UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 0.6%
Textron, Inc.	63,873	$2,328,810

Automobiles 1.3%
General Motors Co.	103,326	3,247,536
Honda Motor Co., Ltd.	56,400	1,542,038

		4,789,574

Banks 12.1%
Bank of America Corp.	434,630	5,876,198
BB&T Corp.	85,070	2,830,279
BOK Financial Corp.(a)	16,550	903,961
Comerica, Inc.	39,333	1,489,541
Commerce Bancshares, Inc.	41,901	1,883,450
Cullen/Frost Bankers, Inc.	17,190	947,341
JPMorgan Chase & Co.	165,696	9,812,517
M&T Bank Corp.	16,607	1,843,377
PNC Financial Services Group, Inc. (The)	53,746	4,545,299
U.S. Bancorp	156,978	6,371,737
UMB Financial Corp.	20,000	1,032,600
Wells Fargo & Co.	172,137	8,324,545

		45,860,845

Beverages 0.2%
PepsiCo, Inc.	9,040	926,419

Capital Markets 3.5%
Franklin Resources, Inc.	59,410	2,319,961
Goldman Sachs Group, Inc. (The)	18,092	2,840,082
Northern Trust Corp.	87,462	5,699,899
State Street Corp.	42,743	2,501,320

		13,361,262

Commercial Services & Supplies 2.5%
ADT Corp. (The)	82,725	3,413,234
Republic Services, Inc.	71,818	3,422,128
Tyco International PLC	75,895	2,786,105

		9,621,467

Communications Equipment 2.0%
Cisco Systems, Inc.	263,365	7,498,001

Containers & Packaging 0.3%
Sonoco Products Co.	25,557	1,241,303

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class A*	24	5,122,800
Berkshire Hathaway, Inc., Class B*	16,370	2,322,576

		7,445,376

Diversified Telecommunication Services 2.2%
AT&T, Inc.	172,696	6,764,502
CenturyLink, Inc.	45,979	1,469,489

		8,233,991

Electric Utilities 3.2%
Edison International	55,189	3,967,537
Great Plains Energy, Inc.	59,930	1,932,743
PG&E Corp.	46,349	2,767,962
Westar Energy, Inc.	69,861	3,465,804

		12,134,046

Electrical Equipment 1.6%
Eaton Corp. PLC	9,037	565,355
Emerson Electric Co.	71,150	3,869,137
Hubbell, Inc.	9,630	1,020,106
Rockwell Automation, Inc.	4,840	550,550

		6,005,148

Electronic Equipment, Instruments & Components 1.5%
Keysight Technologies, Inc.*	116,263	3,225,136
TE Connectivity Ltd.	40,573	2,512,280

		5,737,416

Energy Equipment & Services 3.5%
FMC Technologies, Inc.*	66,270	1,813,147
Halliburton Co.	109,902	3,925,699
Helmerich & Payne, Inc.(a)	43,930	2,579,570
Schlumberger Ltd.	65,940	4,863,075

		13,181,491

Food & Staples Retailing 2.3%
Sysco Corp.	72,016	3,365,308
Wal-Mart Stores, Inc.	75,703	5,184,898

		8,550,206

Food Products 2.2%
ConAgra Foods, Inc.	52,395	2,337,865
Kellogg Co.	30,630	2,344,726
Mondelez International, Inc., Class A	94,096	3,775,132

		8,457,723

Health Care Equipment & Supplies 4.6%
Abbott Laboratories	58,120	2,431,159
Baxter International, Inc.	19,360	795,309
Becton, Dickinson and Co.	7,023	1,066,232
Boston Scientific Corp.*	85,144	1,601,559
Medtronic PLC	66,006	4,950,450
St. Jude Medical, Inc.	16,580	911,900
Zimmer Biomet Holdings, Inc.	53,081	5,660,027

		17,416,636

Health Care Providers & Services 1.4%
Cigna Corp.	7,890	1,082,824
Express Scripts Holding Co.*	27,934	1,918,786
LifePoint Health, Inc.*	32,331	2,238,922

		5,240,532

Hotels, Restaurants & Leisure 0.2%
Carnival Corp.	17,763	937,353

Household Products 2.6%
Procter & Gamble Co. (The)	120,417	9,911,523

Industrial Conglomerates 3.9%
General Electric Co.	422,154	13,420,276
Koninklijke Philips NV	53,431	1,521,892

		14,942,168

Insurance 3.7%
Aflac, Inc.	29,026	1,832,702
Brown & Brown, Inc.	13,269	475,030
Chubb Ltd. (The)	30,342	3,615,249
MetLife, Inc.	79,365	3,487,298
Reinsurance Group of America, Inc.	25,090	2,414,913
Unum Group	74,070	2,290,244

		14,115,436

Leisure Products 0.2%
Mattel, Inc.	18,659	627,316

Machinery 0.4%
Oshkosh Corp.	37,810	1,545,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 0.3%
Discovery Communications, Inc., Class A*	35,142	$1,006,115

Metals & Mining 0.3%
BHP Billiton Ltd.	77,160	997,047

Multiline Retail 0.6%
Target Corp.	26,599	2,188,566

Multi-Utilities 0.5%
Ameren Corp.	39,510	1,979,451

Oil, Gas & Consumable Fuels 16.2%
Anadarko Petroleum Corp.	86,300	4,018,991
Apache Corp.	46,428	2,266,151
Chevron Corp.	103,521	9,875,903
Cimarex Energy Co.	37,108	3,609,495
Devon Energy Corp.	120,999	3,320,213
EOG Resources, Inc.	40,146	2,913,797
EQT Corp.	57,940	3,897,044
Exxon Mobil Corp.	143,757	12,016,648
Imperial Oil Ltd.	57,191	1,910,697
Noble Energy, Inc.	140,672	4,418,507
Occidental Petroleum Corp.	96,894	6,630,456
TOTAL SA	137,471	6,255,116

		61,133,018

Pharmaceuticals 8.7%
AbbVie, Inc.	37,770	2,157,422
Allergan PLC*	12,100	3,243,163
Johnson & Johnson	83,381	9,021,824
Merck & Co., Inc.	152,215	8,053,696
Pfizer, Inc.	350,590	10,391,488

		32,867,593

Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	163,801	1,680,598
Corrections Corp. of America	92,172	2,954,113
Weyerhaeuser Co.	52,780	1,635,124

		6,269,835

Road & Rail 1.4%
CSX Corp.	73,772	1,899,629
Heartland Express, Inc.(a)	124,416	2,307,917
Norfolk Southern Corp.	12,530	1,043,122

		5,250,668

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	139,757	2,960,053
Intel Corp.	213,730	6,914,165
QUALCOMM, Inc.	56,000	2,863,840
Teradyne, Inc.	41,513	896,266

		13,634,324

Software 2.0%
Microsoft Corp.	70,020	3,867,205
Oracle Corp.	95,617	3,911,691

		7,778,896

Specialty Retail 1.8%
Advance Auto Parts, Inc.	19,575	3,138,655
CST Brands, Inc.	58,910	2,255,664
Lowe’s Cos., Inc.	18,626	1,410,920

		6,805,239

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	13,792	1,503,190
EMC Corp.	189,833	5,059,050
Hewlett Packard Enterprise Co.	60,901	1,079,775
HP, Inc.	60,901	750,300
SanDisk Corp.	24,100	1,833,528

		10,225,843

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	36,364	1,457,833
Ralph Lauren Corp.	12,070	1,161,858

		2,619,691

Total Common Stocks (cost $344,477,811)		372,865,623

Repurchase Agreements 1.6%

	Principal Amount
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $3,000,540, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $3,060,000.(b)	$3,000,000	3,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $2,865,209, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $2,922,490.(b)	2,865,185	2,865,185

Total Repurchase Agreements (cost $5,865,185)		5,865,185

Total Investments (cost $350,342,996) (c) — 100.1%		378,730,808
Liabilities in excess of other assets — (0.1%)		(427,572)

NET ASSETS — 100.0%		$378,303,236

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $5,732,763.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $5,865,185.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $354,751,902, tax unrealized appreciation and depreciation were $41,016,752 and $(17,037,846), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	06/30/16	(1,051,498)	$(788,308)	$(802,760)	$(14,452)
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/16	(1,922,046)	(1,456,328)	(1,480,031)	(23,703)
Euro	UBS AG	06/30/16	(5,216,826)	(5,843,079)	(5,952,674)	(109,595)
Japanese Yen	Credit Suisse International	06/30/16	(129,353,400)	(1,151,876)	(1,152,467)	(591)

Total Short Contracts				$(9,239,591)	$(9,387,932)	$(148,341)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	06/30/16	32,986	$24,671	$25,183	$512
Australian Dollar	Credit Suisse International	06/30/16	34,722	26,132	26,508	376
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/16	67,771	51,203	52,186	983

Total Long Contracts				$102,006	$103,877	$1,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,328,810	$—	$—	$2,328,810
Automobiles	3,247,536	1,542,038	—	4,789,574
Banks	45,860,845	—	—	45,860,845
Beverages	926,419	—	—	926,419
Capital Markets	13,361,262	—	—	13,361,262
Commercial Services & Supplies	9,621,467	—	—	9,621,467
Communications Equipment	7,498,001	—	—	7,498,001
Containers & Packaging	1,241,303	—	—	1,241,303
Diversified Financial Services	7,445,376	—	—	7,445,376
Diversified Telecommunication Services	8,233,991	—	—	8,233,991
Electric Utilities	12,134,046	—	—	12,134,046
Electrical Equipment	6,005,148	—	—	6,005,148
Electronic Equipment, Instruments & Components	5,737,416	—	—	5,737,416
Energy Equipment & Services	13,181,491	—	—	13,181,491
Food & Staples Retailing	8,550,206	—	—	8,550,206
Food Products	8,457,723	—	—	8,457,723
Health Care Equipment & Supplies	17,416,636	—	—	17,416,636
Health Care Providers & Services	5,240,532	—	—	5,240,532
Hotels, Restaurants & Leisure	937,353	—	—	937,353
Household Products	9,911,523	—	—	9,911,523
Industrial Conglomerates	13,420,276	1,521,892	—	14,942,168
Insurance	14,115,436	—	—	14,115,436
Leisure Products	627,316	—	—	627,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Machinery	$1,545,295	$—	$—	$1,545,295
Media	1,006,115	—	—	1,006,115
Metals & Mining	—	997,047	—	997,047
Multiline Retail	2,188,566	—	—	2,188,566
Multi-Utilities	1,979,451	—	—	1,979,451
Oil, Gas & Consumable Fuels	54,877,902	6,255,116	—	61,133,018
Pharmaceuticals	32,867,593	—	—	32,867,593
Real Estate Investment Trusts (REITs)	6,269,835	—	—	6,269,835
Road & Rail	5,250,668	—	—	5,250,668
Semiconductors & Semiconductor Equipment	13,634,324	—	—	13,634,324
Software	7,778,896	—	—	7,778,896
Specialty Retail	6,805,239	—	—	6,805,239
Technology Hardware, Storage & Peripherals	10,225,843	—	—	10,225,843
Textiles, Apparel & Luxury Goods	2,619,691	—	—	2,619,691

Total Common Stocks	$362,549,530	$10,316,093	$—	$372,865,623

Forward Foreign Currency Contracts	—	1,871	—	1,871
Repurchase Agreements	—	5,865,185	—	5,865,185

Total Assets	$362,549,530	$16,183,149	$—	$378,732,679

Liabilities:
Forward Foreign Currency Contracts	$—	$(148,341)	$—	$(148,341)

Total Liabilities	$—	$(148,341)	$—	$(148,341)

Total	$362,549,530	$16,034,808	$—	$378,584,338

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,871

Total		$1,871

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(148,341)

Total		$(148,341)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2016 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1	268,377,527	$5,614,457,855

Total Mutual Fund (cost $4,630,898,180)		5,614,457,855

Total Investments (cost $4,630,898,180) (a) — 100.1%		5,614,457,855
Liabilities in excess of other assets — (0.1%)		(2,875,963)

NET ASSETS — 100.0%		$5,611,581,892

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $4,634,099,728, tax unrealized appreciation and depreciation were $980,358,127 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1	185,476,556	$2,049,515,939

Total Mutual Fund (cost $2,015,198,963)		2,049,515,939

Total Investments (cost $2,015,198,963) (a) — 100.1%		2,049,515,939
Liabilities in excess of other assets — (0.1)%		(1,056,946)

NET ASSETS — 100.0%		$2,048,458,993

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,027,401,181, tax unrealized appreciation and depreciation were $22,114,758 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1	11,353,880	$286,344,851

Total Mutual Fund (cost $266,472,005)		286,344,851

Total Investments (cost $266,472,005) (a) — 100.1%		286,344,851
Liabilities in excess of other assets — (0.1%)		(171,975)

NET ASSETS — 100.0%		$286,172,876

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $279,444,734, tax unrealized appreciation and depreciation were $6,900,117 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1	6,771,659	$449,841,303

Total Mutual Fund (cost $407,055,832)		449,841,303

Total Investments (cost $407,055,832) (a) — 100.1%		449,841,303
Liabilities in excess of other assets — (0.1%)		(259,935)

NET ASSETS — 100.0%		$449,581,368

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $432,972,461, tax unrealized appreciation and depreciation were $16,868,842 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund, Class 1	50,729,991	$2,307,707,307

Total Mutual Fund (cost $2,010,814,288)		2,307,707,307

Total Investments (cost $2,010,814,288) (a) — 100.1%		2,307,707,307
Liabilities in excess of other assets — (0.1%)		(1,177,148)

NET ASSETS — 100.0%		$2,306,530,159

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,042,041,071, tax unrealized appreciation and depreciation were $265,666,236 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Mutual Funds 99.3%

	Shares	Market Value
Alternative Assets 95.6%
BlackRock Global Allocation V.I. Fund, Class I	5,055,751	$75,937,377

Total Alternative Assets (cost $78,593,340)		75,937,377

Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.39% (a)	2,912,884	2,912,884

Total Money Market Fund (cost $2,912,884)		2,912,884

Total Mutual Funds (cost $81,506,224)		78,850,261

Total Investments (cost $81,506,224) (b) — 99.3%		78,850,261
Other assets in excess of liabilities — 0.7%		578,209

NET ASSETS — 100.0%		$79,428,470

(a)	Represents 7-day effective yield as of March 31, 2016.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $81,509,436, tax unrealized appreciation and depreciation were $0 and $(2,659,175), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
88	Mini MSCI EAFE	06/17/16	$7,152,200	$17,469
60	S&P 500 E-Mini	06/17/16	6,154,500	66,894
6	S&P MID 400 E-Mini	06/17/16	864,720	13,094

			$14,171,420	$97,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$97,457

Total		$97,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 86.5%

	Principal Amount	Market Value
Aerospace & Defense 0.7%
TransDigm, Inc., 6.00%, 07/15/22	$625,000	$622,656
6.50%, 07/15/24	400,000	396,880
6.50%, 05/15/25	250,000	244,375

		1,263,911

Automotive 3.3%
Affinia Group, Inc., 7.75%, 05/01/21	750,000	772,500
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	575,000	596,562
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)	775,000	662,625
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	200,000	204,500
International Automotive Components Group SL, 9.13%, 06/01/18(a)	275,000	247,500
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(a)	400,000	419,000
Lear Corp., 4.75%, 01/15/23	150,000	154,125
5.25%, 01/15/25	400,000	414,500
Motors Liquidation Co., 7.40%, 09/01/25(b)(c)(d)(e)	2,500,000	0
MPG Holdco I, Inc., 7.38%, 10/15/22	425,000	420,750
Omega US Sub LLC, 8.75%, 07/15/23(a)	275,000	264,000
Schaeffler Finance BV, 4.25%, 05/15/21(a)	300,000	305,250
Schaeffler Holding Finance BV, 6.75%, 11/15/22(a)(f)	875,000	951,563
UCI International, Inc., 8.63%, 02/15/19(c)(d)*	450,000	86,625
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	300,000	298,500

		5,798,000

Building Materials 2.4%
Allegion PLC, 5.88%, 09/15/23	225,000	236,812
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	235,687
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	450,000	463,500
5.75%, 12/15/23(a)	50,000	52,000
Beacon Roofing Supply, Inc., 6.38%, 10/01/23(a)	125,000	132,500
Building Materials Corp of America, 6.00%, 10/15/25(a)	175,000	185,063
HD Supply, Inc., 5.25%, 12/15/21(a)	350,000	367,500
5.75%, 04/15/24(a)	250,000	256,875
Masonite International Corp., 5.63%, 03/15/23(a)	100,000	104,500
NCI Building Systems, Inc., 8.25%, 01/15/23(a)	400,000	421,000
Nortek, Inc., 8.50%, 04/15/21	650,000	674,375
RSI Home Products, Inc., 6.50%, 03/15/23(a)	675,000	703,688
USG Corp., 5.88%, 11/01/21(a)	300,000	313,500
5.50%, 03/01/25(a)	50,000	52,000

		4,199,000

Cable Satellite 6.1%
Altice US Finance II Corp., 7.75%, 07/15/25(a)	400,000	394,000
Cablevision Systems Corp., 5.88%, 09/15/22	250,000	210,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	325,000	331,500
5.75%, 09/01/23	225,000	233,437
5.75%, 01/15/24	775,000	806,969
5.38%, 05/01/25(a)	125,000	127,188
CCOH Safari LLC, 5.75%, 02/15/26(a)	750,000	776,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	775,000	722,687
5.13%, 12/15/21(a)	200,000	186,000
CSC Holdings LLC, 5.25%, 06/01/24	225,000	200,531
DISH DBS Corp., 5.88%, 07/15/22	1,125,000	1,065,937
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	650,000	347,750
5.50%, 08/01/23	875,000	527,188
8.00%, 02/15/24(a)	400,000	412,000
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	59,500
8.13%, 06/01/23	400,000	119,500
Neptune Finco Corp., 10.13%, 01/15/23(a)	325,000	347,750
10.88%, 10/15/25(a)	825,000	896,775
Sirius XM Radio, Inc., 4.63%, 05/15/23(a)	225,000	221,344
6.00%, 07/15/24(a)	725,000	763,062
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)	225,000	224,438
Unitymedia KabelBW GmbH, 6.13%, 01/15/25(a)	725,000	753,551
Virgin Media Secured Finance PLC, 5.25%, 01/15/26(a)	825,000	825,000
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	200,000	196,000

		10,748,982

Chemicals 2.2%
Ashland, Inc., 4.75%, 08/15/22	525,000	532,875
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	375,000	363,750
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22(a)	250,000	230,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Hexion US Finance Corp., 8.88%, 02/01/18	$625,000	$428,125
6.63%, 04/15/20	350,000	290,500
Huntsman International LLC, 4.88%, 11/15/20	350,000	346,500
5.13%, 11/15/22(a)	400,000	388,000
Platform Specialty Products Corp., 6.50%, 02/01/22(a)	1,125,000	947,109
W.R. Grace & Co.-Conn, 5.63%, 10/01/24(a)	275,000	286,688

		3,813,547

Construction Machinery 0.4%
United Rentals North America, Inc., 4.63%, 07/15/23	75,000	74,531
5.75%, 11/15/24	325,000	325,000
5.50%, 07/15/25	250,000	248,698

		648,229

Consumer Cyclical Services 1.4%
Garda World Security Corp., 7.25%, 11/15/21(a)	400,000	308,000
7.25%, 11/15/21(a)	425,000	327,250
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22(a)	800,000	680,000
IHS, Inc., 5.00%, 11/01/22	450,000	466,313
Manitowoc Foodservice, Inc., 9.50%, 02/15/24(a)	150,000	163,500
ServiceMaster Co., 7.10%, 03/01/18	300,000	306,000
7.45%, 08/15/27	175,000	172,375

		2,423,438

Consumer Products 2.4%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(a)	1,025,000	1,063,448
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	525,000	315,000
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	725,000	699,625
Party City Holdings, Inc., 6.13%, 08/15/23(a)	450,000	460,125
Prestige Brands, Inc., 5.38%, 12/15/21(a)	700,000	708,750
Spectrum Brands, Inc., 6.13%, 12/15/24	175,000	186,812
5.75%, 07/15/25	300,000	318,750
Springs Industries, Inc., 6.25%, 06/01/21	400,000	402,000
Vista Outdoor, Inc., 5.88%, 10/01/23(a)	150,000	157,125

		4,311,635

Diversified Manufacturing 1.4%
EnerSys, 5.00%, 04/30/23(a)	150,000	144,750
Entegris, Inc., 6.00%, 04/01/22(a)	525,000	532,875
Gardner Denver, Inc., 6.88%, 08/15/21(a)	525,000	429,188
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(a)	425,000	391,000
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(a)	375,000	296,250
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	707,000

		2,501,063

Financial Institutions 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.63%, 10/30/20	150,000	153,750
4.63%, 07/01/22	325,000	331,500
Ally Financial, Inc., 3.25%, 11/05/18	550,000	540,925
4.13%, 02/13/22	1,000,000	982,500
4.63%, 05/19/22	50,000	50,250
5.75%, 11/20/25	800,000	782,000
CIT Group, Inc., 5.00%, 08/15/22	625,000	632,419
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(a)	550,000	541,750
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19(a)(f)	750,000	690,000
HUB International Ltd., 9.25%, 02/15/21(a)	50,000	51,875
International Lease Finance Corp., 4.63%, 04/15/21	600,000	615,000
5.88%, 08/15/22	600,000	651,000
Navient Corp., 5.50%, 01/25/23	50,000	42,500
5.88%, 10/25/24	750,000	635,625
Quicken Loans, Inc.,
5.75%, 05/01/25(a)	950,000	921,500

		7,622,594

Food & Beverage 2.6%
Anna Merger Sub, Inc., 7.75%, 10/01/22(a)	975,000	904,312
Aramark Services, Inc., 5.75%, 03/15/20	375,000	386,719
5.13%, 01/15/24	200,000	210,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	934,250
Post Holdings, Inc., 7.75%, 03/15/24(a)	150,000	164,625
8.00%, 07/15/25(a)	600,000	666,000
Smithfield Foods, Inc., 6.63%, 08/15/22	300,000	318,750
TreeHouse Foods, Inc., 6.00%, 02/15/24(a)	100,000	106,000
US Foods, Inc., 8.50%, 06/30/19	950,000	976,125

		4,667,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07(b)(d)	$100,000	$0

Gaming 3.9%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18(c)	175,000	177,625
Boyd Gaming Corp., 6.88%, 05/15/23	500,000	532,500
6.38%, 04/01/26(a)	125,000	129,687
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	375,000	271,875
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23	400,000	400,000
MGM Mirage, Inc., 7.75%, 03/15/22	675,000	751,781
MGM Resorts International, 6.00%, 03/15/23	425,000	439,875
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	475,000	486,875
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	721,375
Pinnacle Entertainment, Inc., 6.38%, 08/01/21	575,000	609,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(a)	385,000	396,550
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(a)	825,000	827,063
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(a)	580,000	597,400
Station Casinos LLC, 7.50%, 03/01/21	600,000	635,250

		6,977,356

Healthcare 9.8%
Acadia Healthcare Co., Inc., 6.50%, 03/01/24(a)	325,000	338,000
Air Medical Merger Sub Corp., 6.38%, 05/15/23(a)	500,000	468,750
Amsurg Corp., 5.63%, 07/15/22	600,000	618,000
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	300,000	303,750
6.88%, 02/01/22	1,175,000	1,060,437
Crimson Merger Sub, Inc., 6.63%, 05/15/22(a)	1,425,000	1,063,406
DaVita, Inc., 5.00%, 05/01/25	525,000	519,750
Emdeon, Inc., 11.00%, 12/31/19	400,000	423,000
6.00%, 02/15/21(a)	100,000	97,500
Envision Healthcare Corp., 5.13%, 07/01/22(a)	700,000	710,500
HCA, Inc., 4.75%, 05/01/23	200,000	203,500
5.88%, 05/01/23	100,000	104,875
5.00%, 03/15/24	700,000	716,188
5.25%, 04/15/25	1,950,000	2,008,500
5.25%, 06/15/26	1,075,000	1,101,875
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	625,000	616,406
LifePoint Health, Inc., 5.88%, 12/01/23	150,000	156,750
LifePoint Hospitals, Inc., 5.50%, 12/01/21	475,000	496,375
MEDNAX, Inc., 5.25%, 12/01/23(a)	100,000	104,000
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(a)	1,025,000	1,066,000
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(a)	825,000	822,938
Surgical Care Affiliates, Inc., 6.00%, 04/01/23(a)	500,000	503,750
Team Health, Inc., 7.25%, 12/15/23(a)	500,000	535,000
Teleflex, Inc., 5.25%, 06/15/24	300,000	307,125
Tenet Healthcare Corp., 4.50%, 04/01/21	300,000	301,500
4.38%, 10/01/21	675,000	676,687
8.13%, 04/01/22	275,000	282,906
6.75%, 06/15/23	825,000	789,938
Truven Health Analytics, Inc., 10.63%, 06/01/20	475,000	506,588
Vizient, Inc., 10.38%, 03/01/24(a)	500,000	536,250

		17,440,244

Hotels Restaurants & Leisure 0.0%†
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23	75,000	76,688

Independent Energy 3.7%
Antero Resources Corp., 5.63%, 06/01/23	250,000	230,000
Antero Resources Finance Corp., 6.00%, 12/01/20	500,000	475,000
Approach Resources, Inc., 7.00%, 06/15/21	150,000	71,625
California Resources Corp., 6.00%, 11/15/24	525,000	118,125
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	400,000	373,000
6.25%, 04/15/23	75,000	66,094
Chaparral Energy, Inc., 9.88%, 10/01/20	125,000	23,437
7.63%, 11/15/22(c)(d)*	50,000	9,500
Chesapeake Energy Corp., 5.38%, 06/15/21	250,000	88,750
5.75%, 03/15/23	200,000	68,000
Continental Resources, Inc., 4.50%, 04/15/23	425,000	355,406
CrownRock LP/CrownRock Finance, Inc., 7.75%, 02/15/23(a)	125,000	120,937

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Independent Energy (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	$225,000	$113,484
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	50,000	23,250
6.38%, 06/15/23	200,000	92,000
Gulfport Energy Corp., 7.75%, 11/01/20	325,000	325,000
6.63%, 05/01/23	200,000	186,000
Halcon Resources Corp., 8.63%, 02/01/20(a)	325,000	230,750
Laredo Petroleum, Inc., 5.63%, 01/15/22	200,000	167,000
7.38%, 05/01/22	175,000	148,750
6.25%, 03/15/23	125,000	104,688
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21(c)	475,000	90,250
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	700,000	75,250
Lone Pine Resources, Inc., 10.38%, 02/15/17(b)(c)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	550,000	347,875
Oasis Petroleum, Inc., 6.50%, 11/01/21	75,000	55,500
6.88%, 03/15/22	525,000	388,500
6.88%, 01/15/23	75,000	55,313
Range Resources Corp., 5.00%, 08/15/22	100,000	86,250
4.88%, 05/15/25(a)	448,000	392,000
Rice Energy, Inc., 6.25%, 05/01/22	525,000	456,750
7.25%, 05/01/23	75,000	65,625
RSP Permian, Inc., 6.63%, 10/01/22	250,000	246,250
SandRidge Energy, Inc., 8.13%, 10/15/22	600,000	34,500
SM Energy Co., 6.50%, 11/15/21	50,000	36,875
5.00%, 01/15/24	325,000	224,962
5.63%, 06/01/25	150,000	104,203
W&T Offshore, Inc., 8.50%, 06/15/19	75,000	9,000
Whiting Petroleum Corp., 5.00%, 03/15/19	150,000	103,875
5.75%, 03/15/21	150,000	99,750
6.25%, 04/01/23	475,000	319,438

		6,582,962

Industrial - Other 2.1%
Anixter, Inc., 5.63%, 05/01/19	425,000	445,187
5.50%, 03/01/23(a)	250,000	253,125
Belden CDT, Inc., 5.50%, 09/01/22(a)	700,000	703,500
Belden, Inc., 5.25%, 07/15/24(a)	225,000	214,875
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	475,000	448,875
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	750,000	740,625
Hillman Group, Inc. (The), 6.38%, 07/15/22(a)	700,000	584,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(a)	475,000	293,313

		3,684,000

Leisure 0.3%
Cinemark USA, Inc., 5.13%, 12/15/22	50,000	51,187
HRP Myrtle Beach Operations LLC, 7.38%, 12/01/99(b)(d)(g)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	450,000	452,250
Regal Entertainment Group, 5.75%, 03/15/22	75,000	77,625

		581,062

Media Entertainment 5.9%
AMC Networks, Inc., 5.00%, 04/01/24	375,000	376,406
Clear Channel Communications, Inc., 9.00%, 03/01/21	425,000	295,906
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	925,000	920,375
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	200,000	76,000
Expo Event Transco, Inc., 9.00%, 06/15/21(a)	550,000	525,250
Gannett Co., Inc., 6.38%, 10/15/23	525,000	564,375
5.50%, 09/15/24(a)	50,000	51,500
Gray Television, Inc., 7.50%, 10/01/20	650,000	685,750
Lamar Media Corp., 5.38%, 01/15/24	150,000	156,420
5.75%, 02/01/26(a)	50,000	52,500
LIN Television Corp., 5.88%, 11/15/22	600,000	607,500
Logo Merger Sub Corp., 8.38%, 10/15/20(a)	825,000	820,875
Match Group, Inc., 6.75%, 12/15/22(a)	725,000	734,969
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(a)	450,000	446,625
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(a)	375,000	390,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)	700,000	717,500
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	75,000	76,875
5.63%, 02/15/24	125,000	130,156
5.88%, 03/15/25	450,000	469,125
Radio One, Inc., 9.25%, 02/15/20(a)	350,000	239,750
7.38%, 04/15/22(a)	350,000	315,000
Sinclair Television Group, Inc., 5.63%, 08/01/24(a)	850,000	854,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media Entertainment (continued)
Sinclair Television Group, Inc., (continued) 5.88%, 03/15/26(a)	$150,000	$153,563
Townsquare Media, Inc., 6.50%, 04/01/23(a)	475,000	455,406
Tribune Media Co., 5.88%, 07/15/22(a)	450,000	439,641

		10,555,717

Metals & Mining 1.0%
ArcelorMittal, 6.13%, 06/01/25	650,000	601,250
Freeport-McMoRan, Inc., 3.88%, 03/15/23	100,000	67,750
5.40%, 11/14/34	725,000	444,062
Steel Dynamics, Inc., 5.13%, 10/01/21	125,000	126,250
6.38%, 08/15/22	125,000	128,750
5.25%, 04/15/23	75,000	75,188
5.50%, 10/01/24	350,000	354,375

		1,797,625

Midstream 5.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	75,000	76,875
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 05/20/21	500,000	507,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	175,000	157,937
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(a)	275,000	228,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	250,000	196,250
6.13%, 03/01/22	275,000	206,250
6.25%, 04/01/23(a)	425,000	314,500
Energy Transfer Equity LP, 5.88%, 01/15/24	825,000	705,375
5.50%, 06/01/27	200,000	160,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	800,000	710,000
6.75%, 06/15/23(a)	150,000	131,625
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22(a)	100,000	100,258
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	495,000
MPLX LP, 4.50%, 07/15/23(a)	175,000	161,381
4.88%, 12/01/24(a)	225,000	207,728
4.88%, 06/01/25(a)	350,000	319,141
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	125,000	117,473
5.50%, 04/15/23	225,000	200,571
4.50%, 11/01/23	300,000	264,701
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 07/15/22	425,000	282,625
5.63%, 11/15/23	500,000	325,000
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	725,000	696,906
5.62%, 04/15/23	250,000	237,500
5.63%, 03/01/25	550,000	524,563
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	92,000	93,610
5.50%, 06/01/24	800,000	772,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 07/01/21	75,000	58,875
5.50%, 08/15/22	325,000	230,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 05/01/23	150,000	138,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(a)	50,000	49,750
6.13%, 10/15/21	175,000	175,000
6.25%, 10/15/22(a)	625,000	618,750
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 02/15/23	375,000	333,750
Williams Partners LP/ACMP Finance Corp., 4.88%, 03/15/24	500,000	436,311

		10,235,768

Oil Field Services 0.0%†
CGG SA, 6.88%, 01/15/22	200,000	78,000

Packaging 5.1%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(a)	1,100,000	1,138,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 06/30/21(a)	300,000	285,000
Ball Corp., 5.25%, 07/01/25	550,000	577,500
Berry Plastics Corp., 5.50%, 05/15/22	675,000	695,250
6.00%, 10/15/22(a)	75,000	78,609
5.13%, 07/15/23	450,000	453,375
BWAY Holding Co., 9.13%, 08/15/21(a)	675,000	602,437
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	325,000	331,500
Multi-Color Corp., 6.13%, 12/01/22(a)	575,000	583,625
Mustang Merger Corp., 8.50%, 08/15/21(a)	525,000	542,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Packaging (continued)
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(a)	$75,000	$76,693
5.88%, 08/15/23(a)	50,000	52,094
5.38%, 01/15/25(a)	400,000	397,000
6.38%, 08/15/25(a)	75,000	78,844
Pactiv LLC, 7.95%, 12/15/25	225,000	207,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	375,000	384,844
8.25%, 02/15/21	1,125,000	1,153,125
Sealed Air Corp., 4.88%, 12/01/22(a)	625,000	650,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(a)	900,000	817,875

		9,105,334

Paper 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	375,000	366,094

Pharmaceuticals 3.0%
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(a)	150,000	142,875
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(a)	475,000	447,094
6.00%, 02/01/25(a)	525,000	492,187
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	500,000	513,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)	1,350,000	1,386,180
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(a)	75,000	70,275
4.75%, 04/15/23	550,000	451,000
5.63%, 10/15/23(a)	125,000	113,438
5.50%, 04/15/25(a)	500,000	441,250
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(a)	100,000	83,312
5.50%, 03/01/23(a)	325,000	255,531
VRX Escrow Corp., 5.88%, 05/15/23(a)	625,000	489,844
6.13%, 04/15/25(a)	575,000	442,750

		5,329,486

Refining 0.6%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	575,000	508,875
Tesoro Corp., 5.38%, 10/01/22	150,000	148,125
5.13%, 04/01/24	325,000	319,312

		976,312

Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22(a)	150,000	152,625
6.00%, 04/01/22(a)	925,000	962,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	300,000	309,750
Yum! Brands, Inc., 3.88%, 11/01/23	425,000	393,125

		1,817,500

Retailers 1.6%
Argos Merger Sub, Inc., 7.13%, 03/15/23(a)	800,000	850,400
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(a)(f)	275,000	220,000
Limited Brands, Inc., 5.63%, 02/15/22	475,000	517,474
Michaels Stores, Inc., 5.88%, 12/15/20(a)	475,000	497,563
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21(a)(f)	350,000	269,717
Rite Aid Corp., 6.13%, 04/01/23(a)	425,000	450,500
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	75,000	79,875

		2,885,529

Technology 8.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	175,000	119,875
7.00%, 07/01/24	275,000	180,125
Blackboard, Inc., 7.75%, 11/15/19(a)	275,000	221,375
Blue Coat Holdings, Inc., 8.38%, 06/01/23(a)	675,000	695,587
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	975,000	702,000
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	575,000	592,250
CommScope Holding Co., Inc., 6.63%, 06/01/20(a)(f)	75,000	76,875
CommScope Technologies Finance LLC, 6.00%, 06/15/25(a)	475,000	479,453
Ensemble S Merger Sub, Inc., 9.00%, 09/30/23(a)	450,000	441,000
First Data Corp., 7.00%, 12/01/23(a)	975,000	984,750
5.75%, 01/15/24(a)	1,450,000	1,449,855
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(a)(f)	1,175,000	878,312
Infor US, Inc., 6.50%, 05/15/22	1,075,000	978,250
Iron Mountain, Inc., 5.75%, 08/15/24	500,000	512,500
Italics Merger Sub, Inc., 7.13%, 07/15/23(a)	775,000	747,875
Micron Technology, Inc., 5.25%, 08/01/23(a)	300,000	245,250
5.25%, 01/15/24(a)	150,000	120,750
5.50%, 02/01/25	200,000	162,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Microsemi Corp., 9.13%, 04/15/23(a)	$275,000	$301,812
MSCI, Inc., 5.25%, 11/15/24(a)	125,000	129,062
5.75%, 08/15/25(a)	125,000	131,563
NCR Corp., 4.63%, 02/15/21	200,000	199,000
5.88%, 12/15/21	50,000	51,125
5.00%, 07/15/22	525,000	519,750
6.38%, 12/15/23	200,000	206,000
Nuance Communications, Inc., 5.38%, 08/15/20(a)	450,000	456,469
Qorvo, Inc., 7.00%, 12/01/25(a)	325,000	338,000
Sabre GLBL, Inc., 5.38%, 04/15/23(a)	300,000	307,875
5.25%, 11/15/23(a)	100,000	101,740
Sensata Technologies BV, 5.63%, 11/01/24(a)	125,000	130,000
5.00%, 10/01/25(a)	275,000	277,063
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(a)	225,000	239,625
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	525,000	527,625
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23(a)	175,000	180,688
Syniverse Holdings, Inc., 9.13%, 01/15/19	500,000	225,000
VeriSign, Inc., 4.63%, 05/01/23	300,000	303,000
5.25%, 04/01/25	250,000	251,875
Zebra Technologies Corp., 7.25%, 10/15/22	825,000	895,125

		15,360,604

Transportation Services 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	150,000	145,500
6.38%, 04/01/24(a)	550,000	550,632
Hertz Corp. (The), 6.25%, 10/15/22	900,000	900,000

		1,596,132

Utility - Electric 1.3%
Calpine Corp., 5.88%, 01/15/24(a)	175,000	183,750
5.75%, 01/15/25	750,000	720,000
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(g)	13,356	13,356
NRG Energy, Inc., 6.63%, 03/15/23	200,000	186,562
6.25%, 05/01/24	900,000	825,750
TerraForm Power Operating LLC, 5.88%, 02/01/23(a)	250,000	202,500
6.13%, 06/15/25(a)	175,000	136,500

		2,268,418

Wireless Communications 3.8%
Altice SA, 7.75%, 05/15/22(a)	600,000	590,448
7.63%, 02/15/25(a)	525,000	502,687
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	387,188
Numericable Group SA, 6.00%, 05/15/22(a)	400,000	390,000
Sprint Capital Corp., 6.88%, 11/15/28	1,100,000	803,000
Sprint Corp., 7.88%, 09/15/23	1,300,000	994,227
7.13%, 06/15/24	900,000	668,250
T-Mobile USA, Inc., 6.63%, 04/28/21	50,000	52,250
6.73%, 04/28/22	50,000	52,240
6.00%, 03/01/23	100,000	102,125
6.63%, 04/01/23	850,000	894,625
6.84%, 04/28/23	250,000	263,750
6.38%, 03/01/25	775,000	793,406
6.50%, 01/15/26	250,000	259,688

		6,753,884

Wireline Communications 0.7%
Level 3 Communications, Inc., 5.75%, 12/01/22	375,000	387,187
Level 3 Financing, Inc., 5.38%, 01/15/24(a)	200,000	202,500
5.38%, 05/01/25	550,000	556,875
5.25%, 03/15/26(a)	75,000	75,563

		1,222,125

Total Corporate Bonds (cost $164,653,839)		153,688,770

Common Stock 0.0%†

	Shares	Market Value
Independent Energy 0.0%†
Lone Pine Resources, Inc.*(b)(c)	3,118	4,209

Total Common Stock (cost $7,500)		4,209

Exchange Traded Funds 3.2%

	Shares	Market Value
Fixed Income Fund 3.2%
iShares iBoxx $ High Yield Corporate Bond ETF	34,027	2,779,666
SPDR Barclays High Yield Bond ETF	82,738	2,833,776

Total Exchange Traded Funds (cost $5,932,296)		5,613,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Exchange Traded Funds (continued)

Market Value
Total Investments (cost $170,593,635) (h) — 89.7%	$159,306,421
Other assets in excess of liabilities — 10.3%	18,355,787

NET ASSETS — 100.0%	$177,662,208

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $72,885,732 which represents 41.02% of net assets.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security in default.
(e)	Restricted security.
(f)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $13,356 which represents 0.01% of net assets.
(h)	At March 31, 2016, the tax basis cost of the Fund’s investments was $170,593,635, tax unrealized appreciation and depreciation were $2,069,851 and $(13,357,065), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
ETF	Exchange Traded Fund
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

At March 31, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2016[3]	Termination Date	Upfront Premium Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 25	5.00%	$12,000,000	4.294%	12/20/20	$23,534	$338,073

					$23,534	$338,073

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments paid at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$—	$—	$4,209	$4,209
Corporate Bonds
Aerospace & Defense	—	1,263,911	—	1,263,911
Automotive	—	5,798,000	—	5,798,000
Building Materials	—	4,199,000	—	4,199,000
Cable Satellite	—	10,748,982	—	10,748,982
Chemicals	—	3,813,547	—	3,813,547
Construction Machinery	—	648,229	—	648,229
Consumer Cyclical Services	—	2,423,438	—	2,423,438
Consumer Products	—	4,311,635	—	4,311,635
Diversified Manufacturing	—	2,501,063	—	2,501,063
Financial Institutions	—	7,622,594	—	7,622,594
Food & Beverage	—	4,667,531	—	4,667,531
Food & Staples Retailing	—	—	—	—
Gaming	—	6,977,356	—	6,977,356
Healthcare	—	17,440,244	—	17,440,244
Hotels Restaurants & Leisure	—	76,688	—	76,688
Independent Energy	—	6,582,962	—	6,582,962
Industrial - Other	—	3,684,000	—	3,684,000
Leisure	—	581,062	—	581,062
Media Entertainment	—	10,555,717	—	10,555,717
Metals & Mining	—	1,797,625	—	1,797,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Midstream	$—	$10,235,768	$—	$10,235,768
Oil Field Services	—	78,000	—	78,000
Packaging	—	9,105,334	—	9,105,334
Paper	—	366,094	—	366,094
Pharmaceuticals	—	5,329,486	—	5,329,486
Refining	—	976,312	—	976,312
Restaurants	—	1,817,500	—	1,817,500
Retailers	—	2,885,529	—	2,885,529
Technology	—	15,360,604	—	15,360,604
Transportation Services	—	1,596,132	—	1,596,132
Utility - Electric	—	2,268,418	—	2,268,418
Wireless Communications	—	6,753,884	—	6,753,884
Wireline Communications	—	1,222,125	—	1,222,125

Total Corporate Bonds	$—	$153,688,770	$—	$153,688,770

Swap Contracts*	—	338,073	—	338,073
Exchange Traded Funds	5,613,442	—	—	5,613,442

Total	$5,613,442	$154,026,843	$4,209	$159,644,494

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Total
Balance as of 12/31/15	$4,209	$4,209
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$4,209	$4,209

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/16	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended March 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of high-yield bonds the subadviser believes to be representative of the high-yield bond market. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$338,073

Total		$338,073

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 96.4%

	Shares	Market Value
Aerospace & Defense 1.2%
Textron, Inc.	71,451	$2,605,103

Auto Components 1.7%
Johnson Controls, Inc.	92,957	3,622,534

Automobiles 1.8%
General Motors Co.	124,834	3,923,533

Banks 16.7%
Bank of America Corp.	426,210	5,762,359
Citigroup, Inc.	222,193	9,276,558
Citizens Financial Group, Inc.	76,247	1,597,375
Fifth Third Bancorp	163,377	2,726,762
JPMorgan Chase & Co.	130,236	7,712,576
PNC Financial Services Group, Inc. (The)	42,393	3,585,176
U.S. Bancorp	21,606	876,987
Wells Fargo & Co.	84,000	4,062,240

		35,600,033

Beverages 1.0%
Coca-Cola Co. (The)	47,772	2,216,143

Capital Markets 4.8%
Bank of New York Mellon Corp. (The)	63,166	2,326,404
Goldman Sachs Group, Inc. (The)	12,790	2,007,774
Morgan Stanley	109,707	2,743,772
State Street Corp.	53,096	3,107,178

		10,185,128

Communications Equipment 2.7%
Cisco Systems, Inc.	200,447	5,706,726

Consumer Finance 1.2%
Ally Financial, Inc.*	139,459	2,610,672

Containers & Packaging 1.1%
International Paper Co.	57,321	2,352,454

Diversified Telecommunication Services 1.0%
Frontier Communications Corp.	380,246	2,125,575

Electric Utilities 1.3%
FirstEnergy Corp.	31,855	1,145,824
PG&E Corp.	26,895	1,606,170

		2,751,994

Electrical Equipment 1.6%
Emerson Electric Co.	62,773	3,413,596

Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	15,576	325,383

Energy Equipment & Services 3.0%
Halliburton Co.	52,739	1,883,837
Noble Corp. PLC	96,137	995,018
Weatherford International PLC*	454,056	3,532,556

		6,411,411

Food & Staples Retailing 1.6%
CVS Health Corp.	10,388	1,077,547
Wal-Mart Stores, Inc.	33,572	2,299,347

		3,376,894

Food Products 0.4%
Mondelez International, Inc., Class A	20,710	830,885

Health Care Equipment & Supplies 0.8%
Medtronic PLC	21,896	1,642,200

Health Care Providers & Services 2.0%
Anthem, Inc.	17,175	2,387,153
Express Scripts Holding Co.*	26,118	1,794,046

		4,181,199

Hotels, Restaurants & Leisure 3.0%
Carnival Corp.	121,246	6,398,151

Industrial Conglomerates 2.0%
General Electric Co.	132,972	4,227,180

Information Technology Services 1.0%
PayPal Holdings, Inc.*	55,699	2,149,981

Insurance 4.3%
Aflac, Inc.	46,152	2,914,037
Allstate Corp. (The)	45,619	3,073,352
MetLife, Inc.	71,484	3,141,007

		9,128,396

Internet Software & Services 2.1%
eBay, Inc.*	120,205	2,868,091
Yahoo!, Inc.*	41,891	1,542,008

		4,410,099

Leisure Products 0.5%
Mattel, Inc.	29,206	981,906

Machinery 2.4%
Caterpillar, Inc.	49,141	3,761,252
Ingersoll-Rand PLC	22,953	1,423,316

		5,184,568

Media 6.3%
CBS Corp. Non-Voting Shares, Class B	20,454	1,126,811
Comcast Corp., Class A	60,957	3,723,254
Time Warner Cable, Inc.	12,420	2,541,380
Time Warner, Inc.	14,227	1,032,169
Twenty-First Century Fox, Inc., Class B	90,970	2,565,354
Viacom, Inc., Class B	59,936	2,474,158

		13,463,126

Metals & Mining 1.0%
Alcoa, Inc.	213,980	2,049,928

Multiline Retail 2.2%
Kohl’s Corp.	42,657	1,988,243
Target Corp.	33,112	2,724,455

		4,712,698

Oil, Gas & Consumable Fuels 12.3%
BP PLC,ADR-UK	115,115	3,474,171
Canadian Natural Resources Ltd.	61,562	1,665,196
Chevron Corp.	38,168	3,641,227
Devon Energy Corp.	86,810	2,382,066
Hess Corp.	45,291	2,384,571
Occidental Petroleum Corp.	28,160	1,926,989
QEP Resources, Inc.	105,723	1,491,752
Royal Dutch Shell PLC, Class A,ADR-NL	87,603	4,244,365
Suncor Energy, Inc.	181,206	5,039,339

		26,249,676

Personal Products 0.5%
Unilever NV, NYRS-UK	26,634	1,190,007

Pharmaceuticals 7.4%
AbbVie, Inc.	32,432	1,852,516
Merck & Co., Inc.	67,374	3,564,758
Novartis AG REG	35,193	2,546,282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Pfizer, Inc.	141,436	$4,192,163
Roche Holding AG,ADR-CH	56,208	1,721,370
Sanofi, ADR-FR	48,739	1,957,358

		15,834,447

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	92,076	2,978,659
QUALCOMM, Inc.	4,147	212,077

		3,190,736

Software 3.7%
Citrix Systems, Inc.*	22,654	1,780,151
Microsoft Corp.	64,516	3,563,219
Symantec Corp.	142,079	2,611,412

		7,954,782

Technology Hardware, Storage & Peripherals 2.2%
HP, Inc.	96,585	1,189,927
NetApp, Inc.	126,691	3,457,398

		4,647,325

Total Investments (cost $181,494,287) (a) — 96.4%		205,654,469
Other assets in excess of liabilities — 3.6%		7,762,819

NET ASSETS — 100.0%		$213,417,288

*	Denotes a non-income producing security.
(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $184,077,886, tax unrealized appreciation and depreciation were $36,908,633 and $(15,332,050), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC REG	Public Limited Company Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Royal Bank of Canada	04/15/16	(517,855)	$(728,766)	$(743,794)	$(15,028)
British Pound	Canadian Imperial Bank of Commerce	04/15/16	(517,855)	(728,959)	(743,794)	(14,835)
British Pound	Deutsche Bank Securities, Inc.	04/15/16	(517,855)	(728,285)	(743,793)	(15,508)
British Pound	Goldman Sachs International	04/15/16	(517,854)	(728,804)	(743,793)	(14,989)
Canadian Dollar	Canadian Imperial Bank of Commerce	04/15/16	(1,821,669)	(1,362,510)	(1,402,665)	(40,155)
Canadian Dollar	Deutsche Bank Securities, Inc.	04/15/16	(1,821,650)	(1,362,898)	(1,402,650)	(39,752)
Canadian Dollar	Royal Bank of Canada	04/15/16	(1,821,649)	(1,362,225)	(1,402,650)	(40,425)
Canadian Dollar	Goldman Sachs International	04/15/16	(1,821,649)	(1,362,900)	(1,402,650)	(39,750)
Euro	Canadian Imperial Bank of Commerce	04/15/16	(1,136,107)	(1,259,877)	(1,293,212)	(33,335)
Euro	Goldman Sachs International	04/15/16	(1,136,115)	(1,259,669)	(1,293,221)	(33,552)
Euro	Deutsche Bank Securities, Inc.	04/15/16	(1,136,107)	(1,258,630)	(1,293,211)	(34,581)
Euro	Royal Bank of Canada	04/15/16	(1,136,107)	(1,259,678)	(1,293,211)	(33,533)
Euro	Barclays Bank PLC	04/15/16	(1,136,107)	(1,258,568)	(1,293,211)	(34,643)
Swiss Franc	Deutsche Bank Securities, Inc.	04/15/16	(909,689)	(919,844)	(946,515)	(26,671)
Swiss Franc	Royal Bank of Canada	04/15/16	(909,690)	(919,892)	(946,517)	(26,625)
Swiss Franc	Goldman Sachs International	04/15/16	(909,703)	(919,774)	(946,529)	(26,755)
Swiss Franc	Canadian Imperial Bank of Commerce	04/15/16	(909,689)	(920,216)	(946,515)	(26,299)

Total Short Contracts				$(18,341,495)	$(18,837,931)	$(496,436)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,605,103	$—	$—	$2,605,103
Auto Components	3,622,534	—	—	3,622,534
Automobiles	3,923,533	—	—	3,923,533
Banks	35,600,033	—	—	35,600,033
Beverages	2,216,143	—	—	2,216,143
Capital Markets	10,185,128	—	—	10,185,128
Communications Equipment	5,706,726	—	—	5,706,726
Consumer Finance	2,610,672	—	—	2,610,672
Containers & Packaging	2,352,454	—	—	2,352,454
Diversified Telecommunication Services	2,125,575	—	—	2,125,575
Electric Utilities	2,751,994	—	—	2,751,994
Electrical Equipment	3,413,596	—	—	3,413,596
Electronic Equipment, Instruments & Components	325,383	—	—	325,383
Energy Equipment & Services	6,411,411	—	—	6,411,411
Food & Staples Retailing	3,376,894	—	—	3,376,894
Food Products	830,885	—	—	830,885
Health Care Equipment & Supplies	1,642,200	—	—	1,642,200
Health Care Providers & Services	4,181,199	—	—	4,181,199
Hotels, Restaurants & Leisure	6,398,151	—	—	6,398,151
Industrial Conglomerates	4,227,180	—	—	4,227,180
Information Technology Services	2,149,981	—	—	2,149,981
Insurance	9,128,396	—	—	9,128,396
Internet Software & Services	4,410,099	—	—	4,410,099
Leisure Products	981,906	—	—	981,906
Machinery	5,184,568	—	—	5,184,568
Media	13,463,126	—	—	13,463,126
Metals & Mining	2,049,928	—	—	2,049,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Multiline Retail	$4,712,698	$—	$—	$4,712,698
Oil, Gas & Consumable Fuels	26,249,676	—	—	26,249,676
Personal Products	1,190,007	—	—	1,190,007
Pharmaceuticals	13,288,165	2,546,282	—	15,834,447
Semiconductors & Semiconductor Equipment	3,190,736	—	—	3,190,736
Software	7,954,782	—	—	7,954,782
Technology Hardware, Storage & Peripherals	4,647,325	—	—	4,647,325

Total Common Stocks	$203,108,187	$2,546,282	$—	$205,654,469

Total Assets	$203,108,187	$2,546,282	$—	$205,654,469

Liabilities:
Forward Foreign Currency Contracts	—	(496,436)	—	(496,436)

Total Liabilities	$—	$(496,436)	$—	$(496,436)

Total	$203,108,187	$2,049,846	$—	$205,158,033

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(496,436)

Total		$(496,436)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.0%
	Shares	Market Value
Equity Funds 70.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,502,366	$46,021,087
NVIT International Index Fund, Class Y(a)	35,844,710	303,604,692
NVIT Mid Cap Index Fund, Class Y(a)	7,101,865	165,402,436
NVIT S&P 500 Index Fund, Class Y(a)	31,361,129	444,387,192
NVIT Small Cap Index Fund, Class Y(a)	6,005,411	70,863,849

Total Equity Funds (cost $839,440,764)		1,030,279,256

Fixed Income Funds 24.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,315,486	74,837,426
NVIT Bond Index Fund, Class Y(a)	22,933,100	245,154,839
NVIT Short Term Bond Fund, Class Y(a)	4,415,480	45,479,447

Total Fixed Income Funds (cost $369,889,984)		365,471,712

Total Mutual Funds (cost $1,209,330,748)		1,395,750,968

Fixed Contract 5.0%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$74,038,428	74,038,428

Total Fixed Contract (cost $74,038,428)		74,038,428

Total Investments (cost $1,283,369,176) (d) — 100.0%		1,469,789,396
Liabilities in excess of other assets — 0.0%†		(692,626)

NET ASSETS — 100.0%		$1,469,096,770

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,283,633,805, tax unrealized appreciation and depreciation were $191,538,572 and $(5,382,981), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$74,038,428	$74,038,428
Mutual Funds	1,395,750,968	—	—	1,395,750,968

Total	$1,395,750,968	$—	$74,038,428	$1,469,789,396

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$75,291,830	$75,291,830
Interest Income from Affiliates	593,049	593,049
Purchases	—	—
Sales	(1,846,451)	(1,846,451)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$74,038,428	$74,038,428

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$74,038,428	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Funds 9.9%

	Shares	Market Value
Closed-End Mutual Funds 9.9%
Eaton Vance Limited Duration Income Fund	28,390	$374,180
Prudential Global Short Duration High Yield Fund, Inc.	25,085	373,265

Total Mutual Funds (cost $724,440)		747,445

Exchange Traded Funds 74.1%

	Shares	Market Value
Equity Funds 54.4%
Energy Select Sector SPDR Fund	1,825	113,004
Industrial Select Sector SPDR Fund	5,500	305,085
iShares Latin America 40 ETF	6,015	151,337
iShares MSCI Europe Small-Cap ETF	5,550	248,807
iShares MSCI Eurozone ETF	7,690	264,459
iShares MSCI Japan ETF	26,130	298,143
iShares MSCI Japan Small-Cap ETF	5,185	300,263
iShares North American Tech ETF	1,860	205,809
iShares U.S. Consumer Services ETF	2,565	374,028
Market Vectors Fallen Angel High Yield Bond ETF	14,545	374,243
PowerShares Aerospace & Defense Portfolio	10,975	387,308
SPDR Russell/Nomura Small Cap Japan ETF	3,125	165,875
SPDR S&P 500 ETF Trust	4,265	876,713
Vanguard S&P 500 ETF	160	30,170

Total Equity Funds (cost $4,059,650)		4,095,244

Fixed Income Funds 19.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,295	1,104,432
PowerShares Fundamental High Yield Corporate Bond Portfolio	21,075	375,135

Total Fixed Income Funds (cost $1,448,920)		1,479,567

Total Exchange Traded Funds (cost $5,508,570)		5,574,811

Total Investments (cost $6,233,010) (a) — 84.0%		6,322,256
Other assets in excess of liabilities — 16.0%		1,207,155

NET ASSETS — 100.0%		$7,529,411

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $6,239,139, tax unrealized appreciation and depreciation were $139,567 and $(56,450), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	JPMorgan Chase Bank	05/18/16	23,675,213	$211,410	$210,630	$(780)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,574,811	$—	$—	$5,574,811
Mutual Funds	747,445	—	—	747,445

Total Assets	$6,322,256	$—	$—	$6,322,256

Liabilities:
Forward Foreign Currency Contract	$—	$(780)	$—	$(780)

Total Liabilities	$—	$(780)	$—	$(780)

Total	$6,322,256	$(780)	$—	$6,321,476

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund has the ability to enter into forward foreign currency contracts in order to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency or make an active, tactical investment in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(780)

Total		$(780)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.3%

	Shares	Market Value
Equity Funds 85.4%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	21,073	$355,072
DFA Real Estate Securities Portfolio, Institutional Class	7,358	256,501
DFA U.S. Core Equity 1 Portfolio, Institutional Class	61,058	1,059,352
DFA U.S. Small Cap Portfolio, Institutional Class	17,538	505,279
DFA VA International Small Portfolio*	40,551	451,327
DFA VA International Value Portfolio*	88,732	898,852
DFA VA U.S. Large Value Portfolio*	36,244	750,606

Total Equity Funds (cost $4,509,050)		4,276,989

Fixed Income Funds 12.9%
DFA VA Global Bond Portfolio*	32,062	349,801
DFA VA Short-Term Fixed Portfolio*	29,092	297,032

Total Fixed Income Funds (cost $644,898)		646,833

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	96,645	96,645

Total Money Market Fund (cost $96,645)		96,645

Total Mutual Funds (cost $5,250,593)		5,020,467

Total Investments (cost $5,250,593) (c) — 100.3%		5,020,467
Liabilities in excess of other assets — (0.3)%		(13,461)

NET ASSETS — 100.0%		$5,007,006

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2016.
(b)	Investment in affiliate.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $5,283,879, tax unrealized appreciation and depreciation were $21,719 and $(285,131), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 65.2%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	148,028	$2,568,287
DFA U.S. Small Cap Portfolio, Institutional Class	38,033	1,095,743
DFA VA International Small Portfolio*	110,090	1,225,306
DFA VA International Value Portfolio*	225,194	2,281,211
DFA VA U.S. Large Value Portfolio*	77,980	1,614,971

Total Equity Funds (cost $9,285,298)		8,785,518

Fixed Income Funds 33.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	178,973	2,301,594
DFA VA Short-Term Fixed Portfolio*	210,457	2,148,769

Total Fixed Income Funds (cost $4,400,242)		4,450,363

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	261,898	261,898

Total Money Market Fund (cost $261,898)		261,898

Total Mutual Funds (cost $13,947,438)		13,497,779

Total Investments (cost $13,947,438) (c) — 100.1%		13,497,779
Liabilities in excess of other assets — (0.1)%		(17,627)

NET ASSETS — 100.0%		$13,480,152

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2016.
(b)	Investment in affiliate.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $13,978,178, tax unrealized appreciation and depreciation were $135,687 and $(616,086), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 4.4%
Boeing Co. (The)	34,000	$4,315,960
Raytheon Co.	34,000	4,169,420

		8,485,380

Banks 7.2%
JPMorgan Chase & Co.	144,000	8,527,680
Wells Fargo & Co.	112,000	5,416,320

		13,944,000

Capital Markets 6.8%
Charles Schwab Corp. (The)	172,000	4,819,440
Goldman Sachs Group, Inc. (The)	53,000	8,319,940

		13,139,380

Chemicals 2.4%
Methanex Corp.	105,000	3,372,600
Scotts Miracle-Gro Co. (The), Class A	18,000	1,309,860

		4,682,460

Commercial Services & Supplies 2.8%
Pitney Bowes, Inc.	250,000	5,385,000

Communications Equipment 7.5%
Cisco Systems, Inc.	205,000	5,836,350
Motorola Solutions, Inc.	116,000	8,781,200

		14,617,550

Consumer Finance 0.6%
American Express Co.	20,000	1,228,000

Containers & Packaging 3.3%
Sealed Air Corp.	132,000	6,337,320

Diversified Financial Services 8.4%
Berkshire Hathaway, Inc., Class B*	61,000	8,654,680
Intercontinental Exchange, Inc.	32,500	7,642,050

		16,296,730

Electrical Equipment 1.4%
Rockwell Automation, Inc.	24,000	2,730,000

Energy Equipment & Services 2.3%
Schlumberger Ltd.	60,000	4,425,000

Food Products 2.7%
Hain Celestial Group, Inc. (The)*	50,000	2,045,500
Mondelez International, Inc., Class A	78,000	3,129,360

		5,174,860

Gas Utilities 1.3%
National Fuel Gas Co.	50,000	2,502,500

Health Care Equipment & Supplies 1.7%
Hill-Rom Holdings, Inc.	65,000	3,269,500

Health Care Providers & Services 10.9%
Aetna, Inc.	33,000	3,707,550
Cardinal Health, Inc.	82,000	6,719,900
HCA Holdings, Inc.*	96,000	7,492,800
Henry Schein, Inc.*	19,000	3,279,970

		21,200,220

Hotels, Restaurants & Leisure 1.2%
Hyatt Hotels Corp., Class A*	45,000	2,227,050

Industrial Conglomerates 3.4%
3M Co.	39,500	6,581,885

Information Technology Services 2.5%
PayPal Holdings, Inc.*	127,000	4,902,200

Internet Software & Services 5.6%
Alphabet, Inc., Class C*	9,000	6,704,550
eBay, Inc.*	170,000	4,056,200

		10,760,750

Machinery 3.5%
Stanley Black & Decker, Inc.	64,000	6,733,440

Media 4.0%
Omnicom Group, Inc.	24,000	1,997,520
Twenty-First Century Fox, Inc., Class A	208,000	5,799,040

		7,796,560

Oil, Gas & Consumable Fuels 1.0%
EOG Resources, Inc.	26,000	1,887,080

Pharmaceuticals 3.3%
Pfizer, Inc.	217,000	6,431,880

Road & Rail 1.6%
CSX Corp.	120,000	3,090,000

Software 3.9%
Activision Blizzard, Inc.	123,000	4,162,320
Microsoft Corp.	63,000	3,479,490

		7,641,810

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	41,500	4,523,085
NCR Corp.*	135,000	4,040,550

		8,563,635

Total Investments (cost $151,792,743) (a) — 98.1%		190,034,190
Other assets in excess of liabilities — 1.9%		3,621,487

NET ASSETS — 100.0%		$193,655,677

*	Denotes a non-income producing security.
(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $151,937,638, tax unrealized appreciation and depreciation were $42,282,211 and $(4,185,659), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.9%

	Shares	Market Value
Airlines 1.9%
Ryanair Holdings PLC, ADR-IE	29,632	$2,543,019

Auto Components 3.2%
BorgWarner, Inc.	72,844	2,797,209
Delphi Automotive PLC	18,633	1,397,848

		4,195,057

Banks 4.9%
JPMorgan Chase & Co.	36,963	2,188,949
U.S. Bancorp	106,295	4,314,514

		6,503,463

Communications Equipment 1.2%
NetScout Systems, Inc.*	69,799	1,603,283

Consumer Finance 2.7%
American Express Co.	58,537	3,594,172

Diversified Financial Services 2.5%
Intercontinental Exchange, Inc.	14,273	3,356,153

Diversified Telecommunication Services 3.4%
Level 3 Communications, Inc.*	83,973	4,437,973

Electric Utilities 4.5%
Eversource Energy	102,711	5,992,160

Energy Equipment & Services 4.0%
Schlumberger Ltd.	71,748	5,291,415

Health Care Equipment & Supplies 9.7%
Abbott Laboratories	104,656	4,377,760
Becton, Dickinson and Co.	33,608	5,102,367
Medtronic PLC	43,350	3,251,250

		12,731,377

Health Care Providers & Services 1.3%
Premier, Inc., Class A*	51,150	1,706,364

Household Durables 4.6%
Newell Rubbermaid, Inc.	137,731	6,100,106

Industrial Conglomerates 6.9%
3M Co.	19,118	3,185,633
Danaher Corp.	62,612	5,939,374

		9,125,007

Information Technology Services 5.0%
Alliance Data Systems Corp.*	17,448	3,838,560
MasterCard, Inc., Class A	29,351	2,773,670

		6,612,230

Insurance 5.0%
Progressive Corp. (The)	187,109	6,575,010

Internet Software & Services 4.6%
Alphabet, Inc., Class A*	2,974	2,268,864
eBay, Inc.*	157,581	3,759,883

		6,028,747

Oil, Gas & Consumable Fuels 4.2%
Cimarex Energy Co.	18,982	1,846,379
Noble Energy, Inc.	118,275	3,715,018

		5,561,397

Personal Products 4.0%
Unilever NV, NYRS-UK	117,455	5,247,889

Pharmaceuticals 1.9%
Roche Holding AG, ADR-CH	82,628	2,530,483

Professional Services 3.5%
ManpowerGroup, Inc.	24,279	1,976,796
Robert Half International, Inc.	56,656	2,639,037

		4,615,833

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	28,254	2,380,117

Semiconductors & Semiconductor Equipment 5.1%
Texas Instruments, Inc.	116,032	6,662,557

Software 4.1%
Intuit, Inc.	52,518	5,462,397

Specialty Retail 2.0%
TJX Cos., Inc. (The)	33,747	2,644,077

Textiles, Apparel & Luxury Goods 1.2%
Gildan Activewear, Inc.	53,412	1,629,600

Trading Companies & Distributors 5.7%
NOW, Inc.*	116,176	2,058,639
W.W. Grainger, Inc.	23,246	5,426,314

		7,484,953

Total Investments (cost $106,359,525) (a) — 98.9%		130,614,839
Other assets in excess of liabilities — 1.1%		1,428,939

NET ASSETS — 100.0%		$132,043,778

*	Denotes a non-income producing security.
(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $106,532,196, tax unrealized appreciation and depreciation were $29,385,232 and $(5,302,589), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Automobiles 0.2%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$2,500,000	$2,495,926
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,501,482

		3,997,408

Credit Card 0.3%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7, 5.75%, 07/15/20	3,500,000	3,725,697
Series 2015-A1, Class A1, 1.39%, 01/15/21	1,750,000	1,755,646
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,750,000	1,761,871
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,243,985

		8,487,199

Total Asset-Backed Securities (cost $12,563,507)		12,484,607

Commercial Mortgage Backed Securities 1.6%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4, 6.14%, 12/10/49(a)	850,752	890,319
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500,000	1,609,130
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,000,000	1,072,036
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	1,500,000	1,612,189
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,040,147
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,081,809
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,624,081
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.76%, 05/15/46(a)	1,757,075	1,816,618
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	438,005
Series K004, Class A1, 3.41%, 05/25/19	490,422	507,991
Series K006, Class A1, 3.40%, 07/25/19	377,709	390,042
Series K006, Class A2, 4.25%, 01/25/20	200,000	219,210
Series K008, Class A1, 2.75%, 12/25/19	69,587	71,081
Series K013, Class A2, 3.97%, 01/25/21	500,000	552,860
Series K014, Class A1, 2.79%, 10/25/20	137,523	141,385
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,546,689
Series K024, Class A2, 2.57%, 09/25/22	100,000	103,903
Series K026, Class A2, 2.51%, 11/25/22	900,000	930,544
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	432,946
Series K033, Class A2, 3.06%, 07/25/23(a)	950,000	1,012,587
Series K034, Class A2, 3.53%, 07/25/23(a)	1,900,000	2,084,782
Series K037, Class A2, 3.49%, 01/25/24	800,000	874,908
Series K038, Class A1, 2.60%, 10/25/23	316,453	328,069
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,030,292
Federal National Mortgage Association-ACES Series 2013-M6, Class 1AC, 4.13%, 02/25/43(a)	250,000	262,470
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	258,910
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,395,878	1,451,151
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,560,780
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,637,007
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,075,763
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,043,959
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.86%, 08/12/49(a)	797,556	826,501
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,068,676
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 02/15/51(a)	1,822,802	1,878,196
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,581,292
WF-RBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,842,902
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	1,175,000	1,298,386

Total Commercial Mortgage Backed Securities (cost $36,148,508)		38,197,616

Corporate Bonds 24.8%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	277,678
Boeing Co. (The), 4.88%, 02/15/20	500,000	562,561
3.30%, 03/01/35	130,000	125,856
General Dynamics Corp., 1.00%, 11/15/17	500,000	500,821
3.88%, 07/15/21	100,000	108,870
Harris Corp., 2.70%, 04/27/20	1,000,000	1,002,833
4.85%, 04/27/35	90,000	93,547
L-3 Communications Corp., 5.20%, 10/15/19	500,000	532,383
3.95%, 05/28/24	257,000	247,343
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	507,856
3.55%, 01/15/26	750,000	794,446
3.60%, 03/01/35	110,000	106,987
4.07%, 12/15/42	393,000	397,097
4.70%, 05/15/46	250,000	279,533
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	532,572
4.75%, 06/01/43	250,000	281,118
Raytheon Co., 6.40%, 12/15/18	206,000	233,396
3.13%, 10/15/20	250,000	266,921
3.15%, 12/15/24(b)	145,000	152,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Raytheon Co., (continued) 4.70%, 12/15/41	$150,000	$171,146
United Technologies Corp., 1.80%, 06/01/17	600,000	605,811
4.50%, 04/15/20	250,000	276,289
6.13%, 07/15/38	400,000	516,682
4.50%, 06/01/42	500,000	541,747
4.15%, 05/15/45	550,000	570,824

		9,687,280

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	420,078	449,451
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	306,934	316,909
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	463,536	482,077

		1,248,437

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25(b)	135,000	132,276
Delphi Corp., 4.15%, 03/15/24	475,000	488,409
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	158,618
3.75%, 12/01/21	600,000	619,025
4.63%, 07/02/44(b)	350,000	338,334

		1,736,662

Automobiles 0.5%
American Honda Finance Corp., 1.20%, 07/14/17	500,000	500,878
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	383,205
Ford Motor Co., 7.45%, 07/16/31	500,000	651,420
4.75%, 01/15/43(b)	350,000	351,146
Ford Motor Credit Co. LLC, 3.00%, 06/12/17	350,000	354,620
2.24%, 06/15/18	500,000	500,636
2.38%, 03/12/19	750,000	753,409
3.20%, 01/15/21	500,000	511,053
3.66%, 09/08/24	500,000	504,939
4.39%, 01/08/26(b)	200,000	211,826
General Motors Co., 5.20%, 04/01/45	500,000	470,036
6.75%, 04/01/46	35,000	39,787
General Motors Financial Co., Inc., 3.15%, 01/15/20	1,080,000	1,083,285
3.70%, 11/24/20	500,000	509,557
4.38%, 09/25/21	500,000	516,763
5.25%, 03/01/26	1,055,000	1,103,452
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	509,021
2.10%, 01/17/19(b)	650,000	663,312
2.13%, 07/18/19	500,000	511,293
2.15%, 03/12/20	500,000	510,797
3.30%, 01/12/22	500,000	537,190

		11,177,625

Banks 4.1%
Abbey National Treasury Services PLC, 2.38%, 03/16/20	500,000	500,111
4.00%, 03/13/24	500,000	531,932
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	500,000	500,717
Bank of America Corp., 1.70%, 08/25/17	500,000	500,673
2.00%, 01/11/18	600,000	602,471
Series L, 5.65%, 05/01/18	3,200,000	3,435,107
Series L, 2.60%, 01/15/19	500,000	508,455
Series L, 2.65%, 04/01/19	500,000	508,776
Series L, 2.25%, 04/21/20	1,000,000	990,344
5.63%, 07/01/20	1,000,000	1,123,713
5.00%, 05/13/21	700,000	776,923
5.70%, 01/24/22	750,000	861,190
3.30%, 01/11/23	500,000	504,201
4.10%, 07/24/23	750,000	788,957
4.00%, 04/01/24	350,000	367,136
Series L, 3.95%, 04/21/25(b)	310,000	308,436
3.88%, 08/01/25(b)	250,000	259,111
4.45%, 03/03/26(b)	125,000	128,774
4.25%, 10/22/26	435,000	441,485
5.88%, 02/07/42	250,000	302,974
5.00%, 01/21/44	350,000	386,278
Series L, 4.75%, 04/21/45	750,000	745,924
Bank of Montreal, 1.45%, 04/09/18	750,000	748,998
Bank of New York Mellon Corp. (The), 1.30%, 01/25/18	500,000	500,697
2.60%, 08/17/20	395,000	404,504
3.25%, 09/11/24	750,000	772,596
Series G, 3.00%, 02/24/25	205,000	207,489
Bank of Nova Scotia (The), 1.45%, 04/25/18	500,000	500,117
1.70%, 06/11/18	500,000	501,157
2.80%, 07/21/21	500,000	512,650
Bank One Corp., 8.00%, 04/29/27	290,000	378,114
Barclays Bank PLC, 5.14%, 10/14/20	250,000	266,848
Barclays PLC, 2.00%, 03/16/18	500,000	491,104
3.25%, 01/12/21	1,000,000	995,715
3.65%, 03/16/25	360,000	337,557
5.25%, 08/17/45	205,000	205,868
BB&T Corp., 2.05%, 06/19/18	750,000	758,823
2.45%, 01/15/20	500,000	508,670
BNP Paribas SA, 2.70%, 08/20/18	250,000	255,574
2.38%, 05/21/20	1,000,000	1,006,009
5.00%, 01/15/21	250,000	279,366
3.25%, 03/03/23	500,000	515,229
BPCE SA, 4.00%, 04/15/24(b)	475,000	503,022
Branch Banking & Trust Co., 1.35%, 10/01/17	500,000	500,739
3.63%, 09/16/25	250,000	261,863
Capital One Financial Corp., 4.75%, 07/15/21	300,000	328,745
3.75%, 04/24/24	700,000	720,277
Capital One NA, 1.50%, 03/22/18	300,000	295,402
2.40%, 09/05/19	500,000	498,604
Citigroup, Inc., 1.70%, 04/27/18	1,000,000	996,398
1.75%, 05/01/18(b)	1,000,000	997,262
2.05%, 12/07/18(b)	1,000,000	1,004,191
2.50%, 07/29/19	500,000	506,720
4.50%, 01/14/22(b)	650,000	711,595
3.88%, 10/25/23	750,000	785,399
3.75%, 06/16/24	500,000	517,894
3.30%, 04/27/25	1,060,000	1,062,663
4.60%, 03/09/26	350,000	358,867
4.30%, 11/20/26	500,000	497,590
4.45%, 09/29/27	500,000	503,122
6.63%, 06/15/32	333,000	388,910
8.13%, 07/15/39	350,000	517,761
6.68%, 09/13/43	250,000	303,007
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	509,595
2.30%, 03/12/20	500,000	505,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Compass Bank, 3.88%, 04/10/25	$500,000	$468,956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.70%, 03/19/18	750,000	754,199
4.63%, 12/01/23	250,000	263,900
3.38%, 05/21/25	500,000	513,452
5.25%, 05/24/41	175,000	208,821
5.75%, 12/01/43	250,000	291,263
5.25%, 08/04/45	250,000	270,366
Credit Suisse, 2.30%, 05/28/19	600,000	605,683
4.38%, 08/05/20	400,000	431,287
3.63%, 09/09/24	500,000	506,963
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	1,000,000	986,842
3.13%, 12/10/20(c)	500,000	497,241
3.80%, 09/15/22	440,000	437,921
3.75%, 03/26/25	390,000	372,569
Discover Bank, 4.20%, 08/08/23	500,000	522,637
Fifth Third Bancorp, 2.88%, 07/27/20	500,000	506,970
3.50%, 03/15/22	700,000	728,960
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	278,755
HSBC Holdings PLC, 5.10%, 04/05/21	500,000	549,995
4.25%, 03/14/24	500,000	505,192
4.30%, 03/08/26	1,000,000	1,033,814
6.50%, 05/02/36	400,000	466,829
6.50%, 09/15/37	600,000	704,702
5.25%, 03/14/44	250,000	253,556
HSBC USA, Inc., 2.63%, 09/24/18	500,000	506,961
2.38%, 11/13/19(b)	500,000	502,232
3.50%, 06/23/24(b)	500,000	507,871
Huntington Bancshares, Inc., 3.15%, 03/14/21	395,000	401,337
Huntington National Bank (The), 2.20%, 11/06/18	750,000	751,227
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	511,673
JPMorgan Chase & Co., 1.80%, 01/25/18	1,000,000	1,004,643
2.25%, 01/23/20	500,000	503,955
2.75%, 06/23/20(b)	500,000	512,025
4.25%, 10/15/20	350,000	378,867
2.55%, 10/29/20	500,000	506,735
2.55%, 03/01/21	500,000	504,433
4.63%, 05/10/21	500,000	554,355
3.38%, 05/01/23(b)	250,000	251,035
3.88%, 09/10/24	1,000,000	1,025,551
3.13%, 01/23/25(b)	1,000,000	1,003,497
3.30%, 04/01/26	500,000	504,061
4.25%, 10/01/27(b)	500,000	520,065
5.60%, 07/15/41	400,000	491,165
5.40%, 01/06/42	500,000	597,124
4.85%, 02/01/44	500,000	569,605
JPMorgan Chase Bank NA, 6.00%, 07/05/17	2,210,000	2,331,358
6.00%, 10/01/17	1,000,000	1,061,660
KeyBank NA, 2.50%, 12/15/19	250,000	253,193
6.95%, 02/01/28	225,000	279,660
KeyCorp, 2.30%, 12/13/18	500,000	502,983
Landwirtschaftliche Rentenbank, 1.00%, 04/04/18	1,000,000	1,000,894
Lloyds Bank PLC, 2.30%, 11/27/18	750,000	756,124
2.40%, 03/17/20	500,000	501,554
Lloyds Banking Group PLC, 4.50%, 11/04/24	205,000	205,956
4.58%, 12/10/25(c)	350,000	343,139
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	500,000	498,937
1.45%, 03/07/18	500,000	496,017
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	405,000	421,265
National Australia Bank Ltd., 2.00%, 01/14/19	1,000,000	1,006,435
PNC Bank NA, 1.80%, 11/05/18	1,000,000	1,005,129
2.95%, 01/30/23	250,000	251,857
3.80%, 07/25/23	500,000	526,939
2.95%, 02/23/25	500,000	501,322
PNC Funding Corp., 5.13%, 02/08/20	500,000	557,060
Regions Banks, 2.25%, 09/14/18	500,000	499,142
Royal Bank of Canada, 1.00%, 04/27/17	750,000	749,686
1.40%, 10/13/17	670,000	670,902
2.20%, 07/27/18	500,000	507,605
2.15%, 03/06/20	500,000	509,095
2.50%, 01/19/21	500,000	510,613
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	254,249
2.65%, 04/17/20	1,300,000	1,285,559
Santander UK Group Holdings PLC, 2.88%, 10/16/20	210,000	208,934
Societe Generale SA, 2.75%, 10/12/17	250,000	253,207
State Street Corp., 3.70%, 11/20/23	500,000	538,599
3.30%, 12/16/24	310,000	322,480
Sumitomo Mitsui Banking Corp., 1.35%, 07/11/17	500,000	498,047
2.45%, 01/10/19	1,000,000	1,016,295
2.45%, 01/16/20	500,000	505,910
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	512,014
Toronto-Dominion Bank (The), 1.40%, 04/30/18	750,000	749,425
2.50%, 12/14/20	750,000	763,581
US Bancorp, 1.65%, 05/15/17	500,000	502,625
1.95%, 11/15/18	500,000	507,880
4.13%, 05/24/21	150,000	164,788
US Bank NA, 2.80%, 01/27/25	1,000,000	1,020,289
Wells Fargo & Co., 1.50%, 01/16/18(b)	750,000	754,404
2.15%, 01/15/19(b)	500,000	508,974
Series N, 2.15%, 01/30/20	2,000,000	2,023,354
3.30%, 09/09/24	1,000,000	1,031,730
3.00%, 02/19/25(b)	825,000	831,697
4.30%, 07/22/27	395,000	419,112
5.38%, 02/07/35	457,000	552,440
5.38%, 11/02/43	250,000	282,577
5.61%, 01/15/44	638,000	739,337
3.90%, 05/01/45	250,000	250,030
4.90%, 11/17/45(b)	500,000	536,671
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	279,895
Westpac Banking Corp., 1.60%, 01/12/18	500,000	500,601
1.55%, 05/25/18	500,000	500,034
2.25%, 01/17/19	750,000	761,800

		97,790,260

Beverages 0.7%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	258,928
5.75%, 04/01/36	324,000	387,855
6.00%, 11/01/41	147,000	180,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	$1,320,000	$1,356,415
3.70%, 02/01/24(b)	1,000,000	1,069,841
3.65%, 02/01/26	1,500,000	1,577,419
4.70%, 02/01/36	500,000	540,352
4.63%, 02/01/44(b)	650,000	704,073
4.90%, 02/01/46	1,370,000	1,531,060
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17	1,000,000	1,005,468
5.00%, 04/15/20	275,000	308,342
4.38%, 02/15/21(b)	150,000	165,841
Coca-Cola Co. (The), 1.15%, 04/01/18	500,000	503,251
3.15%, 11/15/20	200,000	214,816
3.20%, 11/01/23	550,000	590,829
Diageo Capital PLC, 1.13%, 04/29/18	750,000	747,063
4.83%, 07/15/20	600,000	675,384
2.63%, 04/29/23	500,000	507,561
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	251,629
Molson Coors Brewing Co., 5.00%, 05/01/42(b)	250,000	260,090
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	286,847
PepsiCo, Inc., 7.90%, 11/01/18	700,000	815,342
2.25%, 01/07/19	500,000	513,657
1.85%, 04/30/20(b)	500,000	509,892
3.13%, 11/01/20	300,000	319,604
2.85%, 02/24/26	150,000	153,897
5.50%, 01/15/40	250,000	307,041
4.25%, 10/22/44	500,000	534,036

		16,276,741

Biotechnology 0.4%
Amgen, Inc., 3.45%, 10/01/20	600,000	638,898
6.40%, 02/01/39(b)	600,000	750,517
5.15%, 11/15/41	600,000	662,128
5.38%, 05/15/43	300,000	341,642
Biogen, Inc., 3.63%, 09/15/22(b)	1,000,000	1,057,696
4.05%, 09/15/25	195,000	208,393
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	163,934
Celgene Corp., 3.95%, 10/15/20	400,000	428,663
3.25%, 08/15/22	300,000	309,787
3.88%, 08/15/25(b)	500,000	525,468
4.63%, 05/15/44	500,000	509,416
Gilead Sciences, Inc., 4.50%, 04/01/21(b)	200,000	223,488
3.70%, 04/01/24	1,000,000	1,072,936
3.50%, 02/01/25	240,000	253,129
3.65%, 03/01/26(b)	145,000	154,082
4.50%, 02/01/45	500,000	529,605
4.75%, 03/01/46(b)	500,000	547,296

		8,377,078

Building Products 0.0%†
Owens Corning, 4.20%, 12/15/22	250,000	253,357

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	167,888
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	354,000	376,030
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	202,819
Credit Suisse USA, Inc., 7.13%, 07/15/32	55,000	69,826
Deutsche Bank AG, 1.88%, 02/13/18	300,000	298,091
2.50%, 02/13/19	450,000	455,496
3.70%, 05/30/24	470,000	463,959
4.10%, 01/13/26	500,000	492,687
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	504,540
Goldman Sachs Group, Inc. (The), 2.38%, 01/22/18(b)	1,500,000	1,519,294
2.90%, 07/19/18	500,000	511,676
2.88%, 02/25/21	750,000	763,186
5.25%, 07/27/21(b)	500,000	562,812
5.75%, 01/24/22	500,000	576,860
3.63%, 01/22/23	750,000	773,569
3.85%, 07/08/24	385,000	397,807
3.75%, 05/22/25(b)	500,000	511,573
6.13%, 02/15/33	1,150,000	1,392,661
6.45%, 05/01/36	750,000	869,602
6.75%, 10/01/37	500,000	597,218
4.80%, 07/08/44	500,000	522,797
4.75%, 10/21/45	350,000	365,827
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	518,464
5.13%, 01/20/23	250,000	250,914
Morgan Stanley, 1.88%, 01/05/18	500,000	501,590
2.50%, 01/24/19	650,000	661,352
7.30%, 05/13/19	700,000	805,643
2.38%, 07/23/19	1,000,000	1,010,511
2.65%, 01/27/20(b)	750,000	761,089
2.80%, 06/16/20	455,000	463,286
5.75%, 01/25/21	300,000	343,385
5.50%, 07/28/21	250,000	285,311
4.88%, 11/01/22	500,000	541,722
4.10%, 05/22/23	650,000	670,309
Series F, 3.88%, 04/29/24	625,000	655,558
4.00%, 07/23/25	215,000	224,812
4.35%, 09/08/26	500,000	514,540
3.95%, 04/23/27	1,500,000	1,501,586
7.25%, 04/01/32	324,000	436,182
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	510,336
UBS AG, 1.80%, 03/26/18	1,500,000	1,505,070
2.35%, 03/26/20	500,000	505,509

		25,063,387

Chemicals 0.5%
CF Industries, Inc., 3.45%, 06/01/23(b)	550,000	531,993
5.15%, 03/15/34	250,000	235,434
Dow Chemical Co. (The), 4.25%, 11/15/20	324,000	352,465
4.13%, 11/15/21	650,000	708,063
3.50%, 10/01/24(b)	500,000	514,353
9.40%, 05/15/39	260,000	393,720
E.I. du Pont de Nemours & Co., 2.80%, 02/15/23	250,000	251,098
4.90%, 01/15/41	300,000	316,072
Eastman Chemical Co., 3.60%, 08/15/22(b)	100,000	104,088
4.65%, 10/15/44	350,000	334,704
Ecolab, Inc., 2.25%, 01/12/20	265,000	267,698
4.35%, 12/08/21	150,000	165,601
3.25%, 01/14/23	500,000	513,839
Lubrizol Corp., 6.50%, 10/01/34	147,000	192,122
LYB International Finance BV, 4.00%, 07/15/23	500,000	524,570
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	534,176
6.00%, 11/15/21	500,000	575,109
4.63%, 02/26/55	250,000	223,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Chemicals (continued)
Monsanto Co., 2.13%, 07/15/19	$500,000	$507,598
4.20%, 07/15/34	135,000	127,612
3.95%, 04/15/45	300,000	258,778
Mosaic Co. (The), 3.75%, 11/15/21	250,000	259,638
4.25%, 11/15/23(b)	250,000	261,281
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25(b)	500,000	478,459
PPG Industries, Inc., 3.60%, 11/15/20(b)	500,000	523,496
Praxair, Inc., 4.05%, 03/15/21	200,000	219,615
3.00%, 09/01/21	450,000	472,801
3.20%, 01/30/26(b)	500,000	524,700
RPM International, Inc., 3.45%, 11/15/22	350,000	341,615

		10,714,037

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	347,024
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	127,549
4.68%, 07/01/14(b)	75,000	81,301
Northwestern University, 3.87%, 12/01/48	200,000	210,856
Republic Services, Inc., 5.25%, 11/15/21	800,000	911,016
3.20%, 03/15/25(b)	500,000	502,656
Verisk Analytics, Inc., 4.00%, 06/15/25	250,000	251,849
Waste Management, Inc., 3.50%, 05/15/24	500,000	522,948
3.90%, 03/01/35	130,000	126,189

		3,081,388

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	257,738
Cisco Systems, Inc., 4.95%, 02/15/19(b)	200,000	221,313
2.13%, 03/01/19	750,000	771,640
3.50%, 06/15/25(b)	400,000	433,932
5.90%, 02/15/39(b)	500,000	646,506
Motorola Solutions, Inc., 4.00%, 09/01/24	500,000	461,487
7.50%, 05/15/25	206,000	231,762
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	260,483

		3,284,861

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	105,465

Consumer Finance 0.3%
Air Lease Corp., 3.38%, 01/15/19(b)	500,000	498,437
American Express Co., 6.15%, 08/28/17	200,000	212,673
1.55%, 05/22/18	750,000	747,371
3.63%, 12/05/24	500,000	503,541
American Express Credit Corp., 1.13%, 06/05/17	500,000	499,545
2.38%, 05/26/20	1,000,000	1,014,822
HSBC Finance Corp., 6.68%, 01/15/21	1,395,000	1,600,084
Synchrony Financial, 4.25%, 08/15/24	600,000	610,122
4.50%, 07/23/25(b)	375,000	385,720
Visa, Inc., 2.20%, 12/14/20(b)	500,000	512,421
2.80%, 12/14/22	250,000	260,718
3.15%, 12/14/25	635,000	662,861
4.30%, 12/14/45	750,000	820,506

		8,328,821

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	262,147

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	104,265

Diversified Financial Services 0.4%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	94,773
AXA Financial, Inc., 7.00%, 04/01/28	133,000	165,868
Block Financial LLC, 5.50%, 11/01/22	250,000	269,372
CME Group, Inc., 3.00%, 03/15/25	500,000	506,730
GE Capital International Funding Co., 2.34%, 11/15/20(c)	899,000	920,971
3.37%, 11/15/25(c)	748,000	798,187
4.42%, 11/15/35(c)	2,233,000	2,425,916
Intercontinental Exchange, Inc., 4.00%, 10/15/23	500,000	522,360
3.75%, 12/01/25	160,000	163,333
Leucadia National Corp., 5.50%, 10/18/23	250,000	234,954
McGraw Hill Financial, Inc., 4.40%, 02/15/26	500,000	546,447
Moody’s Corp., 2.75%, 07/15/19	500,000	512,904
4.50%, 09/01/22	150,000	163,028
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	488,533
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	887,446
Series C, 8.00%, 03/01/32	159,000	227,100
Western Union Co. (The), 6.20%, 11/17/36(b)	300,000	308,601

		9,236,523

Diversified Telecommunication Services 1.2%
AT&T, Inc., 2.38%, 11/27/18(b)	425,000	434,152
2.45%, 06/30/20(b)	500,000	506,660
4.60%, 02/15/21	250,000	273,509
3.80%, 03/15/22	750,000	790,339
3.00%, 06/30/22	500,000	507,270
4.45%, 04/01/24	500,000	541,199
3.95%, 01/15/25(b)	500,000	519,666
3.40%, 05/15/25	1,000,000	1,002,343
4.13%, 02/17/26	500,000	528,035
4.50%, 05/15/35	310,000	305,690
6.50%, 09/01/37	247,000	293,026
6.30%, 01/15/38	250,000	286,910
6.55%, 02/15/39	410,000	482,836
5.35%, 09/01/40(b)	395,000	415,329
5.55%, 08/15/41(b)	400,000	429,357
5.15%, 03/15/42	150,000	151,193
4.30%, 12/15/42	603,000	551,932
4.80%, 06/15/44	500,000	486,759
4.35%, 06/15/45	173,000	158,485
4.75%, 05/15/46	500,000	487,728
British Telecommunications PLC, 5.95%, 01/15/18	750,000	808,758
2.35%, 02/14/19	250,000	254,781
9.63%, 12/15/30	250,000	390,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
CCO Safari II LLC, 3.58%, 07/23/20(c)	$1,000,000	$1,021,837
4.91%, 07/23/25(c)	660,000	696,179
6.38%, 10/23/35(c)	500,000	551,979
6.48%, 10/23/45(c)	250,000	278,182
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	928,015
France Telecom SA, 9.00%, 03/01/31	407,000	617,576
5.38%, 01/13/42	250,000	291,498
GTE Corp., 6.94%, 04/15/28	147,000	183,364
Qwest Corp., 6.75%, 12/01/21(b)	250,000	268,750
Telefonica Emisiones SAU, 5.46%, 02/16/21	250,000	284,014
4.57%, 04/27/23	1,050,000	1,147,161
Verizon Communications, Inc., 6.35%, 04/01/19	450,000	509,850
2.63%, 02/21/20	750,000	771,704
4.60%, 04/01/21	500,000	555,303
2.45%, 11/01/22(b)	500,000	496,938
5.15%, 09/15/23	1,000,000	1,154,213
4.15%, 03/15/24	1,000,000	1,087,261
6.40%, 09/15/33	750,000	922,499
5.05%, 03/15/34	250,000	270,966
5.85%, 09/15/35	118,000	136,645
4.27%, 01/15/36	500,000	497,496
6.00%, 04/01/41	250,000	298,864
6.55%, 09/15/43	1,650,000	2,173,425
4.52%, 09/15/48	1,000,000	1,001,701
5.01%, 08/21/54	250,000	250,807
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,622,448

		28,625,401

Electric Utilities 1.9%
Alabama Power Co., 5.70%, 02/15/33	574,000	684,009
4.15%, 08/15/44	350,000	364,856
Ameren Illinois Co., 2.70%, 09/01/22	450,000	458,800
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	235,217
Arizona Public Service Co., 5.50%, 09/01/35	215,000	258,704
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	1,010,930
5.15%, 11/15/43(b)	500,000	578,343
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500,000	550,390
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	461,106
CMS Energy Corp., 4.70%, 03/31/43	300,000	310,884
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	540,592
3.30%, 12/01/24	500,000	522,190
Series 03-A, 5.88%, 04/01/33	118,000	141,623
3.95%, 03/01/43	500,000	499,195
Delmarva Power & Light Co., 3.50%, 11/15/23	1,000,000	1,063,087
Dominion Resources, Inc., 5.20%, 08/15/19	200,000	218,918
3.63%, 12/01/24	350,000	355,116
Series E, 6.30%, 03/15/33	10,000	11,714
Series B, 5.95%, 06/15/35	251,000	292,699
Series C, 4.90%, 08/01/41	700,000	714,417
DTE Electric Co., 4.30%, 07/01/44	500,000	538,218
3.70%, 03/15/45	145,000	143,453
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	109,465
4.25%, 12/15/41	300,000	320,673
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,313,121
3.05%, 08/15/22	350,000	353,310
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	215,472
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	79,021
Duke Energy Progress LLC, 4.15%, 12/01/44	500,000	525,082
4.20%, 08/15/45	500,000	530,385
Edison International, 3.75%, 09/15/17	500,000	516,905
Entergy Corp., 5.13%, 09/15/20	400,000	438,787
4.00%, 07/15/22	400,000	424,171
Eversource Energy, 1.45%, 05/01/18	500,000	495,569
Exelon Corp., 5.63%, 06/15/35	836,000	942,981
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	503,219
Florida Power & Light Co., 3.13%, 12/01/25	500,000	525,478
5.65%, 02/01/37	450,000	569,241
4.13%, 02/01/42	250,000	266,230
Florida Power Corp., 5.90%, 03/01/33	318,000	374,822
Georgia Power Co., 4.30%, 03/15/42	500,000	509,249
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	108,849
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	500,000	505,543
Series K, 4.55%, 03/15/46	350,000	360,139
Interstate Power & Light Co., 3.25%, 12/01/24	500,000	514,890
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	560,486
Kansas City Power & Light Co., 3.65%, 08/15/25	500,000	516,216
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	740,592
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	536,355
5.80%, 10/15/36	550,000	692,339
4.80%, 09/15/43	500,000	581,836
Nevada Power Co., 5.45%, 05/15/41	150,000	181,020
NextEra Energy Capital Holdings, Inc., 1.59%, 06/01/17	500,000	500,414
Nisource Finance Corp., 5.95%, 06/15/41	450,000	544,936
4.80%, 02/15/44	250,000	263,710
Northeast Utilities, Series H, 3.15%, 01/15/25	245,000	243,948
Northern States Power Co., 2.15%, 08/15/22	250,000	249,610
4.00%, 08/15/45	165,000	170,972
NSTAR Electric Co., 2.38%, 10/15/22	500,000	500,407
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	214,598
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	290,511
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	150,000	154,963
5.30%, 06/01/42	150,000	175,028
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	318,835
2.45%, 08/15/22	250,000	248,142
3.25%, 06/15/23	500,000	517,936
2.95%, 03/01/26(b)	400,000	404,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Pacific Gas & Electric Co., (continued) 6.25%, 03/01/39	$600,000	$768,521
4.30%, 03/15/45	500,000	538,475
PacifiCorp, 5.25%, 06/15/35	177,000	207,422
PECO Energy Co., 2.38%, 09/15/22	1,000,000	1,009,233
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	751,063
5.00%, 03/15/44	250,000	267,969
Progress Energy, Inc., 4.40%, 01/15/21	700,000	754,235
7.75%, 03/01/31	236,000	320,630
PSEG Power LLC, 5.13%, 04/15/20	250,000	270,333
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	263,591
4.30%, 03/15/44	250,000	273,843
Public Service Electric & Gas Co., 3.05%, 11/15/24	500,000	519,905
3.95%, 05/01/42	400,000	412,697
Puget Energy, Inc., 3.65%, 05/15/25	250,000	251,614
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	174,604
5.64%, 04/15/41	500,000	628,587
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	256,959
Scottish Power Ltd., 5.81%, 03/15/25	118,000	133,060
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	280,876
6.05%, 01/15/38	150,000	184,619
5.10%, 06/01/65	350,000	397,007
Southern California Edison Co., Series B, 2.40%, 02/01/22(b)	500,000	504,809
Series C, 3.50%, 10/01/23	500,000	535,008
6.00%, 01/15/34	177,000	224,005
Series 05-B, 5.55%, 01/15/36	436,000	535,173
Southern Co. (The), 2.75%, 06/15/20	500,000	506,942
Tampa Electric Co., 5.40%, 05/15/21	500,000	558,685
Union Electric Co., 6.70%, 02/01/19	141,000	159,706
3.65%, 04/15/45	250,000	243,765
Virginia Electric and Power Co., 3.45%, 09/01/22(b)	500,000	527,176
Series B, 4.20%, 05/15/45	200,000	210,080
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	311,873
5.63%, 05/15/33	59,000	71,444
Wisconsin Energy Corp., 3.55%, 06/15/25	500,000	519,437
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	258,267
4.70%, 05/15/20	250,000	274,303
3.30%, 06/01/25(b)	500,000	512,749
6.50%, 07/01/36	177,000	229,276

		43,911,925

Electrical Equipment 0.1%
Honeywell International, Inc., 5.30%, 03/01/18	840,000	907,669
4.25%, 03/01/21	500,000	559,736
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	162,986
Precision Castparts Corp., 1.25%, 01/15/18	200,000	200,142
4.20%, 06/15/35	500,000	520,681
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	427,377
3.50%, 02/03/22	300,000	312,173

		3,090,764

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	261,320
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	261,914
Corning, Inc., 4.25%, 08/15/20	250,000	265,313
4.70%, 03/15/37	250,000	245,156
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	505,093

		1,538,796

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	508,505
5.13%, 09/15/40(b)	200,000	200,532
Cameron International Corp., 5.13%, 12/15/43	500,000	508,271
Halliburton Co., 2.00%, 08/01/18	500,000	502,843
3.80%, 11/15/25(b)	600,000	600,927
6.70%, 09/15/38	400,000	481,842
5.00%, 11/15/45	500,000	488,669
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	427,300

		3,718,889

Food & Staples Retailing 0.3%
CVS Caremark Corp., 2.25%, 12/05/18	500,000	512,150
CVS Health Corp., 1.90%, 07/20/18	1,500,000	1,521,889
3.38%, 08/12/24	1,000,000	1,050,420
4.88%, 07/20/35	500,000	557,485
5.13%, 07/20/45	500,000	579,061
Kroger Co. (The), 4.00%, 02/01/24	500,000	541,131
7.50%, 04/01/31	257,000	335,694
5.40%, 07/15/40	200,000	230,536
Sysco Corp., 3.75%, 10/01/25	145,000	152,500
3.30%, 07/15/26	255,000	258,648
5.38%, 09/21/35	106,000	121,154
4.85%, 10/01/45(b)	150,000	160,522
Walgreen Co., 3.10%, 09/15/22	500,000	504,614
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	805,000	781,758

		7,307,562

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	345,000	346,457
Campbell Soup Co., 4.25%, 04/15/21	100,000	108,205
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	502,121
3.25%, 09/15/22	500,000	509,430
7.00%, 10/01/28	221,000	268,857
General Mills, Inc., 3.15%, 12/15/21	750,000	783,985
HJ Heinz Co., 2.80%, 07/02/20(c)	500,000	513,570
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	211,810
4.25%, 03/15/35(b)	400,000	415,381
Kellogg Co., 4.00%, 12/15/20	250,000	271,067
3.25%, 04/01/26	875,000	896,480
4.50%, 04/01/46	250,000	255,953
Kraft Foods Group, Inc., 3.95%, 07/15/25(b)(c)	1,000,000	1,064,039
6.88%, 01/26/39(b)	200,000	255,510
5.00%, 06/04/42	350,000	380,991
5.20%, 07/15/45(c)	350,000	391,611

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Mondelez International, Inc., 2.25%, 02/01/19(b)	$1,000,000	$1,020,976
4.00%, 02/01/24	500,000	536,825
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	219,127
3.95%, 08/15/24	500,000	533,029
Unilever Capital Corp., 5.90%, 11/15/32	206,000	276,489

		9,761,913

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	229,075
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	87,914
Buckeye Partners LP, 4.88%, 02/01/21	250,000	252,481
4.15%, 07/01/23	250,000	225,381
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	324,484
Columbia Pipeline Group, Inc., 3.30%, 06/01/20(c)	500,000	496,911
Dominion Gas Holdings LLC, 2.80%, 11/15/20	340,000	347,155
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	265,478
Enable Midstream Partners LP, 5.00%, 05/15/44	350,000	247,104
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	664,450
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	367,212
4.65%, 06/01/21	200,000	192,178
5.20%, 02/01/22(b)	500,000	474,461
3.60%, 02/01/23	500,000	433,756
4.90%, 02/01/24	250,000	227,434
4.05%, 03/15/25(b)	1,000,000	880,083
6.05%, 06/01/41	75,000	64,514
EnLink Midstream Partners LP, 4.15%, 06/01/25	500,000	387,979
Enterprise Products Operating LLC, 1.65%, 05/07/18	750,000	747,275
4.05%, 02/15/22	250,000	260,282
3.90%, 02/15/24	750,000	758,076
6.13%, 10/15/39	285,000	298,215
6.45%, 09/01/40	250,000	271,665
4.45%, 02/15/43	500,000	446,228
4.85%, 03/15/44	200,000	187,619
Kern River Funding Corp., 4.89%, 04/30/18(c)	27,724	28,779
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	601,624
5.80%, 03/01/21	200,000	210,785
4.25%, 09/01/24	250,000	236,751
5.80%, 03/15/35	206,000	185,024
6.38%, 03/01/41	250,000	236,989
5.00%, 08/15/42	350,000	291,845
Kinder Morgan, Inc., 4.30%, 06/01/25(b)	160,000	152,190
5.30%, 12/01/34	900,000	774,627
5.05%, 02/15/46(b)	250,000	212,742
MPLX LP, 4.88%, 12/01/24(c)	250,000	230,809
4.88%, 06/01/25(b)(c)	250,000	227,958
National Fuel Gas Co., 3.75%, 03/01/23	250,000	222,268
ONE Gas, Inc., 4.66%, 02/01/44	500,000	542,338
ONEOK Partners LP, 3.38%, 10/01/22	500,000	448,719
4.90%, 03/15/25(b)	500,000	471,067
6.13%, 02/01/41	100,000	90,190
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25(b)	500,000	462,259
5.15%, 06/01/42	450,000	350,145
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500,000	485,745
Sempra Energy, 4.05%, 12/01/23	150,000	157,679
6.00%, 10/15/39(b)	220,000	251,132
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	250,000	257,834
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	310,658
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	501,962
3.50%, 03/15/25	500,000	482,930
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	223,219
5.35%, 05/15/45	500,000	419,926
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	259,345
4.88%, 01/15/26	285,000	301,030
4.63%, 03/01/34	250,000	238,852
Williams Partners LP, 5.25%, 03/15/20	500,000	479,149
4.00%, 09/15/25(b)	1,000,000	804,697
6.30%, 04/15/40(b)	150,000	123,863
5.80%, 11/15/43	250,000	195,173
4.90%, 01/15/45	350,000	250,181

		20,857,894

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co.,
4.60%, 06/01/44	350,000	350,940

Health Care Providers & Services 1.1%
Abbott Laboratories, 2.55%, 03/15/22	215,000	218,806
5.30%, 05/27/40	500,000	575,311
Aetna, Inc., 3.50%, 11/15/24	500,000	510,083
6.63%, 06/15/36	250,000	317,628
AmerisourceBergen Corp., 3.50%, 11/15/21(b)	250,000	264,325
Anthem, Inc., 4.65%, 08/15/44	250,000	248,406
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	361,563
3.30%, 03/01/23	100,000	101,876
3.73%, 12/15/24	570,000	606,825
Boston Scientific Corp., 2.65%, 10/01/18	550,000	559,745
6.00%, 01/15/20	200,000	225,757
2.85%, 05/15/20	500,000	507,799
3.85%, 05/15/25	500,000	518,493
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	311,779
3.75%, 09/15/25	340,000	359,350
Cigna Corp., 4.50%, 03/15/21	300,000	325,540
3.25%, 04/15/25(b)	500,000	498,619
5.38%, 02/15/42	150,000	164,910
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	282,586
Covidien International Finance SA, 6.00%, 10/15/17	400,000	429,177
Danaher Corp., 3.90%, 06/23/21	100,000	109,381
Express Scripts Holding Co., 3.50%, 06/15/24	500,000	495,552
Express Scripts, Inc., 3.90%, 02/15/22	150,000	156,394
Humana, Inc., 2.63%, 10/01/19	500,000	507,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Humana, Inc., (continued) 3.15%, 12/01/22	$250,000	$253,248
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	279,374
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	500,000	502,101
3.75%, 08/23/22	350,000	361,350
McKesson Corp., 2.28%, 03/15/19	750,000	759,026
6.00%, 03/01/41	250,000	296,202
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	219,896
4.13%, 09/15/20	300,000	317,789
Medtronic, Inc., 3.15%, 03/15/22	770,000	816,672
3.63%, 03/15/24	275,000	295,279
4.38%, 03/15/35	1,100,000	1,190,890
4.00%, 04/01/43	300,000	307,456
4.63%, 03/15/45	750,000	839,414
Quest Diagnostics, Inc., 4.70%, 04/01/21(b)	500,000	543,108
3.50%, 03/30/25	370,000	372,178
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	202,275
3.88%, 09/15/25(b)	90,000	93,752
Stryker Corp., 1.30%, 04/01/18	500,000	498,806
3.38%, 11/01/25	160,000	164,112
3.50%, 03/15/26	70,000	72,543
4.63%, 03/15/46	500,000	533,967
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	258,681
4.15%, 02/01/24	1,000,000	1,054,162
UnitedHealth Group, Inc., 1.40%, 10/15/17	500,000	501,912
2.70%, 07/15/20(b)	1,500,000	1,558,191
4.63%, 07/15/35	105,000	117,220
5.80%, 03/15/36	708,000	900,213
3.95%, 10/15/42(b)	250,000	251,523
4.75%, 07/15/45	250,000	286,673
WellPoint, Inc., 3.70%, 08/15/21	100,000	105,070
3.50%, 08/15/24(b)	500,000	506,040
4.63%, 05/15/42	250,000	246,783
5.10%, 01/15/44	300,000	316,402
Zimmer Holdings, Inc., 2.00%, 04/01/18	1,000,000	1,002,376
3.38%, 11/30/21	200,000	205,630
4.25%, 08/15/35	420,000	410,106

		25,298,310

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20(b)	500,000	531,362
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	166,392
McDonald’s Corp., 5.35%, 03/01/18	360,000	387,411
2.20%, 05/26/20(b)	750,000	763,957
3.70%, 01/30/26	250,000	264,786
4.70%, 12/09/35	400,000	429,841
4.88%, 07/15/40	250,000	267,221
4.88%, 12/09/45	250,000	273,117
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	164,169

		3,248,256

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	83,000	102,419
Newell Rubbermaid, Inc., 4.20%, 04/01/26(b)	600,000	627,626
5.50%, 04/01/46	350,000	380,239
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	508,228
Whirlpool Corp., 3.70%, 05/01/25	500,000	509,975

		2,128,487

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	536,229
3.50%, 12/15/24	500,000	520,949
Kimberly-Clark Corp., 2.40%, 06/01/23	1,000,000	1,011,734
2.65%, 03/01/25	105,000	106,774
6.63%, 08/01/37	130,000	179,809

		2,355,495

Industrial Conglomerates 0.4%
3M Co., 3.00%, 08/07/25	400,000	427,508
5.70%, 03/15/37	415,000	539,427
Dover Corp., 5.38%, 03/01/41	100,000	123,019
Eaton Corp., 2.75%, 11/02/22	750,000	750,373
General Electric Co., 5.25%, 12/06/17	600,000	642,975
2.20%, 01/09/20	1,144,000	1,177,586
5.30%, 02/11/21	101,000	117,296
4.65%, 10/17/21(b)	86,000	98,112
2.70%, 10/09/22	500,000	520,016
3.10%, 01/09/23	144,000	152,484
3.38%, 03/11/24	500,000	536,749
3.45%, 05/15/24	144,000	155,195
Series A, 6.75%, 03/15/32	323,000	439,409
6.15%, 08/07/37	201,000	270,315
5.88%, 01/14/38	144,000	187,618
4.13%, 10/09/42(b)	350,000	369,110
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	253,430
4.88%, 09/15/41	200,000	230,598
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	500,000	511,294
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	530,562
Pentair Finance SA, 3.15%, 09/15/22	400,000	384,483
Textron, Inc., 4.30%, 03/01/24	250,000	258,779
Tyco International Finance SA, 3.90%, 02/14/26	500,000	518,876

		9,195,214

Information Technology Services 0.3%
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	497,248
3.50%, 04/15/23	150,000	149,690
5.00%, 10/15/25	350,000	377,954
Fiserv, Inc., 2.70%, 06/01/20	750,000	762,810
4.75%, 06/15/21	200,000	216,841
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(c)	750,000	779,881
4.90%, 10/15/25(c)	500,000	514,583
6.35%, 10/15/45(c)	250,000	245,695
International Business Machines Corp., 1.25%, 02/08/18(b)	1,000,000	1,005,015
1.63%, 05/15/20(b)	500,000	501,850
2.90%, 11/01/21(b)	200,000	209,432
5.88%, 11/29/32	433,000	548,494
4.00%, 06/20/42	600,000	610,340

		6,419,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance 0.7%
ACE INA Holdings, Inc., 2.70%, 03/13/23	$500,000	$505,266
3.35%, 05/03/26	90,000	93,959
4.35%, 11/03/45	500,000	544,906
Aflac, Inc., 6.45%, 08/15/40(b)	200,000	250,019
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	188,672
Alleghany Corp., 4.95%, 06/27/22	400,000	438,958
Allstate Corp. (The), 4.50%, 06/15/43	250,000	274,291
6.50%, 05/15/57(a)	195,000	211,575
American International Group, Inc., 2.30%, 07/16/19	500,000	505,150
3.30%, 03/01/21(b)	135,000	138,022
3.90%, 04/01/26	475,000	476,481
3.88%, 01/15/35	500,000	446,636
4.80%, 07/10/45	150,000	148,048
4.38%, 01/15/55	250,000	218,619
Aon Corp., 5.00%, 09/30/20	500,000	553,035
Aon PLC, 3.88%, 12/15/25	195,000	198,804
4.60%, 06/14/44	250,000	243,654
Assurant, Inc., 2.50%, 03/15/18	350,000	350,449
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	753,030
4.30%, 05/15/43(b)	250,000	264,416
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	534,894
4.50%, 02/11/43	250,000	273,175
Chubb Corp. (The), 6.37%, 04/15/37(a)	400,000	348,000
6.00%, 05/11/37	165,000	214,059
CNA Financial Corp., 5.75%, 08/15/21	500,000	561,244
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	100,000	111,873
6.10%, 10/01/41	309,000	358,441
ING US, Inc., 2.90%, 02/15/18	500,000	507,702
Lincoln National Corp., 4.85%, 06/24/21(b)	100,000	108,590
6.15%, 04/07/36	440,000	498,121
Loews Corp., 4.13%, 05/15/43	400,000	381,041
Markel Corp., 3.63%, 03/30/23	350,000	352,885
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	662,113
MetLife, Inc., 3.60%, 11/13/25	500,000	512,325
5.70%, 06/15/35	159,000	185,493
6.40%, 12/15/36	500,000	516,500
4.88%, 11/13/43	500,000	532,783
4.60%, 05/13/46	165,000	169,151
Nationwide Financial Services, Inc., 6.75%, 05/15/37(d)	105,000	105,919
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	415,819
3.40%, 05/15/25	500,000	494,767
Progressive Corp. (The), 3.75%, 08/23/21	200,000	215,262
6.25%, 12/01/32	162,000	204,899
Prudential Financial, Inc., Series B, 5.75%, 07/15/33	147,000	165,673
5.62%, 06/15/43(a)	250,000	254,625
5.10%, 08/15/43	500,000	521,520
4.60%, 05/15/44(b)	500,000	501,993
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	108,668
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	359,153
5.35%, 11/01/40	250,000	307,262
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	250,131
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,289

		17,649,360

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	275,000	280,253
4.50%, 11/28/34(b)	500,000	510,974
Amazon.com, Inc., 1.20%, 11/29/17	500,000	500,839
3.30%, 12/05/21(b)	500,000	534,259
4.80%, 12/05/34	500,000	561,635
eBay, Inc., 1.35%, 07/15/17	200,000	199,587
2.20%, 08/01/19	1,000,000	1,005,265
3.25%, 10/15/20(b)	200,000	205,837
3.80%, 03/09/22	285,000	293,401
Expedia, Inc., 5.95%, 08/15/20	100,000	111,518
QVC, Inc., 4.38%, 03/15/23	350,000	342,270

		4,545,838

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	256,256
Google, Inc., 3.38%, 02/25/24	750,000	820,641

		1,076,897

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	293,069
5.45%, 11/01/41	150,000	156,011

		449,080

Machinery 0.3%
Caterpillar Financial Services Corp., 2.10%, 06/09/19(b)	1,000,000	1,025,501
2.85%, 06/01/22(b)	500,000	516,789
3.25%, 12/01/24(b)	500,000	520,790
Caterpillar, Inc., 3.90%, 05/27/21(b)	500,000	547,805
2.60%, 06/26/22	350,000	354,432
6.05%, 08/15/36	177,000	228,531
Deere & Co., 8.10%, 05/15/30	500,000	732,770
Flowserve Corp., 3.50%, 09/15/22	100,000	98,679
IDEX Corp., 4.20%, 12/15/21	300,000	317,634
John Deere Capital Corp., 1.30%, 03/12/18	750,000	751,293
1.95%, 12/13/18(b)	1,000,000	1,014,601
Roper Industries, Inc., 2.05%, 10/01/18	500,000	504,792

		6,613,617

Media 1.0%
21st Century Fox America, Inc., 4.50%, 02/15/21	250,000	275,608
3.00%, 09/15/22	500,000	514,876
6.55%, 03/15/33	300,000	359,917
6.20%, 12/15/34	245,000	294,697
6.65%, 11/15/37	150,000	186,770
6.15%, 02/15/41(b)	250,000	298,612
5.40%, 10/01/43	500,000	551,064
CBS Corp., 5.75%, 04/15/20	250,000	282,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
CBS Corp., (continued) 5.50%, 05/15/33	$118,000	$124,219
4.85%, 07/01/42	100,000	96,505
4.60%, 01/15/45	500,000	469,589
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	166,833
Comcast Corp., 5.70%, 07/01/19	500,000	566,888
2.85%, 01/15/23	500,000	519,989
3.60%, 03/01/24	500,000	544,323
4.25%, 01/15/33	250,000	266,247
7.05%, 03/15/33	295,000	406,228
4.40%, 08/15/35	500,000	541,705
6.50%, 11/15/35	100,000	134,368
6.95%, 08/15/37	295,000	414,257
6.55%, 07/01/39	500,000	678,601
6.40%, 03/01/40	350,000	474,412
Discovery Communications LLC, 5.05%, 06/01/20	500,000	535,480
3.30%, 05/15/22	350,000	345,010
3.45%, 03/15/25(b)	270,000	254,876
4.90%, 03/11/26	115,000	118,568
4.88%, 04/01/43	200,000	175,791
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	275,972
5.00%, 05/13/45	250,000	229,909
Historic TW, Inc., 6.88%, 06/15/18	176,000	195,527
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	568,398
4.38%, 04/01/21	800,000	894,563
2.88%, 01/15/23	350,000	362,992
5.95%, 04/01/41	200,000	255,707
Omnicom Group, Inc., 4.45%, 08/15/20	150,000	163,700
3.63%, 05/01/22(b)	50,000	52,487
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	500,000	500,901
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	110,235
4.30%, 11/23/23	500,000	530,861
Time Warner Cable, Inc., 6.75%, 07/01/18	585,000	643,630
8.25%, 04/01/19	700,000	814,923
6.75%, 06/15/39	900,000	1,012,983
5.88%, 11/15/40	500,000	517,459
Time Warner, Inc., 3.60%, 07/15/25(b)	500,000	513,224
7.63%, 04/15/31	777,000	991,798
7.70%, 05/01/32	582,000	747,201
5.38%, 10/15/41	200,000	214,208
4.65%, 06/01/44	250,000	244,501
Viacom, Inc., 3.88%, 12/15/21	600,000	623,437
3.25%, 03/15/23	200,000	193,518
4.25%, 09/01/23	100,000	102,362
3.88%, 04/01/24(b)	500,000	498,002
4.38%, 03/15/43	459,000	354,823
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	501,883
3.75%, 06/01/21	500,000	548,229
3.15%, 09/17/25	325,000	349,118
3.00%, 02/13/26(b)	500,000	528,656
WPP Finance 2010, 4.75%, 11/21/21	400,000	441,394
3.75%, 09/19/24	550,000	556,665

		24,137,619

Metals & Mining 0.4%
Barrick Gold Corp., 4.10%, 05/01/23	157,000	152,901
5.25%, 04/01/42	150,000	129,115
Barrick North America Finance LLC, 4.40%, 05/30/21(b)	450,000	460,038
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	257,137
5.00%, 09/30/43	1,000,000	1,017,306
Goldcorp, Inc., 2.13%, 03/15/18	350,000	345,094
Newmont Mining Corp., 5.88%, 04/01/35	236,000	228,467
4.88%, 03/15/42	150,000	128,627
Nucor Corp., 4.00%, 08/01/23	500,000	521,120
Placer Dome, Inc., 6.38%, 03/01/33	139,000	130,949
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	240,999
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	208,060
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	750,000	887,506
3.50%, 11/02/20	450,000	465,761
4.13%, 05/20/21	200,000	211,775
Rio Tinto Finance USA PLC, 2.88%, 08/21/22	500,000	486,573
4.13%, 08/21/42(b)	250,000	222,642
Southern Copper Corp., 3.88%, 04/23/25(b)	750,000	719,194
6.75%, 04/16/40	250,000	242,916
5.88%, 04/23/45	230,000	203,892
Vale Overseas Ltd., 4.38%, 01/11/22(b)	750,000	638,437
6.88%, 11/21/36(b)	944,000	745,477

		8,643,986

Multiline Retail 0.4%
Costco Wholesale Corp., 2.25%, 02/15/22	170,000	172,403
Dollar General Corp., 3.25%, 04/15/23	250,000	252,316
Kohl’s Corp., 4.00%, 11/01/21(b)	400,000	418,384
Macy’s Retail Holdings, Inc., 3.88%, 01/15/22	500,000	514,131
6.90%, 04/01/29	75,000	80,623
6.70%, 07/15/34	150,000	154,566
5.13%, 01/15/42	500,000	427,668
Nordstrom, Inc., 4.00%, 10/15/21	500,000	528,426
Target Corp., 6.00%, 01/15/18	500,000	544,145
6.35%, 11/01/32	313,000	416,396
4.00%, 07/01/42(b)	350,000	374,717
Wal-Mart Stores, Inc., 3.63%, 07/08/20	500,000	545,603
3.25%, 10/25/20	500,000	539,687
2.55%, 04/11/23	750,000	771,539
3.30%, 04/22/24	725,000	781,870
7.55%, 02/15/30	118,000	176,020
5.25%, 09/01/35	708,000	876,963
5.00%, 10/25/40	250,000	298,553
5.63%, 04/15/41	725,000	937,478

		8,811,488

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	92,643
Xerox Corp., 6.35%, 05/15/18	250,000	266,752
4.50%, 05/15/21(b)	250,000	253,918
4.80%, 03/01/35(b)	210,000	207,564

		820,877

Oil, Gas & Consumable Fuels 1.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	322,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp., 6.38%, 09/15/17	$100,000	$104,797
3.45%, 07/15/24(b)	500,000	445,262
6.45%, 09/15/36	281,000	280,593
Apache Corp., 7.63%, 07/01/19	59,000	66,373
3.63%, 02/01/21	500,000	498,158
5.10%, 09/01/40	100,000	90,734
4.75%, 04/15/43	500,000	448,813
BP Capital Markets PLC, 1.38%, 05/10/18	1,000,000	994,110
2.24%, 05/10/19	750,000	759,092
2.32%, 02/13/20	500,000	504,119
4.50%, 10/01/20	200,000	218,698
3.56%, 11/01/21	250,000	263,226
3.06%, 03/17/22	420,000	428,042
3.54%, 11/04/24	250,000	255,414
Canadian Natural Resources Ltd., 3.90%, 02/01/25	500,000	449,395
6.25%, 03/15/38	340,000	312,742
Chevron Corp., 1.72%, 06/24/18	1,500,000	1,514,196
2.19%, 11/15/19	105,000	106,998
1.96%, 03/03/20	1,000,000	1,013,426
Cimarex Energy Co., 5.88%, 05/01/22	500,000	516,495
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	725,970
ConocoPhillips, 5.90%, 10/15/32	177,000	179,759
6.50%, 02/01/39(b)	400,000	437,383
ConocoPhillips Co., 1.05%, 12/15/17	750,000	739,150
1.50%, 05/15/18	500,000	492,433
3.35%, 05/15/25(b)	500,000	478,250
4.15%, 11/15/34(b)	500,000	446,772
4.30%, 11/15/44(b)	155,000	134,035
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	281,213
Devon Energy Corp., 3.25%, 05/15/22	500,000	420,995
7.95%, 04/15/32	350,000	355,949
4.75%, 05/15/42	500,000	366,685
Ecopetrol SA, 4.25%, 09/18/18(b)	500,000	508,300
5.88%, 05/28/45	600,000	472,320
EOG Resources, Inc., 5.63%, 06/01/19	130,000	141,773
2.45%, 04/01/20(b)	500,000	495,422
4.10%, 02/01/21	400,000	422,892
EQT Corp., 4.88%, 11/15/21	250,000	239,247
Exxon Mobil Corp., 1.91%, 03/06/20(b)	1,000,000	1,011,224
3.18%, 03/15/24	500,000	520,840
2.71%, 03/06/25	500,000	502,801
3.04%, 03/01/26	235,000	240,513
4.11%, 03/01/46	400,000	424,120
Hess Corp., 7.30%, 08/15/31	254,000	270,077
5.60%, 02/15/41	250,000	222,069
Husky Energy, Inc., 3.95%, 04/15/22	600,000	597,781
Marathon Oil Corp., 2.80%, 11/01/22	250,000	203,584
3.85%, 06/01/25(b)	500,000	406,301
6.80%, 03/15/32	118,000	104,706
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	600,000	624,172
3.63%, 09/15/24	250,000	228,606
Nabors Industries, Inc., 5.00%, 09/15/20(b)	500,000	432,122
Noble Energy, Inc., 4.15%, 12/15/21	600,000	598,970
5.25%, 11/15/43	150,000	129,177
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	361,550
2.70%, 02/15/23(b)	200,000	197,442
3.40%, 04/15/26	275,000	277,626
Pemex Project Funding Master Trust, 6.63%, 06/15/35(b)	1,074,000	1,031,040
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	506,750
5.50%, 01/21/21	275,000	285,312
4.88%, 01/24/22	250,000	248,125
3.50%, 01/30/23	500,000	453,125
4.50%, 01/23/26(b)	1,250,000	1,164,375
6.38%, 01/23/45	500,000	463,500
5.63%, 01/23/46	500,000	420,200
Phillips 66, 4.65%, 11/15/34	500,000	495,980
5.88%, 05/01/42	382,000	415,081
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	456,961
Shell International Finance BV, 1.90%, 08/10/18	600,000	606,380
2.00%, 11/15/18	750,000	759,559
2.13%, 05/11/20	500,000	504,635
2.25%, 11/10/20	240,000	243,432
3.40%, 08/12/23	1,000,000	1,036,491
4.13%, 05/11/35	500,000	512,317
6.38%, 12/15/38	250,000	306,075
4.55%, 08/12/43	500,000	519,086
Statoil ASA, 3.13%, 08/17/17	250,000	256,663
1.20%, 01/17/18(b)	1,000,000	997,637
1.15%, 05/15/18(b)	1,000,000	992,809
3.70%, 03/01/24	500,000	522,257
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	748,717
Total Capital International SA, 2.88%, 02/17/22	500,000	513,081
Valero Energy Corp., 7.50%, 04/15/32	118,000	135,282
6.63%, 06/15/37	455,000	493,522

		39,373,973

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	368,955
International Paper Co., 3.80%, 01/15/26(b)	500,000	509,848
6.00%, 11/15/41	750,000	814,571

		1,693,374

Personal Products 0.0%†
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	155,676
Procter & Gamble Co. (The), 5.80%, 08/15/34	295,000	385,526

		541,202

Pharmaceuticals 1.1%
AbbVie, Inc., 1.80%, 05/14/18	500,000	503,358
2.00%, 11/06/18	1,800,000	1,818,896
4.50%, 05/14/35	1,085,000	1,127,325
4.40%, 11/06/42	125,000	126,288
Actavis Funding SCS, 3.00%, 03/12/20	750,000	771,156
3.45%, 03/15/22	1,060,000	1,100,446
3.85%, 06/15/24	825,000	864,708
3.80%, 03/15/25	500,000	520,372
4.55%, 03/15/35	195,000	200,910
4.75%, 03/15/45	500,000	525,853
Allergan, Inc., 1.35%, 03/15/18	400,000	397,052
AstraZeneca PLC, 5.90%, 09/15/17	400,000	426,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
AstraZeneca PLC, (continued) 3.38%, 11/16/25	$1,000,000	$1,035,834
6.45%, 09/15/37	200,000	265,879
4.00%, 09/18/42	250,000	251,510
Baxalta, Inc., 2.88%, 06/23/20(b)(c)	250,000	249,570
4.00%, 06/23/25(c)	200,000	203,243
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	705,506
3.25%, 08/01/42	250,000	232,790
Eli Lilly & Co., 1.95%, 03/15/19	750,000	767,251
2.75%, 06/01/25(b)	95,000	97,326
3.70%, 03/01/45	500,000	508,815
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	500,000	503,347
2.85%, 05/08/22	250,000	261,868
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	238,063
4.20%, 03/18/43	300,000	323,636
Johnson & Johnson, 2.95%, 09/01/20	200,000	213,339
2.45%, 12/05/21	500,000	518,079
2.45%, 03/01/26	150,000	150,549
4.95%, 05/15/33	663,000	803,089
Merck & Co., Inc., 2.75%, 02/10/25	570,000	583,499
3.60%, 09/15/42	500,000	500,443
4.15%, 05/18/43	500,000	546,162
Mylan, Inc., 2.60%, 06/24/18	750,000	750,278
Novartis Capital Corp., 2.40%, 09/21/22	500,000	512,043
3.40%, 05/06/24(b)	1,000,000	1,072,764
3.00%, 11/20/25	500,000	521,642
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	520,292
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	254,200
Pfizer, Inc., 4.65%, 03/01/18	265,000	283,305
2.10%, 05/15/19	500,000	514,903
3.40%, 05/15/24	1,000,000	1,072,499
7.20%, 03/15/39	525,000	767,127
Pharmacia Corp., 6.60%, 12/01/28	177,000	239,221
Sanofi, 1.25%, 04/10/18	250,000	251,312
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	32,000	33,350
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	7,000	8,287
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	85,460
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	205,022
Wyeth LLC, 6.50%, 02/01/34	206,000	272,717
Zoetis, Inc., 3.25%, 02/01/23	600,000	593,331
4.50%, 11/13/25(b)	230,000	245,954

		25,546,570

Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	499,083
American Tower Corp., 3.40%, 02/15/19	250,000	256,285
2.80%, 06/01/20	1,000,000	1,005,087
4.40%, 02/15/26(b)	40,000	42,297
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	543,026
3.50%, 01/31/23	250,000	252,370
AvalonBay Communities, Inc., 3.45%, 06/01/25	695,000	712,217
Boston Properties LP, 3.80%, 02/01/24	250,000	261,969
DDR Corp., 3.63%, 02/01/25	500,000	483,723
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	274,919
Duke Realty LP, 3.63%, 04/15/23	500,000	502,691
ERP Operating LP, 3.00%, 04/15/23	500,000	507,244
4.50%, 07/01/44	350,000	371,485
HCP, Inc., 2.63%, 02/01/20(b)	500,000	493,124
5.38%, 02/01/21	200,000	218,421
4.25%, 11/15/23(b)	500,000	501,964
Health Care REIT, Inc., 4.13%, 04/01/19(b)	600,000	629,542
5.25%, 01/15/22	400,000	436,786
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	344,170
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	363,824
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	512,212
Series E, 4.00%, 06/15/25	375,000	365,229
Kilroy Realty LP, 4.80%, 07/15/18	300,000	315,764
Liberty Property LP, 4.40%, 02/15/24	500,000	526,555
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	550,000	526,348
Realty Income Corp., 3.25%, 10/15/22	350,000	345,435
Simon Property Group LP, 2.20%, 02/01/19(b)	500,000	507,540
5.65%, 02/01/20	250,000	282,555
4.38%, 03/01/21	500,000	550,460
3.38%, 03/15/22(b)	500,000	528,300
3.38%, 10/01/24	500,000	523,106
UDR, Inc., 4.25%, 06/01/18	100,000	104,949
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	524,614
4.75%, 06/01/21	150,000	164,971
Weyerhaeuser Co., 7.38%, 03/15/32(b)	500,000	610,729

		15,088,994

Real Estate Management & Development 0.0%†
ProLogis LP, 4.25%, 08/15/23	500,000	539,283

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	367,396
3.00%, 03/15/23	500,000	520,215
3.85%, 09/01/23(b)	650,000	711,396
3.75%, 04/01/24	500,000	539,656
3.00%, 04/01/25(b)	500,000	514,846
7.95%, 08/15/30	206,000	297,523
4.55%, 09/01/44	250,000	270,905
4.70%, 09/01/45	250,000	278,433
Canadian Pacific Railway Co., 4.50%, 01/15/22	350,000	381,501
CSX Corp., 7.38%, 02/01/19	400,000	460,317
3.70%, 10/30/20	300,000	318,635
3.40%, 08/01/24(b)	500,000	517,289
5.50%, 04/15/41	150,000	172,081
4.10%, 03/15/44(b)	250,000	246,652
3.95%, 05/01/50	350,000	319,706
FedEx Corp., 4.00%, 01/15/24	750,000	812,180
3.25%, 04/01/26	85,000	87,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
FedEx Corp., (continued) 3.90%, 02/01/35	$380,000	$367,857
3.88%, 08/01/42	50,000	46,561
4.55%, 04/01/46	500,000	513,853
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	448,248
3.25%, 12/01/21	1,000,000	1,035,097
3.00%, 04/01/22	500,000	509,444
5.59%, 05/17/25	84,000	99,136
4.45%, 06/15/45	250,000	258,125
Ryder System, Inc., 2.50%, 05/11/20	205,000	202,386
Union Pacific Corp., 2.75%, 04/15/23	750,000	756,757
3.25%, 08/15/25(b)	500,000	533,939
4.05%, 11/15/45(b)	220,000	225,635
4.05%, 03/01/46	340,000	350,079
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	148,003
8.37%, 04/01/30(e)	177,000	254,927
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	535,162
6.20%, 01/15/38	295,000	402,624

		13,503,791

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	440,467
5.10%, 10/01/35	250,000	271,933
Intel Corp., 1.35%, 12/15/17	1,000,000	1,008,124
3.70%, 07/29/25(b)	500,000	547,664
4.80%, 10/01/41	350,000	391,323
4.90%, 07/29/45	350,000	392,549
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	216,713
Lam Research Corp., 3.80%, 03/15/25	255,000	244,035
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	357,790
QUALCOMM, Inc., 2.25%, 05/20/20(b)	1,000,000	1,025,102
4.65%, 05/20/35(b)	500,000	513,235
Texas Instruments, Inc., 1.75%, 05/01/20	500,000	502,819

		5,911,754

Software 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25	135,000	139,437
CA, Inc., 4.50%, 08/15/23(b)	410,000	434,858
Microsoft Corp., 3.00%, 10/01/20	500,000	536,945
2.65%, 11/03/22	500,000	519,904
3.63%, 12/15/23	400,000	438,062
2.70%, 02/12/25	1,000,000	1,021,836
3.13%, 11/03/25(b)	500,000	525,048
3.50%, 02/12/35	325,000	318,284
4.50%, 10/01/40	300,000	332,235
3.75%, 02/12/45	750,000	742,909
4.45%, 11/03/45	350,000	388,208
Oracle Corp., 1.20%, 10/15/17	350,000	352,043
2.38%, 01/15/19	1,000,000	1,036,635
5.00%, 07/08/19	200,000	223,724
2.80%, 07/08/21	1,000,000	1,046,870
2.50%, 10/15/22	500,000	508,750
2.95%, 05/15/25	500,000	512,190
3.25%, 05/15/30(b)	500,000	504,017
5.38%, 07/15/40	350,000	415,818
4.50%, 07/08/44	750,000	805,099

		10,802,872

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	533,335
3.25%, 04/15/25	325,000	325,408
Bed Bath & Beyond, Inc., 3.75%, 08/01/24	250,000	252,305
Gap, Inc. (The), 5.95%, 04/12/21(b)	150,000	162,516
Home Depot, Inc. (The), 2.70%, 04/01/23	500,000	519,291
3.35%, 09/15/25	85,000	92,108
5.88%, 12/16/36	300,000	390,367
5.95%, 04/01/41	150,000	198,386
4.20%, 04/01/43	250,000	268,545
4.40%, 03/15/45	500,000	556,102
Lowe’s Cos., Inc., 3.13%, 09/15/24	400,000	420,866
6.50%, 03/15/29	236,000	312,497
5.80%, 10/15/36	300,000	374,127
5.00%, 09/15/43	250,000	298,220

		4,704,073

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 1.05%, 05/05/17	1,000,000	1,003,792
1.55%, 02/07/20	750,000	755,399
2.00%, 05/06/20(b)	750,000	764,119
2.50%, 02/09/25	1,345,000	1,336,911
3.25%, 02/23/26	1,130,000	1,179,795
3.85%, 05/04/43	750,000	729,242
4.38%, 05/13/45	355,000	371,708
4.65%, 02/23/46	460,000	502,161
EMC Corp., 1.88%, 06/01/18	1,000,000	977,990
Hewlett-Packard Co., 3.75%, 12/01/20(b)	291,000	301,100
4.65%, 12/09/21	600,000	635,008
NetApp, Inc., 3.38%, 06/15/21	210,000	211,024
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	672,037
5.75%, 12/01/34	175,000	124,314

		9,564,600

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	136,062
NIKE, Inc., 3.88%, 11/01/45	250,000	261,630
VF Corp., 3.50%, 09/01/21	200,000	214,628

		612,320

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	191,522
2.63%, 01/14/20	350,000	361,767
10.20%, 02/06/39	81,000	148,380
4.25%, 08/09/42	250,000	259,942
4.50%, 05/02/43	450,000	483,478
5.38%, 01/31/44(b)	170,000	207,708
Philip Morris International, Inc., 5.65%, 05/16/18	400,000	437,320
2.63%, 03/06/23(b)	1,000,000	1,027,531
6.38%, 05/16/38	460,000	614,083
3.88%, 08/21/42	250,000	247,534
Reynolds American, Inc., 4.45%, 06/12/25	1,500,000	1,650,363
5.70%, 08/15/35	120,000	140,336

		5,769,964

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	500,000	527,722

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	$500,000	$553,235
3.13%, 07/16/22	750,000	769,790
6.38%, 03/01/35	177,000	211,804
6.13%, 03/30/40	350,000	413,278
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	606,406
5.00%, 03/15/44	250,000	275,389
Vodafone Group PLC, 2.95%, 02/19/23	250,000	249,264
7.88%, 02/15/30	206,000	260,534
4.38%, 02/19/43	500,000	450,754

		3,790,454

Total Corporate Bonds (cost $567,677,997)		585,257,721

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	141,033
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	320,035
Series F-2, 6.26%, 04/01/49	250,000	354,090
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/01/40	100,000	126,987
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	448,689
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 08/01/40	75,000	111,352
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	580,150
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	284,352
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	135,209
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	250,710
State of California, GO 7.55%, 04/01/39	1,810,000	2,764,540
7.63%, 03/01/40	425,000	649,893
University of California, RB Series F, 5.95%, 05/15/45	300,000	386,451
Series H, 6.55%, 05/15/48	150,000	203,773
Series F, 6.58%, 05/15/49	200,000	272,060
Series AQ, 4.77%, 05/15/15	150,000	152,430

		7,181,754

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	53,272

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	614,710

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	252,455

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	598,825

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	358,704
State of Illinois, GO 5.88%, 03/01/19	200,000	215,136
4.95%, 06/01/23	160,000	167,392
5.10%, 06/01/33	1,445,000	1,353,864

		2,095,096

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	553,000

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	574,542
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	125,000	151,437
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,182,772
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	307,750

		2,216,501

New York 0.2%
City of New York, GO, Series G-1, 5.97%, 03/01/36	250,000	321,762
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	703,483
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 06/15/43	300,000	382,815
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	629,870
New York State Dormitory Authority, Special Tax Revenue, Series D, 5.50%, 03/15/30	100,000	123,051
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	317,062
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	572,022
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	779,830

		3,829,895

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	300,000	322,410

Ohio 0.1%
American Municipal Power Inc., RB Series E, 6.27%, 02/15/50	165,000	201,031
Series B, 7.50%, 02/15/50	150,000	211,254
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	111,669
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	346,197
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	177,582

		1,047,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	$500,000	$559,060

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	133,226

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	276,436
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	400,950
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	184,266
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	328,546
Series C, 4.79%, 08/15/46	200,000	241,958

		1,432,156

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	247,544

Total Municipal Bonds (cost $17,875,777)		21,137,637

Sovereign Bonds 3.6%

	Principal Amount	Market Value
AUSTRIA 0.1%
Oesterreichische Kontrollbank AG, 0.75%, 05/19/17	1,500,000	1,498,005

CANADA 0.3%
Canada Government International Bond, 1.13%, 03/19/18(b)	500,000	502,770
1.63%, 02/27/19	750,000	763,920
Export Development Canada, 1.00%, 06/15/18	1,000,000	1,001,368
Hydro Quebec, 8.88%, 03/01/26	156,000	223,511
Province of Ontario Canada, 1.20%, 02/14/18	500,000	499,275
3.00%, 07/16/18	250,000	259,516
2.00%, 09/27/18	750,000	762,754
2.00%, 01/30/19	1,000,000	1,016,305
1.88%, 05/21/20(b)	1,000,000	1,009,124
Province of Quebec Canada, 3.50%, 07/29/20	400,000	430,947
7.50%, 09/15/29	578,000	861,060

		7,330,550

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25	250,000	261,500

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21(b)	1,150,000	1,198,875
7.38%, 09/18/37	225,000	266,062
5.63%, 02/26/44	500,000	497,500
5.00%, 06/15/45	500,000	465,000

		2,427,437

GERMANY 0.5%
KFW, 0.88%, 09/05/17	1,000,000	1,000,088
4.38%, 03/15/18	600,000	639,339
1.00%, 06/11/18	2,500,000	2,497,515
1.50%, 02/06/19	1,000,000	1,011,183
1.88%, 04/01/19	1,000,000	1,021,087
1.50%, 04/20/20	1,000,000	1,005,076
2.75%, 09/08/20	400,000	422,368
1.88%, 11/30/20	2,000,000	2,036,082
1.63%, 03/15/21	500,000	501,655
Landwirtschaftliche Rentenbank, 0.88%, 09/12/17	1,000,000	999,040

		11,133,433

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	500,000	521,934

ITALY 0.0%†
Italy Government International Bond, 6.88%, 09/27/23	251,000	315,676
5.38%, 06/15/33	541,000	634,246

		949,922

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	502,398
1.75%, 05/28/20	2,000,000	2,001,204

		2,503,602

MEXICO 0.3%
Mexico Government International Bond, 5.13%, 01/15/20	1,000,000	1,097,500
3.50%, 01/21/21(b)	1,000,000	1,035,000
4.00%, 10/02/23	500,000	523,750
6.75%, 09/27/34	1,246,000	1,604,225
4.75%, 03/08/44	400,000	399,000
5.55%, 01/21/45	500,000	553,750
4.60%, 01/23/46	347,000	338,325
5.75%, 10/12/10	200,000	202,500

		5,754,050

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36(b)	250,000	318,750
4.30%, 04/29/53(b)	500,000	467,500

		786,250

PERU 0.1%
Peruvian Government International Bond, 7.13%, 03/30/19(b)	1,840,000	2,113,240
8.75%, 11/21/33(b)	500,000	738,750

		2,851,990

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,766,789
9.50%, 02/02/30	500,000	844,629
7.75%, 01/14/31	500,000	760,243
6.38%, 10/23/34	500,000	705,928

		4,077,589

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19(b)	750,000	852,660
5.13%, 04/21/21	200,000	223,500
5.00%, 03/23/22	300,000	334,935
4.00%, 01/22/24	500,000	533,850

		1,944,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24	$500,000	$503,750
6.25%, 03/08/41(b)	200,000	218,530
5.38%, 07/24/44(b)	250,000	247,040

		969,320

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	653,156
5.00%, 04/11/22	500,000	576,049
Republic of Korea, 5.63%, 11/03/25	300,000	382,680
4.13%, 06/10/44(b)	250,000	309,785
Korea Development Bank (The), 4.63%, 11/16/21	200,000	225,004

		2,146,674

SUPRANATIONAL 1.4%
Asian Development Bank, 0.75%, 07/28/17	2,000,000	1,994,920
1.75%, 09/11/18	500,000	509,100
1.38%, 01/15/19(b)	1,000,000	1,008,644
1.63%, 08/26/20	500,000	505,389
1.88%, 02/18/22	500,000	506,155
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	384,531
Council Of Europe Development Bank, 1.50%, 06/19/17	500,000	503,852
1.00%, 03/07/18	200,000	200,133
European Investment Bank, 0.88%, 04/18/17	3,500,000	3,502,870
5.13%, 05/30/17	325,000	340,922
1.00%, 08/17/17	2,000,000	2,004,534
1.00%, 03/15/18	1,000,000	1,000,184
1.00%, 06/15/18	500,000	498,633
1.13%, 08/15/18	3,000,000	2,998,365
1.88%, 03/15/19	1,000,000	1,020,500
1.38%, 06/15/20	500,000	499,395
4.00%, 02/16/21	500,000	558,139
2.00%, 03/15/21	1,000,000	1,023,164
Inter-American Development Bank, 1.00%, 07/14/17	1,000,000	1,001,804
0.88%, 03/15/18	500,000	499,943
1.75%, 08/24/18	300,000	306,061
1.75%, 10/15/19	1,000,000	1,022,675
1.38%, 07/15/20	750,000	748,083
2.13%, 11/09/20	750,000	771,102
1.88%, 03/15/21	500,000	508,272
1.75%, 04/14/22	500,000	504,376
International Bank for Reconstruction & Development, 0.63%, 05/02/17	2,000,000	1,984,936
1.13%, 07/18/17(b)	500,000	503,448
1.00%, 06/15/18	1,500,000	1,500,071
1.00%, 10/05/18	500,000	501,586
1.25%, 07/26/19	500,000	501,214
1.63%, 02/10/22(b)	500,000	499,241
7.63%, 01/19/23	973,000	1,332,018
International Finance Corp., 0.88%, 06/15/18	750,000	748,566
1.63%, 07/16/20	500,000	506,789

		32,499,615

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,076,330
5.63%, 03/30/21	500,000	539,452
3.25%, 03/23/23	1,500,000	1,413,747
7.38%, 02/05/25	500,000	599,250
6.00%, 01/14/41	2,000,000	2,156,880

		5,785,659

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24(b)	650,000	690,625
5.10%, 06/18/50	350,000	325,500

		1,016,125

Total Sovereign Bonds (cost $82,806,270)		84,458,600

U.S. Government Mortgage Backed Agencies 28.1%
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E83231 6.00%, 04/01/16	1	1
Pool# E83233 6.00%, 04/01/16	6	6
Pool# G11972 6.00%, 04/01/16	34	34
Pool# E83933 6.50%, 05/01/16	5	5
Pool# E84236 6.50%, 06/01/16	59	59
Pool# E00996 6.50%, 07/01/16	28	28
Pool# E86533 6.00%, 12/01/16	144	144
Pool# E87584 6.00%, 01/01/17	124	125
Pool# E86995 6.50%, 01/01/17	516	517
Pool# E87291 6.50%, 01/01/17	567	570
Pool# E88076 6.00%, 02/01/17	614	621
Pool# E88055 6.50%, 02/01/17	3,325	3,371
Pool# E88134 6.00%, 03/01/17	160	160
Pool# E88768 6.00%, 03/01/17	108	108
Pool# E88729 6.00%, 04/01/17	727	733
Pool# E89149 6.00%, 04/01/17	369	374
Pool# E89151 6.00%, 04/01/17	821	832
Pool# E89217 6.00%, 04/01/17	721	732
Pool# E89222 6.00%, 04/01/17	868	872
Pool# E89347 6.00%, 04/01/17	139	140
Pool# E89496 6.00%, 04/01/17	460	468
Pool# E89203 6.50%, 04/01/17	498	505
Pool# E89530 6.00%, 05/01/17	1,784	1,810
Pool# E89909 6.00%, 05/01/17	466	474
Pool# B15071 6.00%, 06/01/17	2,805	2,819
Pool# E01157 6.00%, 06/01/17	1,923	1,961
Pool# E90194 6.00%, 06/01/17	418	425
Pool# E90313 6.00%, 06/01/17	204	208
Pool# E90645 6.00%, 07/01/17	1,860	1,881

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G18007 6.00%, 07/01/19	$6,822	$7,181
Pool# B16087 6.00%, 08/01/19	32,901	34,305
Pool# J00935 5.00%, 12/01/20	10,103	10,432
Pool# J00854 5.00%, 01/01/21	11,901	12,289
Pool# J01279 5.50%, 02/01/21	8,949	9,613
Pool# J01570 5.50%, 04/01/21	7,182	7,555
Pool# J01771 5.00%, 05/01/21	9,828	10,148
Pool# J06015 5.00%, 05/01/21	47,131	48,667
Pool# G18122 5.00%, 06/01/21	17,984	19,222
Pool# J01980 6.00%, 06/01/21	12,181	12,209
Pool# J03074 5.00%, 07/01/21	13,033	13,882
Pool# J03028 5.50%, 07/01/21	2,111	2,198
Pool# C90719 5.00%, 10/01/23	462,435	507,596
Pool# J09912 4.00%, 06/01/24	1,041,440	1,101,374
Pool# C00351 8.00%, 07/01/24	605	709
Pool# G13900 5.00%, 12/01/24	177,367	187,409
Pool# D60780 8.00%, 06/01/25	2,471	2,782
Pool# G30267 5.00%, 08/01/25	149,078	163,637
Pool# E02746 3.50%, 11/01/25	556,632	588,787
Pool# J13883 3.50%, 12/01/25	1,144,421	1,220,384
Pool# J14732 4.00%, 03/01/26	542,514	579,485
Pool# E02896 3.50%, 05/01/26	618,596	656,435
Pool# J18127 3.00%, 03/01/27	509,371	534,426
Pool# J18702 3.00%, 03/01/27	555,012	582,400
Pool# J19106 3.00%, 05/01/27	207,540	217,785
Pool# J20471 3.00%, 09/01/27	918,919	964,270
Pool# D82854 7.00%, 10/01/27	1,626	1,798
Pool# G14609 3.00%, 11/01/27	1,260,683	1,322,908
Pool# C00566 7.50%, 12/01/27	2,167	2,593
Pool# G15100 2.50%, 07/01/28	462,332	476,378
Pool# C00678 7.00%, 11/01/28	2,349	2,797
Pool# C18271 7.00%, 11/01/28	2,717	3,059
Pool# C00836 7.00%, 07/01/29	1,131	1,338
Pool# C31282 7.00%, 09/01/29	117	124
Pool# C31285 7.00%, 09/01/29	2,978	3,500
Pool# A18212 7.00%, 11/01/29	46,607	49,898
Pool# C32914 8.00%, 11/01/29	3,332	3,642
Pool# G18536 2.50%, 01/01/30	7,317,282	7,518,273
Pool# C37436 8.00%, 01/01/30	3,077	3,849
Pool# C36306 7.00%, 02/01/30	773	810
Pool# C36429 7.00%, 02/01/30	768	799
Pool# C00921 7.50%, 02/01/30	2,346	2,892
Pool# G01108 7.00%, 04/01/30	937	1,117
Pool# C37703 7.50%, 04/01/30	1,668	1,832
Pool# G18552 3.00%, 05/01/30	2,641,076	2,763,099
Pool# J32243 3.00%, 07/01/30	1,415,349	1,482,706
Pool# J32255 3.00%, 07/01/30	299,453	313,677
Pool# J32257 3.00%, 07/01/30	332,011	348,197
Pool# C41561 8.00%, 08/01/30	2,310	2,450
Pool# C01051 8.00%, 09/01/30	4,084	5,176
Pool# C43550 7.00%, 10/01/30	4,864	5,510
Pool# C44017 7.50%, 10/01/30	546	559
Pool# C43967 8.00%, 10/01/30	39,197	42,927
Pool# C44957 8.00%, 11/01/30	3,574	4,173
Pool# G18578 3.00%, 12/01/30	810,610	848,062
Pool# J33315 3.00%, 12/01/30	324,703	339,705
Pool# J33361 3.00%, 12/01/30	831,696	870,122
Pool# C01103 7.50%, 12/01/30	1,647	2,064
Pool# C46932 7.50%, 01/01/31	784	822
Pool# G18587 3.00%, 02/01/31	627,575	656,571
Pool# C47287 7.50%, 02/01/31	2,605	2,727
Pool# G18592 3.00%, 03/01/31	675,000	706,186
Pool# C48851 7.00%, 03/01/31	2,579	2,652
Pool# C48206 7.50%, 03/01/31	2,074	2,081
Pool# C91366 4.50%, 04/01/31	210,969	230,951
Pool# C91377 4.50%, 06/01/31	112,144	122,746
Pool# C53324 7.00%, 06/01/31	1,917	2,045
Pool# C01209 8.00%, 06/01/31	1,341	1,565
Pool# C55071 7.50%, 07/01/31	737	761
Pool# G01309 7.00%, 08/01/31	2,788	3,390
Pool# C01222 7.00%, 09/01/31	1,987	2,338
Pool# G01311 7.00%, 09/01/31	18,526	22,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G01315 7.00%, 09/01/31	$681	$812
Pool# C58647 7.00%, 10/01/31	355	362
Pool# C60012 7.00%, 11/01/31	935	963
Pool# C61298 8.00%, 11/01/31	3,096	3,200
Pool# C61105 7.00%, 12/01/31	6,590	7,077
Pool# C01305 7.50%, 12/01/31	1,362	1,570
Pool# C62218 7.00%, 01/01/32	3,006	3,078
Pool# C63171 7.00%, 01/01/32	9,257	10,767
Pool# C64121 7.50%, 02/01/32	2,334	2,419
Pool# D99004 3.50%, 03/01/32	277,047	293,891
Pool# G30577 3.50%, 04/01/32	673,597	714,545
Pool# C01345 7.00%, 04/01/32	10,888	13,015
Pool# G01391 7.00%, 04/01/32	31,725	37,839
Pool# C65717 7.50%, 04/01/32	4,915	5,058
Pool# C01370 8.00%, 04/01/32	4,351	5,203
Pool# C66916 7.00%, 05/01/32	20,495	23,698
Pool# C67235 7.00%, 05/01/32	12,857	13,926
Pool# C01381 8.00%, 05/01/32	19,268	23,032
Pool# C68290 7.00%, 06/01/32	4,479	5,157
Pool# C68300 7.00%, 06/01/32	13,586	15,590
Pool# D99266 3.50%, 07/01/32	466,995	495,390
Pool# G01449 7.00%, 07/01/32	21,080	25,155
Pool# C68988 7.50%, 07/01/32	3,574	3,586
Pool# C69908 7.00%, 08/01/32	29,584	33,528
Pool# C70211 7.00%, 08/01/32	14,529	15,115
Pool# C91558 3.50%, 09/01/32	112,089	118,456
Pool# G01536 7.00%, 03/01/33	21,357	26,041
Pool# G30642 3.00%, 05/01/33	245,497	256,090
Pool# G30646 3.00%, 05/01/33	562,847	585,570
Pool# K90535 3.00%, 05/01/33	111,522	116,436
Pool# A16419 6.50%, 11/01/33	18,147	20,658
Pool# C01806 7.00%, 01/01/34	14,106	14,957
Pool# A21356 6.50%, 04/01/34	74,295	86,758
Pool# C01851 6.50%, 04/01/34	56,435	68,176
Pool# A22067 6.50%, 05/01/34	70,214	79,931
Pool# A24301 6.50%, 05/01/34	95,784	109,039
Pool# A24988 6.50%, 07/01/34	13,193	15,018
Pool# G01741 6.50%, 10/01/34	23,626	28,600
Pool# G08023 6.50%, 11/01/34	46,644	54,094
Pool# A33137 6.50%, 01/01/35	13,353	15,201
Pool# G01947 7.00%, 05/01/35	26,266	31,573
Pool# G08073 5.50%, 08/01/35	262,474	295,373
Pool# A37135 5.50%, 09/01/35	472,220	528,335
Pool# A47368 5.00%, 10/01/35	302,632	336,318
Pool# A38255 5.50%, 10/01/35	343,697	384,870
Pool# A38531 5.50%, 10/01/35	452,071	504,251
Pool# G08088 6.50%, 10/01/35	171,497	197,712
Pool# A39759 5.50%, 11/01/35	29,265	32,789
Pool# A40376 5.50%, 12/01/35	19,450	21,737
Pool# A42305 5.50%, 01/01/36	61,688	69,278
Pool# A41548 7.00%, 01/01/36	38,816	44,601
Pool# G08111 5.50%, 02/01/36	402,550	451,509
Pool# A43861 5.50%, 03/01/36	116,174	128,896
Pool# A43884 5.50%, 03/01/36	460,581	523,033
Pool# A43885 5.50%, 03/01/36	403,048	459,875
Pool# A43886 5.50%, 03/01/36	729,119	835,425
Pool# A48378 5.50%, 03/01/36	280,919	316,264
Pool# G08116 5.50%, 03/01/36	72,637	81,548
Pool# A48735 5.50%, 05/01/36	22,121	24,551
Pool# A53039 6.50%, 10/01/36	142,729	162,480
Pool# A53219 6.50%, 10/01/36	17,661	20,105
Pool# G05254 5.00%, 01/01/37	271,694	300,998
Pool# G04331 5.00%, 02/01/37	248,252	274,976
Pool# G05941 6.00%, 02/01/37	1,274,910	1,465,844
Pool# G03620 6.50%, 10/01/37	7,395	8,438
Pool# G03721 6.00%, 12/01/37	118,055	134,162
Pool# G03969 6.00%, 02/01/38	132,705	150,348
Pool# G04913 5.00%, 03/01/38	453,709	501,259
Pool# G05299 4.50%, 06/01/38	454,447	495,079
Pool# G04581 6.50%, 08/01/38	242,123	275,629
Pool# A81674 6.00%, 09/01/38	651,363	739,789
Pool# A85442 5.00%, 03/01/39	369,517	405,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05459 5.50%, 05/01/39	$3,695,318	$4,110,376
Pool# G05535 4.50%, 07/01/39	1,427,613	1,552,914
Pool# A89500 4.50%, 10/01/39	187,105	203,516
Pool# A91165 5.00%, 02/01/40	6,411,372	7,072,119
Pool# G60195 4.00%, 06/01/42	1,590,501	1,701,095
Pool# Q08977 4.00%, 06/01/42	295,091	315,095
Pool# Q11087 4.00%, 09/01/42	398,734	426,365
Pool# G07158 3.50%, 10/01/42	1,292,105	1,354,085
Pool# G07163 3.50%, 10/01/42	571,931	601,129
Pool# Q11532 3.50%, 10/01/42	406,021	425,497
Pool# Q12051 3.50%, 10/01/42	438,556	459,569
Pool# C09020 3.50%, 11/01/42	1,164,260	1,220,108
Pool# G07264 3.50%, 12/01/42	1,260,482	1,320,948
Pool# Q14292 3.50%, 01/01/43	225,670	237,283
Pool# Q14881 3.50%, 01/01/43	257,655	270,002
Pool# Q15774 3.00%, 02/01/43	2,402,760	2,464,179
Pool# Q15884 3.00%, 02/01/43	1,378,349	1,413,652
Pool# Q16470 3.00%, 03/01/43	2,360,323	2,424,273
Pool# V80002 2.50%, 04/01/43	830,859	826,038
Pool# G08528 3.00%, 04/01/43	10,312,403	10,575,471
Pool# Q16915 3.00%, 04/01/43	783,996	805,239
Pool# Q17675 3.50%, 04/01/43	1,054,349	1,104,910
Pool# Q18523 3.50%, 05/01/43	2,323,953	2,435,934
Pool# G08534 3.00%, 06/01/43	3,206,205	3,287,667
Pool# Q18751 3.50%, 06/01/43	2,314,683	2,425,465
Pool# G07410 3.50%, 07/01/43	395,654	417,213
Pool# G07459 3.50%, 08/01/43	1,574,120	1,649,316
Pool# G60038 3.50%, 01/01/44	3,119,733	3,268,542
Pool# Q26869 4.00%, 06/01/44	2,062,901	2,215,148
Pool# Q28607 3.50%, 09/01/44	678,258	712,804
Pool# G08623 3.50%, 01/01/45	2,097,924	2,197,780
Pool# G08632 3.50%, 03/01/45	1,922,989	2,014,518
Pool# Q34165 4.00%, 06/01/45	819,535	875,573
Pool# Q34167 4.00%, 06/01/45	1,933,840	2,067,556
Pool# G08660 4.00%, 08/01/45	3,574,598	3,818,609
Pool# Q35617 4.00%, 08/01/45	4,938,350	5,279,814
Pool# V81873 4.00%, 08/01/45	899,777	961,257
Pool# G08669 4.00%, 09/01/45	2,508,254	2,679,466
Pool# G08671 3.50%, 10/01/45	2,208,404	2,313,518
Pool# G08672 4.00%, 10/01/45	1,158,293	1,237,497
Pool# G08675 3.00%, 11/01/45	254,342	260,634
Pool# G08676 3.50%, 11/01/45	5,365,418	5,620,798
Pool# G08677 4.00%, 11/01/45	4,580,367	4,893,571
Pool# G08680 3.00%, 12/01/45	639,309	655,123
Pool# Q37723 3.00%, 12/01/45	92,746	95,040
Pool# Q37731 3.00%, 12/01/45	103,866	106,436
Pool# G08681 3.50%, 12/01/45	1,819,049	1,905,631
Pool# Q37702 3.50%, 12/01/45	949,157	994,334
Pool# G08682 4.00%, 12/01/45	1,344,160	1,436,076
Pool# G08687 3.50%, 01/01/46	1,282,013	1,343,033
Pool# Q38199 3.50%, 01/01/46	40,310	42,229
Pool# Q38357 4.00%, 01/01/46	365,125	390,083
Pool# G08693 3.50%, 02/01/46	1,969,478	2,063,219
Pool# G08698 3.50%, 03/01/46	1,420,729	1,488,352
Pool# Q39004 3.50%, 03/01/46	97,228	101,856
Federal Home Loan Mortgage Corp. Gold
Pool TBA 2.50%, 04/15/31	7,750,000	7,955,725
3.00%, 04/15/31	1,077,000	1,125,886
3.50%, 04/15/31	350,000	369,371
4.00%, 04/15/31	350,000	364,110
3.00%, 04/15/46	5,574,000	5,707,253
3.50%, 04/15/46	7,453,000	7,801,499
4.00%, 04/15/46	2,729,000	2,912,568
4.50%, 04/15/46	11,525,000	12,518,832
5.00%, 04/15/46	500,000	549,381
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	528,376	557,600
Pool# 2B0108 2.55%, 01/01/42(a)	108,946	114,540
Pool# 2B1381 1.77%, 06/01/43(a)	54,862	56,028
Federal National Mortgage Association Pool
Pool# 826869 5.50%, 08/01/20	113,578	120,700
Pool# 835228 5.50%, 08/01/20	3,093	3,248
Pool# 825811 5.50%, 09/01/20	2,872	3,040
Pool# 839585 5.50%, 09/01/20	12,188	12,731
Pool# 811505 5.50%, 10/01/20	5,055	5,388
Pool# 838565 5.50%, 10/01/20	114,150	122,212
Pool# 840102 5.50%, 10/01/20	76,941	80,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 841947 5.50%, 10/01/20	$4,967	$5,163
Pool# 843102 5.50%, 10/01/20	2,620	2,751
Pool# 839100 5.50%, 11/01/20	2,357	2,511
Pool# 830670 5.50%, 12/01/20	4,671	4,948
Pool# 788210 5.50%, 02/01/21	7,190	7,367
Pool# 867183 5.50%, 02/01/21	9,310	9,804
Pool# 811558 5.50%, 03/01/21	107,684	112,917
Pool# 870296 5.50%, 03/01/21	1,211	1,241
Pool# 878120 5.50%, 04/01/21	4,341	4,635
Pool# 811559 5.50%, 05/01/21	8,757	9,040
Pool# 879115 5.50%, 05/01/21	9,556	9,999
Pool# 885440 5.50%, 05/01/21	2,472	2,619
Pool# 845489 5.50%, 06/01/21	713	767
Pool# 880950 5.50%, 07/01/21	25,056	26,421
Pool# 870092 5.50%, 08/01/21	1,833	1,937
Pool# 896599 5.50%, 08/01/21	595	632
Pool# 903350 5.00%, 10/01/21	5,811	6,188
Pool# 894126 5.50%, 10/01/21	1,002	1,072
Pool# 902789 5.50%, 11/01/21	52,900	57,001
Pool# 901509 5.00%, 12/01/21	4,991	5,171
Pool# 906708 5.00%, 12/01/21	41,488	43,954
Pool# 928106 5.50%, 02/01/22	51,996	56,286
Pool# 914385 5.50%, 03/01/22	1,637	1,762
Pool# 913323 5.50%, 04/01/22	2,296	2,436
Pool# 913331 5.50%, 05/01/22	2,250	2,332
Pool# 899438 5.50%, 06/01/22	46,635	49,771
Pool# AA2549 4.00%, 04/01/24	308,624	328,355
Pool# 934863 4.00%, 06/01/24	540,913	576,162
Pool# AC1374 4.00%, 08/01/24	316,544	334,185
Pool# AC1529 4.50%, 09/01/24	892,355	963,437
Pool# AD0244 4.50%, 10/01/24	114,657	123,006
Pool# AD4089 4.50%, 05/01/25	684,756	730,886
Pool# 890216 4.50%, 07/01/25	213,903	230,815
Pool# AB1609 4.00%, 10/01/25	454,339	485,496
Pool# AH1361 3.50%, 12/01/25	426,694	452,852
Pool# AH1518 3.50%, 12/01/25	240,923	254,750
Pool# AH5616 3.50%, 02/01/26	1,251,330	1,323,098
Pool# AL0298 4.00%, 05/01/26	932,397	998,118
Pool# AB4277 3.00%, 01/01/27	1,340,051	1,403,124
Pool# AP4746 3.00%, 08/01/27	369,461	387,344
Pool# AP4640 3.00%, 09/01/27	180,278	188,987
Pool# AP7855 3.00%, 09/01/27	1,662,952	1,743,193
Pool# AB6886 3.00%, 11/01/27	194,238	203,759
Pool# AB6887 3.00%, 11/01/27	393,916	412,949
Pool# AQ3758 3.00%, 11/01/27	201,041	210,766
Pool# AQ4532 3.00%, 11/01/27	240,913	252,572
Pool# AQ5096 3.00%, 11/01/27	512,322	537,121
Pool# AQ7406 3.00%, 11/01/27	168,167	176,317
Pool# AQ2884 3.00%, 12/01/27	172,178	180,511
Pool# AS0487 2.50%, 09/01/28	778,755	804,378
Pool# 930998 4.50%, 04/01/29	118,039	128,352
Pool# AX7727 2.50%, 03/01/30	1,761,770	1,810,259
Pool# AS4874 3.00%, 04/01/30	1,051,667	1,100,640
Pool# AS5412 2.50%, 07/01/30	412,340	423,689
Pool# AS5420 3.00%, 07/01/30	861,350	901,871
Pool# AL7152 3.50%, 07/01/30	1,202,823	1,279,035
Pool# AS5702 2.50%, 08/01/30	1,613,020	1,657,415
Pool# AZ4898 2.50%, 08/01/30	1,200,989	1,234,043
Pool# AS5560 3.00%, 08/01/30	707,729	739,668
Pool# AS5717 3.00%, 08/01/30	562,361	587,739
Pool# AY8448 3.00%, 08/01/30	2,897,922	3,028,703
Pool# AZ7946 2.50%, 09/01/30	326,708	335,700
Pool# AZ2953 3.00%, 09/01/30	2,934,004	3,066,413
Pool# AZ5718 3.00%, 09/01/30	2,937,961	3,070,549
Pool# AS6060 3.00%, 10/01/30	2,429,669	2,539,318
Pool# AZ9234 3.50%, 10/01/30	203,266	214,818
Pool# BA2993 3.00%, 11/01/30	608,366	635,821
Pool# AS6174 3.50%, 11/01/30	131,492	139,279
Pool# AS6272 2.50%, 12/01/30	571,878	587,618
Pool# AS6295 3.00%, 12/01/30	952,209	995,181
Pool# BA3545 3.00%, 12/01/30	488,208	510,241
Pool# AH1515 4.00%, 12/01/30	856,797	922,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD0716 6.50%, 12/01/30	$2,557,744	$2,995,088
Pool# BA6532 2.50%, 01/01/31	462,098	474,816
Pool# AB2121 4.00%, 01/01/31	129,724	139,749
Pool# MA0641 4.00%, 02/01/31	673,058	725,045
Pool# 560868 7.50%, 02/01/31	798	817
Pool# AS6799 3.00%, 03/01/31	792,245	828,026
Pool# 607212 7.50%, 10/01/31	13,173	15,176
Pool# MA0895 3.50%, 11/01/31	721,562	763,617
Pool# 607632 6.50%, 11/01/31	140	160
Pool# MA1029 3.50%, 04/01/32	539,928	571,500
Pool# 545556 7.00%, 04/01/32	8,218	9,632
Pool# AO2565 3.50%, 05/01/32	204,152	216,217
Pool# 545605 7.00%, 05/01/32	11,253	13,544
Pool# AO5103 3.50%, 06/01/32	494,701	523,942
Pool# MA1107 3.50%, 07/01/32	72,971	77,235
Pool# 651361 7.00%, 07/01/32	4,030	4,187
Pool# AP1990 3.50%, 08/01/32	267,736	284,699
Pool# AP1997 3.50%, 08/01/32	124,546	132,061
Pool# AO7202 3.50%, 09/01/32	553,339	586,718
Pool# MA1166 3.50%, 09/01/32	425,385	450,265
Pool# 661664 7.50%, 09/01/32	18,393	18,889
Pool# AP3673 3.50%, 10/01/32	422,718	448,220
Pool# AB6962 3.50%, 11/01/32	625,922	663,690
Pool# AQ3343 3.50%, 11/01/32	361,115	382,905
Pool# 555346 5.50%, 04/01/33	113,358	129,470
Pool# 713560 5.50%, 04/01/33	11,865	13,373
Pool# 694846 6.50%, 04/01/33	16,610	18,996
Pool# 701261 7.00%, 04/01/33	639	694
Pool# AB9300 3.00%, 05/01/33	208,005	217,299
Pool# AB9402 3.00%, 05/01/33	570,094	595,217
Pool# AB9403 3.00%, 05/01/33	250,939	262,229
Pool# 555421 5.00%, 05/01/33	2,760,858	3,069,888
Pool# 555684 5.50%, 07/01/33	24,409	27,601
Pool# 720087 5.50%, 07/01/33	442,996	501,275
Pool# 728721 5.50%, 07/01/33	69,039	78,094
Pool# MA1527 3.00%, 08/01/33	2,370,536	2,475,006
Pool# 743235 5.50%, 10/01/33	43,132	48,849
Pool# 750229 6.50%, 10/01/33	46,596	53,292
Pool# 755872 5.50%, 12/01/33	512,378	578,614
Pool# 725221 5.50%, 01/01/34	11,562	13,086
Pool# 725223 5.50%, 03/01/34	1,238	1,402
Pool# 725228 6.00%, 03/01/34	1,066,929	1,235,300
Pool# 725425 5.50%, 04/01/34	677,345	766,566
Pool# 725423 5.50%, 05/01/34	65,015	73,582
Pool# 725594 5.50%, 07/01/34	275,455	311,915
Pool# 788027 6.50%, 09/01/34	26,946	30,817
Pool# 807310 7.00%, 11/01/34	5,208	5,689
Pool# 735141 5.50%, 01/01/35	864,729	979,151
Pool# 889852 5.50%, 05/01/35	24,735	27,992
Pool# 256023 6.00%, 12/01/35	806,742	921,071
Pool# 745418 5.50%, 04/01/36	147,153	165,909
Pool# 745516 5.50%, 05/01/36	82,613	93,119
Pool# 889745 5.50%, 06/01/36	13,431	15,207
Pool# 888635 5.50%, 09/01/36	306,402	346,689
Pool# 995065 5.50%, 09/01/36	491,545	556,004
Pool# 995024 5.50%, 08/01/37	186,810	211,539
Pool# 995050 6.00%, 09/01/37	1,805,250	2,062,022
Pool# 955194 7.00%, 11/01/37	218,204	271,901
Pool# 928940 7.00%, 12/01/37	67,519	71,577
Pool# 990810 7.00%, 10/01/38	128,865	139,441
Pool# AC9895 2.31%, 04/01/40(a)	1,330,772	1,412,435
Pool# AC9890 2.33%, 04/01/40(a)	2,629,042	2,793,302
Pool# AD8536 5.00%, 08/01/40	670,639	743,616
Pool# AB1735 3.50%, 11/01/40	19,226	20,231
Pool# AE9747 4.50%, 12/01/40	1,812,269	1,978,194
Pool# 932888 3.50%, 01/01/41	389,605	413,299
Pool# 932891 3.50%, 01/01/41	65,464	69,324
Pool# AB2067 3.50%, 01/01/41	661,552	697,719
Pool# AB2068 3.50%, 01/01/41	366,727	385,988
Pool# AL6521 5.00%, 04/01/41	2,835,825	3,182,836
Pool# AL0390 5.00%, 05/01/41	1,279,434	1,420,207
Pool# AL5863 4.50%, 06/01/41	6,259,201	6,848,909

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AJ1249 3.31%, 09/01/41(a)	$676,353	$704,487
Pool# AI9851 4.50%, 09/01/41	99,159	108,184
Pool# AL0761 5.00%, 09/01/41	379,884	422,689
Pool# AJ5431 4.50%, 10/01/41	195,395	213,008
Pool# AJ4861 4.00%, 12/01/41	359,467	385,224
Pool# AK0714 2.43%, 02/01/42(a)	192,875	203,693
Pool# AW8167 3.50%, 02/01/42	2,390,561	2,511,043
Pool# AB5185 3.50%, 05/01/42	921,878	968,792
Pool# AO3575 4.50%, 05/01/42	65,569	71,307
Pool# AO4647 3.50%, 06/01/42	1,674,303	1,759,418
Pool# AO8036 4.50%, 07/01/42	1,629,988	1,776,602
Pool# AB6017 3.50%, 08/01/42	1,810,162	1,902,158
Pool# AP2092 4.50%, 08/01/42	46,641	50,722
Pool# AP6579 3.50%, 09/01/42	1,605,191	1,686,883
Pool# AB6524 3.50%, 10/01/42	2,716,527	2,854,385
Pool# AB7074 3.00%, 11/01/42	1,536,314	1,579,465
Pool# AB6786 3.50%, 11/01/42	1,258,685	1,322,500
Pool# AL2677 3.50%, 11/01/42	1,479,542	1,559,650
Pool# AB7362 3.00%, 12/01/42	2,306,210	2,370,985
Pool# AQ2432 3.00%, 12/01/42	812,535	835,354
Pool# MA1273 3.50%, 12/01/42	848,240	891,411
Pool# AR4210 3.50%, 01/01/43	376,573	395,704
Pool# AT4982 1.89%, 04/01/43(a)	113,367	115,947
Pool# AB9188 3.00%, 04/01/43	344,584	354,225
Pool# AR8213 3.50%, 04/01/43	426,976	449,576
Pool# AB9236 3.00%, 05/01/43	406,027	417,993
Pool# AB9237 3.00%, 05/01/43	1,287,302	1,324,047
Pool# AB9238 3.00%, 05/01/43	1,787,578	1,837,638
Pool# AT4137 3.00%, 05/01/43	665,738	684,233
Pool# AB9362 3.50%, 05/01/43	2,104,636	2,220,807
Pool# AT4250 2.06%, 06/01/43(a)	194,411	199,380
Pool# AT4145 3.00%, 06/01/43	502,991	517,052
Pool# AT5897 3.00%, 06/01/43	428,435	440,412
Pool# AT9057 3.00%, 06/01/43	735,537	755,967
Pool# AB9814 3.00%, 07/01/43	1,710,861	1,758,729
Pool# AR7426 3.00%, 07/01/43	772,988	794,576
Pool# AS0021 3.00%, 07/01/43	7,869,943	8,089,533
Pool# AS0044 3.00%, 07/01/43	2,654,786	2,728,861
Pool# AT6871 3.00%, 07/01/43	251,238	258,235
Pool# AU1628 3.00%, 07/01/43	5,496,661	5,650,172
Pool# AS0203 3.00%, 08/01/43	1,182,718	1,215,719
Pool# AU4934 3.00%, 08/01/43	909,310	934,821
Pool# AS0255 4.50%, 08/01/43	659,373	718,569
Pool# AS0516 3.00%, 09/01/43	3,492,514	3,589,785
Pool# AL4471 4.00%, 09/01/43	927,852	1,005,486
Pool# AL6951 3.50%, 10/01/43	1,387,141	1,457,494
Pool# AS2037 4.50%, 03/01/44	687,291	748,671
Pool# AS2276 4.50%, 04/01/44	1,351,544	1,472,947
Pool# AS3161 4.00%, 08/01/44	3,476,676	3,723,889
Pool# BC5090 4.00%, 10/01/44	475,000	508,446
Pool# AS3655 4.50%, 10/01/44	2,991,465	3,267,014
Pool# AS3946 4.00%, 12/01/44	2,838,695	3,063,995
Pool# AS4375 4.00%, 02/01/45	1,187,637	1,288,867
Pool# AS4418 4.00%, 02/01/45	1,773,983	1,925,180
Pool# AX9524 4.00%, 02/01/45	2,520,199	2,736,956
Pool# AY1312 3.50%, 03/01/45	4,565,569	4,815,740
Pool# AS4921 3.50%, 05/01/45	2,331,735	2,454,481
Pool# AS5012 4.00%, 05/01/45	3,309,103	3,591,159
Pool# AL6928
Pool# AS5386 4.00%, 07/01/45	4,257,481	4,562,635
Pool# AZ2323 4.00%, 07/01/45	1,502,007	1,613,579
Pool# AS5696 3.50%, 08/01/45	5,265,442	5,523,266
Pool# AS5666 4.00%, 08/01/45	2,607,306	2,788,318
Pool# AS5668 4.00%, 08/01/45	2,638,751	2,827,887
Pool# AZ5682 4.00%, 08/01/45	1,248,810	1,341,575
Pool# AS5823 3.50%, 09/01/45	1,997,120	2,094,910
Pool# AZ4709 3.50%, 09/01/45	1,024,085	1,074,230
Pool# AS5775 4.00%, 09/01/45	2,172,149	2,325,844
Pool# AS5776 4.00%, 09/01/45	3,849,615	4,117,269
Pool# AZ2947 4.00%, 09/01/45	1,497,570	1,601,640
Pool# FN AS5892 3.50%, 10/01/45	3,144,876	3,298,866
Pool# MA2414 3.50%, 10/01/45	2,968,695	3,114,058
Pool# AS6020 4.00%, 10/01/45	3,099,602	3,318,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA2436 4.50%, 10/01/45	$244,143	$266,718
Pool# BA2164 3.00%, 11/01/45	379,647	389,722
Pool# AZ3626 3.50%, 11/01/45	2,001,582	2,099,590
Pool# MA2458 4.00%, 11/01/45	2,060,162	2,203,405
Pool# BA3011 3.00%, 12/01/45	898,668	922,517
Pool# AS6282 3.50%, 12/01/45	3,286,825	3,459,864
Pool# AS6311 3.50%, 12/01/45	5,419,154	5,684,505
Pool# BA6247 3.50%, 12/01/45	701,690	736,049
Pool# BC0326 3.50%, 12/01/45	1,136,459	1,192,107
Pool# AS6400 4.00%, 12/01/45	2,403,276	2,575,543
Pool# MA2495 3.50%, 01/01/46	2,511,549	2,634,528
Pool# AS6489 4.00%, 01/01/46	370,302	396,505
Pool# AS6527 4.00%, 01/01/46	853,292	912,618
Pool# BC0605 4.00%, 02/01/46	105,950	113,314
Pool# BC2667 4.00%, 02/01/46	148,965	159,320
Pool# AS6763 3.50%, 03/01/46	10,028,814	10,519,879
Pool# AS6795 4.00%, 03/01/46	718,633	770,125
Pool# AS6796 4.00%, 03/01/46	395,083	423,028
Pool# AS6848 4.00%, 03/01/46	582,203	624,099
Pool# BA6972 4.00%, 03/01/46	209,461	224,534
Pool# BC2493 4.00%, 03/01/46	157,949	168,831
Federal National Mortgage Association
Pool TBA 2.50%, 04/25/31	13,361,000	13,715,902
3.00%, 04/25/31	259,663	271,226
3.50%, 04/25/31	4,310,000	4,551,403
4.00%, 04/25/31	2,478,000	2,581,856
4.50%, 04/25/31	665,000	688,054
5.00%, 04/25/31	35,000	36,109
2.50%, 04/25/46	280,000	278,924
3.00%, 04/25/46	8,749,000	8,974,560
3.50%, 04/25/46	2,265,000	2,374,799
4.00%, 04/25/46	2,811,000	3,003,378
4.50%, 04/25/46	2,721,000	2,960,788
5.00%, 04/25/46	516,000	570,825
5.50%, 04/25/46	1,700,000	1,906,367
4.50%, 05/25/46	2,675,000	2,907,391
5.00%, 05/25/46	500,000	552,578
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	429	436
Pool# 376510 7.00%, 05/15/24	1,775	1,942
Pool# 457801 7.00%, 08/15/28	3,379	3,593
Pool# 486936 6.50%, 02/15/29	2,262	2,595
Pool# 502969 6.00%, 03/15/29	7,156	8,134
Pool# 487053 7.00%, 03/15/29	2,909	3,297
Pool# 781014 6.00%, 04/15/29	5,726	6,619
Pool# 509099 7.00%, 06/15/29	3,888	4,016
Pool# 470643 7.00%, 07/15/29	15,294	16,354
Pool# 434505 7.50%, 08/15/29	162	183
Pool# 416538 7.00%, 10/15/29	294	295
Pool# 524269 8.00%, 11/15/29	8,034	8,163
Pool# 781124 7.00%, 12/15/29	15,132	18,517
Pool# 507396 7.50%, 09/15/30	51,812	53,862
Pool# 531352 7.50%, 09/15/30	4,716	5,091
Pool# 536334 7.50%, 10/15/30	214	221
Pool# 540659 7.00%, 01/15/31	976	997
Pool# 486019 7.50%, 01/15/31	2,154	2,472
Pool# 535388 7.50%, 01/15/31	671	689
Pool# 537406 7.50%, 02/15/31	480	488
Pool# 528589 6.50%, 03/15/31	39,527	45,247
Pool# 508473 7.50%, 04/15/31	6,841	7,777
Pool# 544470 8.00%, 04/15/31	3,392	3,440
Pool# 781287 7.00%, 05/15/31	7,362	9,056
Pool# 549742 7.00%, 07/15/31	3,163	3,250
Pool# 781319 7.00%, 07/15/31	2,270	2,778
Pool# 485879 7.00%, 08/15/31	12,314	14,287
Pool# 572554 6.50%, 09/15/31	53,854	61,647
Pool# 555125 7.00%, 09/15/31	865	881
Pool# 781328 7.00%, 09/15/31	7,200	8,823
Pool# 550991 6.50%, 10/15/31	1,344	1,539
Pool# 571267 7.00%, 10/15/31	1,321	1,532
Pool# 574837 7.50%, 11/15/31	2,633	2,713
Pool# 555171 6.50%, 12/15/31	1,514	1,738
Pool# 781380 7.50%, 12/15/31	2,162	2,644
Pool# 781481 7.50%, 01/15/32	11,188	13,979
Pool# 580972 6.50%, 02/15/32	222	254
Pool# 781401 7.50%, 02/15/32	6,024	7,598
Pool# 781916 6.50%, 03/15/32	119,711	142,834
Pool# 552474 7.00%, 03/15/32	7,499	8,506
Pool# 781478 7.50%, 03/15/32	4,172	5,234
Pool# 781429 8.00%, 03/15/32	6,958	8,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781431 7.00%, 04/15/32	$26,670	$33,093
Pool# 568715 7.00%, 05/15/32	47,657	50,333
Pool# 552616 7.00%, 06/15/32	47,352	54,563
Pool# 570022 7.00%, 07/15/32	28,864	32,077
Pool# 583645 8.00%, 07/15/32	6,578	7,105
Pool# 595077 6.00%, 10/15/32	12,751	14,694
Pool# 596657 7.00%, 10/15/32	5,204	5,412
Pool# 552903 6.50%, 11/15/32	198,037	226,694
Pool# 552952 6.00%, 12/15/32	16,028	18,537
Pool# 588192 6.00%, 02/15/33	10,582	12,206
Pool# 602102 6.00%, 02/15/33	17,715	19,991
Pool# 553144 5.50%, 04/15/33	52,398	60,065
Pool# 604243 6.00%, 04/15/33	22,242	25,590
Pool# 611526 6.00%, 05/15/33	10,080	11,376
Pool# 553320 6.00%, 06/15/33	48,739	56,380
Pool# 573916 6.00%, 11/15/33	39,645	44,738
Pool# 604788 6.50%, 11/15/33	136,286	157,685
Pool# 604875 6.00%, 12/15/33	51,175	58,559
Pool# 781688 6.00%, 12/15/33	66,897	77,371
Pool# 781690 6.00%, 12/15/33	26,528	30,625
Pool# 781699 7.00%, 12/15/33	11,472	13,756
Pool# 621856 6.00%, 01/15/34	38,880	43,875
Pool# 564799 6.00%, 03/15/34	108,646	125,582
Pool# 630038 6.50%, 08/15/34	99,063	113,397
Pool# 781804 6.00%, 09/15/34	73,732	84,972
Pool# 781847 6.00%, 12/15/34	60,859	69,310
Pool# 486921 5.50%, 02/15/35	23,257	26,399
Pool# 781902 6.00%, 02/15/35	63,880	72,377
Pool# 781933 6.00%, 06/15/35	9,461	10,922
Pool# 649510 5.50%, 10/15/35	361,804	415,478
Pool# 649513 5.50%, 10/15/35	630,692	709,551
Pool# 652207 5.50%, 03/15/36	176,671	200,178
Pool# 652539 5.00%, 05/15/36	36,684	40,936
Pool# 655519 5.00%, 05/15/36	55,986	61,761
Pool# 606308 5.50%, 05/15/36	56,752	64,277
Pool# 606314 5.50%, 05/15/36	14,021	15,704
Pool# 657912 6.50%, 08/15/36	7,788	8,915
Pool# 697957 4.50%, 03/15/39	2,696,843	2,943,334
Pool# 704630 5.50%, 07/15/39	101,104	113,443
Pool# 710724 4.50%, 08/15/39	1,047,268	1,142,446
Pool# 722292 5.00%, 09/15/39	1,962,070	2,167,773
Pool# 782803 6.00%, 11/15/39	949,992	1,072,055
Pool# 736666 4.50%, 04/15/40	2,654,204	2,890,515
Pool# 733312 4.00%, 09/15/40	131,096	142,568
Pool# 742235 4.00%, 12/15/40	412,769	442,907
Pool# 690662 4.00%, 01/15/41	100,646	109,410
Pool# 719486 4.00%, 01/15/41	63,864	68,970
Pool# 742244 4.00%, 01/15/41	323,452	349,312
Pool# 753826 4.00%, 01/15/41	108,291	117,719
Pool# 755958 4.00%, 01/15/41	347,326	377,853
Pool# 755959 4.00%, 01/15/41	266,731	291,024
Pool# 759075 4.00%, 01/15/41	300,506	327,773
Pool# 757555 4.00%, 02/15/41	51,950	56,654
Pool# 757557 4.00%, 02/15/41	72,699	79,061
Pool# 759207 4.00%, 02/15/41	530,241	578,182
Pool# 738107 4.00%, 03/15/41	968,413	1,046,921
Pool# 778869 4.00%, 02/15/42	524,255	566,575
Pool# AD2254 3.50%, 03/15/43	232,604	246,038
Pool# AD8789 3.50%, 03/15/43	1,155,012	1,225,976
Pool# AA6403 3.00%, 05/15/43	1,823,623	1,894,181
Pool# AD2411 3.50%, 05/15/43	925,038	978,465
Government National Mortgage Association I
Pool TBA 3.00%, 04/15/46	2,850,000	2,947,078
3.50%, 04/15/46	2,100,000	2,215,828
4.00%, 04/15/46	1,000,000	1,069,219
4.50%, 04/15/46	575,000	625,043
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	947,773	1,057,419
Pool# G24245 6.00%, 09/20/38	415,048	470,545
Pool# G24559 5.00%, 10/20/39	1,120,680	1,241,260
Pool# G24715 5.00%, 06/20/40	268,846	298,145
Pool# G24747 5.00%, 07/20/40	3,268,255	3,615,491
Pool# G24771 4.50%, 08/20/40	2,907,281	3,164,324
Pool# G24802 5.00%, 09/20/40	1,921,724	2,125,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G24834 4.50%, 10/20/40	$648,308	$705,718
Pool# 737727 4.00%, 12/20/40	2,844,280	3,094,436
Pool# 737730 4.00%, 12/20/40	837,825	911,717
Pool# G24923 4.50%, 01/20/41	982,556	1,069,431
Pool# G24978 4.50%, 03/20/41	153,110	166,654
Pool# G25017 4.50%, 04/20/41	1,757,338	1,912,723
Pool# G25056 5.00%, 05/20/41	515,574	570,042
Pool# G25082 4.50%, 06/20/41	634,898	691,038
Pool# G25175 4.50%, 09/20/41	661,281	719,756
Pool# G2675523 3.50%, 03/20/42	593,378	629,017
Pool# G25332 4.00%, 03/20/42	668,472	719,144
Pool# G2MA0392 3.50%, 09/20/42	3,046,661	3,228,715
Pool# G2MA0534 3.50%, 11/20/42	4,387,043	4,649,197
Pool# G2MA0852 3.50%, 03/20/43	2,305,169	2,442,568
Pool# G2MA0934 3.50%, 04/20/43	2,164,900	2,293,772
Pool# G2AF1001 3.50%, 06/20/43	1,299,579	1,381,516
Pool# G2 MA1376 4.00%, 10/20/43	1,297,500	1,387,843
Pool# G2 MA2372 4.00%, 11/20/44	9,520,326	10,179,785
Pool# G2 MA2824 2.50%, 05/20/45	1,286,111	1,286,618
Pool# G2 AM4381 3.50%, 05/20/45	1,591,935	1,686,191
Pool# G2 MA2891 3.00%, 06/20/45	6,930,443	7,188,550
Pool# G2 MA3034 3.50%, 08/20/45	1,258,151	1,331,368
Pool# G2 AO1099 3.50%, 09/20/45	1,044,702	1,107,876
Pool# G2 AO1103 3.50%, 09/20/45	2,466,816	2,615,990
Pool# G2 MA3105 3.50%, 09/20/45	3,281,184	3,472,128
Pool# G2 MA3173 3.50%, 10/20/45	878,596	929,725
Pool# G2 MA3174 4.00%, 10/20/45	10,931,162	11,701,218
Pool# G2 MA3243 3.00%, 11/20/45	1,901,669	1,972,492
Pool# G2 MA3244 3.50%, 11/20/45	3,213,973	3,401,006
Pool# G2 MA3246 4.50%, 11/20/45	1,222,469	1,312,487
Pool# G2 MA3309 3.00%, 12/20/45	3,360,139	3,485,279
Pool# G2 MA3310 3.50%, 12/20/45	4,525,567	4,788,927
Pool# G2 MA3376 3.50%, 01/20/46	7,888,971	8,348,060
Pool# G2 MA3377 4.00%, 01/20/46	1,659,589	1,777,414
Pool# G2 MA3454 3.50%, 02/20/46	5,871,103	6,212,766
Pool# G2 MA3521 3.50%, 03/20/46	5,232,264	5,536,750
Government National Mortgage Association II Pool TBA 3.00%, 04/15/46	18,542,000	19,207,266
3.50%, 04/15/46	11,286,000	11,927,891
4.00%, 04/15/46	1,322,000	1,413,146
4.50%, 04/15/46	3,188,000	3,422,617

Total U.S. Government Mortgage Backed Agencies (cost $652,250,793)		663,720,318

U.S. Government Sponsored & Agency Obligations 2.5%

	Principal Amount	Market Value
Federal Home Loan Banks 4.88%, 05/17/17(b)	1,125,000	1,177,833
5.25%, 06/05/17	3,000,000	3,159,039
5.50%, 07/15/36(b)	1,500,000	2,066,480
Federal Home Loan Mortgage Corp. 0.88%, 03/07/18(b)	4,000,000	4,005,976
1.20%, 10/29/18	3,400,000	3,400,360
3.75%, 03/27/19	1,870,000	2,023,445
1.38%, 05/01/20(b)	5,500,000	5,543,164
2.38%, 01/13/22(b)	6,000,000	6,290,256
6.75%, 09/15/29	557,000	834,272
6.25%, 07/15/32	2,245,000	3,282,626
Federal National Mortgage Association Pool 5.38%, 06/12/17(b)	1,995,000	2,106,792
0.88%, 12/20/17	6,000,000	6,009,498
0.88%, 02/08/18	2,000,000	2,004,592
0.88%, 05/21/18(b)	7,310,000	7,318,984
1.75%, 06/20/19	500,000	511,160
1.75%, 09/12/19	2,000,000	2,049,612
2.63%, 09/06/24(b)	1,000,000	1,054,020
6.25%, 05/15/29(b)	500,000	713,110
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	20,658
Tennessee Valley Authority 6.25%, 12/15/17	50,000	54,485
4.50%, 04/01/18(b)	4,635,000	4,975,413
4.88%, 01/15/48	500,000	594,249

Total U.S. Government Sponsored & Agency Obligations (cost $56,738,329)		59,196,024

U.S. Treasury Bonds 6.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17	124,000	135,184
8.13%, 08/15/19	1,900,000	2,351,176
8.50%, 02/15/20	2,138,000	2,743,655
8.00%, 11/15/21(b)	2,210,000	3,007,412
7.63%, 11/15/22(b)	2,000,000	2,776,796
6.25%, 08/15/23(b)	6,000,000	7,964,298
7.50%, 11/15/24	1,500,000	2,201,484
6.88%, 08/15/25(b)	449,000	648,366
6.00%, 02/15/26(b)	1,700,000	2,351,845
6.13%, 11/15/27(b)	500,000	720,586
5.25%, 02/15/29(b)	200,000	274,594
4.50%, 02/15/36	3,500,000	4,802,245
4.75%, 02/15/37	1,000,000	1,415,117
5.00%, 05/15/37(b)	305,000	446,217
4.25%, 05/15/39	1,500,000	1,985,097
4.50%, 08/15/39(b)	1,080,000	1,478,883
4.38%, 11/15/39(b)	300,000	403,699
4.63%, 02/15/40	5,000,000	6,962,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Bonds (continued)
4.38%, 05/15/40	$1,600,000	$2,152,813
3.88%, 08/15/40	1,000,000	1,253,398
4.25%, 11/15/40	1,400,000	1,853,141
4.75%, 02/15/41	7,400,000	10,510,893
4.38%, 05/15/41(b)	1,500,000	2,025,351
3.75%, 08/15/41	8,000,000	9,861,872
3.13%, 11/15/41	7,100,000	7,898,473
3.13%, 02/15/42(b)	2,000,000	2,224,296
2.75%, 08/15/42(b)	5,500,000	5,679,179
2.75%, 11/15/42	1,500,000	1,546,465
3.13%, 02/15/43(b)	4,750,000	5,260,810
2.88%, 05/15/43	2,000,000	2,107,422
3.63%, 08/15/43	2,000,000	2,429,062
3.75%, 11/15/43	5,000,000	6,210,155
3.63%, 02/15/44	2,500,000	3,032,910
3.38%, 05/15/44	500,000	579,629
3.13%, 08/15/44	5,700,000	6,305,625
3.00%, 11/15/44	7,500,000	8,093,265
2.50%, 02/15/45	15,800,000	15,406,232
3.00%, 05/15/45	2,500,000	2,696,193
2.88%, 08/15/45	6,300,000	6,626,813
3.00%, 11/15/45	5,700,000	6,153,549
2.50%, 02/15/46	500,000	487,520

Total U.S. Treasury Bonds (cost $137,390,381)		153,064,610

U.S. Treasury Notes 30.2%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 04/30/17(b)	8,655,000	8,642,156
0.88%, 04/30/17(b)	2,000,000	2,004,766
3.13%, 04/30/17(b)	8,500,000	8,724,120
4.50%, 05/15/17	21,275,000	22,180,017
0.75%, 06/30/17	6,740,000	6,746,322
2.50%, 06/30/17	3,790,000	3,875,423
0.88%, 07/15/17	10,000,000	10,024,220
0.50%, 07/31/17	8,000,000	7,980,312
0.88%, 08/15/17	12,000,000	12,028,596
1.88%, 08/31/17(b)	5,000,000	5,082,420
1.00%, 09/15/17	2,000,000	2,008,594
0.75%, 10/31/17(b)	12,000,000	12,004,224
4.25%, 11/15/17	3,710,000	3,919,266
0.63%, 11/30/17(b)	5,000,000	4,991,990
2.25%, 11/30/17	4,400,000	4,509,828
1.00%, 12/15/17	15,129,000	15,196,369
0.88%, 01/31/18(b)	7,000,000	7,018,046
0.75%, 02/28/18(b)	2,500,000	2,500,585
2.75%, 02/28/18(b)	7,000,000	7,267,421
0.75%, 03/31/18	8,600,000	8,599,329
2.88%, 03/31/18	30,000,000	31,255,080
0.75%, 04/15/18	12,000,000	11,995,776
2.38%, 05/31/18(b)	8,000,000	8,275,312
0.88%, 07/15/18	8,000,000	8,014,688
1.00%, 09/15/18	10,000,000	10,047,660
1.38%, 09/30/18(b)	13,000,000	13,183,833
0.88%, 10/15/18(b)	8,500,000	8,513,277
1.25%, 10/31/18	2,000,000	2,021,718
1.25%, 11/30/18(b)	5,000,000	5,055,665
1.25%, 12/15/18(b)	8,500,000	8,596,288
1.38%, 12/31/18	5,000,000	5,072,850
1.13%, 01/15/19	8,200,000	8,264,058
1.50%, 01/31/19	5,000,000	5,090,430
1.38%, 02/28/19	1,000,000	1,014,531
1.63%, 03/31/19	7,000,000	7,151,487
3.13%, 05/15/19(b)	5,000,000	5,344,335
1.13%, 05/31/19(b)	2,000,000	2,013,360
1.50%, 05/31/19(b)	500,000	508,946
1.00%, 06/30/19	4,500,000	4,512,128
3.63%, 08/15/19	11,000,000	11,970,662
1.00%, 08/31/19	9,000,000	9,012,654
1.63%, 08/31/19(b)	4,000,000	4,087,032
1.75%, 09/30/19	8,000,000	8,207,816
3.38%, 11/15/19	5,360,000	5,811,414
1.50%, 11/30/19	10,500,000	10,676,368
1.13%, 12/31/19	3,000,000	3,008,907
1.63%, 12/31/19	2,000,000	2,042,344
3.63%, 02/15/20(b)	7,480,000	8,210,467
1.25%, 02/29/20	9,700,000	9,763,273
1.38%, 02/29/20	6,000,000	6,065,862
1.13%, 03/31/20(b)	5,000,000	5,008,790
1.38%, 03/31/20(b)	25,000,000	25,271,475
1.38%, 04/30/20	4,800,000	4,849,690
3.50%, 05/15/20(b)	19,400,000	21,251,342
1.88%, 06/30/20	1,000,000	1,030,586
1.63%, 07/31/20(b)	5,000,000	5,099,025
2.00%, 07/31/20	7,000,000	7,248,556
2.63%, 08/15/20(b)	4,710,000	5,005,110
1.38%, 08/31/20(b)	5,000,000	5,047,265
1.38%, 10/31/20	5,000,000	5,040,040
1.75%, 10/31/20	6,000,000	6,147,420
2.63%, 11/15/20	15,300,000	16,272,988
1.63%, 11/30/20(b)	10,000,000	10,199,610
2.00%, 11/30/20	1,000,000	1,035,898
1.75%, 12/31/20	9,100,000	9,322,877
2.38%, 12/31/20	1,000,000	1,053,320
1.38%, 01/31/21(b)	4,000,000	4,028,752
1.13%, 02/28/21	12,000,000	11,950,776
3.13%, 05/15/21	1,000,000	1,091,992
2.25%, 07/31/21(b)	3,000,000	3,146,250
2.13%, 08/15/21	1,500,000	1,562,285
2.13%, 09/30/21	9,000,000	9,368,793
2.00%, 11/15/21(b)	6,000,000	6,205,314
1.88%, 11/30/21(b)	4,000,000	4,108,592
1.50%, 01/31/22(b)	5,000,000	5,025,195
2.00%, 02/15/22	3,000,000	3,102,540
1.75%, 03/31/22(b)	26,500,000	26,973,078
1.75%, 04/30/22	7,000,000	7,121,954
1.75%, 05/15/22(b)	4,000,000	4,067,344
2.13%, 06/30/22	6,500,000	6,752,636
2.00%, 07/31/22	3,500,000	3,609,239
1.75%, 09/30/22(b)	8,500,000	8,630,492
1.63%, 11/15/22	1,300,000	1,309,750
2.00%, 11/30/22	3,500,000	3,606,232
2.13%, 12/31/22	1,500,000	1,558,125
1.75%, 01/31/23	3,600,000	3,649,781
1.50%, 03/31/23	3,000,000	2,990,157
1.75%, 05/15/23(b)	7,000,000	7,096,250
2.75%, 11/15/23(b)	5,000,000	5,415,625
2.75%, 02/15/24(b)	2,500,000	2,707,130
2.50%, 05/15/24	7,000,000	7,444,066
2.38%, 08/15/24(b)	9,353,000	9,849,878
2.25%, 11/15/24(b)	7,550,000	7,871,464
2.00%, 02/15/25(b)	4,200,000	4,289,741
2.13%, 05/15/25(b)	13,300,000	13,710,943
2.00%, 08/15/25(b)	19,000,000	19,365,161
2.25%, 11/15/25	4,000,000	4,162,968
1.63%, 02/15/26	2,000,000	1,970,938

Total U.S. Treasury Notes (cost $699,015,822)		712,719,658

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.1%
Bank of Montreal, 1.40%, 04/10/18	1,325,000	1,323,460
Westpac Banking Corp., 4.63%, 06/01/18	147,000	153,949

		1,477,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	$50,000	$49,066
6.13%, 01/15/41	150,000	164,442
5.25%, 01/15/45	350,000	345,623
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	143,261

		702,392

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	220,000	290,763

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	503,546
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	766,658

		1,270,204

Insurance 0.0%†
XLIT Ltd., 4.45%, 03/31/25	750,000	742,653

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	91,919
Xstrata Canada Corp., 6.20%, 06/15/35	77,000	63,140

		155,059

Oil, Gas & Consumable Fuels 0.1%
Nexen, Inc. 5.88%, 03/10/35	133,000	146,117
6.40%, 05/15/37	350,000	397,187
Petro-Canada, 5.95%, 05/15/35	271,000	275,249
Statoil ASA, 6.80%, 01/15/28	350,000	445,660
Suncor Energy, Inc. 3.60%, 12/01/24	235,000	232,656
6.50%, 06/15/38	500,000	537,887

		2,034,756

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	336,080
6.20%, 06/01/36	236,000	310,779
Canadian Pacific Railway Co. 2.90%, 02/01/25	500,000	482,510
6.13%, 09/15/15	250,000	268,052

		1,397,421

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	567,699

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,026

Total Yankee Dollars (cost $8,355,705)		$8,745,382

Mutual Fund 0.2%

	Shares	Market Value
Money Market Funds 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.39%(f)	4,525,469	4,525,469

Total Mutual Fund (cost $4,525,469)		4,525,469

Repurchase Agreements 0.7%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $5,000,900, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $5,100,000.(g)	$5,000,000	5,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $2,866,198, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $2,923,498.(g)	2,866,174	2,866,174
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $5,000,064, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $5,100,065.(g)	5,000,000	5,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $4,000,037, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $4,080,000.(g)	4,000,000	4,000,000

Total Repurchase Agreements (cost $16,866,174)		16,866,174

Total Investments (cost $2,292,214,732) (h) — 100.0%		2,360,373,816
Other assets in excess of liabilities — 0.0%†		389,854

NET ASSETS — 100.0%		$2,360,763,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $438,812,692, which was collateralized by repurchase agreements with a value of $16,866,174 and $431,020,430 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 29.87%, and maturity dates ranging from 04/01/16 - 02/20/66, a total value of $447,886,604.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $12,738,114 which represents 0.54% of net assets.
(d)	Investment in affiliate.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2016.
(f)	Represents 7-day effective yield as of March 31, 2016.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $16,866,174.
(h)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,292,456,299, tax unrealized appreciation and depreciation were $76,072,120 and $(8,154,603), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$12,484,607	$—	$12,484,607
Commercial Mortgage Backed Securities	—	38,197,616	—	38,197,616
Corporate Bonds	—	585,257,721	—	585,257,721
Municipal Bonds	—	21,137,637	—	21,137,637
Mutual Fund	4,525,469	—	—	4,525,469
Repurchase Agreements	—	16,866,174	—	16,866,174
Sovereign Bonds	—	84,458,600	—	84,458,600
U.S. Government Mortgage Backed Agencies	—	663,720,318	—	663,720,318
U.S. Government Sponsored & Agency Obligations	—	59,196,024	—	59,196,024
U.S. Treasury Bonds	—	153,064,610	—	153,064,610
U.S. Treasury Notes	—	712,719,658	—	712,719,658
Yankee Dollars	—	8,745,382	—	8,745,382

Total	$4,525,469	$2,355,848,347	$—	$2,360,373,816

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 90.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,190,299	$12,307,695
NVIT Multi-Manager International Value Fund, Class Y(a)	1,663,735	15,023,524
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,292,906	16,083,749
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,891,336	18,894,446
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	546,529	5,705,768
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	634,941	6,641,487
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	162,426	2,857,065
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	428,060	5,701,755
NVIT Multi-Manager Small Company Fund, Class Y(a)	94,130	1,908,948

Total Equity Funds (cost $93,656,208)		85,124,437

Fixed Income Funds 9.9%
NVIT Core Bond Fund, Class Y(a)	436,446	4,713,612
NVIT Core Plus Bond Fund, Class Y(a)	411,539	4,703,887

Total Fixed Income Funds (cost $9,506,122)		9,417,499

Total Mutual Funds (cost $103,162,330)		94,541,936

Total Investments (cost $103,162,330) (b) — 100.0%		94,541,936
Liabilities in excess of other assets — 0.0%†		(43,133)

NET ASSETS — 100.0%		$94,498,803

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $103,285,652, tax unrealized appreciation and depreciation were $0 and $(8,743,716), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 49.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	15,760,733	$162,965,983
NVIT Multi-Manager International Value Fund, Class Y(a)	19,995,610	180,560,361
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	20,594,955	256,201,244
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	30,481,429	304,509,475
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	6,374,407	66,548,814
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,352,871	118,751,027
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,422,087	45,582,203
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,106,465	22,439,106

Total Equity Funds (cost $1,089,886,224)		1,157,558,213

Fixed Income Funds 50.5%
Nationwide Bond Fund, Institutional Class(a)	7,565,725	73,841,472
NVIT Core Bond Fund, Class Y(a)	30,731,891	331,904,425
NVIT Core Plus Bond Fund, Class Y(a)	35,085,940	401,032,293
NVIT Short Term Bond Fund, Class Y(a)	36,493,637	375,884,465

Total Fixed Income Funds (cost $1,195,368,689)		1,182,662,655

Total Mutual Funds (cost $2,285,254,913)		2,340,220,868

Total Investments (cost $2,285,254,913) (b) — 100.0%		2,340,220,868
Liabilities in excess of other assets — 0.0%†		(695,050)

NET ASSETS — 100.0%		$2,339,525,818

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,286,080,161, tax unrealized appreciation and depreciation were $85,660,656 and $(31,519,949), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 69.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	26,311,830	$272,064,325
NVIT Multi-Manager International Value Fund, Class Y(a)	30,987,266	279,815,014
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	32,510,467	404,430,205
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	48,750,686	487,019,352
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,835,128	102,678,736
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	18,303,651	191,456,191
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,489,353	26,197,713
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,281,636	83,671,394
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,382,886	28,044,929

Total Equity Funds (cost $1,776,903,069)		1,875,377,859

Fixed Income Funds 30.2%
Nationwide Bond Fund, Institutional Class(a)	5,863,799	57,230,674
NVIT Core Bond Fund, Class Y(a)	25,081,030	270,875,127
NVIT Core Plus Bond Fund, Class Y(a)	28,082,852	320,986,996
NVIT Short Term Bond Fund, Class Y(a)	15,785,296	162,588,544

Total Fixed Income Funds (cost $819,941,827)		811,681,341

Total Mutual Funds (cost $2,596,844,896)		2,687,059,200

Total Investments (cost $2,596,844,896) (b) — 100.0%		2,687,059,200
Liabilities in excess of other assets — 0.0%†		(809,470)

NET ASSETS — 100.0%		$2,686,249,730

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,598,445,324, tax unrealized appreciation and depreciation were $129,016,740 and $(40,402,864), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 20.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,496,711	$15,475,994
NVIT Multi-Manager International Value Fund, Class Y(a)	2,547,617	23,004,982
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,101,565	38,583,463
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,352,100	53,467,480
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	744,414	7,771,683
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,497,531	15,664,178

Total Equity Funds (cost $160,752,296)		153,967,780

Fixed Income Funds 79.8%
Nationwide Bond Fund, Institutional Class(a)	3,886,015	37,927,511
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,930,504	38,165,191
NVIT Core Bond Fund, Class Y(a)	11,951,500	129,076,202
NVIT Core Plus Bond Fund, Class Y(a)	14,613,264	167,029,610
NVIT Short Term Bond Fund, Class Y(a)	22,851,982	235,375,414

Total Fixed Income Funds (cost $618,306,512)		607,573,928

Total Mutual Funds (cost $779,058,808)		761,541,708

Total Investments (cost $779,058,808) (b) — 100.0%		761,541,708
Liabilities in excess of other assets — 0.0%†		(246,727)

NET ASSETS — 100.0%		$761,294,981

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $779,449,246, tax unrealized appreciation and depreciation were $1,855,483 and $(19,763,021), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 97.4%

	Shares	Market Value
Equity Funds 47.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,099,391	$32,047,700
NVIT Multi-Manager International Value Fund, Class Y(a)	3,682,868	33,256,301
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,249,583	52,864,817
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	6,028,323	60,222,944
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,259,507	13,149,250
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,301,306	24,071,659
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	695,183	9,259,838
NVIT Multi-Manager Small Company Fund, Class Y(a)	224,562	4,554,122

Total Equity Funds (cost $261,672,357)		229,426,631

Fixed Income Funds 50.3%
Nationwide Bond Fund, Institutional Class(a)	1,469,662	14,343,903
NVIT Core Bond Fund, Class Y(a)	6,327,931	68,341,651
NVIT Core Plus Bond Fund, Class Y(a)	7,043,944	80,512,280
NVIT Short Term Bond Fund, Class Y(a)	7,902,266	81,393,336

Total Fixed Income Funds (cost $247,840,434)		244,591,170

Total Mutual Funds (cost $509,512,791)		474,017,801

Total Investments (cost $509,512,791) (b) — 97.4%		474,017,801
Other assets in excess of liabilities — 2.6%		12,552,770

NET ASSETS — 100.0%		$486,570,571

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $510,071,611, tax unrealized appreciation and depreciation were $61,519 and $(36,115,329), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
190	Mini MSCI EAFE	06/17/16	$15,442,250	$58,904
42	Russell 2000 Mini Future	06/17/16	4,660,320	104,233
271	S&P 500 E-Mini	06/17/16	27,797,825	236,620
68	S&P MID 400 E-Mini	06/17/16	9,800,160	149,002

			$57,700,555	$548,759

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$548,759

Total		$548,759

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 97.7%

	Shares	Market Value
Equity Funds 57.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	7,124,345	$73,665,727
NVIT Multi-Manager International Value Fund, Class Y(a)	8,341,281	75,321,766
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	10,858,327	135,077,587
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	14,901,059	148,861,583
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,545,720	26,577,315
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,548,774	58,040,179
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	497,591	8,752,629
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,396,331	18,599,132
NVIT Multi-Manager Small Company Fund, Class Y(a)	451,212	9,150,582

Total Equity Funds (cost $628,759,337)		554,046,500

Fixed Income Funds 40.6%
Nationwide Bond Fund, Institutional Class(a)	2,958,732	28,877,227
NVIT Core Bond Fund, Class Y(a)	10,901,304	117,734,087
NVIT Core Plus Bond Fund, Class Y(a)	12,514,494	143,040,665
NVIT Short Term Bond Fund, Class Y(a)	10,087,190	103,898,055

Total Fixed Income Funds (cost $398,307,918)		393,550,034

Total Mutual Funds (cost $1,027,067,255)		947,596,534

Total Investments (cost $1,027,067,255) (b) — 97.7%		947,596,534
Other assets in excess of liabilities — 2.3%		22,762,919

NET ASSETS — 100.0%		$970,359,453

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,028,454,982, tax unrealized appreciation and depreciation were $122,073 and $(80,980,521), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
234	Mini MSCI EAFE	06/17/16	$19,018,350	$(115,788)
58	Russell 2000 Mini Future	06/17/16	6,435,680	44,103
326	S&P 500 E-Mini	06/17/16	33,439,450	13,269
84	S&P MID 400 E-Mini	06/17/16	12,106,080	39,614

			$70,999,560	$(18,802)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$96,986

Total		$96,986

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(115,788)

Total		$(115,788)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 59.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,544,048	$222,765,458
NVIT Multi-Manager International Value Fund, Class Y(a)	26,320,320	237,672,486
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	30,853,938	383,822,989
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	44,281,091	442,368,101
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,466,540	77,950,679
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,129,079	168,710,167
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,502,228	26,424,189
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	4,236,379	56,428,567
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,373,093	27,846,317

Total Equity Funds (cost $1,555,520,053)		1,643,988,953

Fixed Income Funds 40.2%
Nationwide Bond Fund, Institutional Class(a)	8,782,229	85,714,554
NVIT Core Bond Fund, Class Y(a)	30,711,926	331,688,801
NVIT Core Plus Bond Fund, Class Y(a)	36,000,907	411,490,368
NVIT Short Term Bond Fund, Class Y(a)	26,691,887	274,926,434

Total Fixed Income Funds (cost $1,117,417,393)		1,103,820,157

Total Mutual Funds (cost $2,672,937,446)		2,747,809,110

Total Investments (cost $2,672,937,446) (b) — 100.0%		2,747,809,110
Liabilities in excess of other assets — 0.0%†		(824,300)

NET ASSETS — 100.0%		$2,746,984,810

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,673,702,271, tax unrealized appreciation and depreciation were $111,597,614 and $(37,490,775), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 80.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,988,624	$51,582,372
NVIT Multi-Manager International Value Fund, Class Y(a)	6,563,046	59,264,304
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,526,725	68,752,456
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,142,101	81,339,591
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,074,812	21,661,038
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,884,558	30,172,480
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	485,361	8,537,501
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	985,340	13,124,734
NVIT Multi-Manager Small Company Fund, Class Y(a)	421,072	8,539,332

Total Equity Funds (cost $331,333,484)		342,973,808

Fixed Income Funds 19.9%
Nationwide Bond Fund, Institutional Class(a)	881,441	8,602,860
NVIT Core Bond Fund, Class Y(a)	3,159,862	34,126,511
NVIT Core Plus Bond Fund, Class Y(a)	3,724,935	42,576,005

Total Fixed Income Funds (cost $86,298,548)		85,305,376

Total Mutual Funds (cost $417,632,032)		428,279,184

Total Investments (cost $417,632,032) (b) — 100.0%		428,279,184
Liabilities in excess of other assets — 0.0%†		(142,516)

NET ASSETS — 100.0%		$428,136,668

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $418,375,477, tax unrealized appreciation and depreciation were $19,093,330 and $(9,189,623), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 40.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,292,722	$34,046,750
NVIT Multi-Manager International Value Fund, Class Y(a)	5,479,423	49,479,188
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,127,303	76,223,646
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	11,069,922	110,588,516
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,579,863	16,493,775
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,305,675	34,577,363
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	623,887	8,310,181
NVIT Multi-Manager Small Company Fund, Class Y(a)	401,138	8,135,071

Total Equity Funds (cost $321,356,666)		337,854,490

Fixed Income Funds 60.0%
Nationwide Bond Fund, Institutional Class(a)	2,660,618	25,967,629
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,815,836	17,631,772
NVIT Core Bond Fund, Class Y(a)	11,768,021	127,094,626
NVIT Core Plus Bond Fund, Class Y(a)	13,285,177	151,849,568
NVIT Short Term Bond Fund, Class Y(a)	17,961,819	185,006,737

Total Fixed Income Funds (cost $515,071,838)		507,550,332

Total Mutual Funds (cost $836,428,504)		845,404,822

Total Investments (cost $836,428,504) (b) — 100.0%		845,404,822
Liabilities in excess of other assets — 0.0%†		(271,937)

NET ASSETS — 100.0%		$845,132,885

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $836,510,594, tax unrealized appreciation and depreciation were $21,752,469 and $(12,858,241), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 8.7%

	Principal Amount	Market Value
Automobiles 1.3%
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20(a)	$10,000,000	$9,962,309
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20(a)	9,710,035	9,683,406

		19,645,715

Other 7.4%
Apidos CLO XIX, Series 2014-19A, Class B, 3.07%, 10/17/26(a)(b)	5,000,000	5,040,070
Babson CLO Ltd., Series 2014-3A, Class B1, 2.92%, 01/15/26(a)(b)	15,000,000	14,999,925
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.05%, 10/15/26(a)(b)	6,000,000	5,938,362
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 09/20/40(a)	9,374,806	9,292,776
Series 2015-3, Class A, 4.28%, 09/20/41(a)	4,895,329	4,847,354
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.27%, 08/25/34(b)	6,604,054	6,455,875
Thacher Park CLO, Series 2014-1A, Class B, 2.82%, 10/20/26(a)(b)	28,000,000	27,851,628
VOLT XLI LLC, Series 2016-NPL1, Class A1, 4.25%, 02/26/46(a)(c)	19,775,727	19,752,370
VOLT XLII LLC, Series 2016-NPL2, Class A1, 4.25%, 03/26/46(a)(c)	5,000,000	4,994,488
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.62%, 10/25/57(a)(c)	14,229,214	14,016,634

		113,189,482

Total Asset-Backed Securities (cost $133,168,323)		132,835,197

Bank Loans 2.0%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 12/16/21	4,690,909	4,702,636

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/01/21	987,500	979,788

Consumer Finance 0.1%
TransFirst Inc., 1st Lien Tranche B Term Loan, 5.50%, 10/07/21	992,462	971,373

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	1,970,100	1,961,491

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	1,280,402	1,245,191

Health Care Providers & Services 0.1%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	697,181	684,011
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,282,794	1,259,806

		1,943,817

Health Care Technology 0.1%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	1,977,519	1,898,418

Hotels Restaurants & Leisure 0.1%
Scientific Games Corp., 1st Lien Tranche B-2 Term Loan, 6.00%, 10/01/21	1,979,950	1,911,582

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.18%, 07/08/22	3,250,000	3,227,250
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 11/23/19	1,840,485	1,822,080

		5,049,330

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	1,969,849	1,319,799

Software 0.3%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	4,950,000	4,437,675

Specialty Retail 0.3%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.75%, 02/20/20	1,859,873	1,818,026
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.25%, 03/11/22	1,985,000	1,975,571

		3,793,597

Total Bank Loan (cost $31,281,499)		30,214,697

Collateralized Mortgage Obligations 3.3%

	Principal Amount	Market Value
Citigroup Mortgage Loan Trust, Inc., Series 2015-A, Class A1, 3.50%, 06/25/58(a)(b)	4,111,643	4,201,889
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	2,636,679	2,719,497

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3036, Class TM, 4.50%, 12/15/34	$1,312,721	$1,338,201
Series 3665, Class KA, 3.00%, 05/15/36	2,267,175	2,336,690
Series 3540, Class LN, 4.50%, 04/15/38	1,194,770	1,207,663
Federal National Mortgage Association REMICS Series 2010-86, Class VB, 3.00%, 05/25/28	1,303,141	1,315,428
Series 2007-6, Class PA, 5.50%, 02/25/37	827,079	897,683
Series 2010-122, Class TG, 3.00%, 04/25/39	2,873,717	2,938,149
Series 2009-78, Class BM, 4.00%, 06/25/39	1,459,754	1,542,375
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	4,367,455	4,457,564
Series 2010-6, Class PC, 5.00%, 03/16/37	7,520,559	7,690,408
Series 2010-37, Class ML, 4.50%, 12/20/38	7,505,391	7,834,687
Series 2010-112, Class QM, 2.50%, 09/20/39	2,451,914	2,495,180
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.37%, 11/25/34(b)	974,415	942,222
New Residential Mortgage Loan Trust, Series 2014-2A, Class A3, 3.75%, 05/25/54(a)(b)	3,260,710	3,354,925
RALI Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	4,598,187	4,730,350

Total Collateralized Mortgage Obligations (cost $49,832,901)		50,002,911

Commercial Mortgage Backed Securities 3.4%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.70%, 12/10/49(b)	1,722,027	1,714,447
COMM Mortgage Trust, Series 2014-TWC, Class B, 2.03%, 02/13/32(a)(b)	10,000,000	9,765,118
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,537,508
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	6,738,485	6,876,745
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	761,293
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	1,417,764	1,426,275
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,026,877
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.08%, 04/15/41(b)	1,322,584	1,398,131
Morgan Stanley Capital I Trust Series 2014-CPT, Class C, 3.45%, 07/13/29(a)(b)	11,000,000	10,940,839
Series 2014-CPT, Class AM, 3.40%, 07/13/29(a)(b)	3,500,000	3,585,101
Series 2006-T23, Class AM, 5.89%, 08/12/41(b)	1,479,000	1,485,296
Series 2005-T19, Class AJ, 4.99%, 06/12/47(b)	59,363	59,335
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,364,866
Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,259,225
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	842,854	878,288

Total Commercial Mortgage Backed Securities (cost $52,141,531)		52,079,344

Corporate Bonds 64.9%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
Lockheed Martin Corp., 3.55%, 01/15/26	5,250,000	5,561,126
United Technologies Corp., 4.15%, 05/15/45(d)	4,000,000	4,151,448

		9,712,574

Airlines 2.9%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	12,610,763	12,216,677
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	9,703,813	10,382,303
Series 2015-1, Class B, 3.70%, 05/01/23	4,795,383	4,567,603
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24(a)	9,061,665	9,514,749
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	188,768	205,530
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	8,000,000	8,040,000

		44,926,862

Automobiles 2.4%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	5,500,000	5,610,379
3.22%, 01/09/22	3,500,000	3,565,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles (continued)
Hyundai Capital America, 2.88%, 08/09/18(a)	$5,000,000	$5,088,865
2.60%, 03/19/20(a)	8,000,000	8,002,576
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	13,740,000	14,057,738

		36,324,644

Banks 9.6%
Bank of America Corp., 1.66%, 01/15/19(b)(d)	10,000,000	9,950,710
4.20%, 08/26/24	5,000,000	5,091,450
Series L, 3.95%, 04/21/25(d)	3,500,000	3,482,346
4.25%, 10/22/26(d)	3,000,000	3,044,724
BPCE SA, 4.50%, 03/15/25(a)	6,500,000	6,435,656
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,067,200
4.45%, 09/29/27	5,000,000	5,031,220
Citizens Financial Group, Inc., 4.35%, 08/01/25(d)	6,200,000	6,418,252
4.30%, 12/03/25	2,000,000	2,067,420
CoBank, ACB, 7.88%, 04/16/18(a)	7,685,000	7,697,165
1.23%, 06/15/22(a)(b)	10,000,000	9,352,160
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	5,000,000	5,278,000
3.38%, 05/21/25	4,000,000	4,107,612
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,696,862
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,092,870
HSBC Bank USA NA, 4.88%, 08/24/20	3,000,000	3,215,547
HSBC Holdings PLC, 5.25%, 03/14/44	2,750,000	2,789,119
Huntington Bancshares, Inc., 7.00%, 12/15/20(d)	2,500,000	2,902,893
ING Bank NV, 5.80%, 09/25/23(a)	3,000,000	3,269,064
JPMorgan Chase & Co., 7.90%, 04/30/18(b)(e)	1,000,000	1,000,000
3.88%, 09/10/24	3,000,000	3,076,653
4.95%, 06/01/45(d)	1,500,000	1,583,202
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	8,864,861
People’s United Bank NA, 4.00%, 07/15/24	2,000,000	1,968,614
PNC Bank NA, 2.70%, 11/01/22	10,300,000	10,228,827
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,355,413
UBS Group Funding Jersey Ltd., 2.95%, 09/24/20(a)	5,000,000	5,016,565
4.13%, 04/15/26(a)	2,000,000	1,998,706
Wells Fargo & Co., 4.10%, 06/03/26	7,000,000	7,346,836

		146,429,947

Beverages 1.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23(d)	7,000,000	7,277,361
3.65%, 02/01/26	6,000,000	6,309,678
4.90%, 02/01/46	2,000,000	2,235,124
Dr. Pepper Snapple Group, Inc., 3.40%, 11/15/25	6,000,000	6,203,928

		22,026,091

Biotechnology 0.8%
Celgene Corp., 2.88%, 08/15/20	4,000,000	4,119,828
4.63%, 05/15/44	2,350,000	2,394,255
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,285,408
4.50%, 02/01/45	2,500,000	2,648,023

		12,447,514

Capital Markets 1.0%
FMR LLC, 7.49%, 06/15/19(a)	3,250,000	3,778,895
6.50%, 12/14/40(a)	3,000,000	3,777,432
5.15%, 02/01/43(a)	1,000,000	1,059,350
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,289,232
4.00%, 07/23/25	4,000,000	4,182,540

		15,087,449

Chemicals 1.8%
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	5,691,685
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,858,020
3.95%, 05/01/25	5,750,000	5,575,953
Monsanto Co., 2.85%, 04/15/25	3,000,000	2,910,600
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,322,660
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25(d)	2,000,000	1,913,834
5.63%, 12/01/40	1,500,000	1,685,930

		27,958,682

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	1,800,000	1,820,250
GATX Corp., 5.20%, 03/15/44	1,000,000	965,107

		2,785,357

Consumer Finance 1.5%
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	12,978,234
Visa, Inc., 3.15%, 12/14/25	9,000,000	9,394,875

		22,373,109

Containers & Packaging 0.2%
Ball Corp., 4.38%, 12/15/20	2,625,000	2,731,641

Diversified Financial Services 0.7%
GE Capital International Funding Co., 2.34%, 11/15/20(a)	10,713,000	10,974,826

Diversified Telecommunication Services 3.5%
AT&T, Inc., 3.80%, 03/15/22	5,000,000	5,268,925
3.60%, 02/17/23	6,000,000	6,233,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
3.40%, 05/15/25	$5,500,000	$5,512,886
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23(d)	500,000	510,000
CCO Safari II LLC, 4.91%, 07/23/25(a)	10,000,000	10,548,160
CCOH Safari LLC, 5.75%, 02/15/26(a)	1,800,000	1,863,000
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,200,858
5.15%, 09/15/23	9,000,000	10,387,917
3.50%, 11/01/24(d)	6,000,000	6,295,260

		53,820,262

Electric Utilities 6.0%
Ameren Corp., 3.65%, 02/15/26	4,900,000	5,025,553
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,769,120
Black Hills Corp., 2.50%, 01/11/19	5,000,000	5,047,255
3.95%, 01/15/26	4,640,000	4,865,490
DTE Energy Co., 3.30%, 06/15/22(a)	4,000,000	4,151,172
Edison International, 2.95%, 03/15/23	2,000,000	2,018,094
Entergy Arkansas, Inc., 3.50%, 04/01/26	8,255,000	8,820,649
Eversource Energy, 2.50%, 03/15/21	10,000,000	10,132,950
Exelon Generation Co. LLC, 4.25%, 06/15/22(d)	5,000,000	5,242,640
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,427,315
3.65%, 06/15/24	12,000,000	12,011,868
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,054,400
Pacific Gas & Electric Co., 2.95%, 03/01/26(d)	4,500,000	4,545,752
PSEG Power LLC, 4.30%, 11/15/23(d)	5,000,000	5,087,575
Public Service Co. of Colorado, 2.90%, 05/15/25	2,000,000	2,056,298
Xcel Energy, Inc., 2.40%, 03/15/21	7,000,000	7,087,122

		91,343,253

Energy Equipment & Services 0.4%
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)(d)	5,000,000	5,162,150
Weatherford International Ltd., 6.00%, 03/15/18(d)	1,000,000	965,000

		6,127,150

Food & Staples Retailing 1.6%
CVS Pass-Through Trust, 6.04%, 12/10/28	6,639,963	7,436,825
6.94%, 01/10/30	11,262,818	13,009,940
Sysco Corp., 3.75%, 10/01/25	3,000,000	3,155,184

		23,601,949

Food Products 3.4%
ConAgra Foods, Inc., 4.95%, 08/15/20	2,540,000	2,758,222
3.20%, 01/25/23(d)	5,663,000	5,700,970
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	4,000,000	4,019,128
HJ Heinz Co., 2.80%, 07/02/20(a)	7,000,000	7,189,987
JM Smucker Co. (The), 3.50%, 03/15/25	8,000,000	8,339,416
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,511,450
Post Holdings, Inc., 6.75%, 12/01/21(a)(d)	2,800,000	2,950,500
Tyson Foods, Inc., 3.95%, 08/15/24	9,100,000	9,701,128

		51,170,801

Gas Utilities 3.8%
AGL Capital Corp., 3.88%, 11/15/25	7,000,000	7,246,484
Boardwalk Pipelines LP, 4.95%, 12/15/24	14,750,000	13,489,096
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,503,483
Energy Transfer Equity LP, 5.50%, 06/01/27	4,000,000	3,210,000
Energy Transfer Partners LP, 6.50%, 02/01/42	2,000,000	1,815,726
Enterprise Products Operating LLC, 4.85%, 03/15/44	5,000,000	4,690,485
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	5,000,000	4,799,805
4.15%, 02/01/24	5,000,000	4,706,890
Kinder Morgan, Inc., 5.55%, 06/01/45	1,500,000	1,333,092
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,845,657
4.75%, 03/15/24	8,500,000	9,156,753

		57,797,471

Health Care Providers & Services 1.6%
Becton, Dickinson and Co., 3.73%, 12/15/24	4,000,000	4,258,420
Dignity Health, 3.13%, 11/01/22	6,000,000	6,129,306
3.81%, 11/01/24	4,000,000	4,226,064
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,432,200
3.50%, 06/15/24	5,000,000	4,955,520

		25,001,510

Household Durables 0.7%
Newell Rubbermaid, Inc., 3.15%, 04/01/21	2,000,000	2,054,436
3.85%, 04/01/23	4,000,000	4,148,444
4.20%, 04/01/26(d)	4,000,000	4,184,176

		10,387,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates 1.1%
General Electric Co., 6.00%, 08/07/19	$573,000	$660,597
5.30%, 02/11/21(d)	1,718,000	1,995,198
4.65%, 10/17/21(d)	1,432,000	1,633,678
5.40%, 05/15/22	1,125,000	1,281,689
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	1,500,000	1,561,250
3.25%, 05/27/25(a)	9,000,000	9,390,582

		16,522,994

Insurance 3.1%
Aflac, Inc., 3.63%, 06/15/23	8,000,000	8,407,736
Five Corners Funding Trust, 4.42%, 11/15/23(a)	12,750,000	13,364,805
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,710,248
MassMutual Global Funding II, 3.60%, 04/09/24(a)	3,000,000	3,141,252
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	2,000,000	2,029,732
4.13%, 11/01/24(a)	11,650,000	12,039,716

		47,693,489

Media 2.7%
21st Century Fox America, Inc., 3.70%, 10/15/25(d)	4,500,000	4,711,797
Comcast Corp., 3.38%, 08/15/25	5,500,000	5,850,328
Discovery Communications LLC, 4.90%, 03/11/26	5,500,000	5,670,632
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,472,812
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,575,725
Time Warner, Inc., 3.60%, 07/15/25(d)	12,500,000	12,830,600
Walt Disney Co. (The), 3.00%, 02/13/26(d)	4,000,000	4,229,248

		41,341,142

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 03/15/23	4,950,000	3,353,625
Kinross Gold Corp., 6.88%, 09/01/41	5,000,000	3,454,100
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	1,798,750

		8,606,475

Multi-Utilities & Unregulated Power 0.3%
Calpine Corp., 7.88%, 01/15/23(a)(d)	4,530,000	4,801,800

Oil, Gas & Consumable Fuels 4.9%
Baytex Energy Corp., 5.13%, 06/01/21(a)	4,800,000	3,384,000
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,316,572
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,423,224
Global Marine, Inc., 7.00%, 06/01/28(d)	1,000,000	475,000
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,200,000	1,207,681
Murphy Oil Corp., 3.70%, 12/01/22	15,060,000	11,950,020
Noble Energy, Inc., 3.90%, 11/15/24(d)	7,500,000	7,059,607
Noble Holding International Ltd., 3.95%, 03/15/22	10,000,000	6,100,000
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,531,250
5.63%, 01/23/46	2,000,000	1,680,800
Pride International, Inc., 6.88%, 08/15/20	2,050,000	1,496,500
Rowan Cos., Inc., 5.00%, 09/01/17	6,280,000	6,045,675
4.88%, 06/01/22(d)	2,830,000	2,013,409
4.75%, 01/15/24(d)	5,000,000	3,433,135
Shell International Finance BV, 3.25%, 05/11/25	4,000,000	4,037,744
4.38%, 05/11/45	3,000,000	3,008,619
Transocean, Inc., 7.38%, 04/15/18	1,500,000	1,357,500
6.50%, 11/15/20	3,000,000	2,100,000
WPX Energy, Inc., 6.00%, 01/15/22	4,800,000	3,504,000

		75,124,736

Pharmaceuticals 1.3%
AbbVie, Inc., 3.60%, 05/14/25	6,000,000	6,298,302
Actavis Funding SCS, 3.85%, 06/15/24	1,500,000	1,572,196
3.80%, 03/15/25	5,000,000	5,203,715
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	7,000,000	7,175,784

		20,249,997

Real Estate Investment Trusts (REITs) 2.8%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,282,565
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,414,637
Corrections Corp. of America, 4.13%, 04/01/20	2,300,000	2,346,000
Liberty Property LP, 3.38%, 06/15/23	1,000,000	987,931
3.75%, 04/01/25	9,000,000	8,968,608
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,131,900
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	7,000,000	7,047,579

		43,179,220

Road & Rail 1.4%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	7,250,000	8,270,902
CSX Corp., 3.40%, 08/01/24(d)	10,000,000	10,345,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
Union Pacific Corp., 2.75%, 04/15/23	$2,250,000	$2,270,270

		20,886,942

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 2.85%, 02/23/23	4,500,000	4,664,515

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22	4,800,000	5,184,000

Tobacco 1.1%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,536,656
4.00%, 01/31/24	3,250,000	3,577,317
Reynolds American, Inc., 4.85%, 09/15/23	7,000,000	7,907,837

		16,021,810

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 03/01/24	2,550,000	2,754,377

Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., 3.63%, 12/15/25	5,750,000	5,985,997
T-Mobile USA, Inc., 6.25%, 04/01/21(d)	4,800,000	5,039,040

		11,025,037

Total Corporate Bonds (cost $983,773,814)		991,084,682

Municipal Bonds 2.2%

	Principal Amount	Market Value
California 1.5%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,970,508
State of California, GO 5.70%, 11/01/21	10,250,000	12,272,632
6.65%, 03/01/22	4,000,000	4,911,040

		22,154,180

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB 7.46%, 10/01/46	6,000,000	8,427,240
Series D, 8.00%, 10/01/47	2,000,000	2,565,640

		10,992,880

Total Municipal Bonds (cost $29,919,974)		33,147,060

Sovereign Bond 0.9%

	Principal Amount	Market Value
ISRAEL 0.9%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	13,119,042

Total Sovereign Bond (cost $12,464,139)		13,119,042

U.S. Government Mortgage Backed Agencies 4.8%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,140,551	2,229,729
Pool# 874296 6.35%, 02/01/25	2,454,318	2,928,585
Pool# 464969 6.34%, 04/01/28	2,458,409	3,042,113
Pool# 468516 5.17%, 06/01/28	939,708	1,112,244
Pool# AU3180 3.00%, 08/01/28	11,690,358	12,252,526
Pool# AM7073 6.41%, 01/01/30	1,541,182	1,820,991
Pool# 468127 5.70%, 05/01/41	1,234,844	1,520,249
Pool# AP0524 3.00%, 07/01/42	5,267,965	5,415,100
Pool# AQ9116 3.00%, 12/01/42	10,667,473	10,950,577
Pool# AR4239 3.00%, 02/01/43	12,172,852	12,513,752
Pool# AR9398 3.50%, 06/01/43	2,763,468	2,903,247
Pool# AY4462 4.00%, 03/01/45	6,724,338	7,187,718
Pool# AS6181 3.00%, 11/01/45	9,862,099	10,123,829

Total U.S. Government Mortgage Backed Agencies (cost $73,697,009)		74,000,660

U.S. Government Sponsored & Agency Obligations 4.6%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	8,587,903
Federal Home Loan Banks 3.63%, 03/12/21	8,000,000	8,846,432
5.00%, 03/12/21	5,000,000	5,846,625
Federal National Mortgage Association 0.00%, 06/01/17(d)	1,000,000	991,424
Private Export Funding Corp. 2.25%, 12/15/17	7,000,000	7,146,433
4.30%, 12/15/21	20,000,000	22,759,160

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Tennessee Valley Authority 5.88%, 04/01/36	$11,793,000	$16,041,570

Total U.S. Government Sponsored & Agency Obligations (cost $64,316,357)		70,219,547

U.S. Treasury Notes 2.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19(d)(f)	3,000,000	3,573,766
U.S. Treasury Note, 2.00%, 08/15/25(d)	35,000,000	35,672,665

Total U.S. Treasury Notes (cost $37,937,390)		39,246,431

Yankee Dollars 1.1%

	Principal Amount	Market Value
Chemicals 0.8%
Agrium, Inc. 3.38%, 03/15/25	2,250,000	2,165,512
7.13%, 05/23/36	1,500,000	1,749,447
5.25%, 01/15/45	2,500,000	2,468,735
Potash Corp. of Saskatchewan, Inc., 3.63%, 03/15/24(d)	6,525,000	6,571,184

		12,954,878

Energy Equipment & Services 0.1%
Weatherford International Ltd., 6.50%, 08/01/36(d)	2,700,000	1,971,000

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,613,710

Total Yankee Dollars (cost $18,178,755)		17,539,588

Repurchase Agreements 1.3%

	Principal Amount	Market Value
Citigroup Global Markets, Inc., 0.30%, dated 03/20/15, due 05/05/16, repurchase price $2,006,867, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 4.75%, maturing 04/30/16 - 11/15/19; total market value $2,040,000.(g)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $5,000,900, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $5,100,000.(g)	5,000,000	5,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $1,083,817, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $1,105,485.(g)	1,083,808	1,083,808
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $4,000,051, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $4,080,052.(g)	4,000,000	4,000,000
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $5,000,064, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 8.13%, maturing 11/30/17 - 12/01/45; total market value $5,100,065.(g)	5,000,000	5,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $2,000,018, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $2,040,000.(g)	2,000,000	2,000,000

Total Repurchase Agreements (cost $19,083,808)		19,083,808

Total Investments (cost $1,505,795,500) (h) — 99.8%		1,522,572,967
Other assets in excess of liabilities — 0.2%		3,449,076

NET ASSETS — 100.0%		$1,526,022,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $385,855,593 which represents 25.29% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2016.
(d)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $130,866,098, which was collateralized by repurchase agreements with a total value of $19,083,808 and $114,458,851 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 29.87%, and maturity dates ranging from 04/07/16 - 02/20/66, a total value of $133,542,659.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date reflects the next call date.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $19,083,808.
(h)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,505,795,500, tax unrealized appreciation and depreciation were $46,713,088 and $(29,935,621), respectively.

ACB	Agricultural Credit Bank
AID	Agency for International Development
BA	Limited
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.2%

	Principal Amount	Market Value
Home Equity 0.7%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.75%, 12/25/35(a)	$1,053,326	$990,357
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.63%, 01/25/36(a)	2,137,547	2,078,453
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.58%, 05/25/36(a)	85,183	84,828
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.71%, 02/25/36(a)	6,976,447	6,370,015
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 1.22%, 06/25/34(a)	1,071,737	887,727
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 0.60%, 03/25/37(a)	1,301,274	1,162,691
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.58%, 05/25/36(a)	1,408,586	1,342,058

		12,916,129

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.41%, 05/25/35(a)	3,954,000	3,498,339
Series 2006-NC1, Class A4, 0.74%, 01/25/36(a)	6,000,000	4,969,941
Series 2006-RFC1, Class A3, 0.58%, 05/25/36(a)	1,524,399	1,457,635
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 0.80%, 01/25/36(a)	1,410,000	1,311,949
Series 2006-WFH4, Class M1, 0.71%, 11/25/36(a)	4,968,000	4,002,842
GSAMP Trust, Series 2006-HE1, Class M1, 0.82%, 01/25/36(a)	1,860,000	1,508,844
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.82%, 01/25/36(a)	2,000,000	1,581,466
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.54%, 03/25/47(a)	1,102,249	626,620
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.47%, 02/25/35(a)	3,080,000	2,964,975
Series 2004-WWF1, Class M4, 2.08%, 12/25/34(a)	5,460,000	5,213,992
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 0.89%, 09/25/35(a)	4,779,000	4,140,237
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 1.11%, 03/25/33(a)	1,190,370	1,046,901
Series 2006-RZ1, Class M1, 0.83%, 03/25/36(a)	2,700,000	2,465,620
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 1.11%, 06/25/35(a)	3,640,000	3,160,531
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1.23%, 07/25/34(a)	2,441,493	2,281,929
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 1.01%, 11/25/35(a)	5,800,000	4,863,665
Series 2006-AM1, Class A4, 0.59%, 04/25/36(a)	624,199	586,236

		45,681,722

Total Asset-Backed Securities (cost $53,689,772)		58,597,851

Commercial Mortgage Backed Securities 6.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, 07/10/44(a)	526,198	526,237
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,694,593	1,729,351
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,368,727	2,458,609
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.48%, 04/15/47(a)	2,542,816	2,602,944
COMM Mortgage Trust Series 2013-CR11, Class XA, IO, 1.17%, 10/10/46(a)	29,580,484	1,789,146
Series 2014-CR17, Class XA, IO, 1.18%, 05/10/47(a)	34,383,882	2,093,002
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,306,988
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49(a)	2,125,126	2,219,640
Commercial Mortgage Pass Through Certificates Series 2013-CR6, Class XB, IO, 0.63%, 03/10/46(a)	33,000,000	1,174,919
Series 2013-LC6, Class XB, IO, 0.36%, 01/10/46(a)(b)	30,500,000	748,195
Series 2014-CR16, Class XA, IO, 1.24%, 04/10/47(a)	46,114,608	2,820,683
Series 2014-UBS3, Class XA, IO, 1.34%, 06/10/47(a)	27,123,354	1,906,582
Series 2014-UBS6, Class XA, IO, 1.07%, 12/10/47(a)	20,857,477	1,252,786
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	4,137,226	4,163,217
Series 2007-C5, Class A4, 5.70%, 09/15/40(a)	3,038,071	3,133,930
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	622,652	627,314
Series 2007-C1, Class A3, 5.38%, 02/15/40	172,434	174,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Credit Suisse Mortgage Capital Certificates (continued)
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	$650,000	$661,676
Series 2007-C3, Class A4, 5.70%, 06/15/39(a)	1,814,710	1,855,663
Series 2007-C4, Class A4, 5.94%, 09/15/39(a)	1,299,069	1,345,978
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 0.90%, 06/15/57(a)	39,633,706	2,196,960
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,406,817	1,421,150
Series 2007-C3, Class A4, 5.76%, 05/15/46(a)	1,900,682	1,965,091
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	5,443,923	5,659,487
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4, 5.79%, 08/10/45(a)	5,673,008	5,843,276
Series 2012-GC6, Class XA, IO, 2.05%, 01/10/45(a)(b)	12,925,694	1,092,894
Series 2015-GC30, Class XA, IO, 0.91%, 05/10/50(a)	48,698,927	2,678,475
GS Mortgage Securities Trust
Series 2014-GC18, Class XA, IO, 1.25%, 01/10/47(a)	39,243,636	2,465,842
Series 2014-GC26, Class XA, IO, 1.10%, 11/10/47(a)	36,064,457	2,404,605
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,409,635
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	711,963	711,476
Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,909,138	1,929,153
Series 2007-CB19, Class A4, 5.70%, 02/12/49(a)	4,698,849	4,827,036
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,631,157
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	469,956	478,083
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,434,408	1,449,982
Series 2007-7, Class A4, 5.74%, 06/12/50(a)	3,099,286	3,200,548
Series 2007-8, Class A3, 5.86%, 08/12/49(a)	249,236	258,281
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.23%, 06/15/47(a)	34,478,581	2,159,266
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	5,124,303
Morgan Stanley Capital I, Series 2015-MS1, Class A4, 3.78%, 05/15/48	4,550,000	4,875,457
Series 2007-IQ14, Class A2, 5.61%, 04/15/49	342,306	342,479
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.08%, 08/10/49(a)(b)	21,090,300	1,884,627
Series 2012-C4, Class XA, IO, 1.81%, 12/10/45(a)(b)	13,695,537	1,152,318
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.70%, 06/15/49(a)	3,560,000	3,642,230
Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class XA, IO, 1.46%, 08/15/50(a)	26,498,301	1,905,212
Series 2015-C29, Class A4, 3.64%, 06/15/48	2,890,000	3,066,417
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA, IO, 1.46%, 03/15/45(a)(b)	30,037,723	1,658,596
Series 2014-LC14, Class XA, IO, 1.42%, 03/15/47(a)	28,256,876	1,915,644

Total Commercial Mortgage Backed Securities (cost $109,235,483)		107,941,422

Corporate Bonds 29.8%

	Principal Amount	Market Value
Aerospace & Defense 0.0%†
TransDigm, Inc., 7.50%, 07/15/21	100,000	104,750

Airlines 0.4%
Southwest Airlines Co., 2.65%, 11/05/20	7,515,000	7,662,392

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	55,000	57,888
ZF North America Capital, Inc., 4.00%, 04/29/20(b)	345,000	348,881

		406,769

Automobiles 2.0%
Ford Motor Credit Co. LLC, 2.55%, 10/05/18	5,125,000	5,142,732
4.39%, 01/08/26	6,920,000	7,329,173
General Motors Co., 6.60%, 04/01/36	3,235,000	3,559,759
General Motors Financial Co., Inc., 3.10%, 01/15/19	5,355,000	5,419,040
4.30%, 07/13/25	5,345,000	5,290,476
5.25%, 03/01/26	8,500,000	8,890,371

		35,631,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks 5.7%
Bank of America Corp., 4.00%, 01/22/25	$3,530,000	$3,535,355
Series AA, 6.10%, 03/17/25(c)	10,110,000	9,958,350
Series L, 3.95%, 04/21/25	1,825,000	1,815,795
4.45%, 03/03/26	3,405,000	3,507,793
Barclays PLC, 2.00%, 03/16/18	8,000,000	7,857,672
Capital One NA, 2.35%, 08/17/18	7,784,473	7,824,548
CIT Group, Inc., 5.00%, 05/15/17	140,000	142,450
4.25%, 08/15/17	275,000	279,843
5.25%, 03/15/18	430,000	444,835
6.63%, 04/01/18(b)	610,000	641,262
3.88%, 02/19/19	300,000	299,250
Citigroup, Inc., Series M, 6.30%, 05/15/24(c)	4,850,000	4,658,343
Series P, 5.95%, 05/15/25(c)	2,950,000	2,839,375
4.60%, 03/09/26	5,450,000	5,588,070
5.30%, 05/06/44	2,125,000	2,223,394
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)	338,000	340,535
JPMorgan Chase & Co., Series V, 5.00%, 07/01/19(c)	8,130,000	7,764,150
Series R, 6.00%, 08/01/23(c)	3,505,000	3,527,782
4.13%, 12/15/26	3,485,000	3,617,601
4.95%, 06/01/45	4,775,000	5,039,860
MUFG Union Bank NA, 2.25%, 05/06/19	3,590,000	3,611,299
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21(b)	8,020,000	8,034,741
4.13%, 09/24/25(b)	7,500,000	7,510,695
Vnesheconombank Via VEB Finance PLC, Reg. S, 6.90%, 07/09/20	200,000	206,250
Wells Fargo & Co., Series S, 5.90%, 06/15/24(c)	8,840,000	8,958,792
4.90%, 11/17/45	3,320,000	3,563,495

		103,791,535

Beverages 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	3,930,000	4,392,018
Constellation Brands, Inc., 3.88%, 11/15/19	295,000	309,381
6.00%, 05/01/22	235,000	264,375
4.75%, 11/15/24	165,000	172,013

		5,137,787

Building Products 0.0%†
USG Corp., 6.30%, 11/15/16	95,000	97,375
9.75%, 01/15/18	300,000	335,550
5.50%, 03/01/25(b)	50,000	52,000

		484,925

Capital Markets 2.1%
Goldman Sachs Group, Inc. (The), Series L, 5.70%, 05/10/19(c)	7,280,000	7,116,200
4.25%, 10/21/25	6,000,000	6,100,722
5.15%, 05/22/45	10,000,000	10,158,830
Morgan Stanley, Series H, 5.45%, 07/15/19(c)	7,670,000	7,248,150
4.88%, 11/01/22	2,900,000	3,141,990
4.35%, 09/08/26	3,910,000	4,023,707

		37,789,599

Chemicals 0.1%
Axalta Coating Systems US Holdings Inc/Axalta Coating Systems Dutch Holding B, 7.38%, 05/01/21(b)	150,000	159,000
Huntsman International LLC, 4.88%, 11/15/20	145,000	143,550
5.13%, 11/15/22(b)	90,000	87,300
Momentive Performance Materials, Inc., 8.88%, 10/15/20(d)	170,000	0
3.88%, 10/24/21	170,000	122,825
NOVA Chemicals Corp., 5.00%, 05/01/25(b)	240,000	233,400
PQ Corp., 8.75%, 11/01/18(b)	800,000	750,000

		1,496,075

Commercial Services & Supplies 0.2%
ADT Corp. (The), 2.25%, 07/15/17	90,000	91,125
4.88%, 07/15/42	200,000	134,000
APX Group, Inc., 8.75%, 12/01/20	650,000	560,625
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(b)	200,000	205,360
RR Donnelley & Sons Co., 8.25%, 03/15/19	500,000	523,750
7.63%, 06/15/20	450,000	453,375
7.00%, 02/15/22	100,000	92,500
6.50%, 11/15/23	670,000	572,850
6.00%, 04/01/24	50,000	41,000
Team Health, Inc., 7.25%, 12/15/23(b)	170,000	181,900

		2,856,485

Communications Equipment 0.0%†
CommScope Technologies Finance LLC, 6.00%, 06/15/25(b)	315,000	317,953

Construction & Engineering 0.0%†
AECOM, 5.88%, 10/15/24	280,000	288,400
SBA Communications Corp., 5.63%, 10/01/19	150,000	156,562

		444,962

Construction Materials 0.0%†
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	208,000

Consumer Finance 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21	160,000	163,499
Air Lease Corp., 3.38%, 01/15/19	2,330,000	2,322,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Air Lease Corp., (continued)
3.88%, 04/01/21	$2,700,000	$2,743,875
Aircastle Ltd., 4.63%, 12/15/18	588,000	607,110
5.50%, 02/15/22	150,000	156,468
5.00%, 04/01/23	105,000	105,525
Ally Financial, Inc., 6.25%, 12/01/17	700,000	729,750
3.25%, 11/05/18	140,000	137,690
8.00%, 03/15/20	705,000	789,600
7.50%, 09/15/20	240,000	265,800
8.00%, 11/01/31	125,000	144,375
International Lease Finance Corp., 8.88%, 09/01/17	400,000	430,200
6.25%, 05/15/19	740,000	789,025
5.88%, 08/15/22	470,000	509,950
Navient Corp., 5.88%, 03/25/21	135,000	122,175
SLM Corp., 4.88%, 06/17/19	795,000	767,175
6.13%, 03/25/24	195,000	167,700
Visa, Inc., 4.30%, 12/14/45	6,500,000	7,111,052

		18,063,688

Containers & Packaging 0.1%
Ball Corp., 4.38%, 12/15/20	290,000	301,781
Berry Plastics Corp., 5.50%, 05/15/22	400,000	412,000
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)	90,000	92,032
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	765,000	785,081
6.88%, 02/15/21	160,000	165,600
Sealed Air Corp., 5.50%, 09/15/25(b)	185,000	194,019

		1,950,513

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	147,000	150,675
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	40,000	35,500
6.75%, 01/15/22	420,000	372,750
HD Supply, Inc.,
5.25%, 12/15/21(b)	340,000	357,000
5.75%, 04/15/24(b)	105,000	107,887
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	155,000	157,713
5.75%, 03/01/25	40,000	38,200

		1,219,725

Diversified Financial Services 0.0%†
Argos Merger Sub, Inc., 7.13%, 03/15/23(b)	380,000	403,940

Syniverse Holdings, Inc., 9.13%, 01/15/19	350,000	157,500

		561,440

Diversified Telecommunication Services 3.6%
Altice SA, 7.75%, 05/15/22(b)	495,000	487,120
7.63%, 02/15/25(b)	200,000	191,500
AT&T, Inc., 5.35%, 09/01/40	11,515,000	12,107,619
4.75%, 05/15/46	7,000,000	6,828,199
CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	300,000	315,750
5.25%, 09/30/22	325,000	334,750
5.13%, 05/01/23(b)	275,000	279,813
5.38%, 05/01/25(b)	150,000	152,625
5.88%, 05/01/27(b)	200,000	204,000
CCO Safari II LLC, 3.58%, 07/23/20(b)	5,500,000	5,620,104
4.91%, 07/23/25(b)	2,325,000	2,452,447
6.48%, 10/23/45(b)	3,375,000	3,755,450
CCOH Safari LLC, 5.75%, 02/15/26(b)	170,000	175,950
CenturyLink, Inc., Series V, 5.63%, 04/01/20	495,000	501,440
Series S, 6.45%, 06/15/21	200,000	202,624
Embarq Corp., 8.00%, 06/01/36	170,000	164,125
Frontier Communications Corp., 6.25%, 09/15/21	60,000	55,463
10.50%, 09/15/22(b)	85,000	87,125
7.13%, 01/15/23	245,000	216,825
7.63%, 04/15/24	150,000	133,125
11.00%, 09/15/25(b)	215,000	216,075
9.00%, 08/15/31	480,000	412,800
Level 3 Financing, Inc., 5.38%, 08/15/22	495,000	502,677
5.38%, 01/15/24(b)	100,000	101,250
5.38%, 05/01/25	150,000	151,875
Neptune Finco Corp., 10.88%, 10/15/25(b)	400,000	434,800
Qwest Corp., 6.75%, 12/01/21	3,810,000	4,095,750
6.88%, 09/15/33	192,000	187,208
SBA Telecommunications, Inc., 5.75%, 07/15/20	130,000	134,225
Sprint Capital Corp., 6.88%, 11/15/28	450,000	328,500
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)	200,000	202,500
Verizon Communications, Inc., 5.05%, 03/15/34	3,830,000	4,151,196
4.27%, 01/15/36	10,000,000	9,949,920
5.01%, 08/21/54	2,272,000	2,279,336
4.67%, 03/15/55	5,600,000	5,376,000
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	330,325
6.00%, 10/15/24(b)	200,000	205,500
Virgin Media Secured Finance PLC, 5.38%, 04/15/21(b)	220,500	229,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	$610,000	$576,450
7.38%, 04/23/21(b)	150,000	135,750
Windstream Corp., 7.50%, 06/01/22	250,000	191,875

		64,459,937

Electric Utilities 0.9%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	200,000	198,750
Duke Energy Carolinas LLC, 3.88%, 03/15/46	4,305,000	4,383,949
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 08/06/23	250,000	230,675
7.13%, 02/11/25(b)	200,000	184,724
Ipalco Enterprises, Inc., 5.00%, 05/01/18	195,000	204,750
NextEra Energy Capital Holdings, Inc., 1.59%, 06/01/17	3,820,000	3,823,159
RJS Power Holdings LLC, 4.62%, 07/15/19(b)	415,000	360,013
South Carolina Electric & Gas Co., 5.10%, 06/01/65	4,905,000	5,563,761
Talen Energy Supply LLC, 4.60%, 12/15/21	330,000	264,000
6.50%, 06/01/25	110,000	91,300

		15,305,081

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd., 4.63%, 02/15/20	190,000	198,419
5.00%, 02/15/23	85,000	85,829

		284,248

Food & Staples Retailing 0.0%†
Rite Aid Corp., 6.75%, 06/15/21	100,000	105,625
6.13%, 04/01/23(b)	300,000	318,000

		423,625

Food Products 0.7%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)	3,935,000	3,642,319
HJ Heinz Co., 2.80%, 07/02/20(b)	4,165,000	4,278,042
Kraft Foods Group, Inc., 5.20%, 07/15/45(b)	2,995,000	3,351,072
Marfrig Holding Europe BV, Reg. S, 8.38%, 05/09/18	210,000	211,050
Post Holdings, Inc., 6.00%, 12/15/22(b)	530,000	545,900
7.75%, 03/15/24(b)	150,000	164,625
8.00%, 07/15/25(b)	75,000	83,250

		12,276,258

Gas Utilities 1.7%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	50,000	39,250
6.25%, 04/01/23(b)	240,000	177,600
DCP Midstream LLC, 5.35%, 03/15/20(b)	55,000	47,329
4.75%, 09/30/21(b)	75,000	58,851
8.13%, 08/16/30	60,000	45,131
DCP Midstream Operating LP, 2.50%, 12/01/17	145,000	138,113
5.60%, 04/01/44	75,000	55,197
Energy Transfer Equity LP, 7.50%, 10/15/20	380,000	365,750
5.50%, 06/01/27	200,000	160,500
Energy Transfer Partners LP, 4.15%, 10/01/20	4,500,000	4,323,586
5.20%, 02/01/22	65,000	61,680
6.50%, 02/01/42	4,095,000	3,717,699
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	195,841	184,580
Kinder Morgan Energy Partners LP, 5.50%, 03/01/44	5,795,000	5,126,500
Kinder Morgan, Inc., 5.55%, 06/01/45	5,055,000	4,492,520
MPLX LP, 4.50%, 07/15/23(b)	625,000	576,359
4.88%, 12/01/24(b)	150,000	138,486
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	190,000	184,583
5.00%, 10/01/22	25,000	23,495
5.50%, 04/15/23	220,000	196,114
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	335,000	316,575
7.50%, 07/15/38(b)	245,000	212,538
6.88%, 04/15/40(b)	225,000	189,000
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 11/15/23	255,000	165,750
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	365,000	350,856
5.62%, 04/15/23	135,000	128,250
5.75%, 05/15/24	280,000	267,400
5.63%, 03/01/25	745,000	710,544
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	600,000	526,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(b)	130,000	129,350
6.25%, 10/15/22(b)	335,000	331,650
Williams Partners LP, 3.60%, 03/15/22	9,500,000	7,822,462
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	330,000	306,428

		31,570,626

Health Care Equipment & Supplies 0.0%†
NBTY, Inc., 9.00%, 10/01/18	150,000	153,563

Health Care Providers & Services 1.3%
Alere, Inc., 6.50%, 06/15/20	80,000	81,520
Amsurg Corp., 5.63%, 07/15/22	130,000	133,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	$45,000	$45,337
8.00%, 11/15/19	100,000	97,375
5.13%, 08/01/21	205,000	207,563
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	205,000	207,050
5.00%, 05/01/25	320,000	316,800
DJO Finco, Inc./ DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(b)	510,000	451,350
Envision Healthcare Corp., 5.13%, 07/01/22(b)	90,000	91,350
Express Scripts Holding Co., 2.25%, 06/15/19	3,665,000	3,691,659
4.50%, 02/25/26	8,530,000	8,831,681
Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(b)	150,000	163,641
4.13%, 10/15/20(b)	430,000	438,600
5.88%, 01/31/22(b)	300,000	329,550
4.75%, 10/15/24(b)	45,000	45,731
Fresenius US Finance II, Inc., 4.50%, 01/15/23(b)	290,000	294,350
HCA, Inc., 6.50%, 02/15/20	595,000	653,012
7.50%, 02/15/22	125,000	141,563
5.88%, 03/15/22	475,000	514,188
5.00%, 03/15/24	405,000	414,366
5.38%, 02/01/25	75,000	75,820
5.25%, 06/15/26	190,000	194,750
Hologic, Inc., 5.25%, 07/15/22(b)	125,000	130,312
IASIS Healthcare LLC/IASIS Capital Corp, 8.38%, 05/15/19	750,000	739,687
LifePoint Health, Inc., 5.88%, 12/01/23	125,000	130,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(b)	95,000	89,015
5.63%, 10/15/23(b)	85,000	77,138
5.50%, 04/15/25(b)	275,000	242,687
Quest Diagnostics, Inc., 2.50%, 03/30/20	3,735,000	3,748,763
Service Corp. International, 5.38%, 01/15/22	320,000	334,400
Tenet Healthcare Corp., 6.25%, 11/01/18	65,000	69,225
4.50%, 04/01/21	120,000	120,600
8.13%, 04/01/22	170,000	174,888
6.88%, 11/15/31	100,000	80,625
Universal Health Services, Inc., 3.75%, 08/01/19(b)	100,000	102,625

		23,461,746

Hotels, Restaurants & Leisure 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22(b)	125,000	127,187
Boyd Gaming Corp., 6.38%, 04/01/26(b)	130,000	134,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24	190,000	196,650
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	745,000	774,800
5.38%, 11/01/23	120,000	120,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	120,000	124,344
International Game Technology PLC, 6.25%, 02/15/22(b)	355,000	361,141
Isle of Capri Casinos, Inc., 8.88%, 06/15/20	150,000	157,125
5.88%, 03/15/21	275,000	283,250
MGM Resorts International, 8.63%, 02/01/19	450,000	511,875
Mohegan Tribal Gaming Authority, 11.00%, 09/15/18(b)	55,000	55,000
9.75%, 09/01/21	750,000	768,750
NCL Corp., Ltd., 4.63%, 11/15/20(b)	190,000	190,950
Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 02/15/18(b)	200,000	203,500
Pinnacle Entertainment, Inc., 7.50%, 04/15/21	250,000	260,000
6.38%, 08/01/21	465,000	492,900
7.75%, 04/01/22	215,000	235,694
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	215,000	226,825
Scientific Games International, Inc., 6.25%, 09/01/20	95,000	57,000
6.63%, 05/15/21	225,000	136,688
10.00%, 12/01/22	915,000	741,150
Six Flags Entertainment Corp., 5.25%, 01/15/21(b)	215,000	220,913
Station Casinos LLC, 7.50%, 03/01/21	200,000	211,750

		6,592,367

Household Durables 0.1%
CalAtlantic Group Inc, 8.38%, 01/15/21	100,000	116,250
DR Horton, Inc., 4.00%, 02/15/20	50,000	51,500
4.38%, 09/15/22	70,000	70,175
5.75%, 08/15/23	260,000	280,800
Lennar Corp., 4.75%, 12/15/17	410,000	419,225
4.75%, 11/15/22	335,000	335,837
Meritage Homes Corp., 6.00%, 06/01/25	60,000	60,000
PulteGroup, Inc., 4.25%, 03/01/21	50,000	50,750
6.00%, 02/15/35	180,000	175,050
Ryland Group, Inc. (The), 5.38%, 10/01/22	170,000	173,825
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 04/15/21(b)	275,000	269,500
5.63%, 03/01/24(b)	35,000	33,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables (continued)
Toll Brothers Finance Corp., 4.00%, 12/31/18	$300,000	$310,500
4.38%, 04/15/23	10,000	9,775

		2,356,700

Industrial Conglomerates 0.4%
Bombardier, Inc., 6.00%, 10/15/22(b)	175,000	131,250
General Electric Co., Series D, 5.00%, 01/21/21(c)	3,446,000	3,549,380
4.50%, 03/11/44	2,920,000	3,259,456

		6,940,086

Information Technology Services 0.7%
First Data Corp., 7.00%, 12/01/23(b)	200,000	202,000
5.00%, 01/15/24(b)	100,000	100,125
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(b)	11,665,000	12,005,221
IHS, Inc., 5.00%, 11/01/22	430,000	445,588

		12,752,934

Insurance 1.0%
Allstate Corp. (The), 5.75%, 08/15/53(a)	6,435,000	6,539,569
Berkshire Hathaway, Inc., 3.13%, 03/15/26	7,655,000	7,849,024
Prudential Financial, Inc., 5.20%, 03/15/44(a)	3,120,000	3,007,461

		17,396,054

Internet & Catalog Retail 0.0%†
Anna Merger Sub, Inc., 7.75%, 10/01/22(b)	435,000	403,462
QVC, Inc., 5.13%, 07/02/22	125,000	131,156
5.45%, 08/15/34	230,000	203,342

		737,960

Internet Software & Services 0.0%†
Netflix, Inc., 5.50%, 02/15/22	285,000	298,378

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17	560,000	602,000
Manitowoc Foodservice, Inc., 9.50%, 02/15/24(b)	200,000	218,000
Terex Corp., 6.50%, 04/01/20	215,000	207,475
6.00%, 05/15/21	100,000	96,750
Zebra Technologies Corp., 7.25%, 10/15/22	95,000	103,075

		1,227,300

Media 1.5%
AMC Entertainment, Inc., 5.88%, 02/15/22	215,000	220,913
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(b)	300,000	297,000
5.13%, 12/15/21(b)	250,000	233,125
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	370,000	339,475
Series A, 6.50%, 11/15/22	145,000	138,113
Series B, 6.50%, 11/15/22	335,000	333,325
CSC Holdings LLC, 7.63%, 07/15/18	320,000	345,600
DISH DBS Corp., 6.75%, 06/01/21	165,000	170,362
5.88%, 11/15/24	415,000	380,763
Gannett Co., Inc., 7.13%, 09/01/18	153,000	156,060
5.13%, 10/15/19	260,000	271,440
4.88%, 09/15/21(b)	25,000	25,750
Hughes Satellite Systems Corp., 6.50%, 06/15/19	112,000	123,340
iHeartCommunications, Inc., 11.25%, 03/01/21	590,000	413,000
Inmarsat Finance PLC, 4.88%, 05/15/22(b)	150,000	141,281
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	330,000	212,850
5.50%, 08/01/23	350,000	210,875
Lamar Media Corp., 5.75%, 02/01/26(b)	45,000	47,250
Liberty Interactive LLC, 8.50%, 07/15/29	70,000	72,450
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	855,000	876,375
Numericable Group SA, 6.00%, 05/15/22(b)	595,000	580,125
Regal Entertainment Group, 5.75%, 03/15/22	310,000	320,850
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	289,631
5.88%, 10/01/20(b)	400,000	417,940
TEGNA Inc, 5.13%, 07/15/20	210,000	218,663
Thomson Reuters Corp., 1.65%, 09/29/17	2,710,000	2,713,360
5.65%, 11/23/43	3,000,000	3,199,812
Tribune Media Co., 5.88%, 07/15/22(b)	90,000	87,928
Univision Communications, Inc., 5.13%, 05/15/23(b)	390,000	388,050
Viacom, Inc., 2.75%, 12/15/19	5,655,000	5,759,233
3.88%, 04/01/24	2,465,000	2,455,150
4.38%, 03/15/43	7,040,000	5,442,166
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	150,000	150,000

		27,032,255

Metals & Mining 0.1%
Alcoa, Inc., 5.13%, 10/01/24	150,000	142,266
Anglo American Capital PLC, 4.45%, 09/27/20(b)	100,000	87,500
4.13%, 09/27/22(b)	200,000	162,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
ArcelorMittal, 8.00%, 10/15/39	$665,000	$578,550
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	100,000	104,386
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22(b)	295,000	294,262
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	190,000	142,500
4.00%, 11/14/21	175,000	123,813
3.88%, 03/15/23	210,000	142,275
Freeport-McMoRan, Inc., 3.55%, 03/01/22	65,000	45,337
4.55%, 11/14/24	130,000	88,725
5.40%, 11/14/34	195,000	119,438
Teck Resources Ltd., 4.75%, 01/15/22	90,000	62,100
3.75%, 02/01/23	55,000	36,266
6.25%, 07/15/41	245,000	140,875

		2,270,793

Multiline Retail 0.0%†
Family Tree Escrow LLC, 5.75%, 03/01/23(b)	295,000	312,700
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21(b)	55,000	47,300

		360,000

Multi-Utilities & Unregulated Power 0.1%
Calpine Corp., 6.00%, 01/15/22(b)	340,000	356,150
5.38%, 01/15/23	625,000	605,863
Dynegy, Inc., 6.75%, 11/01/19	225,000	223,875
NRG Energy, Inc., 7.88%, 05/15/21	350,000	348,687
6.25%, 07/15/22	825,000	767,250
6.63%, 03/15/23	280,000	261,187

		2,563,012

Oil, Gas & Consumable Fuels 0.9%
Antero Resources Corp., 5.13%, 12/01/22	100,000	90,750
5.63%, 06/01/23	85,000	78,200
Antero Resources Finance Corp., 5.38%, 11/01/21	465,000	430,125
Apache Corp., 4.75%, 04/15/43	5,220,000	4,685,602
Chesapeake Energy Corp., 6.63%, 08/15/20	70,000	27,300
6.88%, 11/15/20	70,000	27,475
6.13%, 02/15/21	145,000	55,825
5.38%, 06/15/21	70,000	24,850
8.00%, 12/15/22(b)	360,000	176,400
Concho Resources, Inc., 5.50%, 04/01/23	480,000	470,400
Continental Resources, Inc., 4.50%, 04/15/23	200,000	167,250
3.80%, 06/01/24	120,000	94,800
Encana Corp., 3.90%, 11/15/21	190,000	166,487
6.50%, 02/01/38	110,000	92,332
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	350,000	176,531
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 06/15/23	550,000	253,000
Gazprom OAO Via Gaz Capital SA, Reg. S, 9.25%, 04/23/19	146,000	165,527
KazMunayGas National Co., Reg. S, 9.13%, 07/02/18	300,000	327,075
Marathon Oil Corp., 3.85%, 06/01/25	5,995,000	4,871,549
Newfield Exploration Co., 5.75%, 01/30/22	330,000	321,648
5.63%, 07/01/24	135,000	126,562
5.38%, 01/01/26	230,000	209,300
Oasis Petroleum, Inc., 6.50%, 11/01/21	220,000	162,800
6.88%, 01/15/23	287,000	211,663
Pacific Rubiales Energy Corp., Reg. S, 5.38%, 01/26/19	120,000	20,400
5.63%, 01/19/25(b)	335,000	56,950
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43	580,000	510,827
Petrobras Global Finance BV, 5.75%, 01/20/20	115,000	99,906
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	110,000	55,880
Reg. S, 6.00%, 05/16/24	100,000	31,050
Petroleos Mexicanos, 5.50%, 06/27/44	700,000	581,630
Range Resources Corp., 5.00%, 08/15/22	175,000	150,938
5.00%, 03/15/23	670,000	567,825
4.88%, 05/15/25(b)	140,000	122,500
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	214,068
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	213,427
SM Energy Co., 6.50%, 11/15/21	75,000	55,313
6.13%, 11/15/22	50,000	36,450
6.50%, 01/01/23	40,000	28,200
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	300,000	263,272
Whiting Petroleum Corp., 5.00%, 03/15/19	415,000	287,387
6.25%, 04/01/23	165,000	110,963
YPF SA, 8.50%, 07/28/25(b)	130,000	126,685

		16,947,122

Paper & Forest Products 0.0%†
Masco Corp., 5.95%, 03/15/22	150,000	165,000

Personal Products 0.0%†
Energizer Holdings, Inc., 4.70%, 05/19/21	90,000	95,469
4.70%, 05/24/22	310,000	316,200

		411,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 1.4%
AbbVie, Inc., 2.50%, 05/14/20	$7,500,000	$7,635,540
Actavis Funding SCS, 3.45%, 03/15/22	10,310,000	10,703,399
AstraZeneca plc, 4.38%, 11/16/45	4,025,000	4,285,075
Endo Finance LLC/Endo Finco, Inc., 5.88%, 01/15/23(b)	635,000	604,838
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(b)	200,000	188,250
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(b)	140,000	127,050
6.38%, 10/15/20(b)	210,000	174,300
5.63%, 12/01/21(b)	720,000	567,000
5.50%, 03/01/23(b)	180,000	141,525
VRX Escrow Corp., 5.38%, 03/15/20(b)	95,000	77,425
5.88%, 05/15/23(b)	475,000	372,281

		24,876,683

Real Estate Investment Trusts (REITs) 0.9%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	250,000	231,250
Corporate Office Properties LP, 3.60%, 05/15/23	2,615,000	2,456,479
Crown Castle International Corp., 4.88%, 04/15/22	320,000	342,464
Equinix, Inc., 5.88%, 01/15/26	250,000	263,625
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	165,000	160,462
Iron Mountain, Inc., 5.75%, 08/15/24	610,000	625,250
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24	135,000	142,087
5.50%, 05/01/24	445,000	447,225
Omega Healthcare Investors, Inc., 5.88%, 03/15/24	300,000	310,669
4.50%, 01/15/25	2,995,000	2,907,840
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	175,000	175,875
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(b)	4,940,000	4,921,213
2.70%, 09/17/19(b)	3,195,000	3,216,717

		16,201,156

Road & Rail 0.4%
ERAC USA Finance LLC, 2.35%, 10/15/19(b)	5,065,000	5,073,682
Hertz Corp. (The), 4.25%, 04/01/18	310,000	310,000
6.75%, 04/15/19	215,000	218,115
5.88%, 10/15/20	105,000	106,218
RSC Equipment Rental, Inc., 8.25%, 02/01/21	37,000	38,665
United Rentals North America, Inc., 7.38%, 05/15/20	395,000	413,269
5.75%, 11/15/24	200,000	200,000

		6,359,949

Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc., 6.38%, 10/01/22	325,000	310,375
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	370,000	392,200
Micron Technology, Inc., 5.25%, 08/01/23(b)	140,000	114,450
5.25%, 01/15/24(b)	95,000	76,475
Sensata Technologies BV, 4.88%, 10/15/23(b)	100,000	100,500
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(b)	200,000	213,000

		1,207,000

Software 0.1%
Activision Blizzard, Inc., 6.13%, 09/15/23(b)	395,000	423,637
IMS Health, Inc., 6.00%, 11/01/20(b)	365,000	375,038
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(b)(h)	350,000	261,625
Infor US, Inc., 6.50%, 05/15/22	380,000	345,800
MSCI, Inc., 5.25%, 11/15/24(b)	240,000	247,800
5.75%, 08/15/25(b)	245,000	257,863
Nuance Communications, Inc., 5.38%, 08/15/20(b)	203,000	205,918
Riverbed Technology, Inc., 8.88%, 03/01/23(b)	100,000	99,500

		2,217,181

Specialty Retail 0.0%†
L Brands, Inc., 5.63%, 10/15/23	405,000	444,487

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc., 4.38%, 05/13/45	5,960,000	6,240,513
4.65%, 02/23/46	7,695,000	8,400,278
Seagate HDD Cayman, 4.75%, 06/01/23	3,535,000	2,928,225
4.88%, 06/01/27(b)	5,610,000	4,223,477
Western Digital Corp., 10.50%, 04/01/24(b)	165,000	165,412

		21,957,905

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp., 7.88%, 12/15/21	485,000	315,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.2%
Comcel Trust, 6.88%, 02/06/24(b)	$300,000	$280,500
Sprint Communications Inc, 6.00%, 11/15/22	460,000	336,375
Sprint Corp., 7.25%, 09/15/21	260,000	198,575
7.88%, 09/15/23	565,000	432,106
7.13%, 06/15/24	620,000	460,350
T-Mobile USA, Inc., 5.25%, 09/01/18	230,000	235,175
6.63%, 04/28/21	425,000	444,125
6.13%, 01/15/22	225,000	232,312
6.73%, 04/28/22	200,000	208,960
6.00%, 03/01/23	190,000	194,038

		3,022,516

Total Corporate Bonds (cost $539,648,336)		540,716,990

Sovereign Bonds 3.8%

	Principal Amount	Market Value
ANGOLA 0.0%†
Angolan Government International Bond, Reg. S, 9.50%, 11/12/25	220,000	200,200

ARGENTINA 0.1%
Argentine Republic Government International Bond, 8.75%, 06/02/17(e)	270,000	319,275
8.28%, 12/31/33(e)	715,039	854,472

		1,173,747

ARMENIA 0.0%†
Republic of Armenia, 7.15%, 03/26/25(b)	356,000	350,446

AZERBAIJAN 0.0%†
Republic of Azerbaijan International Bond, Reg. S, 4.75%, 03/18/24	200,000	190,000

BELIZE 0.0%†
Belize Government International Bond, Reg. S, 5.00%, 02/20/38(f)	417,000	204,330

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)	200,000	209,760

BRAZIL 0.1%
Brazilian Government International Bond, 4.88%, 01/22/21	580,000	585,800
5.63%, 01/07/41	200,000	172,500

		758,300

CAYMAN ISLANDS 0.0%†
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 02/15/28	200,000	170,500

COLOMBIA 0.0%†
Colombia Government International Bond, 7.38%, 09/18/37	100,000	118,250
6.13%, 01/18/41	270,000	283,500
5.00%, 06/15/45	200,000	186,000

		587,750

COSTA RICA 0.0%†
Costa Rica Government International Bond, 7.16%, 03/12/45(b)	238,000	215,390

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	350,000	383,999
Reg. S, 6.38%, 03/24/21	200,000	218,500
Reg. S, 6.00%, 01/26/24	250,000	272,060

		874,559

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, Reg. S, 6.88%, 01/29/26	300,000	318,750

ECUADOR 0.0%†
Ecuador Government International Bond, 10.50%, 03/24/20(b)	386,000	347,400
Reg. S, 7.95%, 06/20/24	250,000	207,500

		554,900

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	100,000	85,020

EL SALVADOR 0.0%†
El Salvador Government International Bond, Reg. S, 6.38%, 01/18/27	375,000	324,375

		324,375

GHANA 0.0%†
Ghana Government International Bond, Reg. S, 10.75%, 10/14/30	200,000	195,190

HUNGARY 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	490,000	693,840

		693,840

INDONESIA 0.0%†
Indonesia Government International Bond, Reg. S, 7.75%, 01/17/38	185,000	237,942

		237,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
IRAQ 0.0%†
Iraq International Bond, Reg. S, 5.80%, 01/15/28		$290,000	$199,230

ITALY 0.6%
Italy Buoni Poliennali Del Tesoro, 2.55%, 09/15/41(g)	EUR	3,563,600	5,287,746
3.25%, 09/01/46(b)		3,610,000	4,900,759

			10,188,505

IVORY COAST 0.1%
Ivory Coast Government International Bond, 5.38%, 07/23/24(b)		$200,000	183,500
Reg. S, 5.75%, 12/31/32(f)		630,000	581,175

			764,675

JAMAICA 0.0%†
Jamaica Government International Bond, 7.88%, 07/28/45		200,000	203,000

MEXICO 0.8%
Mexico Government International Bond, 4.75%, 03/08/44		100,000	99,750
4.60%, 01/23/46		200,000	195,000
Mexican Bonos, 7.75%, 11/13/42	MXN	225,790,000	14,715,651

			15,010,401

MONGOLIA 0.0%†
Development Bank of Mongolia LLC, 5.75%, 03/21/17		$300,000	288,833
Mongolia Government International Bond, Reg. S, 5.13%, 12/05/22		200,000	155,097

			443,930

SENEGAL 0.0%†
Senegal Government International Bond, Reg. S, 6.25%, 07/30/24		350,000	325,500

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21		350,000	391,125
Reg. S, 6.75%, 11/01/24(f)		247,172	255,267

			646,392

SOUTH AFRICA 0.8%
South Africa Government International Bond, 6.88%, 05/27/19		200,000	219,712
6.50%, 02/28/41	ZAR	284,210,000	13,325,024

			13,544,736

SPAIN 0.6%
Spain Government Bond, 5.15%, 10/31/44(b)	EUR	6,495,000	11,212,223

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 5.88%, 07/25/22		$200,000	188,408
Reg. S, 6.85%, 11/03/25		237,000	225,915

			414,323

TUNISIA 0.0%†
Banque Centrale de Tunisie SA, 5.75%, 01/30/25(b)		255,000	220,575

TURKEY 0.1%
Turkey Government International Bond, 7.50%, 11/07/19		440,000	501,717
6.25%, 09/26/22		200,000	222,400
7.38%, 02/05/25		270,000	323,595

			1,047,712

UKRAINE 0.0%†
Ukraine Government International Bond, 7.75%, 09/01/20(b)		117,000	109,740
7.75%, 09/01/23(b)		114,000	103,124
Reg. S, 7.75%, 09/01/27		250,000	220,638
0.00%, 05/31/40(a)(b)		228,000	74,529

			508,031

UNITED KINGDOM 0.0%†
Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/22(b)		240,000	211,200

UNITED STATES 0.4%
Residual Funding Corp. Principal Strip, 0.00%, 04/15/30		9,523,000	6,433,329

VENEZUELA 0.0%†
Petroleos de Venezuela SA, Reg. S, 6.00%, 05/16/24		200,000	62,100
Venezuela Government International Bond, Reg. S, 8.25%, 10/13/24		1,000,000	340,000

			402,100

Total Sovereign Bonds (cost $76,229,153)			69,120,861

U.S. Government Mortgage Backed Agencies 29.0%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23		8,181	8,768
Pool# G13122 5.00%, 04/01/23		2,969	3,183
Pool# J07940 5.00%, 05/01/23		7,149	7,382
Pool# G13225 5.00%, 06/01/23		72,979	78,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J07942 5.00%, 06/01/23	$353	$365
Pool# J08443 5.00%, 07/01/23	33,708	36,246
Pool# C91128 5.50%, 12/01/27	23,354	25,911
Pool# D98252 5.00%, 08/01/29	2,947	3,235
Pool# G30698 5.00%, 07/01/31	158,280	173,737
Pool# C69707 5.50%, 08/01/32	7,134	7,982
Pool# A14186 5.50%, 10/01/33	979	1,086
Pool# C01674 5.50%, 11/01/33	13,233	14,872
Pool# A24611 4.50%, 06/01/34	4,185	4,564
Pool# A23854 5.50%, 06/01/34	10,553	11,864
Pool# G08084 4.50%, 10/01/35	46,307	50,451
Pool# A39572 5.00%, 11/01/35	47,893	52,870
Pool# A39584 5.50%, 11/01/35	28,560	31,939
Pool# A41399 5.50%, 12/01/35	156,929	174,189
Pool# A49058 5.50%, 05/01/36	101,624	112,753
Pool# A52983 5.50%, 10/01/36	75,055	83,545
Pool# A61562 5.50%, 10/01/36	398,493	445,575
Pool# G02379 6.00%, 10/01/36	9,407	10,769
Pool# A57475 5.50%, 02/01/37	2,522	2,820
Pool# G02561 5.50%, 02/01/37	42,683	47,734
Pool# A58420 5.50%, 03/01/37	5,312	5,910
Pool# G03400 5.50%, 03/01/37	155,797	174,195
Pool# A60064 5.50%, 04/01/37	83,206	92,855
Pool# G02791 5.50%, 04/01/37	3,720	4,160
Pool# A60070 5.00%, 05/01/37	2,297	2,533
Pool# G05521 5.50%, 05/01/37	1,044,288	1,180,923
Pool# G02976 5.50%, 06/01/37	33,139	37,087
Pool# G08204 5.50%, 06/01/37	7,036	7,875
Pool# G08210 6.00%, 07/01/37	75,622	86,017
Pool# A65518 6.00%, 09/01/37	60,485	68,844
Pool# A68546 5.50%, 11/01/37	35,569	39,645
Pool# G03432 5.50%, 11/01/37	41,710	46,659
Pool# A69653 5.50%, 12/01/37	11,424	12,718
Pool# A70591 5.50%, 12/01/37	55,664	62,058
Pool# G03616 6.00%, 12/01/37	17,862	20,254
Pool# A71374 5.50%, 01/01/38	13,371	14,845
Pool# A71604 5.50%, 01/01/38	183,338	204,571
Pool# A72378 5.50%, 01/01/38	131,872	146,358
Pool# G03927 5.50%, 01/01/38	10,111	11,309
Pool# A73996 5.50%, 02/01/38	256,738	286,403
Pool# G03812 5.50%, 02/01/38	619,084	693,156
Pool# G03964 5.50%, 02/01/38	63,268	70,917
Pool# A72499 6.00%, 02/01/38	8,836	10,005
Pool# A75432 5.50%, 03/01/38	108,166	120,011
Pool# G04220 5.50%, 03/01/38	16,154	18,080
Pool# G08256 5.50%, 03/01/38	8,312	9,306
Pool# G04156 6.00%, 03/01/38	16,967	19,324
Pool# A75830 5.50%, 04/01/38	137,174	154,902
Pool# A76127 5.50%, 04/01/38	246,810	274,650
Pool# A76483 5.50%, 04/01/38	134,391	150,078
Pool# G04248 5.50%, 04/01/38	127,236	142,402
Pool# G08263 5.50%, 04/01/38	10,335	11,578
Pool# A76211 6.00%, 04/01/38	2,562	2,914
Pool# G04287 5.00%, 05/01/38	88,425	97,061
Pool# A76939 5.50%, 05/01/38	7,266	8,062
Pool# A77057 5.50%, 05/01/38	11,739	13,100
Pool# A77208 5.50%, 05/01/38	16,984	18,927
Pool# A77796 5.50%, 05/01/38	384,759	426,921
Pool# G04305 5.50%, 05/01/38	218,325	244,754
Pool# A77648 5.50%, 06/01/38	9,182	10,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A77937 5.50%, 06/01/38	$58,720	$65,171
Pool# A78624 5.50%, 06/01/38	83,407	93,119
Pool# G04359 5.50%, 06/01/38	183,715	205,516
Pool# G04458 5.50%, 06/01/38	51,053	57,103
Pool# A78076 6.00%, 06/01/38	26,541	30,107
Pool# A78454 6.00%, 06/01/38	13,614	15,488
Pool# A78982 5.50%, 07/01/38	28,488	31,703
Pool# A79018 5.50%, 07/01/38	59,095	65,953
Pool# A79509 5.50%, 07/01/38	8,150	9,140
Pool# A79806 5.50%, 07/01/38	6,277	6,993
Pool# A79816 5.50%, 07/01/38	15,750	17,474
Pool# G04471 5.50%, 07/01/38	53,106	59,290
Pool# G05956 5.50%, 07/01/38	737,286	825,397
Pool# A80779 5.50%, 08/01/38	48,030	53,480
Pool# G04817 5.00%, 09/01/38	151,493	166,287
Pool# A81743 5.50%, 09/01/38	27,424	30,427
Pool# A82093 5.50%, 09/01/38	36,651	41,143
Pool# A82207 5.50%, 09/01/38	1,165	1,296
Pool# A82609 5.50%, 09/01/38	15,501	17,198
Pool# A82656 5.50%, 10/01/38	6,182	6,886
Pool# A82703 5.50%, 10/01/38	5,970	6,654
Pool# G04847 5.50%, 10/01/38	70,712	79,145
Pool# G05979 5.50%, 10/01/38	15,332	17,160
Pool# A82757 5.50%, 11/01/38	132,691	147,785
Pool# A82787 5.50%, 11/01/38	572,927	637,378
Pool# A83032 5.50%, 11/01/38	19,018	21,131
Pool# A83066 5.50%, 11/01/38	2,098	2,328
Pool# A83071 5.50%, 11/01/38	2,405	2,668
Pool# A83596 5.50%, 12/01/38	55,973	62,148
Pool# G05337 5.50%, 12/01/38	263,043	295,331
Pool# G08314 5.50%, 01/01/39	37,461	41,765
Pool# G08331 4.50%, 02/01/39	6,918	7,522
Pool# G08323 5.00%, 02/01/39	171,812	188,591
Pool# A84417 5.50%, 02/01/39	85,687	95,110
Pool# G05300 5.50%, 02/01/39	10,094	11,281
Pool# A84655 4.50%, 03/01/39	456,493	496,363
Pool# G05841 5.50%, 04/01/39	19,762	21,994
Pool# A86955 4.50%, 06/01/39	338,880	368,241
Pool# A86968 4.50%, 06/01/39	41,254	44,790
Pool# G05472 4.50%, 06/01/39	12,547	13,640
Pool# G05484 4.50%, 06/01/39	492,287	535,132
Pool# A87250 5.00%, 06/01/39	316,391	350,624
Pool# A87679 5.00%, 08/01/39	271,879	298,833
Pool# G07021 5.00%, 09/01/39	371,279	407,598
Pool# A89385 4.50%, 10/01/39	14,218	15,470
Pool# G05684 5.50%, 10/01/39	125,395	140,185
Pool# G06020 5.50%, 12/01/39	665,527	744,102
Pool# V80890 5.50%, 12/01/39	381,075	424,143
Pool# G05813 6.00%, 12/01/39	34,403	39,128
Pool# G05923 5.50%, 02/01/40	77,810	87,085
Pool# G06031 5.50%, 03/01/40	25,847	28,939
Pool# A91997 5.00%, 04/01/40	112,284	123,980
Pool# G05849 4.50%, 05/01/40	794,310	865,264
Pool# G06193 5.50%, 05/01/40	111,726	125,036
Pool# A92458 5.00%, 06/01/40	51,948	57,359
Pool# G08402 5.00%, 06/01/40	170,695	188,475
Pool# A92764 5.50%, 06/01/40	57,177	64,134
Pool# C03486 4.50%, 07/01/40	9,205	10,031
Pool# G06412 5.50%, 07/01/40	1,399,486	1,563,213
Pool# C03531 4.00%, 10/01/40	1,512,834	1,618,705
Pool# A94833 4.00%, 11/01/40	4,422,552	4,776,332
Pool# A95230 4.00%, 12/01/40	1,626,702	1,754,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A96634 4.50%, 02/01/41	$349,265	$380,552
Pool# A97942 4.50%, 04/01/41	326,387	355,625
Pool# G08443 4.50%, 04/01/41	1,128,284	1,231,910
Pool# Q00876 4.50%, 05/01/41	1,569,110	1,710,020
Pool# Q00950 5.00%, 05/01/41	853,674	938,423
Pool# Q01212 4.50%, 06/01/41	730,512	796,119
Pool# Q01198 5.50%, 06/01/41	31,894	35,415
Pool# G06956 4.50%, 08/01/41	1,428,500	1,559,714
Pool# Q03043 4.50%, 09/01/41	362,214	393,936
Pool# Z40047 4.00%, 10/01/41	411,607	440,260
Pool# Q06344 4.00%, 02/01/42	3,666,831	3,938,933
Pool# G08479 3.50%, 03/01/42	536,752	562,571
Pool# Q08997 3.50%, 06/01/42	1,058,805	1,112,855
Pool# Q09004 3.50%, 06/01/42	840,670	880,993
Pool# C04008 4.00%, 06/01/42	1,566,695	1,676,921
Pool# C09004 3.50%, 07/01/42	1,236,260	1,295,560
Pool# G08500 3.50%, 07/01/42	747,811	783,680
Pool# G07083 4.00%, 07/01/42	519,849	560,104
Pool# Z40054 4.00%, 07/01/42	509,073	544,560
Pool# Q09896 3.50%, 08/01/42	666,377	698,342
Pool# Q11095 3.50%, 09/01/42	531,736	557,242
Pool# Q11348 3.50%, 09/01/42	1,899,769	1,990,903
Pool# Q12143 3.50%, 10/01/42	352,642	369,557
Pool# G07155 4.00%, 10/01/42	912,462	975,452
Pool# Q13765 4.00%, 12/01/42	509,469	551,645
Pool# Q16893 3.50%, 04/01/43	505,355	531,929
Pool# Q17389 3.50%, 04/01/43	1,285,684	1,354,005
Pool# Q18305 3.50%, 05/01/43	474,457	497,213
Pool# Q19476 3.50%, 06/01/43	586,473	614,450
Pool# Q19480 4.00%, 06/01/43	4,125,525	4,430,714
Pool# G07459 3.50%, 08/01/43	1,331,263	1,394,859
Pool# G08541 3.50%, 08/01/43	1,222,186	1,280,358
Pool# Q20857 3.50%, 08/01/43	985,503	1,042,549
Pool# Q20860 3.50%, 08/01/43	411,712	431,310
Pool# Q20680 4.00%, 10/01/43	626,409	669,003
Pool# V80509 4.00%, 10/01/43	594,540	636,826
Pool# G07508 4.50%, 10/01/43	467,775	508,921
Pool# V80589 4.50%, 10/01/43	221,916	241,492
Pool# V80596 4.50%, 10/01/43	245,013	266,366
Pool# G08558 4.00%, 11/01/43	314,540	335,924
Pool# C09051 4.50%, 11/01/43	277,654	301,949
Pool# G08559 4.50%, 11/01/43	1,721,026	1,872,242
Pool# Q22805 4.50%, 11/01/43	141,874	154,377
Pool# Q23044 4.50%, 11/01/43	509,592	553,820
Pool# G08568 4.50%, 01/01/44	116,381	126,515
Pool# C09059 4.50%, 03/01/44	1,359,489	1,478,356
Pool# G07763 4.50%, 03/01/44	492,742	537,810
Pool# G08578 4.50%, 03/01/44	2,738,918	2,978,385
Pool# G08582 4.00%, 04/01/44	482,749	515,483
Pool# Q26367 4.00%, 05/01/44	271,122	291,153
Pool# G08587 4.50%, 05/01/44	1,100,317	1,196,370
Pool# G08593 4.50%, 06/01/44	2,369,523	2,575,829
Pool# G08596 4.50%, 07/01/44	2,087,152	2,269,141
Pool# Q27377 4.50%, 07/01/44	1,266,117	1,377,376
Pool# G08601 4.00%, 08/01/44	962,178	1,027,402
Pool# Q27903 4.00%, 08/01/44	1,985,243	2,121,682
Pool# G07964 5.00%, 08/01/44	611,260	676,908
Pool# G08609 3.50%, 10/01/44	1,199,485	1,256,577
Pool# Q29916 4.00%, 11/01/44	1,842,573	1,968,667
Pool# Q29946 4.50%, 11/01/44	69,939	75,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C09070 4.00%, 12/01/44	$783,692	$836,817
Pool# G08621 4.50%, 12/01/44	723,336	786,635
Pool# Q30149 4.50%, 12/01/44	100,660	109,282
Pool# G08627 3.50%, 02/01/45	1,515,354	1,587,480
Pool# C09071 4.00%, 02/01/45	2,532,513	2,704,511
Pool# G07961 3.50%, 03/01/45	1,315,832	1,382,878
Pool# G08633 4.00%, 03/01/45	5,391,046	5,757,741
Pool# Q32070 4.00%, 03/01/45	1,498,937	1,600,660
Pool# G08636 3.50%, 04/01/45	4,255,401	4,457,947
Pool# G08637 4.00%, 04/01/45	1,767,384	1,887,691
Pool# G08642 4.00%, 05/01/45	2,595,908	2,772,746
Pool# Q35164 4.00%, 05/01/45	1,484,357	1,584,978
Pool# G08657 4.50%, 07/01/45	185,575	201,535
Pool# G08659 3.50%, 08/01/45	1,443,828	1,512,550
Pool# V81873 4.00%, 08/01/45	560,075	598,344
Pool# G08676 3.50%, 11/01/45	3,253,536	3,408,396
Pool# Q37023 4.00%, 11/01/45	3,003,664	3,209,063
Pool# G08681 3.50%, 12/01/45	1,411,450	1,478,631
Pool# Q38470 4.00%, 01/01/46	1,311,409	1,402,261
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 04/15/46	7,580,000	7,934,438
4.00%, 04/15/46	16,720,000	17,844,681
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	97,920	101,012
Pool# 626012 5.00%, 01/01/17	21,395	22,071
Pool# 630920 5.00%, 02/01/17	11,320	11,678
Pool# 669089 5.00%, 10/01/17	25,116	25,909
Pool# 555092 5.00%, 12/01/17	370,371	382,181
Pool# 709835 5.00%, 06/01/18	313,943	325,257
Pool# 730339 5.00%, 09/01/18	168,224	174,195
Pool# 687533 5.00%, 11/01/18	58,243	60,106
Pool# 748029 5.00%, 12/01/18	3,763	3,898
Pool# 770160 5.00%, 04/01/19	498,054	515,348
Pool# 845488 5.00%, 06/01/21	2,555	2,660
Pool# 969941 5.00%, 03/01/23	28,282	29,794
Pool# 254690 5.50%, 04/01/23	98,613	110,514
Pool# 982885 5.00%, 05/01/23	8,622	9,270
Pool# 254797 5.00%, 06/01/23	286,039	316,154
Pool# 975884 5.00%, 06/01/23	3,165	3,371
Pool# 254764 5.50%, 06/01/23	203,841	228,441
Pool# 987214 5.00%, 07/01/23	1,406	1,510
Pool# 976243 5.00%, 08/01/23	5,877	6,322
Pool# 987456 5.00%, 08/01/23	12,189	12,719
Pool# 965102 5.00%, 09/01/23	2,404	2,482
Pool# 988300 5.00%, 09/01/23	8,010	8,270
Pool# 254911 5.00%, 10/01/23	53,387	59,008
Pool# 254985 5.00%, 11/01/23	704,570	778,749
Pool# 255582 5.00%, 01/01/25	3,557	3,931
Pool# 255627 5.00%, 02/01/25	351,015	387,971
Pool# 255667 5.00%, 03/01/25	4,741	5,241
Pool# 256170 5.00%, 03/01/26	543,613	600,846
Pool# 256639 5.00%, 02/01/27	422,245	466,701
Pool# 256640 5.50%, 03/01/27	31,517	35,320
Pool# 256676 5.50%, 04/01/27	29,412	32,961
Pool# 256820 5.00%, 07/01/27	293,694	324,615
Pool# 256896 5.50%, 09/01/27	23,700	26,560
Pool# 257075 5.50%, 02/01/28	27,483	30,996
Pool# 257282 5.50%, 07/01/28	150,343	168,487
Pool# 257367 5.50%, 09/01/28	49,465	55,435
Pool# 257451 5.50%, 11/01/28	11,789	13,211
Pool# 995477 5.50%, 01/01/29	33,596	37,650
Pool# 930997 4.50%, 04/01/29	163,896	178,216
Pool# AL0869 4.50%, 06/01/29	89,209	97,004

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA0097 5.00%, 06/01/29	$97,744	$108,035
Pool# MA0130 5.00%, 07/01/29	602,315	665,729
Pool# AS3118 3.00%, 08/01/29	2,197,906	2,297,583
Pool# MA2124 3.00%, 12/01/29	1,835,488	1,918,322
Pool# AS4466 3.00%, 02/01/30	1,679,029	1,760,838
Pool# AX9538 3.00%, 02/01/30	2,234,544	2,342,237
Pool# AS4855 2.50%, 04/01/30	1,369,695	1,407,392
Pool# AS4877 3.00%, 04/01/30	1,312,679	1,371,919
Pool# 932716 5.00%, 04/01/30	20,942	23,164
Pool# MA0436 5.50%, 04/01/30	73,298	82,399
Pool# AY0990 2.50%, 05/01/30	1,542,803	1,585,265
Pool# AL6763 3.00%, 05/01/30	1,360,747	1,424,369
Pool# AY4218 3.00%, 05/01/30	1,646,935	1,721,260
Pool# AS5240 3.00%, 06/01/30	1,631,469	1,705,096
Pool# AD7853 4.50%, 06/01/30	459,477	502,714
Pool# AZ0881 2.50%, 07/01/30	1,786,266	1,835,429
Pool# AZ0886 3.00%, 07/01/30	1,314,614	1,373,941
Pool# AL6317 5.00%, 09/01/30	663,357	733,198
Pool# AL7801 2.50%, 11/01/30	2,696,336	2,775,923
Pool# 676643 5.00%, 01/01/33	131,766	146,497
Pool# 720679 5.00%, 06/01/33	10,819	11,987
Pool# 310100 5.00%, 08/01/33	278,632	309,695
Pool# 738166 5.00%, 09/01/33	3,194	3,549
Pool# 725027 5.00%, 11/01/33	351,077	390,197
Pool# 745944 5.00%, 12/01/33	102,104	113,491
Pool# 725422 5.00%, 04/01/34	69,393	77,141
Pool# 985615 5.50%, 04/01/34	248,211	280,882
Pool# 794978 5.50%, 10/01/34	72,125	81,380
Pool# 801596 5.50%, 10/01/34	81,834	92,083
Pool# AC2387 5.00%, 01/01/35	11,690	12,921
Pool# 735141 5.50%, 01/01/35	508,254	575,507
Pool# AD0308 5.00%, 03/01/35	726,541	807,573
Pool# 735382 5.00%, 04/01/35	167,078	185,381
Pool# 735403 5.00%, 04/01/35	562,766	624,130
Pool# 255706 5.50%, 05/01/35	4,169	4,723
Pool# 735578 5.00%, 06/01/35	293,324	325,271
Pool# 735581 5.00%, 06/01/35	1,571,913	1,745,161
Pool# 735795 5.00%, 06/01/35	940,854	1,044,916
Pool# 735667 5.00%, 07/01/35	7,932	8,814
Pool# 826201 5.00%, 07/01/35	54,325	60,249
Pool# 190360 5.00%, 08/01/35	622,638	689,915
Pool# 310099 5.00%, 08/01/35	1,951,102	2,165,058
Pool# 825753 5.50%, 08/01/35	25,751	28,858
Pool# 834657 5.50%, 08/01/35	4,593	5,189
Pool# 836018 5.50%, 09/01/35	1,679	1,881
Pool# 735893 5.00%, 10/01/35	298,595	330,920
Pool# 835482 5.50%, 10/01/35	16,700	18,853
Pool# 863626 5.50%, 12/01/35	52,662	59,017
Pool# 745275 5.00%, 02/01/36	281,957	312,521
Pool# 745343 5.50%, 03/01/36	279,976	316,504
Pool# 865972 5.50%, 03/01/36	35,964	40,501
Pool# 891588 5.50%, 05/01/36	95,138	106,666
Pool# 885808 5.50%, 06/01/36	1,620	1,815
Pool# 885367 5.00%, 07/01/36	1,734	1,917
Pool# 745826 6.00%, 07/01/36	7,551	8,612
Pool# AI6495 5.00%, 09/01/36	635,016	705,362
Pool# 897267 5.50%, 10/01/36	38,427	43,245
Pool# 899215 6.00%, 10/01/36	27,771	31,701
Pool# 310107 5.00%, 11/01/36	115,485	127,966
Pool# 831922 5.50%, 11/01/36	6,172	6,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 256513 5.50%, 12/01/36	$32,576	$36,605
Pool# 902752 5.50%, 12/01/36	4,091	4,599
Pool# 903013 5.50%, 12/01/36	75,235	84,522
Pool# 920078 5.50%, 12/01/36	9,970	11,183
Pool# 906869 6.00%, 12/01/36	88,500	100,844
Pool# 967685 5.50%, 01/01/37	45,498	50,989
Pool# 888222 6.00%, 02/01/37	23,602	26,933
Pool# 910242 5.00%, 03/01/37	3,846	4,251
Pool# 914049 6.00%, 03/01/37	129,706	147,964
Pool# 914752 5.50%, 04/01/37	23,002	25,805
Pool# 918011 5.00%, 05/01/37	103,177	114,040
Pool# 897640 5.50%, 05/01/37	33,747	37,820
Pool# 899528 5.50%, 05/01/37	58,473	65,804
Pool# 917988 6.00%, 05/01/37	20,822	23,727
Pool# 937788 5.00%, 06/01/37	1,390	1,536
Pool# 899562 5.50%, 06/01/37	19,522	21,878
Pool# 918516 5.50%, 06/01/37	403,498	454,183
Pool# 918659 5.50%, 06/01/37	111,604	125,336
Pool# 918662 5.50%, 06/01/37	334,409	375,589
Pool# 915639 6.00%, 06/01/37	73,722	84,005
Pool# 939984 6.00%, 06/01/37	67,368	76,792
Pool# 256822 5.00%, 07/01/37	2,627	2,903
Pool# 938175 5.50%, 07/01/37	9,447	10,587
Pool# 899598 6.00%, 07/01/37	6,458	7,359
Pool# 928483 6.00%, 07/01/37	27,074	30,850
Pool# 942052 6.00%, 07/01/37	28,330	32,344
Pool# 944526 6.00%, 07/01/37	8,650	9,856
Pool# 942290 5.50%, 08/01/37	26,862	30,209
Pool# 945218 5.50%, 08/01/37	5,477	6,138
Pool# AA0920 5.50%, 08/01/37	1,507,721	1,697,229
Pool# 936895 6.00%, 08/01/37	2,346	2,673
Pool# 888638 5.50%, 09/01/37	49,147	55,260
Pool# 952277 5.50%, 09/01/37	1,254	1,406
Pool# 952276 6.00%, 09/01/37	126,958	144,787
Pool# 933131 5.50%, 10/01/37	24,291	27,222
Pool# 943640 5.50%, 10/01/37	1,808	2,029
Pool# 946923 6.00%, 10/01/37	74,583	85,095
Pool# 955770 6.00%, 10/01/37	7,644	8,721
Pool# 952372 5.50%, 11/01/37	282,036	316,073
Pool# 960117 5.50%, 11/01/37	782	876
Pool# 933166 6.00%, 11/01/37	140,865	160,513
Pool# 956411 6.00%, 11/01/37	13,770	15,705
Pool# 959983 6.00%, 11/01/37	48,357	55,101
Pool# 959454 5.50%, 12/01/37	61,673	69,116
Pool# 967254 5.50%, 12/01/37	51,178	57,355
Pool# 977077 5.50%, 12/01/37	121,834	137,929
Pool# 929018 6.00%, 12/01/37	24,385	27,813
Pool# 966419 6.00%, 12/01/37	35,462	40,501
Pool# 961181 5.50%, 01/01/38	16,896	18,935
Pool# 961256 5.50%, 01/01/38	44,709	50,286
Pool# 961311 5.50%, 01/01/38	47,400	53,120
Pool# 966664 5.50%, 01/01/38	174,020	195,718
Pool# 961348 6.00%, 01/01/38	104,870	119,498
Pool# 965719 6.00%, 01/01/38	17,674	20,139
Pool# 952055 5.00%, 02/01/38	243,466	269,099
Pool# 961655 5.00%, 02/01/38	189,015	208,915
Pool# 960048 5.50%, 02/01/38	2,058	2,306
Pool# 969757 5.50%, 02/01/38	2,071	2,326
Pool# 969776 5.50%, 02/01/38	69,001	77,328
Pool# 972404 5.50%, 02/01/38	17,697	19,961
Pool# 972701 5.50%, 02/01/38	24,099	27,100
Pool# 961980 5.00%, 03/01/38	300,056	331,647

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 953613 5.50%, 03/01/38	$3,921	$4,398
Pool# 961849 5.50%, 03/01/38	29,859	33,588
Pool# 962344 5.50%, 03/01/38	402,114	451,503
Pool# 962371 5.50%, 03/01/38	32,198	36,135
Pool# 973775 5.50%, 03/01/38	40,201	45,162
Pool# 973794 5.50%, 03/01/38	73,258	82,189
Pool# 974674 5.50%, 03/01/38	34,118	38,395
Pool# 975186 5.50%, 03/01/38	77,386	86,764
Pool# 961992 6.00%, 03/01/38	68,704	78,444
Pool# 974532 5.00%, 04/01/38	21,528	23,794
Pool# 974965 5.00%, 04/01/38	252,690	279,294
Pool# 976913 5.00%, 04/01/38	146,114	161,497
Pool# 979504 5.00%, 04/01/38	45,964	50,803
Pool# 933777 5.50%, 04/01/38	9,920	11,138
Pool# 973726 6.00%, 04/01/38	97,667	111,290
Pool# 969268 5.50%, 05/01/38	2,934	3,288
Pool# 970232 5.50%, 05/01/38	5,628	6,308
Pool# 975049 5.50%, 05/01/38	96,564	108,218
Pool# 975127 5.50%, 05/01/38	312,935	350,701
Pool# 983284 5.50%, 05/01/38	380,344	426,245
Pool# 995048 5.50%, 05/01/38	97,271	109,385
Pool# 889509 6.00%, 05/01/38	44,436	50,774
Pool# 889579 6.00%, 05/01/38	69,559	79,325
Pool# 984000 5.00%, 06/01/38	39,368	44,087
Pool# 929594 5.50%, 06/01/38	500,310	563,421
Pool# 963774 5.50%, 06/01/38	114,467	128,281
Pool# 963958 5.50%, 06/01/38	1,047	1,173
Pool# 976213 5.50%, 06/01/38	7,727	8,693
Pool# 979984 5.50%, 06/01/38	38,486	43,131
Pool# 985559 5.50%, 06/01/38	78,063	87,484
Pool# 985731 5.50%, 06/01/38	21,256	23,821
Pool# 986519 5.50%, 06/01/38	5,477	6,144
Pool# 995018 5.50%, 06/01/38	85,828	96,426
Pool# 929714 5.50%, 07/01/38	317,916	357,401
Pool# 929737 5.50%, 07/01/38	2,269	2,553
Pool# 934333 5.50%, 07/01/38	146,413	164,083
Pool# 934351 5.50%, 07/01/38	19,816	22,207
Pool# 963975 5.50%, 07/01/38	64,630	72,680
Pool# 986245 5.50%, 07/01/38	7,737	8,671
Pool# 986999 5.50%, 07/01/38	73,239	82,077
Pool# 889962 5.50%, 08/01/38	237,053	265,966
Pool# 929824 5.50%, 08/01/38	41,108	46,261
Pool# 964970 5.50%, 08/01/38	24,012	26,964
Pool# 975697 5.50%, 08/01/38	9,566	10,720
Pool# 986062 5.50%, 08/01/38	6,840	7,694
Pool# 925973 6.00%, 08/01/38	18,419	20,988
Pool# 983378 6.00%, 08/01/38	41,037	46,761
Pool# 889995 5.50%, 09/01/38	319,771	359,180
Pool# 970818 5.50%, 09/01/38	58,940	66,384
Pool# 986938 5.50%, 09/01/38	9,118	10,218
Pool# 970650 5.50%, 10/01/38	75,905	85,065
Pool# 990786 5.50%, 10/01/38	33,765	38,033
Pool# 992471 5.50%, 10/01/38	2,019	2,263
Pool# 930071 6.00%, 10/01/38	248,587	283,260
Pool# 991002 6.00%, 10/01/38	3,974	4,528
Pool# 992035 6.00%, 10/01/38	5,871	6,690
Pool# 934645 5.50%, 11/01/38	65,072	72,993
Pool# 934665 5.50%, 11/01/38	36,162	40,526
Pool# 970809 5.50%, 11/01/38	27,158	30,545
Pool# 985805 5.50%, 11/01/38	92,673	104,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 987994 5.50%, 11/01/38	$35,221	$39,541
Pool# 994637 5.50%, 11/01/38	306,233	343,771
Pool# 995759 5.50%, 11/01/38	487,271	548,900
Pool# AB0131 5.00%, 12/01/38	17,401	19,363
Pool# 930253 5.50%, 12/01/38	102,894	115,372
Pool# 934249 5.50%, 12/01/38	18,832	21,105
Pool# 970929 5.50%, 12/01/38	77,450	86,996
Pool# 991434 5.50%, 12/01/38	29,055	32,650
Pool# 992676 5.50%, 12/01/38	23,947	26,925
Pool# 992944 5.50%, 12/01/38	64,326	72,089
Pool# 993055 5.50%, 12/01/38	35,030	39,258
Pool# AA0694 5.50%, 12/01/38	53,528	59,988
Pool# AD0385 5.50%, 12/01/38	35,406	39,743
Pool# 934231 5.00%, 01/01/39	3,881	4,289
Pool# 995245 5.00%, 01/01/39	521,682	576,606
Pool# 890294 5.50%, 01/01/39	169,137	189,975
Pool# 993100 5.50%, 01/01/39	31,385	35,312
Pool# 993111 5.50%, 01/01/39	26,354	29,534
Pool# AA0187 5.50%, 01/01/39	23,564	26,408
Pool# AA0729 5.50%, 02/01/39	410,076	461,699
Pool# AA1638 5.50%, 02/01/39	17,340	19,432
Pool# AD0306 5.50%, 03/01/39	12,069	13,571
Pool# AA4463 4.50%, 04/01/39	153,451	167,036
Pool# 995951 5.00%, 04/01/39	47,680	52,700
Pool# 935063 5.50%, 04/01/39	134,994	151,286
Pool# 995845 5.50%, 04/01/39	1,719	1,933
Pool# 935075 6.00%, 04/01/39	21,644	24,663
Pool# 995894 6.00%, 04/01/39	275,109	313,482
Pool# AB0733 4.50%, 06/01/39	160,524	174,898
Pool# 995862 5.00%, 07/01/39	83,744	92,561
Pool# AL0070 5.00%, 07/01/39	69,658	76,992
Pool# AC0017 5.50%, 09/01/39	16,335	18,391
Pool# AD0638 6.00%, 09/01/39	82,498	94,277
Pool# AL2875 5.00%, 11/01/39	309,376	341,948
Pool# 190399 5.50%, 11/01/39	11,406	12,841
Pool# 932586 4.50%, 03/01/40	1,132,640	1,236,089
Pool# AD1656 4.50%, 03/01/40	440,757	480,960
Pool# MA0389 5.50%, 04/01/40	55,118	62,151
Pool# 190404 4.50%, 05/01/40	188,992	206,229
Pool# AL0071 5.00%, 05/01/40	170,652	188,619
Pool# AB1316 5.50%, 05/01/40	135,557	152,522
Pool# AL0015 5.50%, 05/01/40	733,070	822,499
Pool# AB1149 5.00%, 06/01/40	212,394	235,440
Pool# AD6438 5.00%, 06/01/40	14,150	15,688
Pool# AD7849 5.00%, 06/01/40	346,401	384,041
Pool# AD7128 4.50%, 07/01/40	14,100	15,386
Pool# AB1259 5.00%, 07/01/40	792,598	878,260
Pool# AC9032 5.00%, 07/01/40	10,677	11,820
Pool# AD6856 5.00%, 07/01/40	7,403	8,212
Pool# AB1335 4.50%, 08/01/40	337,975	368,922
Pool# AB1389 4.50%, 08/01/40	845,565	922,401
Pool# AD8529 4.50%, 08/01/40	1,468,962	1,603,308
Pool# AE0271 5.00%, 08/01/40	1,303,187	1,445,329
Pool# AE3251 5.00%, 08/01/40	515,361	571,480
Pool# AD5283 4.50%, 09/01/40	50,208	54,783
Pool# AE0691 4.50%, 10/01/40	121,268	132,124
Pool# AE0803 4.50%, 10/01/40	1,663,462	1,815,272
Pool# AE5471 4.50%, 10/01/40	11,594	12,654
Pool# AB1854 4.50%, 11/01/40	372,601	406,103
Pool# AE2691 4.50%, 12/01/40	3,057,211	3,336,790
Pool# AH1560 4.00%, 01/01/41	613,308	657,218
Pool# AE0725 4.50%, 01/01/41	153,534	167,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL0791 4.00%, 02/01/41	$777,554	$839,926
Pool# AE0984 4.50%, 02/01/41	35,678	38,937
Pool# AL5782 5.50%, 03/01/41	651,996	734,153
Pool# AH4038 4.50%, 04/01/41	753,916	825,427
Pool# AH9471 4.50%, 04/01/41	750,276	819,967
Pool# AI0213 4.50%, 04/01/41	328,535	358,517
Pool# AI1193 4.50%, 04/01/41	146,375	159,769
Pool# AL0065 4.50%, 04/01/41	1,348,662	1,472,020
Pool# AI0706 5.00%, 04/01/41	196,780	217,518
Pool# AI2468 4.50%, 05/01/41	1,236,227	1,349,206
Pool# AB3193 4.50%, 06/01/41	309,825	337,521
Pool# AI3506 4.50%, 06/01/41	50,948	55,786
Pool# AI4211 4.50%, 06/01/41	607,266	661,849
Pool# AI8193 4.50%, 08/01/41	1,116,893	1,218,836
Pool# AI8194 4.50%, 08/01/41	1,076,113	1,174,070
Pool# 890603 5.00%, 08/01/41	25,864	28,587
Pool# AB3505 4.00%, 09/01/41	2,460,938	2,658,310
Pool# AJ1230 4.50%, 09/01/41	715,550	781,132
Pool# AJ1414 4.50%, 09/01/41	621,720	676,041
Pool# AJ1416 4.50%, 09/01/41	1,038,342	1,132,980
Pool# AJ0473 5.00%, 09/01/41	276,073	305,169
Pool# AL5616 5.50%, 09/01/41	365,056	410,320
Pool# AL1319 4.50%, 10/01/41	258,397	281,834
Pool# AJ5269 4.00%, 11/01/41	3,927,832	4,208,613
Pool# AL1431 4.50%, 11/01/41	2,767,221	3,017,862
Pool# AL1547 4.50%, 11/01/41	175,657	191,568
Pool# AB4102 3.50%, 12/01/41	464,191	487,729
Pool# AJ9278 3.50%, 12/01/41	1,263,712	1,327,893
Pool# AJ7686 4.00%, 12/01/41	4,909,169	5,303,059
Pool# AX5302 4.00%, 01/01/42	1,137,922	1,218,318
Pool# AL1354 4.50%, 01/01/42	2,252,006	2,455,415
Pool# AL4300 4.50%, 01/01/42	585,690	638,810
Pool# AK2415 4.00%, 02/01/42	1,330,631	1,425,834
Pool# AJ6790 4.50%, 02/01/42	179,807	195,538
Pool# AK5699 3.50%, 03/01/42	1,061,186	1,115,187
Pool# AK4520 4.00%, 03/01/42	590,760	633,094
Pool# AK6743 4.00%, 03/01/42	226,541	242,765
Pool# AK6568 3.50%, 04/01/42	1,811,569	1,903,759
Pool# AK6846 3.50%, 04/01/42	1,293,851	1,359,699
Pool# AK9393 3.50%, 04/01/42	1,147,452	1,205,572
Pool# AL4029 4.50%, 04/01/42	555,779	606,447
Pool# AB7733 3.00%, 01/01/43	1,175,986	1,209,015
Pool# AL2897 3.50%, 01/01/43	1,431,031	1,503,864
Pool# AL3714 3.50%, 01/01/43	1,949,621	2,048,821
Pool# AQ9328 3.50%, 01/01/43	325,913	343,164
Pool# AB8931 3.00%, 04/01/43	1,721,258	1,769,460
Pool# AB9046 3.50%, 04/01/43	1,881,807	1,985,678
Pool# AT1001 3.50%, 04/01/43	828,880	875,172
Pool# AT2021 3.50%, 04/01/43	1,584,212	1,668,074
Pool# AT5993 3.00%, 05/01/43	1,828,583	1,879,838
Pool# AB9374 3.50%, 05/01/43	824,685	869,445
Pool# AT7207 3.50%, 06/01/43	2,539,642	2,667,410
Pool# AS0044 3.00%, 07/01/43	1,049,525	1,078,810
Pool# AB9864 3.50%, 07/01/43	700,197	738,847
Pool# AS0331 3.00%, 08/01/43	430,735	442,754
Pool# AU3195 3.00%, 08/01/43	442,432	454,777
Pool# AU3735 3.00%, 08/01/43	2,156,721	2,216,953
Pool# AS0210 3.50%, 08/01/43	2,058,582	2,172,219
Pool# AS0212 3.50%, 08/01/43	2,883,354	3,035,987
Pool# AU0949 3.50%, 08/01/43	1,473,463	1,564,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AU3742 3.50%, 08/01/43	$1,215,191	$1,279,517
Pool# AS0225 4.00%, 08/01/43	4,427,392	4,763,636
Pool# AS0255 4.50%, 08/01/43	3,329,935	3,628,885
Pool# AU0993 4.50%, 08/01/43	130,654	142,089
Pool# AS0263 5.00%, 08/01/43	44,394	49,073
Pool# AS0516 3.00%, 09/01/43	994,633	1,022,335
Pool# AS0358 4.00%, 09/01/43	780,857	842,719
Pool# AS0531 4.00%, 09/01/43	991,302	1,073,157
Pool# AU6857 4.00%, 09/01/43	1,487,837	1,606,975
Pool# AL4069 4.50%, 09/01/43	213,330	232,073
Pool# AS0563 4.50%, 09/01/43	202,979	220,839
Pool# AS0569 4.50%, 09/01/43	538,929	586,613
Pool# AU4229 4.50%, 09/01/43	275,034	300,367
Pool# AU5665 4.50%, 09/01/43	368,012	400,783
Pool# MA1600 3.50%, 10/01/43	2,257,649	2,370,372
Pool# AS0657 4.00%, 10/01/43	1,181,589	1,263,291
Pool# AU4386 4.00%, 10/01/43	585,505	629,828
Pool# AU9029 4.00%, 10/01/43	1,766,043	1,905,960
Pool# AU6939 4.50%, 10/01/43	459,706	499,887
Pool# AU9522 4.50%, 10/01/43	555,913	604,791
Pool# AS0837 5.00%, 10/01/43	1,896,143	2,095,776
Pool# AS1042 4.00%, 11/01/43	380,140	408,327
Pool# AU5057 4.00%, 11/01/43	1,085,518	1,159,739
Pool# AV0691 4.00%, 12/01/43	421,826	455,246
Pool# AL4608 4.50%, 12/01/43	876,662	953,589
Pool# AS1333 4.50%, 12/01/43	2,570,362	2,805,862
Pool# AV0664 4.50%, 12/01/43	1,925,072	2,098,263
Pool# AS1559 4.00%, 01/01/44	2,495,491	2,680,525
Pool# AS1586 4.50%, 01/01/44	649,134	706,116
Pool# AV4104 4.50%, 01/01/44	185,613	201,960
Pool# AV7958 4.50%, 01/01/44	589,397	642,420
Pool# AL5946 5.00%, 01/01/44	914,660	1,010,958
Pool# AS1764 4.00%, 02/01/44	469,003	506,636
Pool# AV2253 4.50%, 02/01/44	133,460	145,186
Pool# AV5049 4.50%, 02/01/44	886,720	964,289
Pool# AV5699 4.50%, 02/01/44	269,997	293,628
Pool# AV8738 5.00%, 02/01/44	47,711	52,947
Pool# AS2075 4.50%, 03/01/44	1,642,344	1,786,530
Pool# AV7114 4.50%, 03/01/44	329,981	358,859
Pool# AW1161 4.50%, 03/01/44	391,900	427,135
Pool# MA1885 5.00%, 03/01/44	111,369	123,095
Pool# AS2117 4.00%, 04/01/44	1,783,558	1,911,092
Pool# AS2322 4.50%, 04/01/44	50,763	55,218
Pool# AW1847 4.50%, 04/01/44	243,148	264,658
Pool# MA1888 4.00%, 05/01/44	623,758	666,407
Pool# AS2358 4.50%, 05/01/44	393,121	427,469
Pool# AW5309 4.50%, 05/01/44	266,270	289,575
Pool# AL5853 5.00%, 05/01/44	1,436,876	1,590,760
Pool# AL5449 4.50%, 06/01/44	359,086	391,483
Pool# AV2799 4.50%, 06/01/44	620,304	675,011
Pool# AW2478 4.50%, 06/01/44	628,366	688,750
Pool# MA1926 4.50%, 06/01/44	1,383,723	1,510,782
Pool# AS2950 4.00%, 07/01/44	113,481	121,240
Pool# AW9189 4.50%, 07/01/44	484,660	527,573
Pool# AL5573 5.00%, 07/01/44	644,126	713,172
Pool# AW8949 5.00%, 07/01/44	213,761	236,297
Pool# AL6223 4.50%, 08/01/44	4,604,558	5,013,501
Pool# AS3467 4.00%, 10/01/44	161,570	172,617
Pool# AS3634 4.00%, 10/01/44	2,355,230	2,516,267
Pool# AX0888 4.00%, 10/01/44	3,142,212	3,358,857
Pool# AX2491 4.00%, 10/01/44	1,344,464	1,439,098
Pool# AX2501 4.00%, 10/01/44	1,831,422	1,956,644

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AS3657 4.50%, 10/01/44	$2,727,457	$2,978,689
Pool# AX4945 4.50%, 10/01/44	324,690	353,099
Pool# AX5921 5.00%, 10/01/44	699,295	773,023
Pool# AS3880 4.50%, 11/01/44	2,373,802	2,582,562
Pool# AS3881 4.50%, 11/01/44	532,136	578,807
Pool# AX7258 5.00%, 11/01/44	418,018	462,090
Pool# AX4902 3.50%, 12/01/44	6,014,378	6,330,881
Pool# AX4245 4.00%, 12/01/44	1,091,412	1,166,037
Pool# AX4873 4.00%, 12/01/44	1,389,942	1,485,933
Pool# AS4304 3.50%, 01/01/45	4,069,113	4,268,359
Pool# AL6432 4.00%, 01/01/45	3,147,486	3,362,692
Pool# MA2145 4.00%, 01/01/45	1,710,976	1,828,092
Pool# AS4515 4.00%, 02/01/45	3,256,825	3,479,528
Pool# AL6307 4.50%, 02/01/45	1,648,898	1,793,735
Pool# AY1306 3.50%, 03/01/45	2,607,433	2,735,107
Pool# AS4630 4.00%, 03/01/45	4,070,382	4,349,729
Pool# MA2229 3.50%, 04/01/45	1,485,993	1,558,755
Pool# AY4205 3.00%, 05/01/45	873,074	896,244
Pool# MA2281 4.50%, 05/01/45	232,904	253,707
Pool# AS5175 3.50%, 06/01/45	2,240,429	2,358,371
Pool# AZ0869 4.00%, 07/01/45	1,743,378	1,867,974
Pool# MA2342 4.00%, 07/01/45	1,179,935	1,261,610
Pool# MA2415 4.00%, 10/01/45	2,427,658	2,596,452
Pool# MA2471 3.50%, 12/01/45	1,133,961	1,189,486
Pool# AS6400 4.00%, 12/01/45	2,012,496	2,156,752
Pool# MA2484 4.00%, 12/01/45	1,913,423	2,046,463
Pool# AS6464 3.50%, 01/01/46	1,739,531	1,831,112
Federal National Mortgage Association Pool TBA 3.00%, 04/25/31	6,595,000	6,888,683
3.50%, 04/25/46	5,645,000	5,918,651
4.00%, 04/25/46	22,780,000	24,339,006
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	21,544	24,312
Pool# 689575 6.50%, 07/15/38	32,403	37,351
Government National Mortgage Association II Pool
Pool# G2 MA0699 3.50%, 01/20/43	2,146,315	2,274,572
Pool# G2 MA2892 3.50%, 06/20/45	220,727	233,572
Pool# G2 MA2961 3.50%, 07/20/45	681,969	721,656
Pool# G2 MA3034 3.50%, 08/20/45	819,528	867,219
Pool# G2 MA3035 4.00%, 08/20/45	144,672	154,789
Pool# G2 MA3105 3.50%, 09/20/45	2,348,242	2,484,895
Pool# G2 MA3106 4.00%, 09/20/45	1,112,066	1,190,029
Pool# G2 MA3174 4.00%, 10/20/45	4,728,888	5,062,019
Pool# G2 MA3245 4.00%, 11/20/45	3,621,960	3,877,545
Pool# G2 MA3311 4.00%, 12/20/45	753,285	806,776
Pool# G2 MA3377 4.00%, 01/20/46	1,984,699	2,125,605
Government National Mortgage Association II Pool TBA 3.50%, 04/15/46	18,060,000	19,087,162
4.00%, 04/15/46	25,430,000	27,183,279

Total U.S. Government Mortgage Backed Agencies (cost $518,088,691)		526,101,819

U.S. Government Sponsored & Agency Obligations 1.1%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,785,059
Federal Home Loan Banks 5.50%, 07/15/36	6,440,000	8,872,085
Federal National Mortgage Association 1.60%, 12/24/20	4,690,000	4,690,281
Tennessee Valley Authority 5.25%, 09/15/39	480,000	612,618
4.63%, 09/15/60	2,693,000	3,058,887

Total U.S. Government Sponsored & Agency Obligations (cost $19,587,392)		20,018,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Bonds 10.1%

	Principal Amount	Market Value
U.S. Treasury Bonds
6.25%, 08/15/23	$3,665,000	$4,864,859
5.50%, 08/15/28	39,535,000	54,982,985
4.50%, 02/15/36	6,995,000	9,597,630
3.88%, 08/15/40	15,465,000	19,383,800
3.00%, 11/15/45	3,550,000	3,832,473
U.S. Treasury Inflation Indexed Bonds
2.00%, 01/15/26(g)	32,135,000	44,909,503
1.75%, 01/15/28(g)	9,835,000	12,895,674
3.88%, 04/15/29(g)	10,415,000	21,484,213
0.75%, 02/15/42(g)	10,780,000	10,969,131

Total U.S. Treasury Bonds (cost $179,621,682)		182,920,268

U.S. Treasury Notes 16.9%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes
1.13%, 01/15/21(g)	7,785,000	9,010,279
0.25%, 01/15/25(g)	35,315,000	35,621,753
U.S. Treasury Notes
0.63%, 12/31/16	29,000,000	29,011,339
0.50%, 03/31/17	24,340,000	24,311,474
0.50%, 04/30/17	35,255,000	35,202,682
0.63%, 05/31/17	111,820,000	111,754,473
3.63%, 08/15/19	3,175,000	3,455,168
2.13%, 12/31/21	7,885,000	8,200,708
1.50%, 02/28/23	27,495,000	27,418,756
2.75%, 02/15/24	20,480,000	22,176,809

Total U.S. Treasury Notes (cost $304,038,592)		306,163,441

Yankee Dollars 0.0%†

	Principal Amount	Market Value
Electrical Equipment 0.0%†
Allegion PLC, 5.88%, 09/15/23	45,000	47,362

Metals & Mining 0.0%†
Teck Resources Ltd., 6.00%, 08/15/40	285,000	159,600

Oil, Gas & Consumable Fuels 0.0%†
Encana Corp. 6.50%, 08/15/34	230,000	195,500
6.63%, 08/15/37	110,000	92,739

		288,239
Total Yankee Dollars (cost $455,171)		495,201

Short-Term Investments 2.3%

	Principal Amount	Market Value
U.S. Government Sponsored & Agency Obligation 2.3%
Federal Home Loan Mortgage Corp., 0.00%, 09/20/16	25,000,000	24,949,825
Federal Home Loan Mortgage Corp. Discount Notes, 0.00%, 02/17/17	17,000,000	16,920,933

Total Short-Term Investments (cost $41,845,677)		41,870,758

Mutual Fund 1.0%

	Shares	Market Value
Money Market Funds 1.0%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.43% (i)	18,030,478	18,030,478

Total Mutual Fund (cost $18,030,478)		18,030,478

Total Investments (cost $1,860,470,427) (j) — 103.2%		1,871,978,019
Liabilities in excess of other assets — (3.2)%		(58,078,418)

NET ASSETS — 100.0%		$1,813,899,601

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $121,628,545 which represents 6.71% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date reflects the next call date.
(d)	Fair valued security.
(e)	Security in default.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2016.
(g)	Principal amounts are not adjusted for inflation.
(h)	PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(i)	Represents 7-day effective yield as of March 31, 2016.
(j)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,863,288,717, tax unrealized appreciation and depreciation were $35,317,664 and $(26,628,362), respectively.
†	Amount rounds to less than 0.1%.Ps

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OAO	Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
TBA	To Be Announced
ULC	Unlimited Liability Company

Currency:
EUR	EURO
MXN	Mexican Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
23	New Zealand Dollar Future	06/13/16	$1,586,080	$29,583
99	U.S. Treasury 10 Year Note	06/21/16	12,908,672	56,884
207	U.S. Treasury 10 Year Ultra Bond	06/21/16	29,135,250	(82,489)
74	U.S. Treasury Long Bond	06/21/16	12,168,375	(49,369)

			$55,798,377	$(45,391)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(141)	EURO FX CURR Future	06/13/16	$20,113,650	$(498,657)
(237)	EURO-BUXL Future	06/08/16	45,452,253	(1,339,403)
(116)	EURO-OAT Future	06/08/16	20,887,110	(409,892)
(490)	Mexican Peso Future	06/13/16	14,085,050	(430,607)
(417)	South African Rand Future	06/13/16	13,943,437	(615,679)
(285)	U.S. Treasury 2 Year Note	06/30/16	62,343,750	(17,473)
(26)	U.S. Treasury 5 Year Note	06/30/16	3,150,266	2,429
(131)	U.S. Treasury Ultra Bond	06/21/16	22,601,594	418,983
(184)	USD 10 Year IRS Future	06/13/16	19,354,500	(233,674)

			$221,931,610	$(3,123,973)

At March 31, 2016, the Fund had $5,667,500 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$58,597,851	$—	$58,597,851
Commercial Mortgage Backed Securities	—	107,941,422	—	107,941,422
Corporate Bonds
Aerospace & Defense	—	104,750	—	104,750
Airlines	—	7,662,392	—	7,662,392
Auto Components	—	406,769	—	406,769
Automobiles	—	35,631,551	—	35,631,551
Banks	—	103,791,535	—	103,791,535
Beverages	—	5,137,787	—	5,137,787
Building Products	—	484,925	—	484,925
Capital Markets	—	37,789,599	—	37,789,599
Chemicals	—	1,496,075	—	1,496,075
Commercial Services & Supplies	—	2,856,485	—	2,856,485
Communications Equipment	—	317,953	—	317,953
Construction & Engineering	—	444,962	—	444,962
Construction Materials	—	208,000	—	208,000
Consumer Finance	—	18,063,688	—	18,063,688
Containers & Packaging	—	1,950,513	—	1,950,513
Distributors	—	1,219,725	—	1,219,725
Diversified Financial Services	—	561,440	—	561,440
Diversified Telecommunication Services	—	64,459,937	—	64,459,937
Electric Utilities	—	15,305,081	—	15,305,081
Electronic Equipment & Instruments	—	284,248	—	284,248
Food & Staples Retailing	—	423,625	—	423,625
Food Products	—	12,276,258	—	12,276,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Gas Utilities	$—	$31,570,626	$—	$31,570,626
Health Care Equipment & Supplies	—	153,563	—	153,563
Health Care Providers & Services	—	23,461,746	—	23,461,746
Hotels, Restaurants & Leisure	—	6,592,367	—	6,592,367
Household Durables	—	2,356,700	—	2,356,700
Industrial Conglomerates	—	6,940,086	—	6,940,086
Information Technology Services	—	12,752,934	—	12,752,934
Insurance	—	17,396,054	—	17,396,054
Internet & Catalog Retail	—	737,960	—	737,960
Internet Software & Services	—	298,378	—	298,378
Machinery	—	1,227,300	—	1,227,300
Media	—	27,032,255	—	27,032,255
Metals & Mining	—	2,270,793	—	2,270,793
Multiline Retail	—	360,000	—	360,000
Multi-Utilities & Unregulated Power	—	2,563,012	—	2,563,012
Oil, Gas & Consumable Fuels	—	16,947,122	—	16,947,122
Paper & Forest Products	—	165,000	—	165,000
Personal Products	—	411,669	—	411,669
Pharmaceuticals	—	24,876,683	—	24,876,683
Real Estate Investment Trusts (REITs)	—	16,201,156	—	16,201,156
Road & Rail	—	6,359,949	—	6,359,949
Semiconductors & Semiconductor Equipment	—	1,207,000	—	1,207,000
Software	—	2,217,181	—	2,217,181
Specialty Retail	—	444,487	—	444,487
Technology Hardware, Storage & Peripherals	—	21,957,905	—	21,957,905
Thrifts & Mortgage Finance	—	315,250	—	315,250
Wireless Telecommunication Services	—	3,022,516	—	3,022,516

Total Corporate Bonds	$—	$540,716,990	$—	$540,716,990

Futures Contracts	507,879	—	—	507,879
Mutual Fund	18,030,478	—	—	18,030,478
Short-Term Investments	—	41,870,758	—	41,870,758
Sovereign Bonds	—	69,120,861	—	69,120,861
U.S. Government Mortgage Backed Agencies	—	526,101,819	—	526,101,819
U.S. Government Sponsored & Agency Obligations	—	20,018,930	—	20,018,930
U.S. Treasury Bonds	—	182,920,268	—	182,920,268
U.S. Treasury Notes	—	306,163,441	—	306,163,441
Yankee Dollars	—	495,201	—	495,201

Total Assets	$18,538,357	$1,853,947,541	$—	$1,872,485,898

Liabilities:
Futures Contracts	$(3,677,243)	$—	$—	$(3,677,243)

Total Liabilities	$(3,677,243)	$—	$—	$(3,677,243)

Total	$14,861,114	$1,853,947,541	$—	$1,868,808,655

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2016, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$507,879

Total		$507,879

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(3,677,243)

Total		$(3,677,243)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 94.5%

	Shares	Market Value
ARGENTINA 0.5%
Internet Software & Services 0.5%
MercadoLibre, Inc.	2,000	$235,700

AUSTRALIA 0.6%
Metals & Mining 0.6%
Syrah Resources Ltd.*	86,926	270,056

BRAZIL 2.2%
Commercial Services & Supplies 0.9%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	45,900	383,474

Diversified Consumer Services 0.3%
Ser Educacional SA(a)	49,900	146,550

Hotels, Restaurants & Leisure 0.6%
CVC Brasil Operadora e Agencia de Viagens SA	58,800	273,751

Transportation Infrastructure 0.4%
Companhia de Concessoes Rodoviarias SA	44,000	171,685

		975,460

CANADA 0.3%
Metals & Mining 0.3%
First Quantum Minerals Ltd.	24,062	126,725

CHILE 1.1%
Banks 0.5%
Itau Corpbanca	22,676,727	207,371

Independent Power and Renewable Electricity Producers 0.6%
Empresa Nacional de Electricidad SA	205,524	285,883

		493,254

CHINA 20.0%
Auto Components 0.6%
Minth Group Ltd.	116,000	270,061

Automobiles 0.5%
Geely Automobile Holdings Ltd.	495,000	245,510

Banks 2.2%
China Merchants Bank Co., Ltd., H Shares	101,500	213,609
Industrial & Commercial Bank of China Ltd., H Shares	1,428,000	799,928

		1,013,537

Building Products 0.5%
China Lesso Group Holdings Ltd.	419,000	225,241

Capital Markets 0.5%
CITIC Securities Co. Ltd., H Shares	103,000	241,642

Electrical Equipment 0.8%
Shanghai Electric Group Co. Ltd., H Shares	398,000	181,779
Zhuzhou CRRC Times Electric Co. Ltd.	34,500	201,632

		383,411

Electronic Equipment, Instruments & Components 0.5%
Hollysys Automation Technologies Ltd.*	11,200	235,760

Food Products 0.4%
China Mengniu Dairy Co., Ltd.	102,946	163,948

Gas Utilities 0.8%
ENN Energy Holdings Ltd.	64,000	351,754

Insurance 2.1%
PICC Property & Casualty Co., Ltd., H Shares	212,000	390,349
Ping An Insurance Group Co. of China Ltd., H Shares	113,000	542,262

		932,611

Internet & Catalog Retail 2.0%
JD.com, Inc., ADR*	15,900	421,350
Vipshop Holdings Ltd., ADR*	35,900	462,392

		883,742

Internet Software & Services 7.4%
Alibaba Group Holding Ltd., ADR*	8,100	640,143
Baidu, Inc., ADR*	4,800	916,224
Bitauto Holdings Ltd., ADR*	5,700	141,303
NetEase, Inc., ADR	2,400	344,592
Tencent Holdings Ltd.	64,400	1,316,618

		3,358,880

Metals & Mining 0.3%
China Hongqiao Group Ltd.	188,500	131,166

Technology Hardware, Storage & Peripherals 0.8%
Lenovo Group Ltd.	460,000	358,513

Water Utilities 0.6%
CT Environmental Group Ltd.	950,000	279,274

		9,075,050

CZECH REPUBLIC 0.4%
Banks 0.4%
Komercni Banka A/S	823	181,645

GERMANY 0.6%
Internet Software & Services 0.6%
Rocket Internet SE*(a)	10,196	284,610

HONG KONG 5.6%
Beverages 0.5%
China Resources Beer Holdings Company Ltd.	120,955	225,297

Construction & Engineering 0.7%
China State Construction International Holdings Ltd.	202,000	301,261

Household Durables 1.0%
Haier Electronics Group Co., Ltd.	98,000	170,856
Techtronic Industries Co., Ltd.	69,000	273,343

		444,199

Insurance 0.4%
China Taiping Insurance Holdings Co. Ltd.*	88,000	193,815

Real Estate Management & Development 0.7%
China Resources Land Ltd.	71,622	183,753
Shimao Property Holdings Ltd.	102,107	151,418

		335,171

Wireless Telecommunication Services 2.3%
China Mobile Ltd.	48,500	537,136
China Mobile Ltd., ADR	8,600	476,870

		1,014,006

		2,513,749

HUNGARY 0.8%
Banks 0.8%
OTP Bank PLC	14,162	355,290

INDIA 9.6%
Auto Components 0.4%
Motherson Sumi Systems Ltd.	45,178	181,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Automobiles 0.9%
Tata Motors Ltd., ADR*	13,500	$392,175

Banks 2.8%
HDFC Bank Ltd., ADR	9,400	579,322
ICICI Bank Ltd., ADR	60,400	432,464
Yes Bank Ltd.	20,597	269,085

		1,280,871

Chemicals 0.6%
UPL Ltd.	38,940	280,951

Construction & Engineering 0.9%
IRB Infrastructure Developers Ltd.	44,742	157,235
Voltas Ltd.	59,272	248,778

		406,013

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	71,735	123,270

Information Technology Services 0.5%
Infosys Ltd., ADR	12,300	233,946

Oil, Gas & Consumable Fuels 1.2%
Bharat Petroleum Corp. Ltd.	21,490	293,380
Coal India Ltd.	57,745	254,485

		547,865

Pharmaceuticals 1.3%
Aurobindo Pharma Ltd.	19,833	223,040
Dr. Reddy’s Laboratories Ltd., ADR	4,700	212,393
Sun Pharmaceutical Industries Ltd.	13,294	164,557

		599,990

Specialty Retail 0.1%
PC Jeweller Ltd.	8,445	46,293

Tobacco 0.6%
ITC Ltd.	56,013	277,523

		4,370,698

INDONESIA 1.9%
Banks 0.7%
Bank Mandiri Tbk PT	397,800	308,857

Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Persero Tbk PT, ADR	6,100	310,186

Food Products 0.4%
Indofood CBP Sukses Makmur Tbk PT	140,372	160,633

Media 0.2%
Media Nusantara Citra Tbk PT	508,939	83,608

		863,284

JERSEY, CHANNEL ISLANDS 0.4%
Metals & Mining 0.4%
Centamin PLC	131,310	166,458

MACAU 0.4%
Hotels, Restaurants & Leisure 0.4%
Sands China Ltd.	47,852	195,352

MALAYSIA 1.3%
Airlines 0.5%
AirAsia Bhd	479,700	225,040

Information Technology Services 0.8%
My EG Services Bhd	632,509	346,978

		572,018

MEXICO 7.2%
Banks 0.6%
Grupo Financiero Banorte SAB de CV, Class O	51,400	289,857

Beverages 1.2%
Arca Continental SAB de CV	39,200	270,974
Fomento Economico Mexicano SAB de CV	28,800	278,046

		549,020

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR	80,091	224,134

Food & Staples Retailing 0.6%
Wal-Mart de Mexico SAB de CV	117,400	278,599

Food Products 1.7%
Gruma SAB de CV, Class B	31,280	495,548
Grupo Bimbo SAB de CV Series A*	86,100	254,505

		750,053

Hotels, Restaurants & Leisure 0.7%
Alsea SAB de CV	87,700	329,132

Real Estate Investment Trusts (REITs) 1.1%
Fibra Uno Administracion SA de CV	97,200	225,937
PLA Administradora Industrial S de RL de CV*	135,500	251,203

		477,140

Transportation Infrastructure 0.8%
Grupo Aeroporuario del Pacifico SAB de CV, ADR	3,900	345,969

		3,243,904

PANAMA 0.4%
Airlines 0.4%
Copa Holdings SA, Class A	2,950	199,863

PERU 1.2%
Banks 1.2%
Credicorp Ltd.	4,204	550,766

PHILIPPINES 2.2%
Banks 0.8%
BDO Unibank, Inc.	166,070	368,799

Diversified Financial Services 0.6%
GT Capital Holdings, Inc.	8,750	263,918

Real Estate Management & Development 0.8%
Ayala Land, Inc.	452,000	345,897

		978,614

RUSSIA 2.0%
Food & Staples Retailing 1.3%
Magnit PJSC, GDR Reg. S	14,203	566,624

Internet Software & Services 0.7%
Mail.Ru Group Ltd., GDR Reg. S*	14,667	318,469

		885,093

SINGAPORE 0.4%
Oil, Gas & Consumable Fuels 0.4%
InterOil Corp.*	5,300	168,699

SOUTH AFRICA 5.6%
Containers & Packaging 0.3%
Nampak Ltd.	86,131	123,994

Diversified Financial Services 1.2%
FirstRand Ltd.	165,492	540,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Media 1.9%
Naspers Ltd., Class N	6,123	$853,545

Multiline Retail 0.5%
Woolworths Holdings Ltd.	37,239	225,886

Oil, Gas & Consumable Fuels 0.7%
Sasol Ltd.	10,981	325,855

Paper & Forest Products 1.0%
Mondi PLC	23,568	450,697

		2,520,412

SOUTH KOREA 11.0%
Auto Components 0.9%
S&T Motiv Co. Ltd.	3,300	199,569
Woory Industrial Co. Ltd.	9,433	203,952

		403,521

Banks 0.8%
Shinhan Financial Group Co., Ltd.	10,448	367,768

Commercial Services & Supplies 0.4%
KEPCO Plant Service & Engineering Co. Ltd.	3,431	192,294

Construction & Engineering 0.5%
Hyundai Development Co.-Engineering & Construction	5,908	237,568

Diversified Telecommunication Services 0.6%
KT Corp., ADR	20,369	273,352

Electric Utilities 0.3%
Korea Electric Power Corp.	2,405	125,987

Electronic Equipment, Instruments & Components 0.6%
Samsung SDI Co. Ltd.	2,904	251,422

Household Durables 0.4%
Cuckoo Electronics Co. Ltd.	1,010	177,229

Insurance 0.8%
Dongbu Insurance Co., Ltd.	5,560	369,786

Multiline Retail 0.5%
Hyundai Department Store Co. Ltd.	1,804	217,029

Personal Products 0.7%
Amorepacific Corp.	925	312,808

Semiconductors & Semiconductor Equipment 0.8%
SK Hynix, Inc.	14,861	365,843

Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co., Ltd.	1,487	1,706,491

		5,001,098

TAIWAN 11.7%
Banks 0.7%
Mega Financial Holding Co., Ltd.	455,000	323,621

Electronic Equipment, Instruments & Components 1.8%
Delta Electronics, Inc.	38,000	167,515
Hon Hai Precision Industry Co., Ltd.	90,000	236,903
Largan Precision Co., Ltd.	5,000	387,546

		791,964

Health Care Equipment & Supplies 0.5%
Ginko International Co., Ltd.	21,000	209,466

Internet Software & Services 0.5%
PChome Online, Inc.	21,825	240,063

Semiconductors & Semiconductor Equipment 6.6%
Advanced Semiconductor Engineering, Inc., ADR	66,100	386,685
Chipbond Technology Corp.	109,045	176,131
Hermes Microvision, Inc.	9,000	256,875
Himax Technologies, Inc., ADR	26,935	302,749
Taiwan Semiconductor Manufacturing Co., Ltd.	184,000	917,761
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,200	1,000,840

		3,041,041

Technology Hardware, Storage & Peripherals 1.0%
Chicony Electronics Co., Ltd.	98,000	252,142
Pegatron Corp.	78,363	182,429

		434,571

Wireless Telecommunication Services 0.6%
Far EasTone Telecommunications Co., Ltd.*	129,948	291,041

		5,331,767

THAILAND 2.9%
Banks 1.2%
Bangkok Bank PCL REG	32,900	168,183
Kasikornbank PCL	77,000	377,478

		545,661

Health Care Providers & Services 0.5%
Bangkok Dusit Medical Services PCL, Class F	366,500	243,484

Oil, Gas & Consumable Fuels 0.6%
Thai Oil PCL	135,700	266,664

Wireless Telecommunication Services 0.6%
Total Access Communication PCL	216,000	253,501

		1,309,310

TURKEY 2.6%
Banks 0.4%
Akbank TAS	56,840	161,902

Industrial Conglomerates 0.5%
KOC Holding AS	45,909	233,192

Machinery 0.5%
Turk Traktor ve Ziraat Makineleri AS	7,210	214,923

Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri AS*	11,180	314,893

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding AS	38,832	231,750

		1,156,660

UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC	100,247	164,339

UNITED KINGDOM 1.2%
Banks 0.4%
BGEO Group PLC	6,668	194,162

Personal Products 0.8%
Unilever NV, NYRS	7,300	326,164

		520,326

Total Common Stocks (cost $40,214,269)		42,710,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund (Continued)

Preferred Stocks 3.2%

	Shares	Market Value
BRAZIL 2.7%
Banks 1.5%
Banco Bradesco SA - Preference Shares	54,700	$411,811
Itau Unibanco Holding SA - Preference Shares ADR	31,100	267,149

		678,960

Chemicals 0.4%
Braskem SA, Class A	29,900	194,668

Metals & Mining 0.8%
Gerdau SA (Preference)	87,989	159,551
Vale SA	64,200	203,189

		362,740

		1,236,368

SOUTH KOREA 0.5%
Chemicals 0.5%
LG Chem Ltd. (Preference)	1,049	208,931

Total Preferred Stocks (cost $1,050,483)		1,445,299

Warrant 0.2%

	Number of Warrants	Market Value
CURACAO 0.2%
Food Products 0.2%
Almarai Co., expiring 03/02/17*(b)	5,845	108,754

Total Warrant (cost $97,763)		108,754

Total Investments (cost $41,362,515) (c) — 97.9%		44,264,253
Other assets in excess of liabilities — 2.1%		963,944

NET ASSETS — 100.0%		$45,228,197

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $431,160 which represents 0.95% of net assets.
(b)	Fair valued security.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $41,845,642, tax unrealized appreciation and depreciation were $3,523,033 and $(1,104,422), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
Bhd	Private Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC REG	Public Limited Company Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$199,863	$225,040	$—	$424,903
Auto Components	270,061	585,322	—	855,383
Automobiles	392,175	245,510	—	637,685
Banks	2,059,780	4,090,327	—	6,150,107
Beverages	549,020	225,297	—	774,317
Building Products	—	225,241	—	225,241
Capital Markets	—	241,642	—	241,642
Chemicals	—	280,951	—	280,951
Commercial Services & Supplies	383,474	192,294	—	575,768
Construction & Engineering	—	944,842	—	944,842
Consumer Finance	224,134	—	—	224,134
Containers & Packaging	—	123,994	—	123,994
Diversified Consumer Services	146,550	—	—	146,550
Diversified Financial Services	—	804,353	—	804,353
Diversified Telecommunication Services	583,538	—	—	583,538
Electric Utilities	—	125,987	—	125,987
Electrical Equipment	—	506,681	—	506,681
Electronic Equipment, Instruments & Components	235,760	1,043,386	—	1,279,146
Food & Staples Retailing	278,599	566,624	—	845,223
Food Products	750,053	324,581	—	1,074,634
Gas Utilities	—	351,754	—	351,754
Health Care Equipment & Supplies	—	209,466	—	209,466
Health Care Providers & Services	243,484	—	—	243,484
Hotels, Restaurants & Leisure	602,883	195,352	—	798,235
Household Durables	—	621,428	—	621,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Developing Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$285,883	$—	$—	$285,883
Industrial Conglomerates	—	233,192	—	233,192
Information Technology Services	233,946	346,978	—	580,924
Insurance	—	1,496,212	—	1,496,212
Internet & Catalog Retail	883,742	—	—	883,742
Internet Software & Services	2,277,962	2,159,760	—	4,437,722
Machinery	—	214,923	—	214,923
Media	—	937,153	—	937,153
Metals & Mining	126,725	567,680	—	694,405
Multiline Retail	—	442,915	—	442,915
Oil, Gas & Consumable Fuels	435,363	1,188,613	—	1,623,976
Paper & Forest Products	—	450,697	—	450,697
Personal Products	326,164	312,808	—	638,972
Pharmaceuticals	212,393	387,597	—	599,990
Real Estate Investment Trusts (REITs)	477,140	—	—	477,140
Real Estate Management & Development	—	845,407	—	845,407
Semiconductors & Semiconductor Equipment	1,690,274	1,716,610	—	3,406,884
Specialty Retail	—	46,293	—	46,293
Technology Hardware, Storage & Peripherals	—	2,499,575	—	2,499,575
Tobacco	—	277,523	—	277,523
Transportation Infrastructure	517,654	231,750	—	749,404
Water Utilities	—	279,274	—	279,274
Wireless Telecommunication Services	730,371	828,177	—	1,558,548

Total Common Stocks	$15,116,991	$27,593,209	$—	$42,710,200

Preferred Stocks
Banks	678,960	—	—	678,960
Chemicals	194,668	208,931	—	403,599
Metals & Mining	362,740	—	—	362,740

Total Preferred Stocks	$1,236,368	$208,931	$—	$1,445,299

Warrant	—	108,754	—	108,754

Total	$16,353,359	$27,910,894	$—	$44,264,253

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 93.3%

	Shares	Market Value
ARGENTINA 0.5%
Internet Software & Services 0.5%
MercadoLibre, Inc.	4,700	$553,895

AUSTRALIA 0.6%
Metals & Mining 0.6%
Syrah Resources Ltd.*	205,691	639,026

BRAZIL 2.1%
Commercial Services & Supplies 0.8%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	109,100	911,480

Diversified Consumer Services 0.3%
Ser Educacional SA(a)	118,000	346,552

Hotels, Restaurants & Leisure 0.6%
CVC Brasil Operadora e Agencia de Viagens SA	139,200	648,063

Transportation Infrastructure 0.4%
Companhia de Concessoes Rodoviarias SA	105,800	412,825

		2,318,920

CANADA 0.3%
Metals & Mining 0.3%
First Quantum Minerals Ltd.	57,057	300,497

CHILE 1.1%
Banks 0.4%
Itau Corpbanca	53,659,610	490,698

Independent Power and Renewable Electricity Producers 0.7%
Empresa Nacional de Electricidad SA	486,327	676,480

		1,167,178

CHINA 19.9%
Auto Components 0.6%
Minth Group Ltd.	280,000	651,872

Automobiles 0.5%
Geely Automobile Holdings Ltd.	1,170,000	580,297

Banks 2.3%
China Merchants Bank Co., Ltd., H Shares	240,500	506,136
Industrial & Commercial Bank of China Ltd., H Shares	3,421,000	1,916,355

		2,422,491

Building Products 0.5%
China Lesso Group Holdings Ltd.	1,001,000	538,106

Capital Markets 0.5%
CITIC Securities Co. Ltd., H Shares	244,000	572,435

Electrical Equipment 0.8%
Shanghai Electric Group Co. Ltd., H Shares	944,000	431,155
Zhuzhou CRRC Times Electric Co. Ltd.	81,500	476,319

		907,474

Electronic Equipment, Instruments & Components 0.5%
Hollysys Automation Technologies Ltd.*	26,500	557,825

Food Products 0.4%
China Mengniu Dairy Co., Ltd.	244,044	388,656

Gas Utilities 0.8%
ENN Energy Holdings Ltd.	154,000	846,409

Insurance 2.0%
PICC Property & Casualty Co., Ltd., H Shares	504,000	927,999
Ping An Insurance Group Co. of China Ltd., H Shares	270,000	1,295,670

		2,223,669

Internet & Catalog Retail 1.9%
JD.com, Inc., ADR*	37,700	999,050
Vipshop Holdings Ltd., ADR*	85,600	1,102,528

		2,101,578

Internet Software & Services 7.4%
Alibaba Group Holding Ltd., ADR*	19,300	1,525,279
Baidu, Inc., ADR*	11,300	2,156,944
Bitauto Holdings Ltd., ADR*	13,400	332,186
NetEase, Inc., ADR	5,800	832,764
Tencent Holdings Ltd.	152,900	3,125,945

		7,973,118

Metals & Mining 0.3%
China Hongqiao Group Ltd.	446,500	310,693

Technology Hardware, Storage & Peripherals 0.8%
Lenovo Group Ltd.	1,088,000	847,960

Water Utilities 0.6%
CT Environmental Group Ltd.	2,272,000	667,905

		21,590,488

CZECH REPUBLIC 0.4%
Banks 0.4%
Komercni Banka A/S	1,972	435,243

GERMANY 0.6%
Internet Software & Services 0.6%
Rocket Internet SE*(a)	24,126	673,450

HONG KONG 5.5%
Beverages 0.5%
China Resources Beer Holdings Company Ltd.	286,734	534,085

Construction & Engineering 0.7%
China State Construction International Holdings Ltd.	476,000	709,901

Household Durables 1.0%
Haier Electronics Group Co., Ltd.	235,000	409,706
Techtronic Industries Co., Ltd.	164,500	651,665

		1,061,371

Insurance 0.4%
China Taiping Insurance Holdings Co. Ltd.*	208,400	458,990

Real Estate Management & Development 0.7%
China Resources Land Ltd.	170,629	437,766
Shimao Property Holdings Ltd.	243,254	360,730

		798,496

Wireless Telecommunication Services 2.2%
China Mobile Ltd.	115,000	1,273,621
China Mobile Ltd., ADR	20,600	1,142,270

		2,415,891

		5,978,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HUNGARY 0.8%
Banks 0.8%
OTP Bank PLC	33,511	$840,710

INDIA 9.5%

Auto Components 0.4%
Motherson Sumi Systems Ltd.	107,872	434,089

Automobiles 0.9%
Tata Motors Ltd., ADR*	32,500	944,125

Banks 2.7%
HDFC Bank Ltd., ADR	22,400	1,380,513
ICICI Bank Ltd., ADR	144,700	1,036,052
Yes Bank Ltd.	48,737	636,714

		3,053,279

Chemicals 0.6%
UPL Ltd.	93,294	673,113

Construction & Engineering 0.9%
IRB Infrastructure Developers Ltd.	105,871	372,058
Voltas Ltd.	140,954	591,615

		963,673

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	169,745	291,690

Information Technology Services 0.5%
Infosys Ltd., ADR	29,200	555,384

Oil, Gas & Consumable Fuels 1.2%
Bharat Petroleum Corp. Ltd.	50,852	694,229
Coal India Ltd.	136,640	602,179

		1,296,408

Pharmaceuticals 1.3%
Aurobindo Pharma Ltd.	47,321	532,168
Dr. Reddy’s Laboratories Ltd., ADR	11,200	506,128
Sun Pharmaceutical Industries Ltd.	31,721	392,652

		1,430,948

Specialty Retail 0.1%
PC Jeweller Ltd.	19,987	109,562

Tobacco 0.6%
ITC Ltd.	132,542	656,695

		10,408,966

INDONESIA 1.9%
Banks 0.6%
Bank Mandiri Tbk PT	953,100	739,999

Diversified Telecommunication Services 0.7%
Telekomunikasi Indonesia Persero Tbk PT, ADR	14,500	737,325

Food Products 0.4%
Indofood CBP Sukses Makmur Tbk PT	334,413	382,682

Media 0.2%
Media Nusantara Citra Tbk PT	1,212,466	199,184

		2,059,190

JERSEY, CHANNEL ISLANDS 0.4%
Metals & Mining 0.4%
Centamin PLC	311,282	394,602

MACAU 0.4%

Hotels, Restaurants & Leisure 0.4%
Sands China Ltd.	113,467	463,219

MALAYSIA 1.2%
Airlines 0.5%
AirAsia Bhd	1,135,100	532,506

Information Technology Services 0.7%
My EG Services Bhd	1,504,150	825,136

		1,357,642

MEXICO 7.1%
Banks 0.6%
Grupo Financiero Banorte SAB de CV, Class O	123,400	695,882

Beverages 1.2%
Arca Continental SAB de CV	94,100	650,476
Fomento Economico Mexicano SAB de CV	68,200	658,428

		1,308,904

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR	189,864	531,333

Food & Staples Retailing 0.6%
Wal-Mart de Mexico SAB de CV	281,300	667,546

Food Products 1.7%
Gruma SAB de CV, Class B	74,815	1,185,243
Grupo Bimbo SAB de CV Series A*	206,500	610,399

		1,795,642

Hotels, Restaurants & Leisure 0.7%
Alsea SAB de CV	209,500	786,240

Real Estate Investment Trusts (REITs) 1.0%
Fibra Uno Administracion SA de CV	232,800	541,134
PLA Administradora Industrial S de RL de CV*	320,600	594,358

		1,135,492

Transportation Infrastructure 0.8%
Grupo Aeroporuario del Pacifico SAB de CV, ADR	9,400	833,874

		7,754,913

PANAMA 0.4%
Airlines 0.4%
Copa Holdings SA, Class A	6,995	473,911

PERU 1.2%
Banks 1.2%
Credicorp Ltd.	9,825	1,287,173

PHILIPPINES 2.1%
Banks 0.7%
BDO Unibank, Inc.	397,880	883,592

Diversified Financial Services 0.6%
GT Capital Holdings, Inc.	21,065	635,363

Real Estate Management & Development 0.8%
Ayala Land, Inc.	1,069,700	818,597

		2,337,552

RUSSIA 1.9%
Food & Staples Retailing 1.2%
Magnit PJSC, GDR Reg. S	33,864	1,350,995

Internet Software & Services 0.7%
Mail.Ru Group Ltd., GDR Reg. S*	34,706	753,581

		2,104,576

SINGAPORE 0.4%
Oil, Gas & Consumable Fuels 0.4%
InterOil Corp.*	12,600	401,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA 5.5%
Containers & Packaging 0.3%
Nampak Ltd.	203,811	$293,407

Diversified Financial Services 1.2%
FirstRand Ltd.	394,994	1,289,902

Media 1.8%
Naspers Ltd., Class N	14,571	2,031,193

Multiline Retail 0.5%
Woolworths Holdings Ltd.	88,117	534,504

Oil, Gas & Consumable Fuels 0.7%
Sasol Ltd.	25,984	771,061

Paper & Forest Products 1.0%
Mondi PLC	56,467	1,079,833

		5,999,900

SOUTH KOREA 11.0%
Auto Components 0.9%
S&T Motiv Co. Ltd.	7,810	472,314
Woory Industrial Co. Ltd.	22,280	481,720

		954,034

Banks 0.8%
Shinhan Financial Group Co., Ltd.	24,723	870,245

Commercial Services & Supplies 0.4%
KEPCO Plant Service & Engineering Co. Ltd.	8,219	460,641

Construction & Engineering 0.5%
Hyundai Development Co.-Engineering & Construction	13,980	562,153

Diversified Telecommunication Services 0.6%
KT Corp., ADR	48,109	645,623

Electric Utilities 0.3%
Korea Electric Power Corp.	7,270	380,842

Electronic Equipment, Instruments & Components 0.5%
Samsung SDI Co. Ltd.	6,871	594,876

Household Durables 0.4%
Cuckoo Electronics Co. Ltd.	2,421	424,823

Insurance 0.8%
Dongbu Insurance Co., Ltd.	13,338	887,087

Multiline Retail 0.5%
Hyundai Department Store Co. Ltd.	4,304	517,790

Personal Products 0.7%
Amorepacific Corp.	2,206	746,005

Semiconductors & Semiconductor Equipment 0.8%
SK Hynix, Inc.	35,609	876,610

Technology Hardware, Storage & Peripherals 3.8%
Samsung Electronics Co., Ltd.	3,539	4,061,382

		11,982,111

TAIWAN 11.6%
Banks 0.7%
Mega Financial Holding Co., Ltd.	1,095,000	778,824

Electronic Equipment, Instruments & Components 1.7%
Delta Electronics, Inc.	91,000	401,154
Hon Hai Precision Industry Co., Ltd.	215,000	565,935
Largan Precision Co., Ltd.	11,000	852,601

		1,819,690

Health Care Equipment & Supplies 0.5%
Ginko International Co., Ltd.	51,000	508,703

Internet Software & Services 0.5%
PChome Online, Inc.	51,995	571,917

Semiconductors & Semiconductor Equipment 6.7%
Advanced Semiconductor Engineering, Inc., ADR	157,800	923,130
Chipbond Technology Corp.	259,784	419,607
Hermes Microvision, Inc.	22,000	627,917
Himax Technologies, Inc., ADR	63,838	717,539
Taiwan Semiconductor Manufacturing Co., Ltd.	436,000	2,174,695
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	91,600	2,399,919

		7,262,807

Technology Hardware, Storage & Peripherals 0.9%
Chicony Electronics Co., Ltd.	231,000	594,335
Pegatron Corp.	185,766	432,463

		1,026,798

Wireless Telecommunication Services 0.6%
Far EasTone Telecommunications Co., Ltd.*	309,934	694,151

		12,662,890

THAILAND 2.9%
Banks 1.3%
Bangkok Bank PCL REG	78,900	403,331
Kasikornbank PCL	184,200	903,008

		1,306,339

Health Care Providers & Services 0.5%
Bangkok Dusit Medical Services PCL, Class F	877,900	583,233

Oil, Gas & Consumable Fuels 0.6%
Thai Oil PCL	325,300	639,246

Wireless Telecommunication Services 0.5%
Total Access Communication PCL	511,100	599,835

		3,128,653

TURKEY 2.5%
Banks 0.4%
Akbank TAS	135,170	385,017

Industrial Conglomerates 0.5%
KOC Holding AS	110,067	559,079

Machinery 0.5%
Turk Traktor ve Ziraat Makineleri AS	17,274	514,921

Oil, Gas & Consumable Fuels 0.6%
Tupras Turkiye Petrol Rafinerileri AS*	26,455	745,123

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding AS	93,036	555,240

		2,759,380

UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC	239,331	392,346

UNITED KINGDOM 1.1%
Banks 0.4%
BGEO Group PLC	15,780	459,489

Personal Products 0.7%
Unilever NV, NYRS	17,400	777,432

		1,236,921

Total Common Stocks (cost $95,885,346)		101,703,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Preferred Stocks 3.1%

	Shares	Market Value
BRAZIL 2.6%
Banks 1.4%
Banco Bradesco SA - Preference Shares	129,500	$974,947
Itau Unibanco Holding SA - Preference Shares ADR	74,500	639,955

		1,614,902

Chemicals 0.4%
Braskem SA, Class A	71,300	464,209

Metals & Mining 0.8%
Gerdau SA (Preference)	209,621	380,106
Vale SA	152,000	481,070

		861,176

SOUTH KOREA 0.5%
Chemicals 0.5%
LG Chem Ltd. (Preference)	2,483	494,544

Total Preferred Stocks (cost $2,497,570)		3,434,831

Warrant 0.2%

	Number of Warrants	Market Value
CURACAO 0.2%
Food Products 0.2%
Almarai Co., expiring 03/02/17*(b)	13,806	256,878

Total Warrant (cost $230,918)		256,878

Total Investments (cost $98,613,834) (c) — 96.6%		105,394,853
Other assets in excess of liabilities — 3.4%		3,728,645

NET ASSETS — 100.0%		$109,123,498

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $1,020,002 which represents 0.93% of net assets.
(b)	Fair valued security.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $98,613,834, tax unrealized appreciation and depreciation were $9,230,505 and $(2,449,486), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
Bhd	Private Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC REG	Public Limited Company Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$473,911	$532,506	$—	$1,006,417
Auto Components	651,872	1,388,123	—	2,039,995
Automobiles	944,125	580,297	—	1,524,422
Banks	4,890,318	9,758,663	—	14,648,981
Beverages	1,308,904	534,085	—	1,842,989
Building Products	—	538,106	—	538,106
Capital Markets	—	572,435	—	572,435
Chemicals	—	673,113	—	673,113
Commercial Services & Supplies	911,480	460,641	—	1,372,121
Construction & Engineering	—	2,235,727	—	2,235,727
Consumer Finance	531,333	—	—	531,333
Containers & Packaging	—	293,407	—	293,407
Diversified Consumer Services	346,552	—	—	346,552
Diversified Financial Services	—	1,925,265	—	1,925,265
Diversified Telecommunication Services	1,382,948	—	—	1,382,948
Electric Utilities	—	380,842	—	380,842
Electrical Equipment	—	1,199,164	—	1,199,164
Electronic Equipment, Instruments & Components	557,825	2,414,566	—	2,972,391
Food & Staples Retailing	667,546	1,350,995	—	2,018,541
Food Products	1,795,642	771,338	—	2,566,980
Gas Utilities	—	846,409	—	846,409
Health Care Equipment & Supplies	—	508,703	—	508,703
Health Care Providers & Services	583,233	—	—	583,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$1,434,303	$463,219	$—	$1,897,522
Household Durables	—	1,486,194	—	1,486,194
Independent Power and Renewable Electricity Producers	676,480	—	—	676,480
Industrial Conglomerates	—	559,079	—	559,079
Information Technology Services	555,384	825,136	—	1,380,520
Insurance	—	3,569,746	—	3,569,746
Internet & Catalog Retail	2,101,578	—	—	2,101,578
Internet Software & Services	5,401,068	5,124,893	—	10,525,961
Machinery	—	514,921	—	514,921
Media	—	2,230,377	—	2,230,377
Metals & Mining	300,497	1,344,321	—	1,644,818
Multiline Retail	—	1,052,294	—	1,052,294
Oil, Gas & Consumable Fuels	1,040,304	2,812,592	—	3,852,896
Paper & Forest Products	—	1,079,833	—	1,079,833
Personal Products	777,432	746,005	—	1,523,437
Pharmaceuticals	506,128	924,820	—	1,430,948
Real Estate Investment Trusts (REITs)	1,135,492	—	—	1,135,492
Real Estate Management & Development	—	2,009,439	—	2,009,439
Semiconductors & Semiconductor Equipment	4,040,588	4,098,829	—	8,139,417
Specialty Retail	—	109,562	—	109,562
Technology Hardware, Storage & Peripherals	—	5,936,140	—	5,936,140
Tobacco	—	656,695	—	656,695
Transportation Infrastructure	1,246,699	555,240	—	1,801,939
Water Utilities	—	667,905	—	667,905
Wireless Telecommunication Services	1,742,105	1,967,772	—	3,709,877

Total Common Stocks	$36,003,747	$65,699,397	$—	$101,703,144

Preferred Stocks
Banks	1,614,902	—	—	1,614,902
Chemicals	464,209	494,544	—	958,753
Metals & Mining	861,176	—	—	861,176

Total Preferred Stocks	$2,940,287	$494,544	—	$3,434,831

Warrant	—	256,878	—	256,878

Total	$38,944,034	$66,450,819	$—	$105,394,853

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Flexible Fixed Income Fund

Mutual Funds 95.5%

	Shares	Market Value
Commodity Fund 7.0%
PIMCO Variable Insurance Trust – Commodity Real Return Strategy Portfolio, Institutional Class	20,782	$145,679

Total Commodity Fund (cost $189,672)		145,679

Fixed Income Funds 88.5%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	23,824	211,559
Federated NVIT High Income Bond Fund, Class Y(a)	67,319	419,400
Nationwide Core Plus Bond Fund, Institutional Class(a)	10,300	105,368
Nationwide High Yield Bond Fund, Institutional Class(a)	26,764	147,469
NVIT Bond Index Fund, Class Y(a)	35,476	379,240
NVIT Core Bond Fund, Class Y(a)	27,419	296,127
NVIT Multi Sector Bond Fund, Class Y(a)	21,164	190,691
NVIT Short Term Bond Fund, Class Y(a)	10,171	104,761

Total Fixed Income Funds (cost $1,923,061)		1,854,615

Total Mutual Funds (cost $2,112,733)		2,000,294

Exchange Traded Fund 5.1%
Fixed Income Fund 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	963	106,267

Total Exchange Traded Fund (cost $107,708)		106,267

Total Investments (cost $2,220,441)(b) — 100.6%		2,106,561
Liabilities in excess of other assets — (0.6)%		(11,706)

NET ASSETS — 100.0%		$2,094,855

(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,248,658, tax unrealized appreciation and depreciation were $34 and $(142,131), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Flexible Moderate Growth Fund

Mutual Funds 100.3%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	54,764	$507,664
Rydex Variable Trust — Global Managed Futures Strategy	3,758	70,535

Total Alternative Assets (cost $593,160)		578,199

Equity Funds 64.2%
Nationwide Global Equity Fund, Institutional Class(a)	12,356	174,225
Nationwide US Small Cap Value Fund, Institutional Class(a)	24,388	291,189
NVIT Emerging Markets Fund, Class Y(a)	15,499	146,465
NVIT International Index Fund, Class Y(a)	33,350	282,473
NVIT Mid Cap Index Fund, Class Y(a)	21,816	508,101
NVIT Real Estate Fund, Class Y(a)	38,550	256,744
NVIT S&P 500 Index Fund, Class Y(a)	45,926	650,767

Total Equity Funds (cost $2,464,084)		2,309,964

Fixed Income Funds 20.1%
Federated NVIT High Income Bond Fund, Class Y(a)	29,354	182,879
NVIT Core Bond Fund, Class Y(a)	50,025	540,273

Total Fixed Income Funds (cost $742,875)		723,152

Total Mutual Funds (cost $3,800,119)		3,611,315

Total Investments (cost $3,800,119)(b) — 100.3%		3,611,315
Liabilities in excess of other assets — (0.3)%		(12,069)

NET ASSETS — 100.0%		$3,599,246

(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $3,837,018, tax unrealized appreciation and depreciation were $7,052 and $(232,755), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$186,636	$190,754
Series 2517, Class BH, 5.50%, 10/15/17	414,753	425,323
Series 2509, Class LK, 5.50%, 10/15/17	554,380	568,645
Series 2985, Class JR, 4.50%, 06/15/25	6,845,448	7,376,993
Series 2922, Class GA, 5.50%, 05/15/34	1,670,226	1,780,030
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	2,574,000	2,782,525
Series 1993-149, Class M, 7.00%, 08/25/23	633,818	712,951
Series 2005-40, Class YG, 5.00%, 05/25/25	6,646,088	7,246,438
Series 2015-92, Class, 2.50%, 12/25/41	9,583,890	9,837,025
Series 2013-59, Class MX, 2.50%, 09/25/42	40,281,047	41,599,590
Series 2015-88, Class, 2.50%, 12/25/45	9,300,781	9,519,839

Total Collateralized Mortgage Obligations (cost $79,548,188)		82,040,113

U.S. Government Mortgage Backed Agencies 21.0%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# Q33547, 3.50%, 05/01/45	24,065,138	25,239,540
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558, 3.08%, 06/01/35(a)	2,997,599	3,189,677
Federal National Mortgage Association Pool
Pool# 462260 5.60%, 09/01/18	3,260,924	3,258,708
Pool# 874142 5.56%, 12/01/21	10,790,398	12,795,231
Pool# 932840 3.50%, 12/01/25	1,332,707	1,408,992
Pool# AB2514 3.50%, 03/01/26	2,362,227	2,498,017
Pool# AK8393 2.50%, 03/01/27	1,665,434	1,711,272
Pool# AV7733 3.50%, 01/01/29	5,378,548	5,744,639
Pool# 745684 2.49%, 04/01/34(a)	6,465,810	6,812,938
Pool# 790760 2.39%, 09/01/34(a)	2,156,555	2,294,420
Pool# 799144 1.92%, 04/01/35(a)	781,588	829,862
Pool# 822705 2.38%, 04/01/35(a)	830,845	879,110
Pool# 815217 2.26%, 05/01/35(a)	1,527,402	1,619,262
Pool# 821377 2.36%, 05/01/35(a)	1,688,293	1,789,152
Pool# 783609 2.47%, 05/01/35(a)	1,424,130	1,507,728
Pool# 826181 2.37%, 07/01/35(a)	3,522,039	3,708,863
Pool# 873932 6.31%, 08/01/36	7,324,501	8,788,999
Pool# 745866 2.38%, 09/01/36(a)	9,267,398	9,824,154
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	91,534	96,671
Pool# 748484 3.50%, 08/15/25	318,185	336,077
Pool# 682492 3.50%, 10/15/25	1,211,612	1,281,776
Pool# 719433 3.50%, 10/15/25	760,125	803,947
Pool# 682497 3.50%, 11/15/25	1,280,962	1,356,036
Pool# 705178 3.50%, 11/15/25	225,419	238,104
Pool# 707690 3.50%, 11/15/25	97,539	103,032
Pool# 733504 3.50%, 11/15/25	1,480,509	1,567,447
Pool# 740930 3.50%, 11/15/25	461,684	487,791
Pool# 742371 3.50%, 11/15/25	475,921	502,800
Pool# 749618 3.50%, 11/15/25	1,112,332	1,175,570
Pool# 750403 3.50%, 11/15/25	309,354	327,523
Pool# 682502 3.50%, 12/15/25	1,048,910	1,110,085
Pool# 755650 3.50%, 12/15/25	4,256,002	4,505,802

Total U.S. Government Mortgage Backed Agencies (cost $101,953,318)		107,793,225

U.S. Government Sponsored & Agency Obligations 30.5%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	26,103,050
Federal Home Loan Bank 1.88%, 03/08/19	10,000,000	10,256,110
1.63%, 06/14/19(c)	15,000,000	15,298,245
1.88%, 03/13/20(c)	10,000,000	10,264,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association 6.09%, 09/27/27	$10,000,000	$13,569,440
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	32,002,290
2.25%, 12/15/17	13,000,000	13,271,947
2.45%, 07/15/24	5,500,000	5,584,843
Tennessee Valley Authority 7.13%, 05/01/30	20,721,000	30,497,831
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,131

Total U.S. Government Sponsored & Agency Obligations (cost $152,538,144)		156,858,307

U.S. Treasury Bonds 9.4%
U.S. Treasury Bonds 3.13%, 11/15/41	23,500,000	26,142,834
2.88%, 05/15/43	16,000,000	16,859,376
3.00%, 11/15/45(c)	5,000,000	5,397,850

Total U.S. Treasury Bonds (cost $43,925,809)		48,400,060

U.S. Treasury Notes 9.3%
U.S. Treasury Notes 1.75%, 12/31/20	9,200,000	9,425,326
2.13%, 12/31/22	22,000,000	22,852,500
1.50%, 02/28/23(c)	15,550,000	15,506,880

Total U.S. Treasury Notes (cost $46,960,715)		47,784,706

Total Investments (cost $424,926,174)(d) — 86.1%		442,876,411
Other assets in excess of liabilities — 13.9%		71,562,368

NET ASSETS — 100.0%		$514,438,779

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $26,103,050 which represents 5.07% of net assets.
(c)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $18,633,203, which was collateralized by $18,917,591 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00%-29.87%, and maturity dates ranging 05/27/16-02/20/66.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $424,926,174, tax unrealized appreciation and depreciation were $17,955,041 and $(4,804), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Growth Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 2.8%
General Dynamics Corp.	7,350	$965,569
L-3 Communications Holdings, Inc.	11,260	1,334,310
Northrop Grumman Corp.	10,235	2,025,507
Textron, Inc.	22,375	815,793

		5,141,179

Airlines 0.5%
JetBlue Airways Corp.*	44,320	936,038

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)(a)	27,900	920,142

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	30,300	2,709,426

Biotechnology 7.3%
Amgen, Inc.	28,605	4,288,748
Baxalta, Inc.	52,400	2,116,960
Celgene Corp.*	27,650	2,767,488
Gilead Sciences, Inc.	43,845	4,027,602

		13,200,798

Capital Markets 1.0%
E*TRADE Financial Corp.*	31,200	764,088
Morgan Stanley	44,625	1,116,071

		1,880,159

Chemicals 1.0%
LyondellBasell Industries NV, Class A	21,300	1,822,854

Commercial Services & Supplies 0.8%
Copart, Inc.*(a)	36,425	1,485,047

Distributors 1.0%
Pool Corp.	21,270	1,866,230

Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	39,125	1,474,230

Electrical Equipment 1.0%
Eaton Corp. PLC	27,645	1,729,471

Food & Staples Retailing 4.1%
CVS Health Corp.(a)	34,580	3,586,983
Kroger Co. (The)	65,200	2,493,900
Sysco Corp.(a)	28,230	1,319,188

		7,400,071

Food Products 4.0%
General Mills, Inc.	33,350	2,112,723
Hershey Co. (The)	15,075	1,388,257
Hormel Foods Corp.	45,830	1,981,689
Ingredion, Inc.	16,175	1,727,328

		7,209,997

Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	40,085	1,646,692

Health Care Providers & Services 5.7%
Cardinal Health, Inc.	22,120	1,812,734
Cigna Corp.	12,775	1,753,241
Express Scripts Holding Co.*	21,450	1,473,400
Molina Healthcare, Inc.*(a)	19,900	1,283,351
UnitedHealth Group, Inc.	31,820	4,101,598

		10,424,324

Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	26,475	1,755,293

Household Durables 2.2%
Helen of Troy Ltd.*	15,445	1,601,492
Mohawk Industries, Inc.*	7,200	1,374,480
Newell Rubbermaid, Inc.(a)	22,190	982,795

		3,958,767

Household Products 3.4%
Clorox Co. (The)	15,440	1,946,367
Colgate-Palmolive Co.	39,925	2,820,701
Spectrum Brands Holdings, Inc.(a)	12,425	1,357,804

		6,124,872

Industrial Conglomerates 0.6%
Danaher Corp.	11,900	1,128,834

Information Technology Services 7.5%
Broadridge Financial Solutions, Inc.	32,825	1,946,851
Convergys Corp.	58,640	1,628,433
CoreLogic, Inc.*	37,375	1,296,912
Euronet Worldwide, Inc.*	17,500	1,296,925
Fiserv, Inc.*	20,400	2,092,632
Vantiv, Inc., Class A*	29,825	1,606,971
Visa, Inc., Class A(a)	47,965	3,668,363

		13,537,087

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	4,715	2,799,012
Netflix, Inc.*	10,225	1,045,302

		3,844,314

Internet Software & Services 10.6%
Alphabet, Inc., Class A*	14,015	10,692,043
eBay, Inc.*	36,910	880,673
Facebook, Inc., Class A*	56,670	6,466,047
VeriSign, Inc.*(a)	13,600	1,204,144

		19,242,907

Leisure Products 0.7%
Hasbro, Inc.	15,960	1,278,396

Life Sciences Tools & Services 1.2%
ICON PLC*(a)	28,970	2,175,647

Machinery 0.7%
Deere & Co.(a)	17,000	1,308,830

Media 6.2%
AMC Networks, Inc., Class A*	14,600	948,124
Comcast Corp., Class A	79,650	4,865,022
Discovery Communications, Inc., Class A*(a)	44,810	1,282,910
Walt Disney Co. (The)	42,865	4,256,923

		11,352,979

Multiline Retail 1.8%
Macy’s, Inc.	29,550	1,302,860
Target Corp.	24,550	2,019,974

		3,322,834

Oil, Gas & Consumable Fuels 1.1%
Tesoro Corp.	10,400	894,504
World Fuel Services Corp.	22,925	1,113,697

		2,008,201

Pharmaceuticals 5.0%
AbbVie, Inc.	62,985	3,597,703
Eli Lilly & Co.	38,425	2,766,984
Johnson & Johnson	24,750	2,677,950

		9,042,637

Real Estate Investment Trusts (REITs) 0.3%
Tanger Factory Outlet Centers, Inc.	17,002	618,703

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A*	32,890	947,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment 1.5%
Maxim Integrated Products, Inc.	40,615	$1,493,820
QUALCOMM, Inc.	24,375	1,246,537

		2,740,357

Software 6.8%
Cadence Design Systems, Inc.*	55,125	1,299,847
Check Point Software Technologies Ltd.*(a)	18,125	1,585,394
Citrix Systems, Inc.*	12,975	1,019,575
Electronic Arts, Inc.*	34,780	2,299,306
Microsoft Corp.	109,850	6,067,016

		12,271,138

Specialty Retail 4.4%
Home Depot, Inc. (The)	41,150	5,490,645
O’Reilly Automotive, Inc.*	9,050	2,476,623

		7,967,268

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	101,685	11,082,648

Trading Companies & Distributors 0.6%
United Rentals, Inc.*	18,500	1,150,515

Total Common Stocks (cost $166,091,114)		176,706,775

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	39,875	44,261

Total Right (cost $–)		44,261

Repurchase Agreements 2.1%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $887,136, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $904,873.(b)	$887,129	887,129
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $3,000,028, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $3,060,000.(b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $3,887,129)		$3,887,129

Total Investments (cost $169,978,243)(c) — 99.3%		180,638,165
Other assets in excess of liabilities — 0.7%		1,299,922

NET ASSETS — 100.0%		$181,938,087

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $11,599,534, which was collateralized by a repurchase agreement with a value of $3,887,129 and $7,995,326 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% – 8.88% and maturity dates ranging from 04/07/16 – 08/15/45 a total value of $11,882,455.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $3,887,129.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $170,343,017, tax unrealized appreciation and depreciation were $13,524,858 and $(3,229,710), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,141,179	$—	$—	$5,141,179
Airlines	936,038	—	—	936,038
Auto Components	920,142	—	—	920,142
Beverages	2,709,426	—	—	2,709,426
Biotechnology	13,200,798	—	—	13,200,798
Capital Markets	1,880,159	—	—	1,880,159
Chemicals	1,822,854	—	—	1,822,854
Commercial Services & Supplies	1,485,047	—	—	1,485,047
Distributors	1,866,230	—	—	1,866,230
Diversified Consumer Services	1,474,230	—	—	1,474,230
Electrical Equipment	1,729,471	—	—	1,729,471
Food & Staples Retailing	7,400,071	—	—	7,400,071
Food Products	7,209,997	—	—	7,209,997
Health Care Equipment & Supplies	1,646,692	—	—	1,646,692
Health Care Providers & Services	10,424,324	—	—	10,424,324
Hotels, Restaurants & Leisure	1,755,293	—	—	1,755,293
Household Durables	3,958,767	—	—	3,958,767
Household Products	6,124,872	—	—	6,124,872
Industrial Conglomerates	1,128,834	—	—	1,128,834
Information Technology Services	13,537,087	—	—	13,537,087
Internet & Catalog Retail	3,844,314	—	—	3,844,314
Internet Software & Services	19,242,907	—	—	19,242,907
Leisure Products	1,278,396	—	—	1,278,396
Life Sciences Tools & Services	2,175,647	—	—	2,175,647
Machinery	1,308,830	—	—	1,308,830
Media	11,352,979	—	—	11,352,979
Multiline Retail	3,322,834	—	—	3,322,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$2,008,201	$—	$—	$2,008,201
Pharmaceuticals	9,042,637	—	—	9,042,637
Real Estate Investment Trusts (REITs)	618,703	—	—	618,703
Real Estate Management & Development	947,890	—	—	947,890
Semiconductors & Semiconductor Equipment	2,740,357	—	—	2,740,357
Software	12,271,138	—	—	12,271,138
Specialty Retail	7,967,268	—	—	7,967,268
Technology Hardware, Storage & Peripherals	11,082,648	—	—	11,082,648
Trading Companies & Distributors	1,150,515	—	—	1,150,515

Total Common Stocks	$176,706,775	$—	$—	$176,706,775

Repurchase Agreements	—	3,887,129	—	3,887,129
Right	—	44,261	—	44,261

Total	$176,706,775	$3,931,390	$—	$180,638,165

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

NVIT International Equity Fund

Common Stocks 99.0%

	Shares	Market Value
AUSTRALIA 5.1%
Airlines 0.6%
Qantas Airways Ltd.*	207,291	$647,029

Biotechnology 1.7%
CSL Ltd.	21,301	1,655,331

Capital Markets 0.4%
Magellan Financial Group Ltd.	25,021	433,162

Containers & Packaging 0.8%
Amcor Ltd.	77,411	850,055

Diversified Telecommunication Services 0.2%
TPG Telecom Ltd.	27,848	241,990

Food Products 0.2%
Bellamy’s Australia Ltd.	19,544	154,864

Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd.	46,232	364,702

Metals & Mining 0.8%
Evolution Mining Ltd.	390,057	448,761
Northern Star Resources Ltd.	130,126	339,429

		788,190

		5,135,323

AUSTRIA 0.5%
Banks 0.5%
Erste Group Bank AG*	18,888	530,130

BELGIUM 0.8%
Banks 0.2%
KBC Groep NV	3,460	178,182

Media 0.6%
Telenet Group Holding NV*	11,631	587,823

		766,005

BRAZIL 1.9%
Beverages 0.6%
Ambev SA	123,600	646,935

Food Products 0.4%
JBS SA	123,500	376,100

Insurance 0.9%
BB Seguridade Participacoes SA	106,600	880,514

		1,903,549

CANADA 6.5%
Auto Components 1.1%
Magna International, Inc.	25,798	1,108,991

Commercial Services & Supplies 0.5%
Transcontinental, Inc., Class A	29,234	463,242

Distributors 0.2%
Uni-Select, Inc.	5,001	215,443

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	6,800	302,629
North West Co., Inc. (The)	6,021	134,073

		436,702

Food Products 0.4%
Premium Brands Holdings Corp.	8,514	359,309

Multiline Retail 2.2%
Dollarama, Inc.	30,122	2,119,614

Road & Rail 1.4%
Canadian National Railway Co.	23,269	1,454,100

Software 0.3%
Constellation Software, Inc.	846	346,406

		6,503,807

CHILE 0.2%
Electric Utilities 0.2%
Enersis Americas SA, ADR	18,106	251,673

CHINA 3.0%
Auto Components 0.3%
Tianneng Power International Ltd.*	350,000	312,870

Banks 1.3%
China Construction Bank Corp., H Shares	1,882,000	1,204,770

Construction & Engineering 0.3%
China Railway Construction Corp., Ltd., H Shares	234,000	278,605

Food Products 0.2%
Dali Foods Group Co. Ltd. *(a)	386,000	232,447

Internet Software & Services 0.9%
Tencent Holdings Ltd.	46,200	944,530

		2,973,222

DENMARK 2.7%
Electrical Equipment 0.2%
Vestas Wind Systems A/S	3,246	228,712

Pharmaceuticals 2.5%
Novo Nordisk A/S, Class B	45,752	2,477,635

		2,706,347

EGYPT 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE, GDR REG	42,622	151,331

FAROE ISLANDS 0.3%
Food Products 0.3%
Bakkafrost P/F	6,779	262,318

FINLAND 1.9%
Machinery 1.9%
Kone OYJ, Class B	40,552	1,951,801

FRANCE 5.9%
Aerospace & Defense 1.8%
Airbus Group SE	26,607	1,762,912

Auto Components 1.0%
Valeo SA	6,552	1,018,826

Banks 2.1%
BNP Paribas SA	20,760	1,042,995
Societe Generale SA	30,055	1,110,592

		2,153,587

Insurance 0.8%
AXA SA	34,198	801,899

Oil, Gas & Consumable Fuels 0.2%
TOTAL SA	4,536	206,394

		5,943,618

GERMANY 4.1%
Auto Components 0.5%
Continental AG	2,345	531,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Chemicals 0.9%
BASF SE	9,678	$727,742
Covestro AG*(a)	4,800	179,310

		907,052

Food Products 0.5%
Suedzucker AG	27,979	492,333

Insurance 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG REG	1,860	377,476

Machinery 0.6%
KION Group AG*	10,315	600,103

Media 1.2%
ProSiebenSat.1 Media SE	20,149	1,034,347
Stroeer SE & Co. KGaA(b)	3,218	201,897

		1,236,244

		4,145,077

HONG KONG 4.9%
Electrical Equipment 0.2%
China High Speed Transmission Equipment Group Co., Ltd.	265,000	220,765

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd.	15,732	204,391

Real Estate Investment Trusts (REITs) 0.7%
Link REIT	126,500	751,492

Real Estate Management & Development 3.1%
China Overseas Land & Investment Ltd.	286,000	905,812
China Resources Land Ltd.	90,000	230,904
Shimao Property Holdings Ltd.	178,500	264,704
Wharf Holdings Ltd. (The)	219,000	1,199,567
Wheelock & Co., Ltd.	89,000	397,692

		2,998,679

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	65,500	725,410

		4,900,737

INDIA 1.3%
Information Technology Services 1.3%
Infosys Ltd., ADR	67,871	1,290,906

INDONESIA 0.9%
Banks 0.7%
Bank Rakyat Indonesia Persero Tbk PT *	930,800	800,996

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk PT	606,000	152,751

		953,747

IRELAND 1.4%
Airlines 0.2%
Ryanair Holdings PLC, ADR	2,818	241,841

Life Sciences Tools & Services 0.7%
ICON PLC*	8,961	672,971

Professional Services 0.3%
Experian PLC	15,326	273,561

Trading Companies & Distributors 0.2%
AerCap Holdings NV*	5,180	200,777

		1,389,150

ISRAEL 0.1%
Electronic Equipment, Instruments & Components 0.1%
Orbotech Ltd. *	4,640	110,339

ITALY 0.6%
Banks 0.3%
UniCredit SpA	71,737	258,611

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	11,379	171,854
Saras SpA*	130,826	209,815

		381,669

		640,280

JAPAN 16.0%
Auto Components 0.5%
Sumitomo Rubber Industries Ltd.	34,500	533,068

Automobiles 2.0%
Fuji Heavy Industries Ltd.	3,100	109,471
Mazda Motor Corp.	14,700	228,171
Nissan Motor Co., Ltd.	172,700	1,596,655

		1,934,297

Banks 4.2%
Hokkoku Bank Ltd. (The)	74,000	194,488
Mitsubishi UFJ Financial Group, Inc.	337,600	1,564,306
Nishi-Nippon City Bank Ltd. (The)	97,000	171,311
San-In Godo Bank Ltd. (The)	38,200	236,111
Sumitomo Mitsui Financial Group, Inc.	65,100	1,976,286

		4,142,502

Chemicals 0.9%
Mitsui Chemicals, Inc.	202,000	672,386
Sumitomo Chemical Co., Ltd.	60,000	271,584

		943,970

Construction & Engineering 0.1%
Hazama Ando Corp.	20,800	101,155

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	10,900	470,853

Electrical Equipment 0.9%
Mitsubishi Electric Corp.	86,000	901,102

Electronic Equipment, Instruments & Components 1.6%
Murata Manufacturing Co., Ltd.	13,700	1,653,135

Health Care Providers & Services 0.8%
Medipal Holdings Corp.	46,800	740,266
Suzuken Co., Ltd.	2,800	95,035

		835,301

Insurance 1.5%
Sompo Japan Nipponkoa Holdings, Inc.	53,900	1,527,605

Internet & Catalog Retail 0.2%
Start Today Co., Ltd.	5,000	201,443

Internet Software & Services 0.1%
Kakaku.com, Inc.	7,400	137,205

Machinery 0.7%
JTEKT Corp.	19,200	249,147
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,700	118,307
Minebea Co., Ltd.	48,000	374,229

		741,683

Metals & Mining 0.2%
Mitsubishi Materials Corp.	89,000	251,100

Pharmaceuticals 0.1%
Kaken Pharmaceutical Co., Ltd.	1,500	90,673

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Real Estate Management & Development 0.1%
Daito Trust Construction Co., Ltd.	800	$113,469

Road & Rail 0.4%
West Japan Railway Co.	6,400	395,182

Trading Companies & Distributors 0.4%
Kanamoto Co., Ltd.	12,100	284,632
Marubeni Corp.	19,800	100,176

		384,808

Wireless Telecommunication Services 0.8%
KDDI Corp.	31,800	848,449

		16,207,000

MALAYSIA 0.8%
Electric Utilities 0.6%
Tenaga Nasional Bhd	190,000	678,789

Health Care Equipment & Supplies 0.2%
Top Glove Corp. Bhd	120,400	154,901

		833,690

MEXICO 0.8%
Household Products 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A	198,400	477,364

Transportation Infrastructure 0.3%
Promotora y Operadora de Infraestructura SAB de CV	21,390	284,405

		761,769

NETHERLANDS 3.3%
Diversified Financial Services 0.8%
Euronext NV(a)	18,764	778,235

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	24,558	551,605

Insurance 1.6%
Aegon NV	162,809	894,764
NN Group NV	20,068	655,114

		1,549,878

Oil, Gas & Consumable Fuels 0.2%
Royal Dutch Shell PLC, Class A	9,669	233,467

Software 0.2%
AVG Technologies NV*	8,368	173,636

		3,286,821

NORWAY 2.8%
Banks 0.3%
DNB ASA	21,658	255,744

Chemicals 0.3%
Yara International ASA	8,586	322,317

Oil, Gas & Consumable Fuels 2.2%
Det Norske Oljeselskap ASA*	34,592	258,345
Statoil ASA	127,394	1,989,685

		2,248,030

		2,826,091

PORTUGAL 0.2%
Oil, Gas & Consumable Fuels 0.2%
Galp Energia SGPS SA	15,282	191,894

RUSSIA 1.1%
Banks 0.4%
Sberbank of Russia PJSC, ADR	56,379	391,381

Metals & Mining 0.1%
Alrosa PAO	140,500	146,258

Oil, Gas & Consumable Fuels 0.6%
Gazprom PAO, ADR	53,812	231,689
Lukoil PJSC, ADR	1,381	52,929
Tatneft PAO, ADR	9,500	301,252

		585,870

		1,123,509

SINGAPORE 0.6%
Banks 0.3%
United Overseas Bank Ltd.	21,100	295,146

Real Estate Management & Development 0.1%
Yanlord Land Group Ltd.	146,100	132,311

Road & Rail 0.2%
ComfortDelGro Corp., Ltd.	86,700	187,912

		615,369

SOUTH AFRICA 2.2%
Banks 0.1%
Capitec Bank Holdings Ltd.	1,918	74,257

Food & Staples Retailing 0.1%
Clicks Group Ltd.	20,004	131,673

Food Products 0.6%
Astral Foods Ltd.	12,296	92,303
AVI Ltd.	95,147	559,910

		652,213

Oil, Gas & Consumable Fuels 1.0%
Sasol Ltd.	31,673	939,879

Paper & Forest Products 0.4%
Mondi PLC	21,634	413,712

		2,211,734

SOUTH KOREA 4.1%
Chemicals 0.1%
Hyosung Corp.	1,171	147,380

Electric Utilities 2.5%
Korea Electric Power Corp.	46,094	2,414,654

Personal Products 0.3%
AMOREPACIFIC Group	2,720	348,380

Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co., Ltd.	593	680,531

Tobacco 0.2%
KT&G Corp.	2,233	215,016

Wireless Telecommunication Services 0.3%
SK Telecom Co., Ltd.	1,522	275,801

		4,081,762

SPAIN 0.8%
Banks 0.8%
Banco Santander SA	53,963	236,999
CaixaBank SA	199,874	589,143

		826,142

SWEDEN 0.5%
Machinery 0.2%
Volvo AB, Class B	19,225	210,566

Metals & Mining 0.3%
Boliden AB	21,495	342,882

		553,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND 5.8%
Biotechnology 1.0%
Actelion Ltd. REG*	6,955	$1,037,963

Building Products 0.1%
Geberit AG REG	359	134,138

Capital Markets 0.2%
UBS Group AG REG	11,650	187,402

Food Products 1.0%
Chocoladefabriken Lindt & Spruengli AG	56	346,978
Nestle SA REG	9,416	702,629

		1,049,607

Insurance 0.3%
Swiss Life Holding AG REG*	1,261	334,629

Pharmaceuticals 3.2%
Roche Holding AG	12,520	3,074,165

		5,817,904

TAIWAN 3.3%
Electronic Equipment, Instruments & Components 0.8%
Largan Precision Co., Ltd.	11,000	852,600

Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,000	2,134,794

Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co., Ltd.	59,740	317,389

		3,304,783

THAILAND 0.5%
Banks 0.1%
Bangkok Bank PCL, NVDR	40,800	208,567

Construction Materials 0.2%
Tipco Asphalt PCL	213,700	151,701

Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production PCL	77,900	155,309

		515,577

TURKEY 0.4%
Banks 0.2%
Turkiye Garanti Bankasi AS	61,767	180,712

Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon AS	92,987	220,438

		401,150

UNITED KINGDOM 13.5%
Airlines 0.4%
easyJet PLC	4,960	107,954
International Consolidated Airlines Group SA	35,645	282,663

		390,617

Capital Markets 1.6%
Hargreaves Lansdown PLC	82,135	1,581,770

Commercial Services & Supplies 0.9%
Rentokil Initial PLC	368,422	934,266

Consumer Finance 0.3%
Provident Financial PLC	5,934	252,201

Diversified Telecommunication Services 2.1%
BT Group PLC	325,762	2,056,913

Electric Utilities 0.9%
SSE PLC	43,293	926,483

Food & Staples Retailing 0.3%
J Sainsbury PLC	84,718	335,711

Hotels, Restaurants & Leisure 1.3%
Compass Group PLC	73,427	1,294,400

Household Durables 1.8%
Bellway PLC	33,158	1,247,279
Berkeley Group Holdings PLC	7,328	337,886
Taylor Wimpey PLC	87,479	238,412

		1,823,577

Information Technology Services 0.2%
Paysafe Group PLC*	40,521	245,940

Internet Software & Services 0.6%
Auto Trader Group PLC(a)	73,300	410,118
Just Eat PLC*	18,372	99,464
Moneysupermarket.com Group PLC	27,863	126,993

		636,575

Media 1.0%
ITV PLC	301,987	1,043,523

Multiline Retail 0.1%
Next PLC	721	55,835

Personal Products 0.3%
Unilever NV, CVA	6,621	297,672

Software 0.2%
Micro Focus International PLC	7,713	173,667

Thrifts & Mortgage Finance 0.1%
OneSavings Bank PLC	28,433	135,905

Tobacco 1.4%
British American Tobacco PLC	24,655	1,441,725

		13,626,780

Total Common Stocks (cost $100,506,167)		99,694,783

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $185,002, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $188,701.(c)	$185,000	185,000

Total Repurchase Agreement (cost $185,000)		185,000

Total Investments (cost $100,691,167) (d) — 99.2%		99,879,783
Other assets in excess of liabilities — 0.8%		852,525

NET ASSETS — 100.0%		$100,732,308

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $1,600,110 which represents 1.59% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $180,449.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $185,000.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $100,780,622, tax unrealized appreciation and depreciation were $6,882,369 and $(7,783,208), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
Bhd	Private Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PAO	Public Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC REG	Public Limited Company Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,762,912	$—	$1,762,912
Airlines	241,841	1,037,646	—	1,279,487
Auto Components	1,108,991	2,396,633	—	3,505,624
Automobiles	—	1,934,297	—	1,934,297
Banks	—	11,652,058	—	11,652,058
Beverages	646,935	—	—	646,935
Biotechnology	—	2,693,294	—	2,693,294
Building Products	—	134,138	—	134,138
Capital Markets	—	2,202,334	—	2,202,334
Chemicals	—	2,320,719	—	2,320,719
Commercial Services & Supplies	463,242	934,266	—	1,397,508
Construction & Engineering	—	379,760	—	379,760
Construction Materials	151,701	—	—	151,701
Consumer Finance	—	252,201	—	252,201
Containers & Packaging	—	850,055	—	850,055
Distributors	215,443	—	—	215,443
Diversified Financial Services	—	778,235	—	778,235
Diversified Telecommunication Services	—	3,142,945	—	3,142,945
Electric Utilities	251,673	4,019,926	—	4,271,599
Electrical Equipment	—	1,350,579	—	1,350,579
Electronic Equipment, Instruments & Components	110,339	2,505,735	—	2,616,074
Food & Staples Retailing	568,375	887,316	—	1,455,691
Food Products	1,295,319	2,283,872	—	3,579,191
Health Care Equipment & Supplies	—	154,901	—	154,901
Health Care Providers & Services	—	835,301	—	835,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$—	$1,659,102	$—	$1,659,102
Household Durables	—	1,823,577	—	1,823,577
Household Products	477,364	—	—	477,364
Industrial Conglomerates	—	204,391	—	204,391
Information Technology Services	1,290,906	245,940	—	1,536,846
Insurance	880,514	4,591,487	—	5,472,001
Internet & Catalog Retail	—	201,443	—	201,443
Internet Software & Services	—	1,718,310	—	1,718,310
Life Sciences Tools & Services	672,971	—	—	672,971
Machinery	—	3,504,153	—	3,504,153
Media	—	2,867,590	—	2,867,590
Metals & Mining	146,258	1,382,172	—	1,528,430
Multiline Retail	2,119,614	55,835	—	2,175,449
Oil, Gas & Consumable Fuels	266,369	4,676,143	—	4,942,512
Paper & Forest Products	—	413,712	—	413,712
Personal Products	—	646,052	—	646,052
Pharmaceuticals	—	5,642,473	—	5,642,473
Professional Services	—	273,561	—	273,561
Real Estate Investment Trusts (REITs)	—	751,492	—	751,492
Real Estate Management & Development	—	3,244,459	—	3,244,459
Road & Rail	1,454,100	583,094	—	2,037,194
Semiconductors & Semiconductor Equipment	—	2,134,794	—	2,134,794
Software	520,042	173,667	—	693,709
Technology Hardware, Storage & Peripherals	—	680,531	—	680,531
Textiles, Apparel & Luxury Goods	—	317,389	—	317,389
Thrifts & Mortgage Finance	135,905	—	—	135,905
Tobacco	—	1,656,741	—	1,656,741
Trading Companies & Distributors	200,777	384,808	—	585,585
Transportation Infrastructure	284,405	—	—	284,405
Wireless Telecommunication Services	—	1,849,660	—	1,849,660

Total Common Stocks	$13,503,084	$86,191,699	$—	$99,694,783

Repurchase Agreement	—	185,000	—	185,000

Total	$13,503,084	$86,376,699	$—	$99,879,783

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a) During the period ended March 31, 2016, there were two transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2016, was $380,800 and $389,975, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At March 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b) During the period ended March 31, 2016, there were three transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer and at March 31, 2016, was $739,458 and $827,488, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2016, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2016 (Unaudited)

NVIT International Index Fund

Common Stocks 98.2%

	Shares	Market Value
AUSTRALIA 7.1%
Airlines 0.0%†
Qantas Airways Ltd.*	76,488	$238,746

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	439,079	7,871,131
Bank of Queensland Ltd.	55,914	518,422
Bendigo & Adelaide Bank Ltd.	73,736	500,413
Commonwealth Bank of Australia	257,539	14,764,475
National Australia Bank Ltd.	396,844	7,968,216
Westpac Banking Corp.	498,064	11,568,573

		43,191,230

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	580,893
Treasury Wine Estates Ltd.	115,094	849,853

		1,430,746

Biotechnology 0.3%
CSL Ltd.	69,105	5,370,249

Capital Markets 0.1%
Macquarie Group Ltd.	45,639	2,309,980
Platinum Asset Management Ltd.	31,853	154,865

		2,464,845

Chemicals 0.1%
Incitec Pivot Ltd.	286,129	698,326
Orica Ltd.(a)	52,366	615,929

		1,314,255

Commercial Services & Supplies 0.1%
Brambles Ltd.	239,816	2,221,703

Construction & Engineering 0.0%†
CIMIC Group Ltd.	16,883	449,184

Construction Materials 0.0%†
Boral Ltd.	101,630	480,717

Containers & Packaging 0.1%
Amcor Ltd.	175,193	1,923,806

Diversified Financial Services 0.1%
ASX Ltd.	28,805	913,739
Challenger Ltd.	89,162	572,180

		1,485,919

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	649,098	2,648,953
TPG Telecom Ltd.	46,488	403,965
Vocus Communications Ltd.(a)	67,116	428,155

		3,481,073

Electric Utilities 0.0%†
AusNet Services	298,585	340,883

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	169,713	5,386,821
Woolworths Ltd.(a)	187,672	3,176,309

		8,563,130

Gas Utilities 0.1%
APA Group	174,347	1,175,879

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,895	617,528

Health Care Providers & Services 0.1%
Healthscope Ltd.	246,944	502,484
Ramsay Health Care Ltd.	21,554	1,012,014
Sonic Healthcare Ltd.	61,620	883,739

		2,398,237

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	86,599	683,137
Crown Resorts Ltd.	51,418	490,568
Flight Centre Travel Group Ltd.(a)	9,355	309,846
Tabcorp Holdings Ltd.	113,718	372,902
Tatts Group Ltd.	216,985	628,663

		2,485,116

Information Technology Services 0.0%†
Computershare Ltd.	62,987	471,431

Insurance 0.5%
AMP Ltd.	437,644	1,939,886
Insurance Australia Group Ltd.	361,761	1,545,045
Medibank Pvt Ltd.	412,812	925,862
QBE Insurance Group Ltd.	203,667	1,701,987
Suncorp Group Ltd.	197,325	1,800,318

		7,913,098

Media 0.0%†
REA Group Ltd.	7,549	312,457

Metals & Mining 0.7%
Alumina Ltd.(a)	340,309	338,541
BHP Billiton Ltd.	482,455	6,234,191
BHP Billiton PLC	316,084	3,539,627
Fortescue Metals Group Ltd.(a)	257,589	501,106
Iluka Resources Ltd.	53,872	270,110
Newcrest Mining Ltd.*	116,181	1,503,495
South32 Ltd.*	835,795	937,886

		13,324,956

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	77,058	277,207

Multi-Utilities 0.1%
AGL Energy Ltd.	102,423	1,442,041
DUET Group	351,605	614,512

		2,056,553

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	41,816	1,090,612
Oil Search Ltd.	207,648	1,081,309
Origin Energy Ltd.	271,331	1,056,747
Santos Ltd.	233,826	724,506
Woodside Petroleum Ltd.	112,288	2,246,186

		6,199,360

Professional Services 0.0%†
SEEK Ltd.	50,544	627,470

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC*(b)	848,508	0
Dexus Property Group	137,409	834,434
Goodman Group	267,758	1,369,386
GPT Group (The)	274,717	1,051,692
Mirvac Group	550,694	815,960
Scentre Group	813,789	2,770,147
Stockland	353,747	1,157,319
Vicinity Centres	492,663	1,204,087
Westfield Corp.	296,113	2,267,250

		11,470,275

Real Estate Management & Development 0.1%
LendLease Group	80,136	850,732

Road & Rail 0.1%
Asciano Ltd.	99,219	681,783
Aurizon Holdings Ltd.	325,788	989,983

		1,671,766

Transportation Infrastructure 0.2%
Sydney Airport	162,542	832,626
Transurban Group	308,586	2,680,518

		3,513,144

		128,321,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	41,567	$1,166,663
Raiffeisen Bank International AG*	14,955	226,017

		1,392,680

Machinery 0.0%†
ANDRITZ AG*(a)	11,606	635,823

Metals & Mining 0.0%†
voestalpine AG	15,885	529,818

Oil, Gas & Consumable Fuels 0.1%
OMV AG	23,523	660,486

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

		3,218,807

BELGIUM 1.4%

Banks 0.1%
KBC Groep NV	36,960	1,903,356

Beverages 0.8%
Anheuser-Busch InBev SA/NV	121,249	15,063,590

Chemicals 0.1%
Solvay SA(a)	11,157	1,115,468
Umicore SA	14,160	702,903

		1,818,371

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,039	991,909

Diversified Telecommunication Services 0.0%†
Proximus SADP	22,862	780,153

Food & Staples Retailing 0.1%
Colruyt SA	10,767	626,147
Delhaize Group	15,560	1,621,676

		2,247,823

Insurance 0.1%
Ageas	30,922	1,223,780

Media 0.0%†
Telenet Group Holding NV*	7,846	396,531

Pharmaceuticals 0.1%
UCB SA	19,411	1,481,743

		25,907,256

CHILE 0.0%†

Metals & Mining 0.0%†
Antofagasta PLC(a)	64,387	432,713

CHINA 0.0%†

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	269,200	195,519

DENMARK 2.0%

Banks 0.2%
Danske Bank A/S	107,004	3,019,702

Beverages 0.1%
Carlsberg A/S, Class B	16,258	1,545,899

Biotechnology 0.1%
Genmab A/S*	7,972	1,103,160

Chemicals 0.1%
Chr Hansen Holding A/S	15,073	1,010,815
Novozymes A/S, Class B	34,202	1,535,890

		2,546,705

Commercial Services & Supplies 0.1%
ISS A/S	23,012	922,936

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	572,767

Electrical Equipment 0.1%
Vestas Wind Systems A/S	33,630	2,369,561

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	16,931	1,281,220
William Demant Holding A/S*	4,609	462,931

		1,744,151

Insurance 0.0%†
Tryg A/S	17,914	346,936

Marine 0.1%
AP Moeller - Maersk A/S, Class A*	547	697,953
AP Moeller - Maersk A/S, Class B*	1,005	1,317,587

		2,015,540

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	295,336	15,993,505

Road & Rail 0.1%
DSV A/S	28,164	1,171,460

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	16,365	2,139,526

		35,491,848

FINLAND 1.0%

Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	611,236

Communications Equipment 0.3%
Nokia OYJ	873,566	5,182,198

Diversified Telecommunication Services 0.1%
Elisa OYJ*(a)	21,163	821,785

Electric Utilities 0.1%
Fortum OYJ(a)	71,002	1,073,806

Insurance 0.2%
Sampo OYJ, Class A	66,355	3,142,869

Machinery 0.2%
Kone OYJ, Class B(a)	51,011	2,455,201
Metso OYJ(a)	17,850	425,398
Wartsila OYJ Abp(a)	21,330	964,179

		3,844,778

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ(a)	20,563	675,744

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	75,569	675,181
UPM-Kymmene OYJ(a)	81,229	1,468,587

		2,143,768

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	15,592	514,682

		18,010,866

FRANCE 9.7%

Aerospace & Defense 0.6%
Airbus Group SE	88,457	5,860,934
Safran SA	47,506	3,315,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Aerospace & Defense (continued)
Thales SA	15,584	$1,361,804
Zodiac Aerospace (a)	32,921	657,461

		11,196,117

Air Freight & Logistics 0.0%†
Bollore SA	122,092	473,310

Auto Components 0.3%
Cie Generale des Etablissements Michelin	27,960	2,856,634
Valeo SA	11,777	1,831,307

		4,687,941

Automobiles 0.2%
Peugeot SA*	66,714	1,141,345
Renault SA	28,873	2,869,328

		4,010,673

Banks 0.8%
BNP Paribas SA	159,803	8,028,597
Credit Agricole SA	160,439	1,734,968
Natixis SA	134,809	662,746
Societe Generale SA	109,946	4,062,724

		14,489,035

Beverages 0.2%
Pernod Ricard SA	32,226	3,588,452
Remy Cointreau SA	3,751	284,466

		3,872,918

Building Products 0.2%
Cie de Saint-Gobain	72,411	3,180,597

Chemicals 0.4%
Air Liquide SA	51,516	5,779,627
Arkema SA	9,246	692,688

		6,472,315

Commercial Services & Supplies 0.1%
Edenred(a)	29,815	578,024
Societe BIC SA	4,559	685,013

		1,263,037

Construction & Engineering 0.4%
Bouygues SA	30,191	1,227,243
Vinci SA(a)	71,759	5,326,246

		6,553,489

Construction Materials 0.0%†
Imerys SA	6,021	419,344

Diversified Financial Services 0.0%†
Eurazeo SA	5,307	358,449
Wendel SA	4,583	498,367

		856,816

Diversified Telecommunication Services 0.5%
Iliad SA	3,926	1,008,689
Orange SA	296,224	5,172,935
Vivendi SA	175,249	3,672,684

		9,854,308

Electric Utilities 0.0%†
Electricite de France SA	35,531	397,794

Electrical Equipment 0.4%
Legrand SA	39,309	2,197,138
Schneider Electric SE	83,272	5,247,842

		7,444,980

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	8,470	970,931

Energy Equipment & Services 0.1%
Technip SA	16,687	924,780

Food & Staples Retailing 0.2%
Carrefour SA	83,938	2,306,042
Casino Guichard Perrachon SA(a)	7,741	443,025

		2,749,067

Food Products 0.3%
Danone SA	89,237	6,331,566

Health Care Equipment & Supplies 0.2%
Essilor International SA	30,825	3,798,127

Hotels, Restaurants & Leisure 0.2%
Accor SA	31,757	1,343,370
Sodexo SA	14,796	1,592,407

		2,935,777

Information Technology Services 0.2%
Atos SE	12,401	1,007,193
Cap Gemini SA	24,612	2,308,714

		3,315,907

Insurance 0.5%
AXA SA(a)	297,065	6,965,792
CNP Assurances	23,293	362,733
SCOR SE	24,967	880,235

		8,208,760

Machinery 0.0%†
Alstom SA*	22,823	582,457

Media 0.2%
Eutelsat Communications SA	25,418	819,763
JCDecaux SA	11,513	503,891
Lagardere SCA	17,990	477,175
Numericable-SFR SA	17,099	718,115
Publicis Groupe SA	27,856	1,953,293

		4,472,237

Multi-Utilities 0.3%
Engie SA	219,453	3,400,120
Suez Environnement Co.	46,785	856,461
Veolia Environnement SA	67,927	1,634,924

		5,891,505

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	330,938	15,058,124

Personal Products 0.4%
L’Oreal SA	37,830	6,767,272

Pharmaceuticals 0.8%
Sanofi	176,472	14,187,610

Professional Services 0.0%†
Bureau Veritas SA	41,457	921,730

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	4,772	450,025
Gecina SA	5,498	754,133
ICADE	5,485	419,169
Klepierre(a)	32,650	1,559,621
Unibail-Rodamco SE	14,844	4,071,045

		7,253,993

Software 0.1%
Dassault Systemes	19,270	1,526,792

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	8,374	1,516,323
Hermes International	4,041	1,420,904
Kering	11,290	2,015,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE(a)	41,892	$7,158,358

		12,111,334

Trading Companies & Distributors 0.0%†
Rexel SA	45,654	650,787

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	566,236
Groupe Eurotunnel SE REG	65,126	729,124

		1,295,360

		175,126,790

GERMANY 8.5%

Air Freight & Logistics 0.2%
Deutsche Post AG REG	145,447	4,036,719

Airlines 0.0%†
Deutsche Lufthansa AG REG*	36,043	581,713

Auto Components 0.2%
Continental AG	16,601	3,765,271

Automobiles 0.9%
Bayerische Motoren Werke AG	49,332	4,528,963
Daimler AG REG	144,392	11,050,698
Volkswagen AG	5,524	802,496

		16,382,157

Banks 0.1%
Commerzbank AG*	165,153	1,432,959

Capital Markets 0.2%
Deutsche Bank AG REG	208,957	3,547,502

Chemicals 1.0%
BASF SE	137,930	10,371,722
Evonik Industries AG	19,705	589,323
K+S AG REG(a)	29,850	696,220
LANXESS AG	13,456	644,900
Linde AG	28,374	4,122,693
Symrise AG	19,363	1,296,391

		17,721,249

Construction Materials 0.1%
HeidelbergCement AG	21,453	1,833,272

Diversified Financial Services 0.1%
Deutsche Boerse AG	29,106	2,478,202

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	485,378	8,702,013
Telefonica Deutschland Holding AG	110,645	598,123

		9,300,136

Electrical Equipment 0.0%†
OSRAM Licht AG	14,758	758,647

Food & Staples Retailing 0.0%†
METRO AG(a)	26,971	834,305

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	32,704	2,885,341
Fresenius SE & Co. KGaA	57,135	4,164,714

		7,050,055

Hotels, Restaurants & Leisure 0.1%
TUI AG	73,451	1,136,196

Household Products 0.1%
Henkel AG & Co. KGaA	15,416	1,511,648

Industrial Conglomerates 0.7%
Siemens AG REG	118,847	12,569,347

Insurance 1.0%
Allianz SE REG	68,499	11,124,586
Hannover Rueck SE	9,271	1,077,497
Muenchener Rueckversicherungs-Gesellschaft AG REG	25,227	5,119,676

		17,321,759

Internet & Catalog Retail 0.0%†
Zalando SE*(a)(c)	13,095	429,323

Internet Software & Services 0.1%
United Internet AG REG	18,652	934,521

Machinery 0.1%
GEA Group AG	27,161	1,325,212
MAN SE	5,372	580,965

		1,906,177

Media 0.1%
Axel Springer SE	8,061	433,908
Kabel Deutschland Holding AG	1,422	159,216
ProSiebenSat.1 Media SE	33,424	1,715,817

		2,308,941

Metals & Mining 0.1%
ThyssenKrupp AG(a)	56,628	1,172,895

Multi-Utilities 0.2%
E.ON SE	299,725	2,865,960
RWE AG	76,280	981,301

		3,847,261

Personal Products 0.1%
Beiersdorf AG	14,909	1,342,915

Pharmaceuticals 0.9%
Bayer AG REG	124,723	14,615,080
Merck KGaA	19,111	1,589,724

		16,204,804

Real Estate Management & Development 0.2%
Deutsche Wohnen AG - Bearer Shares	50,442	1,565,444
Vonovia SE	70,472	2,530,005

		4,095,449

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	171,538	2,432,124

Software 0.7%
SAP SE	147,311	11,853,881

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	31,262	3,650,178
HUGO BOSS AG	9,412	615,301

		4,265,479

Trading Companies & Distributors 0.1%
Brenntag AG	23,158	1,319,607

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	342,870

		154,717,384

HONG KONG 3.2%

Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	158,000	273,657

Banks 0.2%
Bank of East Asia Ltd. (The)(a)	167,740	626,969
BOC Hong Kong Holdings Ltd.(a)	560,500	1,674,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Banks (continued)
Hang Seng Bank Ltd.	112,800	$1,995,882

		4,297,196

Diversified Financial Services 0.3%
First Pacific Co., Ltd.	341,750	255,170
Hong Kong Exchanges and Clearing Ltd.	172,700	4,161,408

		4,416,578

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	404,220	556,514
PCCW Ltd.	681,000	441,092

		997,606

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.(a)	103,000	1,007,262
CLP Holdings Ltd.	291,000	2,633,958
HK Electric Investments & HK Electric Investments Ltd.(c)	394,500	347,485
Power Assets Holdings Ltd.(a)	213,000	2,179,972

		6,168,677

Food Products 0.0%†
WH Group Ltd.*(c)	815,000	589,417

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.(a)	1,070,930	2,001,956

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.(a)	358,000	1,344,002
Melco Crown Entertainment Ltd., ADR(a)	15,581	257,243
Shangri-La Asia Ltd.	162,833	186,093
SJM Holdings Ltd.(a)	263,000	188,156

		1,975,494

Household Durables 0.1%
Techtronic Industries Co., Ltd.	202,000	800,221

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	403,016	5,236,001
Jardine Matheson Holdings Ltd.	36,600	2,062,410
NWS Holdings Ltd.	248,836	396,828

		7,695,239

Insurance 0.6%
AIA Group Ltd.	1,808,800	10,281,262

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	338,000	2,007,940

Real Estate Management & Development 0.7%
Cheung Kong Property Holdings Ltd.	412,516	2,658,367
Hang Lung Properties Ltd.(a)	325,000	620,495
Henderson Land Development Co., Ltd.	174,137	1,070,806
Hongkong Land Holdings Ltd.	93,200	538,696
Hysan Development Co., Ltd.	102,000	434,692
Kerry Properties Ltd.	94,500	259,460
New World Development Co., Ltd.	869,926	830,281
Sino Land Co., Ltd.	465,000	738,624
Sun Hung Kai Properties Ltd.(a)	260,000	3,181,495
Swire Pacific Ltd., Class A(a)	85,000	916,805
Swire Properties Ltd.	174,000	470,983
Wharf Holdings Ltd. (The)(a)	206,500	1,131,099
Wheelock & Co., Ltd.	129,000	576,429

		13,428,232

Road & Rail 0.1%
MTR Corp., Ltd.(a)	215,500	1,068,041

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	32,600	256,653

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	963,600	570,883
Yue Yuen Industrial Holdings Ltd.	104,500	359,274

		930,157

Trading Companies & Distributors 0.0%†
Noble Group Ltd.*(a)	731,245	238,285

		57,426,611

IRELAND 1.0%

Airlines 0.0%†
Ryanair Holdings PLC	5,286	85,167
Ryanair Holdings PLC, ADR(a)	3,315	284,493

		369,660

Banks 0.1%
Bank of Ireland*	4,204,301	1,216,045

Construction Materials 0.3%
CRH PLC	124,779	3,524,109
James Hardie Industries PLC, CDI	66,590	911,635

		4,435,744

Food Products 0.1%
Kerry Group PLC, Class A	23,510	2,186,376

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair PLC	11,917	1,662,169

Pharmaceuticals 0.3%
Shire PLC	89,491	5,104,099

Professional Services 0.1%
Experian PLC	144,387	2,577,231

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	14,864	576,129

		18,127,453

ISRAEL 0.7%

Banks 0.1%
Bank Hapoalim BM	155,166	805,440
Bank Leumi Le-Israel BM*	220,099	790,403
Mizrahi Tefahot Bank Ltd.	24,156	283,384

		1,879,227

Chemicals 0.0%†
Israel Chemicals Ltd.	74,090	321,747

Diversified Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	301,597	680,720

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	101,115

Pharmaceuticals 0.4%
Taro Pharmaceutical Industries Ltd.*	1,356	194,247
Teva Pharmaceutical Industries Ltd.	137,472	7,393,778

		7,588,025

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,097	200,125

Software 0.1%
Check Point Software Technologies Ltd.*(a)	10,120	885,196
Mobileye NV*(a)	12,400	462,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)
Software (continued)
NICE-Systems Ltd.	8,560	$556,343

		1,903,935

		12,674,894

ITALY 2.0%

Aerospace & Defense 0.1%
Finmeccanica SpA*	55,288	700,086

Automobiles 0.1%
Ferrari NV*	18,586	771,939

Banks 0.5%
Banco Popolare SC*	47,458	325,882
Intesa Sanpaolo SpA	1,882,472	5,205,066
Intesa Sanpaolo SpA - RSP, RNC	151,772	393,919
UniCredit SpA	723,946	2,609,821
Unione di Banche Italiane SpA	136,001	502,299

		9,036,987

Capital Markets 0.0%†
Mediobanca SpA	87,700	630,701

Diversified Financial Services 0.0%†
EXOR SpA	17,309	619,303

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	1,711,621	1,844,819
Telecom Italia SpA - RSP, RNC	889,030	778,049

		2,622,868

Electric Utilities 0.3%
Enel SpA	1,060,563	4,701,711
Terna Rete Elettrica Nazionale SpA	231,927	1,322,407

		6,024,118

Electrical Equipment 0.0%†
Prysmian SpA	29,361	664,303

Energy Equipment & Services 0.0%†
Saipem SpA*	967,932	387,078

Gas Utilities 0.1%
Snam SpA	314,496	1,968,123

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	252,336	541,784

Insurance 0.2%
Assicurazioni Generali SpA	173,723	2,571,634
UnipolSai SpA	190,666	440,341

		3,011,975

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	378,506	5,716,461

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	26,507	1,460,214

Transportation Infrastructure 0.1%
Atlantia SpA	62,211	1,723,690

		35,879,630

JAPAN 22.2%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.(a)	50,300	1,002,833

Airlines 0.1%
ANA Holdings, Inc.	173,000	487,279
Japan Airlines Co., Ltd.	18,386	674,030

		1,161,309

Auto Components 0.7%
Aisin Seiki Co., Ltd.(a)	30,600	1,151,779
Bridgestone Corp.	98,800	3,687,500
Denso Corp.(a)	72,100	2,894,134
Koito Manufacturing Co., Ltd.	16,600	751,662
NGK Spark Plug Co., Ltd.	28,000	536,179
NHK Spring Co., Ltd.	19,600	187,430
NOK Corp.	13,900	237,141
Stanley Electric Co., Ltd.(a)	19,700	445,243
Sumitomo Electric Industries Ltd.	116,800	1,416,309
Sumitomo Rubber Industries Ltd.	26,000	401,732
Toyoda Gosei Co., Ltd.	8,700	167,783
Toyota Industries Corp.	23,500	1,055,383
Yokohama Rubber Co., Ltd. (The)(a)	13,500	221,923

		13,154,198

Automobiles 2.2%
Daihatsu Motor Co., Ltd.(a)	26,900	378,843
Fuji Heavy Industries Ltd.	89,400	3,157,004
Honda Motor Co., Ltd.(a)	246,600	6,742,315
Isuzu Motors Ltd.	86,800	895,340
Mazda Motor Corp.	79,980	1,241,436
Mitsubishi Motors Corp.(a)	92,499	690,498
Nissan Motor Co., Ltd.	376,600	3,481,760
Suzuki Motor Corp.(a)	54,900	1,467,953
Toyota Motor Corp.	407,600	21,617,231
Yamaha Motor Co., Ltd.	38,300	636,573

		40,308,953

Banks 1.7%
Aozora Bank Ltd.(a)	182,000	635,264
Bank of Kyoto Ltd. (The)	51,000	332,498
Bank of Yokohama Ltd. (The)	168,000	763,535
Chiba Bank Ltd. (The)	97,000	483,125
Chugoku Bank Ltd. (The)(a)	22,000	228,957
Fukuoka Financial Group, Inc.	107,000	348,550
Gunma Bank Ltd. (The)(a)	53,000	218,907
Hachijuni Bank Ltd. (The)	59,000	254,177
Hiroshima Bank Ltd. (The)(a)	92,000	335,685
Hokuhoku Financial Group, Inc.(a)	214,000	281,193
Iyo Bank Ltd. (The)(a)	34,300	224,250
Japan Post Bank Co., Ltd.(a)	58,200	716,811
Joyo Bank Ltd. (The)(a)	100,000	342,779
Kyushu Financial Group, Inc.(a)	49,700	285,401
Mitsubishi UFJ Financial Group, Inc.	1,913,967	8,868,568
Mizuho Financial Group, Inc.	3,533,724	5,266,248
Resona Holdings, Inc.	341,200	1,216,560
Seven Bank Ltd.(a)	91,900	392,236
Shinsei Bank Ltd.(a)	244,000	318,449
Shizuoka Bank Ltd. (The)	82,000	591,234
Sumitomo Mitsui Financial Group, Inc.	190,953	5,796,890
Sumitomo Mitsui Trust Holdings, Inc.	514,400	1,505,896
Suruga Bank Ltd.(a)	25,000	438,713
Yamaguchi Financial Group, Inc.	26,000	236,056

		30,081,982

Beverages 0.3%
Asahi Group Holdings Ltd.	58,300	1,814,570
Kirin Holdings Co., Ltd.	123,200	1,725,871
Suntory Beverage & Food Ltd.(a)	20,700	931,232

		4,471,673

Building Products 0.3%
Asahi Glass Co., Ltd.	145,000	793,415
Daikin Industries Ltd.	35,600	2,658,771
LIXIL Group Corp.(a)	39,900	813,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Building Products (continued)
TOTO Ltd.(a)	21,500	$669,226

		4,935,262

Capital Markets 0.2%
Daiwa Securities Group, Inc.(a)	252,400	1,551,354
Nomura Holdings, Inc.	538,300	2,404,236
SBI Holdings, Inc.	36,290	367,904

		4,323,494

Chemicals 0.8%
Air Water, Inc.	22,000	326,123
Asahi Kasei Corp.(a)	194,000	1,310,219
Daicel Corp.	46,800	637,950
Hitachi Chemical Co., Ltd.	14,100	253,374
JSR Corp.	24,700	355,169
Kaneka Corp.	44,000	376,765
Kansai Paint Co., Ltd.	36,500	585,875
Kuraray Co., Ltd.	51,100	624,487
Mitsubishi Chemical Holdings Corp.(a)	196,100	1,023,857
Mitsubishi Gas Chemical Co., Inc.	64,000	343,715
Mitsui Chemicals, Inc.	117,000	389,451
Nippon Paint Holdings Co., Ltd.(a)	20,800	460,077
Nitto Denko Corp.(a)	25,300	1,409,804
Shin-Etsu Chemical Co., Ltd.	62,500	3,227,998
Sumitomo Chemical Co., Ltd.	235,000	1,063,705
Taiyo Nippon Sanso Corp.(a)	20,000	190,038
Teijin Ltd.	135,000	470,109
Toray Industries, Inc.	221,000	1,886,048

		14,934,764

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co., Ltd.(a)	86,000	763,173
Park24 Co., Ltd.	14,900	416,880
Secom Co., Ltd.	32,200	2,389,338
Sohgo Security Services Co., Ltd.(a)	9,000	487,292
Toppan Printing Co., Ltd.	82,000	687,507

		4,744,190

Construction & Engineering 0.2%
JGC Corp.(a)	31,000	463,633
Kajima Corp.	126,000	789,294
Obayashi Corp.	96,600	952,152
Shimizu Corp.	90,000	762,244
Taisei Corp.	165,000	1,089,606

		4,056,929

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	365,956

Consumer Finance 0.1%
Acom Co., Ltd.*(a)	59,900	301,602
AEON Financial Service Co., Ltd.(a)	14,600	343,718
Credit Saison Co., Ltd.(a)	20,800	361,831

		1,007,151

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,000	486,527

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,400	328,230

Diversified Financial Services 0.3%
Japan Exchange Group, Inc.	82,100	1,255,979
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,700	305,588
ORIX Corp.	198,500	2,827,278

		4,388,845

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	104,928	4,532,628

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	95,900	1,338,317
Chugoku Electric Power Co., Inc. (The)(a)	43,000	580,139
Hokuriku Electric Power Co.	26,300	371,797
Kansai Electric Power Co., Inc. (The)*	109,300	967,064
Kyushu Electric Power Co., Inc.*	60,800	577,756
Shikoku Electric Power Co., Inc.(a)	28,900	387,294
Tohoku Electric Power Co., Inc.	69,800	899,545
Tokyo Electric Power Co., Inc.*	211,200	1,160,258

		6,282,170

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	259,318
Mabuchi Motor Co., Ltd.	8,000	372,195
Mitsubishi Electric Corp.	289,000	3,028,121
Nidec Corp.(a)	33,400	2,285,308

		5,944,942

Electronic Equipment, Instruments & Components 1.0%
Alps Electric Co., Ltd.	29,600	516,494
Citizen Holdings Co., Ltd.	35,400	200,588
Hamamatsu Photonics KK(a)	21,700	598,031
Hirose Electric Co., Ltd.(a)	4,790	527,902
Hitachi High-Technologies Corp.	8,900	250,543
Hitachi Ltd.(a)	733,000	3,435,461
Keyence Corp.(a)	6,911	3,769,067
Kyocera Corp.	49,000	2,157,528
Murata Manufacturing Co., Ltd.	30,600	3,692,405
Nippon Electric Glass Co., Ltd.(a)	51,500	263,391
Omron Corp.	30,400	904,176
Shimadzu Corp.	39,000	611,848
TDK Corp.(a)	18,600	1,032,038
Yaskawa Electric Corp.	35,700	411,715
Yokogawa Electric Corp.(a)	35,100	362,547

		18,733,734

Food & Staples Retailing 0.4%
Aeon Co., Ltd.(a)	97,500	1,408,487
FamilyMart Co., Ltd.	9,700	503,774
Lawson, Inc.	9,700	811,993
Seven & i Holdings Co., Ltd.(a)	113,800	4,848,754

		7,573,008

Food Products 0.4%
Ajinomoto Co., Inc.(a)	84,000	1,893,939
Calbee, Inc.(a)	10,300	408,670
Kikkoman Corp.(a)	23,000	755,010
MEIJI Holdings Co., Ltd.	17,880	1,436,815
NH Foods Ltd.	27,000	594,295
Nisshin Seifun Group, Inc.	31,723	503,797
Nissin Foods Holdings Co., Ltd.	9,700	455,601
Toyo Suisan Kaisha Ltd.	14,400	516,907
Yakult Honsha Co., Ltd.(a)	13,600	601,693
Yamazaki Baking Co., Ltd.(a)	16,000	336,775

		7,503,502

Gas Utilities 0.2%
Osaka Gas Co., Ltd.(a)	286,000	1,097,825
Toho Gas Co., Ltd.(a)	57,000	404,580
Tokyo Gas Co., Ltd.	348,000	1,622,183

		3,124,588

Health Care Equipment & Supplies 0.4%
HOYA Corp.	62,600	2,379,466
Olympus Corp.	41,600	1,615,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Equipment & Supplies (continued)
Sysmex Corp.(a)	22,300	$1,394,105
Terumo Corp.(a)	45,000	1,610,417

		6,999,075

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,300	543,132
Medipal Holdings Corp.	18,800	297,372
Miraca Holdings, Inc.	7,700	316,103
Suzuken Co., Ltd.	12,520	424,943

		1,581,550

Health Care Technology 0.0%†
M3, Inc.(a)	29,100	731,829

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	220,952
Oriental Land Co., Ltd.(a)	29,600	2,095,669

		2,316,621

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	28,200	568,734
Iida Group Holdings Co., Ltd.(a)	21,000	408,993
Nikon Corp.(a)	50,000	764,556
Panasonic Corp.	335,900	3,042,169
Rinnai Corp.	5,500	485,861
Sekisui Chemical Co., Ltd.	63,000	775,590
Sekisui House Ltd.	94,100	1,587,615
Sony Corp.	191,500	4,923,684

		12,557,202

Household Products 0.1%
Unicharm Corp.(a)	55,900	1,216,682

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	23,000	717,507

Industrial Conglomerates 0.1%
Keihan Electric Railway Co., Ltd.(a)	82,000	577,674
Seibu Holdings, Inc.	19,500	412,345
Toshiba Corp.*(a)	609,000	1,184,135

		2,174,154

Information Technology Services 0.2%
Fujitsu Ltd.	283,000	1,046,470
Itochu Techno-Solutions Corp.	6,800	128,307
Nomura Research Institute Ltd.	19,550	658,385
NTT Data Corp.	19,500	977,895
Obic Co., Ltd.(a)	9,400	496,919
Otsuka Corp.	8,400	443,110

		3,751,086

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	161,900	1,962,144
Japan Post Holdings Co., Ltd.	71,200	952,399
MS&AD Insurance Group Holdings, Inc.	77,441	2,158,379
Sompo Japan Nipponkoa Holdings, Inc.	51,650	1,463,837
Sony Financial Holdings, Inc.	23,700	303,043
T&D Holdings, Inc.(a)	83,600	780,911
Tokio Marine Holdings, Inc.	102,000	3,446,369

		11,067,082

Internet & Catalog Retail 0.1%
Rakuten, Inc.(a)	138,900	1,340,797

Internet Software & Services 0.1%
Kakaku.com, Inc.(a)	23,900	443,135
Mixi, Inc.	5,100	189,146
Yahoo Japan Corp.(a)	217,900	927,434

		1,559,715

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	27,800	605,996
Sankyo Co., Ltd.	6,700	249,487
Sega Sammy Holdings, Inc.	24,400	265,842
Shimano, Inc.	11,700	1,834,875
Yamaha Corp.(a)	25,900	779,118

		3,735,318

Machinery 1.1%
Amada Holdings Co., Ltd.	49,100	478,419
FANUC Corp.	29,500	4,568,623
Hino Motors Ltd.	35,300	381,439
Hitachi Construction Machinery Co., Ltd.(a)	14,700	233,305
Hoshizaki Electric Co., Ltd.	6,000	500,464
IHI Corp.(a)	199,000	421,222
JTEKT Corp.	28,300	367,232
Kawasaki Heavy Industries Ltd.(a)	225,000	649,123
Komatsu Ltd.	136,800	2,325,729
Kubota Corp.	169,000	2,306,808
Kurita Water Industries Ltd.	17,200	391,773
Makita Corp.	18,700	1,159,117
Minebea Co., Ltd.(a)	43,000	335,248
Mitsubishi Heavy Industries Ltd.	468,000	1,738,699
Nabtesco Corp.	18,900	423,934
NGK Insulators Ltd.	39,000	719,686
NSK Ltd.(a)	67,400	616,907
SMC Corp.	8,200	1,900,170
Sumitomo Heavy Industries Ltd.	77,000	317,827
THK Co., Ltd.	16,000	294,533

		20,130,258

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	174,000	354,016
Nippon Yusen KK(a)	260,000	501,361

		855,377

Media 0.1%
Dentsu, Inc.(a)	33,101	1,660,561
Hakuhodo DY Holdings, Inc.	33,400	378,147
Toho Co., Ltd.	15,600	410,067

		2,448,775

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	309,370
JFE Holdings, Inc.(a)	78,500	1,054,272
Kobe Steel Ltd.	453,000	398,158
Maruichi Steel Tube Ltd.	6,400	175,289
Mitsubishi Materials Corp.(a)	163,000	459,880
Nippon Steel & Sumitomo Metal Corp.	112,544	2,157,655
Sumitomo Metal Mining Co., Ltd.	72,000	712,364

		5,266,988

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.(a)	18,200	632,102
Isetan Mitsukoshi Holdings Ltd.(a)	49,760	580,932
J. Front Retailing Co., Ltd.	35,300	468,405
Marui Group Co., Ltd.(a)	31,200	447,050
Ryohin Keikaku Co., Ltd.	3,400	718,320
Takashimaya Co., Ltd.	47,000	392,863

		3,239,672

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.(a)	12,300	219,473
INPEX Corp.	140,900	1,067,019
JX Holdings, Inc.	342,089	1,317,167
Showa Shell Sekiyu KK	24,400	218,864

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels (continued)
TonenGeneral Sekiyu KK	39,000	$352,759

		3,175,282

Paper & Forest Products 0.0%†
Oji Holdings Corp.	130,000	522,137

Personal Products 0.3%
Kao Corp.	75,600	4,031,140
Kose Corp.	4,300	418,035
Shiseido Co., Ltd.	56,500	1,258,707

		5,707,882

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	321,000	4,265,932
Chugai Pharmaceutical Co., Ltd.(a)	32,400	1,002,564
Daiichi Sankyo Co., Ltd.(a)	94,500	2,097,441
Eisai Co., Ltd.	38,200	2,296,650
Hisamitsu Pharmaceutical Co., Inc.(a)	7,800	348,586
Kyowa Hakko Kirin Co., Ltd.(a)	34,300	547,322
Mitsubishi Tanabe Pharma Corp.	35,400	615,098
Ono Pharmaceutical Co., Ltd.(a)	62,000	2,622,766
Otsuka Holdings Co., Ltd.	60,000	2,179,298
Santen Pharmaceutical Co., Ltd.(a)	56,400	847,719
Shionogi & Co., Ltd.	44,200	2,077,453
Sumitomo Dainippon Pharma Co., Ltd.(a)	21,000	241,583
Taisho Pharmaceutical Holdings Co., Ltd.(a)	5,200	412,127
Takeda Pharmaceutical Co., Ltd.	118,300	5,393,364

		24,947,903

Professional Services 0.0%†
Recruit Holdings Co., Ltd.(a)	21,800	664,697

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	130	529,447
Japan Real Estate Investment Corp.	195	1,125,715
Japan Retail Fund Investment Corp.	402	965,183
Nippon Building Fund, Inc.(a)	219	1,296,452
Nippon Prologis REIT, Inc.	249	556,740
Nomura Real Estate Master Fund, Inc.(a)	502	747,279
United Urban Investment Corp.	400	646,125

		5,866,941

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	20,530	303,745
Daito Trust Construction Co., Ltd.	10,500	1,489,281
Daiwa House Industry Co., Ltd.	90,800	2,552,236
Hulic Co., Ltd.(a)	41,700	397,608
Mitsubishi Estate Co., Ltd.	189,000	3,507,834
Mitsui Fudosan Co., Ltd.	143,000	3,561,796
Nomura Real Estate Holdings, Inc.	16,200	299,052
NTT Urban Development Corp.	14,700	143,868
Sumitomo Realty & Development Co., Ltd.	55,000	1,607,719
Tokyo Tatemono Co., Ltd.	34,100	424,164
Tokyu Fudosan Holdings Corp.	76,400	518,562

		14,805,865

Road & Rail 1.0%
Central Japan Railway Co.(a)	21,900	3,873,046
East Japan Railway Co.	49,976	4,310,906
Hankyu Hanshin Holdings, Inc.	165,000	1,052,241
Keikyu Corp.	70,000	615,695
Keio Corp.	91,000	798,619
Keisei Electric Railway Co., Ltd.	40,000	562,748
Kintetsu Group Holdings Co., Ltd.	265,000	1,073,959
Nagoya Railroad Co., Ltd.(a)	130,000	607,018
Nippon Express Co., Ltd.	123,000	559,218
Odakyu Electric Railway Co., Ltd.	92,000	1,000,766
Tobu Railway Co., Ltd.(a)	153,000	762,750
Tokyu Corp.	174,000	1,457,321
West Japan Railway Co.	24,300	1,500,457

		18,174,744

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	15,100	635,059
Tokyo Electron Ltd.(a)	26,700	1,738,955

		2,374,014

Software 0.2%
GungHo Online Entertainment, Inc.(a)	55,700	156,692
Konami Holdings Corp.(a)	12,900	381,249
Nexon Co., Ltd.	21,300	363,259
Nintendo Co., Ltd.(a)	16,300	2,317,017
Oracle Corp. Japan	5,200	291,628
Trend Micro, Inc.(a)	15,600	570,958

		4,080,803

Specialty Retail 0.3%
ABC-Mart, Inc.(a)	3,600	230,399
Fast Retailing Co., Ltd.	7,900	2,524,243
Hikari Tsushin, Inc.	3,400	258,739
Nitori Holdings Co., Ltd.(a)	11,600	1,061,401
Sanrio Co., Ltd.(a)	6,100	119,240
Shimamura Co., Ltd.(a)	3,600	449,393
USS Co., Ltd.	34,700	553,711
Yamada Denki Co., Ltd.(a)	93,400	441,500

		5,638,626

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	367,536
Canon, Inc.	160,400	4,783,602
FUJIFILM Holdings Corp.	69,900	2,762,958
Konica Minolta, Inc.(a)	72,100	611,524
NEC Corp.	400,000	1,005,593
Ricoh Co., Ltd.(a)	105,300	1,071,758
Seiko Epson Corp.(a)	43,700	702,825

		11,305,796

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	25,700	458,312

Tobacco 0.4%
Japan Tobacco, Inc.	166,600	6,934,334

Trading Companies & Distributors 0.7%
ITOCHU Corp.	236,700	2,908,768
Marubeni Corp.(a)	252,200	1,275,982
Mitsubishi Corp.	203,800	3,448,597
Mitsui & Co., Ltd.(a)	254,500	2,926,360
Sumitomo Corp.(a)	170,400	1,690,871
Toyota Tsusho Corp.	31,400	708,884

		12,959,462

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.(a)	5,900	209,399
Kamigumi Co., Ltd.	34,000	319,848
Mitsubishi Logistics Corp.(a)	18,000	236,128

		765,375

Wireless Telecommunication Services 1.0%
KDDI Corp.	264,400	7,054,398
NTT DOCOMO, Inc.	214,700	4,880,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Wireless Telecommunication Services (continued)
SoftBank Group Corp.	143,700	$6,873,178

		18,808,012

		402,326,741

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	14,351	1,305,695

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	68,554	850,602

Media 0.1%
RTL Group SA	5,954	503,750
SES SA, FDR	49,459	1,446,916

		1,950,666

Metals & Mining 0.1%
ArcelorMittal(a)	263,114	1,187,007

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,349	509,984

		4,498,259

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	116,800	178,894
Sands China Ltd.(a)	360,300	1,470,893
Wynn Macau Ltd.*(a)	276,000	426,810

		2,076,597

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	34,536	471,649

NETHERLANDS 3.9%
Air Freight & Logistics 0.0%†
TNT Express NV	77,781	697,807

Banks 0.4%
ING Groep NV, CVA	581,705	6,961,161

Beverages 0.2%
Heineken Holding NV	15,917	1,239,200
Heineken NV	34,968	3,163,820

		4,403,020

Chemicals 0.2%
Akzo Nobel NV	37,170	2,533,766
Koninklijke DSM NV	26,946	1,481,520

		4,015,286

Construction & Engineering 0.0%†
Boskalis Westminster	11,689	458,126
OCI NV*	10,541	205,957

		664,083

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	486,573	2,037,554

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	126,183	2,834,236

Industrial Conglomerates 0.2%
Koninklijke Philips NV	140,262	3,995,128

Insurance 0.2%
Aegon NV	276,212	1,518,003
NN Group NV	36,826	1,202,173

		2,720,176

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,927	732,179

Media 0.2%
Altice NV, Class A*	53,002	941,485
Altice NV, Class B*	21,278	382,248
Wolters Kluwer NV	45,691	1,821,131

		3,144,864

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	10,886	541,413
Royal Dutch Shell PLC, Class A	594,598	14,357,151
Royal Dutch Shell PLC, Class B	597,718	14,545,336

		29,443,900

Professional Services 0.1%
Randstad Holding NV	18,246	1,009,217

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV	52,073	5,240,337
NXP Semiconductors NV*(a)	19,808	1,605,834

		6,846,171

Software 0.1%
Gemalto NV	12,689	936,603

		70,441,385

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	109,145	594,961

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	279,183	703,803

Electric Utilities 0.0%†
Contact Energy Ltd.	104,327	360,524
Mighty River Power Ltd.	95,982	193,884

		554,408

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	52,015	300,146

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	172,016	311,177

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	154,162	685,000

		3,149,495

NORWAY 0.6%
Banks 0.1%
DNB ASA	144,944	1,711,541

Chemicals 0.1%
Yara International ASA	28,084	1,054,267

Diversified Telecommunication Services 0.1%
Telenor ASA	111,501	1,802,867

Food Products 0.1%
Orkla ASA	124,189	1,123,263

Insurance 0.0%†
Gjensidige Forsikring ASA	31,893	543,320

Media 0.0%†
Schibsted ASA, Class A(a)	12,647	368,975
Schibsted ASA, Class B*(a)	13,258	366,943

		735,918

Metals & Mining 0.1%
Norsk Hydro ASA	197,377	810,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	167,536	$2,616,637

		10,398,740

PORTUGAL 0.2%
Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	7,755,755	314,603

Electric Utilities 0.1%
EDP—Energias de Portugal SA	348,543	1,237,482

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	644,741

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	57,667	724,117

		2,920,943

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	254,900	610,414

Airlines 0.1%
Singapore Airlines Ltd.(a)	85,266	722,477

Banks 0.5%
DBS Group Holdings Ltd.(a)	267,200	3,043,935
Oversea-Chinese Banking Corp., Ltd.(a)	462,300	3,029,769
United Overseas Bank Ltd.	194,700	2,723,463

		8,797,167

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.(a)	16,666	494,873

Diversified Financial Services 0.1%
Singapore Exchange Ltd.(a)	115,000	677,662

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,187,350	3,360,977

Food Products 0.1%
Golden Agri-Resources Ltd.	1,253,612	381,381
Wilmar International Ltd.(a)	273,294	681,501

		1,062,882

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	997,396	617,489

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.(a)	229,000	990,085
Sembcorp Industries Ltd.(a)	135,000	302,148

		1,292,233

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	124,400	152,050

Media 0.0%†
Singapore Press Holdings Ltd.(a)	208,000	616,942

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(a)	317,127	562,454
CapitaLand Commercial Trust Ltd.(a)	336,800	367,597
CapitaLand Mall Trust	369,800	573,098
Suntec Real Estate Investment Trust	392,700	488,018

		1,991,167

Real Estate Management & Development 0.1%
CapitaLand Ltd.(a)	381,597	867,873
City Developments Ltd.	68,900	417,166
Global Logistic Properties Ltd.(a)	441,000	628,982
UOL Group Ltd.	82,400	366,991

		2,281,012

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	306,900	665,168

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	871,100	438,717

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	81,475	202,579

		23,983,809

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	81,608	598,632

Health Care Providers & Services 0.0%†
Mediclinic International PLC	59,525	764,336

Paper & Forest Products 0.1%
Mondi PLC	55,763	1,066,370

		2,429,338

SPAIN 3.0%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	954,700	6,304,137
Banco de Sabadell SA	788,043	1,415,208
Banco Popular Espanol SA(a)	259,371	673,145
Banco Santander SA	2,172,482	9,541,285
Bankia SA	721,581	679,293
Bankinter SA	102,841	724,592
CaixaBank SA	411,572	1,213,138

		20,550,798

Biotechnology 0.1%
Grifols SA(a)	48,020	1,066,878

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	30,785	915,552
Ferrovial SA	71,249	1,529,071

		2,444,623

Diversified Telecommunication Services 0.4%
Telefonica SA	676,725	7,563,498

Electric Utilities 0.4%
Endesa SA	48,333	926,220
Iberdrola SA(a)	823,454	5,481,699
Red Electrica Corp. SA	13,452	1,165,290

		7,573,209

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	87,984	455,892

Gas Utilities 0.1%
Enagas SA	25,271	758,502
Gas Natural SDG SA	52,112	1,052,074

		1,810,576

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	66,833	2,858,041

Insurance 0.0%†
Mapfre SA	190,679	410,377

Machinery 0.0%†
Zardoya Otis SA	30,579	354,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a)	165,954	$1,865,977

Specialty Retail 0.3%
Industria de Diseno Textil SA	163,625	5,484,647

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	80,635	1,323,981
Aena SA*(c)	10,117	1,304,473

		2,628,454

		55,067,905

SWEDEN 2.9%
Banks 0.7%
Nordea Bank AB	458,395	4,396,881
Skandinaviska Enskilda Banken AB, Class A	230,584	2,198,902
Svenska Handelsbanken AB, Class A	223,982	2,841,462
Swedbank AB, Class A*	135,085	2,901,155

		12,338,400

Building Products 0.2%
Assa Abloy AB, Class B(a)	149,423	2,941,765

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	49,050	811,115

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	454,162	4,547,391

Construction & Engineering 0.1%
Skanska AB, Class B	55,294	1,261,310

Diversified Financial Services 0.2%
Industrivarden AB, Class C	24,425	415,698
Investment AB Kinnevik, Class B	33,524	949,607
Investor AB, Class B(a)	68,896	2,435,418

		3,800,723

Diversified Telecommunication Services 0.1%
TeliaSonera AB	389,313	2,017,256

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	38,466	1,494,996

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,464	345,852

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B(a)	29,910	688,062

Household Durables 0.1%
Electrolux AB Series B*	38,880	1,020,982
Husqvarna AB, Class B	66,299	484,141

		1,505,123

Household Products 0.2%
Svenska Cellulosa AB SCA, Class B(a)	90,294	2,816,340

Machinery 0.6%
Alfa Laval AB	42,275	690,476
Atlas Copco AB, Class A	102,758	2,578,954
Atlas Copco AB, Class B	61,113	1,438,187
Sandvik AB	163,894	1,692,690
SKF AB, Class B*	59,478	1,072,186
Volvo AB, Class B(a)	235,692	2,581,468

		10,053,961

Metals & Mining 0.0%†
Boliden AB(a)	42,697	681,090

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	32,876	555,714

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	143,601	4,779,639

Tobacco 0.1%
Swedish Match AB(a)	28,399	962,672

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	52,911	489,727

		52,091,136

SWITZERLAND 9.4%
Beverages 0.0%†
Coca-Cola HBC AG*	30,223	640,919

Biotechnology 0.1%
Actelion Ltd. REG*	15,256	2,276,802

Building Products 0.1%
Geberit AG REG	5,614	2,097,641

Capital Markets 0.8%
Credit Suisse Group AG REG*	269,612	3,807,449
Julius Baer Group Ltd.*	34,592	1,482,508
Partners Group Holding AG	2,457	987,097
UBS Group AG REG	549,942	8,846,387

		15,123,441

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,189	615,693
Givaudan SA REG	1,397	2,737,842
Sika AG - Bearer Shares	336	1,330,102
Syngenta AG REG	14,027	5,816,952

		10,500,589

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	67,605	3,174,707

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	5,247	334,411

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,961	2,149,870

Electrical Equipment 0.4%
ABB Ltd. REG*	329,605	6,421,138

Food Products 2.1%
Aryzta AG*	14,715	608,103
Barry Callebaut AG REG*	306	331,768
Chocoladefabriken Lindt & Spruengli AG	150	929,405
Chocoladefabriken Lindt & Spruengli AG REG	15	1,122,000
Nestle SA REG	479,875	35,808,642

		38,799,918

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,617	972,118

Insurance 0.7%
Baloise Holding AG REG	7,138	906,043
Swiss Life Holding AG REG*	4,952	1,314,102
Swiss Re AG	52,360	4,834,905
Zurich Insurance Group AG*	22,715	5,267,867

		12,322,917

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	8,220	1,389,520

Machinery 0.1%
Schindler Holding AG REG	2,819	516,199
Schindler Holding AG - Participation Certificate	6,669	1,228,617

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Machinery (continued)
Sulzer AG REG(a)	2,040	$202,291

		1,947,107

Marine 0.1%
Kuehne + Nagel International AG REG	8,578	1,219,075

Metals & Mining 0.2%
Glencore PLC*	1,820,500	4,093,326

Pharmaceuticals 2.9%
Galenica AG REG	597	895,908
Novartis AG REG	342,469	24,778,295
Roche Holding AG	105,741	25,963,674

		51,637,877

Professional Services 0.2%
Adecco SA REG*	24,045	1,564,155
SGS SA REG	846	1,786,392

		3,350,547

Real Estate Management & Development 0.1%
Swiss Prime Site AG REG*	9,756	859,553

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV(a)	101,439	564,636

Specialty Retail 0.0%†
Dufry AG REG*	6,434	790,185

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	78,358	5,175,583
Swatch Group AG (The) REG	7,758	522,026
Swatch Group AG (The) - Bearer Shares(a)	4,624	1,595,321

		7,292,930

Trading Companies & Distributors 0.1%
Wolseley PLC	38,674	2,183,112

		170,142,339

UNITED KINGDOM 17.1%
Aerospace & Defense 0.4%
BAE Systems PLC	481,558	3,512,622
Cobham PLC	161,420	502,667
Meggitt PLC	115,356	672,480
Rolls-Royce Holdings PLC*	278,850	2,725,289

		7,413,058

Air Freight & Logistics 0.0%†
Royal Mail PLC	136,869	943,792

Airlines 0.1%
easyJet PLC	24,153	525,686
International Consolidated Airlines Group SA	126,427	1,005,969

		1,531,655

Auto Components 0.1%
GKN PLC	258,625	1,070,798

Automobiles 0.1%
Fiat Chrysler Automobiles NV	141,759	1,143,968

Banks 2.0%
Barclays PLC	2,531,109	5,433,280
HSBC Holdings PLC	2,949,897	18,345,307
Lloyds Banking Group PLC	8,597,903	8,374,346
Royal Bank of Scotland Group PLC*	519,907	1,657,831
Standard Chartered PLC	487,134	3,294,493

		37,105,257

Beverages 1.1%
Diageo PLC	377,265	10,172,597
SABMiller PLC	145,640	8,895,380

		19,067,977

Capital Markets 0.2%
3i Group PLC	139,285	910,750
Aberdeen Asset Management PLC	134,455	533,728
Hargreaves Lansdown PLC	39,671	763,991
ICAP PLC	80,385	546,738
Schroders PLC	17,668	679,240

		3,434,447

Chemicals 0.1%
Croda International PLC	19,765	860,623
Johnson Matthey PLC	28,643	1,125,971

		1,986,594

Commercial Services & Supplies 0.1%
Aggreko PLC	35,692	551,178
Babcock International Group PLC	38,889	529,567
G4S PLC	226,531	618,150

		1,698,895

Consumer Finance 0.0%†
Provident Financial PLC	22,171	942,291

Containers & Packaging 0.0%†
Rexam PLC	100,429	912,908

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	48,356	1,953,352

Diversified Telecommunication Services 0.5%
BT Group PLC	1,272,199	8,032,864
Inmarsat PLC	72,335	1,020,354

		9,053,218

Electric Utilities 0.2%
SSE PLC	150,672	3,224,424

Energy Equipment & Services 0.0%†
Petrofac Ltd.	36,660	483,815

Food & Staples Retailing 0.3%
J Sainsbury PLC(a)	211,282	837,245
Tesco PLC*	1,236,309	3,395,506
Wm Morrison Supermarkets PLC(a)	338,824	964,928

		5,197,679

Food Products 0.2%
Associated British Foods PLC	53,578	2,570,547
Tate & Lyle PLC	70,114	581,109

		3,151,656

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	136,339	2,243,152

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	245,117	4,321,018
InterContinental Hotels Group PLC	37,098	1,526,449
Merlin Entertainments PLC(c)	113,594	755,227
Whitbread PLC	27,464	1,559,027
William Hill PLC	131,554	615,500

		8,777,221

Household Durables 0.3%
Barratt Developments PLC	147,753	1,186,162
Berkeley Group Holdings PLC	19,317	890,685
Persimmon PLC	45,613	1,362,974
Taylor Wimpey PLC	482,860	1,315,971

		4,755,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Household Products 0.5%
Reckitt Benckiser Group PLC	95,570	$9,218,364

Industrial Conglomerates 0.1%
Smiths Group PLC	64,029	987,340

Information Technology Services 0.0%†
Worldpay Group PLC*(c)	163,667	644,809

Insurance 1.2%
Admiral Group PLC	32,188	914,498
Aviva PLC	614,463	4,012,102
Direct Line Insurance Group PLC	215,809	1,144,695
Legal & General Group PLC	907,735	3,058,575
Old Mutual PLC	756,337	2,089,101
Prudential PLC	385,457	7,172,765
RSA Insurance Group PLC	154,943	1,055,923
St James’s Place PLC	80,368	1,056,706
Standard Life PLC	294,055	1,499,499

		22,003,864

Internet Software & Services 0.0%†
Auto Trader Group PLC(c)	142,544	797,544

Machinery 0.1%
CNH Industrial NV	136,695	928,050
IMI PLC	38,491	525,740
Weir Group PLC (The)	34,959	555,463

		2,009,253

Media 0.9%
ITV PLC	582,497	2,012,832
Pearson PLC	122,697	1,537,707
RELX NV	147,756	2,576,058
RELX PLC	165,403	3,068,403
Sky PLC	156,152	2,294,584
WPP PLC	196,617	4,576,364

		16,065,948

Metals & Mining 0.5%
Anglo American PLC	208,610	1,644,743
Rio Tinto Ltd.	64,133	2,088,257
Rio Tinto PLC	186,939	5,240,028

		8,973,028

Multiline Retail 0.2%
Marks & Spencer Group PLC	247,437	1,441,901
Next PLC	21,640	1,675,836

		3,117,737

Multi-Utilities 0.6%
Centrica PLC	757,114	2,473,388
National Grid PLC	561,144	7,939,831

		10,413,219

Oil, Gas & Consumable Fuels 0.8%
BP PLC	2,763,358	13,826,088

Personal Products 1.1%
Unilever NV, CVA	246,148	11,066,506
Unilever PLC	192,598	8,684,775

		19,751,281

Pharmaceuticals 1.4%
AstraZeneca PLC	189,441	10,576,839
GlaxoSmithKline PLC	733,957	14,857,683

		25,434,522

Professional Services 0.1%
Capita PLC	103,808	1,549,812
Intertek Group PLC	23,275	1,056,796

		2,606,608

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	147,728	1,482,884
Hammerson PLC	113,229	939,326
Intu Properties PLC	137,828	618,003
Land Securities Group PLC	116,573	1,838,070
Segro PLC	123,031	723,682

		5,601,965

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	208,495	3,035,958

Software 0.1%
Sage Group PLC (The)	165,677	1,493,811

Specialty Retail 0.2%
Dixons Carphone PLC	152,035	929,145
Kingfisher PLC	341,654	1,842,743
Sports Direct International PLC*	34,062	184,762

		2,956,650

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	67,310	1,315,901

Tobacco 1.3%
British American Tobacco PLC	280,976	16,430,341
Imperial Brands PLC	144,465	7,998,633

		24,428,974

Trading Companies & Distributors 0.2%
Ashtead Group PLC	78,836	976,223
Bunzl PLC	50,438	1,463,044
Travis Perkins PLC	35,229	922,854

		3,362,121

Water Utilities 0.1%
Severn Trent PLC	34,668	1,079,947
United Utilities Group PLC	100,540	1,330,856

		2,410,803

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	4,008,633	12,738,067

		309,285,804

UNITED STATES 0.1%

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	28,121	1,510,488

Total Common Stocks (cost $1,667,348,492)		1,777,631,789

Preferred Stocks 0.5%

GERMANY 0.5%
Automobiles 0.3%
Bayerische Motoren Werke AG - Preference Shares	8,186	653,519
Porsche Automobil Holding SE - Preference Shares	23,277	1,203,066
Volkswagen AG - Preference Shares	27,909	3,542,414

		5,398,999

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	11,312	504,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Preferred Stocks 0.5% (continued)

	Shares	Market Value

GERMANY (continued)
Household Products 0.2%
Henkel AG & Co. KGaA	26,633	$2,929,834

Total Preferred Stocks (cost $8,490,877)		8,832,887

Repurchase Agreements 5.8%

	Principal Amount	Market Value
Citigroup Global Markets, Inc., 0.30%, dated 03/20/15, due 05/05/16, repurchase price $8,027,467, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 4.75%, maturing 04/30/16 - 11/15/19; total market value $8,160,000.(d)	$8,000,000	8,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $20,003,600, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $20,400,000.(d)	20,000,000	20,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $7,955,462, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $8,114,504.(d)	7,955,395	7,955,395
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $40,000,511, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $40,800,522.(d)	40,000,000	40,000,000
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $10,000,128, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 8.13%, maturing 11/30/17 - 12/01/45; total market value $10,200,131.(d)	10,000,000	10,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $20,000,183, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $20,400,001.(d)	$20,000,000	$20,000,000

Total Repurchase Agreements (cost $105,955,395)		105,955,395

Total Investments (cost $1,781,794,764) (e) — 104.5%		1,892,420,071
Liabilities in excess of other assets — (4.5)%		(80,962,792)

NET ASSETS — 100.0%		$1,811,457,279

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $108,925,885, which was collateralized by a repurchase agreement with a value of $105,955,395 and $ 8,925,168 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 4/07/16 – 11/15/45, a total value of $114,880,563.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $4,868,278 which represents 0.27% of net assets.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $105,955,395.
(e)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,840,068,876, tax unrealized appreciation and depreciation were $286,762,697 and $(234,411,502), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
238	DJ Euro Stoxx 50	06/17/16	$7,937,740	$(110,610)
67	FTSE 100 Index	06/17/16	5,882,463	13,229
70	SGX Nikkei 225 Index	06/09/16	5,216,802	13,217
27	SPI 200 Index	06/16/16	2,621,256	(3,462)

			$21,658,261	$(87,626)

At March 31, 2016 the fund had $2,097,521 segregated in foreign currency as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$19,919,675	$—	$19,919,675
Air Freight & Logistics	—	7,154,461	—	7,154,461
Airlines	284,493	4,594,724	—	4,879,217
Auto Components	—	23,289,444	—	23,289,444
Automobiles	771,939	61,845,751	—	62,617,690
Banks	—	199,719,326	—	199,719,326
Beverages	—	50,496,742	—	50,496,742
Biotechnology	—	9,817,089	—	9,817,089
Building Products	—	13,155,265	—	13,155,265
Capital Markets	—	30,123,062	—	30,123,062
Chemicals	—	62,686,142	—	62,686,142
Commercial Services & Supplies	—	11,661,876	—	11,661,876
Communications Equipment	—	9,729,589	—	9,729,589
Construction & Engineering	—	15,429,618	—	15,429,618
Construction Materials	—	11,304,701	—	11,304,701
Consumer Finance	—	1,949,442	—	1,949,442
Containers & Packaging	—	3,323,241	—	3,323,241
Distributors	—	494,873	—	494,873
Diversified Consumer Services	—	328,230	—	328,230
Diversified Financial Services	—	22,003,720	—	22,003,720
Diversified Telecommunication Services	556,514	61,776,573	—	62,333,087
Electric Utilities	—	32,876,971	—	32,876,971
Electrical Equipment	—	23,603,571	—	23,603,571
Electronic Equipment, Instruments & Components	—	21,199,661	—	21,199,661
Energy Equipment & Services	—	2,646,275	—	2,646,275
Food & Staples Retailing	—	31,445,733	—	31,445,733
Food Products	—	60,748,580	—	60,748,580
Gas Utilities	—	10,081,122	—	10,081,122
Health Care Equipment & Supplies	—	17,062,213	—	17,062,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$—	$12,094,324	$—	$12,094,324
Health Care Technology	—	731,829	—	731,829
Hotels, Restaurants & Leisure	257,243	25,235,925	—	25,493,168
Household Durables	—	19,618,338	—	19,618,338
Household Products	—	14,763,034	—	14,763,034
Independent Power and Renewable Electricity Producers	—	1,570,468	—	1,570,468
Industrial Conglomerates	2,062,410	26,651,031	—	28,713,441
Information Technology Services	—	11,041,274	—	11,041,274
Insurance	—	100,518,175	—	100,518,175
Internet & Catalog Retail	—	1,770,120	—	1,770,120
Internet Software & Services	—	3,291,780	—	3,291,780
Leisure Products	—	3,735,318	—	3,735,318
Life Sciences Tools & Services	—	2,121,699	—	2,121,699
Machinery	—	41,812,318	—	41,812,318
Marine	—	4,089,992	—	4,089,992
Media	—	32,453,279	—	32,453,279
Metals & Mining	—	38,250,092	—	38,250,092
Multiline Retail	—	6,634,616	—	6,634,616
Multi-Utilities	—	22,208,538	—	22,208,538
Oil, Gas & Consumable Fuels	—	80,619,005	—	80,619,005
Paper & Forest Products	—	3,732,275	—	3,732,275
Personal Products	—	33,569,350	—	33,569,350
Pharmaceuticals	194,247	162,900,523	—	163,094,770
Professional Services	—	11,757,500	—	11,757,500
Real Estate Investment Trusts (REITs)	—	34,192,281	—	34,192,281
Real Estate Management & Development	538,696	35,982,272	—	36,520,968
Road & Rail	—	22,751,179	—	22,751,179
Semiconductors & Semiconductor Equipment	1,605,834	13,903,722	—	15,509,556
Software	1,347,592	20,448,233	—	21,795,825
Specialty Retail	—	19,649,747	—	19,649,747
Technology Hardware, Storage & Peripherals	—	11,305,796	—	11,305,796
Textiles, Apparel & Luxury Goods	—	29,973,853	—	29,973,853
Tobacco	—	32,325,980	—	32,325,980
Trading Companies & Distributors	576,129	20,713,374	—	21,289,503
Transportation Infrastructure	75,452	11,317,158	—	11,392,610
Water Utilities	—	2,410,803	—	2,410,803
Wireless Telecommunication Services	—	32,748,369	—	32,748,369

Total Common Stocks	$8,270,549	$1,769,361,240	$—	$1,777,631,789

Futures Contracts	26,446	—	—	26,446
Preferred Stocks	—	8,832,887	—	8,832,887
Repurchase Agreements	—	105,955,395	—	105,955,395

Total Assets	$8,296,995	$1,884,149,522	$—	$1,892,446,517

Liabilities:
Futures Contracts	$(114,072)	$—	$—	$(114,072)

Total Liabilities	$(114,072)	$—	$—	$(114,072)

Total	$8,182,923	$1,884,149,522	$—	$1,892,332,445

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a) During the period ended March 31, 2016, there were eight transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2016, was $22,494,407 and $22,218,500, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At March 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

During the period ended March 31, 2016, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity Risk	Unrealized appreciation from futures contracts	$26,446

Total		$26,446

Liabilities:		Fair Value
Futures Contracts
Equity Risk	Unrealized depreciation from futures contracts	$(114,072)

Total		$(114,072)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 76.1%
	Shares	Market Value
Equity Funds 20.4%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,863,098	$24,481,105
NVIT International Index Fund, Class Y(a)	4,754,218	40,268,228
NVIT Mid Cap Index Fund, Class Y(a)	1,052,498	24,512,679
NVIT S&P 500 Index Fund, Class Y(a)	4,530,960	64,203,698
NVIT Small Cap Index Fund, Class Y(a)	735,867	8,683,232

Total Equity Funds (cost $153,230,349)		162,148,942

Fixed Income Funds 55.7%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,373,183	54,967,666
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	4,049,659	39,322,191
NVIT Bond Index Fund, Class Y(a)	25,172,802	269,097,255
NVIT Short Term Bond Fund, Class Y(a)	7,615,359	78,438,194

Total Fixed Income Funds (cost $446,131,486)		441,825,306

Total Mutual Funds (cost $599,361,835)		603,974,248

Fixed Contract 23.9%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$189,248,842	189,248,842

Total Fixed Contract (cost $189,248,842)		189,248,842

Total Investments (cost $788,610,677) (d) — 100.0%		793,223,090
Liabilities in excess of other assets — 0.0%†		(384,699)

NET ASSETS — 100.0%		$792,838,391

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $788,834,784, tax unrealized appreciation and depreciation were $10,857,854 and $(6,469,548), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$189,248,842	$189,248,842
Mutual Funds	603,974,248	—	—	603,974,248

Total	$603,974,248	$—	$189,248,842	$793,223,090

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$180,573,780	$180,573,780
Interest Income from Affiliates	1,457,381	1,457,381
Purchases	10,328,409	10,328,409
Sales	(3,110,728)	(3,110,728)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$189,248,842	$189,248,842

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$189,248,842	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%
	Shares	Market Value
Equity Funds 90.1%
NVIT International Index Fund, Class Y(a)	9,410,198	$79,704,375
NVIT Mid Cap Index Fund, Class Y(a)	1,545,278	35,989,524
NVIT S&P 500 Index Fund, Class Y(a)	7,214,464	102,228,960
NVIT Small Cap Index Fund, Class Y(a)	2,582,167	30,469,570

Total Equity Funds (cost $200,803,900)		248,392,429

Fixed Income Funds 10.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,078,558	11,033,646
NVIT Bond Index Fund, Class Y(a)	1,553,003	16,601,607

Total Fixed Income Funds (cost $27,692,282)		27,635,253

Total Mutual Funds (cost $228,496,182)		276,027,682

Total Investments (cost $228,496,182) (b) — 100.1%		276,027,682
Liabilities in excess of other assets — (0.1)%		(151,842)

NET ASSETS — 100.0%		$275,875,840

(a)	Investment in affiliate.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $238,747,526, tax unrealized appreciation and depreciation were $39,018,354 and $(1,738,198), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 88.0%
	Shares	Market Value
Equity Funds 50.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,243,490	$55,759,458
NVIT International Index Fund, Class Y(a)	24,837,965	210,377,566
NVIT Mid Cap Index Fund, Class Y(a)	4,880,596	113,669,089
NVIT S&P 500 Index Fund, Class Y(a)	19,962,352	282,866,527
NVIT Small Cap Index Fund, Class Y(a)	3,622,788	42,748,897

Total Equity Funds (cost $618,196,669)		705,421,537

Fixed Income Funds 37.8%
Nationwide Core Plus Bond Fund, Institutional Class(a)	9,573,786	97,939,826
NVIT Bond Index Fund, Class Y(a)	34,132,857	364,880,236
NVIT Short Term Bond Fund, Class Y(a)	6,753,453	69,560,561

Total Fixed Income Funds (cost $536,921,860)		532,380,623

Total Mutual Funds (cost $1,155,118,529)		1,237,802,160

Fixed Contract 12.0%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$167,943,904	167,943,904

Total Fixed Contract (cost $167,943,904)		167,943,904

Total Investments (cost $1,323,062,433) (d) — 100.0%		1,405,746,064
Liabilities in excess of other assets — 0.0%†		(657,472)

NET ASSETS — 100.0%		$1,405,088,592

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,323,424,875, tax unrealized appreciation and depreciation were $94,183,696 and $(11,862,507), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$167,943,904	$167,943,904
Mutual Funds	1,237,802,160	—	—	1,237,802,160

Total	$1,237,802,160	$—	$167,943,904	$1,405,746,064

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$164,962,954	$164,962,954
Interest Income from Affiliates	1,317,545	1,317,545
Purchases	1,753,882	1,753,882
Sales	(90,477)	(90,477)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$167,943,904	$167,943,904

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$167,943,904	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 85.3%
	Shares	Market Value
Equity Funds 47.4%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,112,605	$14,619,636
NVIT International Index Fund, Class Y(a)	5,885,463	49,849,867
NVIT Mid Cap Index Fund, Class Y(a)	1,239,300	28,863,287
NVIT S&P 500 Index Fund, Class Y(a)	5,274,316	74,737,056
NVIT Small Cap Index Fund, Class Y(a)	861,130	10,161,329

Total Equity Funds (cost $185,413,868)		178,231,175

Fixed Income Funds 37.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,562,546	26,214,841
NVIT Bond Index Fund, Class Y(a)	9,108,939	97,374,557
NVIT Short Term Bond Fund, Class Y(a)	1,829,362	18,842,430

Total Fixed Income Funds (cost $142,894,793)		142,431,828

Total Mutual Funds (cost $328,308,661)		320,663,003

Fixed Contract 12.1%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$45,331,495	45,331,495

Total Fixed Contract (cost $45,331,495)		45,331,495

Total Investments (cost $373,640,156) (d) — 97.4%		365,994,498
Other assets in excess of liabilities — 2.6%		9,809,188

NET ASSETS — 100.0%		$375,803,686

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $373,793,758, tax unrealized appreciation and depreciation were $2,698,444 and $(10,497,704), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
136	Mini MSCI EAFE	06/17/16	$11,053,400	$41,167
32	Russell 2000 Mini Future	06/17/16	3,550,720	80,322
218	S&P 500 E-Mini	06/17/16	22,361,350	194,284
53	S&P MID 400 E-Mini	06/17/16	7,638,360	112,444

			$44,603,830	$428,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$45,331,495	$45,331,495
Futures Contracts	428,217	—	—	428,217
Mutual Funds	320,663,003	—	—	320,663,003

Total	$321,091,220	$—	$45,331,495	$366,422,715

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$43,369,293	$43,369,293
Interest Income from Affiliates	350,983	350,983
Purchases	1,740,850	1,740,850
Sales	(129,631)	(129,631)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$45,331495	$45,331,495

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$45,331,495	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$428,217

Total		$428,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 89.3%

	Shares	Market Value
Equity Funds 57.3%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,688,839	$22,191,347
NVIT International Index Fund, Class Y(a)	13,556,562	114,824,082
NVIT Mid Cap Index Fund, Class Y(a)	2,828,846	65,883,813
NVIT S&P 500 Index Fund, Class Y(a)	14,405,768	204,129,738
NVIT Small Cap Index Fund, Class Y(a)	2,331,264	27,508,913

Total Equity Funds (cost $448,883,212)		434,537,893

Fixed Income Funds 32.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,178,688	52,977,982
NVIT Bond Index Fund, Class Y(a)	15,582,862	166,580,794
NVIT Short Term Bond Fund, Class Y(a)	2,238,100	23,052,433

Total Fixed Income Funds (cost $243,075,219)		242,611,209

Total Mutual Funds (cost $691,958,431)		677,149,102

Fixed Contract 8.0%

	Principal Amount
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$60,930,371	60,930,371

Total Fixed Contract (cost $60,930,371)		60,930,371

Total Investments (cost $752,888,802) (d) — 97.3%		738,079,473
Other assets in excess of liabilities — 2.7%		20,527,796

NET ASSETS — 100.0%		$758,607,269

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $753,029,369, tax unrealized appreciation and depreciation were $7,591,777 and $(22,541,673), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
302	Mini MSCI EAFE	06/17/16	$24,545,050	$(83,046)
77	Russell 2000 Mini Future	06/17/16	8,543,920	112,243
454	S&P 500 E-Mini	06/17/16	46,569,050	223,769
106	S&P MID 400 E-Mini	06/17/16	15,276,720	141,234

			$94,934,740	$394,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$60,930,371	$60,930,371
Futures Contracts	477,246	—	—	477,246
Mutual Funds	677,149,102	—	—	677,149,102

Total Assets	$677,626,348	$—	$60,930,371	$738,556,719

Liabilities:
Futures Contracts	$(83,046)	$—	$—	$(83,046)

Total Liabilities	$(83,046)	$—	$—	$(83,046)

Total	$677,543,302	$—	$60,930,371	$738,473,673

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$57,546,649	$57,546,649
Interest Income from Affiliates	469,294	469,294
Purchases	2,996,428	2,996,428
Sales	(82,000)	(82,000)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$60,930,371	$60,930,371

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$60,930,371	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$477,246

Total		$477,246

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(83,046)

Total		$(83,046)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value
Equity Funds 60.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	6,778,478	$89,069,195
NVIT International Index Fund, Class Y(a)	55,729,518	472,029,015
NVIT Mid Cap Index Fund, Class Y(a)	11,149,842	259,679,829
NVIT S&P 500 Index Fund, Class Y(a)	54,253,779	768,776,049
NVIT Small Cap Index Fund, Class Y(a)	9,442,458	111,421,001

Total Equity Funds (cost $1,205,220,646)		1,700,975,089

Fixed Income Funds 31.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	19,601,529	200,523,643
NVIT Bond Index Fund, Class Y(a)	57,390,642	613,505,961
NVIT Short Term Bond Fund, Class Y(a)	8,515,331	87,707,914

Total Fixed Income Funds (cost $902,504,028)		901,737,518

Total Mutual Funds (cost $2,107,724,674)		2,602,712,607

Fixed Contract 8.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$226,153,743	226,153,743

Total Fixed Contract (cost $226,153,743)		226,153,743

Total Investments (cost $2,333,878,417) (d) — 100.0%		2,828,866,350
Liabilities in excess of other assets — 0.0%†		(1,314,590)

NET ASSETS — 100.0%		$2,827,551,760

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $2,367,958,008, tax unrealized appreciation and depreciation were $466,160,612 and $(5,252,270), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$226,153,743	$226,153,743
Mutual Funds	2,602,712,607	—	—	2,602,712,607

Total	$2,602,712,607	$—	$226,153,743	$2,828,866,350

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$233,382,701	$233,382,701
Interest Income from Affiliates	1,821,154	1,821,154
Purchases	—	—
Sales	(9,050,112)	(9,050,112)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$226,153,743	$226,153,743

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$226,153,743	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value
Equity Funds 80.4%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,869,147	$37,700,592
NVIT International Index Fund, Class Y(a)	36,804,560	311,734,620
NVIT Mid Cap Index Fund, Class Y(a)	6,295,552	146,623,413
NVIT S&P 500 Index Fund, Class Y(a)	27,339,578	387,401,817
NVIT Small Cap Index Fund, Class Y(a)	7,175,699	84,673,243

Total Equity Funds (cost $733,041,266)		968,133,685

Fixed Income Funds 17.6%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,842,949	59,773,364
NVIT Bond Index Fund, Class Y(a)	14,186,154	151,649,983

Total Fixed Income Funds (cost $212,781,326)		211,423,347

Total Mutual Funds (cost $945,822,592)		1,179,557,032

Fixed Contract 2.0%

	Principal Amount
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$24,499,979	24,499,979

Total Fixed Contract (cost $24,499,979)		24,499,979

Total Investments (cost $970,322,571) (d) — 100.0%		1,204,057,011
Liabilities in excess of other assets — 0.0%†		(593,176)

NET ASSETS — 100.0%		$1,203,463,835

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,002,808,293, tax unrealized appreciation and depreciation were $204,806,598 and $(3,557,880), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$24,499,979	$24,499,979
Mutual Funds	1,179,557,032	—	—	1,179,557,032

Total	$1,179,557,032	$—	$24,499,979	$1,204,057,011

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$25,018,632	$25,018,632
Interest Income from Affiliates	195,662	195,662
Purchases	—	—
Sales	(714,315)	(714,315)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$24,499,979	$24,499,979

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$24,499,979	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 84.1%

	Shares	Market Value
Equity Funds 40.1%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,864,581	$37,640,590
NVIT International Index Fund, Class Y (a)	10,877,218	92,130,035
NVIT Mid Cap Index Fund, Class Y (a)	2,423,598	56,445,603
NVIT S&P 500 Index Fund, Class Y (a)	11,993,614	169,949,512
NVIT Small Cap Index Fund, Class Y (a)	1,508,564	17,801,060

Total Equity Funds (cost $288,400,348)		373,966,800

Fixed Income Funds 44.0%
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,426,543	65,743,532
Nationwide Inflation-Protected Securities Fund, Institutional Class * (a)	2,006,440	19,482,537
NVIT Bond Index Fund, Class Y (a)	25,146,565	268,816,780
NVIT Short Term Bond Fund, Class Y (a)	5,443,282	56,065,807

Total Fixed Income Funds (cost $410,498,789)		410,108,656

Total Mutual Funds (cost $698,899,137)		784,075,456

Fixed Contract 15.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25% (a)(b)(c)	$147,670,587	147,670,587

Total Fixed Contract (cost $147,670,587)		147,670,587

Total Investments (cost $846,569,724) (d) — 100.0%		931,746,043
Liabilities in excess of other assets — 0.0%†		(449,547)

NET ASSETS — 100.0%		$931,296,496

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $853,867,903, tax unrealized appreciation and depreciation were $80,564,125 and $(2,685,985), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$147,670,587	$147,670,587
Mutual Funds	784,075,456	—	—	784,075,456

Total	$784,075,456	$—	$147,670,587	$931,746,043

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$148,653,891	$148,653,891
Interest Income from Affiliates	1,177,276	1,177,276
Purchases	486,712	486,712
Sales	(2,647,292)	(2,647,292)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/16	$147,670,587	$147,670,587

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$147,670,587	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 2.8%
General Dynamics Corp.	52,525	$6,900,209
L-3 Communications Holdings, Inc.	79,590	9,431,415
Northrop Grumman Corp.	72,355	14,319,054
Textron, Inc.	160,825	5,863,680

		36,514,358

Airlines 0.5%
JetBlue Airways Corp.*	313,955	6,630,730

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)	200,325	6,606,719

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	219,230	19,603,547

Biotechnology 7.3%
Amgen, Inc.	203,610	30,527,248
Baxalta, Inc.	381,415	15,409,166
Celgene Corp.*	196,870	19,704,718
Gilead Sciences, Inc.	312,155	28,674,558

		94,315,690

Capital Markets 1.1%
E*TRADE Financial Corp.*	224,200	5,490,658
Morgan Stanley	320,325	8,011,328

		13,501,986

Chemicals 1.0%
LyondellBasell Industries NV, Class A	152,975	13,091,600

Commercial Services & Supplies 0.8%
Copart, Inc.*	260,750	10,630,777

Distributors 1.0%
Pool Corp.	148,125	12,996,488

Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	280,050	10,552,284

Electrical Equipment 1.0%
Eaton Corp. PLC	196,835	12,313,998

Food & Staples Retailing 4.1%
CVS Health Corp.	246,215	25,539,882
Kroger Co. (The)	464,245	17,757,371
Sysco Corp.	200,820	9,384,319

		52,681,572

Food Products 4.0%
General Mills, Inc.	237,350	15,036,123
Hershey Co. (The)	107,925	9,938,813
Hormel Foods Corp.	326,000	14,096,240
Ingredion, Inc.	115,125	12,294,199

		51,365,375

Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	283,380	11,641,250

Health Care Providers & Services 5.8%
Cardinal Health, Inc.	157,515	12,908,354
Cigna Corp.	91,400	12,543,736
Express Scripts Holding Co.*	151,565	10,411,000
Molina Healthcare, Inc.*(a)	142,910	9,216,266
UnitedHealth Group, Inc.	224,830	28,980,587

		74,059,943

Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	190,690	12,642,747

Household Durables 2.2%
Helen of Troy Ltd.*(a)	107,225	11,118,160
Mohawk Industries, Inc.*	51,250	9,783,625
Newell Rubbermaid, Inc.(a)	157,390	6,970,803

		27,872,588

Household Products 3.4%
Clorox Co. (The)	109,850	13,847,691
Colgate-Palmolive Co.	290,370	20,514,640
Spectrum Brands Holdings, Inc.(a)	88,400	9,660,352

		44,022,683

Industrial Conglomerates 0.6%
Danaher Corp.	84,780	8,042,231

Information Technology Services 7.5%
Broadridge Financial Solutions, Inc.	239,085	14,180,131
Convergys Corp.	406,925	11,300,307
CoreLogic, Inc.*	266,025	9,231,067
Euronet Worldwide, Inc.*	125,350	9,289,689
Fiserv, Inc.*	147,025	15,081,825
Vantiv, Inc., Class A*	212,275	11,437,377
Visa, Inc., Class A	340,565	26,046,411

		96,566,807

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	33,545	19,913,654
Netflix, Inc.*	70,600	7,217,438

		27,131,092

Internet Software & Services 10.6%
Alphabet, Inc., Class A*	99,755	76,103,089
eBay, Inc.*	261,845	6,247,622
Facebook, Inc., Class A*	403,490	46,038,209
VeriSign, Inc.*	96,975	8,586,167

		136,975,087

Leisure Products 0.7%
Hasbro, Inc.	113,190	9,066,519

Life Sciences Tools & Services 1.2%
ICON PLC*(a)	206,275	15,491,252

Machinery 0.7%
Deere & Co.(a)	123,355	9,497,101

Media 6.3%
AMC Networks, Inc., Class A*	104,075	6,758,631
Comcast Corp., Class A	567,130	34,640,300
Discovery Communications, Inc., Class A*(a)	317,730	9,096,610
Walt Disney Co. (The)	305,220	30,311,398

		80,806,939

Multiline Retail 1.9%
Macy’s, Inc.	212,000	9,347,080
Target Corp.	174,650	14,370,202

		23,717,282

Oil, Gas & Consumable Fuels 1.1%
Tesoro Corp.	75,050	6,455,050
World Fuel Services Corp.	164,575	7,995,054

		14,450,104

Pharmaceuticals 5.0%
AbbVie, Inc.	445,000	25,418,400
Eli Lilly & Co.	274,115	19,739,021
Johnson & Johnson	176,080	19,051,856

		64,209,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 0.4%
Tanger Factory Outlet Centers, Inc.	120,721	$4,393,037

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A*	233,380	6,726,012

Semiconductors & Semiconductor Equipment 1.5%
Maxim Integrated Products, Inc.	282,700	10,397,706
QUALCOMM, Inc.	173,450	8,870,233

		19,267,939

Software 6.8%
Cadence Design Systems, Inc.*	392,275	9,249,844
Check Point Software Technologies Ltd. * (a)	130,010	11,371,975
Citrix Systems, Inc.*	92,425	7,262,757
Electronic Arts, Inc.*	247,710	16,376,108
Microsoft Corp.	782,130	43,197,040

		87,457,724

Specialty Retail 4.4%
Home Depot, Inc. (The)	292,975	39,091,654
O’Reilly Automotive, Inc.*	65,840	18,017,775

		57,109,429

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	723,915	78,899,496

Trading Companies & Distributors 0.6%
United Rentals, Inc.*	132,400	8,233,956

Total Common Stocks (cost $1,150,930,500)		1,259,085,619

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	286,475	317,987

Total Right (cost $–)		317,987

Repurchase Agreements 3.1%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $213,852, collateralized by U.S. Government Treasury Securities, ranging from 1.88% - 3.38%, maturing 08/31/22 - 05/15/44; total market value $218,127.(b)	$213,850	213,850
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $8,001,440, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $8,160,000.(b)	8,000,000	8,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $1,838,482, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $1,875,236.(b)	1,838,466	1,838,466
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $15,000,192, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $15,300,196.(b)	15,000,000	15,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $15,000,138, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $15,300,001.(b)	15,000,000	15,000,000

Total Repurchase Agreements (cost $40,052,316)		40,052,316

Total Investments (cost $1,190,982,816)(c) — 100.8%		1,299,455,922
Liabilities in excess of other assets — (0.8%)		(10,012,587)

NET ASSETS — 100.0%		$1,289,443,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $43,255,729, which was collateralized by a repurchase agreement with a value of $40,052,316 and $4,050,180 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.75%, and maturity dates ranging from 04/14/16 - 05/15/45, a total value of $44,102,496.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $40,052,316.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,192,936,207, tax unrealized appreciation and depreciation were $136,339,714 and $(29,819,999), respectively.
†	Amount rounds to less than 0.1%.P

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,259,085,619	$—	$—	$1,259,085,619
Repurchase Agreements	—	40,052,316	—	40,052,316
Right	—	317,987	—	317,987

Total	$1,259,085,619	$40,370,303	$—	$1,299,455,922

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Mutual Fund 97.2%

	Shares	Market Value
Balanced Fund 97.2%
American Funds Asset Allocation Fund, Class 1	31,298,353	$654,761,544

Total Mutual Fund (cost $674,718,396)		654,761,544

Total Investments (cost $674,718,396)(a) — 97.2%		654,761,544
Other assets in excess of liabilities — 2.8%		19,002,955

NET ASSETS — 100.0%		$673,764,499

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $674,980,399, tax unrealized appreciation and depreciation were $0 and $(20,218,855), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
66	Mini MSCI EAFE	06/17/16	$5,364,150	$27,145
42	Russell 2000 Mini Future	06/17/16	4,660,320	106,674
642	S&P 500 E-Mini	06/17/16	65,853,150	576,536
11	S&P MID 400 E-Mini	06/17/16	1,585,320	23,071

			$77,462,940	$733,426

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation futures from contracts	$733,426

Total		$733,426

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Mutual Fund 96.0%
	Shares	Market Value
Equity Fund 96.0%
American Funds Growth Income Fund, Class 1	1,649,256	$75,024,673

Total Mutual Fund (cost $81,433,024)		75,024,673

Total Investments (cost $81,433,024)(a) — 96.0%		75,024,673
Other assets in excess of liabilities — 4.0%		3,089,905

NET ASSETS — 100.0%		$78,114,578

(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $81,569,204, tax unrealized appreciation and depreciation were $0 and $(6,544,531), respectively.

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
3	Mini MSCI EAFE	06/17/16	$243,825	$1,307
1	Russell 2000 Mini Future	06/17/16	110,960	4,138
22	S&P 500 E-Mini	06/17/16	2,256,650	59,600
1	S&P MID 400 E-Mini	06/17/16	144,120	5,597

			$2,755,555	$70,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$70,642

Total		$70,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 1.8%
B/E Aerospace, Inc.	89,671	$4,135,627
Curtiss-Wright Corp.	38,857	2,940,309
Esterline Technologies Corp.*	26,021	1,667,165
Huntington Ingalls Industries, Inc.	41,112	5,629,877
KLX, Inc.*	46,350	1,489,689
Orbital ATK, Inc.	51,663	4,491,581
Teledyne Technologies, Inc.*(a)	30,248	2,666,059
Triumph Group, Inc.	43,320	1,363,714

		24,384,021

Airlines 1.1%
Alaska Air Group, Inc.	109,535	8,984,061
JetBlue Airways Corp.*	281,966	5,955,122

		14,939,183

Auto Components 0.4%
Dana Holding Corp.	130,458	1,838,153
Gentex Corp.(a)	253,696	3,980,490

		5,818,643

Automobiles 0.2%
Thor Industries, Inc.(a)	40,098	2,557,049

Banks 5.4%
Associated Banc-Corp.(a)	131,469	2,358,554
BancorpSouth, Inc.	74,483	1,587,233
Bank of Hawaii Corp.(a)	37,854	2,584,671
Bank of the Ozarks, Inc.	71,683	3,008,535
Cathay General Bancorp(a)	65,007	1,841,648
Commerce Bancshares, Inc.(a)	73,065	3,284,272
Cullen/Frost Bankers, Inc.(a)	47,900	2,639,769
East West Bancorp, Inc.	126,371	4,104,530
First Horizon National Corp.(a)	208,787	2,735,110
First Niagara Financial Group, Inc.	311,566	3,015,959
FirstMerit Corp.	145,563	3,064,101
FNB Corp.	183,931	2,392,942
Fulton Financial Corp.	152,473	2,040,089
Hancock Holding Co.	68,057	1,562,589
International Bancshares Corp.	48,637	1,199,388
PacWest Bancorp(a)	100,484	3,732,981
PrivateBancorp, Inc.	69,697	2,690,304
Prosperity Bancshares, Inc.(a)	57,681	2,675,822
Signature Bank*	46,782	6,367,966
SVB Financial Group*	45,327	4,625,620
Synovus Financial Corp.	111,468	3,222,540
TCF Financial Corp.	149,835	1,836,977
Trustmark Corp.	59,374	1,367,383
Umpqua Holdings Corp.(a)	193,465	3,068,355
Valley National Bancorp(a)	196,379	1,873,456
Webster Financial Corp.	80,287	2,882,303

		71,763,097

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	8,312	1,538,302

Biotechnology 0.3%
United Therapeutics Corp.*	39,829	4,438,146

Building Products 1.3%
A.O. Smith Corp.	65,581	5,004,486
Fortune Brands Home & Security, Inc.(a)	138,395	7,755,656
Lennox International, Inc.	34,938	4,723,268

		17,483,410

Capital Markets 1.7%
Eaton Vance Corp.	100,313	3,362,492
Federated Investors, Inc., Class B	82,992	2,394,319
Janus Capital Group, Inc.	128,969	1,886,817
Raymond James Financial, Inc.	112,438	5,353,173
SEI Investments Co.	120,720	5,196,996
Stifel Financial Corp.*	61,041	1,806,814
Waddell & Reed Financial, Inc., Class A(a)	71,186	1,675,718
WisdomTree Investments, Inc.(a)	99,426	1,136,439

		22,812,768

Chemicals 3.2%
Albemarle Corp.(a)	98,577	6,302,027
Ashland, Inc.	55,523	6,105,309
Cabot Corp.	54,763	2,646,696
Minerals Technologies, Inc.	30,618	1,740,633
NewMarket Corp.	8,742	3,464,105
Olin Corp.	145,000	2,518,650
PolyOne Corp.(a)	74,915	2,266,179
RPM International, Inc.	116,651	5,521,092
Scotts Miracle-Gro Co. (The), Class A	39,909	2,904,178
Sensient Technologies Corp.	39,488	2,505,908
Valspar Corp. (The)	63,831	6,831,194

		42,805,971

Commercial Services & Supplies 1.9%
Clean Harbors, Inc.*	46,034	2,271,317
Copart, Inc.*(a)	89,505	3,649,119
Deluxe Corp.	43,000	2,687,070
Herman Miller, Inc.	52,548	1,623,208
HNI Corp.	38,780	1,519,012
MSA Safety, Inc.	27,897	1,348,820
Rollins, Inc.	82,625	2,240,790
RR Donnelley & Sons Co.	183,335	3,006,694
Waste Connections, Inc.(a)	107,486	6,942,521

		25,288,551

Communications Equipment 0.9%
ARRIS International PLC*	157,701	3,614,507
Ciena Corp.*(a)	113,452	2,157,857
InterDigital, Inc.	30,733	1,710,292
NetScout Systems, Inc.*	86,563	1,988,352
Plantronics, Inc.	29,480	1,155,321
Polycom, Inc.*	117,601	1,311,251

		11,937,580

Construction & Engineering 0.8%
AECOM*	134,020	4,126,476
Granite Construction, Inc.	34,613	1,654,501
KBR, Inc.	124,858	1,932,802
Valmont Industries, Inc.	20,012	2,478,286

		10,192,065

Construction Materials 0.2%
Eagle Materials, Inc.(a)	43,304	3,036,043

Consumer Finance 0.2%
SLM Corp.*	374,383	2,381,076

Containers & Packaging 1.5%
AptarGroup, Inc.(a)	55,188	4,327,291

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging (continued)
Bemis Co., Inc.(b)	83,153	$4,305,663
Greif, Inc., Class A(a)	21,851	715,620
Packaging Corp. of America	82,793	5,000,697
Silgan Holdings, Inc.(a)	35,535	1,889,396
Sonoco Products Co.	88,662	4,306,313

		20,544,980

Distributors 0.9%
LKQ Corp.*	268,903	8,586,073
Pool Corp.	36,920	3,239,361

		11,825,434

Diversified Consumer Services 0.6%
DeVry Education Group, Inc.(a)	49,933	862,343
Graham Holdings Co., Class B	3,775	1,812,000
Service Corp. International	171,141	4,223,760
Sotheby’s	48,413	1,294,079

		8,192,182

Diversified Financial Services 1.5%
CBOE Holdings, Inc.	71,831	4,692,720
FactSet Research Systems, Inc.	36,174	5,481,446
MarketAxess Holdings, Inc.	32,952	4,113,398
MSCI, Inc.	78,077	5,783,944

		20,071,508

Electric Utilities 2.0%
Cleco Corp.	53,173	2,935,682
Great Plains Energy, Inc.	135,361	4,365,392
Hawaiian Electric Industries, Inc.	94,515	3,062,286
IDACORP, Inc.	44,171	3,294,715
OGE Energy Corp.	175,375	5,020,986
PNM Resources, Inc.	69,950	2,358,714
Westar Energy, Inc.	124,371	6,170,045

		27,207,820

Electrical Equipment 1.2%
Acuity Brands, Inc.(a)(b)	38,449	8,387,265
Hubbell, Inc.	46,835	4,961,232
Regal Beloit Corp.	39,228	2,474,894

		15,823,391

Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc.*	79,834	5,142,108
Avnet, Inc.	115,276	5,106,727
Belden, Inc.	36,874	2,263,326
Cognex Corp.	74,545	2,903,528
FEI Co.(a)	35,886	3,194,213
Ingram Micro, Inc., Class A	130,289	4,678,678
IPG Photonics Corp.*	32,048	3,079,172
Jabil Circuit, Inc.(a)	167,338	3,224,603
Keysight Technologies, Inc.*	150,442	4,173,261
Knowles Corp.*(a)	77,666	1,023,638
National Instruments Corp.	88,648	2,669,191
SYNNEX Corp.	25,441	2,355,582
Tech Data Corp.*	30,800	2,364,516
Trimble Navigation Ltd.*	220,336	5,464,333
VeriFone Systems, Inc.*(a)	96,743	2,732,022
Vishay Intertechnology, Inc.	119,051	1,453,613
Zebra Technologies Corp., Class A*(a)	45,797	3,159,993

		54,988,504

Energy Equipment & Services 1.4%
Dril-Quip, Inc.*	33,330	2,018,465
Ensco PLC, Class A	208,793	2,165,183
Nabors Industries Ltd.	247,302	2,275,178
Noble Corp. PLC(a)	213,576	2,210,512
Oceaneering International, Inc.	85,931	2,856,346
Oil States International, Inc.*	45,183	1,424,168
Patterson-UTI Energy, Inc.	129,240	2,277,209
Rowan Cos. PLC, Class A(a)	109,618	1,764,850
Superior Energy Services, Inc.	132,955	1,780,268

		18,772,179

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	34,294	3,886,196
Sprouts Farmers Market, Inc.*(a)	124,120	3,604,445
SUPERVALU, Inc.*	233,517	1,345,058
United Natural Foods, Inc.*	44,191	1,780,897

		10,616,596

Food Products 2.5%
Dean Foods Co.(a)	80,517	1,394,554
Flowers Foods, Inc.	164,063	3,028,603
Hain Celestial Group, Inc. (The)*(a)	90,542	3,704,073
Ingredion, Inc.	63,130	6,741,653
Lancaster Colony Corp.	17,069	1,887,319
Post Holdings, Inc.*	56,287	3,870,857
Snyder’s-Lance, Inc.	69,424	2,185,468
Tootsie Roll Industries, Inc.(a)	15,670	547,524
TreeHouse Foods, Inc.*(a)	49,525	4,296,294
WhiteWave Foods Co. (The)*	154,862	6,293,592

		33,949,937

Gas Utilities 2.2%
Atmos Energy Corp.	89,620	6,655,181
National Fuel Gas Co.	74,461	3,726,773
New Jersey Resources Corp.	75,457	2,748,899
ONE Gas, Inc.	45,922	2,805,834
Questar Corp.	153,689	3,811,487
UGI Corp.	150,973	6,082,702
WGL Holdings, Inc.	43,776	3,168,069

		28,998,945

Health Care Equipment & Supplies 3.7%
ABIOMED, Inc.*	34,201	3,242,597
Align Technology, Inc.*	63,633	4,625,483
Cooper Cos., Inc. (The)(a)	42,496	6,543,109
Halyard Health, Inc.*(a)	40,937	1,176,120
Hill-Rom Holdings, Inc.	49,903	2,510,121
IDEXX Laboratories, Inc.*(a)	78,719	6,165,272
LivaNova PLC*	37,343	2,015,775
ResMed, Inc.	122,982	7,110,819
STERIS PLC(a)	75,418	5,358,449
Teleflex, Inc.	36,552	5,739,030
West Pharmaceutical Services, Inc.	63,523	4,403,414

		48,890,189

Health Care Providers & Services 1.9%
Amsurg Corp.*	47,036	3,508,886
Centene Corp.*	—	6
Community Health Systems, Inc.*	99,026	1,832,971
LifePoint Health, Inc.*	37,879	2,623,121
MEDNAX, Inc.*(a)	82,375	5,323,073
Molina Healthcare, Inc.*	36,028	2,323,446
Owens & Minor, Inc.(a)	55,051	2,225,161
VCA, Inc.*	70,928	4,091,836

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.*	38,747	$3,593,784

		25,522,284

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	166,279	2,196,546

Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.(a)	50,151	2,304,438
Buffalo Wild Wings, Inc.*(a)	16,536	2,449,312
Cheesecake Factory, Inc. (The)	39,639	2,104,434
Cracker Barrel Old Country Store, Inc.(a)	21,024	3,209,734
Domino’s Pizza, Inc.	43,751	5,769,007
Dunkin’ Brands Group, Inc.	80,501	3,797,232
International Speedway Corp., Class A	23,458	865,835
Jack in the Box, Inc.	30,542	1,950,718
Panera Bread Co., Class A*	20,194	4,136,337
Wendy’s Co. (The)	192,131	2,092,307

		28,679,354

Household Durables 2.4%
CalAtlantic Group, Inc.	67,106	2,242,682
Jarden Corp.*	181,530	10,701,193
KB Home(a)	74,296	1,060,947
M.D.C. Holdings, Inc.	34,430	862,816
NVR, Inc.*(a)	3,204	5,550,610
Tempur Sealy International, Inc.*(a)	54,821	3,332,569
Toll Brothers, Inc.*	136,157	4,017,993
TRI Pointe Group, Inc.*	127,968	1,507,463
Tupperware Brands Corp.	44,349	2,571,355

		31,847,628

Household Products 0.2%
Energizer Holdings, Inc.	54,298	2,199,612

Independent Power and Renewable Electricity Producers 0.0%†
Talen Energy Corp.*(a)	54,805	493,245

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	56,374	5,609,213

Information Technology Services 3.9%
Acxiom Corp.*	68,256	1,463,409
Broadridge Financial Solutions, Inc.	104,358	6,189,473
Computer Sciences Corp.	121,248	4,169,719
Convergys Corp.	84,819	2,355,424
CoreLogic, Inc.*	77,499	2,689,215
DST Systems, Inc.	27,763	3,130,833
Gartner, Inc.*	72,310	6,460,898
Global Payments, Inc.	113,591	7,417,492
Jack Henry & Associates, Inc.	69,256	5,856,980
Leidos Holdings, Inc.	56,403	2,838,199
MAXIMUS, Inc.	56,989	2,999,901
NeuStar, Inc., Class A*(a)	45,030	1,107,738
Science Applications International Corp.	36,334	1,938,056
WEX, Inc.*	33,937	2,828,988

		51,446,325

Insurance 5.2%
Alleghany Corp.*	13,563	6,729,960
American Financial Group, Inc.	62,356	4,387,992
Arthur J. Gallagher & Co.	155,462	6,914,950
Aspen Insurance Holdings Ltd.	53,552	2,554,430
Brown & Brown, Inc.	101,037	3,617,125
CNO Financial Group, Inc.	157,716	2,826,271
Endurance Specialty Holdings Ltd.	54,068	3,532,803
Everest Re Group Ltd.	37,493	7,402,243
First American Financial Corp.(a)	95,798	3,650,862
Genworth Financial, Inc., Class A*	411,528	1,123,471
Hanover Insurance Group, Inc. (The)	37,604	3,392,633
Kemper Corp.	42,369	1,252,851
Mercury General Corp.	30,190	1,675,545
Old Republic International Corp.	214,020	3,912,286
Primerica, Inc.(a)	42,212	1,879,700
Reinsurance Group of America, Inc.	57,268	5,512,045
RenaissanceRe Holdings Ltd.	37,889	4,540,239
W.R. Berkley Corp.	86,123	4,840,113

		69,745,519

Internet & Catalog Retail 0.1%
HSN, Inc.	28,005	1,464,942

Internet Software & Services 0.4%
comScore, Inc.*	41,306	1,240,832
j2 Global, Inc.(a)	40,603	2,500,333
Rackspace Hosting, Inc.*	97,326	2,101,268

		5,842,433

Leisure Products 0.9%
Brunswick Corp.(a)	79,941	3,835,569
Polaris Industries, Inc.(a)	53,051	5,224,462
Vista Outdoor, Inc.*	53,670	2,786,010

		11,846,041

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	18,305	2,502,660
Bio-Techne Corp.	32,661	3,087,118
Charles River Laboratories International, Inc.*	41,027	3,115,590
Mettler-Toledo International, Inc.*	23,695	8,169,088
PAREXEL International Corp.*	47,150	2,957,719

		19,832,175

Machinery 4.2%
AGCO Corp.(a)	62,270	3,094,819
CLARCOR, Inc.	42,587	2,461,103
Crane Co.	43,469	2,341,240
Donaldson Co., Inc.(a)	108,337	3,457,034
Graco, Inc.	48,402	4,063,832
IDEX Corp.	66,680	5,526,438
ITT Corp.	78,598	2,899,480
Joy Global, Inc.(a)	86,002	1,382,052
Kennametal, Inc.	69,967	1,573,558
Lincoln Electric Holdings, Inc.	56,278	3,296,202
Nordson Corp.(a)	47,045	3,577,302
Oshkosh Corp.	63,826	2,608,569
Terex Corp.	95,371	2,372,831
Timken Co. (The)	61,634	2,064,123
Toro Co. (The)(a)	47,819	4,118,172
Trinity Industries, Inc.	134,237	2,457,879
Wabtec Corp.	80,732	6,401,240
Woodward, Inc.	48,644	2,530,461

		56,226,335

Marine 0.2%
Kirby Corp.*(a)	47,252	2,848,823

Media 1.5%
AMC Networks, Inc., Class A*	53,490	3,473,641
Cable One, Inc.	3,857	1,686,011
Cinemark Holdings, Inc.	92,640	3,319,291

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
DreamWorks Animation SKG, Inc., Class A*(a)	62,750	$1,565,613
John Wiley & Sons, Inc., Class A	42,669	2,086,087
Live Nation Entertainment, Inc.*	128,014	2,855,992
Meredith Corp.	33,128	1,573,580
New York Times Co. (The), Class A	107,780	1,342,939
Time, Inc.	92,080	1,421,715

		19,324,869

Metals & Mining 1.7%
Allegheny Technologies, Inc.(a)	95,646	1,559,030
Carpenter Technology Corp.(a)	41,129	1,407,846
Commercial Metals Co.	102,081	1,732,314
Compass Minerals International, Inc.(a)	29,630	2,099,582
Reliance Steel & Aluminum Co.	63,111	4,366,650
Royal Gold, Inc.(a)	57,311	2,939,481
Steel Dynamics, Inc.	213,562	4,807,281
United States Steel Corp.(a)	128,465	2,061,863
Worthington Industries, Inc.(a)	39,472	1,406,782

		22,380,829

Multiline Retail 0.4%
Big Lots, Inc.	43,517	1,970,885
J.C. Penney Co., Inc.*(a)	268,811	2,973,050

		4,943,935

Multi-Utilities 1.3%
Alliant Energy Corp.	99,644	7,401,556
Black Hills Corp.(a)	44,958	2,703,325
MDU Resources Group, Inc.	171,479	3,336,981
Vectren Corp.	72,689	3,675,156

		17,117,018

Oil, Gas & Consumable Fuels 1.8%
CONSOL Energy, Inc.(a)	201,151	2,270,995
Denbury Resources, Inc.(a)	302,160	670,795
Energen Corp.	85,231	3,118,602
Gulfport Energy Corp.*	108,039	3,061,825
HollyFrontier Corp.	155,016	5,475,165
QEP Resources, Inc.	167,626	2,365,203
SM Energy Co.(a)	59,785	1,120,371
Western Refining, Inc.(a)	59,168	1,721,197
World Fuel Services Corp.	62,176	3,020,510
WPX Energy, Inc.*	205,637	1,437,403

		24,262,066

Paper & Forest Products 0.3%
Domtar Corp.	55,025	2,228,513
Louisiana-Pacific Corp.*(a)	125,729	2,152,480

		4,380,993

Personal Products 0.5%
Avon Products, Inc.	382,423	1,839,455
Edgewell Personal Care Co.	52,127	4,197,787

		6,037,242

Pharmaceuticals 0.3%
Akorn, Inc.*(a)	70,345	1,655,218
Catalent, Inc.*(a)	86,390	2,304,021

		3,959,239

Professional Services 0.6%
CEB, Inc.(a)	28,670	1,855,809
FTI Consulting, Inc.*	36,211	1,285,853
ManpowerGroup, Inc.	63,489	5,169,274

		8,310,936

Real Estate Investment Trusts (REITs) 9.5%
Alexandria Real Estate Equities, Inc.	64,440	5,856,952
American Campus Communities, Inc.	114,428	5,388,415
Camden Property Trust	76,341	6,419,515
Care Capital Properties, Inc.	73,594	1,975,263
Communications Sales & Leasing, Inc.	105,742	2,352,759
Corporate Office Properties Trust	83,013	2,178,261
Corrections Corp. of America	102,961	3,299,900
Douglas Emmett, Inc.	122,921	3,701,151
Duke Realty Corp.	303,764	6,846,841
EPR Properties	55,595	3,703,739
Equity One, Inc.	79,652	2,282,826
First Industrial Realty Trust, Inc.	76,022	1,728,740
Healthcare Realty Trust, Inc.	89,759	2,772,655
Highwoods Properties, Inc.	84,397	4,035,021
Hospitality Properties Trust	133,085	3,534,738
Kilroy Realty Corp.	80,967	5,009,428
Lamar Advertising Co., Class A	72,087	4,433,350
LaSalle Hotel Properties	99,178	2,510,195
Liberty Property Trust	128,401	4,296,297
Mack-Cali Realty Corp.	78,680	1,848,980
Mid-America Apartment Communities, Inc.	66,242	6,770,595
National Retail Properties, Inc.	123,864	5,722,517
Omega Healthcare Investors, Inc.	145,389	5,132,232
Post Properties, Inc.	47,111	2,814,411
Potlatch Corp.	35,726	1,125,369
Rayonier, Inc.	107,784	2,660,109
Regency Centers Corp.	85,717	6,415,917
Senior Housing Properties Trust	208,543	3,730,834
Sovran Self Storage, Inc.	34,601	4,081,188
Tanger Factory Outlet Centers, Inc.	83,248	3,029,395
Taubman Centers, Inc.	52,898	3,767,925
Urban Edge Properties	81,092	2,095,417
Weingarten Realty Investors	100,144	3,757,403
WP Glimcher, Inc.	162,736	1,544,365

		126,822,703

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	40,409	1,482,202
Jones Lang LaSalle, Inc.	39,593	4,645,051

		6,127,253

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*	50,012	3,135,752
Landstar System, Inc.	37,043	2,393,348
Old Dominion Freight Line, Inc.*	60,359	4,202,194
Werner Enterprises, Inc.(a)	39,225	1,065,351

		10,796,645

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*(a)	564,258	1,608,135
Atmel Corp.	370,006	3,004,449
Cree, Inc.*(a)	88,636	2,579,308
Cypress Semiconductor Corp.*(a)	276,240	2,392,238
Fairchild Semiconductor International, Inc.*	99,742	1,994,840
Integrated Device Technology, Inc.*	118,882	2,429,948
Intersil Corp., Class A	116,594	1,558,862
Microsemi Corp.*	98,699	3,781,159
Silicon Laboratories, Inc.*	33,938	1,525,852
SunEdison, Inc.*(a)	278,327	150,352
Synaptics, Inc.*	32,201	2,567,708

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	179,444	$3,874,196

		27,467,047

Software 4.0%
ACI Worldwide, Inc.*	104,569	2,173,989
ANSYS, Inc.*	77,460	6,929,572
Cadence Design Systems, Inc.*	268,160	6,323,213
CDK Global, Inc.	136,065	6,333,826
CommVault Systems, Inc.*(a)	36,889	1,592,498
Fair Isaac Corp.(a)	27,556	2,923,416
Fortinet, Inc.*	128,095	3,923,550
Manhattan Associates, Inc.*	64,106	3,645,708
Mentor Graphics Corp.	87,694	1,782,819
PTC, Inc.*	100,580	3,335,233
Synopsys, Inc.*	133,053	6,445,087
Tyler Technologies, Inc.*	28,906	3,717,601
Ultimate Software Group, Inc. (The)*	25,333	4,901,935

		54,028,447

Specialty Retail 2.6%
Aaron’s, Inc.	56,749	1,424,400
Abercrombie & Fitch Co., Class A(b)	59,019	1,861,459
American Eagle Outfitters, Inc.(a)	145,960	2,433,153
Ascena Retail Group, Inc.*(a)	149,923	1,658,148
Cabela’s, Inc.*	41,999	2,044,931
Chico’s FAS, Inc.	118,406	1,571,248
CST Brands, Inc.	66,405	2,542,647
Dick’s Sporting Goods, Inc.	79,108	3,698,299
Foot Locker, Inc.	120,541	7,774,895
Guess?, Inc.(a)	55,911	1,049,450
Murphy USA, Inc.*	34,406	2,114,249
Office Depot, Inc.*	433,899	3,080,683
Williams-Sonoma, Inc.	72,588	3,973,467

		35,227,029

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	93,504	1,446,507
Diebold, Inc.(a)	57,202	1,653,710
Lexmark International, Inc., Class A	54,400	1,818,592
NCR Corp.*	108,712	3,253,750

		8,172,559

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	45,444	4,788,889
Deckers Outdoor Corp.*	28,479	1,706,177
Fossil Group, Inc.*(a)	36,348	1,614,578
Kate Spade & Co.*	112,501	2,871,025
Skechers U.S.A., Inc., Class A*	114,757	3,494,351

		14,475,020

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	427,110	6,791,049
Washington Federal, Inc.(a)	79,892	1,809,554

		8,600,603

Trading Companies & Distributors 0.7%
GATX Corp.(a)	36,972	1,756,170
MSC Industrial Direct Co., Inc., Class A	42,346	3,231,423
NOW, Inc.*(a)	94,225	1,669,667
Watsco, Inc.	22,617	3,047,415

		9,704,675

Water Utilities 0.4%
Aqua America, Inc.	155,475	4,947,215

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	83,020	2,498,072

Total Common Stocks (cost $1,003,267,055)		1,296,642,440

Repurchase Agreements 4.0%

	Principal Amount
Citigroup Global Markets, Inc., 0.30%, dated 03/20/15, due 05/05/16, repurchase price $15,051,500, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 4.75%, maturing 04/30/16 - 11/15/19; total market value $15,300,001.(c)	$15,000,000	15,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $10,001,800, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $10,200,000.(c)	10,000,000	10,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $4,402,074, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $4,490,080.(c)	4,402,038	4,402,038
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $10,000,128, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value 10,200,130.(c)	10,000,000	10,000,000
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $4,000,051, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 8.13%, maturing 11/30/17 - 12/01/45; total market value $4,080,052.(c)	4,000,000	4,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $10,000,092, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $10,200,001.(c)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $53,402,038)		53,402,038

Total Investments (cost $1,056,669,093) (d) — 101.1%		1,350,044,478
Liabilities in excess of other assets — (1.1%)		(14,463,495)

NET ASSETS — 100.0%		$1,335,580,983

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $120,795,507, which was collateralized by a repurchase agreement with a value of $53,402,038 and $70,781,679 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45 a total value of $124,183,717.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $53,402,038.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,073,740,082, tax unrealized appreciation and depreciation were $366,006,794 and $(89,702,398), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
282	S&P MID 400 E-Mini	06/17/16	$40,641,840	$1,287,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,296,642,440	$—	$—	$1,296,642,440
Futures Contracts	1,287,277	—	—	1,287,277
Repurchase Agreements	—	53,402,038	—	53,402,038

Total Assets	$1,297,929,717	$53,402,038	$—	$1,351,331,755

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,287,277

Total		$1,287,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Money Market Fund

Certificates of Deposit 9.3%

	Principal Amount	Market Value
Banking 9.3%
Bank of Montreal, 0.79%, 08/11/16(a)	$12,000,000	$12,000,000
Bank of Nova Scotia, Toronto 0.72%, 05/16/16(a)	20,000,000	20,000,000
0.87%, 07/08/16	15,000,000	15,000,000
0.79%, 08/05/16(a)	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.72%, 06/30/16	10,000,000	10,000,000
1.00%, 07/15/16(a)	3,956,000	3,957,338
Canadian Imperial Bank of Commerce 0.84%, 07/07/16	15,000,000	15,000,000
0.85%, 08/24/16	20,000,000	20,000,000
Royal Bank of Canada, Montreal, 0.77%, 09/02/16(a)	24,500,000	24,500,000
Standard Chartered Bank PLC, 0.64%, 05/05/16	10,000,000	9,999,953
Sumitomo Mitsui Banking Corp., 0.70%, 04/19/16	15,000,000	15,000,000
Wells Fargo Bank NA, 0.85%, 07/11/16	5,000,000	5,000,000

		155,457,291

Total Certificates of Deposit (cost $155,457,291)		155,457,291

Commercial Paper 54.5%

	Principal Amount	Market Value

Banking 12.7%
ASB Finance Ltd., 0.92%, 08/26/16(b)	15,000,000	14,943,650
Bank of Montreal, 0.85%, 09/19/16	10,000,000	9,959,625
Bank of Nova Scotia, Toronto, 0.79%, 08/05/16(a)(b)	25,000,000	25,000,000
Bedford Row Funding Corp., 0.64%, 04/15/16(a)(b)	10,000,000	10,000,000
BNP Paribas SA, 0.30%, 04/01/16(b)	65,000,000	65,000,000
Gotham Funding Corp., 0.60%, 04/05/16(b)	20,000,000	19,998,666
J.P. Morgan Securities LLC, 0.81%, 08/25/16(a)(b)	10,000,000	10,000,000
LMA Americas LLC 0.38%, 04/06/16(b)	3,000,000	2,999,842
0.53%, 04/08/16(b)	5,000,000	4,999,485
0.67%, 05/03/16(b)	10,000,000	9,994,044
0.64%, 06/07/16(b)	10,000,000	9,988,089
Manhattan Asset Funding Company LLC, 0.72%, 06/03/16(b)	15,000,000	14,981,100
Toronto Dominion Holdings (USA), Inc., 0.88%, 07/21/16(b)	15,000,000	14,959,300

		212,823,801

Chemicals 2.4%
BASF SE 0.52%, 05/03/16(b)	5,300,000	5,297,550
0.68%, 06/22/16(b)	25,000,000	24,961,278
0.72%, 07/01/16(b)	10,000,000	9,981,800

		40,240,628

Finance-Automotive 4.5%
BMW US Capital LLC, 0.41%, 04/12/16(b)	45,000,000	44,994,362
Toyota Credit Canada, Inc., 0.65%, 04/28/16	15,000,000	14,992,688
Toyota Motor Credit Corp., 0.62%, 05/09/16	15,000,000	14,990,183

		74,977,233

Finance-Commercial 7.2%
Atlantic Asset Securitization LLC 0.45%, 04/08/16(b)	5,000,000	4,999,562
0.63%, 05/02/16(b)	15,000,000	14,991,863
0.63%, 05/13/16(b)	31,000,000	30,977,215
Fairway Finance Co. LLC 0.60%, 04/19/16(a)(b)	20,000,000	20,000,000
0.76%, 06/06/16(b)	14,000,000	13,980,493
0.76%, 07/06/16(a)(b)	15,000,000	15,000,000
0.80%, 09/12/16(a)(b)	20,000,000	20,000,000

		119,949,133

Finance-Retail 15.1%
Barton Capital S.A. 0.63%, 04/11/16(b)	35,000,000	34,993,875
0.64%, 06/06/16(b)	15,000,000	14,982,400
Chariot Funding LLC, 0.92%, 09/20/16(b)	5,000,000	4,978,022
CHARTA, LLC, 0.40%, 04/25/16(b)	8,000,000	7,997,867
Jupiter Securitization Co. LLC 0.66%, 07/01/16(b)	1,000,000	998,332
0.67%, 07/13/16(a)(b)	20,000,000	20,000,000
0.85%, 07/14/16(b)	10,000,000	9,975,444
Sheffield Receivables Company LLC 0.67%, 04/07/16(b)	3,500,000	3,499,609
0.85%, 05/11/16(b)	10,000,000	9,990,556
0.85%, 05/16/16(b)	1,000,000	998,937
0.86%, 06/03/16(b)	14,400,000	14,378,328
0.85%, 06/29/16(b)	5,000,000	4,989,493
0.86%, 07/12/16(b)	21,000,000	20,948,830
0.86%, 07/15/16(b)	3,000,000	2,992,475
0.86%, 07/18/16(b)	19,700,000	19,649,174
0.86%, 08/02/16(b)	7,500,000	7,477,963
Starbird Funding Corp. 0.63%, 05/02/16(b)	15,000,000	14,991,863
0.63%, 05/18/16(b)	9,000,000	8,992,597
0.63%, 05/20/16(b)	40,000,000	39,965,700
0.74%, 09/07/16(a)(b)	10,000,000	10,000,000

		252,801,465

Finance-Securities 3.0%
Anglesea Funding LLC 0.65%, 04/27/16(b)	40,000,000	39,981,222
0.85%, 07/25/16(b)	10,000,000	9,972,847

		49,954,069

Municipal 2.0%
Kaiser Foundation Hospital 0.60%, 06/01/16	15,042,000	15,026,707
0.72%, 07/06/16	15,000,000	14,971,200
0.80%, 09/06/16	4,065,000	4,050,728

		34,048,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Pharmaceuticals and Health Care 3.2%
Abbott Laboratories, 0.50%, 04/04/16(b)	$20,000,000	$19,999,167
Novartis Finance Corp. 0.41%, 04/08/16(b)	9,450,000	9,449,247
0.41%, 04/20/16(b)	20,000,000	19,995,672
0.40%, 04/25/16(b)	4,000,000	3,998,933

		53,443,019

Sovereign 4.4%
Erste Abwicklungsanstalt 0.65%, 06/16/16(b)	20,000,000	19,972,555
0.65%, 07/11/16(b)	10,000,000	9,981,764
0.67%, 07/29/16(b)	6,000,000	5,986,712
0.68%, 08/09/16(b)	15,000,000	14,963,167
Province of Ontario 0.39%, 04/18/16	22,740,000	22,735,812

		73,640,010

Total Commercial Paper (cost $911,877,993)		911,877,993

Corporate Bonds 12.3%

	Principal Amount	Market Value
Banking 1.6%
ABN Amro Bank NV, 1.05%, 06/06/16(a)(b)	1,000,000	1,000,266
Commonwealth Bank of Australia, 1.12%, 09/20/16(a)(b)	2,200,000	2,203,061
Royal Bank of Canada, Montreal, 1.45%, 09/09/16	327,000	327,687
Wells Fargo & Co., 1.25%, 07/20/16	12,065,000	12,081,200
Wells Fargo Bank NA, 0.80%, 08/19/16(a)	10,000,000	10,000,000

		25,612,214

Finance-Automotive 3.0%
BMW US Capital LLC 0.78%, 05/27/16(a)(b)	15,000,000	15,000,000
0.73%, 07/06/16(a)(b)	25,000,000	25,000,000
Toyota Motor Credit Corp., 0.63%, 04/15/16(a)	10,000,000	10,000,000

		50,000,000

Finance-Commercial 5.6%
GE Capital International Funding Co., 0.96%, 04/15/16(b)	80,801,000	80,812,104
General Electric Capital Corp., 0.82%, 06/20/16(a)	13,000,000	13,003,282

		93,815,386

Insurance 1.2%
Metropolitan Life Global Funding I 0.75%, 06/23/16(a)(b)	5,825,000	5,825,369
0.82%, 07/14/16(a)(b)	12,000,000	12,002,403
1.15%, 07/15/16(a)(b)	1,000,000	1,001,243
New York Life Global Funding, 2.45%, 07/14/16(b)	1,430,000	1,436,967

		20,265,982

Metals & Mining 0.9%
SSAB AB, 0.42%, 04/30/16(a)	15,000,000	15,000,000

Total Corporate Bonds (cost $204,693,582)		204,693,582

Municipal Bond 3.0%

	Principal Amount	Market Value
California 3.0%
California Statewide Communities Development Authority, (Kaiser Permanente), RB, 0.37%, 04/07/16(a)	50,000,000	50,000,000

Total Municipal Bond (cost $50,000,000)		50,000,000

Sovereign Bond 0.5%

	Principal Amount	Market Value
CANADA 0.5%
Province of Ontario Canada, 1.00%, 07/22/16	9,000,000	9,007,373

Total Sovereign Bond (cost $9,007,373)		9,007,373

Mutual Funds 12.2%

	Shares	Market Value
Asset Management 12.2%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.40%(c)	102,000,000	102,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.42%(c)	101,739,658	101,739,658

Total Mutual Funds (cost $203,739,658)		203,739,658

U.S. Treasury Note 0.9%

	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 08/31/16	$15,000,000	15,042,200

Total U.S. Treasury Note (cost $15,042,200)		15,042,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Money Market Fund (Continued)

Repurchase Agreement 7.0%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.31%, dated 03/31/16, due 04/01/16, repurchase price $116,601,004, collateralized by U.S. Government Agency Securities, ranging from 0.73% - 5.30%, maturing 03/15/21 - 03/25/54; total market value $120,098,000.	$116,600,000	$116,600,000

Total Repurchase Agreement (cost $116,600,000)		116,600,000

Total Investments (cost $1,666,418,097) (d) — 99.7%		1,666,418,097
Other assets in excess of liabilities — 0.3%		5,528,447

NET ASSETS — 100.0%		$1,671,946,544

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $ 959,432,464 which represents 57.38% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2016.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,666,418,097, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AB	Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$155,457,291	$—	$155,457,291
Commercial Paper	—	911,877,993	—	911,877,993
Corporate Bonds	—	204,693,582	—	204,693,582
Municipal Bond	—	50,000,000	—	50,000,000
Mutual Funds	203,739,658	—	—	203,739,658
Repurchase Agreement	—	116,600,000	—	116,600,000
Sovereign Bond	—	9,007,373	—	9,007,373
U.S. Treasury Note	—	15,042,200	—	15,042,200

Total	$203,739,658	$1,462,678,439	$—	$1,666,418,097

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.4%

	Principal Amount	Market Value
Automobiles 1.7%
ARI Fleet Lease Trust, Series 2013-A, Class A3, 0.92%, 07/15/21(a)	$293,437	$293,185
BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.67%, 11/27/17	278,908	278,684
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.24%, 10/15/21	430,000	432,135
Capital Auto Receivables Asset Trust Series 2013-1, Class B, 1.29%, 04/20/18	250,000	249,779
Series 2016-1, Class A2A, 1.50%, 11/20/18	280,000	280,203
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	28,937	28,922
CFC LLC, Series 2014-1A, Class A, 1.46%, 12/17/18(a)	133,172	133,051
Chesapeake Funding LLC, Series 2014-1A, Class C, 1.64%, 03/07/26(a)(b)	200,000	197,774
Ford Credit Auto Owner Trust, Series 2013-A, Class A3, 0.55%, 07/15/17	4,584	4,583
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 03/20/19	325,000	325,468
Hyundai Auto Receivables Trust
Series 2013-C, Class A3, 1.01%, 02/15/18	744,071	744,179
Series 2015-C, Class A1, 0.39%, 09/15/16	77,542	77,542
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20(a)	365,000	364,905
Santander Drive Auto Receivables Trust Series 2014-2, Class A3, 0.80%, 04/16/18	108,500	108,481
Series 2014-4, Class B, 1.82%, 05/15/19	310,000	310,247
Series 2015-4, Class A3, 1.58%, 09/16/19	320,000	320,092
SMART ABS Series Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/19	380,000	378,583
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2, 2.30%, 09/15/19(a)	270,000	269,978

		4,797,791

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.97%, 08/25/31(b)	45,519	33,335
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	29,321	18,687
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	115,657	53,473

		105,495

Other 0.6%
Access Group, Inc.
Series 2003-A, Class A2, 1.53%, 07/01/38(b)	137,185	132,876
Series 2006-1, Class B, 1.08%, 08/25/37(b)	163,738	132,918
CCG Receivables Trust Series 2013-1, Class A2, 1.05%, 08/14/20(a)	19,554	19,549
Series 2014-1, Class A2, 1.06%, 11/15/21(a)	214,271	213,737
CNH Equipment Trust, Series 2012-D, Class A3, 0.65%, 04/16/18	1,749	1,748
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.35%, 04/25/47(b)	110,123	122,632
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.53%, 04/25/32(b)	258,628	247,324
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.05%, 09/26/33(c)	63,961	72,039
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.81%, 03/15/23(b)	187,272	184,862
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1.14%, 12/10/18(a)(b)	560,000	556,392

		1,684,077

Student Loan 1.1%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/40(a)	774,570	767,812
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.43%, 11/25/33(a)(b)	661,845	601,291
SLM Student Loan Trust, Series 2010-A, Class 2A, 3.69%, 05/16/44(a)(b)	449,804	461,353
SMB Private Education Loan Trust, Series 2015-A, Class A3, 1.94%, 02/17/32(a)(b)	705,000	671,231
SoFi Professional Loan Program, Series 2014-B, Class A2, 2.55%, 08/27/29(a)	556,312	552,970
South Carolina Student Loan Corp., Series 2015-A, Class A, 1.94%, 01/25/36(b)	301,222	273,293

		3,327,950

Total Asset-Backed Securities (cost $9,833,569)		9,915,313

Bank Loans 1.4%

	Principal Amount	Market Value
Advertising 0.1%
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 7.50%, 07/25/22	310,000	278,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value
Aerospace & Defense 0.1%
TransDigm, Inc., 1st Lien Tranche D Term Loan, 3.75%, 06/04/21	$245,625	$241,852

Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., 1st Lien Tranche B Term Loan, 3.75%, 02/01/20	223,059	221,480
MacDermid, Inc., 1st Lien Tranche B Term Loan, 5.50%, 06/07/20	369,304	356,031

		577,511

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 6.75%, 05/29/20	284,464	261,707

Consumer Products 0.1%
Party City Holdings Inc., 1st Lien Tranche B Term Loan, 4.24%, 08/19/22	248,750	246,469

Hotels, Restaurants & Leisure 0.1%
Playa Resorts Holdings BV, 1st Lien Tranche B Term Loan, 4.00%, 08/09/19	393,076	383,249

Household Products 0.1%
Sun Products Corp. (The), 1st Lien Tranche B Term Loan, 5.50%, 03/23/20	203,390	195,865

Media 0.4%
IMG Worldwide Holdings LLC, 1st Lien Tranche B Term Loan, 5.25%, 05/06/21	250,809	250,340
Metro-Goldwyn-Mayer, Inc., 2nd Lien Tranche B Term Loan, 5.13%, 06/26/20	400,000	396,500
Numericable US LLC, 1st Lien Tranche B-1 Term Loan, 4.50%, 05/21/20	132,363	131,255
Numericable US LLC, 1st Lien Tranche B-2 Term Loan, 4.50%, 05/21/20	114,512	113,554
Tribune Media Co., 1st Lien Tranche B Term Loan, 5.75%, 08/04/21(b)	153,150	140,898

		1,032,547

Oil, Gas & Consumable Fuels 0.0%†
Jonah Energy LLC, 2nd Lien Term Loan, 7.50%, 05/12/21	245,000	121,275
Templar Energy LLC, 2nd Lien Tranche B Term Loan, 8.50%, 11/25/20	275,000	27,225

		148,500

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 7.25%, 06/09/21(b)	206,805	180,954

Speciality Retail 0.0%†
J Crew Group Initial Loan, 4.00%, 03/05/21	155,000	120,294

Technology 0.0%†
BMC Software Finance, Inc., 5.00%, 09/10/20	149,209	124,822

Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc., 1st Lien Tranche B Term Loan, 3.50%, 11/09/22	269,325	270,251

Total Bank Loan (cost $4,507,866)		4,062,634

Collateralized Mortgage Obligations 2.9%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.89%, 10/25/34(b)	14,771	14,387
Series 2007-3, Class 1A1, 6.00%, 09/25/37	136,226	123,032
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.74%, 03/26/35(a)(b)	143,171	142,817
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.22%, 08/25/34(b)	221,766	216,862
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 1.03%, 03/25/35(b)	202,398	164,082
Series 2006-1, Class A2, 6.00%, 03/25/36	187	168
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	141,917	146,638
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(a)	237,396	241,857
Series 2010-R1, Class A, 2.18%, 05/25/50(a)	199,455	200,752
Federal Home Loan Mortgage Corp. Reference REMIC Series R006, Class ZA, 6.00%, 04/15/36	378,674	433,196
Series R007, Class ZA, 6.00%, 05/15/36	323,858	368,360
Federal Home Loan Mortgage Corp. REMICS Series 1103, Class N, IO, 1156.50%, 06/15/21	1	14
Series 3558, Class G, 4.00%, 08/15/24	485,000	533,906
Series 3123, Class HT, 5.00%, 03/15/26	58,387	63,644
Series 3150, Class EQ, 5.00%, 05/15/26	80,623	87,521
Series 2129, Class SG, IO, 6.56%, 06/17/27(b)	308,354	55,278
Series 3599, Class DY, 4.50%, 11/15/29	420,000	484,192
Series 3653, Class B, 4.50%, 04/15/30	273,112	296,618
Series 2649, Class IM, IO, 7.00%, 07/15/33	66,615	16,430
Series 2725, Class TA, 4.50%, 12/15/33	20,000	23,590
Series 3704, Class DC, 4.00%, 11/15/36	112,292	119,559
Federal Home Loan Mortgage Corp. Strips, Series 271, Class 30, 3.00%, 08/15/42	786,208	804,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	$115,553	$129,168
Federal National Mortgage Association Grantor Trust Series 2001-T4, Class A1, 7.50%, 07/25/41	266,888	328,430
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	52,891	9,927
Series 264, Class 2, IO, 8.00%, 07/25/24	126,122	26,923
Series 267, Class 2, IO, 8.50%, 10/25/24	147,278	36,381
Series 274, Class 2, IO, 8.50%, 10/25/25	137,437	34,085
Series 277, Class 2, IO, 7.50%, 04/25/27	61,692	15,032
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	85,973	91,666
Series 2009-71, Class MB, 4.50%, 09/25/24	77,143	81,737
Series 2004-70, Class EB, 5.00%, 10/25/24	49,507	53,519
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	99,410	24,612
Series 2009-39, Class LB, 4.50%, 06/25/29	80,349	87,084
Series 2009-96, Class DB, 4.00%, 11/25/29	297,303	317,852
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	97,486	21,673
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	42,611	7,983
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	144,748	38,204
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	28,503	6,138
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	400,821
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.29%, 05/25/35(b)	42,232	39,404
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	67,422	71,980
Series 2010-H12, Class PT, 5.47%, 11/20/59	276,691	284,969
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	142,666	147,103
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	55,872	58,756
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.74%, 09/25/35(b)	115,550	109,262
Series 2005-A8, Class 1A1, 2.62%, 11/25/35(b)	47,284	44,357
Series 2006-A6, Class 1A2, 2.66%, 10/25/36(b)	8,424	7,527
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	173,598	177,011
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 2.52%, 10/25/35(b)	368,478	346,976
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/08/20	136,667	138,326
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(a)	130,939	132,809
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.88%, 11/25/33(b)	206,254	201,500
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 2.78%, 03/25/34(b)	63,714	63,655
Series 2006-AR14, Class 1A4, 2.19%, 11/25/36(b)	131,403	113,070
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.74%, 09/25/34(b)	41,283	41,104
Series 2005-AR2, Class 2A1, 2.87%, 03/25/35(b)	75,997	75,142
Series 2006-AR6, Class 7A1, 2.76%, 03/25/36(b)	38,452	37,791
Series 2006-AR10, Class 5A1, 2.81%, 07/25/36(b)	136,596	130,551

Total Collateralized Mortgage Obligations (cost $7,816,151)		8,470,054

Commercial Mortgage Backed Securities 4.2%

	Principal Amount	Market Value
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)	640,000	690,946
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.62%, 04/10/49(b)	305,000	311,991
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.22%, 02/10/51(b)	255,470	268,749
BHMS Mortgage Trust Series 2014-ATLS, Class AFL, 1.94%, 07/05/33(a)(b)	130,000	129,330
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(a)	320,000	317,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
CD Mortgage Trust, Series 2006-CD2, Class AM, 5.39%, 01/15/46(b)	$20,449	$20,425
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.57%, 12/15/47(a)(b)	125,000	132,078
COMM Mortgage Trust Series 2005-LP5, Class D, 4.67%, 05/10/43(b)	49,977	49,928
Series 2015-CR26, Class C, 4.50%, 10/10/48(b)	545,000	490,186
Series 2015-PC1, Class B, 4.44%, 07/10/50(b)	115,000	112,175
Commercial Mortgage Trust, Series 2001-J2A, Class E, 6.92%, 07/16/34(a)(b)	210,000	213,154
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 07/15/37	1,023	1,022
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/48	105,000	109,853
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37(a)	295,000	310,950
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 4.93%, 01/10/34(a)(b)	425,000	436,394
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K501, Class X1A, IO, 1.55%, 08/25/16(b)	2,329,130	4,873
Series K702, Class X1, IO, 1.45%, 02/25/18(b)	5,282,577	124,063
Series KF12, Class A, 1.13%, 09/25/22(b)	434,672	435,934
Federal National Mortgage Association-ACES, Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	310,000	326,416
FREMF Mortgage Trust Series 2010-K7, Class B, 5.44%, 04/25/20(a)(b)	450,000	492,656
Series 2015-K721, Class B, 3.57%, 11/25/47(a)(b)	430,000	384,451
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/19(a)	300,000	309,871
GS Mortgage Securities Trust Series 2014-GC18, Class A1, 1.30%, 01/10/47	217,638	216,786
Series 2014-GC26, Class C, 4.51%, 11/10/47(b)	170,000	164,328
Series 2015-GC28, Class A5, 3.40%, 02/10/48	130,000	134,962
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.26%, 07/15/41(b)	160,000	160,745
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12, Class AJ, 4.99%, 09/12/37(b)	178,890	179,191
Series 2006-CB16, Class , 5.59%, 05/12/45	200,000	201,108
Series 2007-LD11, Class AM, 5.74%, 06/15/49(b)	150,000	148,324
Series 2007-LDPX, Class AM, 5.46%, 01/15/49(b)	550,000	545,510
Series 2015-SGP, Class C, 3.94%, 07/15/36(a)(b)	515,000	506,265
Series 2016-ATRM, Class , 3.97%, 10/05/28(a)	275,000	275,800
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class C, 4.43%, 01/15/48(b)	160,000	156,145
Series 2015-C29, Class A4, 3.61%, 05/15/48	245,000	259,054
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.90%, 07/15/44(b)	350,000	361,812
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/40(b)	270,000	262,663
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, 5.78%, 08/12/43(b)	180,000	180,893
Series 2008-C1, Class A4, 5.69%, 02/12/51	271,246	284,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class C, 4.83%, 02/15/47(b)	230,000	237,073
Series 2015-C24, Class C, 4.35%, 05/15/48(b)	45,000	39,338
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class B, 6.21%, 09/15/42(b)	30,859	30,898
Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	146,656
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30(a)	110,000	112,339
MSCG Trust, Series 2015-ALDR, Class A2, 3.46%, 06/07/35(a)(b)	175,000	180,936
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.10%, 12/16/49(a)(b)	81,753	84,470
RREF LLC Series 2014-LT5, Class A, 2.85%, 05/15/24(a)	20,954	20,911
Series 2014-LT6, Class A, 2.75%, 09/15/24(a)	27,471	27,404
Series 2015-LT7, Class A, 3.00%, 12/25/32(a)	395,331	395,331
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.02%, 06/15/45(b)	280,000	281,345
Series 2007-C30, Class AM, 5.38%, 12/15/43	190,000	193,422
Series 2007-C31, Class A4, 5.51%, 04/15/47	232,000	235,372
Series 2007-C31, Class AM, 5.59%, 04/15/47(b)	320,000	328,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount		Market Value
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47		$230,000	$243,556

Total Commercial Mortgage Backed Securities (cost $12,367,536)			12,267,813

Corporate Bonds 43.4%

	Principal Amount		Market Value
Aerospace & Defense 0.3%
Harris Corp., 2.00%, 04/27/18		330,000	329,402
Lockheed Martin Corp., 3.35%, 09/15/21		410,000	433,825
TransDigm, Inc., 6.00%, 07/15/22		240,000	239,100

			1,002,327

Airlines 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22		240,821	238,601

Auto Components 0.1%
Tupy Overseas SA, Reg. S, 6.63%, 07/17/24		200,000	186,000
6.63%, 07/17/24(a)		100,000	93,000

			279,000

Automobiles 0.7%
Ford Motor Credit Co. LLC, 2.55%, 10/05/18		400,000	401,384
General Motors Co., 4.88%, 10/02/23		1,155,000	1,210,313
General Motors Financial Co., Inc., 5.25%, 03/01/26		265,000	277,170
Harley-Davidson Financial Services, Inc., 2.25%, 01/15/19(a)		235,000	238,553

			2,127,420

Banks 4.2%
ABN AMRO Bank NV, 1.42%, 10/28/16(a)(b)		300,000	300,515
Agricola Senior Trust, 6.75%, 06/18/20(a)		140,000	140,350
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(a)(d)		250,000	246,875
Bank Nederlandse Gemeenten NV, 3.88%, 02/23/18	NZD	500,000	352,073
Bank of America Corp., 4.45%, 03/03/26		$240,000	247,245
Barclays PLC, 3.25%, 01/12/21		480,000	477,943
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	107,491
4.45%, 09/29/27		$750,000	754,683
4.65%, 07/30/45		320,000	335,115
Compass Bank, 6.40%, 10/01/17		760,000	799,248
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
2.25%, 12/21/16	SEK	300,000	37,513
5.25%, 08/04/45		$275,000	297,402
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20(a)		580,000	576,800
Fifth Third Bank, 2.88%, 10/01/21		400,000	407,430
Finansbank AS, 6.25%, 04/30/19(a)		500,000	524,390
Global Bank Corp., 5.13%, 10/30/19(a)		300,000	304,500
HSBC Bank USA NA, 5.88%, 11/01/34		280,000	320,682
HSBC Holdings PLC, 4.30%, 03/08/26		205,000	211,932
Intesa Sanpaolo SpA, 2.38%, 01/13/17		390,000	391,692
5.71%, 01/15/26(a)		710,000	689,054
JPMorgan Chase & Co., 4.25%, 11/02/18	NZD	200,000	141,084
3.30%, 04/01/26		$485,000	488,938
4.25%, 10/01/27(d)		275,000	286,036
Lloyds Banking Group PLC, 7.50%, 06/27/24(d)(e)		365,000	361,313
Rabobank, Nederland NV, 11.00%, 06/30/19(a)(e)		445,000	533,956
Royal Bank of Canada, 4.65%, 01/27/26		550,000	559,440
Toronto-Dominion Bank (The), 2.13%, 04/07/21		430,000	430,495
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21(a)		630,000	631,158
4.13%, 04/15/26(a)		495,000	494,680
Wachovia Capital Trust III, 5.57%, 05/02/16(e)		320,000	316,000
Wells Fargo & Co., 4.30%, 07/22/27		290,000	307,703

			12,073,736

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		355,000	373,323
4.70%, 02/01/36		1,015,000	1,096,914
Beverages & More, Inc., 10.00%, 11/15/18(a)		325,000	291,687
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(a)		510,000	531,038
SABMiller Holdings, Inc., 3.75%, 01/15/22(a)		560,000	594,107

			2,887,069

Biotechnology 0.2%
Gilead Sciences, Inc., 2.55%, 09/01/20		440,000	453,119

Building Products 0.1%
Reliance Intermediate Holdings LP, 6.50%, 04/01/23(a)		255,000	262,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Capital Markets 1.9%
Ameriprise Financial, Inc., 7.30%, 06/28/19		$515,000	$599,673
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		345,000	355,974
CDP Financial, Inc., 5.60%, 11/25/39(a)		290,000	371,871
Financiera de Desarrollo Territorial SA Findeter, 7.88%, 08/12/24(a)	COP	862,000,000	244,972
Goldman Sachs Group, Inc. (The),
5.20%, 12/17/19	NZD	475,000	342,853
5.37%, 05/10/20(e)		$485,000	469,189
6.75%, 10/01/37		400,000	477,774
4.75%, 10/21/45		460,000	480,801
Janus Capital Group, Inc., 4.88%, 08/01/25		400,000	425,656
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)		480,000	470,243
Morgan Stanley, 4.75%, 11/16/18	AUD	130,000	102,570
4.35%, 09/08/26		$325,000	334,451
4.30%, 01/27/45		270,000	271,685
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	606,810

			5,554,522

Chemicals 1.9%
Albemarle Corp., 4.15%, 12/01/24		185,000	183,150
5.45%, 12/01/44		375,000	359,097
Axiall Corp., 4.88%, 05/15/23(d)		390,000	380,979
Blue Cube Spinco, Inc., 10.00%, 10/15/25(a)(d)		1,105,000	1,262,462
Braskem America Finance Co., 7.13%, 07/22/41(a)		260,000	220,597
Braskem Finance Ltd., 6.45%, 02/03/24		700,000	656,250
Chemours Co. (The), 7.00%, 05/15/25(a)		320,000	256,000
Eagle Spinco, Inc., 4.63%, 02/15/21		280,000	270,928
Momentive Performance Materials, Inc., 8.88%, 10/15/20(f)		345,000	0
3.88%, 10/24/21		335,000	242,038
NOVA Chemicals Corp., 5.25%, 08/01/23(a)		25,000	24,438
5.00%, 05/01/25 (a)		200,000	194,500
Platform Specialty Products Corp.,
10.38%, 05/01/21(a)		435,000	420,863
6.50%, 02/01/22(a)(d)		260,000	218,887
Rayonier AM Products, Inc., 5.50%, 06/01/24(a)(d)		950,000	779,000
Tronox Finance LLC, 7.50%, 03/15/22(a)		245,000	183,750

			5,652,939

Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, Reg. S, 7.38%, 01/29/20(d)		350,000	322,875
Cenveo Corp., 11.50%, 05/15/17(d)		325,000	204,750
8.50%, 09/15/22(a)		450,000	153,000
Clean Harbors, Inc., 5.13%, 06/01/21		215,000	217,419
5.13%, 06/01/21(a)		170,000	171,912
Covanta Holding Corp., 5.88%, 03/01/24		425,000	412,250
GFL Environmental, Inc., 9.88%, 02/01/21(a)		225,000	234,000
Quad/Graphics, Inc., 7.00%, 05/01/22		400,000	332,000

			2,048,206

Communications Equipment 0.8%
Avaya, Inc., 9.00%, 04/01/19(a)(d)		1,095,000	739,125
10.50%, 03/01/21(a)		375,000	115,313
Cisco Systems, Inc., 2.20%, 02/28/21		335,000	341,665
Nokia OYJ, 6.63%, 05/15/39		1,115,000	1,159,600

			2,355,703

Construction & Engineering 0.1%
AECOM, 5.75%, 10/15/22		280,000	290,500
Odebrecht Finance Ltd., 8.25%, 04/25/18(a)	BRL	530,000	66,330
Reg. S, 5.25%, 06/27/29		$200,000	83,500

			440,330

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22(a)		485,000	533,500

Consumer Finance 0.2%
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(a)		600,000	480,000

Containers & Packaging 0.2%
Ardagh Finance Holdings SA, 8.62%, 06/15/19(a)(g)		513,834	495,850

Distributors 0.3%
AutoNation, Inc., 4.50%, 10/01/25		735,000	753,256

Diversified Financial Services 1.2%
Alfa SAB de CV, 6.88%, 03/25/44(a)		150,000	150,000
Apollo Management Holdings LP, 4.00%, 05/30/24(a)		325,000	330,452
Citigroup Capital III, 7.63%, 12/01/36		310,000	383,425
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	350,000	509,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Diversified Financial Services (continued)
Goldman Sachs Capital I, 6.35%, 02/15/34		$365,000	$426,021
iPayment, Inc., 9.50%, 12/15/19(a)		284,232	296,312
McGraw Hill Financial, Inc., 3.30%, 08/14/20		390,000	403,459
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)		545,000	564,756
Stena AB, 7.00%, 02/01/24(a)		350,000	290,063
Stena International SA, 5.75%, 03/01/24(a)		250,000	205,000

			3,559,253

Diversified Telecommunication Services 3.3%
Altice SA, 7.75%, 05/15/22(a)		925,000	910,274
Bellsouth Capital Funding Corp., 7.88%, 02/15/30		315,000	398,060
CCO Safari II LLC, 4.46%, 07/23/22(a)		375,000	391,976
6.38%, 10/23/35(a)		390,000	430,544
CCOH Safari LLC, 5.75%, 02/15/26(a)		600,000	621,000
CenturyLink, Inc., Series Y, 7.50%, 04/01/24		110,000	110,275
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20(a)(e)		655,000	553,802
Columbus International, Inc., 7.38%, 03/30/21(a)		410,000	436,650
Digicel Ltd., 6.75%, 03/01/23(a)		360,000	317,700
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(a)	COP	1,305,000,000	335,693
Frontier Communications Corp., 11.00%, 09/15/25(a)		$415,000	417,075
Neptune Finco Corp., 10.13%, 01/15/23(a)		375,000	401,250
Oi SA, 9.75%, 09/15/16(a)	BRL	625,000	57,578
5.75%, 02/10/22(a)(d)		$480,000	128,352
Sable International Finance Ltd., 6.88%, 08/01/22(a)		200,000	200,000
Sprint Capital Corp., 8.75%, 03/15/32		1,085,000	849,012
Telecom Italia SpA, 5.30%, 05/30/24(a)		380,000	389,500
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22(a)		200,000	196,000
Telefonica del Peru SAA, Reg. S, 8.00%, 04/11/16	PEN	953,335	287,192
Telemar Norte Leste SA, 9.50%, 04/23/19(a)		$110,000	30,938
5.50%, 10/23/20(a)		175,000	61,250
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	55,395
Turk Telekomunikasyon A/S, 4.88%, 06/19/24(a)		$75,000	71,880
Verizon Communications, Inc., 5.05%, 03/15/34		623,000	675,247
4.67%, 03/15/55		372,000	357,120
Virgin Media Secured Finance PLC, 5.25%, 01/15/26(a)		435,000	435,000
Wind Acquisition Finance SA, 7.38%, 04/23/21(a)		535,000	484,175

			9,602,938

Electric Utilities 0.8%
AES Corp., 3.64%, 06/01/19(b)		140,000	135,100
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	311,382
Commonwealth Edison Co., 5.80%, 03/15/18		265,000	286,442
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		309,000	8,498
Eskom Holdings SOC Ltd., 5.75%, 01/26/21(a)(d)		225,000	207,045
7.13%, 02/11/25(a)		155,000	143,161
Exelon Corp., 2.85%, 06/15/20		450,000	459,222
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		380,000	425,036
Monongahela Power Co., 4.10%, 04/15/24(a)		210,000	224,369
5.40%, 12/15/43(a)		225,000	266,734

			2,466,989

Energy Equipment & Services 0.5%
Halliburton Co., 5.00%, 11/15/45		240,000	234,561
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)		450,000	464,594
Weatherford International Ltd., 5.13%, 09/15/20		660,000	564,300
5.95%, 04/15/42		95,000	66,025

			1,329,480

Food & Staples Retailing 0.5%
Cencosud SA, 5.15%, 02/12/25(a)		185,000	187,098
CST Brands, Inc., 5.00%, 05/01/23		275,000	278,438
CVS Health Corp., 3.88%, 07/20/25		300,000	323,737
5.13%, 07/20/45		360,000	416,924
Sysco Corp., 2.50%, 07/15/21		335,000	338,892

			1,545,089

Food Products 1.4%
Dean Foods Co., 6.50%, 03/15/23(a)		225,000	231,469
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(a)		300,000	277,686
HJ Heinz Co., 4.88%, 02/15/25(a)		930,000	1,024,543
JBS Investments GmbH, 7.75%, 10/28/20(a)		400,000	396,000
Marfrig Holding Europe BV, Reg. S, 6.88%, 06/24/19		200,000	190,250
6.88%, 06/24/19(a)		115,000	109,394
Marfrig Overseas Ltd., 9.50%, 05/04/20(a)		1,015,000	1,025,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Pinnacle Foods, Inc., 5.88%, 01/15/24(a)	$150,000	$157,005
Post Holdings, Inc.,
7.75%, 03/15/24(a)	300,000	329,250
Simmons Foods, Inc.,
7.88%, 10/01/21(a)	235,000	197,987

		3,938,734

Gas Utilities 1.4%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	80,093
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	71,438
Energy Transfer Partners LP, 4.05%, 03/15/25(d)	605,000	532,450
6.05%, 06/01/41	150,000	129,027
Enterprise Products Operating LLC, 3.70%, 02/15/26(d)	380,000	372,717
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21	385,000	346,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	250,000	216,875
MPLX LP, 4.88%, 12/01/24(a)	360,000	332,365
NGPL PipeCo LLC, 7.12%, 12/15/17(a)	335,000	323,694
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	175,000	170,011
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	335,000	319,925
Sabine Pass LNG LP, 7.50%, 11/30/16	280,000	288,120
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22	270,000	260,550
5.25%, 05/01/23	125,000	115,312
Williams Partners LP, 7.25%, 02/01/17	150,000	153,725
5.10%, 09/15/45	445,000	320,198

		4,033,000

Health Care Providers & Services 2.2%
CHS/Community Health Systems, Inc., 8.00%, 11/15/19(d)	1,335,000	1,299,956
5.13%, 08/01/21	225,000	227,812
Express Scripts Holding Co., 4.50%, 02/25/26(d)	310,000	320,964
Halyard Health, Inc., 6.25%, 10/15/22	275,000	273,969
HCA, Inc., 5.25%, 04/15/25	385,000	396,550
7.69%, 06/15/25	125,000	134,375
7.50%, 11/06/33	450,000	481,500
HealthSouth Corp., 5.75%, 09/15/25(d)	400,000	404,200
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(a)	175,000	181,125
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	243,638
MEDNAX, Inc., 5.25%, 12/01/23(a)(d)	225,000	234,000
Service Corp. International, 7.50%, 04/01/27	485,000	557,750
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	257,187
8.13%, 04/01/22(d)	1,090,000	1,121,338
UnitedHealth Group, Inc., 2.70%, 07/15/20	345,000	358,384

		6,492,748

Hotels, Restaurants & Leisure 1.3%
Boyd Gaming Corp., 6.38%, 04/01/26(a)	115,000	119,312
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17(h)	575,000	483,719
12.75%, 04/15/18(h)	250,000	102,500
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	400,000	429,000
International Game Technology PLC, 6.25%, 02/15/22(a)(d)	425,000	432,352
LTF Merger Sub, Inc., 8.50%, 06/15/23(a)	325,000	315,250
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	425,000	438,813
Ruby Tuesday, Inc., 7.63%, 05/15/20	475,000	465,500
Scientific Games Corp., 8.13%, 09/15/18	175,000	147,875
Scientific Games International, Inc., 6.63%, 05/15/21(d)	515,000	312,863
7.00%, 01/01/22(a)(d)	275,000	280,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(a)	150,000	144,375

		3,672,059

Household Durables 0.8%
Newell Rubbermaid, Inc., 3.85%, 04/01/23	880,000	912,658
NVR, Inc., 3.95%, 09/15/22	330,000	343,201
Samsung Electronics America, Inc., 1.75%, 04/10/17(a)	290,000	289,716
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23(a)	335,000	330,394
Springs Industries, Inc., 6.25%, 06/01/21	251,000	252,255
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.88%, 04/15/23(a)(d)	270,000	259,200

		2,387,424

Household Products 0.2%
Prestige Brands, Inc., 6.38%, 03/01/24(a)	250,000	260,625
Spectrum Brands, Inc., 5.75%, 07/15/25(d)	355,000	377,187

		637,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates 0.4%
General Electric Co., 5.25%, 12/06/17	$220,000	$235,758
1.00%, 05/05/26(b)	345,000	314,139
5.88%, 01/14/38	190,000	247,551
4.50%, 03/11/44	395,000	440,920

		1,238,368

Information Technology Services 0.7%
First Data Corp., 5.00%, 01/15/24(a)	100,000	100,125
Hewlett Packard Enterprise Co., 2.45%, 10/05/17(a)	965,000	971,300
4.90%, 10/15/25(a)	530,000	545,458
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22(a)	675,000	364,500

		1,981,383

Insurance 1.5%
ACE INA Holdings, Inc., 2.30%, 11/03/20	310,000	315,162
2.88%, 11/03/22	215,000	221,860
American International Group, Inc., 4.38%, 01/15/55	265,000	231,736
Assurant, Inc., 2.50%, 03/15/18	465,000	465,597
Berkshire Hathaway, Inc., 2.20%, 03/15/21	195,000	199,139
Farmers Exchange Capital III, 5.45%, 10/15/54(a)(b)	370,000	351,500
Genworth Financial, Inc., 6.50%, 06/15/34	249,000	166,830
Genworth Holdings, Inc., 7.70%, 06/15/20(d)	250,000	220,625
MetLife, Inc., 10.75%, 08/01/39	505,000	767,600
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)	375,000	376,875
Radian Group, Inc., 7.00%, 03/15/21(d)	170,000	176,035
USF&G Capital III, 8.31%, 07/01/46(a)	260,000	404,099
ZFS Finance USA Trust V, 6.50%, 05/09/37(a)(b)	535,000	525,638

		4,422,696

Internet & Catalog Retail 0.4%
Amazon.com, Inc., 4.95%, 12/05/44	255,000	293,809
QVC, Inc., 4.38%, 03/15/23	700,000	684,540
5.45%, 08/15/34	240,000	212,183

		1,190,532

Marine 0.3%
Global Ship Lease, Inc., 10.00%, 04/01/19(a)	350,000	290,500
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)	325,000	311,038
5.38%, 05/05/45(a)	475,000	420,375

		1,021,913

Media 3.1%
AMC Entertainment, Inc., 5.75%, 06/15/25(d)	300,000	306,750
Avanti Communications Group PLC, 10.00%, 10/01/19(a)(d)	500,000	362,500
British Sky Broadcasting Group PLC, 6.10%, 02/15/18(a)	390,000	418,600
Cengage Learning Acquisitions, Inc., 11.50%, 04/15/20(f)	60,000	0
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(a)	400,000	396,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	550,000	523,875
6.50%, 11/15/22	575,000	572,125
CSC Holdings LLC, 6.75%, 11/15/21	350,000	359,450
DISH DBS Corp., 5.88%, 07/15/22(d)	550,000	521,125
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20(a)	503,000	508,030
Grupo Televisa SAB, 6.13%, 01/31/46	400,000	424,000
iHeartCommunications, Inc., 10.00%, 01/15/18	425,000	133,875
Intelsat Jackson Holdings SA, 7.25%, 04/01/19	1,000,000	737,500
Intelsat Luxembourg SA, 6.75%, 06/01/18(d)	300,000	228,750
7.75%, 06/01/21	500,000	148,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 04/01/21(d)	150,000	162,750
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(a)	300,000	297,750
Numericable Group SA, 5.63%, 05/15/24(a)	EUR 300,000	343,845
Sirius XM Radio, Inc., 5.38%, 04/15/25(a)	$310,000	315,425
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19(a)	325,000	250,250
Time, Inc., 5.75%, 04/15/22(a)	450,000	399,235
Univision Communications, Inc., 8.50%, 05/15/21(a)	300,000	306,000
5.13%, 02/15/25(a)(d)	250,000	246,875
VTR Finance BV, 6.88%, 01/15/24(a)	530,000	516,750
WMG Acquisition Corp., 6.75%, 04/15/22(a)(d)	500,000	495,000

		8,975,210

Metals & Mining 1.2%
ArcelorMittal, 5.50%, 02/25/17	55,000	55,687
6.50%, 03/01/21	65,000	64,025
7.25%, 02/25/22(d)	270,000	267,165
6.13%, 06/01/25(d)	405,000	374,625
Barrick Gold Corp., 4.10%, 05/01/23	263,000	256,133
5.25%, 04/01/42	165,000	142,027
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75(a)(b)(d)	345,000	345,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
First Quantum Minerals Ltd., 7.00%, 02/15/21(a)	$200,000	$134,000
7.25%, 05/15/22(a)	275,000	184,250
New Gold, Inc., 6.25%, 11/15/22(a)	530,000	447,850
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(a)(d)	450,000	408,938
Southern Copper Corp., 5.88%, 04/23/45	200,000	177,297
Vale Overseas Ltd., 4.38%, 01/11/22(d)	200,000	170,250
6.88%, 11/21/36(d)	180,000	142,146
6.88%, 11/10/39	205,000	160,669
Vedanta Resources PLC, 8.25%, 06/07/21(a)	100,000	59,000

		3,389,062

Multiline Retail 0.4%
Family Tree Escrow LLC, 5.75%, 03/01/23(a)(d)	460,000	487,600
Kohl’s Corp., 4.25%, 07/17/25	265,000	261,818
5.55%, 07/17/45	345,000	312,237

		1,061,655

Multi-Utilities & Unregulated Power 0.3%
Dynegy, Inc., 7.63%, 11/01/24(d)	250,000	226,875
Empresa Electrica Angamos SA, 4.88%, 05/25/29(a)	365,000	338,256
NRG Energy, Inc., 7.88%, 05/15/21	285,000	283,931

		849,062

Oil, Gas & Consumable Fuels 3.0%
Anadarko Petroleum Corp., 6.38%, 09/15/17	120,000	125,757
5.55%, 03/15/26	450,000	453,962
6.45%, 09/15/36	421,000	420,389
6.60%, 03/15/46	250,000	255,229
Antero Resources Corp., 5.13%, 12/01/22(d)	200,000	181,500
Antero Resources Finance Corp., 6.00%, 12/01/20	90,000	85,500
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	505,000	532,626
Chaparral Energy, Inc., 7.63%, 11/15/22	460,000	87,400
Chesapeake Energy Corp., 8.00%, 12/15/22(a)	489,000	239,610
Continental Resources, Inc., 4.50%, 04/15/23	120,000	100,350
Devon Energy Corp., 5.85%, 12/15/25(d)	257,000	248,066
Ecopetrol SA, 5.38%, 06/26/26	145,000	131,950
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21	375,000	43,125
Lukoil International Finance BV, Reg. S, 3.42%, 04/24/18	200,000	198,650
Oasis Petroleum, Inc., 6.88%, 03/15/22	250,000	185,000
Pacific Rubiales Energy Corp., 7.25%, 12/12/21(a)	100,000	17,000
Reg. S, 5.63%, 01/19/25	250,000	42,500
5.63%, 01/19/25(a)	635,000	107,950
Pertamina Persero PT, 4.30%, 05/20/23(a)	275,000	268,245
6.00%, 05/03/42(a)	300,000	273,844
Petrobras Global Finance BV, 8.38%, 12/10/18(d)	170,000	169,150
3.52%, 03/17/20(b)	100,000	77,000
4.88%, 03/17/20	85,000	70,737
Petroleos de Venezuela SA, Reg. S, 8.50%, 11/02/17	306,667	162,533
Reg. S, 9.00%, 11/17/21	110,000	40,838
5.38%, 04/12/27	800,000	253,920
5.50%, 04/12/37	410,000	130,175
Petroleos Mexicanos, 3.50%, 01/30/23	195,000	176,719
6.88%, 08/04/26(a)	150,000	162,375
5.50%, 06/27/44	465,000	386,368
5.63%, 01/23/46	310,000	260,524
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19(a)	100,000	102,950
6.00%, 05/08/22(a)	121,875	114,563
Resolute Energy Corp., 8.50%, 05/01/20	650,000	198,250
Sanchez Energy Corp., 6.13%, 01/15/23(d)	465,000	251,100
Total Capital SA, 2.13%, 08/10/18	475,000	482,752
Transocean, Inc., 3.00%, 10/15/17(d)	1,157,000	1,099,150
WPX Energy, Inc., 6.00%, 01/15/22	330,000	240,900
YPF SA, 8.88%, 12/19/18(a)	110,000	114,180
8.50%, 03/23/21	270,000	270,338

		8,763,175

Paper & Forest Products 0.4%
Catalyst Paper Corp., 11.00%, 10/30/17(h)	325,000	227,500
Georgia-Pacific LLC, 8.88%, 05/15/31	425,000	627,224
Norbord, Inc., 6.25%, 04/15/23(a)	200,000	197,000

		1,051,724

Pharmaceuticals 1.0%
Actavis Funding SCS, 3.80%, 03/15/25	570,000	593,224
AstraZeneca PLC, 2.38%, 11/16/20	225,000	229,550
Forest Laboratories, Inc., 5.00%, 12/15/21(a)	405,000	452,151
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22(a)	400,000	398,000
JLL/Delta Dutch Pledgeco BV, 8.75%, 05/01/20(a)(h)	275,000	268,125
Mylan NV, 3.00%, 12/15/18(a)	310,000	314,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Mylan, Inc., 2.55%, 03/28/19	$430,000	$430,455
Perrigo Co. plc,
2.30%, 11/08/18	335,000	334,678

		3,020,437

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 3.30%, 02/15/21	350,000	355,993
Boston Properties LP, 3.65%, 02/01/26	405,000	420,250
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)	320,000	311,200
8.25%, 10/15/23	145,000	134,125
Geo Group, Inc. (The), 5.13%, 04/01/23(d)	550,000	534,875
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	160,000	168,400

		1,924,843

Real Estate Management & Development 0.0%†
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23	140,000	140,210

Road & Rail 0.2%
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(d)	62,000	61,690
Transnet SOC Ltd., 4.00%, 07/26/22(a)	250,000	225,820
United Rentals North America, Inc., 6.13%, 06/15/23	280,000	289,100

		576,610

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	875,000	599,375
Intel Corp., 4.90%, 07/29/45	210,000	235,529
Micron Technology, Inc., 5.25%, 08/01/23(a)	450,000	367,875

		1,202,779

Software 0.3%
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	575,000	414,000
NCR Corp., 6.38%, 12/15/23	400,000	412,000

		826,000

Specialty Retail 0.2%
Chinos Intermediate Holdings A, Inc., 7.75%, 05/01/19(a)(h)	350,000	172,375
Guitar Center, Inc., 6.50%, 04/15/19(a)(d)	230,000	207,000
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(a)(h)	295,000	236,000

		615,375

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 2.25%, 02/23/21	410,000	417,717
4.65%, 02/23/46	165,000	180,123
Hewlett-Packard Co., 4.38%, 09/15/21	350,000	365,772
Seagate HDD Cayman, 4.75%, 06/01/23	155,000	128,395
5.75%, 12/01/34	320,000	227,317
Western Digital Corp., 10.50%, 04/01/24(a)	150,000	150,375

		1,469,699

Thrifts & Mortgage Finance 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(a)(d)	325,000	315,250

Tobacco 0.3%
Altria Group, Inc., 9.95%, 11/10/38	40,000	70,343
10.20%, 02/06/39	272,000	498,264
Reynolds American, Inc., 5.85%, 08/15/45(d)	270,000	329,713

		898,320

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23(a)	213,991	217,200

Wireless Telecommunication Services 1.3%
Crown Castle Towers LLC, 4.17%, 08/15/17(a)	370,000	379,656
3.22%, 05/15/22(a)	420,000	420,630
Digicel Group Ltd., 8.25%, 09/30/20(a)	225,000	192,938
7.13%, 04/01/22(a)(d)	1,140,000	886,236
Millicom International Cellular SA, Reg. S, 6.00%, 03/15/25	400,000	371,000
Sprint Corp., 7.88%, 09/15/23	465,000	355,627
Sprint Nextel Corp., 8.38%, 08/15/17(d)	240,000	237,300
7.00%, 08/15/20	335,000	266,325
T-Mobile USA, Inc., 6.63%, 04/28/21	245,000	256,025
6.50%, 01/15/26(d)	155,000	161,006
VimpelCom Holdings BV, 7.50%, 03/01/22(a)	150,000	158,063
5.95%, 02/13/23(a)	160,000	155,702

		3,840,508

Total Corporate Bonds (cost $132,370,865)		126,295,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Municipal Bonds 0.5%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia, RB 6.64%, 04/01/57		$675,000	$835,488
Municipal Electric Authority of Georgia, RB (continued) 7.06%, 04/01/57		440,000	516,824

			1,352,312

Total Municipal Bonds (cost $1,116,325)			1,352,312

Sovereign Bonds 14.5%

	Principal Amount		Market Value
ANGOLA 0.1%
Republic of Angola, 9.50%, 11/12/25(a)		290,000	263,900

ARGENTINA 0.7%
Provincia de Buenos Aires, Reg. S, 9.38%, 09/14/18		450,000	468,000
9.13%, 03/16/24(a)		295,000	303,260
Argentine Republic Government International Bond, 7.82%, 12/31/33(i)	EUR	123,849	158,897
7.82%, 12/31/33(i)		474,756	599,649
2.26%, 12/31/38(i)		280,000	186,069
Argentina Bonar Bonds, 7.00%, 04/17/17		$380,000	383,241

			2,099,116

AUSTRALIA 0.5%
Queensland Treasury Corp., 5.50%, 06/21/21	AUD	1,592,000	1,400,449

AUSTRIA 0.2%
Austria Government Bond, 1.65%, 10/21/24(a)	EUR	350,000	446,519

BAHRAIN 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(a)		$195,000	153,736

BELGIUM 0.1%
Belgium Government Bond, 3.75%, 06/22/45	EUR	188,762	336,433

BRAZIL 0.8%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/18	BRL	2,495,000	660,468
10.00%, 01/01/25		3,454,000	778,663
Brazilian Government International Bond, 6.00%, 04/07/26		$220,000	223,300
7.13%, 01/20/37		390,000	393,900
5.63%, 01/07/41(d)		270,000	232,875

			2,289,206

CANADA 0.4%
Canadian Government Bond, 2.25%, 06/01/25	CAD	780,000	653,488
3.50%, 12/01/45		120,000	123,119
Province of Quebec Canada, 4.50%, 12/01/20	CAD	480,000	422,437

			1,199,044

COLOMBIA 0.6%
Colombian TES, 7.00%, 05/04/22	COP	615,600,000	197,400
Colombia Government International Bond, 4.00%, 02/26/24		$125,000	125,625
3.88%, 03/22/26	EUR	295,000	338,752
5.63%, 02/26/44		$830,000	825,850
5.00%, 06/15/45		335,000	311,550

			1,799,177

COSTA RICA 0.2%
Costa Rica Government International Bond, 7.00%, 04/04/44(a)		75,000	67,687
7.16%, 03/12/45(a)		435,000	393,675

			461,362

CROATIA 0.6%
Croatia Government International Bond, 6.75%, 11/05/19(a)		335,000	367,542
6.38%, 03/24/21(a)(d)		660,000	721,050
3.88%, 05/30/22	EUR	494,000	576,176
6.00%, 01/26/24(a)(d)		$155,000	168,677

			1,833,445

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 6.88%, 01/29/26(a)		100,000	106,250

FRANCE 0.1%
France Government Bond OAT, 3.25%, 05/25/45	EUR	245,612	404,050

GERMANY 0.0%†
Bundesrepublik Deutschland, 2.50%, 08/15/46		61,328	100,727

HUNGARY 0.7%
Hungary Government Bond, 3.50%, 06/24/20	HUF	249,000,000	966,462
5.50%, 06/24/25		150,000,000	662,022
Hungary Government International Bond, 5.75%, 06/11/18	EUR	200,000	252,477

			1,880,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

INDONESIA 1.0%
Indonesia Treasury Bond, 8.38%, 09/15/26	IDR	5,347,000,000	$421,832
8.25%, 05/15/36		15,500,000,000	1,174,610
Indonesia Government International Bond, 3.38%, 04/15/23(a)		$360,000	351,699
5.38%, 10/17/23(a)		150,000	164,552
4.75%, 01/08/26(a)		200,000	209,821
Reg. S, 6.63%, 02/17/37(a)		240,000	278,236
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24(a)		110,000	110,000
4.55%, 03/29/26(d)		245,000	245,000

			2,955,750

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25	EUR	430,000	504,565
4.75%, 09/01/44(a)		95,000	162,238

			666,803

IVORY COAST 0.2%
Ivory Coast Government International Bond, 6.38%, 03/03/28(a)		$480,000	453,600

JAMAICA 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45		400,000	406,000

KAZAKHSTAN 0.2%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)		455,000	472,517

LITHUANIA 0.1%
Lithuania Government International Bond, 6.13%, 03/09/21(a)		260,000	301,464

MEXICO 1.8%
Mexican Bonos, 8.50%, 12/13/18	MXN	13,000,000	822,930
6.50%, 06/09/22		7,100,000	430,686
5.75%, 03/05/26		24,600,000	1,402,463
7.75%, 05/29/31		29,260,400	1,909,588
Mexico Government International Bond, 4.13%, 01/21/26		$505,000	529,492
4.75%, 03/08/44		260,000	259,350

			5,354,509

MONGOLIA 0.1%
Mongolia Government International Bond, 5.13%, 12/05/22(a)		225,000	174,484

MONTENEGRO 0.2%
Montenegro Government International Bond, 5.75%, 03/10/21(a)	EUR	530,000	596,176

NETHERLANDS 0.4%
Netherlands Government Bond, 2.00%, 07/15/24(a)		275,000	362,020
2.50%, 01/15/33(a)		500,000	730,580

			$1,092,600

NIGERIA 0.1%
Nigeria Government International Bond, 6.38%, 07/12/23(a)		$200,000	184,000

NORWAY 0.1%
City of Oslo Norway, 2.40%, 02/13/30	NOK	3,000,000	366,852

PANAMA 0.2%
Panama Government International Bond, 3.75%, 03/16/25		$90,000	92,475
3.88%, 03/17/28		300,000	303,000
4.30%, 04/29/53(d)		75,000	70,125

			465,600

POLAND 0.4%
Poland Government Bond, 1.50%, 04/25/20	PLN	2,743,000	722,933
3.25%, 07/25/25		1,565,000	437,455

			1,160,388

ROMANIA 0.5%
Romania Government Bond, 5.75%, 04/29/20	RON	930,000	269,153
5.95%, 06/11/21		2,130,000	628,421
5.80%, 07/26/27		1,040,000	313,939
Romanian Government International Bond, 4.88%, 11/07/19	EUR	164,000	215,354

			1,426,867

RUSSIA 0.4%
Russian Federal Bond - OFZ, 7.00%, 08/16/23	RUB	40,000,000	534,643
7.05%, 01/19/28		16,649,000	214,744
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		$400,000	419,960

			1,169,347

SERBIA 0.1%
Republic of Serbia, 7.25%, 09/28/21(a)		195,000	217,912

SLOVENIA 0.5%
Slovenia Government Bond, 4.63%, 09/09/24	EUR	157,000	228,201
Slovenia Government International Bond, 5.50%, 10/26/22(a)		$415,000	469,392
5.25%, 02/18/24(a)		555,000	621,600

			1,319,193

SOUTH AFRICA 0.2%
South Africa Government Bond, 10.50%, 12/21/26	ZAR	6,398,999	473,557
8.75%, 01/31/44		3,553,560	214,416

			687,973

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
SPAIN 0.4%
Spain Government Bond, 1.60%, 04/30/25(a)	EUR	417,000	$486,984
5.15%, 10/31/28(a)		300,000	470,688
5.15%, 10/31/44(a)		163,000	281,384

			1,239,056

SRI LANKA 0.1%
Sri Lanka Government International Bond, Reg. S, 6.25%, 07/27/21		$200,000	195,076
5.88%, 07/25/22(a)		125,000	117,755

			312,831

SUPRANATIONAL 1.1%
Eastern and Southern African Trade and Development Bank, Reg. S, 6.38%, 12/06/18		320,000	320,806
International Bank for Reconstruction & Development, 6.38%, 08/07/18	INR	10,000,000	150,414
International Finance Corp., 7.75%, 12/03/16		21,000,000	318,251
6.45%, 10/30/18		61,000,000	919,210
7.80%, 06/03/19		15,000,000	232,435
Inter-American Development Bank, 7.25%, 07/17/17	IDR	11,410,000,000	857,480
7.00%, 02/04/19		1,000,000,000	73,562
African Export-Import Bank, 3.88%, 06/04/18		$200,000	199,900

			3,072,058

TURKEY 0.4%
Turkey Government Bond, 10.50%, 01/15/20	TRY	1,022,000	373,213
8.00%, 03/12/25		806,116	256,971
Turkey Government International Bond, 7.00%, 03/11/19		$125,000	138,312
5.75%, 03/22/24		300,000	325,380
4.25%, 04/14/26		210,000	204,448

			1,298,324

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 7.75%, 09/01/21		255,000	236,064

UNITED KINGDOM 0.4%
United Kingdom Gilt, 5.00%, 03/07/18	GBP	240,000	375,985
1.75%, 09/07/22		188,000	282,092
4.75%, 12/07/30		133,000	262,156
3.50%, 01/22/45		57,000	102,804
Ukreximbank Via Biz Finance PLC, Reg. S, 9.63%, 04/27/22		$300,000	264,000

			1,287,037

VENEZUELA 0.1%
Venezuela Government International Bond, Reg. S, 9.00%, 05/07/23		375,000	131,250
Reg. S, 11.75%, 10/21/26		410,000	160,925
Reg. S, 11.95%, 08/05/31		280,000	110,600

			402,775

ZAMBIA 0.0%†
Zambia Government International Bond, 8.50%, 04/14/24(a)		$125,000	$103,437

Total Sovereign Bonds (cost $41,707,476)			42,197,992

U.S. Government Mortgage Backed Agencies 14.3%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		190	204
Pool# C00712 6.50%, 02/01/29		4,799	5,582
Pool# J32653 3.50%, 08/01/30		103,162	109,511
Pool# C41531 8.00%, 08/01/30		1,389	1,475
Pool# J32749 3.50%, 09/01/30		87,164	92,507
Pool# C42327 8.00%, 09/01/30		830	965
Pool# C01104 8.00%, 12/01/30		8,520	10,869
Pool# C48997 8.00%, 03/01/31		24,058	24,291
Pool# C49587 8.00%, 03/01/31		16,438	17,400
Pool# C50477 8.00%, 04/01/31		20,361	23,407
Pool# C53381 8.00%, 06/01/31		1,240	1,245
Pool# C69951 6.50%, 08/01/32		18,261	20,788
Pool# G60085 5.50%, 06/01/41		290,157	327,840
Pool# Q09258 3.00%, 07/01/42		295,962	303,283
Pool# Q20545 3.50%, 07/01/43		380,644	400,226
Pool# G07787 4.00%, 08/01/44		612,461	661,181
Pool# Q33550 4.00%, 05/01/45		313,502	335,613
Pool# Q33842 4.00%, 06/01/45		418,528	447,102
Pool# Q36101 4.00%, 09/01/45		435,594	467,855
Pool# Q36512 4.00%, 10/01/45		376,742	404,643
Pool# Q37249 3.50%, 11/01/45		422,322	444,753
Pool# Q38896 4.00%, 02/01/46		1,002,942	1,077,197
Pool# Q39379 4.50%, 03/01/46		165,000	180,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# AN0571 3.10%, 01/01/26	$175,000	$185,827
Pool# 540017 8.00%, 05/01/30	1,279	1,283
Pool# AZ4471 3.50%, 07/01/30	173,203	183,100
Pool# AZ6158 3.50%, 09/01/30	58,462	62,049
Pool# MA2406 3.50%, 09/01/30	238,665	252,806
Pool# 564993 7.50%, 03/01/31	7,577	7,784
Pool# 606566 7.50%, 10/01/31	3,370	3,517
Pool# AB4168 3.50%, 01/01/32	520,186	550,343
Pool# 642656 7.00%, 07/01/32	5,239	5,237
Pool# 886574 2.92%, 08/01/36(b)	60,901	64,494
Pool# 888817 5.50%, 08/01/37	142,152	160,971
Pool# 995049 5.50%, 02/01/38	217,442	245,685
Pool# AL1104 5.50%, 02/01/38	250,850	283,800
Pool# 257231 5.50%, 06/01/38	201,997	227,111
Pool# AE0811 6.00%, 09/01/39	61,672	70,406
Pool# AC9581 5.50%, 01/01/40	68,542	77,216
Pool# AL5814 5.50%, 07/01/40	706,788	801,379
Pool# AL2625 3.50%, 10/01/42	597,238	629,575
Pool# AB7426 3.00%, 12/01/42	521,384	536,028
Pool# AY4204 3.50%, 05/01/45	644,479	678,407
Pool# AS5207 4.00%, 06/01/45	1,085,588	1,163,397
Pool# AZ9821 3.50%, 09/01/45	435,478	457,064
Pool# AL7441 3.50%, 10/01/45	293,153	307,685
Pool# BC0092 3.50%, 12/01/45	2,268,832	2,381,297
Pool# MA2522 3.50%, 02/01/46	3,303,208	3,464,951
Pool# MA2578 3.50%, 04/01/46	815,000	854,907
Pool# AS6938 4.00%, 04/01/46	1,600,000	1,719,553
Federal National Mortgage Association Pool TBA 3.50%, 04/25/31	235,000	248,162
3.00%, 05/25/31	975,000	1,016,895
3.00%, 04/25/46	1,649,375	1,691,898
3.50%, 04/25/46	3,695,000	3,874,121
4.00%, 04/25/46	2,490,000	2,660,409
4.50%, 04/25/46	2,739,000	2,980,374
5.00%, 04/25/46	1,115,000	1,233,469
3.00%, 05/25/46	2,310,625	2,365,322
4.50%, 05/25/46	985,000	1,070,572
Government National Mortgage Association II Pool
Pool# G2 82468 2.00%, 01/20/40(b)	208,382	217,113
Pool# G2 82483 1.75%, 02/20/40(b)	74,868	77,270
Pool# G2 82520 3.00%, 04/20/40(b)	120,878	126,367
Pool# G2 82570 3.50%, 06/20/40(b)	7,690	8,088
Pool# G2 MA1161 5.50%, 07/20/43	110,638	123,097
Pool# G2 MA1289 5.50%, 09/20/43	241,267	265,295
Pool# G2 710035 5.39%, 12/20/59	154,333	159,506
Pool# G2 725640 5.29%, 05/20/60	199,613	210,741
Pool# G2 710065 4.81%, 02/20/61	579,100	607,961
Pool# G2 710078 4.70%, 06/20/61	277,875	289,778
Pool# G2 773443 5.07%, 04/20/62	212,823	225,241
Pool# G2 766552 4.85%, 05/20/62	130,301	137,694
Pool# G2 765227 4.56%, 11/20/62	737,313	793,350
Pool# G2 AC0934 4.65%, 01/20/63	93,459	102,445
Pool# G2 AC0942 4.66%, 01/20/63	29,665	32,829
Pool# G2 AJ4785 4.68%, 08/20/64	240,665	253,111
Pool# G2 AG8194 4.79%, 09/20/64	136,668	144,034

Total U.S. Government Mortgage Backed Agencies (cost $41,550,734)		41,649,457

U.S. Government Sponsored & Agency Obligations 0.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	283,622
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,100,066

Total U.S. Government Sponsored & Agency Obligations (cost $1,323,087)		1,383,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Treasury Bond 1.5%

	Principal Amount	Market Value
U.S. Treasury Bonds, 3.00%, 11/15/45	$3,970,000	$4,285,893

Total U.S. Treasury Bond (cost $4,278,340)		4,285,893

U.S. Treasury Notes 7.0%

	Principal Amount	Market Value
U.S. Treasury Notes 0.75%, 02/28/18	3,120,000	3,120,730
1.13%, 02/28/21(d)	5,235,000	5,213,526
1.75%, 01/31/23	230,000	233,181
1.50%, 02/28/23	900,000	897,504
2.25%, 11/15/25	3,515,000	3,658,208
1.63%, 02/15/26(d)(j)	7,209,000	7,104,246

Total U.S. Treasury Notes (cost $20,013,360)		20,227,395

Yankee Dollars 0.5%

	Principal Amount	Market Value

Banks 0.1%
Bancolombia SA, 6.13%, 07/26/20(d)	100,000	105,470
HSBC Bank plc, 7.65%, 05/01/25	90,000	113,060

		218,530

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	250,000	331,519

Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	272,039

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	475,000	528,438

Total Yankee Dollars (cost $1,304,246)		1,350,526

Short-Term Investment 4.6%

	Principal Amount	Market Value
U.S. Treasury Bill 4.6%
U.S. Treasury Bill, 0.00%, 04/14/16(d)	13,460,000	13,459,502

Total Short-Term Investment (cost $13,458,736)		13,459,502

Common Stocks 0.1%

	Shares	Market Value
Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP*	3,299	62,269

Oil, Gas & Consumable Fuels 0.0%†
SandRidge Energy, Inc.*	159,999	8,976

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.*(d)	20,137	111,357

Total Common Stocks (cost $440,096)		182,602

Preferred Stock 0.3%

	Shares	Market Value
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54(d)(k)	28,200	762,810

Total Preferred Stock (cost $709,770)		762,810

Repurchase Agreements 2.1%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $2,145,865, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $2,188,766.(l)	$2,145,848	2,145,848
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $2,000,026, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $2,040,026.(l)	2,000,000	2,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $2,000,018, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $2,040,000.(l)	2,000,000	2,000,000

Total Repurchase Agreements (cost $6,145,848)		6,145,848

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Investments (cost $298,944,005) (m) — 101.2%	$294,009,285
Liabilities in excess of other assets — (1.2)%	(3,356,050)

NET ASSETS — 100.0%	$290,653,235

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $73,355,643 which represents 25.24% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2016.
(d)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $38,813,684. which was collateralized by repurchase agreements with a total value of $6,145,848 and $33,563,343 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% - 29.87%, and maturity dates ranging from 04/07/16 - 12/15/55; a total value of $39,709,191.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date reflects the next call date.
(f)	Fair valued security.
(g)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(h)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(i)	Security in default.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2016.
(l)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $6,145,848.
(m)	At March 31, 2016, the tax basis cost of the Fund’s investments was $299,716,680, tax unrealized appreciation and depreciation were $5,827,500 and $(11,534,895), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NA	National Association
NV	Public Traded Company
OAT	French Treasury Bond
OYJ	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
SpA	Limited Share Company
TBA	To Be Announced

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
22	U.S. Treasury 10 Year Note	06/21/16	$2,868,594	$(735)
8	U.S. Treasury Ultra Bond	06/21/16	1,380,250	(5,017)

			$4,248,844	$(5,752)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(40)	U.S. Treasury 5 Year Note	06/30/16	$4,846,562	$(9,148)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of America NA	04/29/16	(1,371,990)	$(1,030,728)	$(1,050,494)	$(19,766)
Australian Dollar	Bank of America NA	04/29/16	(604,067)	(453,814)	(462,517)	(8,703)
Australian Dollar	Bank of America NA	04/29/16	(5,996)	(4,505)	(4,591)	(86)
Brazilian Real	Bank of America NA	04/04/16	(181,023)	(48,721)	(50,345)	(1,624)
Brazilian Real	Bank of America NA	04/04/16	(362,971)	(97,442)	(100,947)	(3,505)
Brazilian Real	Bank of America NA	04/04/16	(873,393)	(234,468)	(242,903)	(8,435)
Brazilian Real	Bank of America NA	04/04/16	(435,583)	(117,234)	(121,142)	(3,908)
Brazilian Real	Standard Chartered Bank	04/04/16	(561,055)	(146,681)	(156,037)	(9,356)
Brazilian Real	Bank of America NA	04/04/16	(188,951)	(48,894)	(52,550)	(3,656)
Brazilian Real	Bank of America NA	04/04/16	(453,190)	(117,270)	(126,038)	(8,768)
Brazilian Real	Standard Chartered Bank	04/04/16	(1,345,677)	(351,811)	(374,251)	(22,440)
British Pound	HSBC Bank PLC	04/29/16	(2,331)	(3,332)	(3,348)	(16)
British Pound	HSBC Bank PLC	04/29/16	(164,673)	(235,390)	(236,530)	(1,140)
British Pound	HSBC Bank PLC	04/29/16	(252,452)	(360,864)	(362,612)	(1,748)
Canadian Dollar	Standard Chartered Bank	04/29/16	(1,122,651)	(852,026)	(864,441)	(12,415)
Euro	Royal Bank of Scotland	04/29/16	(1,587,161)	(1,779,890)	(1,807,377)	(27,487)
Euro	Royal Bank of Scotland	04/29/16	(1,973,658)	(2,213,319)	(2,247,500)	(34,181)
Hungarian Forint	HSBC Bank PLC	04/29/16	(110,995,304)	(396,111)	(402,160)	(6,049)
Mexican Peso	Bank of America NA	04/29/16	(1,550,025)	(90,000)	(89,507)	493
Mexican Peso	Bank of America NA	04/29/16	(1,707,071)	(98,518)	(98,576)	(58)
Mexican Peso	Bank of America NA	04/29/16	(4,083,763)	(235,681)	(235,820)	(139)
Mexican Peso	Bank of America NA	04/29/16	(19,931,623)	(1,133,283)	(1,150,964)	(17,681)
Mexican Peso	Bank of America NA	04/29/16	(1,894,475)	(110,000)	(109,398)	602
New Zealand Dollar	Bank of America NA	04/29/16	(1,379,893)	(929,951)	(952,517)	(22,566)
Norwegian Krone	Royal Bank of Scotland	04/29/16	(1,115,560)	(131,651)	(134,801)	(3,150)
Peruvian Nuevo Sol	Standard Chartered Bank	04/13/16	(474,980)	(136,000)	(142,941)	(6,941)
Peruvian Nuevo Sol	Standard Chartered Bank	04/13/16	(485,458)	(139,000)	(146,094)	(7,094)
Polish Zlotych	HSBC Bank PLC	04/29/16	(885,663)	(233,566)	(237,267)	(3,701)
Russian Ruble	JPMorgan Chase Bank	04/14/16	(15,868,873)	(235,681)	(235,521)	160
Russian Ruble	JPMorgan Chase Bank	04/14/16	(7,010,350)	(97,787)	(104,045)	(6,258)
Russian Ruble	JPMorgan Chase Bank	04/14/16	(16,814,244)	(234,541)	(249,552)	(15,011)
Russian Ruble	JPMorgan Chase Bank	04/14/16	(6,633,414)	(98,518)	(98,451)	67
Turkish Lira	Standard Chartered Bank	04/29/16	(669,499)	(235,681)	(235,868)	(187)
Turkish Lira	Standard Chartered Bank	04/29/16	(279,860)	(98,518)	(98,596)	(78)

Total Short Contracts				$(12,730,876)	$(12,985,701)	$(254,825)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Standard Chartered Bank	04/04/16	180,170	$48,721	$50,108	$1,387
Brazilian Real	HSBC Bank PLC	04/04/16	355,187	97,485	98,782	1,297
Brazilian Real	HSBC Bank PLC	04/04/16	897,119	234,541	249,501	14,960
Brazilian Real	HSBC Bank PLC	04/04/16	374,035	97,787	104,024	6,237
Brazilian Real	HSBC Bank PLC	04/04/16	854,000	234,390	237,509	3,119
Brazilian Real	Standard Chartered Bank	04/04/16	433,531	117,234	120,571	3,337
Columbian Peso	Royal Bank of Scotland	04/18/16	742,556,806	234,541	247,394	12,853
Columbian Peso	Royal Bank of Scotland	04/18/16	151,968,000	48,000	50,630	2,630
Columbian Peso	Royal Bank of Scotland	04/18/16	309,593,642	97,787	103,146	5,359
Columbian Peso	Royal Bank of Scotland	04/18/16	680,690,000	215,000	226,782	11,782
Columbian Peso	Standard Chartered Bank	04/25/16	301,519,941	98,167	100,434	2,267
Columbian Peso	Standard Chartered Bank	04/25/16	719,818,311	234,354	239,766	5,412
Euro	Bank of America NA	04/29/16	199,976	227,816	227,722	(94)
Euro	Bank of America NA	04/29/16	103,760	117,272	118,157	885
Hungarian Forint	HSBC Bank PLC	04/29/16	62,717,874	223,822	227,240	3,418
Japanese Yen	JPMorgan Chase Bank	04/28/16	632,386,052	5,581,370	5,623,167	41,797
Mexican Peso	Standard Chartered Bank	04/29/16	149,164	8,687	8,614	(73)
Mexican Peso	Standard Chartered Bank	04/29/16	356,837	20,782	20,606	(176)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency (continued)	Counterparty (continued)	Delivery Date (continued)	Currency Received (continued)	Contract Value (continued)	Market Value (continued)	Unrealized Appreciation/ (Depreciation) (continued)
Long Contracts: (continued)
Mexican Peso	Bank of America NA	04/29/16	1,688,434	$97,815	$97,500	$(315)
Mexican Peso	Bank of America NA	04/29/16	4,061,061	235,267	234,509	(758)
Mexican Peso	Bank of America NA	04/29/16	9,572,849	544,298	552,790	8,492
Mexican Peso	Bank of America NA	04/29/16	3,563,276	202,603	205,764	3,161
Polish Zlotych	HSBC Bank PLC	04/29/16	1,416,972	373,683	379,604	5,921
Russian Ruble	JPMorgan Chase Bank	04/14/16	16,081,632	234,580	238,679	4,099
Russian Ruble	JPMorgan Chase Bank	04/14/16	16,757,428	234,468	248,709	14,241
Russian Ruble	JPMorgan Chase Bank	04/14/16	6,878,635	97,694	102,091	4,397
Russian Ruble	JPMorgan Chase Bank	04/14/16	6,685,072	97,514	99,218	1,704
Russian Ruble	JPMorgan Chase Bank	04/14/16	6,897,196	97,694	102,366	4,672
Russian Ruble	JPMorgan Chase Bank	04/14/16	16,556,900	234,517	245,732	11,215
Russian Ruble	JPMorgan Chase Bank	04/14/16	16,512,342	234,517	245,071	10,554
Russian Ruble	JPMorgan Chase Bank	04/14/16	6,964,180	97,442	103,360	5,918
Russian Ruble	Royal Bank of Scotland	04/25/16	15,900,728	234,403	235,200	797
Russian Ruble	Royal Bank of Scotland	04/25/16	6,603,602	97,348	97,679	331
South African Rand	JPMorgan Chase Bank	04/29/16	4,754,768	306,128	320,481	14,353
South African Rand	JPMorgan Chase Bank	04/29/16	3,283,581	211,408	221,320	9,912
Swedish Krona	Royal Bank of Scotland	04/29/16	485,533	58,735	59,860	1,125
Turkish Lira	JPMorgan Chase Bank	04/29/16	672,546	235,267	236,941	1,674
Turkish Lira	JPMorgan Chase Bank	04/29/16	279,619	97,815	98,511	696

Total Long Contracts				$11,960,952	$12,179,538	$218,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,915,313	$—	$9,915,313
Bank Loans	—	4,062,634	—	4,062,634
Collateralized Mortgage Obligations	—	8,470,054	—	8,470,054
Commercial Mortgage Backed Securities	—	12,267,813	—	12,267,813
Common Stocks
Diversified Consumer Services	—	62,269	—	62,269
Oil, Gas & Consumable Fuels	8,976	—	—	8,976
Wireless Telecommunication Services	111,357	—	—	111,357

Total Common Stocks	$120,333	$62,269	$—	$182,602

Corporate Bonds
Aerospace & Defense	—	1,002,327	—	1,002,327
Airlines	—	238,601	—	238,601
Auto Components	—	279,000	—	279,000
Automobiles	—	2,127,420	—	2,127,420
Banks	—	12,073,736	—	12,073,736
Beverages	—	2,887,069	—	2,887,069
Biotechnology	—	453,119	—	453,119
Building Products	—	262,331	—	262,331
Capital Markets	—	5,554,522	—	5,554,522
Chemicals	—	5,652,939	—	5,652,939
Commercial Services & Supplies	—	2,048,206	—	2,048,206
Communications Equipment	—	2,355,703	—	2,355,703
Construction & Engineering	—	440,330	—	440,330
Construction Materials	—	533,500	—	533,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Consumer Finance	$—	$480,000	$—	$480,000
Containers & Packaging	—	495,850	—	495,850
Distributors	—	753,256	—	753,256
Diversified Financial Services	—	3,559,253	—	3,559,253
Diversified Telecommunication Services	—	9,602,938	—	9,602,938
Electric Utilities	—	2,466,989	—	2,466,989
Energy Equipment & Services	—	1,329,480	—	1,329,480
Food & Staples Retailing	—	1,545,089	—	1,545,089
Food Products	—	3,938,734	—	3,938,734
Gas Utilities	—	4,033,000	—	4,033,000
Health Care Providers & Services	—	6,492,748	—	6,492,748
Hotels, Restaurants & Leisure	—	3,672,059	—	3,672,059
Household Durables	—	2,387,424	—	2,387,424
Household Products	—	637,812	—	637,812
Industrial Conglomerates	—	1,238,368	—	1,238,368
Information Technology Services	—	1,981,383	—	1,981,383
Insurance	—	4,422,696	—	4,422,696
Internet & Catalog Retail	—	1,190,532	—	1,190,532
Marine	—	1,021,913	—	1,021,913
Media	—	8,975,210	—	8,975,210
Metals & Mining	—	3,389,062	—	3,389,062
Multiline Retail	—	1,061,655	—	1,061,655
Multi-Utilities & Unregulated Power	—	849,062	—	849,062
Oil, Gas & Consumable Fuels	—	8,763,175	—	8,763,175
Paper & Forest Products	—	1,051,724	—	1,051,724
Pharmaceuticals	—	3,020,437	—	3,020,437
Real Estate Investment Trusts (REITs)	—	1,924,843	—	1,924,843
Real Estate Management & Development	—	140,210	—	140,210
Road & Rail	—	576,610	—	576,610
Semiconductors & Semiconductor Equipment	—	1,202,779	—	1,202,779
Software	—	826,000	—	826,000
Specialty Retail	—	615,375	—	615,375
Technology Hardware, Storage & Peripherals	—	1,469,699	—	1,469,699
Thrifts & Mortgage Finance	—	315,250	—	315,250
Tobacco	—	898,320	—	898,320
Transportation Infrastructure	—	217,200	—	217,200
Wireless Telecommunication Services	—	3,840,508	—	3,840,508

Total Corporate Bonds	$—	$126,295,446	$—	$126,295,446

Forward Foreign Currency Contracts	—	221,324	—	221,324
Municipal Bonds	—	1,352,312	—	1,352,312
Preferred Stock	—	762,810	—	762,810
Repurchase Agreements	—	6,145,848	—	6,145,848
Short-Term Investment	—	13,459,502	—	13,459,502
Sovereign Bonds	—	42,197,992	—	42,197,992
U.S. Government Mortgage Backed Agencies	—	41,649,457	—	41,649,457
U.S. Government Sponsored & Agency Obligations	—	1,383,688	—	1,383,688
U.S. Treasury Bond	—	4,285,893	—	4,285,893
U.S. Treasury Notes	—	20,227,395	—	20,227,395
Yankee Dollars	—	1,350,526	—	1,350,526

Total Assets	$120,333	$294,110,276	$—	$294,230,609

Liabilities:
Forward Foreign Currency Contracts	$—	$(257,563)	$—	$(257,563)
Futures Contracts	(14,900)	—	—	(14,900)

Total Liabilities	$(14,900)	$(257,563)	$—	$(272,463)

Total	$105,433	$293,852,713	$—	$293,958,146

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2016, the Fund held 2 corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$221,324

Total		$221,324

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(14,900)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(257,563)

Total		$(272,463)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.1%

	Shares	Market Value
AUSTRALIA 5.0%
Airlines 0.7%
Qantas Airways Ltd.*	2,301,900	$7,185,053

Beverages 0.4%
Treasury Wine Estates Ltd.	561,880	4,148,919

Biotechnology 0.8%
CSL Ltd.	107,680	8,367,967

Capital Markets 0.1%
Magellan Financial Group Ltd.	79,470	1,375,778

Commercial Services & Supplies 0.6%
Brambles Ltd.	710,580	6,582,954

Containers & Packaging 1.7%
Amcor Ltd.	1,736,528	19,068,927

Food Products 0.1%
Bellamy’s Australia Ltd.	120,063	951,363

Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd.	301,220	2,376,178
Star Entertainment Grp Ltd. (The)	764,008	3,322,760

		5,698,938

Road & Rail 0.1%
Aurizon Holdings Ltd.	375,908	1,142,284

		54,522,183

BELGIUM 1.2%
Beverages 1.1%
Anheuser-Busch InBev SA/NV	92,831	11,533,028

Biotechnology 0.1%
Galapagos NV*	36,320	1,522,081

		13,055,109

BRAZIL 1.6%
Diversified Financial Services 1.2%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	3,063,232	13,102,640

Food Products 0.4%
BRF SA	334,417	4,772,138

		17,874,778

CANADA 7.7%
Containers & Packaging 0.2%
CCL Industries, Inc., Class B	11,630	2,207,349

Diversified Financial Services 0.2%
Element Financial Corp.	244,930	2,640,246

Food Products 0.1%
Maple Leaf Foods, Inc.	72,390	1,513,292

Information Technology Services 2.2%
CGI Group, Inc., Class A*	488,487	23,345,824

Insurance 1.6%
Fairfax Financial Holdings Ltd.	19,607	10,976,448
Great-West Lifeco, Inc.	249,170	6,856,851

		17,833,299

Media 0.1%
Cineplex, Inc.	40,830	1,589,816

Metals & Mining 0.1%
Silver Wheaton Corp.	51,450	853,041

Multiline Retail 0.3%
Dollarama, Inc.	39,950	2,811,188

Oil, Gas & Consumable Fuels 2.1%
Cenovus Energy, Inc.	484,664	6,306,696
PrairieSky Royalty Ltd.	70,060	1,329,185
Suncor Energy, Inc.	515,542	14,357,771

		21,993,652

Road & Rail 0.7%
Canadian National Railway Co.	126,206	7,886,721

Textiles, Apparel & Luxury Goods 0.1%
Gildan Activewear, Inc.	48,320	1,473,318

		84,147,746

CHINA 3.1%
Auto Components 0.2%
Fuyao Glass Industry Group Co. Ltd., H Shares*(a)(b)	944,800	2,288,543

Automobiles 0.5%
Geely Automobile Holdings Ltd.	1,950,000	967,162
Great Wall Motor Co., Ltd., H Shares	5,747,000	4,666,884

		5,634,046

Banks 0.4%
Industrial & Commercial Bank of China Ltd., H Shares	8,261,000	4,627,597

Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc., ADR	61,038	2,111,304

Electrical Equipment 0.1%
Zhuzhou CRRC Times Electric Co. Ltd.	161,000	940,951

Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co., Ltd.	505,000	1,420,925

Internet Software & Services 1.5%
Baidu, Inc., ADR*	81,884	15,630,017

Textiles, Apparel & Luxury Goods 0.1%
Shenzhou International Group Holdings Ltd.	273,000	1,487,172

		34,140,555

DENMARK 3.6%
Beverages 1.5%
Carlsberg A/S, Class B	165,967	15,781,038

Biotechnology 0.2%
Genmab A/S*	18,454	2,553,653

Pharmaceuticals 0.8%
H. Lundbeck A/S*	43,430	1,432,364
Novo Nordisk A/S, Class B	128,219	6,943,519

		8,375,883

Road & Rail 0.4%
DSV A/S	115,440	4,801,640

Textiles, Apparel & Luxury Goods 0.7%
Pandora A/S	60,834	7,953,311

		39,465,525

FINLAND 0.1%
Leisure Products 0.1%
Amer Sports OYJ	22,240	645,617

FRANCE 4.9%
Aerospace & Defense 0.6%
Thales SA	79,570	6,953,207

Auto Components 0.2%
Plastic Omnium SA	75,120	2,579,963

Beverages 0.2%
Remy Cointreau SA	26,330	1,996,799

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering 0.2%
Eiffage SA	27,200	$2,087,178

Diversified Telecommunication Services 0.3%
Iliad SA	14,579	3,745,715

Electrical Equipment 1.1%
Nexans SA*	56,226	2,522,917
Schneider Electric SE	152,683	9,622,158

		12,145,075

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	12,600	1,444,360

Health Care Equipment & Supplies 0.1%
BioMerieux	8,690	994,216

Internet Software & Services 0.1%
Criteo SA, ADR*	27,770	1,150,233

Media 1.7%
Publicis Groupe SA	247,415	17,349,004

Professional Services 0.3%
Teleperformance	31,030	2,725,470

		53,171,220

GERMANY 8.0%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	281,575	7,814,799

Chemicals 0.2%
Symrise AG	40,180	2,690,131

Diversified Financial Services 1.8%
Deutsche Boerse AG	216,735	18,453,687

Insurance 1.2%
Allianz SE REG	80,494	13,072,636

Internet & Catalog Retail 0.2%
Zalando SE*(b)	79,556	2,608,264

Machinery 0.5%
GEA Group AG	44,320	2,162,417
KION Group AG*	49,960	2,906,557

		5,068,974

Media 1.7%
ProSiebenSat.1 Media SE	286,541	14,709,544
Stroeer SE & Co. KGaA(a)	55,704	3,494,861

		18,204,405

Semiconductors & Semiconductor Equipment 0.2%
SMA Solar Technology AG*(a)	38,940	2,024,083

Software 1.5%
SAP SE	206,572	16,622,519

		86,559,498

HONG KONG 2.9%
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd.	2,904,000	10,902,182

Household Durables 0.2%
Techtronic Industries Co., Ltd.	580,500	2,299,645

Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	1,424,588	18,508,309

		31,710,136

INDIA 0.2%
Information Technology Services 0.0%†
Vakrangee Ltd.	174,070	520,707

Machinery 0.2%
Ashok Leyland Ltd.	1,250,390	2,050,068

		2,570,775

INDONESIA 0.2%
Banks 0.1%
Bank Negara Indonesia Persero Tbk PT	4,428,700	1,736,177

Trading Companies & Distributors 0.1%
AKR Corporindo Tbk PT	1,098,500	575,417

		2,311,594

IRELAND 0.5%
Building Products 0.0%†
Kingspan Group PLC	20,285	536,685

Industrial Conglomerates 0.5%
DCC PLC	54,450	4,802,107

		5,338,792

ISRAEL 2.0%
Pharmaceuticals 1.9%
Teva Pharmaceutical Industries Ltd., ADR	398,337	21,315,013

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	17,160	932,303

		22,247,316

ITALY 0.3%
Banks 0.3%
Banca Popolare di Milano Scarl	1,214,590	847,992
FinecoBank Banca Fineco SpA	231,270	1,944,946

		2,792,938

JAPAN 9.5%
Auto Components 0.6%
Denso Corp.	124,700	5,005,527
Koito Manufacturing Co., Ltd.	24,600	1,113,909

		6,119,436

Automobiles 0.6%
Mazda Motor Corp.	29,900	464,103
Toyota Motor Corp.	113,500	6,019,518

		6,483,621

Chemicals 0.3%
Teijin Ltd.	601,000	2,092,857
W-Scope Corp.*	36,300	1,684,203

		3,777,060

Diversified Financial Services 0.5%
Financial Products Group Co., Ltd.	255,700	3,076,484
Japan Exchange Group, Inc.	161,700	2,473,713

		5,550,197

Electrical Equipment 0.1%
Mabuchi Motor Co., Ltd.	19,100	888,616

Electronic Equipment, Instruments & Components 0.6%
Keyence Corp.	11,224	6,121,257

Food & Staples Retailing 0.3%
Sundrug Co., Ltd.	44,500	3,326,085

Food Products 0.2%
Ezaki Glico Co. Ltd.	16,500	845,175
MEIJI Holdings Co., Ltd.	13,500	1,084,844

		1,930,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Equipment & Supplies 0.1%
Sysmex Corp.	22,000	$1,375,350

Internet Software & Services 1.7%
DeNA Co., Ltd.	65,900	1,134,346
Yahoo Japan Corp.	3,958,600	16,848,734

		17,983,080

Machinery 1.2%
FANUC Corp.	41,900	6,488,993
Komatsu Ltd.	416,900	7,087,693

		13,576,686

Pharmaceuticals 0.5%
Ono Pharmaceutical Co., Ltd.	121,500	5,139,774

Professional Services 0.1%
Temp Holdings Co., Ltd.	109,800	1,590,760

Real Estate Investment Trusts (REITs) 0.2%
Japan Hotel REIT Investment Corp.	1,430	1,258,494
Mori Hills REIT Investment Corp.	690	1,020,831

		2,279,325

Real Estate Management & Development 0.5%
Daito Trust Construction Co., Ltd.	21,100	2,992,746
Open House Co. Ltd.	123,836	2,459,966

		5,452,712

Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	19,500	1,649,913

Specialty Retail 0.3%
Gulliver International Co., Ltd.	253,800	3,158,148

Tobacco 1.4%
Japan Tobacco, Inc.	372,300	15,496,115

Trading Companies & Distributors 0.1%
MonotaRO Co. Ltd.	41,700	1,239,556

		103,137,710

LUXEMBOURG 0.2%
Real Estate Management & Development 0.2%
Grand City Properties SA	108,870	2,496,939

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Wynn Macau Ltd.*	771,200	1,192,594

MEXICO 2.0%
Beverages 0.7%
Fomento Economico Mexicano SAB de CV, ADR	82,124	7,909,362

Media 1.1%
Grupo Televisa SAB, ADR	446,863	12,270,859

Transportation Infrastructure 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	210,330	1,876,482

		22,056,703

NETHERLANDS 1.2%
Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, Class B	477,899	11,629,567

Professional Services 0.1%
USG People NV	64,244	1,269,212

		12,898,779

NORWAY 0.1%
Food Products 0.1%
Marine Harvest ASA*	73,272	1,128,083

PORTUGAL 0.1%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	86,580	1,415,321

SINGAPORE 2.6%
Banks 0.9%
United Overseas Bank Ltd.	734,462	10,273,653

Semiconductors & Semiconductor Equipment 1.7%
Broadcom Ltd.	117,852	18,208,134

		28,481,787

SOUTH AFRICA 0.0%†
Capital Markets 0.0%†
Coronation Fund Managers Ltd.	51,077	253,450

SOUTH KOREA 1.3%
Aerospace & Defense 0.1%
LIG Nex1 Co. Ltd.	8,097	748,025

Biotechnology 0.2%
Medy-Tox, Inc.	4,672	1,802,366

Household Durables 0.1%
Hanssem Co., Ltd.	3,190	623,157

Insurance 0.2%
Hyundai Marine & Fire Insurance Co., Ltd.	81,400	2,364,388

Personal Products 0.3%
LG Household & Health Care Ltd.	4,030	3,332,236

Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd.	4,708	5,402,935

		14,273,107

SPAIN 1.5%
Diversified Telecommunication Services 0.2%
Cellnex Telecom SAU(b)	159,150	2,537,343

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA	82,810	1,629,644

Information Technology Services 1.0%
Amadeus IT Holding SA, Class A	240,579	10,288,103

Real Estate Investment Trusts (REITs) 0.2%
Merlin Properties Socimi SA	188,650	2,186,507

		16,641,597

SWEDEN 4.2%
Aerospace & Defense 0.2%
Saab AB, Class B	53,030	1,817,015

Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson, Class B	1,170,083	11,715,697

Diversified Financial Services 1.3%
Investor AB, Class B	419,755	14,838,001

Electronic Equipment, Instruments & Components 0.1%
Fingerprint Cards AB, Class B*(a)	14,700	853,801

Health Care Equipment & Supplies 0.7%
Getinge AB, Class B	340,668	7,836,873

Machinery 0.4%
Sandvik AB	450,372	4,651,423

Metals & Mining 0.1%
Boliden AB	64,060	1,021,866

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	69,730	1,178,669

Real Estate Management & Development 0.2%
Fastighets AB Balder, Class B*	83,028	2,102,663

		46,016,008

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND 6.8%
Building Products 0.3%
Geberit AG REG	8,070	$3,015,313

Capital Markets 2.3%
Julius Baer Group Ltd.*	255,014	10,929,122
Partners Group Holding AG	3,660	1,470,401
UBS Group AG REG	818,479	13,166,083

		25,565,606

Chemicals 0.9%
Syngenta AG REG	23,295	9,660,362

Commercial Services & Supplies 0.2%
dorma+kaba Holding AG, Class B REG	3,452	2,201,564

Health Care Equipment & Supplies 0.1%
Straumann Holding AG REG	3,520	1,211,559

Life Sciences Tools & Services 0.4%
Lonza Group AG REG*	24,130	4,078,968

Pharmaceuticals 1.9%
Novartis AG REG	70,175	5,077,297
Roche Holding AG	63,210	15,520,601

		20,597,898

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA REG	118,611	7,834,313

		74,165,583

TAIWAN 1.9%
Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,781,629	18,862,137

Technology Hardware, Storage & Peripherals 0.1%
Catcher Technology Co., Ltd.	170,000	1,393,279

		20,255,416

THAILAND 1.1%
Banks 1.1%
Kasikornbank PCL, NVDR	2,360,400	11,590,528

TURKEY 0.8%
Banks 0.8%
Akbank TAS	3,075,562	8,760,395

UNITED KINGDOM 18.4%
Banks 0.8%
Lloyds Banking Group PLC	8,982,035	8,748,490

Capital Markets 0.6%
Aberdeen Asset Management PLC	1,552,564	6,163,006

Consumer Finance 0.3%
Provident Financial PLC	77,070	3,275,555

Health Care Equipment & Supplies 1.1%
Smith & Nephew PLC	743,732	12,236,440

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	880,357	15,519,276

Household Durables 0.3%
Persimmon PLC	124,690	3,725,894

Information Technology Services 0.3%
Worldpay Group PLC*(b)	690,958	2,722,209

Insurance 0.2%
Direct Line Insurance Group PLC	218,450	1,158,703
St James’s Place PLC	50,523	664,294

		1,822,997

Internet & Catalog Retail 0.2%
ASOS PLC*	55,220	2,573,781

Internet Software & Services 0.4%
Auto Trader Group PLC(b)	567,172	3,173,369
Rightmove PLC	18,390	1,110,509

		4,283,878

Media 7.7%
Informa PLC	911,487	9,070,780
RELX PLC	1,313,898	24,374,220
Sky PLC	1,883,609	27,678,795
WPP PLC	923,418	21,493,038

		82,616,833

Multiline Retail 0.6%
Next PLC	79,605	6,164,736

Personal Products 1.0%
Unilever NV, CVA	246,670	11,089,975

Specialty Retail 1.4%
Howden Joinery Group PLC	327,640	2,248,839
Kingfisher PLC	2,505,727	13,514,874

		15,763,713

Tobacco 2.0%
British American Tobacco PLC	369,103	21,583,653

Trading Companies & Distributors 0.1%
Ashtead Group PLC	61,204	757,887

		199,048,323

Total Common Stocks (cost $892,464,815)		1,014,366,105

Exchange Traded Fund 0.1%

	Shares	Market Value

UNITED STATES 0.1%
iShares MSCI Indonesia ETF	43,960	1,035,698

Total Exchange Traded Fund (cost $982,412)		1,035,698

Repurchase Agreements 0.6%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $1,000,180, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $1,020,000.(c)	$1,000,000	1,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $1,197,996, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $1,221,947.(c)	1,197,986	1,197,986

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $4,000,037, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $4,080,000.(c)	$4,000,000	$4,000,000

Total Repurchase Agreements (cost $6,197,986)		6,197,986

Total Investments (cost $899,645,213)(d) — 93.8%		1,021,599,789
Other assets in excess of liabilities — 6.2%		67,015,285

NET ASSETS — 100.0%		$1,088,615,074

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $6,035,809.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $13,329,728 which represents 1.22% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $6,197,986.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $901,940,435 tax unrealized appreciation and depreciation were $166,864,937 and $(47,205,583), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CN	China
CVA	Dutch Certificate
ETF	Exchange Traded Fund
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
South African Rand	Morgan Stanley Co., Inc.	04/04/16	95,902	$6,173	$6,496	$323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$9,518,247	$—	$9,518,247
Air Freight & Logistics	—	7,814,799	—	7,814,799
Airlines	—	7,185,053	—	7,185,053
Auto Components	—	10,987,942	—	10,987,942
Automobiles	—	12,117,667	—	12,117,667
Banks	—	48,529,778	—	48,529,778
Beverages	7,909,362	33,459,784	—	41,369,146
Biotechnology	—	14,246,067	—	14,246,067
Building Products	—	3,551,998	—	3,551,998
Capital Markets	—	33,357,840	—	33,357,840
Chemicals	—	16,127,553	—	16,127,553
Commercial Services & Supplies	—	8,784,518	—	8,784,518
Communications Equipment	—	11,715,697	—	11,715,697
Construction & Engineering	—	2,087,178	—	2,087,178
Consumer Finance	—	3,275,555	—	3,275,555
Containers & Packaging	2,207,349	19,068,927	—	21,276,276
Diversified Consumer Services	2,111,304	—	—	2,111,304
Diversified Financial Services	15,742,886	38,841,885	—	54,584,771
Diversified Telecommunication Services	—	6,283,058	—	6,283,058
Electrical Equipment	—	15,604,286	—	15,604,286
Electronic Equipment, Instruments & Components	—	9,840,343	—	9,840,343
Food & Staples Retailing	—	4,741,406	—	4,741,406
Food Products	6,285,430	4,009,465	—	10,294,895
Health Care Equipment & Supplies	—	23,654,438	—	23,654,438
Hotels, Restaurants & Leisure	—	33,312,990	—	33,312,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$6,648,696	$—	$6,648,696
Industrial Conglomerates	—	23,310,416	—	23,310,416
Information Technology Services	23,345,824	13,531,019	—	36,876,843
Insurance	17,833,299	17,260,021	—	35,093,320
Internet & Catalog Retail	—	5,182,045	—	5,182,045
Internet Software & Services	16,780,250	22,266,958	—	39,047,208
Leisure Products	—	645,617	—	645,617
Life Sciences Tools & Services	—	4,078,968	—	4,078,968
Machinery	—	25,347,151	—	25,347,151
Media	13,860,675	118,170,242	—	132,030,917
Metals & Mining	853,041	1,021,866	—	1,874,907
Multiline Retail	2,811,188	6,164,736	—	8,975,924
Oil, Gas & Consumable Fuels	21,993,652	12,808,236	—	34,801,888
Personal Products	—	14,422,211	—	14,422,211
Pharmaceuticals	21,315,013	34,113,555	—	55,428,568
Professional Services	—	5,585,442	—	5,585,442
Real Estate Investment Trusts (REITs)	—	4,465,832	—	4,465,832
Real Estate Management & Development	—	10,052,314	—	10,052,314
Road & Rail	7,886,721	5,943,924	—	13,830,645
Semiconductors & Semiconductor Equipment	19,140,437	22,536,133	—	41,676,570
Software	—	16,622,519	—	16,622,519
Specialty Retail	—	18,921,861	—	18,921,861
Technology Hardware, Storage & Peripherals	—	6,796,214	—	6,796,214
Textiles, Apparel & Luxury Goods	1,473,318	17,274,796	—	18,748,114
Tobacco	—	37,079,768	—	37,079,768
Trading Companies & Distributors	—	2,572,860	—	2,572,860
Transportation Infrastructure	1,876,482	—	—	1,876,482

Total Common Stocks	$183,426,231	$830,939,874	$—	$1,014,366,105

Exchange Traded Fund	1,035,698	—	—	1,035,698
Forward Foreign Currency Contracts	—	323	—	323
Repurchase Agreements	—	6,197,986	—	6,197,986

Total	$184,461,929	$837,138,183	$—	$1,021,600,112

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a) During the period ended March 31, 2016, there were two transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2016, was $13,169,475 and $13,812,184, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At March 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016
Assets:		Fair Value
Forward Foreign Currency
Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$323

Total		$323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.6%

	Shares	Market Value
AUSTRALIA 3.7%

Airlines 0.0%†
Qantas Airways Ltd.*	114,233	$356,562

Banks 1.3%
Australia & New Zealand Banking Group Ltd.	744,403	13,344,508
Bank of Queensland Ltd.	17,711	164,212
Bendigo & Adelaide Bank Ltd.	62,280	422,666
National Australia Bank Ltd.	4,326	86,862

		14,018,248

Beverages 0.1%
Treasury Wine Estates Ltd.	95,283	703,569

Capital Markets 0.1%
Macquarie Group Ltd.	11,261	569,966

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	544,893
Orica Ltd.(a)	31,773	373,714

		918,607

Construction Materials 0.0%†
Boral Ltd.	96,561	456,740

Food & Staples Retailing 0.2%
Wesfarmers Ltd.	53,215	1,689,085

Hotels, Restaurants & Leisure 0.1%
Star Entertainment Grp Ltd. (The)	87,192	379,208
Tatts Group Ltd.	170,261	493,291

		872,499

Insurance 0.2%
QBE Insurance Group Ltd.	102,273	854,666
Suncorp Group Ltd.	159,837	1,458,292

		2,312,958

Metals & Mining 0.9%
BHP Billiton Ltd.	416,195	5,377,992
BHP Billiton Ltd., ADR(a)	19,238	498,264
BHP Billiton PLC, ADR	11,639	264,554
Fortescue Metals Group Ltd.(a)	237,773	462,557
Newcrest Mining Ltd.*	197,447	2,555,156
South32 Ltd., ADR*	7,695	42,169
South32 Ltd.*	240,606	269,996

		9,470,688

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	36,012	129,549

Oil, Gas & Consumable Fuels 0.5%
Origin Energy Ltd.	214,800	836,576
Santos Ltd.	238,618	739,354
Woodside Petroleum Ltd.	189,646	3,793,641

		5,369,571

Road & Rail 0.2%
Asciano Ltd.	154,640	1,062,609
Aurizon Holdings Ltd.	282,281	857,777

		1,920,386

		38,788,428

AUSTRIA 0.0%†
Banks 0.0%†
Erste Group Bank AG*	2,617	73,452
Raiffeisen Bank International AG*	4,219	63,762

		137,214

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	12,577	353,140

		490,354

BELGIUM 1.8%
Banks 0.8%
KBC Groep NV	156,778	8,073,710

Beverages 0.4%
Anheuser-Busch InBev SA/NV	33,416	4,151,497

Chemicals 0.2%
Solvay SA	14,530	1,452,698
Umicore SA	14,163	703,052

		2,155,750

Diversified Telecommunication Services 0.1%
Proximus SADP	19,426	662,902

Food & Staples Retailing 0.2%
Colruyt SA	5,921	344,332
Delhaize Group	20,723	2,159,768

		2,504,100

Insurance 0.1%
Ageas	32,002	1,266,522

Pharmaceuticals 0.0%†
UCB SA	5,303	404,806

		19,219,287

CANADA 3.9%
Banks 0.5%
Bank of Montreal	81,388	4,939,438

Construction & Engineering 0.0%†
WSP Global, Inc.(a)	1,700	50,395

Diversified Financial Services 0.0%†
TMX Group Ltd.	1,627	58,754

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	45,286	784,551

Food Products 0.0%†
Maple Leaf Foods, Inc.	5,100	106,614

Insurance 0.7%
Fairfax Financial Holdings Ltd.	3,168	1,773,519
Industrial Alliance Insurance & Financial Services, Inc.	17,606	531,400
Manulife Financial Corp.	276,408	3,909,742
Sun Life Financial, Inc.	43,863	1,415,099

		7,629,760

Metals & Mining 0.7%
Agnico Eagle Mines Ltd.	40,833	1,476,520
Agnico Eagle Mines Ltd.(a)	515	18,633
Barrick Gold Corp.	40,371	548,271
Detour Gold Corp.*	9,900	155,885
Eldorado Gold Corp.	80,885	254,099
First Quantum Minerals Ltd.(a)	86,792	457,099
Goldcorp, Inc.	80,612	1,308,249
Kinross Gold Corp.*	177,200	604,424
Lundin Mining Corp.*	42,500	133,840
Silver Wheaton Corp.(a)	45,644	757,023
Teck Resources Ltd., Class B(a)	93,000	705,332
Turquoise Hill Resources Ltd.*	55,361	141,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Metals & Mining (continued)
Yamana Gold, Inc.(a)	121,979	$370,046

		6,930,941

Multiline Retail 0.0%†
Canadian Tire Corp., Ltd., Class A	1,190	123,870

Oil, Gas & Consumable Fuels 1.8%
AltaGas Ltd.	1,100	28,289
Cameco Corp.(a)	67,463	865,945
Canadian Natural Resources Ltd.	202,959	5,479,892
Cenovus Energy, Inc.	60,905	791,765
Crescent Point Energy Corp.(a)	109,604	1,517,289
Encana Corp.	131,064	798,360
Husky Energy, Inc.	65,336	813,462
MEG Energy Corp.*(a)	19,766	99,686
Suncor Energy, Inc.	279,060	7,771,167
Tourmaline Oil Corp.*	45,560	964,697

		19,130,552

Technology Hardware, Storage & Peripherals 0.1%
BlackBerry Ltd.*	107,726	874,007

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.(a)	5,200	122,558

Trading Companies & Distributors 0.0%†
Finning International, Inc.	35,060	514,798

		41,266,238

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC(a)	36,160	243,013

CHINA 0.6%
Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.	509,000	227,030

Oil, Gas & Consumable Fuels 0.6%
CNOOC Ltd.	4,784,000	5,583,146

		5,810,176

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Exploration and Production Corp.*(a)	21,385	13,667

DENMARK 1.3%
Banks 0.1%
Danske Bank A/S	38,832	1,095,857
Jyske Bank A/S REG	471	21,231

		1,117,088

Beverages 0.1%
Carlsberg A/S, Class B	12,784	1,215,572

Chemicals 0.0%†
Novozymes A/S, Class B	1,334	59,905

Commercial Services & Supplies 0.1%
ISS A/S	25,118	1,007,401

Diversified Telecommunication Services 0.0%†
TDC A/S	9,502	46,442

Electrical Equipment 0.3%
Vestas Wind Systems A/S	42,370	2,985,379

Marine 0.2%
AP Moeller - Maersk A/S, Class A*	528	673,710
AP Moeller - Maersk A/S, Class B*	1,340	1,756,782

		2,430,492

Pharmaceuticals 0.0%†
H. Lundbeck A/S*	9,087	299,698

Road & Rail 0.1%
DSV A/S	27,033	1,124,417

Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	28,268	3,695,700

		13,982,094

FINLAND 1.6%
Communications Equipment 0.7%
Nokia OYJ	1,177,467	6,985,010

Electric Utilities 0.1%
Fortum OYJ(a)	53,476	808,750

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ(a)	12,407	407,720

Paper & Forest Products 0.8%
Stora Enso OYJ, Class R	126,639	1,131,472
UPM-Kymmene OYJ(a)	416,012	7,521,329

		8,652,801

		16,854,281

FRANCE 11.2%
Aerospace & Defense 1.1%
Airbus Group SE	100,808	6,679,280
Thales SA	51,028	4,459,070

		11,138,350

Air Freight & Logistics 0.0%†
Bollore SA	92,495	358,572

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,143,471

Automobiles 1.5%
Peugeot SA*	112,034	1,916,681
Renault SA	143,226	14,233,449

		16,150,130

Banks 2.0%
BNP Paribas SA	255,660	12,844,510
Credit Agricole SA	68,463	740,350
Natixis SA	632,687	3,110,404
Societe Generale SA	115,178	4,256,057

		20,951,321

Building Products 0.5%
Cie de Saint-Gobain	112,841	4,956,453

Chemicals 0.0%†
Arkema SA	5,356	401,259

Construction & Engineering 0.1%
Bouygues SA	30,737	1,249,437

Diversified Telecommunication Services 0.5%
Orange SA	321,387	5,612,354

Electric Utilities 0.0%†
Electricite de France SA	31,015	347,235

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA(a)	10,148	580,780

Information Technology Services 0.5%
Cap Gemini SA	57,636	5,406,511

Insurance 1.5%
AXA SA	624,899	14,653,077
CNP Assurances	35,147	547,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Insurance (continued)
SCOR SE	20,172	$711,183

		15,911,591

Multi-Utilities 0.4%
Engie SA	238,919	3,701,719

Oil, Gas & Consumable Fuels 2.5%
TOTAL SA	565,378	25,725,460

Real Estate Investment Trusts (REITs) 0.4%
Unibail-Rodamco SE	13,470	3,694,219

		117,328,862

GERMANY 7.9%
Airlines 0.1%
Deutsche Lufthansa AG REG*	56,134	905,970

Automobiles 2.8%
Bayerische Motoren Werke AG	56,842	5,218,424
Daimler AG REG	307,126	23,505,157
Volkswagen AG	4,865	706,760

		29,430,341

Banks 0.1%
Commerzbank AG*	105,912	918,952

Capital Markets 0.1%
Deutsche Bank AG REG	71,856	1,219,913
Deutsche Bank AG REG(a)	16,392	277,680

		1,497,593

Chemicals 0.1%
K+S AG REG(a)	29,615	690,739

Construction Materials 0.6%
HeidelbergCement AG	79,900	6,827,878

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	360,052

Electrical Equipment 0.0%†
OSRAM Licht AG	2,478	127,384

Food & Staples Retailing 0.1%
METRO AG(a)	36,094	1,116,511

Insurance 1.1%
Allianz SE REG	51,850	8,420,704
Hannover Rueck SE	2,307	268,125
Muenchener Rueckversicherungs-Gesellschaft AG REG	10,767	2,185,101
Talanx AG	11,726	399,608

		11,273,538

Multi-Utilities 0.7%
E.ON SE	729,389	6,974,393
RWE AG	43,798	563,438

		7,537,831

Pharmaceuticals 0.9%
Bayer AG REG	80,194	9,397,158

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	350,893	4,975,079

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	25,244	2,947,511

Trading Companies & Distributors 0.5%
Brenntag AG	86,814	4,946,902

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,934	359,342

		83,312,781

HONG KONG 2.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	212,000	367,185

Banks 0.0%†
Bank of East Asia Ltd. (The)	54,870	205,090

Capital Markets 0.0%†
Guoco Group, Ltd.	4,000	42,802

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	11,500	12,215
Shangri-La Asia Ltd.	300,000	342,854

		355,069

Industrial Conglomerates 1.0%
CK Hutchison Holdings Ltd.	721,376	9,372,148
Hopewell Holdings Ltd.	59,500	192,130
NWS Holdings Ltd.	160,173	255,434

		9,819,712

Real Estate Management & Development 1.3%
China Overseas Land & Investment Ltd.	1,226,000	3,882,954
Hang Lung Group Ltd.	112,000	321,507
Hang Lung Properties Ltd.	396,000	756,050
Henderson Land Development Co., Ltd.	15,298	94,071
Kerry Properties Ltd.	153,000	420,078
New World Development Co., Ltd.	1,447,232	1,381,278
Sino Land Co., Ltd.	335,436	532,819
Sun Hung Kai Properties Ltd.	199,221	2,437,772
Swire Pacific Ltd., Class A	113,000	1,218,811
Swire Pacific Ltd., Class B	142,500	278,056
Wharf Holdings Ltd. (The)	154,000	843,531
Wheelock & Co., Ltd.	190,000	849,004

		13,015,931

Road & Rail 0.0%†
MTR Corp., Ltd.	99,453	492,900

		24,298,689

IRELAND 1.0%
Airlines 0.4%
Ryanair Holdings PLC, ADR	49,584	4,255,299

Banks 0.1%
Bank of Ireland*	2,741,000	792,802

Construction Materials 0.0%†
CRH PLC, ADR	5,211	146,846

Pharmaceuticals 0.5%
Shire PLC	84,273	4,806,492

		10,001,439

ISRAEL 0.7%
Banks 0.2%
Bank Hapoalim BM	203,513	1,056,400
Bank Leumi Le-Israel BM*	192,026	689,590
Mizrahi Tefahot Bank Ltd.	21,605	253,457

		1,999,447

Chemicals 0.0%†
Israel Chemicals Ltd.	25,792	112,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)
Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	87,756	$4,695,824

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	1,586	62,272

Software 0.0%†
NICE-Systems Ltd.	2,885	187,505
NICE-Systems Ltd., ADR	973	63,041

		250,546

		7,120,094

ITALY 2.9%
Banks 0.9%
Intesa Sanpaolo SpA	2,893,430	8,000,380
UniCredit SpA	620,415	2,236,593
Unione di Banche Italiane SpA	44,872	165,728

		10,402,701

Capital Markets 0.1%
Mediobanca SpA	74,327	534,528

Diversified Telecommunication Services 0.6%
Telecom Italia SpA*	5,384,781	5,803,825

Electric Utilities 1.0%
Enel SpA	2,313,142	10,254,672

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	224,931	3,397,064

		30,392,790

JAPAN 20.1%
Air Freight & Logistics 0.5%
Yamato Holdings Co., Ltd.(a)	269,100	5,365,057

Airlines 0.5%
Japan Airlines Co., Ltd.	151,600	5,557,652

Auto Components 0.4%
Aisin Seiki Co., Ltd.	31,600	1,189,419
Calsonic Kansei Corp.	13,000	96,595
NHK Spring Co., Ltd.	25,500	243,850
NOK Corp.(a)	17,000	290,028
Sumitomo Electric Industries Ltd.	146,600	1,777,661
Sumitomo Rubber Industries Ltd.	31,900	492,894
Tokai Rika Co., Ltd.	6,900	129,685
Toyoda Gosei Co., Ltd.	10,000	192,855
Yokohama Rubber Co., Ltd. (The)(a)	17,100	281,103

		4,694,090

Automobiles 3.0%
Daihatsu Motor Co., Ltd.(a)	33,900	477,427
Honda Motor Co., Ltd.	454,700	12,431,998
Mazda Motor Corp.	103,300	1,603,405
Nissan Motor Co., Ltd.(a)	347,500	3,212,723
Suzuki Motor Corp.	197,200	5,272,867
Toyota Motor Corp.	140,900	7,472,689

		30,471,109

Banks 3.5%
Bank of Kyoto Ltd. (The)	25,000	162,989
Bank of Yokohama Ltd. (The)(a)	139,000	631,734
Chiba Bank Ltd. (The)	73,000	363,589
Chugoku Bank Ltd. (The)	8,800	91,583
Fukuoka Financial Group, Inc.	88,000	286,658
Gunma Bank Ltd. (The)(a)	51,000	210,647
Hachijuni Bank Ltd. (The)	46,000	198,172
Hiroshima Bank Ltd. (The)	12,000	43,785
Hokuhoku Financial Group, Inc.	156,000	204,982
Iyo Bank Ltd. (The)	31,000	202,675
Joyo Bank Ltd. (The)	48,000	164,534
Kyushu Financial Group, Inc.	7,000	40,197
Mitsubishi UFJ Financial Group, Inc.	4,508,800	20,892,001
Mizuho Financial Group, Inc.	3,004,600	4,477,704
Resona Holdings, Inc.	412,300	1,470,069
Shinsei Bank Ltd.(a)	227,000	296,262
Shizuoka Bank Ltd. (The)	36,000	259,566
Sumitomo Mitsui Financial Group, Inc.	163,800	4,972,588
Sumitomo Mitsui Trust Holdings, Inc.	280,000	819,695
Yamaguchi Financial Group, Inc.	27,000	245,136

		36,034,566

Beverages 0.0%†
Coca-Cola East Japan Co., Ltd.	4,800	79,558
Coca-Cola West Co., Ltd.	7,600	187,915

		267,473

Building Products 0.8%
Asahi Glass Co., Ltd.	193,000	1,056,063
Daikin Industries Ltd.(a)	89,500	6,684,270
LIXIL Group Corp.	32,600	664,950

		8,405,283

Capital Markets 0.2%
Nomura Holdings, Inc.	463,100	2,068,367
SBI Holdings, Inc.	26,900	272,709

		2,341,076

Chemicals 0.8%
Asahi Kasei Corp.	255,000	1,722,197
Denka Co., Ltd.	60,000	246,680
DIC Corp.	99,000	236,380
Hitachi Chemical Co., Ltd.	16,200	291,110
JSR Corp.	17,300	248,762
Kaneka Corp.	35,000	299,699
Kuraray Co., Ltd.	66,800	816,354
Mitsubishi Chemical Holdings Corp.	257,200	1,342,866
Mitsubishi Gas Chemical Co., Inc.	49,000	263,157
Mitsui Chemicals, Inc.	150,000	499,296
Nippon Shokubai Co., Ltd.	3,400	173,192
Sumitomo Chemical Co., Ltd.	283,000	1,280,973
Teijin Ltd.	124,000	431,804
Tosoh Corp.	83,000	348,565
Ube Industries Ltd.	98,000	173,240

		8,374,275

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	60,000	532,447
Toppan Printing Co., Ltd.	57,000	477,901

		1,010,348

Construction & Engineering 0.1%
COMSYS Holdings Corp.(a)	12,700	195,880
Kinden Corp.	9,000	110,315
Nippo Corp.(a)	7,000	117,503
Obayashi Corp.	26,000	256,273

		679,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Construction Materials 0.0%†
Taiheiyo Cement Corp.	28,000	$64,445

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,400	139,193

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	19,800	370,509

Distributors 0.0%†
Canon Marketing Japan, Inc.(a)	7,600	132,708

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co., Ltd.	74,500	326,633

Diversified Telecommunication Services 1.6%
Nippon Telegraph & Telephone Corp.	375,100	16,203,385

Electrical Equipment 0.0%†
Fuji Electric Co., Ltd.	68,000	235,115
Ushio, Inc.	10,600	140,718

		375,833

Electronic Equipment, Instruments & Components 0.5%
Azbil Corp.	1,100	28,126
Citizen Holdings Co., Ltd.(a)	30,300	171,690
Hitachi High-Technologies Corp.	4,100	115,419
Hitachi Ltd.	617,000	2,891,786
Ibiden Co., Ltd.(a)	16,900	206,620
Kyocera Corp.	14,600	642,855
Nippon Electric Glass Co., Ltd.	53,000	271,063
TDK Corp.	21,200	1,176,301

		5,503,860

Food & Staples Retailing 0.2%
Aeon Co., Ltd.(a)	113,900	1,645,402
UNY Group Holdings Co., Ltd.(a)	29,300	206,251

		1,851,653

Food Products 0.3%
House Foods Group, Inc.(a)	5,300	99,072
NH Foods Ltd.(a)	161,000	3,543,761

		3,642,833

Health Care Providers & Services 0.3%
Alfresa Holdings Corp.	6,200	118,990
Medipal Holdings Corp.	17,600	278,391
Suzuken Co., Ltd.	83,080	2,819,833

		3,217,214

Household Durables 0.8%
Iida Group Holdings Co., Ltd.	17,700	344,722
Nikon Corp.(a)	41,100	628,465
Sekisui Chemical Co., Ltd.	22,000	270,841
Sekisui House Ltd.	77,000	1,299,112
Sony Corp.	231,900	5,962,414
Sumitomo Forestry Co., Ltd.	16,600	190,558

		8,696,112

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	190,883
Toshiba Corp.*(a)	34,000	66,109

		256,992

Information Technology Services 0.1%
Fujitsu Ltd.	170,000	628,621

Insurance 1.0%
Dai-ichi Life Insurance Co., Ltd. (The)	88,600	1,073,786
MS&AD Insurance Group Holdings, Inc.	25,300	705,143
Sompo Japan Nipponkoa Holdings, Inc.	232,500	6,589,393
T&D Holdings, Inc.	76,000	709,919

		9,078,241

Leisure Products 0.0%†
Sankyo Co., Ltd.	4,200	156,395

Machinery 0.6%
Amada Holdings Co., Ltd.	39,400	383,905
Ebara Corp.	62,000	258,692
Glory Ltd.	3,800	129,065
Hitachi Construction Machinery Co., Ltd.(a)	14,800	234,892
IHI Corp.(a)	130,000	275,170
JTEKT Corp.	39,200	508,675
Komatsu Ltd.	114,200	1,941,508
Kurita Water Industries Ltd.	8,900	202,719
Mitsubishi Heavy Industries Ltd.	376,000	1,396,903
NTN Corp.(a)	72,000	229,577
Sumitomo Heavy Industries Ltd.	92,000	379,742
THK Co., Ltd.(a)	12,000	220,900

		6,161,748

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	131,000	266,529
Nippon Yusen KK	306,000	590,064

		856,593

Media 0.5%
Dentsu, Inc.	107,600	5,397,915
Fuji Media Holdings, Inc.	6,200	68,038
Nippon Television Holdings, Inc.	3,100	51,100
SKY Perfect JSAT Holdings, Inc.	21,500	125,083

		5,642,136

Metals & Mining 0.5%
Daido Steel Co., Ltd.	22,000	76,151
Hitachi Metals Ltd.	40,800	420,743
JFE Holdings, Inc.	93,400	1,254,382
Kobe Steel Ltd.	412,000	362,122
Mitsubishi Materials Corp.	204,000	575,556
Nippon Steel & Sumitomo Metal Corp.	101,799	1,951,656
Sumitomo Metal Mining Co., Ltd.	95,000	939,925

		5,580,535

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	248,407
Isetan Mitsukoshi Holdings Ltd.	19,800	231,159
J. Front Retailing Co., Ltd.	40,200	533,424
Takashimaya Co., Ltd.	33,000	275,840

		1,288,830

Oil, Gas & Consumable Fuels 0.2%
Cosmo Energy Holdings Co. Ltd.	3,299	34,991
Idemitsu Kosan Co., Ltd.(a)	11,600	206,982
INPEX Corp.	120,900	915,561
JX Holdings, Inc.	242,100	932,174
Showa Shell Sekiyu KK	18,200	163,251

		2,252,959

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.(a)	12,400	220,555
Oji Holdings Corp.	146,000	586,400

		806,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Pharmaceuticals 0.1%
Otsuka Holdings Co., Ltd.	14,200	$515,767
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,700	134,596

		650,363

Real Estate Management & Development 1.7%
Daiwa House Industry Co., Ltd.	278,800	7,836,600
Mitsui Fudosan Co., Ltd.	352,000	8,767,497
Nomura Real Estate Holdings, Inc.	7,400	136,604
Tokyo Tatemono Co., Ltd.	11,700	145,534

		16,886,235

Road & Rail 0.2%
Hankyu Hanshin Holdings, Inc.	140,000	892,810
Hitachi Transport System Ltd.	6,400	106,842
Nippon Express Co., Ltd.	161,000	731,984
Seino Holdings Co., Ltd.	13,600	146,311

		1,877,947

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	5,800	243,930

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	126,645
K’s Holdings Corp.(a)	5,400	178,893
Yamada Denki Co., Ltd.(a)	84,200	398,012

		703,550

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	36,200	415,775
FUJIFILM Holdings Corp.	43,300	1,711,532
Konica Minolta, Inc.	87,800	744,685
NEC Corp.	524,000	1,317,327
Ricoh Co., Ltd.(a)	145,000	1,475,830

		5,665,149

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	13,000	155,134

Trading Companies & Distributors 0.7%
ITOCHU Corp.	200,700	2,466,370
Marubeni Corp.(a)	305,700	1,546,660
Mitsubishi Corp.	65,700	1,111,741
Mitsui & Co., Ltd.(a)	81,000	931,376
Sojitz Corp.(a)	150,800	309,603
Sumitomo Corp.(a)	55,900	554,693
Toyota Tsusho Corp.	39,200	884,976

		7,805,419

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	291,627
Mitsubishi Logistics Corp.(a)	6,000	78,709

		370,336

		210,793,346

LUXEMBOURG 0.5%
Metals & Mining 0.5%
ArcelorMittal(a)	1,029,331	4,643,703

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	1,741	94,971

		4,738,674

NETHERLANDS 7.9%
Banks 1.3%
ING Groep NV, CVA	1,117,168	13,368,951

Chemicals 0.2%
Akzo Nobel NV	6,526	444,858
Koninklijke DSM NV	24,015	1,320,370

		1,765,228

Construction & Engineering 0.0%†
Boskalis Westminster	11,692	458,244

Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	1,429,737	5,987,112

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	22,121	496,867

Industrial Conglomerates 1.2%
Koninklijke Philips NV	419,246	11,941,520
Koninklijke Philips NV, NYRS	27,911	796,859

		12,738,379

Insurance 0.6%
Aegon NV	159,908	878,821
NN Group NV	158,272	5,166,741

		6,045,562

Oil, Gas & Consumable Fuels 4.0%
Royal Dutch Shell PLC, Class A	784,776	18,949,184
Royal Dutch Shell PLC, Class A, ADR(a)	263,326	12,758,145
Royal Dutch Shell PLC, Class B, ADR(a)	213,076	10,481,208

		42,188,537

Professional Services 0.0%†
Randstad Holding NV	4,699	259,910

		83,308,790

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	37,946	206,847

Food Products 0.0%†
Fonterra Co.-operative Group Ltd.	5,807	23,797

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	9,226	40,995

		271,639

NORWAY 0.9%
Banks 0.1%
DNB ASA	81,708	964,832

Chemicals 0.0%†
Yara International ASA	7,990	299,943

Insurance 0.0%†
Storebrand ASA*	36,062	140,472

Metals & Mining 0.6%
Norsk Hydro ASA	1,657,274	6,808,943

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	105,175	1,642,661

		9,856,851

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA*(b)	146,163	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SINGAPORE 0.5%
Airlines 0.0%†
Singapore Airlines Ltd.	46,700	$395,699

Banks 0.1%
DBS Group Holdings Ltd.	39,600	451,122
Oversea-Chinese Banking Corp., Ltd.(a)	56,864	372,669

		823,791

Food & Staples Retailing 0.0%†
Olam International Ltd.	107,200	136,844

Food Products 0.1%
Golden Agri-Resources Ltd.	953,500	290,079
Wilmar International Ltd.(a)	287,000	715,679

		1,005,758

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	220,600	953,769
Sembcorp Industries Ltd.(a)	134,700	301,476

		1,255,245

Real Estate Management & Development 0.1%
CapitaLand Ltd.	174,800	397,551
City Developments Ltd.	75,500	457,126
Frasers Centrepoint Ltd.	26,400	31,901
United Industrial Corp., Ltd.	14,000	30,537
UOL Group Ltd.	54,910	244,557

		1,161,672

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust, Class U	1,134,600	572,046

		5,351,055

SOUTH KOREA 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co., Ltd.	5,277	6,055,922

SPAIN 2.0%
Banks 1.5%
Banco de Sabadell SA	226,983	407,628
Banco Popular Espanol SA(a)	158,422	411,153
Banco Santander SA	2,808,955	12,336,598
Bankia SA	2,470,782	2,325,982

		15,481,361

Electric Utilities 0.3%
Acciona SA	3,299	254,943
Iberdrola SA(a)	404,436	2,692,313

		2,947,256

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	248,312

Insurance 0.0%†
Mapfre SA	205,505	442,286

Oil, Gas & Consumable Fuels 0.2%
Repsol SA(a)	147,675	1,660,449

		20,779,664

SWEDEN 2.7%
Banks 1.1%
Nordea Bank AB	877,495	8,416,849
Skandinaviska Enskilda Banken AB, Class A	211,155	2,013,623
Svenska Handelsbanken AB, Class A	9,437	119,719
Swedbank AB, Class A*	43,995	944,859

		11,495,050

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class A	10,933	106,712
Telefonaktiebolaget LM Ericsson, Class B	277,795	2,781,480

		2,888,192

Diversified Telecommunication Services 0.2%
TeliaSonera AB	309,697	1,604,719

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	61,145

Household Durables 0.5%
Electrolux AB Series B*	193,859	5,090,704
Husqvarna AB, Class A	10,455	76,717
Husqvarna AB, Class B	40,560	296,185

		5,463,606

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A	3,365	105,053
Svenska Cellulosa AB SCA, Class B	80,188	2,501,126

		2,606,179

Machinery 0.3%
Sandvik AB(a)	277,543	2,866,452
Trelleborg AB, Class B	3,463	68,382

		2,934,834

Metals & Mining 0.1%
Boliden AB	47,773	762,061

Pharmaceuticals 0.0%†
Meda AB, Class A	22,384	415,998

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	50,129	463,978

		28,695,762

SWITZERLAND 6.9%
Beverages 0.1%
Coca-Cola HBC AG*	25,227	534,972

Capital Markets 1.1%
Credit Suisse Group AG REG*	458,637	6,476,851
Julius Baer Group Ltd.*	13,714	587,740
UBS Group AG REG	250,795	4,034,298

		11,098,889

Chemicals 0.1%
Clariant AG REG*	60,752	1,098,958

Construction Materials 0.3%
LafargeHolcim Ltd. REG*	69,590	3,262,115

Electrical Equipment 0.6%
ABB Ltd. REG*	319,223	6,218,883

Insurance 1.5%
Baloise Holding AG REG	6,242	792,312
Swiss Life Holding AG REG*	4,262	1,130,998
Swiss Re AG	52,679	4,864,361
Zurich Insurance Group AG*	38,878	9,016,251

		15,803,922

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	2,625	443,734

Machinery 0.0%†
Sulzer AG REG	428	42,441

Metals & Mining 0.2%
Glencore PLC*	1,142,632	2,569,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Pharmaceuticals 1.2%
Galenica AG REG	435	$652,797
Novartis AG REG	66,266	4,794,473
Roche Holding AG	27,036	6,638,427

		12,085,697

Professional Services 0.2%
Adecco SA REG*	36,590	2,380,222

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	106,278	591,571

Specialty Retail 0.0%†
Dufry AG REG*	1,512	185,695

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA REG	71,110	4,696,849
Swatch Group AG (The) REG	9,356	629,554
Swatch Group AG (The) - Bearer Shares(a)	7,049	2,431,967

		7,758,370

Trading Companies & Distributors 0.8%
Wolseley PLC	143,260	8,086,896

		72,161,530

UNITED KINGDOM 16.5%
Air Freight & Logistics 0.1%
Royal Mail PLC	82,151	566,479

Banks 3.2%
Barclays PLC, ADR	344,844	2,972,555
Barclays PLC	1,067,688	2,291,900
CYBG PLC, CDI*	1,081	3,265
HSBC Holdings PLC, ADR	408,987	12,727,675
HSBC Holdings PLC	104,258	648,377
Lloyds Banking Group PLC	7,825,150	7,621,686
Lloyds Banking Group PLC, ADR(a)	21,662	85,565
Royal Bank of Scotland Group PLC, ADR*	136,811	872,854
Standard Chartered PLC	935,376	6,325,958

		33,549,835

Energy Equipment & Services 0.0%†
Seadrill Ltd.*(a)	45,287	148,718
Subsea 7 SA*(a)	19,566	147,591

		296,309

Food & Staples Retailing 0.2%
J Sainsbury PLC(a)	380,657	1,508,427
Wm Morrison Supermarkets PLC(a)	194,974	555,261

		2,063,688

Hotels, Restaurants & Leisure 0.6%
InterContinental Hotels Group PLC	140,889	5,797,076

Household Durables 0.3%
Barratt Developments PLC	440,576	3,536,948

Insurance 1.7%
Aviva PLC	737,637	4,816,360
Old Mutual PLC	2,525	6,974
Prudential PLC	490,811	9,133,243
RSA Insurance Group PLC	607,457	4,139,766

		18,096,343

Media 0.0%†
Pearson PLC, ADR(a)	17,536	219,901

Metals & Mining 1.2%
Anglo American PLC	190,423	1,501,351
Rio Tinto Ltd.	72,682	2,366,624
Rio Tinto PLC	329,524	9,236,783

		13,104,758

Multi-Utilities 1.5%
Centrica PLC	1,906,734	6,229,041
National Grid PLC	658,405	9,316,012

		15,545,053

Oil, Gas & Consumable Fuels 1.7%
BP PLC, ADR	600,862	18,134,015

Pharmaceuticals 1.4%
GlaxoSmithKline PLC	717,486	14,524,256

Specialty Retail 0.4%
Dixons Carphone PLC	479,043	2,927,616
Kingfisher PLC	230,130	1,241,228

		4,168,844

Tobacco 0.8%
British American Tobacco PLC	136,708	7,994,132

Wireless Telecommunication Services 3.4%
Vodafone Group PLC, ADR(a)	213,058	6,828,509
Vodafone Group PLC	9,064,529	28,803,979

		35,632,488

		173,230,125

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	664,763
Carnival PLC, ADR(a)	8,879	482,041

		1,146,804

Total Common Stocks (cost $1,114,187,239)		1,025,512,355

Preferred Stocks 0.6%

GERMANY 0.6%

Automobiles 0.4%
Bayerische Motoren Werke AG - Preference Shares	4,729	377,534
Porsche Automobil Holding SE - Preference Shares	7,009	362,258
Volkswagen AG - Preference Shares	20,743	2,632,853

		3,372,645

Household Products 0.2%
Henkel AG & Co. KGaA	23,103	2,541,507

Total Preferred Stocks (cost $9,059,871)		5,914,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreements 4.2%

	Principal Amount	Market Value
Citigroup Global Markets, Inc., 0.30%, dated 03/20/15, due 05/05/16, repurchase price $4,013,733, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 4.75%, maturing 04/30/16 - 11/15/19; total market value $4,080,000.(c)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $25,004,500, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $25,500,001.(c)	25,000,000	25,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $5,650,440, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $5,763,402.(c)	5,650,393	5,650,393
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $10,000,092, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $10,200,001.(c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $44,650,393)		44,650,393

Total Investments (cost $1,167,897,503) (d) — 102.4%		1,076,076,900
Liabilities in excess of other assets — (2.4)%		(25,444,585)

NET ASSETS — 100.0%		$1,050,632,315

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $47,858,267, which was collateralized by a repurchase agreement with a value of $44,650,393 and $5,231,561 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45, a total value of $49,881,954.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $44,650,393.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,178,613,079, tax unrealized appreciation and depreciation were $58,300,866 and $(160,837,045), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SpA	Limited Share Company

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
25	TOPIX Index	06/09/16	$2,993,247	$14,945

At March 31, 2016, the fund had $864,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Standard Chartered Bank	05/10/16	(2,736,615)	$(2,041,277)	$(2,094,233)	$(52,956)
British Pound	Citibank NA	05/10/16	(767,437)	(1,070,907)	(1,102,349)	(31,442)
British Pound	Morgan Stanley Co., Inc.	05/10/16	(12,557,071)	(18,154,273)	(18,037,015)	117,258
British Pound	Royal Bank of Canada	05/10/16	(1,940,185)	(2,691,707)	(2,786,887)	(95,180)
British Pound	Standard Chartered Bank	05/10/16	(1,290,273)	(1,856,514)	(1,853,351)	3,163
British Pound	Standard Chartered Bank	05/10/16	(1,821,666)	(2,620,159)	(2,616,646)	3,513
British Pound	Royal Bank of Canada	05/10/16	(1,912,440)	(2,734,122)	(2,747,035)	(12,913)
Danish Krone	Standard Chartered Bank	05/10/16	(16,746,461)	(2,478,752)	(2,559,987)	(81,235)
Euro	HSBC Bank PLC	05/10/16	(2,529,121)	(2,884,882)	(2,881,025)	3,857
Euro	Goldman Sachs International	05/10/16	(3,337,941)	(3,713,696)	(3,802,385)	(88,689)
Euro	Royal Bank of Canada	05/10/16	(21,542,663)	(24,229,506)	(24,540,129)	(310,623)
Euro	Goldman Sachs International	05/10/16	(1,995,339)	(2,201,677)	(2,272,972)	(71,295)
Euro	Goldman Sachs International	05/10/16	(1,042,367)	(1,159,383)	(1,187,403)	(28,020)
Euro	BNP Paribas	05/10/16	(1,535,882)	(1,724,150)	(1,749,586)	(25,436)
Japanese Yen	Goldman Sachs International	05/10/16	(134,187,578)	(1,189,932)	(1,193,579)	(3,647)
Japanese Yen	State Street Bank and Trust Co.	05/10/16	(437,374,772)	(3,877,224)	(3,890,387)	(13,163)
Swedish Krona	Goldman Sachs International	05/10/16	(20,079,830)	(2,385,432)	(2,476,629)	(91,197)
Swedish Krona	BNP Paribas	05/10/16	(12,039,578)	(1,410,006)	(1,484,951)	(74,945)

Total Short Contracts				$(78,423,599)	$(79,276,549)	$(852,950)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Royal Bank of Scotland	05/10/16	36,352,190	$25,488,918	$27,819,021	$2,330,103
British Pound	Goldman Sachs International	05/10/16	918,635	1,282,501	1,319,529	37,028
British Pound	Goldman Sachs International	05/10/16	1,124,947	1,599,523	1,615,877	16,354
British Pound	Standard Chartered Bank	05/10/16	998,824	1,393,213	1,434,714	41,501
British Pound	Morgan Stanley Co., Inc.	05/10/16	1,017,981	1,475,647	1,462,231	(13,416)
Danish Krone	UBS AG	05/10/16	14,532,809	2,190,768	2,221,591	30,823
Euro	BNP Paribas	05/10/16	1,342,058	1,515,494	1,528,794	13,300
Hong Kong Dollar	Royal Bank of Canada	05/10/16	7,647,781	982,369	986,122	3,753
Japanese Yen	Morgan Stanley Co., Inc.	05/10/16	865,299,338	7,420,265	7,696,714	276,449
Japanese Yen	BNP Paribas	05/10/16	225,003,433	1,984,370	2,001,373	17,003
Japanese Yen	BNP Paribas	05/10/16	226,041,811	2,007,649	2,010,610	2,961
Japanese Yen	BNP Paribas	05/10/16	367,400,935	3,291,129	3,267,979	(23,150)
Japanese Yen	HSBC Bank PLC	05/10/16	222,438,470	1,955,013	1,978,558	23,545
Norwegian Krone	Citibank NA	05/10/16	10,311,321	1,200,598	1,245,912	45,314
Singapore Dollar	State Street Bank and Trust Co.	05/10/16	9,325,930	6,656,881	6,917,961	261,080
Swedish Krona	State Street Bank and Trust Co.	05/10/16	8,681,215	1,029,286	1,070,734	41,448
Swedish Krona	Royal Bank of Canada	05/10/16	31,306,999	3,791,490	3,861,379	69,889
Swiss Franc	State Street Bank and Trust Co.	05/10/16	13,129,351	13,442,219	13,676,070	233,851
Swiss Franc	Citibank NA	05/10/16	4,071,480	4,113,832	4,241,020	127,188
Swiss Franc	Morgan Stanley Co., Inc.	05/10/16	1,078,893	1,093,207	1,123,820	30,613

Total Long Contracts				$83,914,372	$87,480,009	$3,565,637

At March 31, 2016, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
HSBC Bank PLC	05/10/16	109,802,402	Japanese Yen	(7,647,781)	Hong Kong Dollar	$986,122	$976,677	$(9,445)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$11,138,350	$—	$11,138,350
Air Freight & Logistics	—	6,290,108	—	6,290,108
Airlines	4,255,299	7,583,068	—	11,838,367
Auto Components	—	5,837,561	—	5,837,561
Automobiles	—	76,051,580	—	76,051,580
Banks	21,601,352	153,673,045	—	175,274,397
Beverages	—	6,873,083	—	6,873,083
Building Products	—	13,361,736	—	13,361,736
Capital Markets	277,680	15,807,174	—	16,084,854
Chemicals	—	15,876,669	—	15,876,669
Commercial Services & Supplies	—	2,017,749	—	2,017,749
Communications Equipment	—	9,873,202	—	9,873,202
Construction & Engineering	50,395	2,387,652	—	2,438,047
Construction Materials	146,846	10,818,025	—	10,964,871
Consumer Finance	—	139,193	—	139,193
Containers & Packaging	—	370,509	—	370,509
Distributors	—	132,708	—	132,708
Diversified Financial Services	58,754	326,633	—	385,387
Diversified Telecommunication Services	—	36,280,791	—	36,280,791
Electric Utilities	—	14,357,913	—	14,357,913
Electrical Equipment	—	9,707,479	—	9,707,479
Electronic Equipment, Instruments & Components	—	5,730,890	—	5,730,890
Energy Equipment & Services	123,497	172,812	—	296,309
Food & Staples Retailing	784,551	10,500,673	—	11,285,224
Food Products	106,614	4,672,388	—	4,779,002

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$—	$3,217,214	$—	$3,217,214
Hotels, Restaurants & Leisure	482,041	7,689,407	—	8,171,448
Household Durables	—	17,696,666	—	17,696,666
Household Products	—	2,606,179	—	2,606,179
Independent Power and Renewable Electricity Producers	—	248,312	—	248,312
Industrial Conglomerates	796,859	23,273,469	—	24,070,328
Information Technology Services	—	6,035,132	—	6,035,132
Insurance	7,629,760	80,371,435	—	88,001,195
Leisure Products	—	156,395	—	156,395
Life Sciences Tools & Services	—	443,734	—	443,734
Machinery	—	9,139,023	—	9,139,023
Marine	—	3,287,085	—	3,287,085
Media	219,901	5,642,136	—	5,862,037
Metals & Mining	7,735,928	42,377,879	—	50,113,807
Multiline Retail	123,870	1,418,379	—	1,542,249
Multi-Utilities	—	26,784,603	—	26,784,603
Oil, Gas & Consumable Fuels	60,517,587	65,341,354	—	125,858,941
Paper & Forest Products	—	9,459,756	—	9,459,756
Pharmaceuticals	4,695,824	42,584,468	—	47,280,292
Professional Services	—	2,640,132	—	2,640,132
Real Estate Investment Trusts (REITs)	—	3,694,219	—	3,694,219
Real Estate Management & Development	—	31,126,110	—	31,126,110
Road & Rail	—	5,415,650	—	5,415,650
Semiconductors & Semiconductor Equipment	—	5,810,580	—	5,810,580
Software	63,041	187,505	—	250,546
Specialty Retail	—	5,058,089	—	5,058,089
Technology Hardware, Storage & Peripherals	874,007	11,721,071	—	12,595,078
Textiles, Apparel & Luxury Goods	—	14,556,715	—	14,556,715
Thrifts & Mortgage Finance	122,558	—	—	122,558
Tobacco	—	7,994,132	—	7,994,132
Trading Companies & Distributors	514,798	20,839,217	—	21,354,015
Transportation Infrastructure	114,712	1,228,007	—	1,342,719
Wireless Telecommunication Services	6,828,509	29,362,928	—	36,191,437

Total Common Stocks	$118,124,383	$907,387,972	$—	$1,025,512,355

Forward Foreign Currency Contracts	—	3,729,994	—	3,729,994
Futures Contracts	14,945	—	—	14,945
Preferred Stocks	—	5,914,152	—	5,914,152
Repurchase Agreements	—	44,650,393	—	44,650,393

Total Assets	$118,139,328	$961,682,511	$—	$1,079,821,839

Liabilities:
Forward Foreign Currency Contracts	—	(1,026,752)	—	(1,026,752)

Total Liabilities	$—	$(1,026,752)	$—	$(1,026,752)

Total	$118,139,328	$960,655,759	$—	$1,078,795,087

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2016, there were four transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2016, was $14,793,758 and $13,451,900, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At March 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

During the period ended March 31, 2016, the Fund held one Right investment that was categorized as a Level 3 investment which was valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$14,945
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	3,729,994

Total		$3,744,939

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,026,752)

Total		$(1,026,752)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 4.2%
Boeing Co. (The)	20,600	$2,614,964
BWX Technologies, Inc.	81,400	2,731,784
General Dynamics Corp.	52,300	6,870,651
Honeywell International, Inc.	58,100	6,510,105
Huntington Ingalls Industries, Inc.	69,000	9,448,860
Lockheed Martin Corp.	29,200	6,467,800
Northrop Grumman Corp.	36,221	7,168,136
Spirit AeroSystems Holdings, Inc., Class A*	284,288	12,895,304
Textron, Inc.	170,217	6,206,112
United Technologies Corp.	65,072	6,513,707

		67,427,423

Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	130,100	9,657,323
FedEx Corp.	25,864	4,208,590

		13,865,913

Airlines 1.1%
Delta Air Lines, Inc.	227,446	11,072,071
United Continental Holdings, Inc.*	113,110	6,770,765

		17,842,836

Auto Components 1.1%
Delphi Automotive PLC(a)	58,371	4,378,993
Lear Corp.	24,361	2,708,212
Visteon Corp.	133,400	10,617,306

		17,704,511

Banks 0.8%
JPMorgan Chase & Co.	100,665	5,961,381
Signature Bank*	22,300	3,035,476
SVB Financial Group*	33,600	3,428,880

		12,425,737

Beverages 1.1%
Coca-Cola Co. (The)	113,365	5,259,002
Dr. Pepper Snapple Group, Inc.	112,500	10,059,750
PepsiCo, Inc.	23,849	2,444,046

		17,762,798

Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.*	81,141	11,296,450
Amgen, Inc.	24,800	3,718,264
Celgene Corp.*	192,377	19,255,014
Gilead Sciences, Inc.	317,238	29,141,483
United Therapeutics Corp.*	59,500	6,630,085

		70,041,296

Building Products 1.3%
A.O. Smith Corp.	37,500	2,861,625
Masco Corp.	350,500	11,023,225
Owens Corning, Inc.	135,821	6,421,617

		20,306,467

Chemicals 3.4%
E.I. du Pont de Nemours & Co.	39,300	2,488,476
Ecolab, Inc. (a)	42,816	4,774,840
LyondellBasell Industries NV, Class A	129,476	11,080,556
Monsanto Co.	113,836	9,987,971
PPG Industries, Inc.	83,356	9,293,361
Praxair, Inc.	27,500	3,147,375
Sherwin-Williams Co. (The)	48,260	13,738,174

		54,510,753

Commercial Services & Supplies 0.3%
Cintas Corp.(a)	26,700	2,397,927
KAR Auction Services, Inc.	64,900	2,475,286

		4,873,213

Communications Equipment 1.3%
Cisco Systems, Inc.	154,845	4,408,437
Motorola Solutions, Inc.	134,300	10,166,510
Palo Alto Networks, Inc.*	35,328	5,763,410

		20,338,357

Consumer Finance 0.4%
Discover Financial Services	120,510	6,136,369

Diversified Consumer Services 0.3%
ServiceMaster Global Holdings, Inc.*	151,063	5,692,054

Diversified Financial Services 0.9%
FactSet Research Systems, Inc.(a)	15,400	2,333,562
Intercontinental Exchange, Inc.	32,900	7,736,106
Moody’s Corp.	48,566	4,689,533

		14,759,201

Diversified Telecommunication Services 1.8%
SBA Communications Corp., Class A*	41,975	4,204,636
Verizon Communications, Inc.	468,832	25,354,434

		29,559,070

Electronic Equipment, Instruments & Components 0.2%
Ingram Micro, Inc., Class A	46,718	1,677,643
Jabil Circuit, Inc.(a)	99,900	1,925,073

		3,602,716

Energy Equipment & Services 0.2%
Cameron International Corp.*	26,036	1,745,714
Schlumberger Ltd.	13,700	1,010,375

		2,756,089

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	34,169	5,384,351
CVS Health Corp.	187,844	19,485,058
Kroger Co. (The)	296,700	11,348,775
Sysco Corp.(a)	106,300	4,967,399

		41,185,583

Food Products 3.2%
Archer-Daniels-Midland Co.(a)	181,889	6,604,389
Bunge Ltd.	74,028	4,195,167
Campbell Soup Co.(a)	167,300	10,672,067
ConAgra Foods, Inc.	222,200	9,914,564
General Mills, Inc.	54,717	3,466,322
Hormel Foods Corp.	60,800	2,628,992
Mondelez International, Inc., Class A	74,189	2,976,463
Tyson Foods, Inc., Class A	164,017	10,933,373

		51,391,337

Health Care Equipment & Supplies 2.6%
Boston Scientific Corp.*	397,643	7,479,665
Edwards Lifesciences Corp.*	159,886	14,103,544
Hologic, Inc.*	374,450	12,918,525
Intuitive Surgical, Inc.*	8,300	4,988,715
STERIS PLC	35,067	2,491,510

		41,981,959

Health Care Providers & Services 3.5%
Cardinal Health, Inc.	27,100	2,220,845
Centene Corp.*	169,900	10,460,743
Community Health Systems, Inc.*	128,027	2,369,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Express Scripts Holding Co.*	66,200	$4,547,278
HCA Holdings, Inc.*	144,321	11,264,254
McKesson Corp.	17,424	2,739,924
Molina Healthcare, Inc.*	80,183	5,171,002
UnitedHealth Group, Inc.	130,664	16,842,589

		55,616,415

Hotels, Restaurants & Leisure 4.1%
Brinker International, Inc.(a)	139,609	6,415,034
Carnival Corp.	135,067	7,127,486
Darden Restaurants, Inc.	143,700	9,527,310
Domino’s Pizza, Inc.	52,933	6,979,745
McDonald’s Corp.	83,300	10,469,144
Norwegian Cruise Line Holdings Ltd.*	95,263	5,267,091
Starbucks Corp.	166,815	9,958,855
Vail Resorts, Inc.	9,654	1,290,740
Wyndham Worldwide Corp.	38,900	2,973,127
Yum! Brands, Inc.	81,949	6,707,526

		66,716,058

Household Products 0.7%
Clorox Co. (The)	84,600	10,664,676

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	263,338	3,107,388

Industrial Conglomerates 1.2%
Danaher Corp.	117,058	11,104,122
Roper Technologies, Inc.	42,706	7,805,375

		18,909,497

Information Technology Services 7.9%
Accenture PLC, Class A	104,042	12,006,447
Cognizant Technology Solutions Corp., Class A*	157,280	9,861,456
CoreLogic, Inc.*	239,600	8,314,120
Fidelity National Information Services, Inc.	83,308	5,274,229
First Data Corp., Class A*	375,780	4,862,593
FleetCor Technologies, Inc.*	92,783	13,801,471
Global Payments, Inc.	189,600	12,380,880
MasterCard, Inc., Class A	111,458	10,532,781
Paychex, Inc.(a)	46,000	2,484,460
PayPal Holdings, Inc.*	124,966	4,823,688
Total System Services, Inc.	121,800	5,795,244
Vantiv, Inc., Class A*	188,100	10,134,828
Visa, Inc., Class A	339,235	25,944,693

		126,216,890

Insurance 1.0%
Markel Corp.*	9,900	8,826,543
MetLife, Inc.	69,281	3,044,207
Prudential Financial, Inc.	57,058	4,120,729

		15,991,479

Internet & Catalog Retail 3.7%
Amazon.com, Inc.*	68,583	40,713,612
Priceline Group, Inc. (The)*	14,457	18,634,495

		59,348,107

Internet Software & Services 7.2%
Alphabet, Inc., Class A*	35,981	27,449,905
Alphabet, Inc., Class C*	39,648	29,535,777
CoStar Group, Inc.*(a)	24,716	4,650,810
Facebook, Inc., Class A*	403,910	46,086,131
VeriSign, Inc.*	86,000	7,614,440

		115,337,063

Life Sciences Tools & Services 1.1%
Quintiles Transnational Holdings, Inc.*	139,099	9,055,345
Thermo Fisher Scientific, Inc.	57,757	8,177,814

		17,233,159

Media 2.9%
Charter Communications, Inc., Class A*(a)	46,298	9,372,104
Comcast Corp., Class A	291,205	17,786,802
Interpublic Group of Cos., Inc. (The)	104,800	2,405,160
Time Warner Cable, Inc.	17,197	3,518,850
Time Warner, Inc.	71,700	5,201,835
Walt Disney Co. (The)	85,806	8,521,394

		46,806,145

Multiline Retail 1.2%
Dollar Tree, Inc.*	77,064	6,354,697
Target Corp.	167,689	13,797,451

		20,152,148

Oil, Gas & Consumable Fuels 0.5%
EOG Resources, Inc.(a)	12,500	907,250
Marathon Petroleum Corp.	70,331	2,614,907
Pioneer Natural Resources Co.	32,200	4,531,828

		8,053,985

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	73,777	6,957,909

Pharmaceuticals 4.9%
AbbVie, Inc.	262,600	14,999,712
Allergan PLC*	36,630	9,817,939
Bristol-Myers Squibb Co.	355,506	22,709,723
Eli Lilly & Co.	150,091	10,808,053
Johnson & Johnson	49,800	5,388,360
Merck & Co., Inc.	127,431	6,742,374
Zoetis, Inc.	201,300	8,923,629

		79,389,790

Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	131,034	13,413,951
Equity LifeStyle Properties, Inc.	11,451	832,831
Extra Space Storage, Inc.	80,761	7,547,923

		21,794,705

Real Estate Management & Development 0.2%
Realogy Holdings Corp.*	87,168	3,147,636

Road & Rail 0.1%
Union Pacific Corp.	27,558	2,192,239

Semiconductors & Semiconductor Equipment 1.4%
Broadcom Ltd.	108,760	16,803,420
NXP Semiconductors NV*	76,800	6,226,176

		23,029,596

Software 7.9%
Activision Blizzard, Inc.	166,537	5,635,612
Adobe Systems, Inc.*	121,675	11,413,115
Aspen Technology, Inc.*	118,415	4,278,334
Citrix Systems, Inc.*	139,800	10,985,484
Electronic Arts, Inc.*	393,303	26,001,261
Intuit, Inc.(a)	159,008	16,538,422
Microsoft Corp.	496,702	27,432,852
Mobileye NV*(a)	147,928	5,516,235

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
salesforce.com, Inc.*	168,578	$12,446,114
ServiceNow, Inc.*	69,987	4,281,805
Splunk, Inc.*	13,400	655,662
Take-Two Interactive Software, Inc.*	40,014	1,507,327

		126,692,223

Specialty Retail 7.1%
American Eagle Outfitters, Inc.(a)	396,041	6,602,003
AutoZone, Inc. *	14,018	11,168,000
Best Buy Co., Inc.(a)	198,886	6,451,862
Foot Locker, Inc.	138,300	8,920,350
GameStop Corp., Class A(a)	107,906	3,423,857
Home Depot, Inc. (The)	233,100	31,102,533
L Brands, Inc.	101,731	8,932,999
Lowe’s Cos., Inc.	173,000	13,104,750
O’Reilly Automotive, Inc.*	57,660	15,779,236
Ross Stores, Inc.	69,373	4,016,697
Ulta Salon Cosmetics & Fragrance, Inc.*	27,654	5,357,686

		114,859,973

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	684,900	74,647,251

Textiles, Apparel & Luxury Goods 2.2%
lululemon athletica, Inc.*(a)	76,839	5,202,769
Michael Kors Holdings Ltd.*	58,481	3,331,078
NIKE, Inc., Class B	333,630	20,508,236
Under Armour, Inc., Class A*(a)	66,209	5,616,509

		34,658,592

Tobacco 1.1%
Altria Group, Inc.	119,976	7,517,696
Philip Morris International, Inc.	107,551	10,551,829

		18,069,525

Trading Companies & Distributors 0.2%
United Rentals, Inc.*	43,577	2,710,054

Total Common Stocks (cost $1,376,774,280)		1,586,466,185

Repurchase Agreements 1.2%

	Principal Amount
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $8,001,440, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $8,160,000.(b)	$8,000,000	8,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $142,400, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $145,248.(b)	142,399	142,399
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $10,000,128, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $10,200,130.(b)	10,000,000	10,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $1,000,009, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $1,020,000.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $19,142,399)		19,142,399

Total Investments (cost $1,395,916,679)(c) — 100.0%		1,605,608,584
Other assets in excess of liabilities — 0.0%†		517,773

NET ASSETS — 100.0%		$1,606,126,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $40,932,890, which was collateralized by a repurchase agreement with a value of $19,142,399 and $22,885,385 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45, a total value of $42,027,784.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $19,142,399.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,399,691,069, tax unrealized appreciation and depreciation were $248,370,758 and $(42,453,243), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,586,466,185	$—	$—	$1,586,466,185
Repurchase Agreements	—	19,142,399	—	19,142,399

Total	$1,586,466,185	$19,142,399	$—	$1,605,608,584

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.3%

	Shares	Market Value
BERMUDA 0.6%
Insurance 0.6%
Assured Guaranty Ltd.	119,618	$3,026,335
Validus Holdings Ltd.	173,588	8,191,618

		11,217,953

CANADA 0.5%
Media 0.0%†
Quebecor, Inc., Class B	14,578	382,760

Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd.	323,808	8,742,816

		9,125,576

HONG KONG 0.2%
Hotels, Restaurants & Leisure 0.2%
Melco Crown Entertainment Ltd., ADR(a)	176,300	2,910,713

IRELAND 0.4%
Pharmaceuticals 0.4%
Perrigo Co. PLC	51,159	6,544,771

ISRAEL 0.5%
Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	166,700	8,920,117

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd.	904,400	3,692,132

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	322,337	1,672,929

SINGAPORE 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Broadcom Ltd.	41,908	6,474,786

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd.	5,745	6,593,003

SWEDEN 0.2%
Machinery 0.2%
Sandvik AB	348,205	3,596,247

SWITZERLAND 0.8%
Insurance 0.6%
Chubb Ltd.	102,111	12,166,526

Machinery 0.2%
Sulzer AG REG	33,450	3,316,978

		15,483,504

UNITED KINGDOM 1.6%
Beverages 0.2%
Diageo PLC	109,648	2,956,555

Diversified Financial Services 0.5%
Markit Ltd.*(a)	304,200	10,753,470

Media 0.3%
Sky PLC	356,024	5,231,614

Tobacco 0.6%
British American Tobacco PLC	176,213	10,304,225

		29,245,864

UNITED STATES 93.4%
Aerospace & Defense 3.3%
General Dynamics Corp.	7,554	992,369
Honeywell International, Inc.	90,562	10,147,472
Northrop Grumman Corp.	89,773	17,766,077
Raytheon Co.	135,081	16,564,983
Textron, Inc.	88,089	3,211,725
United Technologies Corp.	115,853	11,596,885

		60,279,511

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	52,147	5,499,944

Airlines 0.5%
Delta Air Lines, Inc.	194,184	9,452,877

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)(a)	183,462	6,050,577
Lear Corp.	30,859	3,430,595

		9,481,172

Banks 9.4%
Bank of America Corp.	219,122	2,962,529
Citigroup, Inc.	761,917	31,810,035
Fifth Third Bancorp(a)	408,098	6,811,156
JPMorgan Chase & Co.	1,008,167	59,703,650
M&T Bank Corp.	97,200	10,789,200
PNC Financial Services Group, Inc. (The)	364,207	30,800,986
U.S. Bancorp	196,753	7,986,204
Wells Fargo & Co.	419,253	20,275,075

		171,138,835

Beverages 1.6%
Coca-Cola Co. (The)	202,449	9,391,609
Molson Coors Brewing Co., Class B	118,906	11,436,379
PepsiCo, Inc.	79,554	8,152,694

		28,980,682

Biotechnology 0.7%
Biogen, Inc.*	23,560	6,133,140
Cepheid*	128,900	4,300,104
Gilead Sciences, Inc.	32,647	2,998,953

		13,432,197

Building Products 0.2%
Owens Corning, Inc.	93,164	4,404,794

Capital Markets 3.3%
Charles Schwab Corp. (The)	250,671	7,023,801
E*TRADE Financial Corp.*	253,021	6,196,484
Goldman Sachs Group, Inc. (The)	131,169	20,590,910
Morgan Stanley	370,568	9,267,906
Raymond James Financial, Inc.(a)	378,773	18,033,383

		61,112,484

Chemicals 2.3%
Cabot Corp.	126,874	6,131,820
Celanese Corp. Series A	140,717	9,216,963
CF Industries Holdings, Inc.	205,446	6,438,678
Dow Chemical Co. (The)	109,281	5,558,032
Huntsman Corp.	413,534	5,500,002
LyondellBasell Industries NV, Class A	80,696	6,905,964
Mosaic Co. (The)	75,739	2,044,953

		41,796,412

Commercial Services & Supplies 0.1%
Republic Services, Inc.	23,407	1,115,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Communications Equipment 3.4%
ARRIS International PLC*	306,951	$7,035,317
Cisco Systems, Inc.	1,926,228	54,839,711

		61,875,028

Construction Materials 0.6%
Vulcan Materials Co.	108,391	11,442,838

Consumer Finance 1.3%
Capital One Financial Corp.	114,463	7,933,430
Discover Financial Services	152,779	7,779,507
Synchrony Financial*	248,064	7,109,514

		22,822,451

Containers & Packaging 0.8%
Bemis Co., Inc.	65,300	3,381,234
Crown Holdings, Inc.*	68,461	3,394,981
Graphic Packaging Holding Co.	277,300	3,563,305
Packaging Corp. of America(a)	84,756	5,119,262

		15,458,782

Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B*	43,389	6,156,031
Voya Financial, Inc.	281,852	8,390,734

		14,546,765

Diversified Telecommunication Services 2.2%
AT&T, Inc.	546,693	21,413,965
Verizon Communications, Inc.	345,159	18,666,199

		40,080,164

Electric Utilities 3.5%
American Electric Power Co., Inc.	113,272	7,521,261
Exelon Corp.(a)	664,257	23,820,256
OGE Energy Corp.	286,700	8,208,221
PG&E Corp.	260,767	15,573,005
PPL Corp.	242,732	9,240,807

		64,363,550

Electrical Equipment 0.9%
Eaton Corp. PLC	195,854	12,252,626
Generac Holdings, Inc.*	136,169	5,070,934

		17,323,560

Electronic Equipment, Instruments & Components 0.2%
IPG Photonics Corp.*	29,519	2,836,186

Energy Equipment & Services 2.1%
Halliburton Co.	540,409	19,303,409
Helmerich & Payne, Inc.(a)	96,770	5,682,334
National Oilwell Varco, Inc.	58,255	1,811,731
Schlumberger Ltd.	160,589	11,843,439

		38,640,913

Food & Staples Retailing 0.2%
CVS Health Corp.	39,478	4,095,053

Food Products 1.8%
Archer-Daniels-Midland Co.(a)	143,808	5,221,668
ConAgra Foods, Inc.	190,796	8,513,318
Kellogg Co.	80,781	6,183,786
Mondelez International, Inc., Class A	93,251	3,741,230
Tyson Foods, Inc., Class A	131,240	8,748,458

		32,408,460

Health Care Equipment & Supplies 1.1%
Abbott Laboratories(a)	186,462	7,799,706
Boston Scientific Corp.*(a)	323,867	6,091,938
Stryker Corp.	52,390	5,620,923

		19,512,567

Health Care Providers & Services 2.3%
Community Health Systems, Inc. *	163,301	3,022,702
Envision Healthcare Holdings, Inc. *	237,300	4,840,920
Express Scripts Holding Co. *	41,288	2,836,073
HCA Holdings, Inc. *	65,075	5,079,104
McKesson Corp.	47,600	7,485,100
MEDNAX, Inc. *	49,600	3,205,152
Molina Healthcare, Inc. *	63,015	4,063,837
UnitedHealth Group, Inc.	88,267	11,377,616

		41,910,504

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	152,720	8,059,034
Las Vegas Sands Corp.	232,538	12,017,564
Norwegian Cruise Line Holdings Ltd.*	82,100	4,539,309
Royal Caribbean Cruises Ltd.	70,415	5,784,592

		30,400,499

Household Durables 0.2%
Newell Rubbermaid, Inc.(a)	69,024	3,057,073

Household Products 0.6%
Procter & Gamble Co. (The)	139,932	11,517,803

Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)(a)	484,573	5,717,961
NRG Energy, Inc.(a)	216,604	2,818,018

		8,535,979

Industrial Conglomerates 0.9%
Danaher Corp.	47,671	4,522,071
General Electric Co.	365,508	11,619,499

		16,141,570

Information Technology Services 0.4%
Cognizant Technology Solutions Corp., Class A*	38,903	2,439,218
Global Payments, Inc.	83,000	5,419,900

		7,859,118

Insurance 7.5%
Allstate Corp. (The)	41,907	2,823,275
American International Group, Inc.	498,898	26,965,437
Arthur J. Gallagher & Co.(a)	310,266	13,800,632
FNF Group	81,458	2,761,426
Hartford Financial Services Group, Inc. (The)(a)	155,004	7,142,584
MetLife, Inc.	742,560	32,628,086
Principal Financial Group, Inc.	339,891	13,408,700
Prudential Financial, Inc.	270,276	19,519,333
Torchmark Corp.	160,008	8,666,033
Unum Group	313,304	9,687,360

		137,402,866

Internet & Catalog Retail 0.2%
Priceline Group, Inc. (The)*	3,443	4,437,889

Internet Software & Services 0.8%
Alphabet, Inc., Class A*	19,918	15,195,442

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	65,667	9,297,791

Machinery 0.4%
Cummins, Inc.(a)	60,284	6,627,623

Media 2.0%
CBS Corp. Non-Voting Shares, Class B	65,370	3,601,233
Comcast Corp., Class A	102,102	6,236,390
Interpublic Group of Cos., Inc. (The)	255,347	5,860,214
Omnicom Group, Inc.	106,511	8,864,911
Time Warner, Inc.	116,677	8,464,916
Viacom, Inc., Class B	71,274	2,942,191

		35,969,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Metals & Mining 1.2%
Newmont Mining Corp.	52,884	$1,405,657
Nucor Corp.	60,000	2,838,000
Reliance Steel & Aluminum Co.	256,942	17,777,817

		22,021,474

Multiline Retail 0.4%
Target Corp.	87,524	7,201,475

Multi-Utilities 0.4%
Sempra Energy	73,862	7,685,341

Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	307,388	14,315,059
Cabot Oil & Gas Corp.	405,432	9,207,361
California Resources Corp.	10,476	10,790
Chevron Corp.	34,889	3,328,411
Cobalt International Energy, Inc.*	602,646	1,789,859
Diamondback Energy, Inc.*	90,949	7,019,444
Energen Corp.	89,000	3,256,510
EOG Resources, Inc.(a)	310,405	22,529,194
Exxon Mobil Corp.	146,697	12,262,402
Hess Corp.	88,828	4,676,794
HollyFrontier Corp.	172,349	6,087,367
Marathon Oil Corp.	645,630	7,192,318
Marathon Petroleum Corp.	130,054	4,835,408
Noble Energy, Inc.	156,929	4,929,140
Occidental Petroleum Corp.	497,367	34,034,823
Phillips 66	132,464	11,470,058
Pioneer Natural Resources Co.	106,198	14,946,306
QEP Resources, Inc.	311,582	4,396,422
Southwestern Energy Co*(a)	669,122	5,399,815
Valero Energy Corp.	128,732	8,256,870
WPX Energy, Inc.*	452,980	3,166,330

		183,110,681

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.*	206,200	3,530,144

Personal Products 0.3%
Coty, Inc., Class A(a)	186,500	5,190,295

Pharmaceuticals 7.1%
Allergan PLC*	29,000	7,772,870
Bristol-Myers Squibb Co.	273,112	17,446,395
Eli Lilly & Co.	132,561	9,545,718
Johnson & Johnson	78,915	8,538,603
Merck & Co., Inc.	907,681	48,025,401
Mylan NV*(a)	410,676	19,034,833
Pfizer, Inc.	672,589	19,935,537

		130,299,357

Real Estate Investment Trusts (REITs) 4.0%
American Tower Corp.	154,875	15,854,554
AvalonBay Communities, Inc.	14,486	2,755,237
Boston Properties, Inc.	35,400	4,498,632
Columbia Property Trust, Inc.	357,094	7,852,497
Communications Sales & Leasing, Inc.	246,295	5,480,064
Host Hotels & Resorts, Inc.	562,900	9,400,430
Mid-America Apartment Communities, Inc.	73,604	7,523,065
Public Storage	26,442	7,293,497
STORE Capital Corp.	349,500	9,045,060
WP Glimcher, Inc.	437,233	4,149,341

		73,852,377

Real Estate Management & Development 0.3%
Realogy Holdings Corp.*	153,431	5,540,393

Road & Rail 1.8%
Avis Budget Group, Inc.*	137,100	3,751,056
CSX Corp.	472,181	12,158,661
Genesee & Wyoming, Inc., Class A*	145,800	9,141,660
Norfolk Southern Corp.	60,000	4,995,000
Union Pacific Corp.	37,045	2,946,930

		32,993,307

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	572,257	12,120,403
Intel Corp.	179,853	5,818,245
Lam Research Corp.(a)	56,700	4,683,420
Microchip Technology, Inc.(a)	222,757	10,736,887
Synaptics, Inc.*	133,100	10,613,394
Texas Instruments, Inc.	137,998	7,923,845

		51,896,194

Software 1.9%
Activision Blizzard, Inc.	170,022	5,753,544
Citrix Systems, Inc.*	54,152	4,255,264
Electronic Arts, Inc.*	64,914	4,291,465
Microsoft Corp.	56,180	3,102,821
Oracle Corp.	286,981	11,740,393
Take-Two Interactive Software, Inc.*(a)	126,389	4,761,074

		33,904,561

Specialty Retail 0.9%
AutoZone, Inc.*	9,115	7,261,829
Best Buy Co., Inc.(a)	57,790	1,874,708
Staples, Inc.	286,304	3,157,933
Urban Outfitters, Inc.*	114,530	3,789,798

		16,084,268

Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	85,567	9,325,946
EMC Corp.	318,798	8,495,967
Hewlett Packard Enterprise Co.	158,560	2,811,269
NetApp, Inc.	104,809	2,860,238
Western Digital Corp.	110,100	5,201,124

		28,694,544

Textiles, Apparel & Luxury Goods 0.5%
Ralph Lauren Corp.	87,800	8,451,628

Tobacco 0.4%
Altria Group, Inc.	116,994	7,330,844

Trading Companies & Distributors 0.2%
WESCO International, Inc.*(a)	83,021	4,538,758

Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	123,300	4,722,390

		1,707,502,612

Total Common Stocks (cost $1,789,525,126)		1,812,980,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares Russell 1000 Value ETF	14,821	$1,464,463

Total Exchange Traded Fund (cost $1,443,388)		1,464,463

Repurchase Agreements 2.7%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $10,001,800, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $10,200,000.(b)	$10,000,000	10,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $706,498, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $720,623.(b)	706,493	706,493
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $25,000,319, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $25,500,326.(b)	25,000,000	25,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $14,000,128, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $14,280,001.(b)	14,000,000	14,000,000

Total Repurchase Agreements (cost $49,706,493)		49,706,493

Total Investments (cost $1,840,675,007)(c) — 102.1%		1,864,151,163
Liabilities in excess of other assets — (2.1)%		(38,659,765)

NET ASSETS — 100.0%		$1,825,491,398

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $71,239,905, which was collateralized by a repurchase agreement with a value of $49,706,493 and $23,203,912 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45 a total value of $72,910,405.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $49,706,493.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,851,283,926, tax unrealized appreciation and depreciation were $159,665,405 and $(146,798,168), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	06/15/16	(3,444,000)	$(4,902,021)	$(4,947,613)	$(45,592)
Canadian Dollar	JPMorgan Chase Bank	04/01/16	(459,939)	(351,983)	(354,140)	(2,157)
Canadian Dollar	JPMorgan Chase Bank	04/04/16	(907,483)	(700,563)	(698,735)	1,828
Canadian Dollar	JPMorgan Chase Bank	04/05/16	(483,210)	(371,900)	(372,059)	(159)

Total Short Contracts				$(6,326,467)	$(6,372,547)	$(46,080)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$60,279,511	$—	$—	$60,279,511
Air Freight & Logistics	5,499,944	—	—	5,499,944
Airlines	9,452,877	—	—	9,452,877
Auto Components	9,481,172	—	—	9,481,172
Banks	171,138,835	—	—	171,138,835
Beverages	28,980,682	2,956,555	—	31,937,237
Biotechnology	13,432,197	—	—	13,432,197
Building Products	4,404,794	—	—	4,404,794
Capital Markets	61,112,484	—	—	61,112,484
Chemicals	41,796,412	—	—	41,796,412
Commercial Services & Supplies	1,115,344	—	—	1,115,344
Communications Equipment	61,875,028	—	—	61,875,028
Construction Materials	11,442,838	—	—	11,442,838
Consumer Finance	22,822,451	—	—	22,822,451
Containers & Packaging	15,458,782	—	—	15,458,782
Diversified Financial Services	25,300,235	—	—	25,300,235
Diversified Telecommunication Services	40,080,164	—	—	40,080,164
Electric Utilities	64,363,550	—	—	64,363,550
Electrical Equipment	17,323,560	—	—	17,323,560
Electronic Equipment, Instruments & Components	2,836,186	—	—	2,836,186
Energy Equipment & Services	38,640,913	—	—	38,640,913
Food & Staples Retailing	4,095,053	—	—	4,095,053
Food Products	32,408,460	—	—	32,408,460
Health Care Equipment & Supplies	19,512,567	—	—	19,512,567
Health Care Providers & Services	41,910,504	—	—	41,910,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$33,311,212	$3,692,132	$—	$37,003,344
Household Durables	3,057,073	—	—	3,057,073
Household Products	11,517,803	—	—	11,517,803
Independent Power and Renewable Electricity Producers	8,535,979	—	—	8,535,979
Industrial Conglomerates	16,141,570	—	—	16,141,570
Information Technology Services	7,859,118	—	—	7,859,118
Insurance	160,787,345	—	—	160,787,345
Internet & Catalog Retail	4,437,889	—	—	4,437,889
Internet Software & Services	15,195,442	—	—	15,195,442
Life Sciences Tools & Services	9,297,791	—	—	9,297,791
Machinery	6,627,623	6,913,225	—	13,540,848
Media	36,352,615	5,231,614	—	41,584,229
Metals & Mining	23,694,403	—	—	23,694,403
Multiline Retail	7,201,475	—	—	7,201,475
Multi-Utilities	7,685,341	—	—	7,685,341
Oil, Gas & Consumable Fuels	191,853,497	—	—	191,853,497
Paper & Forest Products	3,530,144	—	—	3,530,144
Personal Products	5,190,295	—	—	5,190,295
Pharmaceuticals	145,764,245	—	—	145,764,245
Real Estate Investment Trusts (REITs)	73,852,377	—	—	73,852,377
Real Estate Management & Development	5,540,393	—	—	5,540,393
Road & Rail	32,993,307	—	—	32,993,307
Semiconductors & Semiconductor Equipment	58,370,980	—	—	58,370,980
Software	33,904,561	—	—	33,904,561
Specialty Retail	16,084,268	—	—	16,084,268
Technology Hardware, Storage & Peripherals	28,694,544	6,593,003	—	35,287,547
Textiles, Apparel & Luxury Goods	8,451,628	—	—	8,451,628
Tobacco	7,330,844	10,304,225	—	17,635,069
Trading Companies & Distributors	4,538,758	—	—	4,538,758
Wireless Telecommunication Services	4,722,390	—	—	4,722,390

Total Common Stocks	$1,777,289,453	$35,690,754	$—	$1,812,980,207

Exchange Traded Fund	1,464,463	—	—	1,464,463
Forward Foreign Currency Contracts	—	1,828	—	1,828
Repurchase Agreements	—	49,706,493	—	49,706,493

Total Assets	$1,778,753,916	$85,399,075	$—	$1,864,152,991

Liabilities:
Forward Foreign Currency Contracts	—	(47,908)	—	(47,908)

Total Liabilities	$—	$(47,908)	$—	$(47,908)

Total	$1,778,753,916	$85,351,167	$—	$1,864,105,083

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,828

Total		$1,828

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(47,908)

Total		$(47,908)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.7%

	Shares	Market Value
IRELAND 1.7%
Biotechnology 0.2%
Prothena Corp. PLC*(a)	32,714	$1,346,508

Building Products 0.9%
Allegion PLC	122,100	7,778,991

Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC*	20,000	2,611,000

Software 0.3%
Fleetmatics Group PLC*(a)	57,843	2,354,789

		14,091,288

NETHERLANDS 0.3%
Semiconductors & Semiconductor Equipment 0.3%
NXP Semiconductors NV*	27,500	2,229,425

UNITED KINGDOM 0.3%
Insurance 0.3%
Willis Towers Watson PLC	17,500	2,076,550

UNITED STATES 96.4%
Aerospace & Defense 0.7%
Orbital ATK, Inc.	67,700	5,885,838

Airlines 1.5%
Alaska Air Group, Inc.(a)	85,000	6,971,700
Spirit Airlines, Inc.*	110,700	5,311,386

		12,283,086

Auto Components 0.7%
Gentherm, Inc.*	132,863	5,525,772

Banks 0.9%
Signature Bank*	27,500	3,743,300
SVB Financial Group*	35,000	3,571,750

		7,315,050

Beverages 0.7%
Constellation Brands, Inc., Class A	39,500	5,968,055

Biotechnology 2.5%
Alnylam Pharmaceuticals, Inc.*	43,492	2,729,993
BioMarin Pharmaceutical, Inc.*	30,000	2,474,400
Bluebird Bio, Inc.*	35,800	1,521,500
Ligand Pharmaceuticals, Inc.*(a)	41,180	4,409,966
Medivation, Inc.*	100,000	4,598,000
Ultragenyx Pharmaceutical, Inc.*	36,800	2,329,808
Vertex Pharmaceuticals, Inc.*	25,000	1,987,250

		20,050,917

Building Products 1.6%
A.O. Smith Corp.	93,600	7,142,616
Masco Corp.	131,200	4,126,240
Masonite International Corp.*	22,600	1,480,300

		12,749,156

Capital Markets 3.2%
Affiliated Managers Group, Inc.*	20,000	3,248,000
E*TRADE Financial Corp.*	135,000	3,306,150
Evercore Partners, Inc., Class A	105,400	5,454,450
Raymond James Financial, Inc.	157,200	7,484,292
SEI Investments Co.	157,200	6,767,460

		26,260,352

Chemicals 2.2%
Axalta Coating Systems Ltd.*	193,188	5,641,090
RPM International, Inc.	75,000	3,549,750
Scotts Miracle-Gro Co. (The), Class A	47,500	3,456,575
Sensient Technologies Corp.	50,000	3,173,000
W.R. Grace & Co.*	35,000	2,491,300

		18,311,715

Commercial Services & Supplies 1.9%
KAR Auction Services, Inc.	223,728	8,532,986
Stericycle, Inc.*	32,500	4,101,175
Waste Connections, Inc.(a)	45,000	2,906,550

		15,540,711

Communications Equipment 1.3%
Harris Corp.	62,800	4,889,608
Infinera Corp.*(a)	150,000	2,409,000
Palo Alto Networks, Inc.*	20,000	3,262,800

		10,561,408

Construction Materials 0.8%
Vulcan Materials Co.	62,300	6,577,011

Containers & Packaging 0.5%
Ball Corp.	56,100	3,999,369

Distributors 1.2%
LKQ Corp.*	177,500	5,667,575
Pool Corp.	51,400	4,509,836

		10,177,411

Diversified Consumer Services 3.2%
Bright Horizons Family Solutions, Inc.*	182,900	11,848,262
Service Corp. International	127,500	3,146,700
ServiceMaster Global Holdings, Inc.*	287,558	10,835,185

		25,830,147

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	72,500	4,736,425

Diversified Telecommunication Services 1.1%
Zayo Group Holdings, Inc.*	383,900	9,305,736

Electrical Equipment 2.0%
Acuity Brands, Inc.(a)	47,116	10,277,884
AMETEK, Inc.	116,500	5,822,670

		16,100,554

Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A	84,000	4,856,880
CDW Corp.	126,000	5,229,000
Cognex Corp.	103,000	4,011,850
FLIR Systems, Inc.	161,600	5,324,720
Zebra Technologies Corp., Class A*	55,000	3,795,000

		23,217,450

Food & Staples Retailing 0.5%
Rite Aid Corp.*	468,700	3,819,905

Food Products 1.1%
Pinnacle Foods, Inc.	95,000	4,244,600
WhiteWave Foods Co. (The)*	116,500	4,734,560

		8,979,160

Health Care Equipment & Supplies 7.3%
Align Technology, Inc.*	103,300	7,508,877
C.R. Bard, Inc.	20,000	4,053,400
DENTSPLY SIRONA, Inc.	65,000	4,005,950
DexCom, Inc.*	133,879	9,091,723
Edwards Lifesciences Corp.*	35,000	3,087,350
Hologic, Inc.*	185,600	6,403,200
Integra LifeSciences Holdings Corp.*	119,450	8,046,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Nevro Corp.*(a)	99,535	$5,599,839
NuVasive, Inc.*	92,500	4,500,125
Teleflex, Inc.	45,943	7,213,510

		59,510,126

Health Care Providers & Services 3.4%
Acadia Healthcare Co., Inc.*(a)	87,500	4,822,125
Amedisys, Inc.*	7,700	372,218
Centene Corp.*	57,500	3,540,275
HealthEquity, Inc.*	166,608	4,110,219
HealthSouth Corp.	80,000	3,010,400
Universal Health Services, Inc., Class B	32,500	4,053,400
VCA, Inc.*	137,700	7,943,913

		27,852,550

Hotels, Restaurants & Leisure 4.0%
Aramark	331,300	10,972,656
Dave & Buster’s Entertainment, Inc.*	151,342	5,869,043
MGM Resorts International*	105,000	2,251,200
Norwegian Cruise Line Holdings Ltd.*	92,500	5,114,325
Vail Resorts, Inc.	63,700	8,516,690

		32,723,914

Household Durables 1.2%
Jarden Corp.*	60,000	3,537,000
Newell Rubbermaid, Inc.(a)	75,000	3,321,750
Whirlpool Corp.	15,000	2,705,100

		9,563,850

Industrial Conglomerates 1.6%
Carlisle Cos., Inc.	60,400	6,009,800
Roper Technologies, Inc.	40,000	7,310,800

		13,320,600

Information Technology Services 7.8%
Alliance Data Systems Corp.*	18,500	4,070,000
Black Knight Financial Services, Inc., Class A*(a)	71,515	2,219,110
Broadridge Financial Solutions, Inc.	120,200	7,129,062
CSRA, Inc.	100,000	2,690,000
EPAM Systems, Inc.*	101,056	7,545,852
Euronet Worldwide, Inc.*	140,534	10,414,975
Fiserv, Inc.*	46,700	4,790,486
Global Payments, Inc.	30,000	1,959,000
Sabre Corp.	100,000	2,892,000
Vantiv, Inc., Class A*	243,616	13,126,030
WEX, Inc.*	87,100	7,260,656

		64,097,171

Insurance 0.5%
Assurant, Inc.	55,000	4,243,250

Internet & Catalog Retail 0.7%
Expedia, Inc.	27,500	2,965,050
Liberty Interactive Corp. QVC Group Series A*	125,000	3,156,250

		6,121,300

Internet Software & Services 1.8%
CoStar Group, Inc.*	79,123	14,888,575

Leisure Products 0.3%
Brunswick Corp.	54,800	2,629,304

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	100,000	3,985,000
Cambrex Corp.*	131,600	5,790,400

		9,775,400

Machinery 3.3%
CLARCOR, Inc.	25,000	1,444,750
IDEX Corp.	42,500	3,522,400
Milacron Holdings Corp.*(a)	100,000	1,649,000
Proto Labs, Inc.*(a)	49,700	3,831,373
Stanley Black & Decker, Inc.	40,000	4,208,400
WABCO Holdings, Inc.*	39,829	4,258,517
Wabtec Corp.	100,100	7,936,929

		26,851,369

Media 1.5%
Cinemark Holdings, Inc.	192,000	6,879,360
Starz, Class A*	100,000	2,633,000
TEGNA, Inc.	120,000	2,815,200

		12,327,560

Multiline Retail 0.8%
Dollar Tree, Inc.*	77,000	6,349,420

Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.*	30,000	3,031,200
Diamondback Energy, Inc.*	72,400	5,587,832

		8,619,032

Personal Products 0.2%
Edgewell Personal Care Co.	25,000	2,013,250

Pharmaceuticals 1.0%
Intersect ENT, Inc.*	142,051	2,698,969
Zoetis, Inc.	120,000	5,319,600

		8,018,569

Professional Services 1.7%
Nielsen Holdings PLC	65,500	3,449,230
TransUnion*	143,700	3,967,557
Verisk Analytics, Inc., Class A*	27,500	2,197,800
WageWorks, Inc.*	80,000	4,048,800

		13,663,387

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	206,700	5,957,094
Jones Lang LaSalle, Inc.	27,500	3,226,300

		9,183,394

Road & Rail 2.2%
J.B. Hunt Transport Services, Inc.	93,500	7,876,440
Old Dominion Freight Line, Inc.*	142,700	9,934,774

		17,811,214

Semiconductors & Semiconductor Equipment 2.8%
Cavium, Inc.*	67,500	4,128,300
Lam Research Corp.(a)	56,000	4,625,600
M/A-COM Technology Solutions Holdings, Inc.*	57,500	2,517,925
Monolithic Power Systems, Inc.	75,000	4,773,000
NVIDIA Corp.(a)	75,000	2,672,250
Skyworks Solutions, Inc.	52,500	4,089,750

		22,806,825

Software 8.6%
Activision Blizzard, Inc.	130,000	4,399,200
Electronic Arts, Inc.*	70,000	4,627,700
Guidewire Software, Inc.*	158,664	8,644,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Software (continued)
HubSpot, Inc.*	91,300	$3,982,506
Imperva, Inc.*(a)	77,505	3,914,003
Paycom Software, Inc.*(a)	230,148	8,193,269
Red Hat, Inc.*	30,000	2,235,300
ServiceNow, Inc.*(a)	160,000	9,788,800
Tableau Software, Inc., Class A*	71,362	3,273,375
Take-Two Interactive Software, Inc.*(a)	197,600	7,443,592
Tyler Technologies, Inc.*	83,134	10,691,864
Ultimate Software Group, Inc. (The)*	18,500	3,579,750

		70,773,374

Specialty Retail 7.3%
Burlington Stores, Inc.*	142,600	8,019,824
Caleres, Inc.	140,500	3,974,745
Lithia Motors, Inc., Class A(a)	96,200	8,401,146
Michaels Cos., Inc. (The)*	226,117	6,324,492
O’Reilly Automotive, Inc.*	28,500	7,799,310
Ross Stores, Inc.	112,000	6,484,800
Signet Jewelers Ltd.	30,000	3,720,900
Tractor Supply Co.	72,500	6,558,350
Ulta Salon Cosmetics & Fragrance, Inc.*	44,700	8,660,178

		59,943,745

Textiles, Apparel & Luxury Goods 1.2%
Columbia Sportswear Co.	58,360	3,506,852
Hanesbrands, Inc.	112,000	3,174,080
Under Armour, Inc., Class A*(a)	35,000	2,969,050

		9,649,982

Thrifts & Mortgage Finance 0.3%
LendingTree, Inc.*(a)	23,800	2,327,164

Trading Companies & Distributors 1.8%
Air Lease Corp.	125,500	4,031,060
HD Supply Holdings, Inc.*	210,991	6,977,472
W.W. Grainger, Inc.(a)	15,000	3,501,450

		14,509,982

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	142,500	5,457,750

		788,227,285

Total Common Stocks (cost $694,769,747)		806,624,548

Repurchase Agreements 5.2%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $6,001,080, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $6,120,000.(b)	$6,000,000	6,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $6,763,212, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $6,898,420.(b)	6,763,156	6,763,156
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $20,000,256, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $20,400,261.(b)	20,000,000	20,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $10,000,092, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $10,200,001.(b)	10,000,000	10,000,000

Total Repurchase Agreements (cost $42,763,156)		42,763,156

Total Investments (cost $737,532,903) (c) — 103.9%		849,387,704
Liabilities in excess of other assets — (3.9)%		(32,173,303)

NET ASSETS — 100.0%		$817,214,401

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $58,544,968, which was collateralized by a repurchase agreement with a value of $42,763,156 and $16,680,114 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 04/07/16 - 08/15/45, a total value of $59,443,270.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $42,763,156.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $741,092,277, tax unrealized appreciation and depreciation were $132,699,146 and $(24,403,719), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$806,624,548	$—	$—	$806,624,548
Repurchase Agreements	—	42,763,156	—	42,763,156

Total	$806,624,548	$42,763,156	$—	$849,387,704

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 2.1%
BWX Technologies, Inc.	75,800	$2,543,848
Textron, Inc.	75,463	2,751,381
TransDigm Group, Inc.*	78,876	17,379,538

		22,674,767

Airlines 0.6%
Alaska Air Group, Inc.	24,200	1,984,884
Copa Holdings SA, Class A (a)	61,900	4,193,725

		6,178,609

Auto Components 1.6%
Dana Holding Corp.	651,600	9,181,044
Delphi Automotive PLC	108,100	8,109,662

		17,290,706

Automobiles 0.4%
Honda Motor Co., Ltd.,ADR-JP	67,543	1,846,626
Thor Industries, Inc.	32,729	2,087,128

		3,933,754

Banks 7.0%
Bank of Hawaii Corp.	35,103	2,396,833
BB&T Corp.	66,543	2,213,886
CIT Group, Inc.	545,800	16,936,174
Comerica, Inc.	40,130	1,519,723
Commerce Bancshares, Inc.	76,576	3,442,091
Cullen/Frost Bankers, Inc.	153,500	8,459,385
Fifth Third Bancorp	465,500	7,769,195
First Republic Bank	68,700	4,578,168
M&T Bank Corp.	128,915	14,309,565
PNC Financial Services Group, Inc. (The)	34,454	2,913,775
SunTrust Banks, Inc.	44,918	1,620,641
TCF Financial Corp.	257,121	3,152,304
UMB Financial Corp.	35,407	1,828,063
Westamerica Bancorporation(a)	72,994	3,555,538

		74,695,341

Biotechnology 0.3%
United Therapeutics Corp.*	31,500	3,510,045

Capital Markets 1.5%
Franklin Resources, Inc.	50,771	1,982,608
Northern Trust Corp.	144,991	9,449,064
State Street Corp.	42,070	2,461,936
T. Rowe Price Group, Inc.	27,414	2,013,832

		15,907,440

Chemicals 1.9%
Ashland, Inc.	111,900	12,304,524
Eastman Chemical Co.	110,300	7,966,969

		20,271,493

Commercial Services & Supplies 3.0%
ADT Corp. (The)	112,407	4,637,913
Clean Harbors, Inc.*	53,601	2,644,673
Republic Services, Inc.	273,007	13,008,784
Steelcase, Inc., Class A	326,300	4,868,396
Tyco International PLC	169,575	6,225,098

		31,384,864

Communications Equipment 0.9%
ARRIS International PLC*	193,600	4,437,312
EchoStar Corp., Class A*	116,943	5,179,405

		9,616,717

Consumer Finance 0.5%
Navient Corp.	418,600	5,010,642

Containers & Packaging 3.3%
Ball Corp.	17,300	1,233,317
Bemis Co., Inc.	103,528	5,360,680
Owens-Illinois, Inc.*	477,400	7,619,304
Packaging Corp. of America	178,400	10,775,360
Rexam PLC,ADR-UK	111,699	5,059,965
Sonoco Products Co.	60,949	2,960,293
WestRock Co.	59,169	2,309,366

		35,318,285

Diversified Consumer Services 0.4%
H&R Block, Inc.	163,100	4,309,102

Diversified Financial Services 0.1%
Markit Ltd.*	34,293	1,212,258

Diversified Telecommunication Services 0.3%
CenturyLink, Inc.	111,463	3,562,357

Electric Utilities 7.5%
Edison International	77,719	5,587,219
Great Plains Energy, Inc.	434,157	14,001,563
PG&E Corp.	359,205	21,451,723
Pinnacle West Capital Corp.	191,300	14,360,891
PPL Corp.	244,900	9,323,343
Westar Energy, Inc.	139,329	6,912,112
Xcel Energy, Inc.	190,438	7,964,117

		79,600,968

Electrical Equipment 0.7%
Emerson Electric Co.	42,562	2,314,522
Hubbell, Inc.	25,285	2,678,440
Rockwell Automation, Inc.	16,790	1,909,862

		6,902,824

Electronic Equipment, Instruments & Components 1.7%
Avnet, Inc.	100,800	4,465,440
Keysight Technologies, Inc.*	366,863	10,176,780
TE Connectivity Ltd.	51,163	3,168,013

		17,810,233

Energy Equipment & Services 2.3%
Cameron International Corp.*	18,240	1,222,992
FMC Technologies, Inc.*	223,002	6,101,334
Frank’s International NV	8,429	138,910
Helmerich & Payne, Inc.(a)	45,897	2,695,072
Nabors Industries Ltd.	402,600	3,703,920
SEACOR Holdings, Inc.*	65,600	3,571,920
Weatherford International PLC*	939,500	7,309,310

		24,743,458

Food & Staples Retailing 1.8%
Sysco Corp.	282,217	13,188,000
Whole Foods Market, Inc.	191,300	5,951,343

		19,139,343

Food Products 2.5%
ConAgra Foods, Inc.	175,742	7,841,608
General Mills, Inc.	43,893	2,780,622
J.M. Smucker Co. (The)	22,312	2,896,990
Kellogg Co.	111,403	8,527,900
Mondelez International, Inc., Class A	104,054	4,174,646

		26,221,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 1.2%
Atmos Energy Corp.	38,539	$2,861,906
Laclede Group, Inc. (The)	50,700	3,434,925
UGI Corp.	172,100	6,933,909

		13,230,740

Health Care Equipment & Supplies 3.3%
Abbott Laboratories	51,803	2,166,919
Baxter International, Inc.	102,419	4,207,373
Becton, Dickinson and Co.	12,596	1,912,325
Boston Scientific Corp.*	176,087	3,312,196
Dentsply Sirona, Inc.	73,386	4,522,779
Zimmer Biomet Holdings, Inc.	175,550	18,718,897

		34,840,489

Health Care Providers & Services 3.9%
Cardinal Health, Inc.	64,700	5,302,165
Laboratory Corp. of America Holdings*	76,700	8,983,871
LifePoint Health, Inc.*	68,385	4,735,661
MEDNAX, Inc.*	83,800	5,415,156
Quest Diagnostics, Inc.	49,441	3,532,560
Universal Health Services, Inc., Class B	111,400	13,893,808

		41,863,221

Hotels, Restaurants & Leisure 2.7%
Aramark	107,900	3,573,648
Carnival Corp.	32,386	1,709,009
Royal Caribbean Cruises Ltd.	103,900	8,535,385
Wyndham Worldwide Corp.	192,900	14,743,347

		28,561,389

Household Durables 1.1%
D.R. Horton, Inc.	304,700	9,211,081
PulteGroup, Inc.	116,189	2,173,896

		11,384,977

Independent Power and Renewable Electricity Producers 0.5%
Talen Energy Corp.*	575,751	5,181,759

Industrial Conglomerates 0.3%
Koninklijke Philips NV	123,401	3,514,871

Information Technology Services 2.4%
Amdocs Ltd.	91,300	5,516,346
Computer Sciences Corp.	239,300	8,229,527
Convergys Corp.	142,469	3,956,364
CSRA, Inc.	118,700	3,193,030
Western Union Co. (The)	242,200	4,672,038

		25,567,305

Insurance 11.0%
Aflac, Inc.	25,216	1,592,138
Alleghany Corp.*	17,800	8,832,360
Allstate Corp. (The)	351,720	23,695,376
Assured Guaranty Ltd.	138,200	3,496,460
Brown & Brown, Inc.	73,499	2,631,264
Chubb Ltd.	37,051	4,414,627
Endurance Specialty Holdings Ltd.	140,200	9,160,668
Fairfax Financial Holdings Ltd.	12,500	7,000,000
FNF Group	450,200	15,261,780
Lincoln National Corp.	205,546	8,057,403
Loews Corp.	204,600	7,827,996
MetLife, Inc.	39,398	1,731,148
ProAssurance Corp.	31,400	1,588,840
Progressive Corp. (The)	217,600	7,646,464
Reinsurance Group of America, Inc.	37,686	3,627,278
Torchmark Corp.	23,260	1,259,762
Travelers Cos., Inc. (The)	5,230	610,393
Unum Group	86,503	2,674,673
Willis Towers Watson PLC	50,027	5,936,204

		117,044,834

Internet & Catalog Retail 0.6%
Liberty Ventures, Series A*	175,800	6,877,296

Leisure Products 0.9%
Brunswick Corp.	174,300	8,362,914
Mattel, Inc.	32,307	1,086,161

		9,449,075

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	46,900	6,412,168

Machinery 1.1%
Dover Corp.	125,710	8,086,924
Oshkosh Corp.	45,619	1,864,449
Parker-Hannifin Corp.	15,469	1,718,296

		11,669,669

Media 3.2%
AMC Networks, Inc., Class A*	41,200	2,675,528
Discovery Communications, Inc., Class C*	240,700	6,498,900
Liberty Media Corp., Series C*	204,300	7,781,787
Madison Square Garden Co. (The), Class A*	41,733	6,942,702
MSG Networks, Inc., Class A*	216,600	3,745,014
News Corp., Class A	55,300	706,181
News Corp., Class B	413,200	5,474,900

		33,825,012

Metals & Mining 0.2%
Nucor Corp.	41,156	1,946,679

Multiline Retail 0.1%
Target Corp.	16,995	1,398,349

Multi-Utilities 2.7%
Alliant Energy Corp.	104,800	7,784,544
Ameren Corp.	36,814	1,844,381
CMS Energy Corp.	122,600	5,203,144
Consolidated Edison, Inc.	23,106	1,770,382
NorthWestern Corp.	29,673	1,832,308
SCANA Corp.	63,600	4,461,540
WEC Energy Group, Inc.	101,000	6,067,070

		28,963,369

Oil, Gas & Consumable Fuels 4.1%
Anadarko Petroleum Corp.	57,315	2,669,160
Cimarex Energy Co.	27,136	2,639,519
Devon Energy Corp.	73,750	2,023,700
EQT Corp.	76,679	5,157,429
Imperial Oil Ltd.	159,748	5,337,028
Marathon Petroleum Corp.	119,800	4,454,164
Murphy Oil Corp.	446,300	11,242,297
Noble Energy, Inc.	133,961	4,207,715
Occidental Petroleum Corp.	63,388	4,337,641
Pioneer Natural Resources Co.	6,822	960,128

		43,028,781

Real Estate Investment Trusts (REITs) 6.7%
Annaly Capital Management, Inc.	1,211,400	12,428,964
AvalonBay Communities, Inc.	46,200	8,787,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	8,688	$1,104,071
CBL & Associates Properties, Inc.	526,700	6,267,730
Corrections Corp. of America	102,189	3,275,158
Crown Castle International Corp.	50,200	4,342,300
Empire State Realty Trust, Inc., Class A	95,485	1,673,852
EPR Properties	101,900	6,788,578
Host Hotels & Resorts, Inc.	126,511	2,112,734
Lamar Advertising Co., Class A	150,076	9,229,674
MFA Financial, Inc.	865,100	5,925,935
Piedmont Office Realty Trust, Inc., Class A	171,159	3,476,239
Weyerhaeuser Co.	176,678	5,473,484

		70,885,959

Road & Rail 1.3%
CSX Corp.	127,274	3,277,305
Heartland Express, Inc.(a)	188,690	3,500,200
Werner Enterprises, Inc.	250,009	6,790,244

		13,567,749

Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	267,149	5,658,216
Lam Research Corp.	20,798	1,717,915
Marvell Technology Group Ltd.	1,205,300	12,426,643
Maxim Integrated Products, Inc.	107,947	3,970,290
Microchip Technology, Inc.	16,070	774,574
Micron Technology, Inc.*	389,300	4,075,971
Teradyne, Inc.	150,912	3,258,190

		31,881,799

Software 1.3%
CA, Inc.	172,600	5,314,354
Citrix Systems, Inc.*	45,400	3,567,532
Synopsys, Inc.*	111,200	5,386,528

		14,268,414

Specialty Retail 1.4%
Abercrombie & Fitch Co., Class A	55,193	1,740,787
Advance Auto Parts, Inc.	23,465	3,762,378
Bed Bath & Beyond, Inc.*	105,200	5,222,128
CST Brands, Inc.	93,861	3,593,938

		14,319,231

Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	245,300	6,694,237
SanDisk Corp.	23,185	1,763,915
Western Digital Corp.	111,200	5,253,088

		13,711,240

Textiles, Apparel & Luxury Goods 0.9%
Fossil Group, Inc.*	96,600	4,290,972
Michael Kors Holdings Ltd.*	61,600	3,508,736
Ralph Lauren Corp.	18,162	1,748,274

		9,547,982

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	220,954	2,929,850
Ocwen Financial Corp.*(a)	382,900	945,763

		3,875,613

Total Common Stocks (cost $982,220,184)		1,026,112,942

Exchange Traded Fund 0.7%

	Shares	Market Value

Equity 0.7%
iShares Russell Mid-Cap Value ETF	114,473	$8,119,569

Total Exchange Traded Fund (cost $7,438,130)		8,119,569

Repurchase Agreements 1.4%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $4,000,720, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $4,080,000.(b)	$4,000,000	4,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $5,363,448, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $5,470,673.(b)	5,363,404	5,363,404
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $3,000,038, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $3,060,039.(b)	3,000,000	3,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $2,000,018, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $2,040,000.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $14,363,404)		14,363,404

Total Investments (cost $1,004,021,718) (c) — 98.7%		1,048,595,915
Other assets in excess of liabilities — 1.3%		13,277,005

NET ASSETS — 100.0%		$1,061,872,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $14,062,752.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $14,363,404.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,034,553,405, tax unrealized appreciation and depreciation were $85,416,153 and $(71,373,643), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At March 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/16	(5,998,575)	$(4,545,098)	$(4,619,073)	$(73,975)
Euro	UBS AG	06/30/16	(2,595,000)	(2,906,516)	(2,961,031)	(54,515)
Japanese Yen	Credit Suisse International	06/30/16	(122,361,869)	(1,089,618)	(1,090,177)	(559)

Total Short Contracts				$(8,541,232)	$(8,670,281)	$(129,049)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/16	216,671	$163,701	$166,843	$3,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$22,674,767	$—	$—	$22,674,767
Airlines	6,178,609	—	—	6,178,609
Auto Components	17,290,706	—	—	17,290,706
Automobiles	3,933,754	—	—	3,933,754
Banks	74,695,341	—	—	74,695,341
Biotechnology	3,510,045	—	—	3,510,045
Capital Markets	15,907,440	—	—	15,907,440
Chemicals	20,271,493	—	—	20,271,493
Commercial Services & Supplies	31,384,864	—	—	31,384,864
Communications Equipment	9,616,717	—	—	9,616,717
Consumer Finance	5,010,642	—	—	5,010,642
Containers & Packaging	35,318,285	—	—	35,318,285
Diversified Consumer Services	4,309,102	—	—	4,309,102
Diversified Financial Services	1,212,258	—	—	1,212,258
Diversified Telecommunication Services	3,562,357	—	—	3,562,357
Electric Utilities	79,600,968	—	—	79,600,968
Electrical Equipment	6,902,824	—	—	6,902,824
Electronic Equipment, Instruments & Components	17,810,233	—	—	17,810,233
Energy Equipment & Services	24,743,458	—	—	24,743,458
Food & Staples Retailing	19,139,343	—	—	19,139,343
Food Products	26,221,766	—	—	26,221,766
Gas Utilities	13,230,740	—	—	13,230,740
Health Care Equipment & Supplies	34,840,489	—	—	34,840,489
Health Care Providers & Services	41,863,221	—	—	41,863,221

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$28,561,389	$—	$—	$28,561,389
Household Durables	11,384,977	—	—	11,384,977
Independent Power and Renewable Electricity Producers	5,181,759	—	—	5,181,759
Industrial Conglomerates	—	3,514,871	—	3,514,871
Information Technology Services	25,567,305	—	—	25,567,305
Insurance	117,044,834	—	—	117,044,834
Internet & Catalog Retail	6,877,296	—	—	6,877,296
Leisure Products	9,449,075	—	—	9,449,075
Life Sciences Tools & Services	6,412,168	—	—	6,412,168
Machinery	11,669,669	—	—	11,669,669
Media	33,825,012	—	—	33,825,012
Metals & Mining	1,946,679	—	—	1,946,679
Multiline Retail	1,398,349	—	—	1,398,349
Multi-Utilities	28,963,369	—	—	28,963,369
Oil, Gas & Consumable Fuels	43,028,781	—	—	43,028,781
Real Estate Investment Trusts (REITs)	70,885,959	—	—	70,885,959
Road & Rail	13,567,749	—	—	13,567,749
Semiconductors & Semiconductor Equipment	31,881,799	—	—	31,881,799
Software	14,268,414	—	—	14,268,414
Specialty Retail	14,319,231	—	—	14,319,231
Technology Hardware, Storage & Peripherals	13,711,240	—	—	13,711,240
Textiles, Apparel & Luxury Goods	9,547,982	—	—	9,547,982
Thrifts & Mortgage Finance	3,875,613	—	—	3,875,613

Total Common Stocks	$1,022,598,071	$3,514,871	$—	$1,026,112,942

Exchange Traded Fund	8,119,569	—	—	8,119,569
Forward Foreign Currency Contracts	—	3,142	—	3,142
Repurchase Agreements	—	14,363,404	—	14,363,404

Total Assets	$1,030,717,640	$17,881,417	$—	$1,048,599,057

Liabilities:
Forward Foreign Currency Contracts	$—	$(129,049)	$—	$(129,049)

Total Liabilities	$—	$(129,049)	$—	$(129,049)

Total	$1,030,717,640	$17,752,368	$—	$1,048,470,008

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$3,142

Total		$3,142

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(129,049)

Total		$(129,049)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 1.5%
Astronics Corp.*	13,664	$521,282
Esterline Technologies Corp.*	4,045	259,163
HEICO Corp., Class A	12,650	602,140
Teledyne Technologies, Inc.*	6,020	530,603
Triumph Group, Inc.	10,438	328,588

		2,241,776

Airlines 0.7%
Allegiant Travel Co.	5,771	1,027,584

Auto Components 0.6%
Tenneco, Inc.*	17,965	925,377

Banks 3.2%
FCB Financial Holdings, Inc., Class A*	11,700	389,142
First Merchants Corp.	26,470	623,898
Flushing Financial Corp.	9,505	205,498
Great Western Bancorp, Inc.	13,870	378,235
Pinnacle Financial Partners, Inc.	12,170	597,060
PrivateBancorp, Inc.	15,470	597,142
Sandy Spring Bancorp, Inc.	10,115	281,501
Signature Bank*	4,000	544,480
Sterling Bancorp	20,410	325,131
Western Alliance Bancorp*	26,080	870,550

		4,812,637

Biotechnology 4.9%
Acorda Therapeutics, Inc.*	10,705	283,147
Agios Pharmaceuticals, Inc.*	4,604	186,922
Alder Biopharmaceuticals, Inc.*	18,540	454,045
Amicus Therapeutics, Inc.*(a)	29,200	246,740
Anacor Pharmaceuticals, Inc.*	8,255	441,230
BioCryst Pharmaceuticals, Inc.*	35,609	100,774
Cepheid*	16,243	541,867
Five Prime Therapeutics, Inc.*	13,640	554,193
Flexion Therapeutics, Inc.*	15,980	147,016
GlycoMimetics, Inc.*	15,765	93,959
Ironwood Pharmaceuticals, Inc.*	29,326	320,826
Neurocrine Biosciences, Inc.*	23,350	923,493
Novavax, Inc.*(a)	67,023	345,839
Ophthotech Corp.*	9,153	386,897
Otonomy, Inc.*	20,972	312,902
Portola Pharmaceuticals, Inc.*	14,650	298,860
PTC Therapeutics, Inc.*	13,630	87,777
Repligen Corp.*	17,620	472,568
TESARO, Inc.*(a)	11,240	494,897
Ultragenyx Pharmaceutical, Inc.*	12,318	779,853

		7,473,805

Building Products 3.9%
A.O. Smith Corp.	18,920	1,443,785
AAON, Inc.	21,160	592,480
American Woodmark Corp.*	5,240	390,852
Apogee Enterprises, Inc.(a)	12,340	541,603
Lennox International, Inc.	16,895	2,284,035
Masonite International Corp.*	10,680	699,540

		5,952,295

Capital Markets 0.9%
Cohen & Steers, Inc.	9,330	363,124
Evercore Partners, Inc., Class A	10,550	545,962
HFF, Inc., Class A	19,590	539,313

		1,448,399

Chemicals 0.6%
OMNOVA Solutions, Inc.*	53,080	295,125
PolyOne Corp.	20,775	628,444

		923,569

Commercial Services & Supplies 0.8%
Deluxe Corp.	10,220	638,648
Healthcare Services Group, Inc.	15,850	583,438

		1,222,086

Communications Equipment 0.3%
NetScout Systems, Inc.*	17,155	394,050

Construction & Engineering 0.2%
Dycom Industries, Inc.*(a)	5,730	370,559

Construction Materials 1.4%
Headwaters, Inc.*	74,063	1,469,410
US Concrete, Inc.*	11,320	674,446

		2,143,856

Containers & Packaging 1.4%
Berry Plastics Group, Inc.*	23,240	840,126
Graphic Packaging Holding Co.	56,355	724,162
Silgan Holdings, Inc.	11,165	593,643

		2,157,931

Distributors 1.2%
Core-Mark Holding Co., Inc.	15,843	1,292,155
Pool Corp.	6,130	537,846

		1,830,001

Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc.*	26,685	1,728,654

Diversified Financial Services 1.3%
MarketAxess Holdings, Inc.	16,117	2,011,885

Diversified Telecommunication Services 0.1%
Vonage Holdings Corp.*	47,570	217,395

Electrical Equipment 0.9%
AZZ, Inc.	11,289	638,957
Generac Holdings, Inc.*	19,140	712,774

		1,351,731

Electronic Equipment, Instruments & Components 1.3%
CDW Corp.	11,808	490,032
ePlus, Inc.*	5,342	430,085
FEI Co.	6,728	598,859
Rogers Corp.*	6,600	395,142

		1,914,118

Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	14,305	1,621,043
Natural Grocers by Vitamin Cottage, Inc.*(a)	27,432	583,479
PriceSmart, Inc.(a)	8,451	714,785

		2,919,307

Food Products 1.8%
J&J Snack Foods Corp.	5,034	545,082
Post Holdings, Inc.*	10,400	715,208
Snyder’s-Lance, Inc.	21,010	661,395
TreeHouse Foods, Inc.*	9,550	828,462

		2,750,147

Health Care Equipment & Supplies 7.3%
ABIOMED, Inc.*	5,550	526,195
Anika Therapeutics, Inc.*	13,120	586,726
Atrion Corp.	1,585	626,646
Cantel Medical Corp.	17,260	1,231,674
Cynosure, Inc., Class A*	13,270	585,472
DexCom, Inc.*	15,196	1,031,960
Globus Medical, Inc., Class A*	35,440	841,700
HeartWare International, Inc.*	3,905	122,695
ICU Medical, Inc.*	6,200	645,420
Inogen, Inc.*	14,150	636,467
Integra LifeSciences Holdings Corp.*	10,930	736,245
K2M Group Holdings, Inc.*	9,840	145,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
LivaNova PLC*	7,355	$397,023
Merit Medical Systems, Inc.*	19,700	364,253
Neogen Corp.*(a)	9,590	482,857
NuVasive, Inc.*	8,850	430,553
STERIS PLC	4,060	288,463
Vascular Solutions, Inc.*	20,170	656,130
West Pharmaceutical Services, Inc.	11,960	829,067

		11,165,473

Health Care Providers & Services 5.1%
Acadia Healthcare Co., Inc.*(a)	28,810	1,587,719
Amsurg Corp.*	10,400	775,840
Centene Corp.*	13,960	859,517
Diplomat Pharmacy, Inc.*	12,948	354,775
HealthEquity, Inc.*(a)	27,610	681,139
Team Health Holdings, Inc.*	12,863	537,802
U.S. Physical Therapy, Inc.	9,548	474,822
VCA, Inc.*	25,980	1,498,786
WellCare Health Plans, Inc.*	10,210	946,978

		7,717,378

Health Care Technology 1.1%
Omnicell, Inc.*	26,320	733,538
Press Ganey Holdings, Inc.*	11,990	360,659
Veeva Systems, Inc., Class A*(a)	23,620	591,445

		1,685,642

Hotels, Restaurants & Leisure 5.2%
Bloomin’ Brands, Inc.	47,160	795,589
Brinker International, Inc.(a)	9,649	443,372
Buffalo Wild Wings, Inc.*(a)	2,000	296,240
Dave & Buster’s Entertainment, Inc.*	25,430	986,175
Del Frisco’s Restaurant Group, Inc.*	31,812	527,443
Dunkin’ Brands Group, Inc.	11,720	552,832
La Quinta Holdings, Inc.*	45,493	568,662
Marriott Vacations Worldwide Corp.	11,100	749,250
Papa John’s International, Inc.(a)	19,390	1,050,744
Popeyes Louisiana Kitchen, Inc.*	6,960	362,338
Texas Roadhouse, Inc.	10,560	460,205
Vail Resorts, Inc.(a)	4,140	553,518
Wingstop, Inc.*(a)	26,320	596,938

		7,943,306

Household Durables 0.5%
TopBuild Corp.*	16,530	491,602
WCI Communities, Inc.*	17,650	327,937

		819,539

Information Technology Services 4.3%
CACI International, Inc., Class A*	4,900	522,830
Cardtronics, Inc.*	27,458	988,213
Cass Information Systems, Inc.	9,210	482,143
EPAM Systems, Inc.*	16,659	1,243,928
ExlService Holdings, Inc.*	26,478	1,371,560
Heartland Payment Systems, Inc.	6,022	581,545
MAXIMUS, Inc.	14,655	771,439
WEX, Inc.*	6,794	566,348

		6,528,006

Insurance 0.8%
AMERISAFE, Inc.	13,570	712,968
James River Group Holdings Ltd.	15,820	510,353

		1,223,321

Internet & Catalog Retail 0.6%
HSN, Inc.	13,990	731,817
Wayfair, Inc., Class A*	4,270	184,549

		916,366

Internet Software & Services 4.5%
Benefitfocus, Inc.*	15,000	500,250
comScore, Inc.*	13,980	419,959
CoStar Group, Inc.*	9,760	1,836,539
Demandware, Inc.*	4,500	175,950
Envestnet, Inc.*(a)	24,848	675,866
Everyday Health, Inc.*	31,548	176,669
Five9, Inc.*	45,342	403,090
j2 Global, Inc.	10,665	656,751
Marketo, Inc.*	9,827	192,314
Q2 Holdings, Inc.*	13,469	323,795
Shopify, Inc., Class A*	19,270	543,607
WebMD Health Corp.*(a)	15,645	979,846

		6,884,636

Leisure Products 0.4%
Vista Outdoor, Inc.*	13,068	678,360

Life Sciences Tools & Services 1.4%
Cambrex Corp.*(a)	6,000	264,000
ICON PLC*	9,070	681,157
INC Research Holdings, Inc., Class A*	10,850	447,128
PAREXEL International Corp.*	11,975	751,192

		2,143,477

Machinery 2.2%
Altra Industrial Motion Corp.	18,341	509,513
Astec Industries, Inc.	11,740	547,906
Graco, Inc.	4,290	360,189
John Bean Technologies Corp.	6,440	363,280
Middleby Corp. (The)*	4,620	493,277
Proto Labs, Inc.*	2,320	178,849
Toro Co. (The)	9,675	833,211

		3,286,225

Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy, Inc.	9,679	747,025
Parsley Energy, Inc., Class A*	11,271	254,725
RSP Permian, Inc.*	24,935	724,112

		1,725,862

Paper & Forest Products 0.3%
Boise Cascade Co.*	19,314	400,186

Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.*	23,859	290,125
Aratana Therapeutics, Inc.*	32,310	178,351
Depomed, Inc.*	13,670	190,423
Intersect ENT, Inc.*	18,992	360,848
Medicines Co. (The)*(a)	15,030	477,503
Prestige Brands Holdings, Inc.*	6,940	370,527
Relypsa, Inc.*	20,922	283,493
XenoPort, Inc.*(a)	35,850	161,684

		2,312,954

Professional Services 2.1%
Exponent, Inc.	17,980	917,160
GP Strategies Corp.*	9,785	268,109
On Assignment, Inc.*	27,400	1,011,608
TransUnion*	19,850	548,058
WageWorks, Inc.*	9,760	493,954

		3,238,889

Real Estate Investment Trusts (REITs) 1.8%
CoreSite Realty Corp.	23,645	1,655,387
CubeSmart	11,690	389,277
CyrusOne, Inc.	4,080	186,252
Sunstone Hotel Investors, Inc.	36,249	507,486

		2,738,402

Road & Rail 0.5%
Celadon Group, Inc.	19,086	200,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
Knight Transportation, Inc.(a)	14,165	$370,415
Marten Transport Ltd.	13,922	260,620

		831,056

Semiconductors & Semiconductor Equipment 3.3%
Cavium, Inc.*	19,900	1,217,084
Integrated Device Technology, Inc.*	26,834	548,487
Microsemi Corp.*(a)	18,190	696,859
MKS Instruments, Inc.	16,630	626,119
Monolithic Power Systems, Inc.	26,150	1,664,186
SunPower Corp.*(a)	13,379	298,887

		5,051,622

Software 12.5%
Aspen Technology, Inc.*	6,980	252,187
Bottomline Technologies de, Inc.*(a)	18,441	562,266
Ellie Mae, Inc.*	10,360	939,031
Fair Isaac Corp.(a)	9,686	1,027,588
Fleetmatics Group PLC*(a)	10,510	427,862
Globant SA*(a)	29,020	895,557
Guidewire Software, Inc.*	43,010	2,343,185
HubSpot, Inc.*	37,583	1,639,371
Imperva, Inc.*(a)	7,600	383,800
Manhattan Associates, Inc.*	26,244	1,492,496
Paycom Software, Inc.*(a)	36,839	1,311,468
Paylocity Holding Corp.*(a)	36,030	1,179,622
Proofpoint, Inc.*	23,660	1,272,435
PTC, Inc.*	12,496	414,367
Textura Corp.*(a)	17,830	332,173
Tyler Technologies, Inc.*	16,618	2,137,241
Ultimate Software Group, Inc. (The)*	10,130	1,960,155
Verint Systems, Inc.*	13,840	461,979

		19,032,783

Specialty Retail 3.7%
Burlington Stores, Inc.*	37,095	2,086,223
DSW, Inc., Class A	25,063	692,741
Five Below, Inc.*	17,641	729,279
Lithia Motors, Inc., Class A	10,370	905,612
Michaels Cos., Inc. (The)*	20,980	586,811
Monro Muffler Brake, Inc.	8,410	601,063

		5,601,729

Textiles, Apparel & Luxury Goods 4.3%
Columbia Sportswear Co.	8,940	537,205
G-III Apparel Group Ltd.*	37,980	1,856,842
Kate Spade & Co.*	57,602	1,470,003
Oxford Industries, Inc.	8,213	552,160
Skechers U.S.A., Inc., Class A*	22,666	690,180
Steven Madden Ltd.*	37,223	1,378,740

		6,485,130

Thrifts & Mortgage Finance 0.6%
EverBank Financial Corp.	35,175	530,791
MGIC Investment Corp.*	42,675	327,317

		858,108

Trading Companies & Distributors 0.9%
Beacon Roofing Supply, Inc.*	14,360	588,904
Watsco, Inc.	5,350	720,859

		1,309,763

Total Common Stocks (cost $137,784,558)		146,395,375

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	8,420	$9,346

Total Right (cost $—)		9,346

Exchange Traded Fund 2.4%

	Shares	Market Value
Equity Fund 2.4%
iShares Russell 2000 Growth ETF	26,770	3,551,843

Total Exchange Traded Fund (cost $3,638,905)		3,551,843

Repurchase Agreements 4.3%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $3,000,540, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $3,060,000.(b)	$3,000,000	3,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $2,562,868, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $2,614,105.(b)	2,562,847	2,562,847
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $1,000,013, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $1,020,013.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $6,562,847)		6,562,847

Total Investments (cost $147,986,310)(c) — 102.7%		156,519,411
Liabilities in excess of other assets — (2.7%)		(4,069,597)

NET ASSETS — 100.0%		$152,449,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $15,199,440, which was collateralized by repurchase agreements with a value of $6,562,847 and $8,989,016 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45, a total market value of $15,551,863.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $6,562,847.
(c)	At March 31, 2016, the tax basis cost of the Fund’s investments was $148,467,701, tax unrealized appreciation and depreciation were $18,937,284 and $(10,885,574), respectively.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,241,776	$—	$—	$2,241,776
Airlines	1,027,584	—	—	1,027,584
Auto Components	925,377	—	—	925,377
Banks	4,812,637	—	—	4,812,637
Biotechnology	7,473,805	—	—	7,473,805
Building Products	5,952,295	—	—	5,952,295
Capital Markets	1,448,399	—	—	1,448,399
Chemicals	923,569	—	—	923,569
Commercial Services & Supplies	1,222,086	—	—	1,222,086
Communications Equipment	394,050	—	—	394,050
Construction & Engineering	370,559	—	—	370,559
Construction Materials	2,143,856	—	—	2,143,856
Containers & Packaging	2,157,931	—	—	2,157,931
Distributors	1,830,001	—	—	1,830,001
Diversified Consumer Services	1,728,654	—	—	1,728,654
Diversified Financial Services	2,011,885	—	—	2,011,885
Diversified Telecommunication Services	217,395	—	—	217,395
Electrical Equipment	1,351,731	—	—	1,351,731
Electronic Equipment, Instruments & Components	1,914,118	—	—	1,914,118
Food & Staples Retailing	2,919,307	—	—	2,919,307
Food Products	2,750,147	—	—	2,750,147
Health Care Equipment & Supplies	11,165,473	—	—	11,165,473
Health Care Providers & Services	7,717,378	—	—	7,717,378
Health Care Technology	1,685,642	—	—	1,685,642
Hotels, Restaurants & Leisure	7,943,306	—	—	7,943,306
Household Durables	819,539	—	—	819,539
Information Technology Services	6,528,006	—	—	6,528,006
Insurance	1,223,321	—	—	1,223,321

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet & Catalog Retail	$916,366	$—	$—	$916,366
Internet Software & Services	6,884,636	—	—	6,884,636
Leisure Products	678,360	—	—	678,360
Life Sciences Tools & Services	2,143,477	—	—	2,143,477
Machinery	3,286,225	—	—	3,286,225
Oil, Gas & Consumable Fuels	1,725,862	—	—	1,725,862
Paper & Forest Products	400,186	—	—	400,186
Pharmaceuticals	2,312,954	—	—	2,312,954
Professional Services	3,238,889	—	—	3,238,889
Real Estate Investment Trusts (REITs)	2,738,402	—	—	2,738,402
Road & Rail	831,056	—	—	831,056
Semiconductors & Semiconductor Equipment	5,051,622	—	—	5,051,622
Software	19,032,783	—	—	19,032,783
Specialty Retail	5,601,729	—	—	5,601,729
Textiles, Apparel & Luxury Goods	6,485,130	—	—	6,485,130
Thrifts & Mortgage Finance	858,108	—	—	858,108
Trading Companies & Distributors	1,309,763	—	—	1,309,763

Total Common Stocks	$146,395,375	$—	$—	$146,395,375

Exchange Traded Fund	$3,551,843	$—	$—	$3,551,843
Repurchase Agreements	—	6,562,847	—	6,562,847
Right	—	9,346	—	9,346

Total	$149,947,218	$6,572,193	$—	$156,519,411

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 2.4%
AAR Corp.	50,100	$1,165,827
Cubic Corp.(a)	20,000	799,200
Curtiss-Wright Corp.	28,665	2,169,080
Engility Holdings, Inc.*	26,400	495,264
Hexcel Corp.(a)	65,525	2,864,098
Moog, Inc., Class A*	27,175	1,241,354
Vectrus, Inc.*	99,500	2,263,625

		10,998,448

Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	41,300	1,745,751

Airlines 0.7%
Hawaiian Holdings, Inc.*	60,013	2,832,014
JetBlue Airways Corp.*	10,100	213,312

		3,045,326

Auto Components 1.5%
Cooper Tire & Rubber Co.	65,100	2,410,002
Dana Holding Corp.(a)	125,900	1,773,931
Dorman Products, Inc.*	20,343	1,107,066
Metaldyne Performance Group, Inc.	25,000	420,250
Stoneridge, Inc.*	72,800	1,059,968

		6,771,217

Banks 14.3%
1st Source Corp.	3,640	115,898
Allegiance Bancshares, Inc.*	9,800	180,026
Banc of California, Inc.	183,600	3,213,000
Bank of Hawaii Corp.(a)	46,265	3,158,974
Bank of Marin Bancorp	900	44,298
BankUnited, Inc.	80,500	2,772,420
Banner Corp.	8,400	353,136
BBCN Bancorp, Inc.	16,400	249,116
Berkshire Hills Bancorp, Inc.	6,700	180,163
Boston Private Financial Holdings, Inc.(a)	12,700	145,415
Cascade Bancorp*	28,400	162,164
Cathay General Bancorp	16,300	461,779
Chemical Financial Corp.(a)	6,755	241,086
Columbia Banking System, Inc.	6,817	203,965
Community Trust Bancorp, Inc.	12,657	447,045
CU Bancorp*	7,800	165,126
Customers Bancorp, Inc.*	54,540	1,288,780
CVB Financial Corp.(a)	166,668	2,908,357
East West Bancorp, Inc.	13,122	426,202
Enterprise Financial Services Corp.	25,900	700,336
Fidelity Southern Corp.	72,394	1,161,200
Financial Institutions, Inc.	13,500	392,445
First Business Financial Services, Inc.	16,700	382,931
First Citizens BancShares, Inc., Class A	1,400	351,498
First Commonwealth Financial Corp.(a)	105,400	933,844
First Community Bancshares, Inc.	19,700	390,848
First Financial Bancorp	20,500	372,690
First Financial Corp.	4,200	143,682
First Interstate BancSystem, Inc., Class A	43,800	1,232,094
First Merchants Corp.	30,100	709,457
First Midwest Bancorp, Inc.	27,300	491,946
First NBC Bank Holding Co.*(a)	57,900	1,192,161
Flushing Financial Corp.	82,140	1,775,867
Franklin Financial Network, Inc.*	28,600	772,200
Fulton Financial Corp.	99,600	1,332,648
Glacier Bancorp, Inc.	118,950	3,023,709
Great Southern Bancorp, Inc.	18,100	672,053
Green Bancorp, Inc.*	13,300	100,681
Hanmi Financial Corp.	146,290	3,221,306
Heartland Financial USA, Inc.	25,000	769,750
Hilltop Holdings, Inc.*	43,000	811,840
Horizon Bancorp	3,100	76,632
IBERIABANK Corp.	71,500	3,665,805
Independent Bank Corp.	37,800	930,051
LegacyTexas Financial Group, Inc.	94,185	1,850,735
MainSource Financial Group, Inc.	19,700	415,473
MB Financial, Inc.	4,881	158,388
National Penn Bancshares, Inc.	31,145	331,383
NBT Bancorp, Inc.	29,300	789,635
PacWest Bancorp(a)	10,500	390,075
Pinnacle Financial Partners, Inc.(a)	31,600	1,550,296
Preferred Bank, Los Angeles	35,000	1,058,750
PrivateBancorp, Inc.	79,000	3,049,400
Republic Bancorp, Inc., Class A	6,555	169,316
Sierra Bancorp	10,600	192,390
Simmons First National Corp., Class A	4,600	207,322
South State Corp.	5,574	358,018
Southwest Bancorp, Inc.	55,000	827,750
Sterling Bancorp	91,700	1,460,781
Stock Yards Bancorp, Inc.	4,200	161,826
Stonegate Bank	12,100	362,516
Texas Capital Bancshares, Inc.*	51,705	1,984,438
Tompkins Financial Corp.(a)	3,800	243,200
TriCo Bancshares	66,100	1,673,652
TriState Capital Holdings, Inc.*	21,400	269,640
Triumph Bancorp, Inc.*	15,200	240,616
Trustmark Corp.	9,600	221,088
Union Bankshares Corp.	8,881	218,739
United Community Banks, Inc.	91,400	1,688,158
Webster Financial Corp.	13,900	499,010
WesBanco, Inc.	11,800	350,578
West Bancorporation, Inc.	7,900	144,017
Wilshire Bancorp, Inc.	144,200	1,485,260
Wintrust Financial Corp.	31,000	1,374,540

		66,051,614

Biotechnology 0.5%
Applied Genetic Technologies Corp.*(a)	1,900	26,562
Avalanche Biotechnologies, Inc.*(a)	1,700	8,789
Calithera Biosciences, Inc.*(a)	72,000	408,960
Cara Therapeutics, Inc.*	8,500	52,870
Celldex Therapeutics, Inc.*(a)	121,800	460,404
Dicerna Pharmaceuticals, Inc.*(a)	5,900	31,624
Immune Design Corp.*(a)	3,300	42,900
Kite Pharma, Inc.*(a)	4,600	211,186
Lexicon Pharmaceuticals, Inc.*(a)	35,300	421,835
Merrimack Pharmaceuticals, Inc.*(a)	18,400	154,008
Sage Therapeutics, Inc.*	8,900	285,334
Ultragenyx Pharmaceutical, Inc.*	4,300	272,233
Zafgen, Inc.*	2,800	18,704

		2,395,409

Building Products 0.7%
Armstrong World Industries, Inc.*	53,590	2,592,148
Universal Forest Products, Inc.	9,700	832,454

		3,424,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Capital Markets 1.7%
Arlington Asset Investment Corp., Class A(a)	76,400	$957,292
BGC Partners, Inc., Class A	76,600	693,230
Diamond Hill Investment Group, Inc.	10,490	1,860,506
Houlihan Lokey, Inc.	9,600	239,040
INTL. FCStone, Inc.*	11,700	312,741
Piper Jaffray Cos.*	27,200	1,348,032
Pzena Investment Management, Inc., Class A	104,812	791,331
Waddell & Reed Financial, Inc., Class A	77,095	1,814,816

		8,016,988

Chemicals 1.4%
A. Schulman, Inc.	24,800	675,056
Chemtura Corp.*	25,524	673,834
Flotek Industries, Inc.*(a)	52,435	384,348
FutureFuel Corp.	25,400	299,466
Innophos Holdings, Inc.	29,500	911,845
Innospec, Inc.	2,800	121,408
Methanex Corp.	24,423	784,467
Minerals Technologies, Inc.	29,300	1,665,705
Trinseo SA*	29,500	1,085,895

		6,602,024

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	51,100	1,651,041
ACCO Brands Corp.*	279,000	2,505,420
Essendant, Inc.	7,600	242,668
Kimball International, Inc., Class B	17,000	192,950
Quad/Graphics, Inc.	157,600	2,039,344
RR Donnelley & Sons Co.	16,397	268,911
US Ecology, Inc.	40,835	1,803,273
Viad Corp.	27,200	793,152
VSE Corp.	12,000	814,680
West Corp.	24,400	556,808

		10,868,247

Communications Equipment 1.9%
Comtech Telecommunications Corp.	66,700	1,558,779
EMCORE Corp.*	149,146	745,730
Extreme Networks, Inc.*	245,200	762,572
Harmonic, Inc.*	390,060	1,275,496
NetScout Systems, Inc.*	111,518	2,561,568
Ubiquiti Networks, Inc.*(a)	50,021	1,664,199

		8,568,344

Construction & Engineering 0.8%
Argan, Inc.	28,900	1,016,124
EMCOR Group, Inc.	43,000	2,089,800
Tutor Perini Corp.*(a)	29,608	460,108

		3,566,032

Consumer Finance 0.6%
Cash America International, Inc.	75,200	2,905,728

Containers & Packaging 0.5%
Silgan Holdings, Inc.	42,095	2,238,191

Diversified Consumer Services 0.7%
K12, Inc.*	53,700	531,093
Service Corp. International	118,610	2,927,295

		3,458,388

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	19,835	1,295,821
GAIN Capital Holdings, Inc.	16,900	110,864
Morningstar, Inc.	26,835	2,368,725

		3,775,410

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	44,700	696,873
Inteliquent, Inc.	134,200	2,153,910
Lumos Networks Corp.*	125,998	1,617,814

		4,468,597

Electric Utilities 2.5%
Cleco Corp.	19,700	1,087,637
El Paso Electric Co.	20,900	958,892
Genie Energy Ltd., Class B*(a)	22,100	168,181
IDACORP, Inc.	30,100	2,245,159
MGE Energy, Inc.	9,650	504,213
PNM Resources, Inc.	25,900	873,348
Portland General Electric Co.	74,700	2,949,903
Spark Energy, Inc., Class A	33,900	610,200
Westar Energy, Inc.	46,915	2,327,453

		11,724,986

Electrical Equipment 0.9%
EnerSys	19,200	1,069,824
General Cable Corp.	261,900	3,197,799

		4,267,623

Electronic Equipment, Instruments & Components 3.8%
Benchmark Electronics, Inc.*	74,375	1,714,344
GSI Group, Inc.*	7,800	110,448
Insight Enterprises, Inc.*	110,100	3,153,264
Kimball Electronics, Inc.*	75,350	841,659
Littelfuse, Inc.	5,914	728,073
National Instruments Corp.	52,430	1,578,667
Sanmina Corp.*	162,011	3,787,817
Tech Data Corp.*	10,000	767,700
Universal Display Corp.*	68,116	3,685,076
Vishay Intertechnology, Inc.(a)	93,300	1,139,193
Vishay Precision Group, Inc.*	7,800	109,278

		17,615,519

Energy Equipment & Services 1.5%
Archrock, Inc.	74,000	592,000
Atwood Oceanics, Inc.(a)	178,600	1,637,762
Bristow Group, Inc.	15,500	293,260
Dril-Quip, Inc.*	16,405	993,487
Helix Energy Solutions Group, Inc.*	140,000	784,000
Hornbeck Offshore Services, Inc.*(a)	40,600	403,158
Matrix Service Co.*	60,900	1,077,930
McDermott International, Inc.*(a)	215,900	883,031
Superior Energy Services, Inc.	17,126	229,317

		6,893,945

Food & Staples Retailing 1.3%
SpartanNash Co.	47,300	1,433,663
SUPERVALU, Inc.*(a)	225,100	1,296,576
United Natural Foods, Inc.*	76,356	3,077,147
Village Super Market, Inc., Class A	6,000	144,960

		5,952,346

Food Products 1.2%
B&G Foods, Inc.	54,055	1,881,655
Darling Ingredients, Inc.*	10,100	133,017
Dean Foods Co.(a)	96,600	1,673,112
John B. Sanfilippo & Son, Inc.	14,300	987,987
Pinnacle Foods, Inc.	17,100	764,028

		5,439,799

Gas Utilities 1.3%
Laclede Group, Inc. (The)(a)	9,200	623,300
New Jersey Resources Corp.	105,700	3,850,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Gas Utilities (continued)
Southwest Gas Corp.	25,800	$1,698,930

		6,172,881

Health Care Equipment & Supplies 2.1%
AngioDynamics, Inc.*	29,300	360,097
Cynosure, Inc., Class A*	20,800	917,696
Greatbatch, Inc.*	49,550	1,765,962
ICU Medical, Inc.*	32,900	3,424,890
Integra LifeSciences Holdings Corp.*	25,967	1,749,137
Nuvectra Corp.*	1,667	9,017
OraSure Technologies, Inc.*	29,400	212,562
Sientra, Inc.*(a)	4,600	31,464
Wright Medical Group NV*	79,440	1,318,704

		9,789,529

Health Care Providers & Services 3.0%
Air Methods Corp.*(a)	88,943	3,221,516
Alliance HealthCare Services, Inc.*	2,800	20,132
Cross Country Healthcare, Inc.*	143,700	1,671,231
Kindred Healthcare, Inc.	27,800	343,330
Molina Healthcare, Inc.*	33,600	2,166,864
PharMerica Corp.*	54,500	1,204,995
U.S. Physical Therapy, Inc.	46,458	2,310,356
WellCare Health Plans, Inc.*	29,665	2,751,429

		13,689,853

Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.(a)	71,760	3,297,372
Cracker Barrel Old Country Store, Inc.(a)	15,875	2,423,636
Isle of Capri Casinos, Inc.*	16,500	231,000
Speedway Motorsports, Inc.	4,900	97,167

		6,049,175

Household Durables 0.8%
Helen of Troy Ltd.*	13,900	1,441,291
Lifetime Brands, Inc.	29,600	446,072
M/I Homes, Inc.*	85,445	1,593,549
NACCO Industries, Inc., Class A	3,700	212,417

		3,693,329

Household Products 0.5%
Central Garden & Pet Co., Class A*	136,200	2,218,698

Independent Power and Renewable Electricity Producers 1.3%
Atlantic Power Corp.	223,900	550,794
Dynegy, Inc.*	78,100	1,122,297
Ormat Technologies, Inc.(a)	6,000	247,440
Talen Energy Corp.*(a)	407,800	3,670,200
TerraForm Global, Inc., Class A(a)	270,500	643,790

		6,234,521

Information Technology Services 1.5%
Everi Holdings, Inc.*	158,500	362,965
EVERTEC, Inc.	102,660	1,435,187
Forrester Research, Inc.	41,635	1,399,352
Sykes Enterprises, Inc.*	58,000	1,750,440
TeleTech Holdings, Inc.	11,100	308,136
WEX, Inc.*	18,250	1,521,320

		6,777,400

Insurance 3.2%
American Equity Investment Life Holding Co.	89,900	1,510,320
AMERISAFE, Inc.	28,000	1,471,120
AmTrust Financial Services, Inc.	35,112	908,699
Aspen Insurance Holdings Ltd.	18,000	858,600
Assured Guaranty Ltd.	13,900	351,670
CNO Financial Group, Inc.	188,800	3,383,296
Fidelity & Guaranty Life	9,700	254,528
First American Financial Corp.(a)	19,400	739,334
Horace Mann Educators Corp.	2,600	82,394
Maiden Holdings Ltd.(a)	76,100	984,734
Selective Insurance Group, Inc.	22,600	827,386
Stewart Information Services Corp.	78,400	2,844,352
United Fire Group, Inc.	9,600	420,672

		14,637,105

Internet & Catalog Retail 0.1%
Liberty TripAdvisor Holdings, Inc., Series A*	22,100	489,736

Internet Software & Services 0.7%
Blucora, Inc.*	36,028	185,904
Everyday Health, Inc.*	128,748	720,989
RetailMeNot, Inc.*	278,300	2,229,183

		3,136,076

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	19,430	2,656,470

Machinery 3.2%
FreightCar America, Inc.	47,500	740,050
Global Brass & Copper Holdings, Inc.	113,100	2,821,845
Hurco Cos., Inc.	3,200	105,568
Hyster-Yale Materials Handling, Inc.	10,100	672,660
John Bean Technologies Corp.	26,125	1,473,711
Kadant, Inc.	29,700	1,341,252
Meritor, Inc.*	157,000	1,265,420
Mueller Industries, Inc.	85,670	2,520,412
Woodward, Inc.	76,220	3,964,964

		14,905,882

Media 0.3%
Journal Media Group, Inc.	7,179	85,861
Sinclair Broadcast Group, Inc., Class A	42,500	1,306,875

		1,392,736

Metals & Mining 0.6%
Commercial Metals Co.	144,100	2,445,377
Schnitzer Steel Industries, Inc., Class A	17,900	330,076

		2,775,453

Multi-Utilities 1.3%
NorthWestern Corp.	51,540	3,182,595
Unitil Corp.	8,000	339,920
Vectren Corp.	52,815	2,670,326

		6,192,841

Oil, Gas & Consumable Fuels 2.0%
Bill Barrett Corp.*(a)	203,400	1,265,148
Callon Petroleum Co.*	288,600	2,554,110
Delek US Holdings, Inc.	104,100	1,586,484
Eclipse Resources Corp.*	192,700	277,488
Green Plains, Inc.	71,300	1,137,948
Infinity Bio-Energy Ltd.* (b)	155,500	0
Oasis Petroleum, Inc.*	24,500	178,360
Panhandle Oil and Gas, Inc., Class A	5,600	96,936
Renewable Energy Group, Inc.*(a)	98,478	929,632
REX American Resources Corp.*(a)	8,400	465,948
Rex Energy Corp.*(a)	270,200	207,595
Stone Energy Corp.*(a)	47,000	37,130
World Fuel Services Corp.	6,800	330,344

		9,067,123

Paper & Forest Products 0.4%
Domtar Corp.	8,000	324,000
P.H. Glatfelter Co.	3,600	74,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	50,100	$1,577,148

		1,975,776

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	17,900	214,800
Impax Laboratories, Inc.*	10,500	336,210
Medicines Co. (The)*(a)	21,400	679,878
Revance Therapeutics, Inc.*(a)	5,200	90,792
Zynerba Pharmaceuticals, Inc.*(a)	47,300	446,985

		1,768,665

Professional Services 1.5%
CRA International, Inc.*	11,300	221,932
Heidrick & Struggles International, Inc.	38,800	919,560
Kelly Services, Inc., Class A	63,200	1,208,384
Korn/Ferry International	76,500	2,164,185
Resources Connection, Inc.	43,900	683,084
RPX Corp.*	49,000	551,740
TriNet Group, Inc.*	31,500	452,025
TrueBlue, Inc.*	30,400	794,960

		6,995,870

Real Estate Investment Trusts (REITs) 12.5%
AG Mortgage Investment Trust, Inc.	9,400	122,858
Agree Realty Corp.	6,500	250,055
American Assets Trust, Inc.	8,200	327,344
American Campus Communities, Inc.	25,800	1,214,922
Armada Hoffler Properties, Inc.	13,100	147,375
ARMOUR Residential REIT, Inc.	29,100	626,523
Ashford Hospitality Prime, Inc.	48,017	560,358
Ashford Hospitality Trust, Inc.	402,400	2,567,312
Blackstone Mortgage Trust, Inc., Class A	66,550	1,787,533
Bluerock Residential Growth REIT, Inc.	19,900	216,512
Capstead Mortgage Corp.	327,400	3,237,986
Cedar Realty Trust, Inc.	95,000	686,850
Chatham Lodging Trust	17,600	377,168
Chesapeake Lodging Trust	28,900	764,694
CoreSite Realty Corp.	20,100	1,407,201
Cousins Properties, Inc.	194,700	2,020,986
CubeSmart	66,655	2,219,612
DCT Industrial Trust, Inc.	54,300	2,143,221
DiamondRock Hospitality Co.	225,500	2,282,060
EastGroup Properties, Inc.	3,100	187,147
Education Realty Trust, Inc.	18,333	762,653
EPR Properties	4,300	286,466
Extra Space Storage, Inc.	10,300	962,638
FelCor Lodging Trust, Inc.	21,000	170,520
First Industrial Realty Trust, Inc.	126,200	2,869,788
Franklin Street Properties Corp.	7,300	77,453
GEO Group, Inc. (The)	101,191	3,508,292
Government Properties Income Trust	6,700	119,595
Gramercy Property Trust	158,500	1,339,325
Hudson Pacific Properties, Inc.	14,200	410,664
InfraREIT, Inc.	116,400	1,984,620
Kite Realty Group Trust	110,150	3,052,257
National Storage Affiliates Trust	22,700	481,240
NorthStar Realty Europe Corp.	113,587	1,317,609
NorthStar Realty Finance Corp.	40,912	536,765
Orchid Island Capital, Inc.	58,300	604,571
Parkway Properties, Inc.	61,800	967,788
QTS Realty Trust, Inc., Class A	10,400	492,752
RAIT Financial Trust	415,100	1,303,414
Ramco-Gershenson Properties Trust	18,500	333,555
Redwood Trust, Inc.	118,600	1,551,288
Retail Opportunity Investments Corp.	143,800	2,893,256
Rexford Industrial Realty, Inc.	28,100	510,296
Silver Bay Realty Trust Corp.	31,900	473,715
Summit Hotel Properties, Inc.	245,900	2,943,423
Sun Communities, Inc.	8,700	623,007
Sunstone Hotel Investors, Inc.	118,074	1,653,036
Xenia Hotels & Resorts, Inc.	128,800	2,011,856

		57,389,559

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	23,000	843,640

Road & Rail 1.6%
ArcBest Corp.	86,600	1,869,694
Genesee & Wyoming, Inc., Class A*	28,481	1,785,759
Werner Enterprises, Inc.	72,895	1,979,828
YRC Worldwide, Inc.*	166,800	1,554,576

		7,189,857

Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega Semiconductor Ltd.*	11,353	134,533
Amkor Technology, Inc.*	539,800	3,179,422
CEVA, Inc.*	90,300	2,031,750
Cohu, Inc.	25,500	302,940
Cypress Semiconductor Corp.*(a)	190,010	1,645,487
First Solar, Inc.*	27,200	1,862,384
IXYS Corp.	99,800	1,119,756
MKS Instruments, Inc.	3,400	128,010
Sigma Designs, Inc.*	32,200	218,960
Ultra Clean Holdings, Inc.*	180,100	965,336
Xcerra Corp.*	58,700	382,724

		11,971,302

Software 4.0%
A10 Networks, Inc.*	104,900	621,008
CommVault Systems, Inc.*	62,945	2,717,336
EnerNOC, Inc.*	53,600	400,928
Mentor Graphics Corp.	19,900	404,567
PTC, Inc.*	76,450	2,535,082
Qlik Technologies, Inc.*(a)	81,865	2,367,536
RingCentral, Inc., Class A*	5,900	92,925
Rovi Corp.*	198,880	4,079,029
Take-Two Interactive Software, Inc.*(a)	97,900	3,687,893
Tangoe, Inc.*	203,850	1,608,376

		18,514,680

Specialty Retail 2.9%
Abercrombie & Fitch Co., Class A(a)	49,000	1,545,460
Caleres, Inc.	87,767	2,482,928
Cato Corp. (The), Class A	21,300	821,115
Children’s Place, Inc. (The)	36,700	3,063,349
Hibbett Sports, Inc.*(a)	73,000	2,620,700
Office Depot, Inc.*	339,400	2,409,740
Tilly’s, Inc., Class A*	37,000	247,530

		13,190,822

Textiles, Apparel & Luxury Goods 1.7%
Fossil Group, Inc.*	32,100	1,425,882
Movado Group, Inc.	60,990	1,679,054
Oxford Industries, Inc.	28,965	1,947,317
Perry Ellis International, Inc.*	23,100	425,271
Steven Madden Ltd.*	60,670	2,247,217

		7,724,741

Thrifts & Mortgage Finance 2.3%
BankFinancial Corp.	4,800	56,736
Charter Financial Corp.	24,500	330,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	44,700	$787,614
First Defiance Financial Corp.	9,200	353,372
Flagstar Bancorp, Inc.*	128,557	2,758,833
HomeStreet, Inc.*	105,000	2,185,050
Meta Financial Group, Inc.	19,800	902,880
PennyMac Financial Services, Inc., Class A*	80,000	940,800
Provident Financial Services, Inc.	15,600	314,964
United Community Financial Corp.	23,800	139,706
Walker & Dunlop, Inc.*	75,600	1,834,812
WSFS Financial Corp.	3,200	104,064

		10,709,581

Water Utilities 0.3%
American States Water Co.	18,000	708,480
Artesian Resources Corp., Class A	3,800	106,248
California Water Service Group(a)	14,200	379,424
Consolidated Water Co., Ltd.	15,700	191,069

		1,385,221

Total Common Stocks (cost $408,652,629)		450,333,056

Repurchase Agreements 4.5%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $3,000,540, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $3,060,000.(c)	$3,000,000	3,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $3,725,605, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $3,800,087.(c)	3,725,574	3,725,574
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $10,000,128, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $10,200,130.(c)	10,000,000	10,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $4,000,037, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $4,080,000.(c)	4,000,000	4,000,000

Total Repurchase Agreements (cost $20,725,574)		20,725,574

Total Investments (cost $429,378,203) (d) — 102.2%		471,058,630
Liabilities in excess of other assets — (2.2%)		(10,313,259)

NET ASSETS — 100.0%		$460,745,371

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $31,621,797, which was collateralized by repurchase agreements with a value of $20,725,574 and $11,666,136 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 04/07/16 - 08/15/45, a total market value of $32,391,710.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $20,725,574.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $431,177,682, tax unrealized appreciation and depreciation were $78,262,220 and $(38,381,272), respectively.

Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
42	Russell 2000 Mini Future	06/17/16	$4,660,320	$199,961

At March 31, 2016, the fund had $410,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,998,448	$—	$—	$10,998,448
Air Freight & Logistics	1,745,751	—	—	1,745,751
Airlines	3,045,326	—	—	3,045,326
Auto Components	6,771,217	—	—	6,771,217
Banks	66,051,614	—	—	66,051,614
Biotechnology	2,395,409	—	—	2,395,409
Building Products	3,424,602	—	—	3,424,602
Capital Markets	8,016,988	—	—	8,016,988
Chemicals	6,602,024	—	—	6,602,024
Commercial Services & Supplies	10,868,247	—	—	10,868,247
Communications Equipment	8,568,344	—	—	8,568,344
Construction & Engineering	3,566,032	—	—	3,566,032
Consumer Finance	2,905,728	—	—	2,905,728
Containers & Packaging	2,238,191	—	—	2,238,191
Diversified Consumer Services	3,458,388	—	—	3,458,388
Diversified Financial Services	3,775,410	—	—	3,775,410
Diversified Telecommunication Services	4,468,597	—	—	4,468,597
Electric Utilities	11,724,986	—	—	11,724,986
Electrical Equipment	4,267,623	—	—	4,267,623
Electronic Equipment, Instruments & Components	17,615,519	—	—	17,615,519
Energy Equipment & Services	6,893,945	—	—	6,893,945
Food & Staples Retailing	5,952,346	—	—	5,952,346
Food Products	5,439,799	—	—	5,439,799
Gas Utilities	6,172,881	—	—	6,172,881
Health Care Equipment & Supplies	9,789,529	—	—	9,789,529
Health Care Providers & Services	13,689,853	—	—	13,689,853
Hotels, Restaurants & Leisure	6,049,175	—	—	6,049,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$3,693,329	$—	$—	$3,693,329
Household Products	2,218,698	—	—	2,218,698
Independent Power and Renewable Electricity Producers	6,234,521	—	—	6,234,521
Information Technology Services	6,777,400	—	—	6,777,400
Insurance	14,637,105	—	—	14,637,105
Internet & Catalog Retail	489,736	—	—	489,736
Internet Software & Services	3,136,076	—	—	3,136,076
Life Sciences Tools & Services	2,656,470	—	—	2,656,470
Machinery	14,905,882	—	—	14,905,882
Media	1,392,736	—	—	1,392,736
Metals & Mining	2,775,453	—	—	2,775,453
Multi-Utilities	6,192,841	—	—	6,192,841
Oil, Gas & Consumable Fuels	9,067,123	—	—	9,067,123
Paper & Forest Products	1,975,776	—	—	1,975,776
Pharmaceuticals	1,768,665	—	—	1,768,665
Professional Services	6,995,870	—	—	6,995,870
Real Estate Investment Trusts (REITs)	57,389,559	—	—	57,389,559
Real Estate Management & Development	843,640	—	—	843,640
Road & Rail	7,189,857	—	—	7,189,857
Semiconductors & Semiconductor Equipment	11,971,302	—	—	11,971,302
Software	18,514,680	—	—	18,514,680
Specialty Retail	13,190,822	—	—	13,190,822
Textiles, Apparel & Luxury Goods	7,724,741	—	—	7,724,741
Thrifts & Mortgage Finance	10,709,581	—	—	10,709,581
Water Utilities	1,385,221	—	—	1,385,221

Total Common Stocks	$450,333,056	$—	$—	$450,333,056

Futures Contracts	199,961	—	—	199,961
Repurchase Agreements	—	20,725,574	—	20,725,574

Total	$450,533,017	$20,725,574	$—	$471,258,591

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2016, the Fund held one Common Stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$199,961

Total		$199,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.4%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BERMUDA 1.3%
Insurance 1.3%
Argo Group International Holdings Ltd.	29,131	1,671,828
Endurance Specialty Holdings Ltd.	13,221	863,860
Maiden Holdings Ltd.(b)	53,244	688,977
RenaissanceRe Holdings Ltd.	6,100	730,963
Validus Holdings Ltd.	21,382	1,009,017

		4,964,645

Oil, Gas & Consumable Fuels 0.0%†
Frontline Ltd.(b)	20,000	167,400
Infinity Bio-Energy Ltd.*(a)	94,500	0

		167,400

		5,132,045

CANADA 0.4%
Beverages 0.2%
Cott Corp.	47,469	659,344

Internet Software & Services 0.2%
Shopify, Inc., Class A*	31,202	880,208

Paper & Forest Products 0.0%†
Resolute Forest Products, Inc.*	37,552	206,912

Pharmaceuticals 0.0%†
Aralez Pharmaceuticals, Inc.*(b)	26,863	95,364

		1,841,828

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

GREECE 0.2%
Marine 0.0%†
Safe Bulkers, Inc.	41,829	33,610

Oil, Gas & Consumable Fuels 0.2%
Aegean Marine Petroleum Network, Inc.	106,559	806,651

		840,261

IRELAND 0.3%
Life Sciences Tools & Services 0.2%
ICON PLC*	14,636	1,099,164

Oil, Gas & Consumable Fuels 0.1%
Ardmore Shipping Corp.	38,280	323,466

		1,422,630

ISRAEL 0.4%
Electronic Equipment, Instruments & Components 0.2%
Orbotech Ltd.*	38,200	908,396

Semiconductors & Semiconductor Equipment 0.2%
Tower Semiconductor Ltd.*(b)	71,293	864,071

		1,772,467

LUXEMBOURG 0.6%
Chemicals 0.1%
Orion Engineered Carbons SA	39,272	554,521

Diversified Telecommunication Services 0.1%
Intelsat SA*(b)	130,818	329,661

Software 0.4%
Globant SA*(b)	47,078	1,452,827

		2,337,009

MONACO 0.3%
Marine 0.0%†
Navios Maritime Holdings, Inc.	53,832	60,830

Oil, Gas & Consumable Fuels 0.3%
Navios Maritime Acquisition Corp.	204,115	324,543
Scorpio Tankers, Inc.	132,332	771,496

		1,096,039

		1,156,869

NETHERLANDS 0.1%
Energy Equipment & Services 0.1%
Core Laboratories NV(b)	3,180	357,464

NORWAY 0.0%†
Marine 0.0%†
Golden Ocean Group Ltd.*(b)	42,700	29,677

PUERTO RICO 0.4%
Banks 0.4%
First BanCorp*	138,331	403,927
OFG Bancorp	76,019	531,372
Popular, Inc.	18,355	525,137

		1,460,436

SINGAPORE 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
Kulicke & Soffa Industries, Inc.*	13,951	157,925

SWITZERLAND 0.2%
Insurance 0.1%
Allied World Assurance Co. Holdings AG	11,905	415,961

Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA REG	34,379	546,970

		962,931

UNITED KINGDOM 0.5%
Capital Markets 0.1%
OM Asset Management PLC	44,808	598,187

Health Care Equipment & Supplies 0.1%
STERIS PLC	6,590	468,220

Information Technology Services 0.1%
Travelport Worldwide Ltd.	36,400	497,224

Metals & Mining 0.2%
Ferroglobe PLC(b)	71,518	630,073

		2,193,704

UNITED STATES 91.7%
Aerospace & Defense 2.7%
Aerovironment, Inc.*(b)	41,130	1,164,802
Curtiss-Wright Corp.	31,147	2,356,893
Engility Holdings, Inc.*	63,781	1,196,532
Esterline Technologies Corp.*	20,314	1,301,518
Moog, Inc., Class A*	30,065	1,373,369
Orbital ATK, Inc.(b)	9,600	834,624
Teledyne Technologies, Inc.*	22,142	1,951,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Aerospace & Defense (continued)
Triumph Group, Inc.	9,884	$311,148
Vectrus, Inc.*	35,974	818,409

		11,308,891

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	19,300	815,811
Hub Group, Inc., Class A*	20,427	833,217
Park-Ohio Holdings Corp.	20,573	880,936

		2,529,964

Airlines 0.6%
Allegiant Travel Co.	9,487	1,689,256
SkyWest, Inc.	40,460	808,795

		2,498,051

Auto Components 1.3%
Cooper-Standard Holding, Inc.*	21,515	1,545,637
Goodyear Tire & Rubber Co. (The)	33,180	1,094,276
Modine Manufacturing Co.*	77,351	851,635
Spartan Motors, Inc.	28,387	112,129
Standard Motor Products, Inc.	12,400	429,660
Stoneridge, Inc.*	61,464	894,916
Tower International, Inc.	19,187	521,886

		5,450,139

Banks 10.6%
Banc of California, Inc.	46,189	808,308
BancFirst Corp.	11,530	657,556
BBCN Bancorp, Inc.	47,455	720,841
Berkshire Hills Bancorp, Inc.	79,097	2,126,918
BNC Bancorp	28,928	610,959
Brookline Bancorp, Inc.	140,382	1,545,606
Capital City Bank Group, Inc.	6,043	88,167
Carolina Financial Corp.	2,758	51,188
Central Pacific Financial Corp.	46,181	1,005,360
Chemical Financial Corp. (b)	30,444	1,086,546
Eagle Bancorp, Inc.*	6,229	298,992
East West Bancorp, Inc.	6,604	214,498
FCB Financial Holdings, Inc., Class A*	6,954	231,290
First Busey Corp.	66,280	1,357,414
First Business Financial Services, Inc.	11,562	265,117
First Connecticut Bancorp, Inc.	24,263	387,237
First Financial Bancorp	130,453	2,371,636
First Foundation, Inc.*	4,400	98,692
First Internet Bancorp	2,103	49,147
First Merchants Corp.	33,975	800,791
First Midwest Bancorp, Inc.	85,928	1,548,423
First NBC Bank Holding Co.*	5,701	117,384
Franklin Financial Network, Inc.*	29,713	802,251
Fulton Financial Corp.	36,036	482,162
Great Western Bancorp, Inc.	85,911	2,342,793
Hanmi Financial Corp.	34,903	768,564
IBERIABANK Corp.	43,258	2,217,838
Lakeland Financial Corp.	12,974	593,950
National Bank Holdings Corp., Class A	74,692	1,522,970
Old National Bancorp	193,747	2,361,776
Pacific Premier Bancorp, Inc.*	37,975	811,526
Pinnacle Financial Partners, Inc.	19,638	963,440
PrivateBancorp, Inc.	25,063	967,432
ServisFirst Bancshares, Inc.	11,378	505,183
Signature Bank*	6,518	887,230
Simmons First National Corp., Class A	8,531	384,492
Southside Bancshares, Inc.	22,564	588,243
Sterling Bancorp	35,305	562,409
Stonegate Bank	16,217	485,861
Talmer Bancorp, Inc., Class A	93,938	1,699,338
TCF Financial Corp.	21,616	265,012
TriCo Bancshares	38,485	974,440
TriState Capital Holdings, Inc.*	64,543	813,242
WashingtonFirst Bankshares, Inc.	3,300	72,105
WesBanco, Inc.	74,627	2,217,168
Western Alliance Bancorp*	104,680	3,494,219
Wintrust Financial Corp.	11,788	522,680
Yadkin Financial Corp.	28,694	679,187

		44,427,581

Biotechnology 1.0%
Calithera Biosciences, Inc.*	2,100	11,928
Eagle Pharmaceuticals, Inc.*(b)	11,173	452,507
Emergent BioSolutions, Inc.*	18,059	656,445
Fate Therapeutics, Inc.*	22,578	40,640
Ignyta, Inc.*	13,600	92,072
Navidea Biopharmaceuticals, Inc.*(b)	39,900	37,686
Neurocrine Biosciences, Inc.*	17,218	680,972
Nivalis Therapeutics, Inc.*	7,200	30,024
Peregrine Pharmaceuticals, Inc.*(b)	54,200	22,791
Repligen Corp.*	28,885	774,695
Rigel Pharmaceuticals, Inc.*	100,269	208,560
Stemline Therapeutics, Inc.*	9,740	45,388
Ultragenyx Pharmaceutical, Inc.*	9,095	575,804
Verastem, Inc.*	33,810	53,420
Versartis, Inc.*	39,245	314,745
XOMA Corp.*(b)	46,700	36,099

		4,033,776

Building Products 2.5%
A.O. Smith Corp.	30,720	2,344,243
American Woodmark Corp.*	8,510	634,761
Apogee Enterprises, Inc. (b)	20,001	877,844
Continental Building Products, Inc.*	43,923	815,211
Lennox International, Inc.	17,833	2,410,843
Masonite International Corp.*	17,470	1,144,285
NCI Building Systems, Inc.*	47,020	667,684
PGT, Inc.*	67,731	666,473
Ply Gem Holdings, Inc.*	48,898	687,017

		10,248,361

Capital Markets 1.6%
Cohen & Steers, Inc.	15,130	588,860
Hercules Capital, Inc.(b)	59,002	708,614
INTL. FCStone, Inc.*	25,328	677,017
KCG Holdings, Inc., Class A*	64,845	774,897
Moelis & Co., Class A	9,656	272,589
Oppenheimer Holdings, Inc., Class A	16,096	253,995
Solar Capital Ltd.	40,149	693,775
TCP Capital Corp.	51,179	763,078
TICC Capital Corp.	125,500	602,400
TriplePoint Venture Growth BDC Corp.	63,431	666,026
Walter Investment Management Corp.*(b)	73,670	562,839

		6,564,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Chemicals 1.8%
AgroFresh Solutions, Inc.*	38,778	$248,179
American Vanguard Corp.*	55,437	874,796
Axiall Corp.	43,000	939,120
Ferro Corp.*	54,926	651,972
Kraton Performance Polymers, Inc.*	102,454	1,772,454
Minerals Technologies, Inc.	12,878	732,114
Olin Corp.	34,502	599,300
OMNOVA Solutions, Inc.*	45,941	255,432
Stepan Co.	21,654	1,197,250

		7,270,617

Commercial Services & Supplies 0.9%
ARC Document Solutions, Inc.*	94,106	423,477
Civeo Corp.*	33,374	41,050
Deluxe Corp.	9,970	623,025
Ennis, Inc.	31,167	609,315
Healthcare Services Group, Inc.	25,633	943,550
InnerWorkings, Inc.*	52,428	416,803
Quad/Graphics, Inc.	58,537	757,469

		3,814,689

Communications Equipment 3.3%
ADTRAN, Inc.	97,746	1,976,425
Bel Fuse, Inc., Class B	8,473	123,706
Brocade Communications Systems, Inc.	27,225	288,041
Calix, Inc.*	114,015	808,366
EMCORE Corp.*	94,670	473,350
Extreme Networks, Inc.*	363,347	1,130,009
Finisar Corp.*(b)	103,003	1,878,775
Harmonic, Inc.*(b)	255,346	834,981
Ixia*	20,316	253,137
KVH Industries, Inc.*	3,100	29,605
NETGEAR, Inc.*	18,236	736,187
Novatel Wireless, Inc.*	7,676	13,587
Oclaro, Inc.*(b)	117,766	635,936
PC-Tel, Inc.	3,500	16,730
Polycom, Inc.*	140,449	1,566,006
ShoreTel, Inc.*	101,067	751,938
Sonus Networks, Inc.*	137,937	1,038,666
Viavi Solutions, Inc.*	142,749	979,258

		13,534,703

Construction & Engineering 0.9%
Ameresco, Inc., Class A*	11,536	55,027
Dycom Industries, Inc.*(b)	20,490	1,325,088
Granite Construction, Inc.	20,300	970,340
MasTec, Inc.*	50,920	1,030,621
Northwest Pipe Co.*	13,205	121,750
Orion Marine Group, Inc.*	56,322	291,748

		3,794,574

Construction Materials 0.5%
Headwaters, Inc.*	51,526	1,022,276
US Concrete, Inc.*	18,297	1,090,135

		2,112,411

Consumer Finance 0.3%
Encore Capital Group, Inc.*	30,227	778,043
Enova International, Inc.*	34,238	216,042
PRA Group, Inc.*(b)	14,878	437,264

		1,431,349

Containers & Packaging 0.5%
Berry Plastics Group, Inc.*	37,685	1,362,313
Crown Holdings, Inc.*	11,468	568,698

		1,931,011

Distributors 0.5%
Core-Mark Holding Co., Inc.	13,982	1,140,371
Pool Corp.	9,940	872,136
VOXX International Corp.*	46,925	209,755

		2,222,262

Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	43,516	2,818,966
K12, Inc.*	37,100	366,919

		3,185,885

Diversified Financial Services 0.6%
MarketAxess Holdings, Inc.(b)	18,521	2,311,976

Electric Utilities 2.4%
ALLETE, Inc.	15,468	867,291
El Paso Electric Co.	11,900	545,972
IDACORP, Inc.	23,674	1,765,844
PNM Resources, Inc.	94,735	3,194,463
Portland General Electric Co.(b)	78,936	3,117,183
Spark Energy, Inc., Class A(b)	16,603	298,854

		9,789,607

Electrical Equipment 0.2%
American Superconductor Corp.*(b)	7,411	56,324
Capstone Turbine Corp.*(b)	6,700	10,720
General Cable Corp.	54,433	664,627
Global Power Equipment Group, Inc.*	22,161	44,322
Powell Industries, Inc.	7,789	232,190

		1,008,183

Electronic Equipment, Instruments & Components 1.5%
Benchmark Electronics, Inc.*	79,396	1,830,078
Control4 Corp.*(b)	43,474	346,053
ePlus, Inc.*	10,829	871,843
Kemet Corp.*	67,599	130,466
Key Tronic Corp.*	4,700	33,605
Neonode, Inc.*(b)	133,721	272,791
PC Connection, Inc.	18,000	464,580
QLogic Corp.*	52,360	703,718
Sanmina Corp.*	30,400	710,752
TTM Technologies, Inc.*	83,263	553,699
Vishay Precision Group, Inc.*	16,291	228,237

		6,145,822

Energy Equipment & Services 1.1%
Archrock, Inc.	126,707	1,013,656
Aspen Aerogels, Inc.*	9,700	43,650
C&J Energy Services Ltd.*	163,400	230,394
Fairmount Santrol Holdings, Inc.*(b)	46,659	117,114
Gulf Island Fabrication, Inc.	34,575	271,414
Helix Energy Solutions Group, Inc.*	7,800	43,680
Independence Contract Drilling, Inc.*(b)	40,604	193,681
ION Geophysical Corp.*	1,369	11,062
Key Energy Services, Inc.*(b)	488,755	180,546
Matrix Service Co.*	85,566	1,514,518
Parker Drilling Co.*	78,788	167,031
Patterson-UTI Energy, Inc.	39,305	692,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Energy Equipment & Services (continued)
Pioneer Energy Services Corp.*(b)	34,892	$76,762

		4,556,062

Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	6,990	792,107
SpartanNash Co.	25,390	769,571

		1,561,678

Food Products 0.9%
Fresh Del Monte Produce, Inc.	24,591	1,034,543
J&J Snack Foods Corp.	8,134	880,750
Sanderson Farms, Inc.(b)	7,905	712,873
Snyder’s-Lance, Inc.	34,272	1,078,882

		3,707,048

Gas Utilities 0.8%
ONE Gas, Inc.	20,838	1,273,202
South Jersey Industries, Inc.(b)	38,768	1,102,950
Southwest Gas Corp.	13,959	919,200

		3,295,352

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	9,043	857,367
Analogic Corp.	12,900	1,019,229
AngioDynamics, Inc.*	63,332	778,350
Cantel Medical Corp.	27,995	1,997,724
Derma Sciences, Inc.*	35,139	108,931
DexCom, Inc.*	15,340	1,041,739
EndoChoice Holdings, Inc.*(b)	24,901	129,734
Exactech, Inc.*	22,269	451,170
Haemonetics Corp.*	35,558	1,243,819
Inogen, Inc.*	22,926	1,031,211
Integra LifeSciences Holdings Corp.*	43,270	2,914,668
Invacare Corp.(b)	61,741	813,129
K2M Group Holdings, Inc.*	15,944	236,450
Lantheus Holdings, Inc.*(b)	26,884	50,811
Merit Medical Systems, Inc.*	32,156	594,564
Neogen Corp.*	15,532	782,036
NuVasive, Inc.*	14,439	702,457
Penumbra, Inc.*	862	39,652
Unilife Corp.*	56,296	38,281
West Pharmaceutical Services, Inc.	19,417	1,345,986

		16,177,308

Health Care Providers & Services 3.6%
Acadia Healthcare Co., Inc.*	32,064	1,767,047
Air Methods Corp.*(b)	18,855	682,928
Amsurg Corp.*	17,043	1,271,408
Centene Corp.*	22,640	1,393,945
Diplomat Pharmacy, Inc.*	21,068	577,263
Ensign Group, Inc. (The)(b)	32,474	735,211
Five Star Quality Care, Inc.*	100,986	231,258
Genesis Healthcare, Inc.*	21,500	49,880
HealthEquity, Inc.*(b)	45,080	1,112,124
Magellan Health, Inc.*	33,064	2,246,037
Owens & Minor, Inc.	53,575	2,165,502
Teladoc, Inc.*	7,100	68,160
VCA, Inc.*	42,098	2,428,633

		14,729,396

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	12,966	171,281
Omnicell, Inc.*	10,997	306,486
Press Ganey Holdings, Inc.*	19,637	590,681
Veeva Systems, Inc., Class A*(b)	38,308	959,233

		2,027,681

Hotels, Restaurants & Leisure 1.9%
Buffalo Wild Wings, Inc.*(b)	3,245	480,649
Caesars Entertainment Corp.*(b)	23,200	157,760
ClubCorp Holdings, Inc.	50,816	713,457
Dave & Buster’s Entertainment, Inc.*	41,335	1,602,970
Del Taco Restaurants, Inc.*	61,514	635,440
Famous Dave’s of America, Inc.*	5,400	32,886
Marriott Vacations Worldwide Corp.	9,300	627,750
Papa John’s International, Inc.(b)	18,635	1,009,830
Popeyes Louisiana Kitchen, Inc.*	11,293	587,914
Texas Roadhouse, Inc.	17,120	746,090
Vail Resorts, Inc.(b)	6,720	898,464
Wingstop, Inc.*(b)	12,651	286,925

		7,780,135

Household Durables 0.7%
Century Communities, Inc.*(b)	45,337	773,903
Hovnanian Enterprises, Inc., Class A*(b)	206,087	321,496
Lifetime Brands, Inc.	6,000	90,420
WCI Communities, Inc.*	90,792	1,686,915

		2,872,734

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.*	29,519	424,188
TerraForm Global, Inc., Class A(b)	32,600	77,588
Vivint Solar, Inc.*(b)	22,700	60,155

		561,931

Information Technology Services 1.4%
Ciber, Inc.*	100,035	211,074
Computer Task Group, Inc.	14,930	76,292
Convergys Corp.	39,676	1,101,803
Datalink Corp.*	44,532	407,022
EPAM Systems, Inc.*	9,024	673,822
Everi Holdings, Inc.*	218,292	499,889
ExlService Holdings, Inc.*	14,000	725,200
Heartland Payment Systems, Inc.	6,155	594,388
Higher One Holdings, Inc.*	42,000	164,220
MoneyGram International, Inc.*	5,173	31,659
Perficient, Inc.*	46,603	1,012,217
Unisys Corp.*(b)	18,147	139,732

		5,637,318

Insurance 4.5%
American Equity Investment Life Holding Co.	99,700	1,674,960
American Financial Group, Inc.	10,589	745,148
AMERISAFE, Inc.	46,873	2,462,706
Assurant, Inc.	4,770	368,006
CNO Financial Group, Inc.	95,915	1,718,797
Donegal Group, Inc., Class A	1,569	22,562
EMC Insurance Group, Inc.	11,361	291,410
Employers Holdings, Inc.	54,269	1,527,130
Hallmark Financial Services, Inc.*	17,069	196,294
Hanover Insurance Group, Inc. (The)	11,992	1,081,918
Infinity Property & Casualty Corp.	6,300	507,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Insurance (continued)
National General Holdings Corp.	33,649	$726,482
Navigators Group, Inc. (The)*	18,818	1,578,266
Old Republic International Corp.	16,747	306,135
Reinsurance Group of America, Inc.	24,860	2,392,774
RLI Corp.	4,396	293,917
Stewart Information Services Corp.	40,031	1,452,325
United Fire Group, Inc.	27,382	1,199,879

		18,545,859

Internet & Catalog Retail 0.3%
EVINE Live, Inc.*	32,500	38,025
FTD Cos., Inc.*	30,641	804,327
Wayfair, Inc., Class A*	6,920	299,082

		1,141,434

Internet Software & Services 2.5%
Bazaarvoice, Inc.*(b)	4,800	15,120
Benefitfocus, Inc.*	24,327	811,305
Blucora, Inc.*	90,900	469,044
CoStar Group, Inc.*	15,837	2,980,048
Everyday Health, Inc.*	155,876	872,906
GTT Communications, Inc.*	51,138	845,823
j2 Global, Inc.(b)	11,045	680,151
Limelight Networks, Inc.*	111,410	201,652
Marin Software, Inc.*(b)	41,779	126,173
Monster Worldwide, Inc.*(b)	68,207	222,355
Q2 Holdings, Inc.*	9,320	224,053
QuinStreet, Inc.*	80,489	275,272
RetailMeNot, Inc.*	88,279	707,115
Rightside Group Ltd.*	8,900	71,645
Web.com Group, Inc.*	45,970	911,125
WebMD Health Corp.*	12,070	755,944

		10,169,731

Leisure Products 0.6%
Callaway Golf Co.	162,444	1,481,489
Johnson Outdoors, Inc., Class A	7,528	167,272
Vista Outdoor, Inc.*	17,600	913,616

		2,562,377

Life Sciences Tools & Services 0.4%
Cambrex Corp.*	9,730	428,120
INC Research Holdings, Inc., Class A*	17,575	724,266
VWR Corp.*	13,067	353,593

		1,505,979

Machinery 1.9%
Accuride Corp.*	3,328	5,158
Astec Industries, Inc.	19,040	888,597
Briggs & Stratton Corp.	46,877	1,121,298
Chart Industries, Inc.*	19,100	414,852
EnPro Industries, Inc.	10,000	576,800
FreightCar America, Inc.	70,501	1,098,406
Graco, Inc.	6,950	583,522
Hyster-Yale Materials Handling, Inc.	20,413	1,359,507
John Bean Technologies Corp.	10,440	588,920
LB Foster Co., Class A	13,633	247,575
Middleby Corp. (The)*	7,525	803,444
Proto Labs, Inc.*	3,760	289,858
Twin Disc, Inc.	4,400	44,572

		8,022,509

Marine 0.0%†
Scorpio Bulkers, Inc.*	27,051	88,727

Media 1.9%
AMC Entertainment Holdings, Inc., Class A	24,837	695,188
DreamWorks Animation SKG, Inc., Class A*	11,300	281,935
Harte-Hanks, Inc.	10,800	27,324
Live Nation Entertainment, Inc.*	26,489	590,970
Madison Square Garden Co. (The), Class A*	3,269	543,831
MDC Partners, Inc., Class A (b)	39,546	933,286
New York Times Co. (The), Class A	98,682	1,229,578
Scholastic Corp. (b)	40,732	1,522,154
Sizmek, Inc.*	20,276	58,800
Time, Inc.	112,621	1,738,867
Townsquare Media, Inc., Class A*	2,000	22,420
Tribune Publishing Co.	47,480	366,546

		8,010,899

Metals & Mining 0.5%
Cliffs Natural Resources, Inc.*(b)	83,199	249,597
Commercial Metals Co.(b)	46,264	785,100
Olympic Steel, Inc.(b)	3,897	67,457
Ryerson Holding Corp.*(b)	8,996	50,018
SunCoke Energy, Inc.	103,682	673,933
Synalloy Corp.	13,370	105,890
TimkenSteel Corp.(b)	16,327	148,576

		2,080,571

Multi-Utilities 0.5%
Avista Corp.	40,588	1,655,179
Unitil Corp.	12,500	531,125

		2,186,304

Oil, Gas & Consumable Fuels 2.4%
Abraxas Petroleum Corp.*(b)	50,147	50,648
Callon Petroleum Co.*	65,526	579,905
Clean Energy Fuels Corp.*	114,300	334,899
Cloud Peak Energy, Inc.*(b)	219,463	427,953
Cobalt International Energy, Inc.*	13,900	41,283
Diamondback Energy, Inc.	15,798	1,219,290
Dorian LPG Ltd.*	118,861	1,117,293
Eclipse Resources Corp.*(b)	155,490	223,906
Energen Corp.	20,969	767,256
EP Energy Corp., Class A*(b)	90,802	410,425
Gener8 Maritime, Inc.*	43,018	303,707
Gulfport Energy Corp.*	16,412	465,116
Hallador Energy Co.(b)	15,438	70,552
Memorial Resource Development Corp.*	62,792	639,223
Par Pacific Holdings, Inc.*(b)	8,863	166,270
Parsley Energy, Inc., Class A*	18,262	412,721
PBF Energy, Inc., Class A	29,352	974,486
Rex Energy Corp.*	94,800	72,835
Ring Energy, Inc.*(b)	67,767	342,223
Sanchez Energy Corp.*	86,564	475,236
Targa Resources Corp.	6,000	179,160
World Fuel Services Corp.	9,836	477,833

		9,752,220

Personal Products 0.2%
Edgewell Personal Care Co.	7,500	603,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Personal Products (continued)
Elizabeth Arden, Inc.*(b)	5,183	$42,449

		646,424

Pharmaceuticals 0.3%
Achaogen, Inc.*	2,200	6,072
Depomed, Inc.*	19,010	264,809
Lannett Co., Inc.*(b)	30,700	550,451
Prestige Brands Holdings, Inc.*	11,360	606,511

		1,427,843

Professional Services 1.1%
CDI Corp.	42,361	266,027
CRA International, Inc.*	8,457	166,095
Heidrick & Struggles International, Inc.	18,956	449,257
Kelly Services, Inc., Class A	45,211	864,434
Kforce, Inc.	17,863	349,758
ManpowerGroup, Inc.	3,498	284,807
On Assignment, Inc.*	30,535	1,127,353
TransUnion*	31,783	877,529

		4,385,260

Real Estate Investment Trusts (REITs) 7.6%
American Assets Trust, Inc.	21,794	870,016
Apartment Investment & Management Co., Class A	16,800	702,576
Ashford Hospitality Prime, Inc.	49,044	572,343
Ashford Hospitality Trust, Inc.	85,467	545,279
Brandywine Realty Trust	17,189	241,162
CBL & Associates Properties, Inc.	39,635	471,657
Cherry Hill Mortgage Investment Corp.	28,571	404,565
Colony Capital, Inc., Class A	33,922	568,872
CoreSite Realty Corp.	17,474	1,223,355
Cousins Properties, Inc.	163,045	1,692,407
CubeSmart	19,170	638,361
CyrusOne, Inc.	6,620	302,203
DCT Industrial Trust, Inc.	58,135	2,294,588
Douglas Emmett, Inc.	8,577	258,253
Education Realty Trust, Inc.	17,609	732,534
EPR Properties	51,780	3,449,583
Equity Commonwealth*	28,700	809,914
Equity One, Inc.	68,422	1,960,975
Healthcare Trust of America, Inc., Class A	22,705	667,981
Highwoods Properties, Inc.	55,292	2,643,511
InfraREIT, Inc.	41,211	702,648
iStar, Inc.*	75,154	725,988
LTC Properties, Inc.	12,700	574,548
One Liberty Properties, Inc.	15,071	337,741
Owens Realty Mortgage, Inc.	2,000	31,940
Paramount Group, Inc.	44,600	711,370
Rayonier, Inc.	40,317	995,024
Retail Opportunity Investments Corp.	101,580	2,043,790
Starwood Property Trust, Inc.	18,487	349,959
STORE Capital Corp.	70,130	1,814,964
Summit Hotel Properties, Inc.	83,581	1,000,465
Tanger Factory Outlet Centers, Inc.	20,100	731,439
Taubman Centers, Inc.	4,952	352,731
Weingarten Realty Investors	10,206	382,929

		31,805,671

Real Estate Management & Development 0.5%
RE/MAX Holdings, Inc., Class A	59,134	2,028,296

Road & Rail 0.2%
Celadon Group, Inc.	10,600	111,088
Saia, Inc.*	25,700	723,455
USA Truck, Inc.*	2,300	43,332

		877,875

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	30,220	1,051,354
Applied Micro Circuits Corp.*(b)	137,944	891,118
Cavium, Inc.*	32,403	1,981,767
Cohu, Inc.	60,852	722,922
Cypress Semiconductor Corp.*(b)	47,504	411,385
FormFactor, Inc.*	106,029	770,831
Kopin Corp.*	11,834	19,644
Microsemi Corp.*(b)	29,545	1,131,869
Monolithic Power Systems, Inc.	42,391	2,697,764
Pixelworks, Inc.*	108,728	238,114
Sigma Designs, Inc.*	114,932	781,538
Tessera Technologies, Inc.	26,400	818,400
Xcerra Corp.*	114,274	745,066

		12,261,772

Software 5.2%
Ellie Mae, Inc.*	16,831	1,525,562
EnerNOC, Inc.*	31,293	234,072
Guidewire Software, Inc.*	49,820	2,714,194
HubSpot, Inc.*	45,660	1,991,689
Imperva, Inc.*(b)	12,004	606,202
Manhattan Associates, Inc.*	28,424	1,616,473
Mentor Graphics Corp.	37,194	756,154
Paycom Software, Inc.*(b)	37,227	1,325,281
Paylocity Holding Corp.*(b)	58,274	1,907,891
Proofpoint, Inc.*	38,607	2,076,284
Rovi Corp.*	16,600	340,466
Silver Spring Networks, Inc.*	2,663	39,279
Tyler Technologies, Inc.*(b)	17,349	2,231,255
Ultimate Software Group, Inc. (The)*	16,397	3,172,819
Xura, Inc.*	44,897	883,124
Zynga, Inc., Class A*	142,211	324,241

		21,744,986

Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A(b)	17,500	551,950
America’s Car-Mart, Inc.*(b)	4,500	112,500
Burlington Stores, Inc.*	25,049	1,408,756
Children’s Place, Inc. (The)	21,400	1,786,257
Christopher & Banks Corp.*	14,405	34,428
Citi Trends, Inc.	9,140	162,966
Express, Inc.*	37,612	805,273
GNC Holdings, Inc., Class A	24,000	762,000
hhgregg, Inc.*(b)	18,265	38,539
Lithia Motors, Inc., Class A(b)	16,797	1,466,882
Michaels Cos., Inc. (The)*	34,008	951,204
Monro Muffler Brake, Inc.	13,640	974,851
Murphy USA, Inc.*	400	24,580
Sonic Automotive, Inc., Class A	61,412	1,134,894
Tilly’s, Inc., Class A*	36,862	246,607
West Marine, Inc.*	23,362	212,361

		10,674,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.*	121,170	$819,109
Lexmark International, Inc., Class A	10,009	334,601
Pure Storage, Inc., Class A*(b)	5,100	69,819
Quantum Corp.*(b)	619,896	378,137

		1,601,666

Textiles, Apparel & Luxury Goods 1.4%
Columbia Sportswear Co.	14,532	873,228
G-III Apparel Group Ltd.*	31,445	1,537,347
Kate Spade & Co.*	35,000	893,200
Perry Ellis International, Inc.*	30,947	569,734
Sequential Brands Group, Inc.*	20,511	131,065
Skechers U.S.A., Inc., Class A*	36,864	1,122,509
Steven Madden Ltd.*	20,660	765,246

		5,892,329

Thrifts & Mortgage Finance 2.5%
BofI Holding, Inc.*(b)	25,500	544,170
Flagstar Bancorp, Inc.*	41,031	880,525
HomeStreet, Inc.*	36,900	767,889
Meta Financial Group, Inc.	19,468	887,741
NMI Holdings, Inc., Class A*	86,314	435,886
Provident Financial Services, Inc.(b)	108,992	2,200,548
TrustCo Bank Corp.	135,950	823,857
Walker & Dunlop, Inc.*	28,123	682,545
Washington Federal, Inc.	115,690	2,620,379
WSFS Financial Corp.	20,503	666,758

		10,510,298

Trading Companies & Distributors 0.8%
Beacon Roofing Supply, Inc.*	23,363	958,117
BMC Stock Holdings, Inc.*	39,100	649,842
Houston Wire & Cable Co.	34,537	241,414
Textainer Group Holdings Ltd.	17,205	255,322
Watsco, Inc.	8,671	1,168,330

		3,273,025

		379,716,688

Total Common Stocks (cost $384,140,585)		399,381,937

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1*(a)	19,276	7,903
Mode Media Corp., Escrow, Series M-1*(a)	2,754	523

		8,426

Total Preferred Stocks (cost $109,333)		8,426

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)	$42,256	28,269
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)	1,544	466

Total Corporate Bonds (cost $43,259)		28,735

Rights 0.0%†

	Number of Rights	Market Value
UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp. CVR*	13,694	15,200

Software 0.0%†
BancTec, Inc. CVR*(a)	36,134	0

Total Rights (cost $—)		15,200

Exchange Traded Fund 0.8%

	Shares	Market Value
UNITED STATES 0.8%
iShares Russell 2000 Value ETF(b)	37,053	3,453,710

Total Exchange Traded Fund (cost $3,407,920)		3,453,710

Repurchase Agreements 4.9%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $4,000,720, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $4,080,000.(c)	$4,000,000	4,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $3,365,859, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $3,433,148.(c)	3,365,831	3,365,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $5,000,064, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $5,100,065.(c)	$5,000,000	$5,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $8,100,074, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $8,262,001.(c)	8,100,000	8,100,000

Total Repurchase Agreements (cost $20,465,831)		20,465,831

Total Investments (cost $408,166,928) (d) — 102.1%		423,353,839
Liabilities in excess of other assets — (2.1)%		(8,708,143)

NET ASSETS — 100.0%		$414,645,696

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $31,233,668, which was collateralized by a repurchase agreement with a value of $20,465,831 and $12,013,732 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 04/07/16 - 08/15/45, a total value of $32,479,563.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $20,465,831.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $409,893,689, tax unrealized appreciation and depreciation were $36,912,256 and $(23,452,106), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,308,891	$—	$—	$11,308,891
Air Freight & Logistics	2,529,964	—	—	2,529,964
Airlines	2,498,051	—	—	2,498,051
Auto Components	5,450,139	—	—	5,450,139
Banks	45,888,017	—	—	45,888,017
Beverages	659,344	—	—	659,344
Biotechnology	4,033,776	—	—	4,033,776
Building Products	10,248,361	—	—	10,248,361
Capital Markets	7,162,277	—	—	7,162,277
Chemicals	7,825,138	—	—	7,825,138
Commercial Services & Supplies	3,814,689	—	—	3,814,689
Communications Equipment	13,534,703	—	—	13,534,703
Construction & Engineering	3,794,574	—	—	3,794,574
Construction Materials	2,112,411	—	—	2,112,411
Consumer Finance	1,431,349	—	—	1,431,349
Containers & Packaging	1,931,011	—	—	1,931,011
Distributors	2,222,262	—	—	2,222,262
Diversified Consumer Services	3,185,885	—	—	3,185,885
Diversified Financial Services	2,311,976	—	—	2,311,976
Diversified Telecommunication Services	329,661	—	—	329,661
Electric Utilities	9,789,607	—	—	9,789,607
Electrical Equipment	1,008,183	—	—	1,008,183
Electronic Equipment, Instruments & Components	7,054,218	—	—	7,054,218
Energy Equipment & Services	4,913,526	—	—	4,913,526

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$1,561,678	$—	$—	$1,561,678
Food Products	3,707,048	—	—	3,707,048
Gas Utilities	3,295,352	—	—	3,295,352
Health Care Equipment & Supplies	16,645,528	—	—	16,645,528
Health Care Providers & Services	14,729,396	—	—	14,729,396
Health Care Technology	2,027,681	—	—	2,027,681
Hotels, Restaurants & Leisure	7,780,135	—	—	7,780,135
Household Durables	2,872,734	—	—	2,872,734
Independent Power and Renewable Electricity Producers	561,931	—	—	561,931
Information Technology Services	6,134,542	—	—	6,134,542
Insurance	23,926,465	—	—	23,926,465
Internet & Catalog Retail	1,141,434	—	—	1,141,434
Internet Software & Services	11,049,939	3	—	11,049,942
Leisure Products	2,562,377	—	—	2,562,377
Life Sciences Tools & Services	2,605,143	—	—	2,605,143
Machinery	8,022,509	—	—	8,022,509
Marine	212,844	—	—	212,844
Media	8,010,899	—	—	8,010,899
Metals & Mining	2,710,644	—	—	2,710,644
Multi-Utilities	2,186,304	—	—	2,186,304
Oil, Gas & Consumable Fuels	12,145,776	—	—	12,145,776
Paper & Forest Products	206,912	—	—	206,912
Personal Products	646,424	—	—	646,424
Pharmaceuticals	1,523,207	—	—	1,523,207
Professional Services	4,385,260	—	—	4,385,260
Real Estate Investment Trusts (REITs)	31,805,671	—	—	31,805,671
Real Estate Management & Development	2,028,296	—	—	2,028,296
Road & Rail	877,875	—	—	877,875
Semiconductors & Semiconductor Equipment	13,283,768	—	—	13,283,768
Software	23,197,813	—	—	23,197,813
Specialty Retail	10,674,048	—	—	10,674,048
Technology Hardware, Storage & Peripherals	2,148,636	—	—	2,148,636
Textiles, Apparel & Luxury Goods	5,892,329	—	—	5,892,329
Thrifts & Mortgage Finance	10,510,298	—	—	10,510,298
Trading Companies & Distributors	3,273,025	—	—	3,273,025

Total Common Stocks	$399,381,934	$3	$—	$399,381,937

Corporate Bonds	$—	$—	$28,735	$28,735
Exchange Traded Fund	3,453,710	—	—	3,453,710
Preferred Stocks	—	—	8,426	8,426
Repurchase Agreements	—	20,465,831	—	20,465,831
Rights	$—	$15,200	$—	$15,200

Total	$402,835,644	$20,481,034	$37,161	$423,353,839

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (continued)

March 31, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/15	$—	$28,735	$18,670	$47,405
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	(10,244)	(10,244)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 03/31/16	$—	$28,735	$8,426	$37,161

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/16	$—	$—	$10,244	$10,244

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Nationwide Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 4.2%
B/E Aerospace, Inc.	87,385	$4,030,196
General Dynamics Corp.	118,130	15,518,738
Raytheon Co.	80,195	9,834,313

		29,383,247

Air Freight & Logistics 0.9%
FedEx Corp.	40,490	6,588,533

Airlines 0.3%
Delta Air Lines, Inc.	42,445	2,066,223

Auto Components 0.7%
Visteon Corp.	59,555	4,739,982

Banks 4.3%
JPMorgan Chase & Co.	137,533	8,144,704
Wells Fargo & Co.	458,930	22,193,855

		30,338,559

Beverages 3.3%
Coca-Cola Co. (The)	394,115	18,282,995
Molson Coors Brewing Co., Class B	47,460	4,564,703

		22,847,698

Biotechnology 3.1%
Amgen, Inc.(a)	14,895	2,233,207
Biogen, Inc.*	9,155	2,383,230
Celgene Corp.*	30,690	3,071,762
Gilead Sciences, Inc.	113,900	10,462,854
Medivation, Inc.*	72,965	3,354,931

		21,505,984

Capital Markets 1.2%
Goldman Sachs Group, Inc. (The)	38,190	5,995,066
Lazard Ltd., Class A	70,275	2,726,670

		8,721,736

Chemicals 1.8%
Dow Chemical Co. (The)	67,185	3,417,029
PPG Industries, Inc.	82,951	9,248,207

		12,665,236

Commercial Services & Supplies 0.3%
KAR Auction Services, Inc.	62,315	2,376,694

Communications Equipment 1.9%
Cisco Systems, Inc.	455,830	12,977,480

Consumer Finance 1.3%
American Express Co.	40,230	2,470,122
Discover Financial Services	124,890	6,359,399

		8,829,521

Containers & Packaging 1.1%
Graphic Packaging Holding Co.	614,130	7,891,570

Distributors 0.5%
LKQ Corp.*	113,180	3,613,837

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	5,180	2,486,400

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B*	40,460	5,740,465
MSCI, Inc.	74,305	5,504,514
Voya Financial, Inc.	70,450	2,097,297

		13,342,276

Diversified Telecommunication Services 3.4%
AT&T, Inc.	601,715	23,569,177

Electric Utilities 1.0%
American Electric Power Co., Inc.	108,680	7,216,352

Electrical Equipment 0.3%
Hubbell, Inc.	20,315	2,151,968

Energy Equipment & Services 0.8%
Schlumberger Ltd.	78,955	5,822,931

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	16,720	2,634,738
CVS Health Corp.	74,115	7,687,949

		10,322,687

Food Products 1.2%
ConAgra Foods, Inc.	97,095	4,332,379
Mondelez International, Inc., Class A	108,485	4,352,418

		8,684,797

Gas Utilities 0.4%
Atmos Energy Corp.(a)	34,340	2,550,088

Health Care Equipment & Supplies 2.6%
Abbott Laboratories(a)	148,875	6,227,441
Baxter International, Inc.	211,365	8,682,874
Dentsply Sirona, Inc.	59,610	3,673,765

		18,584,080

Health Care Providers & Services 2.5%
Brookdale Senior Living, Inc.*	223,870	3,555,056
McKesson Corp.	26,535	4,172,629
UnitedHealth Group, Inc.	76,355	9,842,159

		17,569,844

Hotels, Restaurants & Leisure 0.9%
Aramark	142,235	4,710,823
Darden Restaurants, Inc.	25,595	1,696,949

		6,407,772

Household Durables 0.4%
NVR, Inc.*	1,690	2,927,756

Household Products 1.4%
Procter & Gamble Co. (The)	118,590	9,761,143

Industrial Conglomerates 1.0%
General Electric Co.	217,710	6,921,001

Information Technology Services 2.6%
Amdocs Ltd.	73,225	4,424,255
Broadridge Financial Solutions, Inc.	79,225	4,698,835
Fidelity National Information Services, Inc.	49,010	3,102,823
Xerox Corp.	538,770	6,012,673

		18,238,586

Insurance 2.5%
Allstate Corp. (The)	89,415	6,023,889
Axis Capital Holdings Ltd.	43,455	2,410,014
Lincoln National Corp.	133,645	5,238,884
Prudential Financial, Inc.	51,610	3,727,274

		17,400,061

Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	15,055	8,937,250
Priceline Group, Inc. (The)*	1,875	2,416,800

		11,354,050

Internet Software & Services 2.5%
Alphabet, Inc., Class A*	11,205	8,548,294
Alphabet, Inc., Class C*	7,065	5,263,072
Facebook, Inc., Class A*	34,680	3,956,988

		17,768,354

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	50,450	7,143,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery 1.1%
Ingersoll-Rand PLC	63,120	$3,914,071
Toro Co. (The)	43,410	3,738,469

		7,652,540

Media 4.4%
Cinemark Holdings, Inc.	65,590	2,350,090
Comcast Corp., Class A	226,425	13,830,039
DISH Network Corp., Class A*	143,775	6,651,031
Liberty Media Corp., Series C*	137,165	5,224,615
Live Nation Entertainment, Inc.*	125,650	2,803,252

		30,859,027

Metals & Mining 0.5%
Newmont Mining Corp.	126,565	3,364,098

Multi-Utilities 0.5%
DTE Energy Co.(a)	39,250	3,558,405

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	47,335	2,204,391
Chevron Corp.	122,425	11,679,345
Exxon Mobil Corp.	28,770	2,404,884
HollyFrontier Corp.	251,875	8,896,225
Marathon Petroleum Corp.	146,395	5,442,966
Occidental Petroleum Corp.	57,465	3,932,330
Valero Energy Corp.	64,715	4,150,820

		38,710,961

Pharmaceuticals 3.4%
Eli Lilly & Co.	52,495	3,780,165
Johnson & Johnson	91,510	9,901,382
Merck & Co., Inc.	85,535	4,525,657
Pfizer, Inc.	197,365	5,849,898

		24,057,102

Real Estate Investment Trusts (REITs) 3.2%
Boston Properties, Inc.	58,895	7,484,376
Equity LifeStyle Properties, Inc.	23,300	1,694,609
Equity Residential	36,835	2,763,730
Forest City Realty Trust, Inc., Class A	137,575	2,901,457
Prologis, Inc.	172,760	7,632,537

		22,476,709

Road & Rail 2.3%
CSX Corp.	329,760	8,491,320
Union Pacific Corp.	98,385	7,826,527

		16,317,847

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	342,190	7,247,584
First Solar, Inc.*	57,505	3,937,368
Maxim Integrated Products, Inc.	235,245	8,652,311
Xilinx, Inc.	165,775	7,862,708

		27,699,971

Software 5.3%
Adobe Systems, Inc.*(a)	91,995	8,629,131
Microsoft Corp.	376,950	20,818,949
Oracle Corp.	117,700	4,815,107
Symantec Corp.	162,290	2,982,890

		37,246,077

Specialty Retail 4.7%
Home Depot, Inc. (The)	111,660	14,898,794
Lowe’s Cos., Inc.	180,810	13,696,357
Murphy USA, Inc.*	36,990	2,273,036
Sally Beauty Holdings, Inc.*	65,110	2,108,262

		32,976,449

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	286,555	31,231,629

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	127,965	7,866,009

Tobacco 3.1%
Altria Group, Inc.	211,345	13,242,878
Philip Morris International, Inc.	83,740	8,215,731

		21,458,609

Trading Companies & Distributors 0.5%
HD Supply Holdings, Inc.*	99,005	3,274,095

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	93,260	2,806,193

Total Investments (cost $627,818,289)(b) — 99.1%		696,324,559
Other assets in excess of liabilities — 0.9%		6,103,686

NET ASSETS — 100.0%		$702,428,245

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $2,162,390, which was collateralized by $2,219,605 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/16 - 08/15/45.
(b)	At March 31, 2016, the tax basis cost of the Fund’s investments was $628,615,020, tax unrealized appreciation and depreciation were $93,299,249 and $(25,589,710), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
58	S&P 500 E-Mini	06/17/16	$5,949,350	$68,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March, 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$68,978

Total		$68,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.3%

	Shares	Market Value
Diversified Telecommunication Services 2.4%
SBA Communications Corp., Class A*	71,900	$7,202,223

Real Estate Investment Trusts (REITs) 95.9%
Acadia Realty Trust	169,545	5,956,116
American Homes 4 Rent, Class A	192,700	3,063,930
American Tower Corp.	74,700	7,647,039
AvalonBay Communities, Inc.	79,000	15,025,800
Brandywine Realty Trust	736,893	10,338,609
Camden Property Trust	136,005	11,436,660
Care Capital Properties, Inc.	312,475	8,386,829
CBL & Associates Properties, Inc.	945,103	11,246,726
Corporate Office Properties Trust	172,563	4,528,053
CyrusOne, Inc.	196,500	8,970,225
DiamondRock Hospitality Co.	391,100	3,957,932
Equity Residential	147,000	11,029,410
Gramercy Property Trust	1,293,537	10,930,388
HCP, Inc.	33,151	1,080,059
Hersha Hospitality Trust	197,309	4,210,574
Host Hotels & Resorts, Inc.	523,500	8,742,450
Hudson Pacific Properties, Inc.	228,100	6,596,652
Kilroy Realty Corp.	159,458	9,865,666
Mid-America Apartment Communities, Inc.	20,397	2,084,777
Outfront Media, Inc.	517,928	10,928,281
Physicians Realty Trust	321,100	5,966,038
Prologis, Inc.	493,337	21,795,629
Simon Property Group, Inc.	166,900	34,663,461
SL Green Realty Corp.	141,136	13,673,256
Spirit Realty Capital, Inc.	223,000	2,508,750
Sunstone Hotel Investors, Inc.	301,538	4,221,532
Ventas, Inc.	163,000	10,262,480
Vornado Realty Trust	117,962	11,139,152
Welltower, Inc.	182,000	12,619,880
Weyerhaeuser Co.	287,200	8,897,456
WP Glimcher, Inc.	706,584	6,705,482

		288,479,292

Total Investments (cost $301,938,005)(a) — 98.3%		295,681,515
Other assets in excess of liabilities — 1.7%		5,021,208

NET ASSETS — 100.0%		$300,702,723

*	Denotes a non-income producing security.
(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $302,613,337, tax unrealized appreciation and depreciation were $17,204,109 and $(24,135,931), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 95.5%

	Shares	Market Value
Aerospace & Defense 2.4%
Boeing Co. (The)	101,194	$12,845,566
General Dynamics Corp.	47,537	6,244,936
Honeywell International, Inc.	125,109	14,018,463
L-3 Communications Holdings, Inc.	12,685	1,503,172
Lockheed Martin Corp.	42,727	9,464,031
Northrop Grumman Corp.	29,480	5,834,092
Raytheon Co.	48,676	5,969,138
Rockwell Collins, Inc.(a)	21,303	1,964,350
Textron, Inc.	44,118	1,608,542
United Technologies Corp.	126,371	12,649,737

		72,102,027

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	23,552	1,748,265
Expeditors International of Washington, Inc.	29,254	1,427,887
FedEx Corp.	41,665	6,779,729
United Parcel Service, Inc., Class B	112,321	11,846,496

		21,802,377

Airlines 0.6%
American Airlines Group, Inc.	98,244	4,028,986
Delta Air Lines, Inc.	125,937	6,130,613
Southwest Airlines Co.	103,800	4,650,240
United Continental Holdings, Inc.*	58,503	3,501,990

		18,311,829

Auto Components 0.3%
BorgWarner, Inc.	36,404	1,397,914
Delphi Automotive PLC(a)	45,314	3,399,456
Goodyear Tire & Rubber Co. (The)(a)	43,879	1,447,130
Johnson Controls, Inc.	105,353	4,105,606

		10,350,106

Automobiles 0.6%
Ford Motor Co.	634,408	8,564,508
General Motors Co.	228,875	7,193,541
Harley-Davidson, Inc.	29,810	1,530,148

		17,288,197

Banks 5.0%
Bank of America Corp.	1,678,021	22,686,844
BB&T Corp.(a)	126,134	4,196,478
Citigroup, Inc.	479,456	20,017,288
Citizens Financial Group, Inc.	85,232	1,785,610
Comerica, Inc.	28,820	1,091,413
Fifth Third Bancorp(a)	129,045	2,153,761
Huntington Bancshares, Inc.	130,212	1,242,223
JPMorgan Chase & Co.	596,340	35,315,255
KeyCorp	136,331	1,505,094
M&T Bank Corp.	25,860	2,870,460
People’s United Financial, Inc.(a)	49,456	787,834
PNC Financial Services Group, Inc. (The)	81,466	6,889,580
Regions Financial Corp.	211,034	1,656,617
SunTrust Banks, Inc.	81,442	2,938,427
U.S. Bancorp	265,070	10,759,191
Wells Fargo & Co.	750,746	36,306,077
Zions Bancorporation	32,319	782,443

		152,984,595

Beverages 2.3%
Brown-Forman Corp., Class B	16,429	1,617,764
Coca-Cola Co. (The)	632,660	29,349,097
Coca-Cola Enterprises, Inc.	33,855	1,717,803
Constellation Brands, Inc., Class A	28,572	4,316,943
Dr. Pepper Snapple Group, Inc.	30,652	2,740,902
Molson Coors Brewing Co., Class B	30,031	2,888,382
Monster Beverage Corp.*(a)	24,274	3,237,666
PepsiCo, Inc.	234,874	24,069,887

		69,938,444

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*(a)	36,769	5,118,980
Amgen, Inc.(a)	122,358	18,345,135
Baxalta, Inc.	110,683	4,471,593
Biogen, Inc.*	35,536	9,250,732
Celgene Corp.*	126,937	12,705,124
Gilead Sciences, Inc.	222,046	20,397,146
Regeneron Pharmaceuticals, Inc.*	12,705	4,579,390
Vertex Pharmaceuticals, Inc.*	39,719	3,157,263

		78,025,363

Building Products 0.1%
Allegion PLC	15,313	975,591
Masco Corp.	55,284	1,738,682

		2,714,273

Capital Markets 1.8%
Affiliated Managers Group, Inc.*(a)	8,751	1,421,162
Ameriprise Financial, Inc.	27,503	2,585,557
Bank of New York Mellon Corp. (The)	175,247	6,454,347
BlackRock, Inc.	20,433	6,958,867
Charles Schwab Corp. (The)	195,901	5,489,146
E*TRADE Financial Corp.*	45,054	1,103,372
Franklin Resources, Inc.(a)	61,259	2,392,164
Goldman Sachs Group, Inc. (The)	63,743	10,006,376
Invesco Ltd.	67,028	2,062,452
Legg Mason, Inc.	17,650	612,102
Morgan Stanley	248,499	6,214,960
Northern Trust Corp.	34,644	2,257,750
State Street Corp.(a)	65,529	3,834,757
T. Rowe Price Group, Inc.	40,592	2,981,888

		54,374,900

Chemicals 2.0%
Air Products & Chemicals, Inc.	31,341	4,514,671
Airgas, Inc.	10,484	1,484,954
CF Industries Holdings, Inc.	37,522	1,175,940
Dow Chemical Co. (The)	181,944	9,253,672
E.I. du Pont de Nemours & Co.	141,816	8,979,789
Eastman Chemical Co.	23,768	1,716,763
Ecolab, Inc.(a)	43,549	4,856,584
FMC Corp.(a)	21,223	856,773
International Flavors & Fragrances, Inc.(a)	12,935	1,471,615
LyondellBasell Industries NV, Class A	56,259	4,814,645
Monsanto Co.	71,802	6,299,907
Mosaic Co. (The)	57,258	1,545,966
PPG Industries, Inc.	43,612	4,862,302
Praxair, Inc.(a)	46,022	5,267,218
Sherwin-Williams Co. (The)	12,729	3,623,564

		60,724,363

Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	26,686	1,101,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Cintas Corp.(a)	14,342	$1,288,055
Pitney Bowes, Inc.(a)	32,324	696,259
Republic Services, Inc.	38,723	1,845,151
Stericycle, Inc.*(a)	13,635	1,720,601
Tyco International PLC	69,452	2,549,583
Waste Management, Inc.	67,620	3,989,580

		13,190,293

Communications Equipment 1.0%
Cisco Systems, Inc.	818,022	23,289,086
F5 Networks, Inc.*	10,986	1,162,868
Harris Corp.	20,539	1,599,167
Juniper Networks, Inc.	56,478	1,440,754
Motorola Solutions, Inc.	25,564	1,935,195

		29,427,070

Construction & Engineering 0.1%
Fluor Corp.	22,895	1,229,462
Jacobs Engineering Group, Inc.*(a)	19,922	867,603
Quanta Services, Inc.*(a)	25,824	582,589

		2,679,654

Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,384	1,656,352
Vulcan Materials Co.	21,413	2,260,570

		3,916,922

Consumer Finance 0.7%
American Express Co.	133,188	8,177,743
Capital One Financial Corp.(a)	86,097	5,967,383
Discover Financial Services	67,404	3,432,212
Navient Corp.	60,164	720,163
Synchrony Financial*	134,823	3,864,027

		22,161,528

Containers & Packaging 0.3%
Avery Dennison Corp.	14,603	1,053,022
Ball Corp.(a)	23,136	1,649,366
International Paper Co.(a)	67,065	2,752,348
Owens-Illinois, Inc.*(a)	26,273	419,317
Sealed Air Corp.	31,914	1,532,191
WestRock Co.	41,866	1,634,030

		9,040,274

Distributors 0.1%
Genuine Parts Co.(a)	24,546	2,438,891

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	38,161	1,008,214

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	304,304	43,174,651
CME Group, Inc.	54,672	5,251,246
Intercontinental Exchange, Inc.	19,192	4,512,807
Leucadia National Corp.	54,192	876,285
McGraw Hill Financial, Inc.(a)	43,159	4,271,878
Moody’s Corp.	27,399	2,645,647
Nasdaq, Inc.	18,825	1,249,603

		61,982,117

Diversified Telecommunication Services 2.7%
AT&T, Inc.	999,592	39,154,019
CenturyLink, Inc.	88,760	2,836,769
Frontier Communications Corp.(a)	185,316	1,035,916
Level 3 Communications, Inc.*	46,400	2,452,240
Verizon Communications, Inc.	662,045	35,803,394

		81,282,338

Electric Utilities 2.0%
American Electric Power Co., Inc.	79,891	5,304,762
Duke Energy Corp.(a)	111,941	9,031,400
Edison International(a)	53,038	3,812,902
Entergy Corp.	28,909	2,291,906
Eversource Energy(a)	51,780	3,020,845
Exelon Corp.(a)	149,575	5,363,759
FirstEnergy Corp.	68,380	2,459,629
NextEra Energy, Inc.(a)	75,025	8,878,459
PG&E Corp.	80,296	4,795,277
Pinnacle West Capital Corp.	17,597	1,321,007
PPL Corp.	110,189	4,194,895
Southern Co. (The)	148,153	7,663,955
Xcel Energy, Inc.(a)	82,048	3,431,247

		61,570,043

Electrical Equipment 0.5%
AMETEK, Inc.	38,639	1,931,177
Eaton Corp. PLC	75,053	4,695,315
Emerson Electric Co.(a)	104,439	5,679,393
Rockwell Automation, Inc.	21,341	2,427,539

		14,733,424

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	49,584	2,866,947
Corning, Inc.(a)	181,506	3,791,660
FLIR Systems, Inc.	22,589	744,308
TE Connectivity Ltd.	60,263	3,731,485

		11,134,400

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	71,495	3,133,626
Cameron International Corp.*	30,761	2,062,525
Diamond Offshore Drilling, Inc.(a)	10,843	235,618
FMC Technologies, Inc.*	37,431	1,024,112
Halliburton Co.	140,023	5,001,622
Helmerich & Payne, Inc.(a)	17,249	1,012,861
National Oilwell Varco, Inc.(a)	60,750	1,889,325
Schlumberger Ltd.	203,577	15,013,804
Transocean Ltd.(a)	54,260	495,936

		29,869,429

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	71,472	11,262,558
CVS Health Corp.(a)	178,618	18,528,045
Kroger Co. (The)	158,988	6,081,291
Sysco Corp.	84,867	3,965,835
Walgreens Boots Alliance, Inc.	139,978	11,791,747
Wal-Mart Stores, Inc.	254,789	17,450,499
Whole Foods Market, Inc.(a)	52,869	1,644,754

		70,724,729

Food Products 1.6%
Archer-Daniels-Midland Co.(a)	96,555	3,505,912
Campbell Soup Co.(a)	29,422	1,876,830
ConAgra Foods, Inc.	70,828	3,160,345
General Mills, Inc.	96,320	6,101,872
Hershey Co. (The)	23,245	2,140,632
Hormel Foods Corp.	43,618	1,886,042
J.M. Smucker Co. (The)	19,239	2,497,992
Kellogg Co.	40,966	3,135,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Kraft Heinz Co. (The)	96,947	$7,616,156
McCormick & Co., Inc., Non-Voting Shares(a)	18,634	1,853,710
Mead Johnson Nutrition Co.	30,446	2,586,997
Mondelez International, Inc., Class A	255,148	10,236,538
Tyson Foods, Inc., Class A	47,828	3,188,215

		49,787,188

Gas Utilities 0.0%†
AGL Resources, Inc.	19,938	1,298,761

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	239,572	10,021,297
Baxter International, Inc.	88,510	3,635,991
Becton, Dickinson and Co.(a)	34,470	5,233,235
Boston Scientific Corp.*(a)	217,462	4,090,460
C.R. Bard, Inc.	11,997	2,431,432
Dentsply Sirona, Inc.	38,980	2,402,337
Edwards Lifesciences Corp.*	34,898	3,078,353
Hologic, Inc.*	40,098	1,383,381
Intuitive Surgical, Inc.*	6,040	3,630,342
Medtronic PLC	228,499	17,137,425
St. Jude Medical, Inc.	45,689	2,512,895
Stryker Corp.	50,919	5,463,099
Varian Medical Systems, Inc.*	15,286	1,223,186
Zimmer Biomet Holdings, Inc.	29,062	3,098,881

		65,342,314

Health Care Providers & Services 2.6%
Aetna, Inc.	56,866	6,388,895
AmerisourceBergen Corp.	31,607	2,735,586
Anthem, Inc.	42,491	5,905,824
Cardinal Health, Inc.	53,189	4,358,838
Centene Corp.*	27,600	1,699,332
Cigna Corp.	41,651	5,716,183
DaVita HealthCare Partners, Inc.*	26,971	1,979,132
Express Scripts Holding Co.*	108,498	7,452,728
HCA Holdings, Inc.*	49,811	3,887,748
Henry Schein, Inc.*	13,462	2,323,945
Humana, Inc.	23,958	4,383,116
Laboratory Corp. of America Holdings*	16,360	1,916,247
McKesson Corp.	37,301	5,865,582
Patterson Cos., Inc.(a)	13,752	639,881
Quest Diagnostics, Inc.	23,255	1,661,570
Tenet Healthcare Corp.*	15,606	451,482
UnitedHealth Group, Inc.	154,672	19,937,221
Universal Health Services, Inc., Class B	14,540	1,813,429

		79,116,739

Health Care Technology 0.1%
Cerner Corp.*	49,406	2,616,542

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	73,203	3,862,922
Chipotle Mexican Grill, Inc.*	4,894	2,304,927
Darden Restaurants, Inc.	18,335	1,215,611
Marriott International, Inc., Class A(a)	31,171	2,218,752
McDonald’s Corp.	146,658	18,431,977
Royal Caribbean Cruises Ltd.	27,573	2,265,122
Starbucks Corp.	240,015	14,328,896
Starwood Hotels & Resorts Worldwide, Inc.	27,519	2,295,910
Wyndham Worldwide Corp.	18,021	1,377,345
Wynn Resorts Ltd.(a)	12,922	1,207,303
Yum! Brands, Inc.	66,691	5,458,658

		54,967,423

Household Durables 0.4%
D.R. Horton, Inc.	52,861	1,597,988
Garmin Ltd.(a)	19,340	772,827
Harman International Industries, Inc.(a)	11,435	1,018,172
Leggett & Platt, Inc.	22,151	1,072,108
Lennar Corp., Class A(a)	28,942	1,399,635
Mohawk Industries, Inc.*	10,229	1,952,716
Newell Rubbermaid, Inc.(a)	43,638	1,932,727
PulteGroup, Inc.	51,691	967,139
Whirlpool Corp.	12,507	2,255,512

		12,968,824

Household Products 1.9%
Church & Dwight Co., Inc.	21,201	1,954,308
Clorox Co. (The)	21,147	2,665,791
Colgate-Palmolive Co.	144,827	10,232,027
Kimberly-Clark Corp.	58,578	7,879,327
Procter & Gamble Co. (The)	430,944	35,471,001

		58,202,454

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	109,673	1,294,142
NRG Energy, Inc.(a)	50,831	661,311

		1,955,453

Industrial Conglomerates 2.5%
3M Co.	98,349	16,387,894
Danaher Corp.	97,174	9,217,925
General Electric Co.	1,516,538	48,210,743
Roper Technologies, Inc.(a)	16,309	2,980,796

		76,797,358

Information Technology Services 3.6%
Accenture PLC, Class A	101,980	11,768,492
Alliance Data Systems Corp.*	9,614	2,115,080
Automatic Data Processing, Inc.	74,619	6,694,070
Cognizant Technology Solutions Corp., Class A*	99,101	6,213,633
CSRA, Inc.	22,513	605,600
Fidelity National Information Services, Inc.	45,207	2,862,055
Fiserv, Inc.*	36,310	3,724,680
International Business Machines Corp.	143,653	21,756,247
MasterCard, Inc., Class A	159,428	15,065,946
Paychex, Inc.(a)	51,761	2,795,612
PayPal Holdings, Inc.*	181,148	6,992,313
Teradata Corp.*	21,504	564,265
Total System Services, Inc.(a)	27,366	1,302,074
Visa, Inc., Class A(a)	311,963	23,858,930
Western Union Co. (The)	81,681	1,575,626
Xerox Corp.	153,981	1,718,428

		109,613,051

Insurance 2.5%
Aflac, Inc.(a)	68,017	4,294,593
Allstate Corp. (The)	61,494	4,142,851
American International Group, Inc.	186,996	10,107,134
Aon PLC	43,704	4,564,883
Assurant, Inc.	10,749	829,285
Chubb Ltd.	74,887	8,922,786
Cincinnati Financial Corp.	24,356	1,591,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	64,705	$2,981,606
Lincoln National Corp.	38,873	1,523,822
Loews Corp.	43,748	1,673,798
Marsh & McLennan Cos., Inc.	84,331	5,126,481
MetLife, Inc.	178,133	7,827,164
Principal Financial Group, Inc.	43,870	1,730,672
Progressive Corp. (The)	94,325	3,314,581
Prudential Financial, Inc.	72,768	5,255,305
Torchmark Corp.	18,725	1,014,146
Travelers Cos., Inc. (The)	47,903	5,590,759
Unum Group	38,330	1,185,164
Willis Towers Watson PLC	22,560	2,676,970
XL Group PLC	48,139	1,771,515

		76,125,423

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	62,756	37,254,472
Expedia, Inc.(a)	19,332	2,084,376
Netflix, Inc.*	69,669	7,122,262
Priceline Group, Inc. (The)*	8,056	10,383,862
TripAdvisor, Inc.*(a)	18,161	1,207,706

		58,052,678

Internet Software & Services 4.2%
Akamai Technologies, Inc.*	28,604	1,589,524
Alphabet, Inc., Class A*	47,542	36,269,792
Alphabet, Inc., Class C*	48,300	35,981,085
eBay, Inc.*	176,116	4,202,128
Facebook, Inc., Class A*	373,008	42,560,213
VeriSign, Inc.*(a)	15,422	1,365,464
Yahoo!, Inc.*	142,154	5,232,688

		127,200,894

Leisure Products 0.1%
Hasbro, Inc.	18,022	1,443,562
Mattel, Inc.	54,337	1,826,810

		3,270,372

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	53,544	2,133,728
Illumina, Inc.*	24,050	3,898,746
PerkinElmer, Inc.	17,997	890,132
Thermo Fisher Scientific, Inc.	64,517	9,134,962
Waters Corp.*(a)	13,382	1,765,353

		17,822,921

Machinery 1.2%
Caterpillar, Inc.	94,207	7,210,604
Cummins, Inc.(a)	26,157	2,875,701
Deere & Co.(a)	48,851	3,761,038
Dover Corp.	25,140	1,617,256
Flowserve Corp.	21,803	968,271
Illinois Tool Works, Inc.	52,989	5,428,193
Ingersoll-Rand PLC	41,746	2,588,669
PACCAR, Inc.(a)	56,764	3,104,423
Parker-Hannifin Corp.(a)	21,985	2,442,094
Pentair PLC(a)	29,242	1,586,671
Snap-on, Inc.	9,262	1,454,041
Stanley Black & Decker, Inc.	24,822	2,611,523
Xylem, Inc.	29,115	1,190,804

		36,839,288

Media 3.0%
Cablevision Systems Corp., Class A	35,345	1,166,385
CBS Corp. Non-Voting Shares, Class B	68,723	3,785,950
Comcast Corp., Class A	394,761	24,112,002
Discovery Communications, Inc., Class A*(a)	23,581	675,124
Discovery Communications, Inc., Class C*	39,779	1,074,033
Interpublic Group of Cos., Inc. (The)	65,696	1,507,723
News Corp., Class A	61,274	782,469
News Corp., Class B(a)	17,326	229,569
Omnicom Group, Inc.(a)	39,264	3,267,943
Scripps Networks Interactive, Inc., Class A(a)	15,616	1,022,848
TEGNA, Inc.	36,375	853,358
Time Warner Cable, Inc.	46,111	9,435,233
Time Warner, Inc.	128,496	9,322,385
Twenty-First Century Fox, Inc., Class A	187,159	5,217,993
Twenty-First Century Fox, Inc., Class B(a)	66,272	1,868,870
Viacom, Inc., Class B	55,844	2,305,240
Walt Disney Co. (The)	244,019	24,233,527

		90,860,652

Metals & Mining 0.3%
Alcoa, Inc.(a)	210,697	2,018,478
Freeport-McMoRan, Inc.(a)	203,036	2,099,392
Newmont Mining Corp.	87,152	2,316,500
Nucor Corp.	51,124	2,418,165

		8,852,535

Multiline Retail 0.7%
Dollar General Corp.	47,027	4,025,511
Dollar Tree, Inc.*	38,464	3,171,741
Kohl’s Corp.	30,682	1,430,088
Macy’s, Inc.	50,821	2,240,698
Nordstrom, Inc.(a)	21,086	1,206,330
Target Corp.	97,964	8,060,478

		20,134,846

Multi-Utilities 1.1%
Ameren Corp.(a)	39,023	1,955,053
CenterPoint Energy, Inc.(a)	68,500	1,433,020
CMS Energy Corp.	45,688	1,938,999
Consolidated Edison, Inc.(a)	47,434	3,634,393
Dominion Resources, Inc.	97,027	7,288,668
DTE Energy Co.	29,471	2,671,841
NiSource, Inc.	50,638	1,193,031
Public Service Enterprise Group, Inc.(a)	82,371	3,882,969
SCANA Corp.	22,901	1,606,505
Sempra Energy	38,459	4,001,659
TECO Energy, Inc.	37,968	1,045,259
WEC Energy Group, Inc.(a)	51,617	3,100,633

		33,752,030

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.(a)	82,832	3,857,486
Apache Corp.(a)	61,106	2,982,584
Cabot Oil & Gas Corp.	74,494	1,691,737
Chesapeake Energy Corp.(a)	82,765	340,992
Chevron Corp.	306,012	29,193,545
Cimarex Energy Co.(a)	15,652	1,522,470
Columbia Pipeline Group, Inc.	62,902	1,578,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.*	20,861	$2,107,795
ConocoPhillips	201,058	8,096,606
Devon Energy Corp.	82,479	2,263,224
EOG Resources, Inc.	89,629	6,505,273
EQT Corp.	26,010	1,749,433
Exxon Mobil Corp.	674,785	56,405,278
Hess Corp.	43,167	2,272,742
Kinder Morgan, Inc.	296,070	5,287,810
Marathon Oil Corp.	137,975	1,537,041
Marathon Petroleum Corp.	86,325	3,209,563
Murphy Oil Corp.(a)	26,603	670,130
Newfield Exploration Co.*	32,373	1,076,402
Noble Energy, Inc.	70,107	2,202,061
Occidental Petroleum Corp.	124,328	8,507,765
ONEOK, Inc.(a)	33,490	1,000,011
Phillips 66	76,370	6,612,878
Pioneer Natural Resources Co.	26,570	3,739,462
Range Resources Corp.(a)	27,145	878,955
Southwestern Energy Co.*(a)	61,417	495,635
Spectra Energy Corp.	109,648	3,355,229
Tesoro Corp.	19,462	1,673,927
Valero Energy Corp.	76,635	4,915,369
Williams Cos., Inc. (The)	109,538	1,760,276

		167,490,519

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	35,980	3,393,274

Pharmaceuticals 5.7%
AbbVie, Inc. (b)	261,953	14,962,755
Allergan PLC*	64,163	17,197,609
Bristol-Myers Squibb Co.	271,275	17,329,047
Eli Lilly & Co.	157,775	11,361,378
Endo International PLC*	33,465	942,040
Johnson & Johnson	448,231	48,498,594
Mallinckrodt PLC*	18,625	1,141,340
Merck & Co., Inc.	450,539	23,838,019
Mylan NV*	66,836	3,097,849
Perrigo Co. PLC	23,939	3,062,516
Pfizer, Inc.	982,957	29,134,845
Zoetis, Inc.	73,766	3,270,047

		173,836,039

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	5,790	596,833
Equifax, Inc.	19,017	2,173,453
Nielsen Holdings PLC	58,859	3,099,515
Robert Half International, Inc.	21,912	1,020,661
Verisk Analytics, Inc., Class A*	24,912	1,990,967

		8,881,429

Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	69,091	7,072,846
Apartment Investment & Management Co., Class A	24,928	1,042,489
AvalonBay Communities, Inc.	22,125	4,208,175
Boston Properties, Inc.	24,848	3,157,684
Crown Castle International Corp.	53,960	4,667,540
Equinix, Inc.	11,287	3,732,724
Equity Residential	58,885	4,418,141
Essex Property Trust, Inc.	10,574	2,472,836
Extra Space Storage, Inc.	20,632	1,928,267
Federal Realty Investment Trust	11,225	1,751,661
General Growth Properties, Inc.	94,070	2,796,701
HCP, Inc.	76,239	2,483,867
Host Hotels & Resorts, Inc.	121,307	2,025,827
Iron Mountain, Inc.	30,873	1,046,903
Kimco Realty Corp.	66,077	1,901,696
Macerich Co. (The)	20,945	1,659,682
Prologis, Inc.	85,749	3,788,391
Public Storage	24,013	6,623,506
Realty Income Corp.	40,385	2,524,466
Simon Property Group, Inc.	50,333	10,453,661
SL Green Realty Corp.	16,120	1,561,705
UDR, Inc.	43,995	1,695,127
Ventas, Inc.	54,822	3,451,593
Vornado Realty Trust	29,103	2,748,196
Welltower, Inc.	58,096	4,028,377
Weyerhaeuser Co.	128,376	3,977,088

		87,219,149

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	46,619	1,343,560

Road & Rail 0.7%
CSX Corp.	155,776	4,011,232
J.B. Hunt Transport Services, Inc.(a)	14,785	1,245,489
Kansas City Southern	17,720	1,514,174
Norfolk Southern Corp.(a)	48,519	4,039,207
Ryder System, Inc.(a)	8,458	547,909
Union Pacific Corp.	137,357	10,926,749

		22,284,760

Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	50,396	2,982,939
Applied Materials, Inc.	182,885	3,873,504
Broadcom Ltd.	60,386	9,329,637
First Solar, Inc.*	11,976	819,997
Intel Corp.	768,028	24,845,706
KLA-Tencor Corp.	25,210	1,835,540
Lam Research Corp.(a)	25,471	2,103,905
Linear Technology Corp.	38,347	1,708,742
Microchip Technology, Inc.(a)	32,867	1,584,189
Micron Technology, Inc.*	170,131	1,781,272
NVIDIA Corp.(a)	82,826	2,951,090
Qorvo, Inc.*	21,200	1,068,692
QUALCOMM, Inc.	243,197	12,437,095
Skyworks Solutions, Inc.	30,903	2,407,344
Texas Instruments, Inc.	163,110	9,365,776
Xilinx, Inc.	41,572	1,971,760

		81,067,188

Software 4.2%
Activision Blizzard, Inc.	81,550	2,759,652
Adobe Systems, Inc.*	80,627	7,562,812
Autodesk, Inc.*	36,481	2,127,207
CA, Inc.(a)	48,610	1,496,702
Citrix Systems, Inc.*	24,890	1,955,856
Electronic Arts, Inc.*	50,291	3,324,738
Intuit, Inc.(a)	41,932	4,361,347
Microsoft Corp.	1,285,551	71,000,982
Oracle Corp.	512,371	20,961,098
Red Hat, Inc.*	29,398	2,190,445
salesforce.com, Inc.*	102,657	7,579,166
Symantec Corp.	106,265	1,953,151

		127,273,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 2.5%
Advance Auto Parts, Inc.	11,752	$1,884,316
AutoNation, Inc.*(a)	12,589	587,654
AutoZone, Inc.*	4,894	3,899,001
Bed Bath & Beyond, Inc.*	26,367	1,308,858
Best Buy Co., Inc.(a)	46,067	1,494,413
CarMax, Inc.*(a)	31,599	1,614,709
GameStop Corp., Class A(a)	17,397	552,007
Gap, Inc. (The)(a)	37,029	1,088,653
Home Depot, Inc. (The)	206,072	27,496,187
L Brands, Inc.	41,355	3,631,383
Lowe’s Cos., Inc.	148,778	11,269,933
O’Reilly Automotive, Inc.*	15,781	4,318,628
Ross Stores, Inc.	65,482	3,791,408
Signet Jewelers Ltd.	12,864	1,595,522
Staples, Inc.	102,671	1,132,461
Tiffany & Co.(a)	18,076	1,326,417
TJX Cos., Inc. (The)	109,125	8,549,944
Tractor Supply Co.	21,746	1,967,143
Urban Outfitters, Inc.*	14,048	464,848

		77,973,485

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	900,995	98,199,445
EMC Corp.	316,408	8,432,273
Hewlett Packard Enterprise Co.	279,574	4,956,847
HP, Inc.	281,148	3,463,744
NetApp, Inc.	48,186	1,314,996
SanDisk Corp.	32,440	2,468,035
Seagate Technology PLC(a)	48,591	1,673,960
Western Digital Corp.	38,333	1,810,851

		122,320,151

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.(a)	45,670	1,830,910
Hanesbrands, Inc.(a)	64,103	1,816,679
Michael Kors Holdings Ltd.*	28,782	1,639,423
NIKE, Inc., Class B	219,448	13,489,469
PVH Corp.	13,256	1,313,139
Ralph Lauren Corp.	9,671	930,931
Under Armour, Inc., Class A*(a)	29,671	2,516,991
VF Corp.	54,874	3,553,640

		27,091,182

Tobacco 1.7%
Altria Group, Inc.	318,175	19,936,845
Philip Morris International, Inc.	251,742	24,698,408
Reynolds American, Inc.	134,741	6,778,820

		51,414,073

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	46,591	2,282,959
United Rentals, Inc.*	15,022	934,218
W.W. Grainger, Inc.(a)	9,338	2,179,769

		5,396,946

Water Utilities 0.1%
American Water Works Co., Inc.	29,005	1,999,315

Total Common Stocks (cost $1,856,460,681)		2,918,337,772

Repurchase Agreements 0.8%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $8,001,440, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $8,160,000.(c)	$8,000,000	$8,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $2,995,322, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $3,055,205.(c)	2,995,298	2,995,298
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $7,000,089, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $7,140,091.(c)	7,000,000	7,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $5,000,046, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $5,100,000.(c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $22,995,298)		22,995,298

Total Investments (cost $1,879,455,979)(d) — 96.3%		2,941,333,070
Other assets in excess of liabilities — 3.7%		112,216,931

NET ASSETS — 100.0%		$3,053,550,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $173,209,423, which was collateralized by a repurchase agreement with a value of $22,995,298 and $154,826,772 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 04/07/2016 - 08/15/2045, a total value of $177,822,070
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $22,995,298.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,943,762,077, tax unrealized appreciation and depreciation were $1,085,232,608 and $(87,661,615), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1,315	S&P 500 E-Mini	06/17/16	$134,886,125	$5,091,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,918,337,772	$—	$—	$2,918,337,772
Futures Contracts	5,091,700	—	—	5,091,700
Repurchase Agreements	—	22,995,298	—	22,995,298

Total	$2,923,429,472	$22,995,298	$—	$2,946,424,770

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March, 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$5,091,700

Total		$5,091,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 21.1%

	Principal Amount	Market Value
Automobiles 5.1%
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 03/20/19	$6,000,000	$6,008,376
Credit Acceptance Auto Loan Trust Series 2013-2A, Class A, 1.50%, 04/15/21(a)	2,846,507	2,844,774
Series 2014-1A, Class A, 1.55%, 10/15/21(a)	8,500,000	8,480,373
Series 2014-2A, Class A, 1.88%, 03/15/22(a)	9,540,000	9,526,636
Series 2015-1A, Class A, 2.00%, 07/15/22(a)	13,000,000	12,974,675
Series 2015-2A, Class A, 2.40%, 02/15/23(a)	10,000,000	9,985,609
First Investors Auto Owner Trust Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	6,562,502	6,552,648
Series 2014-2A, Class A2, 0.86%, 08/15/18(a)	1,679,057	1,677,931
Series 2015-2A, Class A2, 2.28%, 09/15/21(a)	11,580,000	11,587,638
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/19(a)	3,133,781	3,120,945
Series 2015-2, Class A, 1.98%, 10/15/20(a)	11,610,847	11,589,238
Series 2015-3, Class A, 2.38%, 10/15/20(a)	10,573,914	10,547,603
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 06/15/20(a)	5,000,000	5,019,653

		99,916,099

Home Equity 1.2%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 1.53%, 10/25/34(b)	1,174,956	1,163,066
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 1.20%, 12/25/33(b)	8,396,852	8,125,846
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.33%, 12/25/34(b)	2,049,000	1,990,658
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.19%, 01/25/35(b)	9,070,303	8,923,906
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.85%, 11/25/35(b)	2,642,625	2,621,824
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.90%, 02/25/35(b)	1,747,882	1,741,714

		24,567,014

Other 14.8%
A Voce CLO Ltd., Series 2014-1A, Class A1B, 2.08%, 07/15/26(a)(b)	9,000,000	8,858,736
ALM VII Ltd., Series 2012-7A, Class A1, 2.04%, 10/19/24(a)(b)	19,775,000	19,516,323
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24	13,119,115	12,873,131
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 1.12%, 05/25/34(b)	4,429,367	4,380,172
Atrium VII, Series 7A, Class BR, 2.37%, 11/16/22(a)(b)	5,000,000	4,946,760
Bayview Opportunity Master Fund IIIa Trust Series 2014-16RP, Class A, 3.84%, 11/28/29(a)(c)	4,490,464	4,472,229
Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(c)	12,243,645	12,226,052
Bayview Opportunity Master Fund Trust, Series 2014-15RP, Class A, 3.72%, 10/28/19(a)(b)	5,294,185	5,275,096
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.92%, 07/25/35(b)	7,493,137	7,356,382
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23(a)	8,235,176	8,145,104
Dryden Senior Loan Fund Series 2011-22A, Class A1R, 1.79%, 01/15/22(a)(b)	4,024,410	3,956,844
Series 2012-23A, Class A1R, 1.87%, 07/17/23(a)(b)	35,000,000	34,999,930
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 1.21%, 07/25/34(b)	3,225,525	3,219,475
FNA Trust, Series 2014-1A, Class A, 1.30%, 12/10/22(a)	4,652,769	4,607,695
Gramercy Park CLO Ltd., Series 2012-1A, Class A1R, 1.92%, 07/17/23(a)(b)	30,000,000	29,870,850
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T2, Class AT2, 3.30%, 08/17/48(a)	8,542,000	8,587,145
Series 2015-T4, Class AT4, 3.20%, 11/15/47(a)	20,000,000	20,011,994
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.04%, 11/20/23(a)(b)	2,300,000	2,304,018
RMAT LLC, Series 2015-1, Class A1, 4.09%, 07/27/20(a)(c)	9,111,247	9,060,598
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.92%, 07/15/47(a)	14,000,000	14,008,148
US Residential Opportunity Fund Trust Series 2015-1III, Class A, 3.72%, 01/27/35(a)	4,955,872	4,914,715
Series 2015-1IV, Class A, 3.72%, 02/27/35(a)	7,453,025	7,396,905
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55(a)(c)	1,240,483	1,240,543
VOLT XL LLC, Series 2015-NP14, Class A1, 4.37%, 11/27/45(a)(c)	6,698,787	6,686,409
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55(a)(c)	8,931,497	8,878,861
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45(a)(c)	9,835,768	9,672,244
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43(a)(c)	5,911,657	5,824,397
VOLT XXXIX LLC, Series 2015-NP13, Class A1, 4.13%, 10/25/45(a)(c)	9,640,879	9,591,588
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.62%, 07/25/45(a)(c)	5,105,968	5,069,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(c)	$15,513,384	$15,376,520

		293,328,534

Total Asset-Backed Securities (cost $419,521,123)		417,811,647

Bank Loans 2.4%

	Principal Amount	Market Value

Aerospace & Defense 0.5%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 12/16/21	9,381,818	9,405,273

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/01/21	1,975,000	1,959,575

Electrical Equipment 0.2%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	2,955,150	2,942,236

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	2,679,889	2,606,192

Health Care Providers & Services 0.1%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	1,045,771	1,026,017
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,924,191	1,889,709

		2,915,726

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	5,270,075	5,059,272

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.18%, 07/08/22	5,750,000	5,709,750
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 11/23/19	955,752	946,194

		6,655,944

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	2,954,774	1,979,699

Software 0.5%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	9,900,000	8,875,350

Specialty Retail 0.2%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.75%, 02/20/20	3,719,745	3,636,051

Total Bank Loan (cost $47,652,680)		46,035,318

Collateralized Mortgage Obligations 1.0%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	5,178,499	5,219,652
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	1,388,719	1,396,706
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	617,670	639,311
Series 3728, Class EA, 3.50%, 09/15/20	135,060	135,380
Series 3616, Class PA, 4.50%, 11/15/39	505,207	530,055
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	73,227	75,211
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/54(a)(b)	11,066,371	11,416,669
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	887,424	894,814

Total Collateralized Mortgage Obligations (cost $20,419,394)		20,307,798

Commercial Mortgage Backed Securities 5.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.54%, 06/10/49(b)	8,033,745	8,230,418
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.94%, 09/15/26(a)(b)	6,098,000	6,038,885
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, 5.80%, 09/11/38(b)	127,691	127,609
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,104,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.29%, 12/15/27(a)(b)	$5,000,000	$4,877,630
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.70%, 12/10/49(b)	19,691,000	20,298,875
Series 2008-C7, Class A4, 6.14%, 12/10/49(b)	8,507,524	8,903,194
COMM Mortgage Trust Series 2014-TWC, Class B, 2.03%, 02/13/32(a)(b)	13,000,000	12,694,653
Series 2014-TWC, Class C, 2.28%, 02/13/32(a)(b)	6,000,000	5,839,024
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	293,698	294,460
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	200,819	200,820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.27%, 12/15/48(b)	23,997,275	1,307,194
Morgan Stanley Capital I Series 2007-IQ15, Class A4, 5.92%, 06/11/49(b)	9,635,483	9,992,403
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	8,428,541	8,782,883
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 02/15/51(b)	5,451,537	5,617,205
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.79%, 02/15/27(a)(b)	9,000,000	8,803,595

Total Commercial Mortgage Backed Securities (cost $121,001,068)		114,113,231

Corporate Bonds 58.1%

	Principal Amount	Market Value
Airlines 1.2%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	11,116,873	10,769,471
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(a)	4,174,842	4,216,590
Series 2015-1, Class B, 3.70%, 05/01/23	3,836,306	3,654,082
Series 2015-2, Class B, 4.40%, 09/22/23	5,000,000	4,909,375

		23,549,518

Auto Components 0.7%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,070,749
Johnson Controls, Inc., 1.40%, 11/02/17 (d)	10,000,000	9,987,690

		13,058,439

Automobiles 6.4%
American Honda Finance Corp., 1.12%, 10/07/16(b)	10,000,000	10,020,810
Daimler Finance North America LLC, 1.30%, 08/01/16(a)(b)	10,000,000	10,007,300
0.99%, 03/10/17(a)(b)(d)	10,000,000	9,955,910
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,775,000	10,204,416
4.25%, 02/03/17	26,000,000	26,580,112
1.15%, 09/08/17(b)	10,000,000	9,873,850
Hyundai Capital America, 3.75%, 04/06/16(a)	5,000,000	5,000,435
2.60%, 03/19/20(a)	10,000,000	10,003,220
Hyundai Capital Services, Inc., 4.38%, 07/27/16(a)	2,400,000	2,425,246
1.44%, 03/18/17(a)(b)	7,000,000	6,999,720
3.50%, 09/13/17(a)	7,650,000	7,826,906
Nissan Motor Acceptance Corp., 1.18%, 03/03/17(a)(b)	10,000,000	10,003,770
1.95%, 09/12/17(a)(d)	4,165,000	4,180,694
2.65%, 09/26/18(a)	3,035,000	3,101,791

		126,184,180

Banks 9.6%
Bank of America Corp., 1.66%, 01/15/19(b)(d)	5,000,000	4,975,355
Series L, 2.60%, 01/15/19 (d)	10,000,000	10,169,100
Series L, 2.65%, 04/01/19	5,000,000	5,087,765
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,095,030
5.30%, 03/15/17	5,000,000	5,174,400
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,134,400
Citizens Bank NA/Providence RI, 2.45%, 12/04/19	10,000,000	9,985,260
CoBank, ACB, 1.23%, 06/15/22(a)(b)	25,635,000	23,974,262
Fifth Third Bancorp, 2.30%, 03/01/19(d)	7,000,000	7,063,336
HSBC USA, Inc., 1.51%, 09/24/18(b)	10,000,000	9,952,130
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,470,009
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	10,000,420
JPMorgan Chase & Co., 1.63%, 05/15/18(d)	5,000,000	5,010,260
JPMorgan Chase Bank NA, 0.96%, 06/13/16(b)	5,000,000	5,000,415
6.00%, 10/01/17	2,200,000	2,335,652
MUFG Union Bank NA, 5.95%, 05/11/16	9,500,000	9,549,809
1.38%, 09/26/16(b)	10,000,000	10,018,440
National City Bank, 0.98%, 12/15/16(b)	10,432,000	10,405,784
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,013,230
SunTrust Bank, 5.20%, 01/17/17	10,000,000	10,299,810
Wells Fargo & Co., 1.08%, 04/22/19(b)	20,000,000	19,767,060

		190,481,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	$5,000,000	$5,137,935
SABMiller Holdings, Inc., 1.31%, 08/01/18(a)(b)	15,000,000	14,929,200

		20,067,135

Biotechnology 1.0%
Celgene Corp., 2.30%, 08/15/18(d)	14,118,000	14,329,812
2.88%, 08/15/20(d)	5,000,000	5,149,785

		19,479,597

Capital Markets 3.5%
Bank of America Corp., 6.05%, 05/16/16	17,794,000	17,916,636
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	15,355,270
FMR LLC, 7.49%, 06/15/19(a)	2,000,000	2,325,474
Morgan Stanley, 2.20%, 12/07/18	4,000,000	4,029,440
UBS AG, 5.88%, 07/15/16	28,741,000	29,142,311

		68,769,131

Chemicals 0.8%
CF Industries, Inc., 7.13%, 05/01/20	5,500,000	6,260,854
Solvay Finance America LLC, 3.40%, 12/03/20(a)	10,000,000	10,166,120

		16,426,974

Commercial Services & Supplies 1.7%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,013,740
GATX Corp., 1.25%, 03/04/17	5,445,000	5,406,841
2.38%, 07/30/18	5,000,000	4,957,480
2.60%, 03/30/20(d)	9,000,000	8,834,814
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,129,960

		34,342,835

Containers & Packaging 0.1%
Ball Corp., 4.38%, 12/15/20	2,125,000	2,211,328

Diversified Financial Services 1.5%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	3,872,000	3,911,459
GE Capital International Funding Co., 0.96%, 04/15/16(a)	10,830,000	10,830,596
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17(d)	3,975,000	3,955,125
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	10,084,490

		28,781,670

Diversified Telecommunication Services 3.1%
AT&T, Inc., 2.80%, 02/17/21(d)	10,000,000	10,252,850
CCO Safari II LLC, 3.58%, 07/23/20(a)	10,000,000	10,218,370
Verizon Communications, Inc., 2.16%, 09/15/16(b)	10,000,000	10,054,180
1.04%, 06/09/17(b)	20,000,000	19,960,180
1.41%, 06/17/19(b)	10,000,000	9,976,220

		60,461,800

Electric Utilities 1.5%
Indiana Michigan Power Co., 7.00%, 03/15/19	10,000,000	11,338,200
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	6,934,350
Ohio Power Co., Series K, 6.00%, 06/01/16	4,290,000	4,321,690
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,055,937

		29,650,177

Energy Equipment & Services 1.0%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	9,946,500
SESI LLC, 6.38%, 05/01/19(d)	11,270,000	9,156,875

		19,103,375

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	9,500,000	9,696,707

Food Products 3.3%
ConAgra Foods, Inc., 1.90%, 01/25/18	17,090,000	17,162,496
2.10%, 03/15/18	3,959,000	3,967,231
4.95%, 08/15/20	703,000	763,397
HJ Heinz Co., 2.00%, 07/02/18(a)(d)	15,000,000	15,138,795
Tyson Foods, Inc., 6.60%, 04/01/16	16,319,000	16,319,000
2.65%, 08/15/19	12,000,000	12,306,816

		65,657,735

Gas Utilities 2.5%
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	12,382,591
Enbridge Energy Partners LP, 5.88%, 12/15/16	8,745,000	8,869,231
Series B, 6.50%, 04/15/18	7,700,000	7,921,175
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	13,000,000	13,263,822
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,521,588
Sunoco Logistics Partners Operations LP, 6.13%, 05/15/16	2,000,000	2,004,240

		49,962,647

Health Care Providers & Services 4.2%
Becton Dickinson and Co., 2.68%, 12/15/19(d)	7,000,000	7,171,472
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,177,190
Dignity Health, 2.64%, 11/01/19	6,000,000	6,124,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Express Scripts Holding Co., 2.65%, 02/15/17(d)	$15,000,000	$15,195,900
3.30%, 02/25/21(d)	3,000,000	3,075,051
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,042,010
McKesson Corp., 1.29%, 03/10/17	15,000,000	15,027,270
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	17,000,000	16,988,848

		83,801,977

Household Durables 0.5%
Newell Rubbermaid, Inc., 2.60%, 03/29/19	10,000,000	10,145,420

Industrial Conglomerates 0.5%
General Electric Co., 0.79%, 02/15/17(b)(d)	5,000,000	4,995,880
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	5,019,180

		10,015,060

Insurance 1.2%
Metropolitan Life Global Funding I, 1.50%, 01/10/18(a)(d)	5,000,000	5,006,965
2.30%, 04/10/19(a)	7,000,000	7,121,387
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)(d)	11,500,000	11,670,959

		23,799,311

Media 0.8%
Cox Communications, Inc., 5.88%, 12/01/16(a)	5,000,000	5,143,600
NBCUniversal Enterprise, Inc., 1.31%, 04/15/18(a)(b)	10,000,000	9,985,410

		15,129,010

Metals & Mining 1.6%
Glencore Funding LLC, 1.70%, 05/27/16(a)(d)	5,000,000	4,982,390
1.80%, 05/27/16(a)(b)	17,000,000	16,932,170
2.50%, 01/15/19(a)	5,000,000	4,575,000
Xstrata Canada Financial Corp., 3.60%, 01/15/17(a)	5,000,000	5,004,345

		31,493,905

Oil, Gas & Consumable Fuels 5.4%
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,021,835
BP Capital Markets PLC, 1.38%, 11/06/17	5,000,000	4,983,845
1.26%, 09/26/18(b)	10,000,000	9,835,760
Murphy Oil Corp., 2.50%, 12/01/17	34,500,000	32,344,785
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,081,284
Rowan Cos., Inc., 5.00%, 09/01/17	32,775,000	31,552,066
Transocean, Inc., 3.00%, 10/15/17(d)	21,500,000	20,425,000
WPX Energy, Inc., 5.25%, 01/15/17(d)	905,000	891,425

		107,136,000

Pharmaceuticals 1.0%
AbbVie, Inc., 2.50%, 05/14/20	8,000,000	8,144,576
Actavis Funding SCS, 3.45%, 03/15/22	10,000,000	10,381,570
Forest Laboratories, Inc., 4.88%, 02/15/21(a)	2,000,000	2,205,156

		20,731,302

Real Estate Investment Trusts (REITs) 1.3%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,591,182
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,385,115
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(a)	10,000,000	9,961,970
2.70%, 09/17/19(a)	7,000,000	7,047,579

		25,985,846

Real Estate Management & Development 0.5%
ProLogis LP, 2.75%, 02/15/19(d)	10,000,000	10,224,590

Road & Rail 1.0%
ERAC USA Finance LLC, 1.40%, 04/15/16(a)	2,065,000	2,065,343
2.75%, 03/15/17(a)	3,000,000	3,035,673
6.38%, 10/15/17(a)	1,505,000	1,607,791
Federal Express Corp. 1993 Pass Through Trust, Series C2, 7.96%, 03/28/17	175,722	180,555
Federal Express Corp. 1998 Pass Through Trust, Series 981B, 6.85%, 01/15/19	4,688,219	4,992,953
Series 981A, 6.72%, 01/15/22	567,762	635,893
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,484,288
Union Pacific Railroad Co. 2000 Pass Through Trust, Series 00-1, 8.00%, 01/10/21	3,438,684	3,859,818

		19,862,314

Specialty Retail 0.3%
L Brands, Inc., 6.90%, 07/15/17	5,000,000	5,293,750

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 5.25%, 09/01/18	8,000,000	8,180,000

Total Corporate Bonds (cost $1,157,555,291)		1,149,683,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Municipal Bond 0.4%

	Principal Amount	Market Value
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	$8,000,000	$7,860,320

Total Municipal Bond (cost $8,000,000)		7,860,320

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.47%, 06/01/37(b)	1,341,335	1,403,335
Pool# 1B3601 2.83%, 10/01/37(b)	444,681	468,347
Federal National Mortgage Association Pool
Pool# 747271 2.63%, 07/01/34(b)	1,462,511	1,544,724
Pool# 886345 6.46%, 08/01/36(b)	74,124	76,399
Pool# 893776 6.11%, 09/01/36(b)	88,633	91,338
Pool# 949691 5.88%, 09/01/37(b)	255,904	256,134

Total U.S. Government Mortgage Backed Agencies (cost $3,756,536)		3,840,277

U.S. Treasury Notes 9.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(d)(e)	18,750,000	20,129,264
0.13%, 04/15/17(d)(e)	18,500,000	19,517,834
U.S. Treasury Notes 0.63%, 06/30/17(d)	12,000,000	11,992,032
0.63%, 09/30/17(d)	17,000,000	16,978,087
1.00%, 12/31/17	15,000,000	15,072,075
0.75%, 02/28/18(d)	20,000,000	20,004,680
2.00%, 08/15/25	30,000,000	30,576,570
2.25%, 11/15/25	6,000,000	6,244,452
1.63%, 02/15/26(d)	40,000,000	39,418,760

Total U.S. Treasury Notes (cost $178,521,120)		179,933,754

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.2%
Agrium, Inc., 7.70%, 02/01/17	3,647,000	3,833,198

Metals & Mining 0.4%
Glencore Canada Corp., 5.50%, 06/15/17(d)	8,000,000	8,080,000

Total Yankee Dollars (cost $12,159,509)		11,913,198

Repurchase Agreements 0.9%

	Principal Amount	Market Value
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $5,000,900, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $5,100,000.(f)	5,000,000	5,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $3,460,864, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $3,530,053.(f)	3,460,835	3,460,835
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $4,000,051, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $4,080,052.(f)	4,000,000	4,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $6,000,055, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $6,120,000.(f)	6,000,000	6,000,000

Total Repurchase Agreements (cost $18,460,835)		18,460,835

Total Investments (cost $1,987,047,556) (g) — 99.6%		1,969,960,038
Other assets in excess of liabilities — 0.4%		8,799,217

NET ASSETS — 100.0%		$1,978,759,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2016 was $701,291,831 which represents 35.44% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2016.
(d)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $175,947,542, which was collateralized by a repurchase agreement with a total value of $18,460,835 and $161,214,265 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 29.87%, and maturity dates ranging from 04/07/16 - 02/20/66, a total value of $179,675,100.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $18,460,835.
(g)	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,987,047,556, tax unrealized appreciation and depreciation were $7,504,134 and $(24,591,652), respectively.

ACB	Agricultural Credit Bank
AG	Stock Corporation
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	9,553	$222,298
Aerojet Rocketdyne Holdings, Inc.*	17,501	286,666
Aerovironment, Inc.*(a)	5,244	148,510
American Science & Engineering, Inc.(a)	2,010	55,657
Astronics Corp.*	5,915	225,657
Cubic Corp.(a)	6,151	245,794
Curtiss-Wright Corp.	12,193	922,644
DigitalGlobe, Inc.*	17,622	304,861
Ducommun, Inc.*	2,785	42,471
Engility Holdings, Inc.*	4,757	89,241
Esterline Technologies Corp.*	8,146	521,914
HEICO Corp.	5,349	321,635
HEICO Corp., Class A	10,954	521,411
KEYW Holding Corp. (The)*	8,479	56,301
KLX, Inc.*	14,744	473,872
Kratos Defense & Security Solutions, Inc.*	11,427	56,564
Moog, Inc., Class A*	10,163	464,246
National Presto Industries, Inc.(a)	1,314	110,034
Sparton Corp.*	2,826	50,840
TASER International, Inc.*(a)	14,401	282,692
Teledyne Technologies, Inc.*	9,671	852,402
Vectrus, Inc.*	2,935	66,771

		6,322,481

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	14,694	225,994
Atlas Air Worldwide Holdings, Inc.*	6,743	285,027
Echo Global Logistics, Inc.*	8,039	218,339
Forward Air Corp.(a)	8,563	388,075
Hub Group, Inc., Class A*	9,947	405,738
Park-Ohio Holdings Corp.	2,368	101,398
Radiant Logistics, Inc.*	8,274	29,538
XPO Logistics, Inc.*(a)	19,626	602,518

		2,256,627

Airlines 0.4%
Allegiant Travel Co.	3,640	648,138
Hawaiian Holdings, Inc.*	12,947	610,969
SkyWest, Inc.	14,304	285,937
Virgin America, Inc.*(a)	6,977	269,033

		1,814,077

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	21,030	323,652
Cooper Tire & Rubber Co.	15,724	582,102
Cooper-Standard Holding, Inc.*	3,650	262,216
Dana Holding Corp.	42,054	592,541
Dorman Products, Inc.*(a)	7,356	400,314
Drew Industries, Inc.	6,656	429,046
Federal-Mogul Holdings Corp.*	9,018	89,098
Fox Factory Holding Corp.*	4,365	69,011
Gentherm, Inc.*	9,942	413,488
Horizon Global Corp.*	4,524	56,912
Metaldyne Performance Group, Inc.	3,120	52,447
Modine Manufacturing Co.*	12,816	141,104
Motorcar Parts of America, Inc.*	4,823	183,178
Standard Motor Products, Inc.	5,317	184,234
Stoneridge, Inc.*	7,611	110,816
Strattec Security Corp.(a)	906	51,995
Superior Industries International, Inc.	6,348	140,164
Tenneco, Inc.*	15,842	816,021
Tower International, Inc.	5,577	151,694

		5,050,033

Automobiles 0.0%†
Winnebago Industries, Inc.(a)	7,716	173,224

Banks 8.9%
1st Source Corp.	4,302	136,976
Access National Corp.	1,913	37,935
Allegiance Bancshares, Inc.*	989	18,168
American National Bankshares, Inc.	2,274	57,600
Ameris Bancorp	8,672	256,518
Ames National Corp.(a)	2,444	60,513
Arrow Financial Corp.	2,924	77,691
Banc of California, Inc.	12,408	217,140
BancFirst Corp.	1,985	113,205
Banco Latinoamericano de Comercio Exterior SA, Class E	8,014	194,099
Bancorp, Inc. (The)*	8,739	49,987
BancorpSouth, Inc.	26,404	562,669
Bank of Marin Bancorp	1,569	77,226
Bank of the Ozarks, Inc.	21,272	892,786
Banner Corp.	5,659	237,904
Bar Harbor Bankshares	1,674	55,610
BBCN Bancorp, Inc.	22,083	335,441
Berkshire Hills Bancorp, Inc.	8,423	226,494
Blue Hills Bancorp, Inc.	7,613	104,070
BNC Bancorp	7,921	167,292
Boston Private Financial Holdings, Inc.	23,349	267,346
Bridge Bancorp, Inc.	4,044	123,221
Brookline Bancorp, Inc.	19,616	215,972
Bryn Mawr Bank Corp.	4,819	123,993
BSB Bancorp, Inc.*	2,147	48,243
C1 Financial, Inc.*	1,648	39,882
Camden National Corp.	2,023	84,966
Capital Bank Financial Corp., Class A	5,665	174,765
Capital City Bank Group, Inc.	2,753	40,166
Cardinal Financial Corp.	8,629	175,600
Cascade Bancorp*	8,014	45,760
Cathay General Bancorp(a)	21,858	619,237
CenterState Banks, Inc.	12,074	179,782
Central Pacific Financial Corp.	6,846	149,037
Century Bancorp, Inc., Class A	910	35,408
Chemical Financial Corp.(a)	9,343	333,452
Citizens & Northern Corp.	3,378	67,155
City Holding Co.	4,385	209,515
CNB Financial Corp.	3,937	69,252
CoBiz Financial, Inc.	9,631	113,838
Columbia Banking System, Inc.(a)	15,877	475,040
Community Bank System, Inc.	11,712	447,516
Community Trust Bancorp, Inc.	4,147	146,472
CommunityOne Bancorp*	3,153	41,872
ConnectOne Bancorp, Inc.	8,044	131,519
CU Bancorp*	4,343	91,941
Customers Bancorp, Inc.*	7,174	169,522
CVB Financial Corp.(a)	29,178	509,156
Eagle Bancorp, Inc.*	8,214	394,272
Enterprise Bancorp, Inc.	1,973	51,772
Enterprise Financial Services Corp.	5,719	154,642
Equity Bancshares, Inc., Class A*	821	17,241
Farmers Capital Bank Corp.	2,041	53,923
FCB Financial Holdings, Inc., Class A*	7,526	250,315
Fidelity Southern Corp.	5,879	94,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Financial Institutions, Inc.	3,863	$112,297
First Bancorp	5,342	100,697
First BanCorp*	31,194	91,086
First Bancorp, Inc.(a)	2,787	54,374
First Busey Corp.	6,388	130,826
First Business Financial Services, Inc.	2,289	52,487
First Citizens BancShares, Inc., Class A	2,102	527,749
First Commonwealth Financial Corp.	25,153	222,856
First Community Bancshares, Inc.	4,276	84,836
First Connecticut Bancorp, Inc.	4,430	70,703
First Financial Bancorp	17,192	312,551
First Financial Bankshares, Inc.(a)	17,632	521,555
First Financial Corp.	2,978	101,877
First Interstate BancSystem, Inc., Class A	5,295	148,948
First Merchants Corp.	11,389	268,439
First Midwest Bancorp, Inc.	21,595	389,142
First NBC Bank Holding Co.*	4,156	85,572
First of Long Island Corp. (The)	3,170	90,345
FirstMerit Corp.	45,133	950,050
Flushing Financial Corp.	8,322	179,922
FNB Corp.	55,124	717,163
Franklin Financial Network, Inc.*	1,544	41,688
Fulton Financial Corp.	48,255	645,652
German American Bancorp, Inc.(a)	4,469	143,902
Glacier Bancorp, Inc.(a)	20,695	526,067
Great Southern Bancorp, Inc.	2,859	106,155
Great Western Bancorp, Inc.	11,437	311,887
Green Bancorp, Inc.*	3,926	29,720
Guaranty Bancorp	3,849	59,506
Hampton Roads Bankshares, Inc.*	7,550	13,363
Hancock Holding Co.	21,472	492,997
Hanmi Financial Corp.	9,228	203,201
Heartland Financial USA, Inc.	5,051	155,520
Heritage Commerce Corp.	6,272	62,783
Heritage Financial Corp.	8,051	141,456
Heritage Oaks Bancorp	5,926	46,164
Hilltop Holdings, Inc.*	20,919	394,951
Home BancShares, Inc.	15,544	636,527
HomeTrust Bancshares, Inc.*	5,226	95,793
Horizon Bancorp	2,947	72,850
IBERIABANK Corp.	10,529	539,822
Independent Bank Corp.	13,472	423,677
Independent Bank Group, Inc.	2,528	69,267
International Bancshares Corp.	14,973	369,234
Investors Bancorp, Inc.	89,822	1,045,528
Lakeland Bancorp, Inc.	12,196	123,789
Lakeland Financial Corp.	4,733	216,677
LegacyTexas Financial Group, Inc.	12,768	250,891
Live Oak Bancshares, Inc.(a)	1,329	19,935
MainSource Financial Group, Inc.	5,867	123,735
MB Financial, Inc.	20,585	667,983
Mercantile Bank Corp.	5,102	114,387
Merchants Bancshares, Inc.	1,204	35,807
MidWestOne Financial Group, Inc.	2,021	55,476
National Bank Holdings Corp., Class A	8,163	166,444
National Bankshares, Inc.(a)	1,824	62,600
National Commerce Corp.*(a)	1,697	40,066
National Penn Bancshares, Inc.	37,188	395,680
NBT Bancorp, Inc.	12,280	330,946
OFG Bancorp	12,036	84,132
Old National Bancorp	32,490	396,053
Old Second Bancorp, Inc.*	7,582	54,363
Opus Bank	3,133	106,522
Pacific Continental Corp.	5,049	81,440
Pacific Premier Bancorp, Inc.*	7,669	163,887
Park National Corp.(a)	3,605	324,450
Park Sterling Corp.	13,453	89,731
Peapack Gladstone Financial Corp.	4,175	70,557
Penns Woods Bancorp, Inc.(a)	1,365	52,607
Peoples Bancorp, Inc.	4,752	92,854
Peoples Financial Services Corp.(a)	2,067	76,892
People’s Utah Bancorp	879	13,915
Pinnacle Financial Partners, Inc.	9,839	482,701
Preferred Bank, Los Angeles	3,094	93,593
PrivateBancorp, Inc.	21,466	828,588
Prosperity Bancshares, Inc.(a)	19,139	887,858
QCR Holdings, Inc.	3,041	72,528
Renasant Corp.	11,141	366,650
Republic Bancorp, Inc., Class A	2,583	66,719
S&T Bancorp, Inc.	9,346	240,753
Sandy Spring Bancorp, Inc.	7,170	199,541
Seacoast Banking Corp. of Florida*	7,092	111,983
ServisFirst Bancshares, Inc.	5,994	266,134
Sierra Bancorp	3,285	59,623
Simmons First National Corp., Class A	8,269	372,684
South State Corp.	6,671	428,478
Southside Bancshares, Inc.	6,840	178,319
Southwest Bancorp, Inc.	4,871	73,309
State Bank Financial Corp.	10,314	203,805
Sterling Bancorp	32,870	523,619
Stock Yards Bancorp, Inc.	3,915	150,845
Stonegate Bank	2,877	86,195
Suffolk Bancorp	3,052	77,032
Sun Bancorp, Inc.*(a)	2,533	52,458
Talmer Bancorp, Inc., Class A	14,285	258,416
Texas Capital Bancshares, Inc.*	12,623	484,471
Tompkins Financial Corp.(a)	4,203	268,992
Towne Bank(a)	12,257	235,212
TriCo Bancshares	6,032	152,730
TriState Capital Holdings, Inc.*	5,403	68,078
Triumph Bancorp, Inc.*	3,892	61,610
Trustmark Corp.	18,616	428,726
UMB Financial Corp.(a)	10,738	554,403
Umpqua Holdings Corp.	60,225	955,168
Union Bankshares Corp.	12,653	311,643
United Bankshares, Inc.(a)	18,964	695,979
United Community Banks, Inc.	14,994	276,939
Univest Corp. of Pennsylvania	5,064	98,799
Valley National Bancorp	63,334	604,206
Washington Trust Bancorp, Inc.(a)	3,987	148,795
Webster Financial Corp.	24,680	886,012
WesBanco, Inc.	10,782	320,333
West Bancorporation, Inc.	4,176	76,128
Westamerica Bancorporation(a)	7,089	345,305
Western Alliance Bancorp*	23,398	781,025
Wilshire Bancorp, Inc.	19,925	205,227
Wintrust Financial Corp.	12,999	576,376
Yadkin Financial Corp.	12,203	288,845

		40,985,253

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,488	$460,454
Castle Brands, Inc.*(a)	15,588	14,654
Coca-Cola Bottling Co. Consolidated	1,246	199,061
Craft Brew Alliance, Inc.*(a)	2,481	20,419
MGP Ingredients, Inc.	2,623	63,581
National Beverage Corp.*	3,074	130,092

		888,261

Biotechnology 4.4%
Abeona Therapeutics, Inc.*(a)	2,544	6,513
ACADIA Pharmaceuticals, Inc.*(a)	23,341	652,614
Acceleron Pharma, Inc.*(a)	6,590	173,910
Achillion Pharmaceuticals, Inc.*	33,092	255,470
Acorda Therapeutics, Inc.*	12,015	317,797
Adamas Pharmaceuticals, Inc.*	3,365	48,658
Aduro Biotech, Inc.*(a)	2,086	26,722
Advaxis, Inc.*(a)	8,125	73,369
Aegerion Pharmaceuticals, Inc.*	6,292	23,280
Affimed NV*(a)	3,786	14,160
Agenus, Inc.*	20,611	85,742
Aimmune Therapeutics, Inc.*	3,084	41,819
Akebia Therapeutics, Inc.*	8,996	81,054
Alder Biopharmaceuticals, Inc.*	6,631	162,393
AMAG Pharmaceuticals, Inc.*(a)	9,277	217,082
Amicus Therapeutics, Inc.*(a)	32,519	274,786
Anacor Pharmaceuticals, Inc.*	11,309	604,466
Anthera Pharmaceuticals, Inc.*(a)	10,429	37,753
Applied Genetic Technologies Corp.*(a)	2,530	35,369
Ardelyx, Inc.*	6,155	47,824
Arena Pharmaceuticals, Inc.*(a)	71,206	140,276
ARIAD Pharmaceuticals, Inc.*(a)	46,916	299,793
Array BioPharma, Inc.*	38,707	114,186
Arrowhead Research Corp.*(a)	15,057	72,575
Asterias Biotherapeutics, Inc.*(a)	2,551	11,990
Atara Biotherapeutics, Inc.*(a)	4,340	82,590
aTyr Pharma, Inc.*	1,500	5,910
Avalanche Biotechnologies, Inc.*(a)	4,872	25,188
Avexis, Inc.*	1,645	44,810
Axovant Sciences Ltd.*	3,700	42,476
Bellicum Pharmaceuticals, Inc.*(a)	2,222	20,776
BioCryst Pharmaceuticals, Inc.*(a)	19,729	55,833
BioSpecifics Technologies Corp.*	1,394	48,539
BioTime, Inc.*(a)	13,663	39,213
Blueprint Medicines Corp.*	2,335	42,147
Calithera Biosciences, Inc.*(a)	2,751	15,626
Cara Therapeutics, Inc.*	5,135	31,940
Catabasis Pharmaceuticals, Inc.*(a)	1,283	6,466
Catalyst Pharmaceuticals, Inc.*	18,651	21,822
Celldex Therapeutics, Inc.*(a)	26,515	100,227
Cellular Biomedicine Group, Inc.*(a)	2,443	45,562
Cepheid*	19,869	662,830
ChemoCentryx, Inc.*(a)	7,176	17,868
Chiasma, Inc.*	1,927	17,651
Chimerix, Inc.*	12,001	61,325
Cidara Therapeutics, Inc.*(a)	1,177	14,948
Clovis Oncology, Inc.*	7,374	141,581
Coherus Biosciences, Inc.*(a)	6,808	144,534
Concert Pharmaceuticals, Inc.*	4,116	56,225
CorMedix, Inc.*(a)	7,740	20,511
CTI BioPharma Corp.*(a)	65,339	34,721
Curis, Inc.*(a)	31,205	50,240
Cytokinetics, Inc.*	9,089	64,077
CytomX Therapeutics, Inc.*(a)	1,935	24,961
CytRx Corp.*(a)	17,372	46,557
Dicerna Pharmaceuticals, Inc.*	3,745	20,073
Dimension Therapeutics, Inc.*	1,345	10,531
Dynavax Technologies Corp.*(a)	10,432	200,712
Eagle Pharmaceuticals, Inc.*(a)	2,258	91,449
Edge Therapeutics, Inc.*(a)	2,138	19,563
Editas Medicine, Inc.*	2,152	74,330
Emergent BioSolutions, Inc.*	8,175	297,161
Enanta Pharmaceuticals, Inc.*(a)	4,396	129,110
Epizyme, Inc.*	11,075	134,229
Esperion Therapeutics, Inc.*(a)	3,530	59,692
Exact Sciences Corp.*(a)	25,386	171,102
Exelixis, Inc.*(a)	60,546	242,184
Fibrocell Science, Inc.*(a)	6,702	16,755
FibroGen, Inc.*	13,558	288,650
Five Prime Therapeutics, Inc.*	6,089	247,396
Flexion Therapeutics, Inc.*	3,952	36,358
Foundation Medicine, Inc.*(a)	2,990	54,358
Galena Biopharma, Inc.*(a)	53,216	72,374
Genocea Biosciences, Inc.*	5,780	44,737
Genomic Health, Inc.*	4,851	120,159
Geron Corp.*(a)	41,861	122,234
Global Blood Therapeutics, Inc.*(a)	1,804	28,611
Halozyme Therapeutics, Inc.*(a)	28,557	270,435
Heron Therapeutics, Inc.*(a)	7,716	146,527
Idera Pharmaceuticals, Inc.*(a)	23,249	46,033
Ignyta, Inc.*	5,573	37,729
Immune Design Corp.*	2,804	36,452
ImmunoGen, Inc.*(a)	24,719	210,606
Immunomedics, Inc.*(a)	26,244	65,610
Infinity Pharmaceuticals, Inc.*	13,146	69,279
Inovio Pharmaceuticals, Inc.*(a)	20,332	177,092
Insmed, Inc.*	17,592	222,891
Insys Therapeutics, Inc.*(a)	6,371	101,872
Invitae Corp.*(a)	1,990	20,358
Ironwood Pharmaceuticals, Inc.*(a)	34,047	372,474
Karyopharm Therapeutics, Inc.*	6,213	55,420
Keryx Biopharmaceuticals, Inc.*(a)	27,634	129,051
Kite Pharma, Inc.*(a)	9,000	413,190
La Jolla Pharmaceutical Co.*	3,558	74,398
Lexicon Pharmaceuticals, Inc.*(a)	11,314	135,202
Ligand Pharmaceuticals, Inc.*(a)	4,859	520,350
Lion Biotechnologies, Inc.*(a)	12,273	62,347
Loxo Oncology, Inc.*(a)	2,280	62,335
MacroGenics, Inc.*	8,301	155,644
MannKind Corp.*(a)	73,150	117,771
Medgenics, Inc.*(a)	6,062	26,673
Merrimack Pharmaceuticals, Inc.*(a)	31,379	262,642
MiMedx Group, Inc.*(a)	30,752	268,772
Mirati Therapeutics, Inc.*(a)	2,955	63,237
Momenta Pharmaceuticals, Inc.*	16,134	149,078
Myriad Genetics, Inc.*	19,194	718,431
NantKwest, Inc.*(a)	1,779	14,623
Natera, Inc.*(a)	2,670	25,418
Navidea Biopharmaceuticals, Inc.*(a)	38,919	36,759
Neurocrine Biosciences, Inc.*	23,569	932,154
NewLink Genetics Corp.*(a)	5,521	100,482
Nivalis Therapeutics, Inc.*	1,445	6,026
Northwest Biotherapeutics, Inc.*(a)	12,195	17,805

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Novavax, Inc.*(a)	74,750	$385,710
Oncocyte Corp.*(a)	682	3,144
OncoMed Pharmaceuticals, Inc.*(a)	4,544	45,940
Oncothyreon, Inc.*(a)	24,664	31,323
Ophthotech Corp.*	6,657	281,391
Organovo Holdings, Inc.*(a)	23,764	51,568
Osiris Therapeutics, Inc.*(a)	4,743	27,083
Otonomy, Inc.*	5,103	76,137
OvaScience, Inc.*(a)	5,863	55,640
PDL BioPharma, Inc.	43,888	146,147
Peregrine Pharmaceuticals, Inc.*(a)	64,787	27,243
Pfenex, Inc.*	4,049	39,802
Portola Pharmaceuticals, Inc.*	14,161	288,884
Progenics Pharmaceuticals, Inc.*	18,517	80,734
Proteon Therapeutics, Inc.*(a)	1,855	14,358
Prothena Corp. PLC*	9,399	386,863
PTC Therapeutics, Inc.*(a)	8,931	57,516
Radius Health, Inc.*(a)	9,222	289,940
Raptor Pharmaceutical Corp.*	21,454	98,688
REGENXBIO, Inc.*	1,832	19,786
Regulus Therapeutics, Inc.*(a)	7,040	48,787
Repligen Corp.*	9,301	249,453
Retrophin, Inc.*(a)	9,234	126,136
Rigel Pharmaceuticals, Inc.*	24,150	50,232
Sage Therapeutics, Inc.*	4,202	134,716
Sangamo BioSciences, Inc.*(a)	18,555	112,258
Sarepta Therapeutics, Inc.*(a)	12,506	244,117
Seres Therapeutics, Inc.*(a)	2,229	59,202
Sorrento Therapeutics, Inc.*(a)	7,066	38,015
Spark Therapeutics, Inc.*	2,472	72,949
Spectrum Pharmaceuticals, Inc.*	17,424	110,817
Stemline Therapeutics, Inc.*	3,914	18,239
Synergy Pharmaceuticals, Inc.*	26,527	73,214
Synta Pharmaceuticals Corp.*	22,514	5,403
T2 Biosystems, Inc.*	2,806	27,667
TESARO, Inc.*(a)	6,584	289,894
TG Therapeutics, Inc.*(a)	11,335	96,574
Threshold Pharmaceuticals, Inc.*	16,644	7,656
Tobira Therapeutics, Inc.*	504	4,123
Tokai Pharmaceuticals, Inc.*(a)	2,340	13,127
Trevena, Inc.*	8,203	67,839
Trovagene, Inc.*(a)	8,214	38,195
Ultragenyx Pharmaceutical, Inc.*	10,618	672,226
Vanda Pharmaceuticals, Inc.*	10,871	90,882
Verastem, Inc.*(a)	8,015	12,664
Versartis, Inc.*(a)	6,348	50,911
Vitae Pharmaceuticals, Inc.*(a)	3,285	21,780
Vital Therapies, Inc.*	5,516	50,030
Voyager Therapeutics, Inc.*(a)	1,446	12,624
vTv Therapeutics, Inc., Class A*	1,753	9,045
XBiotech, Inc.*(a)	995	9,403
Xencor, Inc.*	7,573	101,630
XOMA Corp.*(a)	22,684	17,535
Zafgen, Inc.*(a)	4,102	27,401
ZIOPHARM Oncology, Inc.*(a)	32,231	239,154

		20,025,484

Building Products 1.0%
AAON, Inc.	11,315	316,820
Advanced Drainage Systems, Inc.(a)	9,448	201,242
American Woodmark Corp.*	3,581	267,107
Apogee Enterprises, Inc.	8,086	354,895
Builders FirstSource, Inc.*	13,752	154,985
Continental Building Products, Inc.*	8,557	158,818
Gibraltar Industries, Inc.*	8,343	238,610
Griffon Corp.(a)	8,672	133,982
Insteel Industries, Inc.	5,214	159,392
Masonite International Corp.*	8,318	544,829
NCI Building Systems, Inc.*	7,484	106,273
Nortek, Inc.*	2,657	128,306
Patrick Industries, Inc.*	3,555	161,361
PGT, Inc.*	12,630	124,279
Ply Gem Holdings, Inc.*	5,643	79,284
Quanex Building Products Corp.	9,106	158,080
Simpson Manufacturing Co., Inc.	11,581	442,047
Trex Co., Inc.*(a)	8,592	411,815
Universal Forest Products, Inc.	5,517	473,469

		4,615,594

Capital Markets 1.3%
Actua Corp.*(a)	10,521	95,215
Arlington Asset Investment Corp., Class A(a)	5,838	73,150
Ashford, Inc.*	258	11,762
Associated Capital Group, Inc., Class A*	1,709	47,886
BGC Partners, Inc., Class A	50,265	454,898
Calamos Asset Management, Inc., Class A	4,451	37,789
Cohen & Steers, Inc.	5,475	213,087
Cowen Group, Inc., Class A*(a)	29,673	113,054
Diamond Hill Investment Group, Inc.	806	142,952
Evercore Partners, Inc., Class A	9,479	490,538
Fifth Street Asset Management, Inc.(a)	1,524	4,664
Financial Engines, Inc.(a)	14,411	452,938
GAMCO Investors, Inc., Class A(a)	1,709	63,336
Greenhill & Co., Inc.	7,800	173,160
HFF, Inc., Class A	10,530	289,891
Houlihan Lokey, Inc.	3,170	78,933
INTL. FCStone, Inc.*	3,977	106,305
Investment Technology Group, Inc.	8,586	189,751
Janus Capital Group, Inc.	40,086	586,458
KCG Holdings, Inc., Class A*	9,267	110,741
Ladenburg Thalmann Financial Services, Inc.*(a)	28,469	71,173
Medley Management, Inc., Class A(a)	1,744	9,592
Moelis & Co., Class A	4,804	135,617
OM Asset Management PLC	6,426	85,787
Oppenheimer Holdings, Inc., Class A	2,648	41,785
Piper Jaffray Cos.*	4,126	204,485
Pzena Investment Management, Inc., Class A	3,035	22,914
Safeguard Scientifics, Inc.*(a)	5,652	74,889
Stifel Financial Corp.*	18,673	552,721
Virtu Financial, Inc., Class A	5,155	113,977
Virtus Investment Partners, Inc.(a)	1,813	141,613
Walter Investment Management Corp.*(a)	9,760	74,566
Westwood Holdings Group, Inc.	2,064	121,054
WisdomTree Investments, Inc.(a)	31,514	360,205
ZAIS Group Holdings, Inc.*	800	3,888

		5,750,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals 1.8%
A. Schulman, Inc.	8,383	$228,185
American Vanguard Corp.*	7,701	121,522
Axiall Corp.	19,375	423,150
Balchem Corp.	8,589	532,690
Calgon Carbon Corp.	14,840	208,057
Chase Corp.	1,900	99,921
Chemtura Corp.*	18,441	486,842
Core Molding Technologies, Inc.*	1,893	23,625
Ferro Corp.*	19,292	228,996
Flotek Industries, Inc.*(a)	14,319	104,958
FutureFuel Corp.	6,531	77,001
H.B. Fuller Co.	13,848	587,848
Hawkins, Inc.	2,813	101,521
Innophos Holdings, Inc.	5,371	166,018
Innospec, Inc.	6,753	292,810
Intrepid Potash, Inc.*	14,039	15,583
KMG Chemicals, Inc.	2,472	57,029
Koppers Holdings, Inc.*	5,501	123,608
Kraton Performance Polymers, Inc.*	8,561	148,105
Kronos Worldwide, Inc.(a)	5,357	30,642
LSB Industries, Inc.*	6,092	77,673
Minerals Technologies, Inc.	9,557	543,315
Olin Corp.	45,134	783,978
OMNOVA Solutions, Inc.*	13,146	73,092
PolyOne Corp.	24,460	739,915
Quaker Chemical Corp.	3,714	315,170
Rayonier Advanced Materials, Inc.	10,736	101,992
Rentech, Inc.*	5,943	13,193
Senomyx, Inc.*(a)	11,227	29,190
Sensient Technologies Corp.	12,820	813,557
Solazyme, Inc.*(a)	19,886	40,369
Stepan Co.	5,343	295,414
Trecora Resources*	5,109	49,149
Tredegar Corp.	6,728	105,764
Trinseo SA*	3,179	117,019
Tronox Ltd., Class A(a)	16,467	105,224
Valhi, Inc.(a)	4,229	4,990

		8,267,115

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	15,447	499,093
ACCO Brands Corp.*	30,728	275,937
ARC Document Solutions, Inc.*	10,135	45,608
Brady Corp., Class A	13,261	355,925
Brink’s Co. (The)	13,463	452,222
Casella Waste Systems, Inc., Class A*	10,236	68,581
CECO Environmental Corp.	7,506	46,612
Civeo Corp.*	26,607	32,727
Deluxe Corp.	13,648	852,864
Ennis, Inc.	6,826	133,448
Essendant, Inc.	10,781	344,237
G&K Services, Inc., Class A	5,564	407,563
Healthcare Services Group, Inc.(a)	19,542	719,341
Heritage-Crystal Clean, Inc.*	3,119	31,003
Herman Miller, Inc.	16,485	509,222
HNI Corp.	12,308	482,104
InnerWorkings, Inc.*	10,080	80,136
Interface, Inc.	18,379	340,747
Kimball International, Inc., Class B	9,153	103,887
Knoll, Inc.	13,131	284,286
Matthews International Corp., Class A	9,134	470,127
McGrath RentCorp	6,443	161,590
Mobile Mini, Inc.(a)	12,748	420,939
MSA Safety, Inc.	8,126	392,892
Multi-Color Corp.	3,556	189,713
NL Industries, Inc.*	1,961	4,432
Quad/Graphics, Inc.	8,271	107,027
SP Plus Corp.*	4,491	108,053
Steelcase, Inc., Class A	23,047	343,861
Team, Inc.*	8,159	247,870
Tetra Tech, Inc.	16,444	490,360
TRC Cos., Inc.*	4,186	30,349
UniFirst Corp.	4,105	447,938
US Ecology, Inc.	6,013	265,534
Viad Corp.	5,483	159,884
VSE Corp.	1,142	77,530
West Corp.	14,068	321,032

		10,304,674

Communications Equipment 1.6%
ADTRAN, Inc.	13,975	282,574
Aerohive Networks, Inc.*(a)	5,703	28,458
Alliance Fiber Optic Products, Inc.*(a)	4,037	59,707
Applied Optoelectronics, Inc.*(a)	4,371	65,172
Bel Fuse, Inc., Class B	2,621	38,267
Black Box Corp.	3,780	50,917
CalAmp Corp.*	9,692	173,778
Calix, Inc.*	11,490	81,464
Ciena Corp.*	33,870	644,207
Clearfield, Inc.*(a)	3,126	50,235
Comtech Telecommunications Corp.	4,228	98,808
Digi International, Inc.*	6,320	59,598
EMCORE Corp.*	5,092	25,460
Extreme Networks, Inc.*	26,945	83,799
Finisar Corp.*	28,689	523,287
Harmonic, Inc.*(a)	23,652	77,342
Infinera Corp.*	36,669	588,904
InterDigital, Inc.	9,935	552,883
Ixia*	17,028	212,169
KVH Industries, Inc.*	4,158	39,709
NETGEAR, Inc.*	8,907	359,576
NetScout Systems, Inc.*	25,398	583,392
Novatel Wireless, Inc.*(a)	9,272	16,411
Oclaro, Inc.*(a)	26,348	142,279
Plantronics, Inc.	9,768	382,808
Polycom, Inc.*	37,461	417,690
Ruckus Wireless, Inc.*	21,132	207,305
ShoreTel, Inc.*	17,112	127,313
Sonus Networks, Inc.*	13,372	100,691
Ubiquiti Networks, Inc.*(a)	8,055	267,990
ViaSat, Inc.*(a)	11,707	860,230

		7,202,423

Construction & Engineering 0.8%
Aegion Corp.*	9,949	209,825
Ameresco, Inc., Class A*	5,325	25,400
Argan, Inc.	3,512	123,482
Comfort Systems USA, Inc.	10,014	318,145
Dycom Industries, Inc.*(a)	9,300	601,431
EMCOR Group, Inc.	17,099	831,011
Granite Construction, Inc.	10,814	516,909
Great Lakes Dredge & Dock Corp.*	15,929	71,043
HC2 Holdings, Inc.*(a)	6,473	24,727
MasTec, Inc.*(a)	18,398	372,376
MYR Group, Inc.*	5,458	137,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Northwest Pipe Co.*	2,480	$22,866
NV5 Global, Inc.*(a)	1,255	33,672
Orion Marine Group, Inc.*	7,318	37,907
Primoris Services Corp.(a)	10,371	252,015
Tutor Perini Corp.*(a)	10,265	159,518

		3,737,377

Construction Materials 0.2%
Headwaters, Inc.*	20,446	405,648
Summit Materials, Inc., Class A*	8,604	167,348
United States Lime & Minerals, Inc.	505	30,305
US Concrete, Inc.*	4,058	241,776

		845,077

Consumer Finance 0.4%
Cash America International, Inc.	6,792	262,443
Encore Capital Group, Inc.*(a)	7,401	190,502
Enova International, Inc.*	7,648	48,259
EZCORP, Inc., Class A*	14,150	42,025
First Cash Financial Services, Inc.	7,825	360,420
Green Dot Corp., Class A*	12,656	290,708
JG Wentworth Co. (The), Class A*(a)	3,682	4,492
Nelnet, Inc., Class A	6,281	247,283
PRA Group, Inc.*(a)	13,367	392,856
Regional Management Corp.*	2,849	48,746
World Acceptance Corp.*(a)	1,854	70,304

		1,958,038

Containers & Packaging 0.4%
AEP Industries, Inc.	1,052	69,432
Berry Plastics Group, Inc.*	32,639	1,179,900
Greif, Inc., Class A(a)	8,665	283,779
Multi Packaging Solutions International Ltd.*	5,209	84,542
Myers Industries, Inc.	6,562	84,387

		1,702,040

Distributors 0.4%
Core-Mark Holding Co., Inc.	6,400	521,984
Fenix Parts, Inc.*(a)	3,358	15,447
Pool Corp.	11,905	1,044,545
VOXX International Corp.*	5,077	22,694
Weyco Group, Inc.	1,702	45,307

		1,649,977

Diversified Consumer Services 1.0%
2U, Inc.*(a)	7,445	168,257
American Public Education, Inc.*	4,956	102,242
Apollo Education Group, Inc.*	26,626	218,733
Ascent Capital Group, Inc., Class A*	3,690	54,649
Bridgepoint Education, Inc.*	4,405	44,402
Bright Horizons Family Solutions, Inc.*	10,225	662,375
Cambium Learning Group, Inc.*	3,042	12,989
Capella Education Co.	3,322	174,870
Career Education Corp.*	17,598	79,895
Carriage Services, Inc.(a)	4,110	88,817
Chegg, Inc.*(a)	20,876	93,107
Collectors Universe, Inc.	1,897	31,490
DeVry Education Group, Inc.(a)	17,684	305,403
Grand Canyon Education, Inc.*	12,985	554,979
Houghton Mifflin Harcourt Co.*	33,824	674,451
K12, Inc.*	9,167	90,662
Liberty Tax, Inc.	1,424	27,896
LifeLock, Inc.*(a)	26,227	316,560
Regis Corp.*	9,736	147,890
Sotheby’s	15,185	405,895
Strayer Education, Inc.*	2,962	144,398
Universal Technical Institute, Inc.(a)	5,159	22,235
Weight Watchers International, Inc.*(a)	7,962	115,688

		4,537,883

Diversified Financial Services 0.4%
BBX Capital Corp., Class A*(a)	705	11,252
FNFV Group*	20,472	222,121
GAIN Capital Holdings, Inc.	8,836	57,964
MarketAxess Holdings, Inc.	10,168	1,269,272
Marlin Business Services Corp.	2,190	31,339
NewStar Financial, Inc.*	6,742	58,993
On Deck Capital, Inc.*(a)	3,013	23,471
PICO Holdings, Inc.*	6,649	68,019
Resource America, Inc., Class A(a)	3,926	22,653
Tiptree Financial, Inc., Class A	7,682	43,787

		1,808,871

Diversified Telecommunication Services 0.7%
8x8, Inc.*	23,618	237,597
Atlantic Tele-Network, Inc.	2,989	226,656
Cincinnati Bell, Inc.*	56,495	218,636
Cogent Communications Holdings, Inc.	12,737	497,125
Consolidated Communications Holdings, Inc.	14,056	362,083
FairPoint Communications, Inc.*(a)	5,581	83,045
General Communication, Inc., Class A*	9,404	172,281
Globalstar, Inc.*(a)	133,249	195,876
Hawaiian Telcom Holdco, Inc.*	2,964	69,802
IDT Corp., Class B	4,733	73,788
Inteliquent, Inc.	8,952	143,680
Intelsat SA*(a)	7,553	19,034
Iridium Communications, Inc.*(a)	22,258	175,170
Lumos Networks Corp.*	5,981	76,796
ORBCOMM, Inc.*(a)	16,146	163,559
pdvWireless, Inc.*(a)	3,999	137,326
Straight Path Communications, Inc., Class B*(a)	2,708	84,029
Vonage Holdings Corp.*	49,734	227,284
Windstream Holdings, Inc.(a)	27,412	210,524

		3,374,291

Electric Utilities 1.3%
ALLETE, Inc.	13,372	749,768
Cleco Corp.	16,543	913,339
El Paso Electric Co.	11,233	515,370
Empire District Electric Co. (The)	12,033	397,691
Genie Energy Ltd., Class B*(a)	3,049	23,203
IDACORP, Inc.	13,674	1,019,944
MGE Energy, Inc.	9,644	503,899
Otter Tail Corp.(a)	10,802	319,955
PNM Resources, Inc.	21,743	733,174
Portland General Electric Co.	24,174	954,631
Spark Energy, Inc., Class A	662	11,916

		6,142,890

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,532	27,576
AZZ, Inc.	7,099	401,803
Encore Wire Corp.	5,816	226,417
EnerSys	12,161	677,611
Enphase Energy, Inc.*(a)	6,841	15,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
Franklin Electric Co., Inc.	13,166	$423,550
FuelCell Energy, Inc.*(a)	5,917	40,058
Generac Holdings, Inc.*(a)	18,926	704,804
General Cable Corp.	13,382	163,394
LSI Industries, Inc.	5,616	65,988
Plug Power, Inc.*(a)	47,261	96,885
Powell Industries, Inc.	2,465	73,482
Power Solutions International, Inc.*(a)	1,175	16,215
PowerSecure International, Inc.*	6,109	114,177
Preformed Line Products Co.	693	25,308
Sunrun, Inc.*(a)	4,626	29,977
Thermon Group Holdings, Inc.*	8,649	151,877
Vicor Corp.*	4,283	44,886

		3,299,948

Electronic Equipment, Instruments & Components 3.0%
Agilysys, Inc.*	3,829	39,094
Anixter International, Inc.*	7,927	413,076
AVX Corp.	12,297	154,573
Badger Meter, Inc.(a)	4,023	267,570
Belden, Inc.	11,704	718,392
Benchmark Electronics, Inc.*	14,097	324,936
Checkpoint Systems, Inc.*	11,860	120,023
Coherent, Inc.*	6,544	601,394
Control4 Corp.*	5,128	40,819
CTS Corp.	8,967	141,141
Daktronics, Inc.	10,471	82,721
DTS, Inc.*	4,720	102,802
Electro Rent Corp.	4,303	39,846
ePlus, Inc.*	1,505	121,168
Fabrinet*	9,792	316,771
FARO Technologies, Inc.*(a)	4,749	152,965
FEI Co.	11,378	1,012,756
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	10,203	144,474
II-VI, Inc.*	14,095	306,002
Insight Enterprises, Inc.*	10,815	309,742
InvenSense, Inc.*	20,517	172,343
Itron, Inc.*	10,670	445,152
Kimball Electronics, Inc.*	7,874	87,953
Knowles Corp.*(a)	24,305	320,340
Littelfuse, Inc.	6,195	762,666
Mercury Systems, Inc.*	9,109	184,913
Mesa Laboratories, Inc.(a)	794	76,502
Methode Electronics, Inc.	10,688	312,517
MTS Systems Corp.	4,228	257,274
Multi-Fineline Electronix, Inc.*	2,316	53,754
Newport Corp.*	10,764	247,572
OSI Systems, Inc.*(a)	5,492	359,671
Park Electrochemical Corp.	5,514	88,279
PC Connection, Inc.	2,754	71,081
Plexus Corp.*	9,366	370,144
QLogic Corp.*	23,459	315,289
Rofin-Sinar Technologies, Inc.*	7,942	255,891
Rogers Corp.*	5,190	310,725
Sanmina Corp.*	21,653	506,247
ScanSource, Inc.*	7,197	290,615
SYNNEX Corp.	7,851	726,924
Systemax, Inc.*	2,959	25,950
Tech Data Corp.*	10,074	773,381
TTM Technologies, Inc.*	15,347	102,058
Universal Display Corp.*	11,029	596,669
Vishay Intertechnology, Inc.	37,350	456,043
Vishay Precision Group, Inc.*(a)	3,037	42,548

		13,622,766

Energy Equipment & Services 0.8%
Archrock, Inc.	18,427	147,416
Atwood Oceanics, Inc.(a)	18,810	172,488
Basic Energy Services, Inc.*(a)	10,573	29,182
Bristow Group, Inc.	10,009	189,370
C&J Energy Services Ltd.*	14,054	19,816
CARBO Ceramics, Inc.(a)	5,102	72,448
Era Group, Inc.*	5,366	50,333
Exterran Corp.*	9,615	148,648
Fairmount Santrol Holdings, Inc.*(a)	15,924	39,969
Forum Energy Technologies, Inc.*(a)	16,843	222,328
Geospace Technologies Corp.*(a)	3,261	40,241
GulfMark Offshore, Inc., Class A*(a)	6,236	38,476
Helix Energy Solutions Group, Inc.*	29,960	167,776
Hornbeck Offshore Services, Inc.*	8,606	85,458
Independence Contract Drilling, Inc.*	4,001	19,085
ION Geophysical Corp.*	2,255	18,220
Key Energy Services, Inc.*(a)	34,502	12,745
Matrix Service Co.*	7,212	127,652
McDermott International, Inc.*(a)	66,570	272,271
Natural Gas Services Group, Inc.*	3,272	70,773
Newpark Resources, Inc.*	22,486	97,140
Nordic American Offshore Ltd.	4,755	21,302
North Atlantic Drilling Ltd.*(a)	1,873	5,132
Oil States International, Inc.*	14,289	450,389
Parker Drilling Co.*	33,257	70,505
PHI, Inc., Non-Voting Shares*	3,473	65,605
Pioneer Energy Services Corp.*	16,488	36,274
RigNet, Inc.*	3,136	42,900
SEACOR Holdings, Inc.*	4,817	262,286
Seventy Seven Energy, Inc.*(a)	13,930	8,081
Tesco Corp.	10,720	92,299
TETRA Technologies, Inc.*	21,864	138,836
Tidewater, Inc.(a)	12,093	82,595
U.S. Silica Holdings, Inc.(a)	17,473	396,987
Unit Corp.*(a)	13,432	118,336

		3,833,362

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	8,135	255,520
Casey’s General Stores, Inc.	10,591	1,200,172
Chefs’ Warehouse Inc. (The)*	5,122	103,925
Fairway Group Holdings Corp.*(a)	4,815	1,686
Fresh Market, Inc. (The)*(a)	11,992	342,132
Ingles Markets, Inc., Class A	3,554	133,275
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,355	50,091
Performance Food Group Co.*(a)	4,557	106,406
PriceSmart, Inc.(a)	5,307	448,866
Smart & Final Stores, Inc.*	6,334	102,611
SpartanNash Co.	10,582	320,741
SUPERVALU, Inc.*	72,511	417,663
United Natural Foods, Inc.*	13,894	559,928
Village Super Market, Inc., Class A	2,038	49,238
Weis Markets, Inc.	2,928	131,936

		4,224,190

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products 1.8%
Alico, Inc.(a)	938	$25,898
Amplify Snack Brands, Inc.*(a)	3,901	55,862
Arcadia Biosciences, Inc.*(a)	1,850	5,143
B&G Foods, Inc.(a)	17,173	597,792
Calavo Growers, Inc.	4,136	236,000
Cal-Maine Foods, Inc.(a)	8,546	443,623
Darling Ingredients, Inc.*	45,756	602,607
Dean Foods Co.(a)	25,935	449,194
Farmer Brothers Co.*	1,954	54,458
Fresh Del Monte Produce, Inc.	9,213	387,591
Freshpet, Inc.*(a)	5,133	37,625
Inventure Foods, Inc.*(a)	4,800	27,120
J&J Snack Foods Corp.	4,115	445,572
John B. Sanfilippo & Son, Inc.	2,346	162,085
Lancaster Colony Corp.	5,064	559,927
Landec Corp.*	6,937	72,839
Lifeway Foods, Inc.*	1,188	12,866
Limoneira Co.(a)	2,947	44,794
Omega Protein Corp.*	5,795	98,167
Post Holdings, Inc.*	16,840	1,158,087
Sanderson Farms, Inc.(a)	6,146	554,246
Seaboard Corp.*	73	219,220
Seneca Foods Corp., Class A*	1,968	68,368
Snyder’s-Lance, Inc.	18,997	598,026
Tootsie Roll Industries, Inc.(a)	5,150	179,941
TreeHouse Foods, Inc.*	15,379	1,334,128

		8,431,179

Gas Utilities 1.5%
Chesapeake Utilities Corp.	4,223	265,922
Laclede Group, Inc. (The)	11,672	790,778
New Jersey Resources Corp.	23,196	845,030
Northwest Natural Gas Co.	7,488	403,229
ONE Gas, Inc.	14,201	867,681
Piedmont Natural Gas Co., Inc.	21,263	1,272,165
South Jersey Industries, Inc.(a)	18,839	535,969
Southwest Gas Corp.	12,696	836,032
WGL Holdings, Inc.	13,388	968,890

		6,785,696

Health Care Equipment & Supplies 3.7%
Abaxis, Inc.	6,058	274,973
ABIOMED, Inc.*	11,425	1,083,204
Accuray, Inc.*	21,142	122,201
Analogic Corp.	3,509	277,246
AngioDynamics, Inc.*	6,488	79,738
Anika Therapeutics, Inc.*	4,198	187,735
Antares Pharma, Inc.*(a)	44,152	38,417
AtriCure, Inc.*	7,560	127,235
Atrion Corp.	383	151,423
Cantel Medical Corp.	9,396	670,499
Cardiovascular Systems, Inc.*(a)	8,474	87,875
Cerus Corp.*(a)	25,588	151,737
ConforMIS, Inc.*(a)	2,699	29,014
CONMED Corp.	7,728	324,112
Corindus Vascular Robotics, Inc.*(a)	5,362	5,311
CryoLife, Inc.	6,498	69,854
Cutera, Inc.*	3,327	37,429
Cynosure, Inc., Class A*	6,168	272,132
EndoChoice Holdings, Inc.*(a)	1,801	9,383
Endologix, Inc.*(a)	20,956	175,192
Entellus Medical, Inc.*(a)	1,345	24,466
Exactech, Inc.*	2,577	52,210
GenMark Diagnostics, Inc.*(a)	10,919	57,543
Glaukos Corp.*	1,837	30,972
Globus Medical, Inc., Class A*	18,959	450,276
Greatbatch, Inc.*	6,863	244,597
Haemonetics Corp.*	14,302	500,284
Halyard Health, Inc.*	13,012	373,835
HeartWare International, Inc.*	4,587	144,124
ICU Medical, Inc.*	3,908	406,823
Inogen, Inc.*	4,461	200,656
Insulet Corp.*	15,741	521,972
Integra LifeSciences Holdings Corp.*	7,794	525,004
Invacare Corp.	8,647	113,881
InVivo Therapeutics Holdings Corp.*(a)	9,982	69,674
Invuity, Inc.*	1,271	9,177
iRadimed Corp.*(a)	671	12,856
K2M Group Holdings, Inc.*	4,624	68,574
Lantheus Holdings, Inc.*(a)	3,609	6,821
LDR Holding Corp.*	6,912	176,187
LeMaitre Vascular, Inc.	3,179	49,338
LivaNova PLC*	12,235	660,445
Masimo Corp.*	12,069	504,967
Meridian Bioscience, Inc.	11,268	232,234
Merit Medical Systems, Inc.*	12,364	228,610
Natus Medical, Inc.*	9,147	351,519
Neogen Corp.*	10,347	520,971
Nevro Corp.*(a)	4,637	260,878
Novocure Ltd.*(a)	2,082	30,147
NuVasive, Inc.*	13,297	646,899
Nuvectra Corp.*	2,288	12,376
NxStage Medical, Inc.*	17,755	266,147
OraSure Technologies, Inc.*	14,992	108,392
Orthofix International NV*	5,038	209,178
Oxford Immunotec Global PLC*(a)	5,595	55,446
Penumbra, Inc.*(a)	1,287	59,202
Quidel Corp.*	7,504	129,519
Rockwell Medical, Inc.*(a)	13,328	100,093
RTI Surgical, Inc.*	15,091	60,364
SeaSpine Holdings Corp.*	2,137	31,286
Second Sight Medical Products, Inc.*(a)	2,945	14,224
Sientra, Inc.*(a)	2,560	17,510
Spectranetics Corp. (The)*(a)	12,160	176,563
STAAR Surgical Co.*(a)	10,513	77,691
STERIS PLC	23,248	1,651,770
SurModics, Inc.*	3,388	62,373
Tandem Diabetes Care, Inc.*	4,355	37,932
TransEnterix, Inc.*(a)	14,016	59,568
Unilife Corp.*	37,295	25,361
Utah Medical Products, Inc.	1,001	62,603
Vascular Solutions, Inc.*	4,995	162,487
Veracyte, Inc.*	3,303	17,836
West Pharmaceutical Services, Inc.	19,627	1,360,544
Wright Medical Group NV*	24,801	411,697
ZELTIQ Aesthetics, Inc.*(a)	9,090	246,884

		17,067,696

Health Care Providers & Services 2.7%
AAC Holdings, Inc.*(a)	1,986	39,303
Aceto Corp.(a)	8,213	193,498
Addus HomeCare Corp.*	1,661	28,553
Adeptus Health, Inc., Class A*(a)	1,615	89,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Air Methods Corp.*(a)	10,882	$394,146
Alliance HealthCare Services, Inc.*	1,330	9,563
Almost Family, Inc.*	1,965	73,177
Amedisys, Inc.*	7,880	380,919
AMN Healthcare Services, Inc.*	13,058	438,879
Amsurg Corp.*	14,745	1,099,977
BioScrip, Inc.*(a)	16,592	35,507
BioTelemetry, Inc.*	6,936	81,012
Capital Senior Living Corp.*	8,022	148,567
Chemed Corp.	4,674	633,093
Civitas Solutions, Inc.*	3,074	53,580
CorVel Corp.*	2,313	91,178
Cross Country Healthcare, Inc.*	8,538	99,297
Diplomat Pharmacy, Inc.*	10,083	276,274
Ensign Group, Inc. (The)	14,201	321,511
ExamWorks Group, Inc.*	11,517	340,443
Five Star Quality Care, Inc.*	11,221	25,696
Genesis Healthcare, Inc.*(a)	9,027	20,943
HealthEquity, Inc.*	9,765	240,903
HealthSouth Corp.	25,454	957,834
Healthways, Inc.*	8,314	83,888
Kindred Healthcare, Inc.	23,476	289,929
Landauer, Inc.	2,486	82,212
LHC Group, Inc.*	3,513	124,922
Magellan Health, Inc.*	6,436	437,197
Molina Healthcare, Inc.*	10,720	691,333
National HealthCare Corp.	2,893	180,234
National Research Corp., Class A	2,424	37,693
National Research Corp., Class B	311	10,938
Nobilis Health Corp.*(a)	7,731	24,121
Owens & Minor, Inc.	17,282	698,538
PharMerica Corp.*	8,188	181,037
Providence Service Corp. (The)*	3,605	184,107
RadNet, Inc.*	9,578	46,262
Select Medical Holdings Corp.*	29,182	344,639
Surgery Partners, Inc.*	4,337	57,509
Surgical Care Affiliates, Inc.*	5,966	276,106
Team Health Holdings, Inc.*	19,728	824,828
Teladoc, Inc.*	2,471	23,722
Triple-S Management Corp., Class B*	6,413	159,427
Trupanion, Inc.*(a)	3,898	38,395
U.S. Physical Therapy, Inc.	3,566	177,337
Universal American Corp.	13,407	95,726
WellCare Health Plans, Inc.*	12,037	1,116,432

		12,260,082

Health Care Technology 0.4%
Castlight Health, Inc., Class B*(a)	8,358	27,832
Computer Programs & Systems, Inc.(a)	3,053	159,122
Connecture, Inc.*	1,421	3,638
Evolent Health, Inc., Class A*(a)	3,509	37,055
HealthStream, Inc.*	6,841	151,118
HMS Holdings Corp.*	23,513	337,412
Imprivata, Inc.*	2,226	28,114
Medidata Solutions, Inc.*	15,235	589,747
Omnicell, Inc.*	10,150	282,880
Press Ganey Holdings, Inc.*	2,762	83,081
Quality Systems, Inc.	13,374	203,820
Vocera Communications, Inc.*	7,014	89,428

		1,993,247

Hotels, Restaurants & Leisure 3.4%
Belmond Ltd., Class A*	27,612	262,038
Biglari Holdings, Inc.*	445	165,411
BJ’s Restaurants, Inc.*	5,752	239,111
Bloomin’ Brands, Inc.	33,123	558,785
Bob Evans Farms, Inc.	5,618	262,304
Bojangles’, Inc.*	2,028	34,496
Boyd Gaming Corp.*	22,001	454,541
Bravo Brio Restaurant Group, Inc.*	3,753	29,086
Buffalo Wild Wings, Inc.*(a)	5,157	763,855
Caesars Acquisition Co., Class A*	12,120	74,174
Caesars Entertainment Corp.*(a)	15,289	103,965
Carrols Restaurant Group, Inc.*	9,557	138,003
Cheesecake Factory, Inc. (The)	13,187	700,098
Churchill Downs, Inc.	3,502	517,876
Chuy’s Holdings, Inc.*(a)	4,443	138,044
ClubCorp Holdings, Inc.	11,618	163,117
Cracker Barrel Old Country Store, Inc.(a)	5,168	788,999
Dave & Buster’s Entertainment, Inc.*	6,306	244,547
Del Frisco’s Restaurant Group, Inc.*	6,417	106,394
Denny’s Corp.*	22,316	231,194
Diamond Resorts International, Inc.*(a)	11,320	275,076
DineEquity, Inc.(a)	4,646	434,076
El Pollo Loco Holdings, Inc.*(a)	3,352	44,716
Eldorado Resorts, Inc.*	8,322	95,204
Empire Resorts, Inc.*(a)	770	10,510
Fiesta Restaurant Group, Inc.*	7,462	244,604
Fogo De Chao, Inc.*(a)	1,348	21,042
Habit Restaurants, Inc. (The), Class A*(a)	3,137	58,442
International Speedway Corp., Class A	7,356	271,510
Interval Leisure Group, Inc.(a)	10,628	153,468
Intrawest Resorts Holdings, Inc.*	4,412	37,723
Isle of Capri Casinos, Inc.*	6,184	86,576
J Alexander’s Holdings, Inc.*	3,438	36,305
Jack in the Box, Inc.	9,446	603,316
Jamba, Inc.*(a)	3,492	43,161
Kona Grill, Inc.*(a)	2,049	26,535
Krispy Kreme Doughnuts, Inc.*	17,888	278,874
La Quinta Holdings, Inc.*	25,436	317,950
Marcus Corp. (The)	5,056	95,811
Marriott Vacations Worldwide Corp.	6,434	434,295
Monarch Casino & Resort, Inc.*	2,808	54,644
Morgans Hotel Group Co.*	6,785	9,363
Noodles & Co.*(a)	3,323	39,411
Papa John’s International, Inc.(a)	7,689	416,667
Papa Murphy’s Holdings, Inc.*(a)	2,251	26,899
Penn National Gaming, Inc.*	22,543	376,243
Pinnacle Entertainment, Inc.*	14,990	526,149
Planet Fitness, Inc., Class A*	4,017	65,236
Popeyes Louisiana Kitchen, Inc.*	6,377	331,987
Potbelly Corp.*	5,945	80,911
Red Robin Gourmet Burgers, Inc.*(a)	3,899	251,369
Ruby Tuesday, Inc.*	16,730	90,007
Ruth’s Hospitality Group, Inc.	9,152	168,488
Scientific Games Corp., Class A*(a)	14,412	135,905
SeaWorld Entertainment, Inc.(a)	18,851	397,002
Shake Shack, Inc., Class A*(a)	1,611	60,122
Sonic Corp.(a)	13,460	473,254
Speedway Motorsports, Inc.	3,009	59,668
Texas Roadhouse, Inc.	19,003	828,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.(a)	9,901	$1,323,764
Wingstop, Inc.*(a)	1,735	39,350
Zoe’s Kitchen, Inc.*	5,160	201,188

		15,501,010

Household Durables 1.3%
Bassett Furniture Industries, Inc.	2,868	91,374
Beazer Homes USA, Inc.*(a)	8,479	73,937
CalAtlantic Group, Inc.	21,006	702,021
Cavco Industries, Inc.*(a)	2,378	222,248
Century Communities, Inc.*	4,020	68,621
CSS Industries, Inc.	2,550	71,222
Ethan Allen Interiors, Inc.	7,099	225,890
Flexsteel Industries, Inc.	1,568	68,490
Green Brick Partners, Inc.*(a)	5,626	42,701
Helen of Troy Ltd.*	7,756	804,220
Hooker Furniture Corp.	2,828	92,900
Hovnanian Enterprises, Inc., Class A*(a)	30,959	48,296
Installed Building Products, Inc.*	5,435	144,625
iRobot Corp.*(a)	8,260	291,578
KB Home(a)	22,040	314,731
La-Z-Boy, Inc.	14,109	377,275
LGI Homes, Inc.*(a)	3,695	89,456
Libbey, Inc.	5,751	106,969
Lifetime Brands, Inc.	2,752	41,473
M.D.C. Holdings, Inc.	10,839	271,625
M/I Homes, Inc.*	6,529	121,766
Meritage Homes Corp.*	10,951	399,273
NACCO Industries, Inc., Class A	1,042	59,821
New Home Co., Inc. (The)*	2,673	32,771
Skullcandy, Inc.*	5,259	18,722
Taylor Morrison Home Corp., Class A*(a)	8,974	126,713
TRI Pointe Group, Inc.*	44,792	527,650
Universal Electronics, Inc.*	3,892	241,265
WCI Communities, Inc.*	4,067	75,565
William Lyon Homes, Class A*(a)	5,105	73,971
ZAGG, Inc.*	7,566	68,170

		5,895,339

Household Products 0.2%
Central Garden & Pet Co., Class A*	11,880	193,525
HRG Group, Inc.*	21,629	301,292
Oil-Dri Corp. of America	1,294	43,711
Orchids Paper Products Co.(a)	2,353	64,731
WD-40 Co.	3,994	431,392

		1,034,651

Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC(a)	14,003	248,973
Atlantic Power Corp.	33,542	82,513
Dynegy, Inc.*	33,569	482,387
NRG Yield, Inc., Class A	9,637	130,774
NRG Yield, Inc., Class C(a)	16,665	237,310
Ormat Technologies, Inc.(a)	10,468	431,700
Pattern Energy Group, Inc.(a)	15,699	299,380
Talen Energy Corp.*(a)	22,245	200,205
TerraForm Global, Inc., Class A	11,041	26,278
Vivint Solar, Inc.*(a)	5,780	15,317

		2,154,837

Industrial Conglomerates 0.0%†
Raven Industries, Inc.(a)	10,015	160,440

Information Technology Services 2.6%
6D Global Technologies, Inc.*(a)	2,471	741
Acxiom Corp.*	21,679	464,798
Blackhawk Network Holdings, Inc.*	14,895	510,898
CACI International, Inc., Class A*	6,648	709,342
Cardtronics, Inc.*(a)	12,488	449,443
Cass Information Systems, Inc.	3,123	163,489
Ciber, Inc.*	20,659	43,590
Convergys Corp.	27,322	758,732
CSG Systems International, Inc.	9,140	412,762
Datalink Corp.*	5,314	48,570
EPAM Systems, Inc.*	13,398	1,000,429
Euronet Worldwide, Inc.*	14,226	1,054,289
Everi Holdings, Inc.*	18,655	42,720
EVERTEC, Inc.	18,588	259,860
ExlService Holdings, Inc.*	9,246	478,943
Forrester Research, Inc.	2,825	94,948
Hackett Group, Inc. (The)	6,466	97,766
Heartland Payment Systems, Inc.	10,005	966,183
Lionbridge Technologies, Inc.*	18,017	91,166
Luxoft Holding, Inc.*(a)	5,094	280,323
ManTech International Corp., Class A	6,608	211,390
MAXIMUS, Inc.	18,099	952,731
ModusLink Global Solutions, Inc.*(a)	9,560	14,053
MoneyGram International, Inc.*	7,239	44,303
NeuStar, Inc., Class A*(a)	6,801	167,305
Perficient, Inc.*	9,576	207,991
PFSweb, Inc.*	3,436	45,080
Science Applications International Corp.	12,764	680,832
ServiceSource International, Inc.*	16,525	70,396
Sykes Enterprises, Inc.*	10,926	329,747
Syntel, Inc.*	8,678	433,292
TeleTech Holdings, Inc.	4,410	122,422
Travelport Worldwide Ltd.	29,311	400,388
Unisys Corp.*(a)	13,690	105,413
Virtusa Corp.*	8,295	310,731

		12,025,066

Insurance 2.3%
Ambac Financial Group, Inc.*	11,333	179,061
American Equity Investment Life Holding Co.	20,786	349,205
AMERISAFE, Inc.	5,318	279,408
Argo Group International Holdings Ltd.	7,709	442,419
Atlas Financial Holdings, Inc.*	2,648	48,035
Baldwin & Lyons, Inc., Class B	2,467	60,713
Citizens, Inc.*(a)	13,157	95,257
CNO Financial Group, Inc.	50,927	912,612
Crawford & Co., Class B(a)	7,321	47,440
Donegal Group, Inc., Class A	2,087	30,011
eHealth, Inc.*	4,723	44,349
EMC Insurance Group, Inc.	2,234	57,302
Employers Holdings, Inc.	8,346	234,856
Enstar Group Ltd.*	2,481	403,361
FBL Financial Group, Inc., Class A	2,780	171,026
Federated National Holding Co.	3,871	76,104
Fidelity & Guaranty Life	3,148	82,603
First American Financial Corp.	29,505	1,124,436
Global Indemnity PLC*	2,768	86,168
Greenlight Capital Re Ltd., Class A*	7,958	173,405
Hallmark Financial Services, Inc.*	3,722	42,803
HCI Group, Inc.	2,345	78,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Heritage Insurance Holdings, Inc.	6,695	$106,919
Horace Mann Educators Corp.	10,810	342,569
Independence Holding Co.	1,986	31,617
Infinity Property & Casualty Corp.	3,052	245,686
James River Group Holdings Ltd.	3,030	97,748
Kemper Corp.	12,133	358,773
Maiden Holdings Ltd.(a)	14,448	186,957
MBIA, Inc.*(a)	32,143	284,466
National General Holdings Corp.	10,225	220,758
National Interstate Corp.	1,850	55,352
National Western Life Group, Inc., Class A	607	139,992
Navigators Group, Inc. (The)*	2,992	250,939
OneBeacon Insurance Group Ltd., Class A	6,360	80,963
Patriot National, Inc.*(a)	2,405	18,518
Primerica, Inc.(a)	13,360	594,921
RLI Corp.	11,264	753,111
Safety Insurance Group, Inc.	4,008	228,696
Selective Insurance Group, Inc.	15,594	570,896
State Auto Financial Corp.	4,131	91,130
State National Cos., Inc.	9,285	116,991
Stewart Information Services Corp.	5,870	212,964
Third Point Reinsurance Ltd.*(a)	22,839	259,679
United Fire Group, Inc.	5,680	248,898
United Insurance Holdings Corp.(a)	4,756	91,363
Universal Insurance Holdings, Inc.	8,524	151,727

		10,760,295

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	6,427	50,645
Blue Nile, Inc.	3,160	81,244
Duluth Holdings, Inc.*	2,230	43,463
Etsy, Inc.*	4,985	43,369
EVINE Live, Inc.*	12,732	14,896
FTD Cos., Inc.*	4,891	128,389
HSN, Inc.	8,934	467,338
Lands’ End, Inc.*(a)	4,413	112,576
Liberty TripAdvisor Holdings, Inc., Series A*	20,702	458,756
Nutrisystem, Inc.	7,701	160,720
Overstock.com, Inc.*	3,041	43,730
PetMed Express, Inc.(a)	5,430	97,251
Shutterfly, Inc.*	9,760	452,571
Wayfair, Inc., Class A*(a)	5,615	242,680

		2,397,628

Internet Software & Services 2.1%
Alarm.com Holdings, Inc.*(a)	2,127	50,410
Amber Road, Inc.*(a)	4,281	23,160
Angie’s List, Inc.*	11,533	93,071
Apigee Corp.*(a)	1,190	9,889
Appfolio, Inc., Class A*(a)	1,492	18,262
Bankrate, Inc.*	17,595	161,346
Bazaarvoice, Inc.*(a)	16,854	53,090
Benefitfocus, Inc.*	2,132	71,102
Blucora, Inc.*	10,977	56,641
Box, Inc., Class A*	3,159	38,729
Brightcove, Inc.*	8,456	52,765
Carbonite, Inc.*	4,644	37,013
Care.com, Inc.*	4,607	28,333
ChannelAdvisor Corp.*	5,979	67,264
Cimpress NV*(a)	8,997	815,938
comScore, Inc.*	13,621	409,175
Cornerstone OnDemand, Inc.*	15,009	491,845
Cvent, Inc.*	6,184	132,338
Demandware, Inc.*(a)	9,277	362,731
DHI Group, Inc.*	11,671	94,185
EarthLink Holdings Corp.	27,149	153,935
Endurance International Group Holdings, Inc.*	15,502	163,236
Envestnet, Inc.*(a)	10,814	294,141
Everyday Health, Inc.*	5,325	29,820
Five9, Inc.*	6,542	58,158
Gogo, Inc.*(a)	15,870	174,729
GrubHub, Inc.*(a)	20,741	521,221
GTT Communications, Inc.*(a)	6,456	106,782
Hortonworks, Inc.*	1,945	21,978
inContact, Inc.*	16,327	145,147
Instructure, Inc.*(a)	1,188	21,313
Internap Corp.*	14,980	40,895
IntraLinks Holdings, Inc.*	10,507	82,795
j2 Global, Inc.	13,203	813,041
Limelight Networks, Inc.*	15,730	28,471
Liquidity Services, Inc.*	6,029	31,230
LivePerson, Inc.*	15,351	89,803
LogMeIn, Inc.*	6,833	344,793
Marchex, Inc., Class B	7,971	35,471
Marin Software, Inc.*(a)	7,632	23,049
Marketo, Inc.*	10,461	204,722
MaxPoint Interactive, Inc.*(a)	1,656	2,931
MINDBODY, Inc., Class A*(a)	1,889	25,180
Monster Worldwide, Inc.*	24,863	81,053
New Relic, Inc.*	1,536	40,059
NIC, Inc.	18,384	331,463
OPOWER, Inc.*(a)	7,356	50,094
Q2 Holdings, Inc.*	5,145	123,686
QuinStreet, Inc.*	9,039	30,913
Quotient Technology, Inc.*(a)	17,228	182,617
RealNetworks, Inc.*	5,890	23,913
Reis, Inc.	2,221	52,305
RetailMeNot, Inc.*	10,380	83,144
Rocket Fuel, Inc.*(a)	6,505	20,491
SciQuest, Inc.*	7,479	103,809
Shutterstock, Inc.*(a)	5,324	195,551
SPS Commerce, Inc.*	4,470	191,942
Stamps.com, Inc.*(a)	3,906	415,130
TechTarget, Inc.*	4,854	36,017
Travelzoo, Inc.*	1,931	15,680
TrueCar, Inc.*(a)	13,159	73,559
United Online, Inc.*	3,607	41,625
Web.com Group, Inc.*	12,348	244,737
WebMD Health Corp.*(a)	10,390	650,726
Wix.com Ltd.*(a)	4,967	100,681
Xactly Corp.*	2,187	14,981
XO Group, Inc.*	7,040	112,992

		9,697,296

Leisure Products 0.3%
Arctic Cat, Inc.(a)	3,554	59,707
Black Diamond, Inc.*	5,948	26,885
Callaway Golf Co.	21,093	192,368
Escalade, Inc.	2,567	30,214
JAKKS Pacific, Inc.*(a)	4,890	36,382
Johnson Outdoors, Inc., Class A	1,294	28,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Leisure Products (continued)
Malibu Boats, Inc., Class A*	4,941	$81,032
Marine Products Corp.	2,723	20,667
MCBC Holdings, Inc.*	1,868	26,301
Nautilus, Inc.*	8,860	171,175
Performance Sports Group Ltd.*	12,499	39,747
Smith & Wesson Holding Corp.*	14,816	394,402
Sturm Ruger & Co., Inc.	5,163	353,046

		1,460,679

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	6,644	95,474
Affymetrix, Inc.*(a)	21,712	304,185
Albany Molecular Research, Inc.*(a)	6,494	99,293
Cambrex Corp.*(a)	8,652	380,688
Fluidigm Corp.*(a)	7,865	63,471
Harvard Bioscience, Inc.*	9,027	27,262
INC Research Holdings, Inc., Class A*	3,665	151,035
Luminex Corp.*	12,524	242,966
NanoString Technologies, Inc.*(a)	3,496	53,209
NeoGenomics, Inc.*	13,930	93,888
Pacific Biosciences of California, Inc.*	19,463	165,435
PAREXEL International Corp.*	15,133	949,293
PRA Health Sciences, Inc.*	5,348	228,680
Sequenom, Inc.*(a)	31,397	44,270

		2,899,149

Machinery 2.8%
Accuride Corp.*	10,072	15,612
Actuant Corp., Class A(a)	16,389	404,972
Alamo Group, Inc.	2,619	145,904
Albany International Corp., Class A	7,870	295,833
Altra Industrial Motion Corp.	7,517	208,822
American Railcar Industries, Inc.(a)	2,370	96,530
Astec Industries, Inc.	5,301	247,398
Barnes Group, Inc.	15,025	526,326
Blount International, Inc.*	13,257	132,305
Blue Bird Corp.*(a)	1,161	12,597
Briggs & Stratton Corp.	12,287	293,905
Chart Industries, Inc.*	8,311	180,515
CIRCOR International, Inc.	4,833	224,203
CLARCOR, Inc.	13,732	793,572
Columbus McKinnon Corp.	5,364	84,537
Commercial Vehicle Group, Inc.*	7,612	20,172
Douglas Dynamics, Inc.	6,409	146,830
EnPro Industries, Inc.	6,299	363,326
ESCO Technologies, Inc.	7,337	285,996
ExOne Co. (The)*	2,631	34,571
Federal Signal Corp.	16,824	223,086
FreightCar America, Inc.	3,153	49,124
Global Brass & Copper Holdings, Inc.	5,870	146,456
Gorman-Rupp Co. (The)	5,174	134,162
Graham Corp.	2,668	53,120
Greenbrier Cos., Inc. (The)(a)	7,371	203,734
Harsco Corp.	21,315	116,167
Hillenbrand, Inc.	17,268	517,177
Hurco Cos., Inc.	1,695	55,918
Hyster-Yale Materials Handling, Inc.	2,526	168,232
John Bean Technologies Corp.	7,993	450,885
Kadant, Inc.	2,913	131,551
LB Foster Co., Class A	2,580	46,853
Lindsay Corp.(a)	3,019	216,191
Lydall, Inc.*	4,859	158,015
Meritor, Inc.*	24,752	199,501
Milacron Holdings Corp.*	3,790	62,497
Miller Industries, Inc.	2,894	58,690
Mueller Industries, Inc.	15,815	465,277
Mueller Water Products, Inc., Class A	44,200	436,696
Navistar International Corp.*(a)	13,603	170,310
NN, Inc.(a)	7,408	101,341
Omega Flex, Inc.	707	24,589
Proto Labs, Inc.*(a)	6,406	493,839
RBC Bearings, Inc.*	6,435	471,428
Rexnord Corp.*	28,105	568,283
Standex International Corp.	3,432	267,044
Sun Hydraulics Corp.	6,123	203,222
Tennant Co.	5,141	264,659
Titan International, Inc.	10,829	58,260
TriMas Corp.*	12,746	223,310
Twin Disc, Inc.	2,171	21,992
Wabash National Corp.*	19,029	251,183
Watts Water Technologies, Inc., Class A	7,749	427,202
Woodward, Inc.	16,938	881,115
Xerium Technologies, Inc.*	2,830	14,773

		12,849,808

Marine 0.1%
Eagle Bulk Shipping, Inc.*	5,244	1,888
Golden Ocean Group Ltd.*	16,638	11,563
Matson, Inc.	11,839	475,573
Navios Maritime Holdings, Inc.	20,706	23,398
Safe Bulkers, Inc.	10,219	8,211
Scorpio Bulkers, Inc.*	14,576	47,809
Ultrapetrol (Bahamas) Ltd.*	6,670	1,801

		570,243

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	5,656	158,311
Carmike Cinemas, Inc.*	6,900	207,276
Central European Media Enterprises Ltd., Class A*(a)	18,506	47,190
Crown Media Holdings, Inc., Class A*	9,074	46,096
Cumulus Media, Inc., Class A*(a)	35,700	16,576
Daily Journal Corp.*(a)	288	56,359
DreamWorks Animation SKG, Inc., Class A*(a)	20,893	521,280
E.W. Scripps Co. (The), Class A	16,513	257,438
Entercom Communications Corp., Class A*	6,517	68,950
Entravision Communications Corp., Class A	16,754	124,650
Eros International PLC*(a)	8,216	94,566
Global Eagle Entertainment, Inc.*	12,637	107,667
Gray Television, Inc.*	16,992	199,146
Harte-Hanks, Inc.	12,325	31,182
Hemisphere Media Group, Inc.*(a)	2,602	34,164
IMAX Corp.*	16,575	515,317
Journal Media Group, Inc.	6,589	78,804
Loral Space & Communications, Inc.*	3,569	125,379
MDC Partners, Inc., Class A	12,295	290,162
Media General, Inc.*	26,387	430,372
Meredith Corp.	10,145	481,887
National CineMedia, Inc.	17,480	265,871
New Media Investment Group, Inc.	12,648	210,463
New York Times Co. (The), Class A	37,847	471,574

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Nexstar Broadcasting Group, Inc., Class A	8,665	$383,600
Reading International, Inc., Class A*	4,132	49,501
Saga Communications, Inc., Class A	966	38,698
Scholastic Corp.(a)	7,178	268,242
Sinclair Broadcast Group, Inc., Class A	18,209	559,927
Sizmek, Inc.*	5,202	15,086
Time, Inc.	30,526	471,321
Townsquare Media, Inc., Class A*	1,741	19,517
Tribune Publishing Co.	6,871	53,044
World Wrestling Entertainment, Inc., Class A(a)	8,142	143,788

		6,843,404

Metals & Mining 0.9%
AK Steel Holding Corp.*(a)	49,712	205,311
Carpenter Technology Corp.(a)	12,825	439,000
Century Aluminum Co.*(a)	14,205	100,145
Cliffs Natural Resources, Inc.*(a)	50,665	151,995
Coeur Mining, Inc.*(a)	37,486	210,671
Commercial Metals Co.	31,835	540,240
Ferroglobe PLC	17,682	155,778
Handy & Harman Ltd.*	668	18,270
Haynes International, Inc.	3,334	121,691
Hecla Mining Co.(a)	102,471	284,869
Kaiser Aluminum Corp.	4,785	404,524
Materion Corp.	5,522	146,223
Olympic Steel, Inc.	2,226	38,532
Ryerson Holding Corp.*(a)	2,719	15,118
Schnitzer Steel Industries, Inc., Class A	7,222	133,174
Stillwater Mining Co.*(a)	33,489	356,658
SunCoke Energy, Inc.	18,995	123,467
TimkenSteel Corp.	10,323	93,939
Worthington Industries, Inc.	13,167	469,272

		4,008,877

Multiline Retail 0.2%
Big Lots, Inc.	13,547	613,544
Fred’s, Inc., Class A(a)	9,854	146,923
Ollie’s Bargain Outlet Holdings, Inc.*(a)	2,668	62,511
Tuesday Morning Corp.*	12,034	98,438

		921,416

Multi-Utilities 0.6%
Avista Corp.	17,086	696,767
Black Hills Corp.(a)	13,955	839,114
NorthWestern Corp.	12,801	790,462
Unitil Corp.	3,797	161,335

		2,487,678

Oil, Gas & Consumable Fuels 1.7%
Abraxas Petroleum Corp.*(a)	24,243	24,485
Adams Resources & Energy, Inc.	528	21,109
Alon USA Energy, Inc.(a)	8,074	83,324
Approach Resources, Inc.*	9,053	10,501
Ardmore Shipping Corp.	4,916	41,540
Bill Barrett Corp.*	13,699	85,208
Bonanza Creek Energy, Inc.*(a)	13,020	20,702
Callon Petroleum Co.*	26,692	236,224
Carrizo Oil & Gas, Inc.*(a)	16,155	499,513
Clayton Williams Energy, Inc.*(a)	1,592	14,201
Clean Energy Fuels Corp.*(a)	24,220	70,965
Cloud Peak Energy, Inc.*(a)	15,160	29,562
Contango Oil & Gas Co.*	6,077	71,648
Delek US Holdings, Inc.	15,499	236,205
DHT Holdings, Inc.	24,985	143,914
Dorian LPG Ltd.*	6,602	62,059
Earthstone Energy, Inc.*(a)	262	3,173
Eclipse Resources Corp.*	11,836	17,044
Energy Fuels, Inc.*(a)	18,481	40,843
Energy XXI Ltd.(a)	22,992	14,322
Erin Energy Corp.*(a)	3,358	6,313
Evolution Petroleum Corp.	5,909	28,718
EXCO Resources, Inc.*(a)	39,752	39,319
Frontline Ltd.(a)	12,840	107,471
GasLog Ltd.(a)	10,827	105,455
Gastar Exploration, Inc.*(a)	20,156	22,172
Gener8 Maritime, Inc.*	4,388	30,979
Green Plains, Inc.	10,063	160,605
Halcon Resources Corp.*(a)	18,269	17,558
Hallador Energy Co.(a)	2,591	11,841
Isramco, Inc.*(a)	232	18,954
Jones Energy, Inc., Class A*(a)	7,157	23,833
Matador Resources Co.*(a)	22,090	418,826
Navios Maritime Acquisition Corp.	22,206	35,307
Nordic American Tankers Ltd.(a)	24,584	346,388
Northern Oil and Gas, Inc.*(a)	16,804	67,048
Oasis Petroleum, Inc.*	50,131	364,954
Pacific Ethanol, Inc.*(a)	8,334	39,003
Panhandle Oil and Gas, Inc., Class A	4,465	77,289
Par Pacific Holdings, Inc.*	4,309	80,837
Parsley Energy, Inc., Class A*	27,394	619,104
PDC Energy, Inc.*	12,677	753,648
Peabody Energy Corp.(a)	4,815	11,171
Renewable Energy Group, Inc.*	11,467	108,248
REX American Resources Corp.*(a)	1,500	83,205
Rex Energy Corp.*(a)	11,734	9,015
Ring Energy, Inc.*	6,318	31,906
RSP Permian, Inc.*	18,046	524,056
Sanchez Energy Corp.*	13,380	73,456
Scorpio Tankers, Inc.	48,031	280,021
SemGroup Corp., Class A	12,502	280,045
Ship Finance International Ltd.(a)	15,972	221,851
Stone Energy Corp.*(a)	14,871	11,748
Synergy Resources Corp.*(a)	33,370	259,285
Teekay Tankers Ltd., Class A	25,263	92,715
TransAtlantic Petroleum Ltd.*	5,928	4,446
Triangle Petroleum Corp.*(a)	11,761	6,378
Ultra Petroleum Corp.*(a)	40,975	20,405
Uranium Energy Corp.*(a)	22,785	17,043
W&T Offshore, Inc.*(a)	9,157	20,054
Western Refining, Inc.(a)	19,591	569,902
Westmoreland Coal Co.*(a)	4,436	31,984

		7,759,098

Paper & Forest Products 0.5%
Boise Cascade Co.*	11,112	230,241
Clearwater Paper Corp.*	4,803	232,993
Deltic Timber Corp.(a)	3,138	188,751
KapStone Paper and Packaging Corp.(a)	23,594	326,777
Louisiana-Pacific Corp.*(a)	38,983	667,389
Neenah Paper, Inc.	4,632	294,873
P.H. Glatfelter Co.	11,661	241,733
Schweitzer-Mauduit International, Inc.	8,480	266,950

		2,449,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Personal Products 0.2%
Elizabeth Arden, Inc.*(a)	7,500	$61,425
Inter Parfums, Inc.	4,483	138,525
Medifast, Inc.	3,005	90,721
Natural Health Trends Corp.(a)	2,130	70,610
Nature’s Sunshine Products, Inc.	2,743	26,333
Nutraceutical International Corp.*	2,418	58,878
Revlon, Inc., Class A*	3,099	112,835
Synutra International, Inc.*(a)	5,251	26,097
USANA Health Sciences, Inc.*	1,489	180,794

		766,218

Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc.*(a)	1,446	27,402
Aerie Pharmaceuticals, Inc.*(a)	5,381	65,433
Agile Therapeutics, Inc.*	5,209	32,348
Alimera Sciences, Inc.*(a)	7,519	13,158
Amphastar Pharmaceuticals, Inc.*	8,328	99,936
ANI Pharmaceuticals, Inc.*(a)	2,129	71,662
Aralez Pharmaceuticals, Inc.*(a)	14,147	50,222
Aratana Therapeutics, Inc.*(a)	7,967	43,978
Assembly Biosciences, Inc.*(a)	3,512	17,630
BioDelivery Sciences International, Inc.*(a)	12,685	40,972
Carbylan Therapeutics, Inc.*	3,019	1,942
Catalent, Inc.*	23,088	615,757
Cempra, Inc.*(a)	9,476	166,019
Collegium Pharmaceutical, Inc.*(a)	2,212	40,148
Corcept Therapeutics, Inc.*(a)	16,785	78,554
Corium International, Inc.*	2,802	10,816
Depomed, Inc.*(a)	14,813	206,345
Dermira, Inc.*	4,217	87,207
Durect Corp.*(a)	27,816	37,552
Endocyte, Inc.*	9,819	30,439
Flex Pharma, Inc.*(a)	1,347	14,777
Foamix Pharmaceuticals Ltd.*(a)	5,593	36,466
Heska Corp.*	1,602	45,657
Impax Laboratories, Inc.*	19,824	634,764
Innoviva, Inc.(a)	23,124	291,131
Intersect ENT, Inc.*	4,249	80,731
Intra-Cellular Therapies, Inc.*	7,137	198,409
Lannett Co., Inc.*(a)	7,155	128,289
Medicines Co. (The)*(a)	18,274	580,565
MyoKardia, Inc.*(a)	1,529	16,376
Nektar Therapeutics*	36,583	503,016
Neos Therapeutics, Inc.*(a)	1,470	15,861
Ocular Therapeutix, Inc.*(a)	3,894	37,616
Omeros Corp.*(a)	11,190	171,655
Orexigen Therapeutics, Inc.*(a)	29,076	16,361
Pacira Pharmaceuticals, Inc.*(a)	10,103	535,257
Paratek Pharmaceuticals, Inc.*(a)	3,511	53,262
Pernix Therapeutics Holdings, Inc.*(a)	10,881	11,425
Phibro Animal Health Corp., Class A	4,627	125,114
Prestige Brands Holdings, Inc.*	14,377	767,588
Relypsa, Inc.*(a)	8,794	119,159
Revance Therapeutics, Inc.*(a)	4,977	86,898
Sagent Pharmaceuticals, Inc.*	6,000	73,020
SciClone Pharmaceuticals, Inc.*	13,278	146,058
Sucampo Pharmaceuticals, Inc., Class A*	6,484	70,870
Supernus Pharmaceuticals, Inc.*	9,109	138,912
Teligent, Inc.*(a)	11,151	54,640
Tetraphase Pharmaceuticals, Inc.*(a)	9,721	45,008
TherapeuticsMD, Inc.*(a)	40,272	257,741
Theravance Biopharma, Inc.*(a)	7,810	146,828
VIVUS, Inc.*(a)	25,799	36,119
XenoPort, Inc.*	15,809	71,299
Zogenix, Inc.*(a)	6,383	58,979
Zynerba Pharmaceuticals, Inc.*(a)	838	7,919

		7,315,290

Professional Services 1.3%
Acacia Research Corp.	13,289	50,365
Advisory Board Co. (The)*	11,797	380,453
Barrett Business Services, Inc.	1,876	53,935
CBIZ, Inc.*	13,529	136,508
CDI Corp.	3,664	23,010
CEB, Inc.	9,286	601,083
CRA International, Inc.*	2,376	46,665
Exponent, Inc.	7,320	373,393
Franklin Covey Co.*	3,130	55,057
FTI Consulting, Inc.*	11,581	411,241
GP Strategies Corp.*	3,541	97,023
Heidrick & Struggles International, Inc.	4,881	115,680
Hill International, Inc.*	9,162	30,876
Huron Consulting Group, Inc.*	6,225	362,233
ICF International, Inc.*	5,311	182,539
Insperity, Inc.(a)	4,422	228,750
Kelly Services, Inc., Class A	8,155	155,924
Kforce, Inc.	6,656	130,324
Korn/Ferry International	13,944	394,476
Mistras Group, Inc.*	4,764	118,004
Navigant Consulting, Inc.*	13,827	218,605
On Assignment, Inc.*	14,246	525,962
Pendrell Corp.*(a)	39,975	21,187
Resources Connection, Inc.	10,084	156,907
RPX Corp.*	14,568	164,036
TriNet Group, Inc.*	10,929	156,831
TrueBlue, Inc.*	11,287	295,155
Volt Information Sciences, Inc.*	2,230	16,792
WageWorks, Inc.*	9,856	498,812

		6,001,826

Real Estate Investment Trusts (REITs) 9.7%
Acadia Realty Trust	18,644	654,964
AG Mortgage Investment Trust, Inc.	7,667	100,208
Agree Realty Corp.	5,514	212,124
Alexander’s, Inc.	587	223,383
Altisource Residential Corp.	15,893	190,716
American Assets Trust, Inc.	10,177	406,266
American Capital Mortgage Investment Corp.	13,582	199,384
Anworth Mortgage Asset Corp.	27,665	128,919
Apollo Commercial Real Estate Finance, Inc.	15,711	256,089
Apollo Residential Mortgage, Inc.	8,403	112,768
Ares Commercial Real Estate Corp.	7,201	78,851
Armada Hoffler Properties, Inc.	8,338	93,802
ARMOUR Residential REIT, Inc.	10,889	234,440
Ashford Hospitality Prime, Inc.	7,601	88,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc.	23,204	$148,042
Bluerock Residential Growth REIT, Inc.	4,995	54,346
Capstead Mortgage Corp.	25,796	255,122
CareTrust REIT, Inc.	13,223	167,932
CatchMark Timber Trust, Inc., Class A	10,328	111,852
Cedar Realty Trust, Inc.	22,899	165,560
Chatham Lodging Trust	11,120	238,302
Chesapeake Lodging Trust	16,527	437,304
Colony Capital, Inc., Class A	30,717	515,124
Colony Starwood Homes	10,265	254,059
CorEnergy Infrastructure Trust, Inc.	3,114	62,623
CoreSite Realty Corp.	6,693	468,577
Cousins Properties, Inc.	60,089	623,724
CubeSmart	47,573	1,584,181
CyrusOne, Inc.	20,133	919,071
CYS Investments, Inc.	43,325	352,665
DCT Industrial Trust, Inc.	24,203	955,292
DiamondRock Hospitality Co.	55,219	558,816
DuPont Fabros Technology, Inc.	17,069	691,807
Dynex Capital, Inc.	12,762	84,867
Easterly Government Properties, Inc.	3,949	73,135
EastGroup Properties, Inc.	8,846	534,033
Education Realty Trust, Inc.	17,314	720,262
EPR Properties	15,363	1,023,483
Equity One, Inc.	21,458	614,986
FelCor Lodging Trust, Inc.	40,380	327,886
First Industrial Realty Trust, Inc.	29,496	670,739
First Potomac Realty Trust	16,165	146,455
Franklin Street Properties Corp.	25,882	274,608
GEO Group, Inc. (The)	20,482	710,111
Getty Realty Corp.	7,069	140,178
Gladstone Commercial Corp.	6,007	98,395
Government Properties Income Trust	17,556	313,375
Gramercy Property Trust	114,922	971,091
Great Ajax Corp.	1,042	11,660
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,842	208,383
Hatteras Financial Corp.	26,534	379,436
Healthcare Realty Trust, Inc.	27,149	838,633
Hersha Hospitality Trust	12,510	266,963
Highwoods Properties, Inc.	25,355	1,212,223
Hudson Pacific Properties, Inc.	20,562	594,653
Independence Realty Trust, Inc.	8,494	60,477
InfraREIT, Inc.	6,024	102,709
Invesco Mortgage Capital, Inc.	33,056	402,622
Investors Real Estate Trust	35,206	255,596
iStar, Inc.*	22,764	219,900
Kite Realty Group Trust	23,015	637,746
Ladder Capital Corp., Class A	12,824	159,659
LaSalle Hotel Properties	30,785	779,168
Lexington Realty Trust	56,415	485,169
LTC Properties, Inc.	10,253	463,846
Mack-Cali Realty Corp.	24,541	576,713
Medical Properties Trust, Inc.	63,684	826,618
Monmouth Real Estate Investment Corp.	17,028	202,463
Monogram Residential Trust, Inc.	46,340	456,912
National Health Investors, Inc.	10,196	678,238
National Storage Affiliates Trust	6,876	145,771
New Residential Investment Corp.	62,814	730,527
New Senior Investment Group, Inc.	23,673	243,832
New York Mortgage Trust, Inc.	30,154	142,930
New York REIT, Inc.	45,112	455,631
NexPoint Residential Trust, Inc.	5,028	65,817
One Liberty Properties, Inc.	3,160	70,816
Orchid Island Capital, Inc.	5,949	61,691
Parkway Properties, Inc.	24,034	376,372
Pebblebrook Hotel Trust	19,775	574,859
Pennsylvania Real Estate Investment Trust	19,306	421,836
PennyMac Mortgage Investment Trust	18,640	254,250
Physicians Realty Trust	29,871	555,003
Potlatch Corp.	11,482	361,683
Preferred Apartment Communities, Inc., Class A	5,790	73,417
PS Business Parks, Inc.	5,232	525,868
QTS Realty Trust, Inc., Class A	7,643	362,125
RAIT Financial Trust	23,185	72,801
Ramco-Gershenson Properties Trust	22,255	401,258
Redwood Trust, Inc.	22,289	291,540
Resource Capital Corp.(a)	8,641	97,211
Retail Opportunity Investments Corp.	27,166	546,580
Rexford Industrial Realty, Inc.	15,768	286,347
RLJ Lodging Trust	35,286	807,344
Rouse Properties, Inc.	10,047	184,664
Ryman Hospitality Properties, Inc.	11,819	608,442
Sabra Health Care REIT, Inc.	17,536	352,298
Saul Centers, Inc.	2,657	140,874
Select Income REIT	17,443	402,061
Silver Bay Realty Trust Corp.	11,347	168,503
Sovran Self Storage, Inc.	10,611	1,251,567
STAG Industrial, Inc.	18,294	372,466
STORE Capital Corp.	11,045	285,845
Summit Hotel Properties, Inc.	24,965	298,831
Sun Communities, Inc.	13,633	976,259
Sunstone Hotel Investors, Inc.	56,657	793,198
Terreno Realty Corp.	12,427	291,413
UMH Properties, Inc.	6,746	66,920
United Development Funding IV	7,908	25,306
Universal Health Realty Income Trust	3,163	177,919
Urban Edge Properties	24,228	626,052
Urstadt Biddle Properties, Inc., Class A	7,002	146,692
Washington Real Estate Investment Trust	18,920	552,653
Western Asset Mortgage Capital Corp.	11,017	110,721
Whitestone REIT	7,049	88,606
Xenia Hotels & Resorts, Inc.	31,140	486,407

		44,401,614

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	13,642	500,389
Altisource Asset Management Corp.*	228	2,690
Altisource Portfolio Solutions SA*(a)	3,637	87,834
AV Homes, Inc.*(a)	3,390	38,510
Consolidated-Tomoka Land Co.(a)	1,132	52,230
Forestar Group, Inc.*(a)	8,775	114,426
FRP Holdings, Inc.*	1,755	62,478
Kennedy-Wilson Holdings, Inc.	25,662	561,998
Marcus & Millichap, Inc.*	3,593	91,226
RE/MAX Holdings, Inc., Class A	3,126	107,222
RMR Group, Inc. (The), Class A*	1,992	49,820
St. Joe Co. (The)*	14,043	240,837
Tejon Ranch Co.*(a)	3,645	74,978

		1,984,638

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Road & Rail 0.5%
ArcBest Corp.	7,053	$152,274
Celadon Group, Inc.	7,089	74,293
Covenant Transportation Group, Inc., Class A*	3,228	78,085
Heartland Express, Inc.(a)	13,566	251,649
Knight Transportation, Inc.(a)	17,026	445,230
Marten Transport Ltd.	6,344	118,760
PAM Transportation Services, Inc.*	769	23,685
Roadrunner Transportation Systems, Inc.*	7,839	97,674
Saia, Inc.*	6,757	190,210
Swift Transportation Co.*(a)	24,166	450,213
Universal Truckload Services, Inc.	2,002	32,973
USA Truck, Inc.*	2,412	45,442
Werner Enterprises, Inc.	12,231	332,194
YRC Worldwide, Inc.*	8,704	81,121

		2,373,803

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	11,285	392,605
Advanced Micro Devices, Inc.*(a)	175,812	501,064
Alpha & Omega Semiconductor Ltd.*	5,016	59,440
Ambarella, Inc.*(a)	8,630	385,761
Amkor Technology, Inc.*	26,580	156,556
Applied Micro Circuits Corp.*(a)	21,493	138,845
Axcelis Technologies, Inc.*	29,004	81,211
Brooks Automation, Inc.	17,898	186,139
Cabot Microelectronics Corp.	6,636	271,479
Cascade Microtech, Inc.*	3,716	76,624
Cavium, Inc.*	15,183	928,592
CEVA, Inc.*	5,457	122,783
Cirrus Logic, Inc.*	17,322	630,694
Cohu, Inc.	6,582	78,194
Diodes, Inc.*	10,016	201,322
DSP Group, Inc.*	5,765	52,577
Entegris, Inc.*	38,692	526,985
Exar Corp.*	10,947	62,945
Fairchild Semiconductor International, Inc.*	31,866	637,320
FormFactor, Inc.*	15,328	111,435
Inphi Corp.*	10,597	353,304
Integrated Device Technology, Inc.*	37,061	757,527
Intersil Corp., Class A	36,354	486,053
IXYS Corp.	6,638	74,478
Kopin Corp.*	17,193	28,540
Lattice Semiconductor Corp.*(a)	32,797	186,287
M/A-COM Technology Solutions Holdings, Inc.*	6,506	284,898
Mattson Technology, Inc.*	20,462	74,686
MaxLinear, Inc., Class A*	15,184	280,904
Microsemi Corp.*	29,696	1,137,654
MKS Instruments, Inc.	14,750	555,338
Monolithic Power Systems, Inc.	10,833	689,412
Nanometrics, Inc.*	6,413	101,582
NeoPhotonics Corp.*	7,671	107,701
NVE Corp.	1,325	74,902
PDF Solutions, Inc.*	7,403	99,052
Photronics, Inc.*	17,647	183,705
Power Integrations, Inc.	8,171	405,772
Rambus, Inc.*(a)	31,821	437,539
Rudolph Technologies, Inc.*	8,502	116,137
Semtech Corp.*	18,412	404,880
Sigma Designs, Inc.*	9,595	65,246
Silicon Laboratories, Inc.*	11,778	529,539
Synaptics, Inc.*	10,084	804,098
Tessera Technologies, Inc.	14,524	450,244
Ultra Clean Holdings, Inc.*	8,947	47,956
Ultratech, Inc.*	7,374	161,048
Veeco Instruments, Inc.*(a)	11,444	222,929
Xcerra Corp.*	15,035	98,028

		14,822,010

Software 4.4%
A10 Networks, Inc.*	9,231	54,647
ACI Worldwide, Inc.*	32,144	668,274
American Software, Inc., Class A	6,500	58,500
Aspen Technology, Inc.*	23,479	848,296
AVG Technologies NV*	11,525	239,144
Barracuda Networks, Inc.*(a)	2,069	31,863
Blackbaud, Inc.	12,880	810,023
Bottomline Technologies de, Inc.*(a)	11,493	350,422
BroadSoft, Inc.*(a)	8,120	327,642
Callidus Software, Inc.*	15,498	258,507
Code Rebel Corp.*(a)	255	1,193
CommVault Systems, Inc.*	12,500	539,625
Digimarc Corp.*(a)	2,099	63,600
Digital Turbine, Inc.*(a)	16,548	19,692
Ebix, Inc.(a)	7,405	302,050
Ellie Mae, Inc.*	8,031	727,930
EnerNOC, Inc.*	8,013	59,937
Epiq Systems, Inc.	8,677	130,328
Fair Isaac Corp.(a)	8,493	901,022
Fleetmatics Group PLC*	10,574	430,467
Gigamon, Inc.*	7,364	228,431
Globant SA*(a)	4,160	128,378
Glu Mobile, Inc.*	31,232	88,074
Guidance Software, Inc.*	4,727	20,326
Guidewire Software, Inc.*	19,257	1,049,121
HubSpot, Inc.*	5,236	228,394
Imperva, Inc.*(a)	7,741	390,920
Infoblox, Inc.*(a)	16,699	285,553
Interactive Intelligence Group, Inc.*	4,732	172,339
Jive Software, Inc.*	12,248	46,297
Manhattan Associates, Inc.*	20,200	1,148,774
Mentor Graphics Corp.	25,217	512,662
MicroStrategy, Inc., Class A*	2,564	460,802
MobileIron, Inc.*	13,135	59,370
Model N, Inc.*	5,795	62,412
Monotype Imaging Holdings, Inc.	10,779	257,834
Park City Group, Inc.*(a)	2,506	22,654
Paycom Software, Inc.*(a)	8,765	312,034
Paylocity Holding Corp.*(a)	4,078	133,514
Pegasystems, Inc.	9,641	244,689
Progress Software Corp.*	14,063	339,200
Proofpoint, Inc.*	10,877	584,965
PROS Holdings, Inc.*	6,176	72,815
QAD, Inc., Class A	2,776	58,990
Qlik Technologies, Inc.*	25,167	727,830
Qualys, Inc.*	7,058	178,638
Rapid7, Inc.*(a)	2,086	27,264
RealPage, Inc.*	14,676	305,848
RingCentral, Inc., Class A*	14,401	226,816
Rovi Corp.*	22,723	466,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Rubicon Project, Inc. (The)*	6,882	$125,803
Sapiens International Corp. NV	6,605	79,128
Seachange International, Inc.*	8,662	47,814
Silver Spring Networks, Inc.*	9,713	143,267
Synchronoss Technologies, Inc.*	10,771	348,334
Take-Two Interactive Software, Inc.*(a)	23,188	873,492
Tangoe, Inc.*	10,755	84,857
Telenav, Inc.*	7,122	42,020
Textura Corp.*(a)	5,819	108,408
TiVo, Inc.*	27,256	259,205
TubeMogul, Inc.*(a)	4,344	56,211
Tyler Technologies, Inc.*	9,212	1,184,755
Varonis Systems, Inc.*(a)	2,225	40,606
VASCO Data Security International, Inc.*(a)	7,764	119,566
Verint Systems, Inc.*	16,923	564,890
VirnetX Holding Corp.*(a)	12,912	59,266
Workiva, Inc.*(a)	1,966	22,904
Xura, Inc.*	6,016	118,335
Zendesk, Inc.*	15,674	328,057
Zix Corp.*	15,845	62,271

		20,333,344

Specialty Retail 2.9%
Abercrombie & Fitch Co., Class A(a)	18,971	598,345
American Eagle Outfitters, Inc.(a)	49,471	824,682
America’s Car-Mart, Inc.*(a)	2,409	60,225
Asbury Automotive Group, Inc.*	6,989	418,222
Ascena Retail Group, Inc.*(a)	47,279	522,906
Barnes & Noble Education, Inc.*	8,498	83,280
Barnes & Noble, Inc.	13,812	170,716
bebe stores, inc.*(a)	8,106	4,457
Big 5 Sporting Goods Corp.	5,100	56,661
Boot Barn Holdings, Inc.*	2,968	27,899
Buckle, Inc. (The)(a)	7,835	265,371
Build-A-Bear Workshop, Inc.*	4,002	51,986
Burlington Stores, Inc.*	20,598	1,158,432
Caleres, Inc.	12,104	342,422
Cato Corp. (The), Class A	7,292	281,107
Chico’s FAS, Inc.	38,346	508,851
Children’s Place, Inc. (The)	5,643	471,021
Christopher & Banks Corp.*	9,570	22,872
Citi Trends, Inc.	4,166	74,280
Conn’s, Inc.*	6,291	78,386
Container Store Group, Inc. (The)*(a)	3,978	23,351
Destination XL Group, Inc.*(a)	9,136	47,233
Express, Inc.*	23,093	494,421
Finish Line, Inc. (The), Class A	12,802	270,122
Five Below, Inc.*	14,965	618,653
Francesca’s Holdings Corp.*	11,356	217,581
Genesco, Inc.*	6,079	439,208
Group 1 Automotive, Inc.	6,472	379,842
Guess?, Inc.(a)	17,160	322,093
Haverty Furniture Cos., Inc.	5,383	113,904
Hibbett Sports, Inc.*	6,146	220,641
Kirkland’s, Inc.	4,499	78,777
Lithia Motors, Inc., Class A	6,231	544,153
Lumber Liquidators Holdings, Inc.*(a)	7,040	92,365
MarineMax, Inc.*(a)	6,946	135,239
Mattress Firm Holding Corp.*(a)	5,682	240,860
Monro Muffler Brake, Inc.	8,753	625,577
Outerwall, Inc.(a)	4,685	173,298
Party City Holdco, Inc.*	6,815	102,498
Pier 1 Imports, Inc.	23,207	162,681
Rent-A-Center, Inc.	14,899	236,149
Restoration Hardware Holdings, Inc.*(a)	9,200	385,480
Select Comfort Corp.*	14,041	272,255
Shoe Carnival, Inc.	4,082	110,051
Sonic Automotive, Inc., Class A	8,756	161,811
Sportsman’s Warehouse Holdings, Inc.*(a)	4,899	61,727
Stage Stores, Inc.	8,895	71,694
Stein Mart, Inc.	8,193	60,055
Tailored Brands, Inc.	13,484	241,364
Tile Shop Holdings, Inc.*	7,214	107,561
Tilly’s, Inc., Class A*	2,796	18,705
Vitamin Shoppe, Inc.*(a)	7,061	218,609
West Marine, Inc.*	4,594	41,759
Winmark Corp.(a)	554	54,281
Zumiez, Inc.*(a)	5,144	102,468

		13,468,587

Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.*	9,016	60,948
CPI Card Group, Inc.(a)	4,244	34,970
Cray, Inc.*	11,216	470,062
Diebold, Inc.(a)	17,913	517,865
Eastman Kodak Co.*	4,380	47,523
Electronics For Imaging, Inc.*	12,928	548,018
Imation Corp.*	8,181	12,680
Immersion Corp.*	7,545	62,322
Nimble Storage, Inc.*(a)	14,070	110,309
Pure Storage, Inc., Class A*(a)	8,314	113,819
Quantum Corp.*(a)	54,103	33,003
Silicon Graphics International Corp.*	9,052	64,450
Stratasys Ltd.*(a)	13,854	359,096
Super Micro Computer, Inc.*(a)	10,208	347,889
Violin Memory, Inc.*(a)	22,746	11,878

		2,794,832

Textiles, Apparel & Luxury Goods 0.9%
Cherokee, Inc.*(a)	2,065	36,736
Columbia Sportswear Co.	7,819	469,844
Crocs, Inc.*	20,317	195,450
Culp, Inc.	2,790	73,154
Deckers Outdoor Corp.*	8,946	535,955
G-III Apparel Group Ltd.*	10,929	534,319
Iconix Brand Group, Inc.*(a)	13,278	106,888
Movado Group, Inc.	4,311	118,682
Oxford Industries, Inc.	3,931	264,281
Perry Ellis International, Inc.*	3,147	57,936
Sequential Brands Group, Inc.*(a)	9,147	58,449
Steven Madden Ltd.*	15,424	571,305
Superior Uniform Group, Inc.	1,741	31,025
Tumi Holdings, Inc.*	15,532	416,568
Unifi, Inc.*	3,936	90,174
Vera Bradley, Inc.*	5,826	118,501
Vince Holding Corp.*(a)	6,483	41,037
Wolverine World Wide, Inc.	28,396	523,054

		4,243,358

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc.*	2,345	105,666
Astoria Financial Corp.	24,698	391,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Bank Mutual Corp.	12,056	$91,264
BankFinancial Corp.	5,013	59,254
Bear State Financial, Inc.*(a)	3,684	34,151
Beneficial Bancorp, Inc.*	23,003	314,911
BofI Holding, Inc.*(a)	16,920	361,073
Capitol Federal Financial, Inc.	38,112	505,365
Charter Financial Corp.	4,078	55,053
Clifton Bancorp, Inc.(a)	6,911	104,494
Dime Community Bancshares, Inc.	8,199	144,466
Essent Group Ltd.*	15,494	322,275
EverBank Financial Corp.	26,749	403,642
Federal Agricultural Mortgage Corp., Class C	2,759	104,097
First Defiance Financial Corp.	2,489	95,602
Flagstar Bancorp, Inc.*	5,835	125,219
Fox Chase Bancorp, Inc.	3,248	62,751
Hingham Institution for Savings	342	40,736
HomeStreet, Inc.*	7,022	146,128
Impac Mortgage Holdings, Inc.*(a)	2,151	29,834
Kearny Financial Corp./MD	25,948	320,458
LendingTree, Inc.*(a)	1,676	163,879
Meridian Bancorp, Inc.	15,336	213,477
Meta Financial Group, Inc.	1,978	90,197
MGIC Investment Corp.*	93,195	714,806
Nationstar Mortgage Holdings, Inc.*(a)	10,473	103,683
NMI Holdings, Inc., Class A*	13,777	69,574
Northfield Bancorp, Inc.	13,231	217,518
Northwest Bancshares, Inc.(a)	27,713	374,403
OceanFirst Financial Corp.(a)	3,598	63,613
Ocwen Financial Corp.*	28,668	70,810
Oritani Financial Corp.	11,817	200,534
PennyMac Financial Services, Inc., Class A*	3,934	46,264
PHH Corp.*	13,176	165,227
Provident Financial Services, Inc.	17,989	363,198
Radian Group, Inc.	51,204	634,929
Stonegate Mortgage Corp.*(a)	3,790	21,755
Territorial Bancorp, Inc.	2,299	59,912
TrustCo Bank Corp.	25,205	152,742
United Community Financial Corp.	13,379	78,535
United Financial Bancorp, Inc.	14,199	178,765
Walker & Dunlop, Inc.*	7,184	174,356
Washington Federal, Inc.	25,721	582,581
Waterstone Financial, Inc.	7,283	99,631
WSFS Financial Corp.	8,261	268,648

		8,926,692

Tobacco 0.2%
Universal Corp.(a)	6,245	354,779
Vector Group Ltd.(a)	23,435	535,255

		890,034

Trading Companies & Distributors 0.7%
Aircastle Ltd.(a)	17,235	383,307
Applied Industrial Technologies, Inc.(a)	11,088	481,219
Beacon Roofing Supply, Inc.*	13,604	557,900
BMC Stock Holdings, Inc.*(a)	10,102	167,895
CAI International, Inc.*	4,330	41,828
DXP Enterprises, Inc.*	3,386	59,458
H&E Equipment Services, Inc.	8,476	148,584
Kaman Corp.	7,564	322,907
Lawson Products, Inc.*	1,523	29,820
MRC Global, Inc.*	28,665	376,658
Neff Corp., Class A*(a)	2,820	20,981
Real Industry, Inc.*(a)	6,085	52,940
Rush Enterprises, Inc., Class A*	9,387	171,219
TAL International Group, Inc.*	9,128	140,936
Textainer Group Holdings Ltd.(a)	5,749	85,315
Titan Machinery, Inc.*(a)	4,581	52,957
Univar, Inc.*	11,283	193,842
Veritiv Corp.*	2,143	79,848

		3,367,614

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	16,660	239,737

Water Utilities 0.3%
American States Water Co.	10,352	407,455
Artesian Resources Corp., Class A	2,024	56,591
California Water Service Group(a)	13,265	354,441
Connecticut Water Service, Inc.	3,010	135,751
Consolidated Water Co., Ltd.	4,111	50,031
Middlesex Water Co.	4,296	132,531
SJW Corp.	4,188	152,234
York Water Co. (The)	3,507	107,033

		1,396,067

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	78,790
NTELOS Holdings Corp.*(a)	4,407	40,544
Shenandoah Telecommunications Co.	13,532	361,981
Spok Holdings, Inc.	5,862	102,644

		583,959

Total Common Stocks (cost $393,675,554)		446,716,874

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	37,889	42,057

Textiles, Apparel & Luxury Goods 0.0%†
Vince Holding Corp., expiring 4/14/2016*(a)(b)	3,805	1,008

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc. CVR*(b)	16,402	41,333

Total Rights (cost $—)		84,398

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	5,351	0

Total Warrant (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements 9.3%

	Principal Amount	Market Value
Citigroup Global Markets, Inc., 0.30%, dated 03/20/15, due 05/05/16, repurchase price $18,061,800, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 4.75%, maturing 04/30/16 - 11/15/19; total market value $18,360,001. (c)	$18,000,000	$18,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 03/17/16, due 04/04/16, repurchase price $5,000,900, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 08/18/16 - 02/15/37; total market value $5,100,000. (c)	5,000,000	5,000,000
Goldman Sachs & Co., 0.30%, dated 03/31/16, due 04/01/16, repurchase price $1,620,999, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 11.50%, maturing 05/15/16 - 08/15/50; total market value $1,653,407. (c)	1,620,986	1,620,986
Natixis New York Branch, 0.46%, dated 03/31/16, due 04/01/16, repurchase price $8,000,102, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.73% - 7.50%, maturing 09/30/17 - 03/20/65; total market value $8,160,104. (c)	8,000,000	8,000,000
Nomura Securities International, Inc., 0.33%, dated 03/31/16, due 04/01/16, repurchase price $10,000,092, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 9.50%, maturing 11/01/16 - 02/20/66; total market value $10,200,001. (c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $42,620,986)		42,620,986

Total Investments (cost $436,296,540) (d) — 106.5%		489,422,258
Liabilities in excess of other assets — (6.5%)		(29,772,614)

NET ASSETS — 100.0%		$459,649,644

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $64,262,692. Which was collateralized by repurchase agreements with a total value of $42,620,986 and $23,187,286 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 04/07/16 - 08/15/45, a total value of $65,808,272.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2016 was $42,620,986.
(d)	At March 31, 2016, the tax basis cost of the Fund’s investments was $443,696,852, tax unrealized appreciation and depreciation were $108,462,900 and $(62,737,494), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At March 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
120	Russell 2000 Mini Future	06/17/16	$13,315,200	$514,162

At March 31, 2016 the Fund had $1,237,400 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,322,481	$—	$—	$6,322,481
Air Freight & Logistics	2,256,627	—	—	2,256,627
Airlines	1,814,077	—	—	1,814,077
Auto Components	5,050,033	—	—	5,050,033
Automobiles	173,224	—	—	173,224
Banks	40,985,253	—	—	40,985,253
Beverages	888,261	—	—	888,261
Biotechnology	20,025,484	—	—	20,025,484
Building Products	4,615,594	—	—	4,615,594
Capital Markets	5,750,774	—	—	5,750,774
Chemicals	8,267,115	—	—	8,267,115
Commercial Services & Supplies	10,304,674	—	—	10,304,674
Communications Equipment	7,202,423	—	—	7,202,423
Construction & Engineering	3,737,377	—	—	3,737,377
Construction Materials	845,077	—	—	845,077
Consumer Finance	1,958,038	—	—	1,958,038
Containers & Packaging	1,702,040	—	—	1,702,040
Distributors	1,649,977	—	—	1,649,977
Diversified Consumer Services	4,537,883	—	—	4,537,883
Diversified Financial Services	1,808,871	—	—	1,808,871
Diversified Telecommunication Services	3,374,291	—	—	3,374,291
Electric Utilities	6,142,890	—	—	6,142,890
Electrical Equipment	3,299,948	—	—	3,299,948
Electronic Equipment, Instruments & Components	13,622,766	—	—	13,622,766
Energy Equipment & Services	3,833,362	—	—	3,833,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$4,224,190	$—	$—	$4,224,190
Food Products	8,431,179	—	—	8,431,179
Gas Utilities	6,785,696	—	—	6,785,696
Health Care Equipment & Supplies	17,067,696	—	—	17,067,696
Health Care Providers & Services	12,260,082	—	—	12,260,082
Health Care Technology	1,993,247	—	—	1,993,247
Hotels, Restaurants & Leisure	15,501,010	—	—	15,501,010
Household Durables	5,895,339	—	—	5,895,339
Household Products	1,034,651	—	—	1,034,651
Independent Power and Renewable Electricity Producers	2,154,837	—	—	2,154,837
Industrial Conglomerates	160,440	—	—	160,440
Information Technology Services	12,025,066	—	—	12,025,066
Insurance	10,760,295	—	—	10,760,295
Internet & Catalog Retail	2,397,628	—	—	2,397,628
Internet Software & Services	9,697,296	—	—	9,697,296
Leisure Products	1,460,679	—	—	1,460,679
Life Sciences Tools & Services	2,899,149	—	—	2,899,149
Machinery	12,849,808	—	—	12,849,808
Marine	570,243	—	—	570,243
Media	6,843,404	—	—	6,843,404
Metals & Mining	4,008,877	—	—	4,008,877
Multiline Retail	921,416	—	—	921,416
Multi-Utilities	2,487,678	—	—	2,487,678
Oil, Gas & Consumable Fuels	7,759,098	—	—	7,759,098
Paper & Forest Products	2,449,707	—	—	2,449,707
Personal Products	766,218	—	—	766,218
Pharmaceuticals	7,315,290	—	—	7,315,290
Professional Services	6,001,826	—	—	6,001,826
Real Estate Investment Trusts (REITs)	44,376,308	25,306	—	44,401,614
Real Estate Management & Development	1,984,638	—	—	1,984,638
Road & Rail	2,373,803	—	—	2,373,803
Semiconductors & Semiconductor Equipment	14,822,010	—	—	14,822,010
Software	20,333,344	—	—	20,333,344
Specialty Retail	13,468,587	—	—	13,468,587
Technology Hardware, Storage & Peripherals	2,794,832	—	—	2,794,832
Textiles, Apparel & Luxury Goods	4,243,358	—	—	4,243,358
Thrifts & Mortgage Finance	8,926,692	—	—	8,926,692
Tobacco	890,034	—	—	890,034
Trading Companies & Distributors	3,367,614	—	—	3,367,614
Transportation Infrastructure	239,737	—	—	239,737
Water Utilities	1,396,067	—	—	1,396,067
Wireless Telecommunication Services	583,959	—	—	583,959

Total Common Stocks	$446,691,568	$25,306	$—	$446,716,874

Futures Contracts	514,162	—	—	514,162
Repurchase Agreements	—	42,620,986	—	42,620,986
Rights	—	43,065	41,333	84,398
Warrant	—	—	—	—

Total	$447,205,730	$42,689,357	$41,333	$489,936,420

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 12/31/15	$13,756	$41,333	$55,089
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	(13,756)	—	(13,756)

Balance as of 03/31/16	$—	$41,333	$41,333

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/16	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$514,162

Total		$514,162

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2016 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 96.7%

	Shares	Market Value
BRAZIL 0.4%
Aerospace & Defense 0.4%
Embraer SA, ADR	31,860	$839,830

CANADA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Suncor Energy, Inc.	70,313	1,958,207

CHINA 4.3%
Diversified Telecommunication Services 1.4%
China Telecom Corp., Ltd., H Shares	5,212,000	2,759,356

Health Care Providers & Services 1.0%
Sinopharm Group Co., Ltd., H Shares	468,800	2,118,625

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	613,000	1,506,294

Machinery 1.2%
CRRC Corp., Ltd., H Shares	1,278,960	1,288,288
Weichai Power Co., Ltd., H Shares	1,074,000	1,203,158

		2,491,446

		8,875,721

FRANCE 10.2%
Aerospace & Defense 0.1%
Zodiac Aerospace	14,100	281,589

Auto Components 2.1%
Cie Generale des Etablissements Michelin	40,290	4,116,374

Banks 1.7%
BNP Paribas SA	70,520	3,542,966

Building Products 1.0%
Cie de Saint-Gobain	49,200	2,161,072

Energy Equipment & Services 0.9%
Technip SA	35,496	1,967,160

Insurance 1.4%
AXA SA	127,764	2,995,901

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	65,340	2,973,058

Pharmaceuticals 1.6%
Sanofi	40,320	3,241,559

		21,279,679

GERMANY 11.6%
Air Freight & Logistics 0.4%
Deutsche Post AG REG	30,760	853,709

Airlines 0.7%
Deutsche Lufthansa AG REG*	93,970	1,516,621

Chemicals 0.6%
LANXESS AG	26,450	1,267,658

Construction Materials 1.1%
HeidelbergCement AG	28,610	2,444,876

Diversified Financial Services 0.7%
Deutsche Boerse AG	16,590	1,412,539

Food & Staples Retailing 1.1%
METRO AG	71,580	2,214,213

Industrial Conglomerates 1.0%
Siemens AG REG	19,160	2,026,376

Insurance 1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	10,950	2,222,240

Pharmaceuticals 2.9%
Bayer AG REG	31,437	3,683,799
Merck KGaA	30,760	2,558,731

		6,242,530

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	146,220	2,073,156

Software 1.0%
SAP SE	24,650	1,983,546

		24,257,464

HONG KONG 5.9%
Household Durables 0.8%
Haier Electronics Group Co., Ltd.	925,300	1,613,195

Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd.	223,012	2,897,382

Insurance 0.6%
AIA Group Ltd.	232,600	1,322,104

Oil, Gas & Consumable Fuels 0.3%
Kunlun Energy Co., Ltd.	764,000	664,667

Real Estate Management & Development 1.2%
Cheung Kong Property Holdings Ltd.	223,012	1,437,151
Swire Pacific Ltd., Class A	92,500	997,699

		2,434,850

Semiconductors & Semiconductor Equipment 0.6%
GCL-Poly Energy Holdings Ltd.	7,810,000	1,290,604

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	182,000	2,015,644

		12,238,446

IRELAND 2.5%
Construction Materials 2.0%
CRH PLC	150,817	4,255,102

Pharmaceuticals 0.5%
Perrigo Co. PLC	7,370	942,844

		5,197,946

ISRAEL 1.7%
Pharmaceuticals 1.7%
Teva Pharmaceutical Industries Ltd., ADR	65,447	3,502,069

ITALY 2.3%
Banks 1.3%
Intesa Sanpaolo SpA	449,056	1,241,647
UniCredit SpA	443,782	1,599,832

		2,841,479

Oil, Gas & Consumable Fuels 1.0%
Eni SpA	133,715	2,019,457

		4,860,936

JAPAN 7.3%
Auto Components 0.6%
Sumitomo Rubber Industries Ltd.	81,700	1,262,366

Automobiles 2.8%
Nissan Motor Co., Ltd.	356,100	3,292,231
Toyota Motor Corp.	46,000	2,439,629

		5,731,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Beverages 2.0%
Kirin Holdings Co., Ltd.	83,700	$1,172,528
Suntory Beverage & Food Ltd.	65,400	2,942,152

		4,114,680

Industrial Conglomerates 0.5%
Toshiba Corp.*	569,000	1,106,359

Technology Hardware, Storage & Peripherals 0.6%
Konica Minolta, Inc.	152,200	1,290,900

Wireless Telecommunication Services 0.8%
SoftBank Group Corp.	34,200	1,635,788

		15,141,953

NETHERLANDS 8.3%
Banks 1.9%
ING Groep NV, CVA	330,546	3,955,586

Chemicals 1.6%
Akzo Nobel NV	49,790	3,394,033

Energy Equipment & Services 0.8%
SBM Offshore NV*	131,455	1,669,788

Industrial Conglomerates 0.3%
Koninklijke Philips NV	25,350	722,052

Insurance 0.9%
NN Group NV	58,140	1,897,962

Life Sciences Tools & Services 0.6%
QIAGEN NV*	58,490	1,300,608

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class A	1,335	32,235
Royal Dutch Shell PLC, Class B	63,839	1,553,508
Royal Dutch Shell PLC, Class B, ADR	54,858	2,698,466

		4,284,209

		17,224,238

NORWAY 2.1%
Diversified Telecommunication Services 1.3%
Telenor ASA	165,530	2,676,466

Oil, Gas & Consumable Fuels 0.8%
Statoil ASA	104,790	1,636,648

		4,313,114

RUSSIA 0.6%
Metals & Mining 0.4%
MMC Norilsk Nickel PJSC, ADR	72,673	941,842

Wireless Telecommunication Services 0.2%
Mobile TeleSystems PJSC, ADR	49,610	401,345

		1,343,187

SINGAPORE 3.2%
Banks 1.8%
DBS Group Holdings Ltd.	212,361	2,419,210
United Overseas Bank Ltd.	94,600	1,323,265

		3,742,475

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,027,000	2,907,082

		6,649,557

SOUTH KOREA 5.6%
Auto Components 1.1%
Hyundai Mobis Co., Ltd.	10,436	2,273,772

Automobiles 0.5%
Hyundai Motor Co.	7,442	993,183

Banks 1.2%
Hana Financial Group, Inc.	36,003	781,150
KB Financial Group, Inc., ADR	61,326	1,691,984

		2,473,134

Metals & Mining 0.2%
POSCO	2,733	521,342

Technology Hardware, Storage & Peripherals 2.6%
Samsung Electronics Co., Ltd., GDR	9,400	5,346,844

		11,608,275

SPAIN 1.4%
Diversified Telecommunication Services 1.0%
Telefonica SA	183,937	2,055,794

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	71,274	801,401

		2,857,195

SWEDEN 0.8%
Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	74,462	1,712,956

SWITZERLAND 6.7%
Capital Markets 1.0%
Credit Suisse Group AG REG*	142,782	2,016,361

Insurance 1.7%
Swiss Re AG	37,790	3,489,516

Metals & Mining 1.0%
Glencore PLC*	915,340	2,058,107

Pharmaceuticals 3.0%
Novartis AG REG	27,040	1,956,396
Roche Holding AG	18,310	4,495,843

		6,452,239

		14,016,223

TAIWAN 0.9%
Semiconductors & Semiconductor Equipment 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	393,214	1,961,286

THAILAND 1.0%
Banks 1.0%
Bangkok Bank PCL, NVDR	367,300	1,877,620
Bangkok Bank PCL REG	49,200	251,507

		2,129,127

UNITED KINGDOM 19.0%
Aerospace & Defense 1.6%
BAE Systems PLC	458,150	3,341,877

Airlines 0.7%
International Consolidated Airlines Group SA	176,190	1,397,182

Banks 3.8%
Barclays PLC	700,930	1,504,617
HSBC Holdings PLC	369,092	2,295,698
Lloyds Banking Group PLC	2,771,400	2,699,339
Standard Chartered PLC	205,500	1,389,799

		7,889,453

Commercial Services & Supplies 0.3%
Serco Group PLC*	447,536	658,457

Construction & Engineering 0.5%
Carillion PLC	268,850	1,134,938

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Containers & Packaging 1.1%
Rexam PLC	242,884	$2,207,836

Energy Equipment & Services 1.1%
Petrofac Ltd.	174,010	2,296,473

Food & Staples Retailing 1.0%
Tesco PLC*	782,510	2,149,153

Insurance 1.1%
Aviva PLC	341,540	2,230,067

Media 0.9%
Sky PLC	131,940	1,938,800

Multiline Retail 0.8%
Marks & Spencer Group PLC	295,550	1,722,272

Oil, Gas & Consumable Fuels 1.8%
BP PLC	739,431	3,699,643

Pharmaceuticals 1.7%
GlaxoSmithKline PLC	176,940	3,581,843

Specialty Retail 1.3%
Kingfisher PLC	517,030	2,788,650

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	848,730	2,696,974

		39,733,618

Total Common Stocks (cost $190,457,775)		201,701,027

Total Investments (cost $190,457,775)(a) — 96.7%		201,701,027
Other assets in excess of liabilities — 3.3%		6,925,052

NET ASSETS — 100.0%		$208,626,079

*	Denotes a non-income producing security.
(a)	At March 31, 2016, the tax basis cost of the Fund’s investments was $190,499,474, tax unrealized appreciation and depreciation were $37,967,724 and $(26,766,171), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$839,830	$3,623,466	$—	$4,463,296
Air Freight & Logistics	—	853,709	—	853,709
Airlines	—	2,913,803	—	2,913,803
Auto Components	—	7,652,512	—	7,652,512
Automobiles	—	6,725,043	—	6,725,043
Banks	1,691,984	24,882,236	—	26,574,220
Beverages	—	4,114,680	—	4,114,680
Building Products	—	2,161,072	—	2,161,072
Capital Markets	—	2,016,361	—	2,016,361
Chemicals	—	4,661,691	—	4,661,691
Commercial Services & Supplies	—	658,457	—	658,457
Construction & Engineering	—	1,134,938	—	1,134,938
Construction Materials	—	6,699,978	—	6,699,978
Containers & Packaging	—	2,207,836	—	2,207,836
Diversified Financial Services	—	1,412,539	—	1,412,539
Diversified Telecommunication Services	—	10,398,698	—	10,398,698
Energy Equipment & Services	—	5,933,421	—	5,933,421
Food & Staples Retailing	—	4,363,366	—	4,363,366
Health Care Equipment & Supplies	—	1,712,956	—	1,712,956
Health Care Providers & Services	—	2,118,625	—	2,118,625
Household Durables	—	1,613,195	—	1,613,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Industrial Conglomerates	$—	$6,752,169	$—	$6,752,169
Insurance	—	15,664,084	—	15,664,084
Life Sciences Tools & Services	—	1,300,608	—	1,300,608
Machinery	—	2,491,446	—	2,491,446
Media	—	1,938,800	—	1,938,800
Metals & Mining	941,842	2,579,449	—	3,521,291
Multiline Retail	—	1,722,272	—	1,722,272
Oil, Gas & Consumable Fuels	4,656,673	13,380,617	—	18,037,290
Pharmaceuticals	4,444,913	19,518,171	—	23,963,084
Real Estate Management & Development	—	2,434,850	—	2,434,850
Semiconductors & Semiconductor Equipment	—	5,325,046	—	5,325,046
Software	—	1,983,546	—	1,983,546
Specialty Retail	—	2,788,650	—	2,788,650
Technology Hardware, Storage & Peripherals	—	6,637,744	—	6,637,744
Wireless Telecommunication Services	401,345	6,348,406	—	6,749,751

Total Common Stocks	$12,976,587	$188,724,440	$—	$201,701,027

Total	$12,976,587	$188,724,440	$—	$201,701,027

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2016, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2016, was $4,472,301 and $3,955,586, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2016, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 20, 2016

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 20, 2016